                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08839

                              SPDR(R) SERIES TRUST
               (Exact name of registrant as specified in charter)

                      One Lincoln Street, Boston, MA 02111
               (Address of principal executive offices) (zip code)

                              Ryan M. Louvar, Esq.
                       State Street Bank and Trust Company
                               One Lincoln Street
                                Boston, MA 02111
                     (Name and address of agent for service)

                                    Copy to:

                              W. John McGuire, Esq.
                          Morgan, Lewis and Bockius LLP
                           1111 Pennsylvania Ave., NW
                              Washington, DC 20004

       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: December 31, 2007

ITEM 1: REPORTS TO SHAREHOLDERS

SEMI-ANNUAL December 31, 2007







      (SPDRs(SM) LOGO)                       Precise in a world that isn't.(SM)
State Street Global Advisors

TABLE OF CONTENTS


PERFORMANCE & PORTFOLIO SUMMARY
  SPDR(R) DJ WILSHIRE TOTAL MARKET ETF (TMW)..............................     1
  SPDR(R) DJ WILSHIRE LARGE CAP ETF (ELR).................................     4
  SPDR(R) DJ WILSHIRE LARGE CAP GROWTH ETF (ELG)..........................     7
  SPDR(R) DJ WILSHIRE LARGE CAP VALUE ETF (ELV)...........................    10
  SPDR(R) DJ WILSHIRE MID CAP ETF (EMM)...................................    13
  SPDR(R) DJ WILSHIRE MID CAP GROWTH ETF (EMG)............................    16
  SPDR(R) DJ WILSHIRE MID CAP VALUE ETF (EMV).............................    19
  SPDR(R) DJ WILSHIRE SMALL CAP ETF (DSC).................................    22
  SPDR(R) DJ WILSHIRE SMALL CAP GROWTH ETF (DSG)..........................    25
  SPDR(R) DJ WILSHIRE SMALL CAP VALUE ETF (DSV)...........................    28
  SPDR(R) DJ GLOBAL TITANS ETF (DGT)......................................    31
  DJ WILSHIRE REIT ETF (RWR)..............................................    34
  KBW BANK ETF (KBE)......................................................    37
  KBW CAPITAL MARKETS ETF (KCE)...........................................    40
  KBW INSURANCE ETF (KBI).................................................    43
  MORGAN STANLEY TECHNOLOGY ETF (MTK).....................................    46
  SPDR(R) S&P(R) DIVIDEND ETF (SDY).......................................    49
  SPDR(R) S&P(R) BIOTECH ETF (XBI)........................................    52
  SPDR(R) S&P(R) HOMEBUILDERS ETF (XHB)...................................    55
  SPDR(R) S&P(R) METALS & MINING ETF (XME)................................    58
  SPDR(R) S&P(R) OIL & GAS EQUIPMENT & SERVICES ETF (XES).................    61
  SPDR(R) S&P(R) OIL & GAS EXPLORATION & PRODUCTION ETF (XOP).............    64
  SPDR(R) S&P(R) PHARMACEUTICALS ETF (XPH)................................    67
  SPDR(R) S&P(R) RETAIL ETF (XRT).........................................    70
  SPDR(R) S&P(R) SEMICONDUCTOR ETF (XSD)..................................    73
  KBW REGIONAL BANKING(SM) ETF (KRE)......................................    76
SUMMARY SCHEDULES OF INVESTMENTS
  SPDR(R) DJ WILSHIRE TOTAL MARKET ETF (TMW)..............................    79
  SPDR(R) DJ WILSHIRE LARGE CAP ETF (ELR).................................    82
  SPDR(R) DJ WILSHIRE LARGE CAP GROWTH ETF (ELG)..........................    85
  SPDR(R) DJ WILSHIRE LARGE CAP VALUE ETF (ELV)...........................    88
  SPDR(R) DJ WILSHIRE MID CAP ETF (EMM)...................................    90
  SPDR(R) DJ WILSHIRE MID CAP GROWTH ETF (EMG)............................    93
  SPDR(R) DJ WILSHIRE MID CAP VALUE ETF (EMV).............................    95
  SPDR(R) DJ WILSHIRE SMALL CAP ETF (DSC).................................    97
  SPDR(R) DJ WILSHIRE SMALL CAP GROWTH ETF (DSG)..........................   100
  SPDR(R) DJ WILSHIRE SMALL CAP VALUE ETF (DSV)...........................   103

SCHEDULES OF INVESTMENTS
  SPDR(R) DJ GLOBAL TITANS ETF (DGT)......................................   106
  DJ WILSHIRE REIT ETF (RWR)..............................................   107
  KBW BANK ETF (KBE)......................................................   108
  KBW CAPITAL MARKETS ETF (KCE)...........................................   109
  KBW INSURANCE ETF (KBI).................................................   110
  MORGAN STANLEY TECHNOLOGY ETF (MTK).....................................   111
  SPDR(R) S&P(R) DIVIDEND ETF (SDY).......................................   112
  SPDR(R) S&P(R) BIOTECH ETF (XBI)........................................   113
  SPDR(R) S&P(R) HOMEBUILDERS ETF (XHB)...................................   114
  SPDR(R) S&P(R) METALS & MINING ETF (XME)................................   115
  SPDR(R) S&P(R) OIL & GAS EQUIPMENT & SERVICES ETF (XES).................   116
  SPDR(R) S&P(R) OIL & GAS EXPLORATION & PRODUCTION ETF (XOP).............   117
  SPDR(R) S&P(R) PHARMACEUTICALS ETF (XPH)................................   118
  SPDR(R) S&P(R) RETAIL ETF (XRT).........................................   119
  SPDR(R) S&P(R) SEMICONDUCTOR ETF (XSD)..................................   120
  KBW REGIONAL BANKING(SM) ETF (KRE)......................................   121
FINANCIAL STATEMENTS......................................................   122
FINANCIAL HIGHLIGHTS......................................................   144
NOTES TO FINANCIAL STATEMENTS.............................................   158
OTHER INFORMATION.........................................................   169

                   (streetTRACKS (R) semi-annual report LOGO)
             SPDR DJ Wilshire Total Market ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/4/00, 10/10/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE TOTAL MARKET ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          DOW JONES WILSHIRE 5000
                                             VALUE       VALUE              COMPOSITE INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -1.81%      -1.44%                   -1.92%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  5.44%       5.59%                    5.48%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07 (1)          29.54%      29.97%                   30.07%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07 (1)           80.46%      81.15%                   92.61%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                20.84%      21.24%                   23.17%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          DOW JONES WILSHIRE 5000
                                             VALUE       VALUE              COMPOSITE INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  5.44%       5.59%                    5.48%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07 (1)           9.01%       9.13%                    9.16%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07 (1)           12.53%      12.62%                   14.01%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                 2.65%       2.70%                    2.92%
 ----------------------------------------------------------------------------------------------------




 (1) Prior to June 14, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire 5000 Composite Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

 (2) For the period October 4, 2000 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
       SPDR DJ Wilshire Total Market ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE TOTAL MARKET ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                     SPDR DJ          DOW JONES
                                 WILSHIRE TOTAL     WILSHIRE 5000
                                   MARKET ETF      COMPOSITE INDEX
                                       (A)               (B)
                                 --------------    ---------------
10/4/2000                           10000.00           10000.00
                                    10061.00           10061.00
                                     9407.04            9406.03
12/31/00                             9467.24            9467.17
                                     9761.67            9766.33
                                     9017.83            9022.14
                                     8515.54            8519.60
                                     9116.84            9122.79
                                     9187.95            9194.86
                                     8978.46            8987.06
                                     8929.08            8937.63
                                     8379.05            8387.07
                                     7763.19            7770.62
                                     7857.12            7865.42
                                     8441.69            8453.76
12/31/01                             8498.25            8513.78
                                     8412.42            8429.49
                                     8280.35            8297.15
                                     8561.88            8582.57
                                     8077.28            8097.66
                                     8017.50            8038.54
                                     7479.53            7497.55
                                     6940.26            6956.98
                                     6982.59            7002.20
                                     6227.77            6244.56
                                     6747.17            6767.23
                                     7096.67            7120.48
12/31/02                             6696.42            6719.59
                                     6507.58            6530.77
                                     6393.05            6417.14
                                     6466.57            6494.14
                                     6992.30            7024.71
                                     7318.14            7354.17
                                     7422.06            7460.81
                                     7555.28            7596.60
                                     7669.97            7713.58
                                     7592.74            7637.99
                                     8009.58            8059.61
                                     8061.64            8113.61
12/31/03                             8478.43            8535.51
                                     8602.21            8662.69
                                     8726.94            8790.04
                                     8592.55            8656.43
                                     8473.11            8536.97
                                     8552.76            8619.78
                                     8705.85            8775.79
                                     8448.16            8516.91
                                     8493.78            8563.75
                                     8560.03            8632.26
                                     8670.46            8746.21
                                     9018.14            9097.81
12/31/04                             9327.47            9414.41
                                     9147.35            9234.59
                                     9363.14            9454.38
                                     9204.15            9295.54
                                     9043.08            9134.73
                                     9312.56            9409.69
                                     9363.78            9485.90
                                     9754.25            9878.62
                                     9674.27            9789.71
                                     9758.43            9868.03
                                     9582.78            9686.06
                                     9954.59           10072.70
12/31/05                             9973.51           10086.50
                                    10307.60           10445.50
                                    10290.10           10442.40
                                    10460.90           10634.50
                                    10563.40           10752.60
                                    10230.70           10407.40
                                    10250.10           10426.20
                                    10240.60           10413.70
                                    10482.20           10657.30
                                    10721.20           10891.80
                                    11099.50           11286.70
                                    11333.20           11542.40
12/31/06                            11460.00           11677.10
                                    11673.20           11897.80
                                    11472.60           11709.80
                                    11604.00           11839.80
                                    12069.50           12313.40
                                    12508.10           12765.30
                                    12306.60           12558.50
                                    11889.90           12130.30
                                    12058.30           12298.90
                                    12479.10           12740.40
                                    12712.80           12981.20
                                    12155.00           12398.30
12/31/07                            12084.40           12317.80

                   (streetTRACKS (R) semi-annual report LOGO)
              SPDR DJ Wilshire Total Market ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 --------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON MOBIL CORP.     GENERAL ELECTRIC CO.     MICROSOFT CORP.     AT&T, INC.

 --------------------------------------------------------------------------------------------------------

    MARKET VALUE            $4,127,794            2,898,689                2,459,390           1,928,717
 --------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         3.3%                  2.3                      1.9                 1.5
 --------------------------------------------------------------------------------------------------------

 ---------------------------------------------------

    DESCRIPTION             PROCTER & GAMBLE CO.

 ---------------------------------------------------

    MARKET VALUE            1,762,667
 ---------------------------------------------------

    % OF NET ASSETS         1.4
 ---------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Oil, Gas & Consumable Fuels           9.6%
Pharmaceuticals                       5.1
Insurance                             4.6
Computers & Peripherals               4.2
Software                              4.0
Diversified Financial Services        3.5
Commercial Banks                      3.2
Capital Markets                       3.0
Industrial Conglomerates              3.0
Media                                 3.0
Semiconductors & Semiconductor
  Equipment                           2.8
Energy Equipment & Services           2.7
Diversified Telecommunication
  Services                            2.6
Health Care Providers &
  Services                            2.6
Aerospace & Defense                   2.3
Communications Equipment              2.3
Machinery                             2.3
Food & Staples Retailing              2.0
Household Products                    2.0
Beverages                             1.9
Electric Utilities                    1.9
Hotels, Restaurants & Leisure         1.8
Real Estate Investment Trusts         1.8
Specialty Retail                      1.8
Biotechnology                         1.7
Chemicals                             1.7
Health Care Equipment &
  Supplies                            1.7
Internet Software & Services          1.7
Food Products                         1.5
IT Services                           1.2
Metals & Mining                       1.2
Tobacco                               1.2
Multi-Utilities                       1.0
Road & Rail                           0.9
Commercial Services & Supplies        0.8
Multiline Retail                      0.8%
Thrifts & Mortgage Finance            0.8
Household Durables                    0.7
Life Sciences Tools & Services        0.7
Air Freight & Logistics               0.6
Consumer Finance                      0.6
Electrical Equipment                  0.6
Electronic Equipment &
  Instruments                         0.6
Wireless Telecommunication
  Services                            0.6
Construction & Engineering            0.4
Independent Power Producers &
  Energy Traders                      0.4
Internet & Catalog Retail             0.4
Textiles, Apparel & Luxury
  Goods                               0.4
Auto Components                       0.3
Automobiles                           0.3
Containers & Packaging                0.3
Diversified Consumer Services         0.3
Paper & Forest Products               0.3
Airlines                              0.2
Gas Utilities                         0.2
Leisure Equipment & Products          0.2
Personal Products                     0.2
Trading Companies &
  Distributors                        0.2
Building Products                     0.1
Construction Materials                0.1
Health Care Technology                0.1
Office Electronics                    0.1
Real Estate Management &
  Development                         0.1
Water Utilities                       0.1
Distributors                          0.0**
Transportation Infrastructure         0.0**
Short Term Investments                1.0
Other Assets & Liabilities          (0.3)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represent less than 0.05% of net assets.

                   (streetTRACKS (R) semi-annual report LOGO)
               SPDR DJ Wilshire Large Cap ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE LARGE CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE              LARGE CAP INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -0.90%      -0.46%                   -0.84%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  6.21%       6.36%                    6.40%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     25.95%      26.40%                   26.48%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE              LARGE CAP INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  6.21%       6.36%                    6.40%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     11.34%      11.52%                   11.45%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
         SPDR DJ Wilshire Large Cap ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE LARGE CAP ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                     SPDR DJ          DOW JONES
                                 WILSHIRE LARGE    WILSHIRE LARGE
                                     CAP ETF          CAP INDEX
                                       (A)               (B)
                                 --------------    --------------
11/8/2005                           10000.00          10000.00
                                    10266.00          10267.00
12/31/05                            10277.30          10280.30
                                    10569.20          10574.40
                                    10570.20          10573.30
                                    10717.20          10721.30
                                    10850.00          10855.30
                                    10532.10          10539.50
                                    10547.90          10556.30
                                    10587.00          10598.50
                                    10829.70          10846.50
                                    11095.90          11112.30
                                    11466.70          11486.80
                                    11706.70          11730.30
12/31/06                            11859.90          11885.10
                                    12071.60          12100.30
                                    11850.00          11878.80
                                    11979.70          12010.70
                                    12482.00          12518.70
                                    12923.20          12965.70
                                    12710.30          12751.70
                                    12322.70          12364.10
                                    12502.00          12543.30
                                    12971.50          13022.50
                                    13210.20          13263.40
                                    12674.10          12720.90
12/31/07                            12595.50          12648.30

                   (streetTRACKS (R) semi-annual report LOGO)
                SPDR DJ Wilshire Large Cap ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 --------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON MOBIL CORP.     GENERAL ELECTRIC CO.     MICROSOFT CORP.     AT&T, INC.

 --------------------------------------------------------------------------------------------------------

    MARKET VALUE            $368,576              269,684                  213,636             182,365
 --------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         3.6%                  2.7                      2.1                 1.8
 --------------------------------------------------------------------------------------------------------

 ---------------------------------------------------

    DESCRIPTION             PROCTOR & GAMBLE CO.

 ---------------------------------------------------

    MARKET VALUE            163,653
 ---------------------------------------------------

    % OF NET ASSETS         1.6
 ---------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Oil, Gas & Consumable Fuels          10.0%
Pharmaceuticals                       5.8
Insurance                             5.5
Computers & Peripherals               4.3
Diversified Financial Services        4.1
Software                              3.8
Industrial Conglomerates              3.4
Capital Markets                       3.2
Diversified Telecommunication
  Services                            3.0
Media                                 3.0
Commercial Banks                      2.8
Energy Equipment & Services           2.6
Semiconductors & Semiconductor
  Equipment                           2.6
Aerospace & Defense                   2.5
Communications Equipment              2.4
Beverages                             2.3
Health Care Providers &
  Services                            2.3
Food & Staples Retailing              2.2
Household Products                    2.2
Electric Utilities                    2.0
Machinery                             2.0
Chemicals                             1.8
Health Care Equipment &
  Supplies                            1.8
Internet Software & Services          1.7
Hotels, Restaurants & Leisure         1.6
Specialty Retail                      1.6
Food Products                         1.5
Biotechnology                         1.4
Real Estate Investment Trusts         1.4
Tobacco                               1.3
IT Services                           1.2
Multi-Utilities                       1.2
Metals & Mining                       1.0
Air Freight & Logistics               0.7
Multiline Retail                      0.7%
Road & Rail                           0.7
Thrifts & Mortgage Finance            0.7
Commercial Services & Supplies        0.6
Consumer Finance                      0.6
Electrical Equipment                  0.6
Wireless Telecommunication
  Services                            0.6
Household Durables                    0.5
Electronic Equipment &
  Instruments                         0.4
Independent Power Producers &
  Energy Traders                      0.4
Internet & Catalog Retail             0.4
Life Sciences Tools & Services        0.4
Auto Components                       0.3
Automobiles                           0.3
Construction & Engineering            0.3
Paper & Forest Products               0.3
Textiles, Apparel & Luxury
  Goods                               0.3
Airlines                              0.2
Containers & Packaging                0.2
Building Products                     0.1
Construction Materials                0.1
Distributors                          0.1
Diversified Consumer Services         0.1
Gas Utilities                         0.1
Health Care Technology                0.1
Leisure Equipment & Products          0.1
Office Electronics                    0.1
Personal Products                     0.1
Real Estate Management &
  Development                         0.1
Trading Companies &
  Distributors                        0.1
Short Term Investments                0.7
Other Assets & Liabilities          (0.5)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
           SPDR DJ Wilshire Large Cap Growth ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sect or. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE LARGE CAP GROWTH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           LARGE CAP GROWTH INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07                 2.74%       3.19%                   2.83%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  10.77%      11.01%                  10.97%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07 (1)           24.40%      24.72%                  29.76%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07 (1)            68.60%      68.50%                  81.15%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                -36.65%     -36.44%                 -18.56%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           LARGE CAP GROWTH INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 10.77%      11.01%                   10.97%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07 (1)           7.55%       7.64%                    9.07%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07 (1)           11.01%      11.00%                   12.62%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                -6.09%      -6.05%                   -2.78%
 ----------------------------------------------------------------------------------------------------




 (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Large Cap Growth Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

 (2) For the period September 25, 2000 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
     SPDR DJ Wilshire Large Cap Growth ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE LARGE CAP GROWTH ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                     SPDR DJ          DOW JONES
                                 WILSHIRE LARGE    WILSHIRE LARGE
                                   CAP GROWTH        CAP GROWTH
                                     ETF (A)          INDEX (B)
                                 --------------    --------------
9/25/2000                              10000             10000
                                        9800           9865.02
                                      9285.5           9343.64
                                     7792.86            7898.9
12/31/00                             7394.87           7725.65
                                      8050.8           8265.54
                                     6528.39            6931.8
                                      5703.2           6198.92
                                     6512.27           6923.44
                                     6406.12           6876.71
                                      6251.8            6762.1
                                      5971.1           6488.15
                                     5339.35           5907.17
                                      4696.5           5298.89
                                     4971.71           5566.08
                                     5566.33           6100.88
12/31/01                             5497.86           6136.13
                                     5424.74           5982.51
                                     5132.89            5682.8
                                     5244.27           5897.51
                                     4737.67           5430.99
                                     4609.76           5317.33
                                     4232.68           4880.85
                                     3951.63           4592.03
                                     3974.15           4637.35
                                      3505.6           4156.38
                                     3881.75            4578.5
                                      4126.3              4824
12/31/02                                3757           4495.88
                                     3652.55            4385.2
                                     3689.08           4347.42
                                     3779.83           4454.11
                                     4063.32           4808.73
                                     4200.66           4980.03
                                     4248.55           5050.21
                                     4364.79           5161.52
                                     4438.16           5262.39
                                     4377.13           5211.34
                                     4651.58           5468.24
                                     4682.75           5515.43
12/31/03                              4853.2           5730.38
                                      4932.3           5867.94
                                     4958.45           5936.55
                                     4870.68              5849
                                     4828.79           5787.51
                                     4909.92           5875.42
                                     4957.54           5979.77
                                     4692.31            5714.8
                                     4673.08           5713.09
                                     4695.97           5779.72
                                     4754.67           5824.35
                                     4913.48           6056.52
12/31/04                             5091.84           6276.66
                                     4953.09           6100.13
                                     4943.97           6165.61
                                     4839.31           6054.48
                                      4734.3           5885.54
                                     4960.12           6166.27
                                     4896.14            6207.5
                                      5133.6           6515.93
                                     5062.24           6469.54
                                      5066.8            6520.5
                                     5046.02           6459.99
                                     5253.92           6727.31
12/31/05                             5250.24           6724.06
                                     5417.73           6938.96
                                      5353.8           6857.65
                                     5433.57           6960.89
                                     5434.65           6963.13
                                     5246.62           6721.99
                                     5228.25           6699.63
                                     5133.93           6579.93
                                      5263.1           6747.15
                                     5391.05           6912.45
                                     5583.08           7160.37
                                     5703.84           7317.14
12/31/06                              5720.1           7338.96
                                      5860.7           7520.95
                                     5754.79           7385.81
                                     5789.61           7431.49
                                      6032.2            7744.8
                                     6248.21           8023.62
                                     6167.04           7920.29
                                     6045.06           7764.41
                                     6124.73           7866.61
                                     6377.87            8194.3
                                     6594.46           8474.12
                                     6343.02           8152.54
12/31/07                             6335.29            8144.3

                   (streetTRACKS (R) semi-annual report LOGO)
            SPDR DJ Wilshire Large Cap Growth ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 -----------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                                                                                  GOOGLE, INC.
                            MICROSOFT CORP.     PROCTER & GAMBLE CO.     APPLE, INC.     CISCO SYSTEMS, INC.     (CLASS A)

 -----------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $12,977,838         10,017,498               7,587,058       7,204,085               6,867,088
 -----------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         4.0%                3.1                      2.4             2.2                     2.1
 -----------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Software                              7.2%
Computers & Peripherals               5.7
Media                                 5.3
Energy Equipment & Services           5.0
Oil, Gas & Consumable Fuels           5.0
Semiconductors & Semiconductor
  Equipment                           5.0
Communications Equipment              4.5
Health Care Providers &
  Services                            4.2
Household Products                    3.9
Food & Staples Retailing              3.7
Insurance                             3.4
Health Care Equipment &
  Supplies                            3.4
Internet Software & Services          3.2
Aerospace & Defense                   2.9
Specialty Retail                      2.9
Biotechnology                         2.7
Beverages                             2.4
Machinery                             2.4
IT Services                           2.0
Capital Markets                       1.9
Hotels, Restaurants & Leisure         1.8
Chemicals                             1.7
Pharmaceuticals                       1.2
Air Freight & Logistics               1.2
Diversified Financial Services        1.2
Wireless Telecommunication
  Services                            1.2
Metals & Mining                       1.2
Multiline Retail                      1.1
Industrial Conglomerates              0.9
Food Products                         0.9
Consumer Finance                      0.9
Life Sciences Tools & Services        0.8
Independent Power Producers &
  Energy Traders                      0.8%
Commercial Services & Supplies        0.7
Internet & Catalog Retail             0.7
Electronic Equipment &
  Instruments                         0.7
Real Estate Investment Trusts         0.7
Textiles, Apparel & Luxury
  Goods                               0.6
Construction & Engineering            0.6
Household Durables                    0.4
Multi-Utilities                       0.3
Road & Rail                           0.3
Airlines                              0.3
Electrical Equipment                  0.3
Personal Products                     0.3
Diversified Consumer Services         0.3
Gas Utilities                         0.3
Containers & Packaging                0.2
Office Electronics                    0.2
Thrifts & Mortgage Finance            0.2
Automobiles                           0.2
Auto Components                       0.2
Diversified Telecommunication
  Services                            0.1
Electric Utilities                    0.1
Real Estate Management &
  Development                         0.1
Building Products                     0.1
Health Care Technology                0.1
Commercial Banks                      0.1
Trading Companies &
  Distributors                        0.1
Construction Materials                0.1
Paper & Forest Products               0.0**
Short Term Investments                0.3
Other Assets & Liabilities          (0.2)

 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                   (streetTRACKS (R) semi-annual report LOGO)
            SPDR DJ Wilshire Large Cap Value ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE LARGE CAP VALUE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           LARGE CAP VALUE INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -4.64%      -4.11%                   -4.60%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  1.70%       1.12%                    1.84%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07 (1)          30.39%      30.90%                   31.21%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07 (1)           85.13%      86.04%                   94.50%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                51.37%      51.95%                   66.55%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           LARGE CAP VALUE INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  1.70%       1.12%                    1.84%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07 (1)           9.25%       9.39%                    9.48%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07 (1)           13.11%      13.22%                   14.23%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                 5.87%       5.93%                    7.27%
 ----------------------------------------------------------------------------------------------------




 (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Large Cap Value Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

 (2) For the period September 25, 2000 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
      SPDR DJ Wilshire Large Cap Value ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE LARGE CAP VALUE ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                     SPDR DJ          DOW JONES
                                 WILSHIRE LARGE    WILSHIRE LARGE
                                    CAP VALUE         CAP VALUE
                                     ETF (A)          INDEX (B)
                                 --------------    --------------
9/25/2000                           10000.00          10000.00
                                    10175.00          10180.10
                                    10518.90          10484.90
                                    10244.40          10157.90
12/31/00                            10591.70          10613.30
                                    10512.20          10616.20
                                    10166.40          10297.20
                                     9811.56           9937.83
                                    10243.60          10386.50
                                    10444.40          10589.30
                                    10127.90          10304.70
                                    10231.20          10458.90
                                     9802.52          10071.20
                                     9422.18           9439.81
                                     9313.82           9342.50
                                     9791.62           9853.49
12/31/01                             9924.79          10041.10
                                     9673.69          10048.30
                                     9660.15          10190.20
                                    10079.40          10602.10
                                     9501.85          10295.50
                                     9569.31          10350.40
                                     8881.28           9704.90
                                     8293.34           8854.51
                                     8333.98           8873.90
                                     7418.07           7939.61
                                     8096.08           8437.61
                                     8538.13           8948.00
12/31/02                             8175.26           8563.26
                                     7974.97           8338.13
                                     7710.20           8145.67
                                     7725.62           8119.90
                                     8451.05           8765.13
                                     8948.82           9441.01
                                     9135.85           9550.19
                                     9144.16           9700.87
                                     9185.13           9917.30
                                     9151.70           9793.30
                                     9525.09          10446.90
                                     9569.85          10575.70
12/31/03                            10262.70          11179.40
                                    10473.10          11335.70
                                    10637.50          11544.30
                                    10428.00          11399.80
                                    10265.30          11148.70
                                    10316.60          11283.20
                                    10556.00          11519.70
                                    10449.30          11242.20
                                    10610.30          11347.80
                                    10689.80          11485.40
                                    10833.10          11741.30
                                    11239.30          12255.00
12/31/04                            11608.00          12693.70
                                    11345.60          12423.80
                                    11707.70          12845.60
                                    11518.10          12654.60
                                    11419.10          12534.20
                                    11576.70          12835.40
                                    11656.50          12858.50
                                    11900.20          13218.50
                                    11852.60          13097.30
                                    12031.50          13207.90
                                    11786.10          12913.60
                                    12210.40          13381.00
12/31/05                            12244.60          13419.70
                                    12555.60          13763.40
                                    12686.20          13909.10
                                    12843.50          14086.20
                                    13151.70          14427.10
                                    12834.80          14080.80
                                    12913.00          14168.60
                                    13220.00          14509.10
                                    13501.50          14822.00
                                    13830.10          15187.00
                                    14264.90          15668.50
                                    14554.20          15991.10
12/31/06                            14880.90          16353.90
                                    15058.50          16550.40
                                    14778.10          16243.50
                                    15012.00          16505.30
                                    15645.70          17206.60
                                    16196.20          17816.80
                                    15870.00          17457.80
                                    15213.80          16736.10
                                    15451.90          17002.20
                                    15981.80          17589.80
                                    16014.50          17627.40
                                    15309.70          16851.10
12/31/07                            15137.30          16655.40

                   (streetTRACKS (R) semi-annual report LOGO)
             SPDR DJ Wilshire Large Cap Value ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 --------------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON MOBIL CORP.     GENERAL ELECTRIC CO.     AT&T, INC.     CHEVRON CORP.     JOHNSON & JOHNSON

 --------------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $9,785,077            7,160,219                4,845,563      3,804,877         3,651,492
 --------------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         7.7%                  5.6                      3.8            3.0               2.9
 --------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Oil, Gas & Consumable Fuels          15.5%
Pharmaceuticals                      10.8
Diversified Financial Services        7.2
Insurance                             7.0
Industrial Conglomerates              6.2
Diversified Telecommunication
  Services                            6.1
Commercial Banks                      5.9
Capital Markets                       4.7
Electric Utilities                    4.1
Tobacco                               2.8
Computers & Peripherals               2.8
Real Estate Investment Trusts         2.2
Beverages                             2.2
Food Products                         2.2
Multi-Utilities                       2.1
Aerospace & Defense                   2.0
Chemicals                             2.0
Machinery                             1.6
Hotels, Restaurants & Leisure         1.4
Thrifts & Mortgage Finance            1.3
Road & Rail                           1.1
Electrical Equipment                  1.0
Metals & Mining                       0.8
Household Durables                    0.7
Food & Staples Retailing              0.6
Paper & Forest Products               0.5
Media                                 0.5%
Household Products                    0.4
Commercial Services & Supplies        0.4
Consumer Finance                      0.4
Automobiles                           0.4
Health Care Providers &
  Services                            0.4
Auto Components                       0.4
IT Services                           0.3
Leisure Equipment & Products          0.2
Containers & Packaging                0.2
Specialty Retail                      0.2
Electronic Equipment &
  Instruments                         0.2
Building Products                     0.2
Multiline Retail                      0.1
Distributors                          0.1
Construction Materials                0.1
Textiles, Apparel & Luxury
  Goods                               0.1
Trading Companies &
  Distributors                        0.1
Software                              0.1
Real Estate Management &
  Development                         0.1
Health Care Equipment &
  Supplies                            0.1
Communications Equipment              0.0**
Short Term Investments                0.9
Other Assets & Liabilities          (0.7)

 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                   (streetTRACKS (R) semi-annual report LOGO)
                SPDR DJ Wilshire Mid Cap ETF--PERFORMANCE SUMMARY


     The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

     An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

     PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE MID CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.25%.

   PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE               MID CAP INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -5.37%      -5.04%                   -5.51%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  5.59%       5.92%                    5.58%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     24.83%      25.13%                   25.14%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE               MID CAP INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  5.59%       5.92%                    5.58%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     10.88%      11.00%                   10.91%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
          SPDR DJ Wilshire Mid Cap ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE MID CAP ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                    SPDR DJ        DOW JONES
                                 WILSHIRE MID    WILSHIRE MID
                                    CAP ETF        CAP INDEX
                                      (A)             (B)
                                 ------------    ------------
11/8/2005                          10000.00        10000.00
                                   10348.00        10348.00
12/31/05                           10438.00        10441.10
                                   10976.60        10975.70
                                   10962.40        10962.50
                                   11340.60        11346.20
                                   11389.30        11397.30
                                   10899.60        10907.20
                                   10893.00        10902.80
                                   10543.40        10555.00
                                   10776.70        10791.50
                                   10901.10        10917.70
                                   11320.10        11341.30
                                   11775.70        11801.80
12/31/06                           11823.80        11851.40
                                   12246.60        12279.20
                                   12311.00        12346.80
                                   12422.30        12460.30
                                   12876.20        12920.10
                                   13444.80        13495.10
                                   13192.20        13242.70
                                   12595.10        12646.80
                                   12577.50        12631.60
                                   12964.80        13024.50
                                   13302.80        13368.30
                                   12575.50        12637.00
12/31/07                           12483.60        12514.20

                   (streetTRACKS (R) semi-annual report LOGO)
                 SPDR DJ Wilshire Mid Cap ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 -----------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                                    RANGE                                FMC
                            ACTIVISION, INC.     HOLOGIC, INC.     RESOURCES CORP.     NAVTEQ CORP.     TECHNOLOGIES, INC.

 -----------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $125,275             124,582           110,424             106,898          106,596
 -----------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         0.6%                 0.6               0.5                 0.5              0.5
 -----------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 -------------------------------------------------------------------
                                                    PERCENT OF
 INDUSTRY                                           NET ASSETS
 -------------------------------------------------------------------

Oil, Gas & Consumable Fuels                              5.5%
Real Estate Investment Trusts                            5.3
Insurance                                                5.0
Machinery                                                4.7
Software                                                 4.2
Chemicals                                                3.7
Health Care Equipment & Supplies                         3.5
Multi-Utilities                                          3.5
Energy Equipment & Services                              3.4
Specialty Retail                                         3.1
Commercial Services & Supplies                           3.0
Life Sciences Tools & Services                           2.7
Capital Markets                                          2.5
Containers & Packaging                                   2.5
Health Care Providers & Services                         2.5
IT Services                                              2.5
Electronic Equipment & Instruments                       2.4
Media                                                    2.2
Commercial Banks                                         2.1
Hotels, Restaurants & Leisure                            2.1
Household Durables                                       1.9
Semiconductors & Semiconductor Equipment                 1.9
Metals & Mining                                          1.8
Electrical Equipment                                     1.7
Electric Utilities                                       1.6
Construction & Engineering                               1.5
Gas Utilities                                            1.5
Food Products                                            1.4
Communications Equipment                                 1.3
Diversified Consumer Services                            1.3
Airlines                                                 1.2
Auto Components                                          1.2
Biotechnology                                            1.2%
Pharmaceuticals                                          1.1
Thrifts & Mortgage Finance                               1.1
Computers & Peripherals                                  1.0
Aerospace & Defense                                      0.8
Diversified Telecommunication Services                   0.8
Health Care Technology                                   0.7
Textiles, Apparel & Luxury Goods                         0.7
Beverages                                                0.6
Household Products                                       0.6
Internet Software & Services                             0.6
Multiline Retail                                         0.6
Paper & Forest Products                                  0.6
Road & Rail                                              0.6
Building Products                                        0.5
Construction Materials                                   0.4
Diversified Financial Services                           0.4
Wireless Telecommunication Services                      0.4
Industrial Conglomerates                                 0.3
Internet & Catalog Retail                                0.3
Leisure Equipment & Products                             0.3
Real Estate Management & Development                     0.3
Trading Companies & Distributors                         0.3
Office Electronics                                       0.2
Personal Products                                        0.2
Water Utilities                                          0.2
Air Freight & Logistics                                  0.1
Automobiles                                              0.1
Consumer Finance                                         0.1
Food & Staples Retailing                                 0.1
Short Term Investments                                   5.4
Other Assets & Liabilities                             (5.3)
 -------------------------------------------------------------------
TOTAL                                                  100.0%
 -------------------------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
            SPDR DJ Wilshire Mid Cap Growth ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE MID CAP GROWTH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE            MID CAP GROWTH INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -2.35%      -2.01%                   -2.31%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 11.04%      11.41%                   11.24%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     29.02%      29.38%                   29.61%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE            MID CAP GROWTH INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 11.04%      11.41%                   11.24%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     12.60%      12.74%                   12.72%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
      SPDR DJ Wilshire Mid Cap Growth ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE MID CAP GROWTH ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                    SPDR DJ        DOW JONES
                                 WILSHIRE MID    WILSHIRE MID
                                  CAP GROWTH      CAP GROWTH
                                    ETF (A)        INDEX (B)
                                 ------------    ------------
11/8/2005                          10000.00        10000.00
                                   10327.00        10329.00
12/31/05                           10438.50        10443.70
                                   11007.40        11002.40
                                   10942.50        10943.00
                                   11426.20        11433.20
                                   11469.30        11481.20
                                   10833.90        10847.50
                                   10810.30        10826.90
                                   10326.10        10342.90
                                   10549.50        10570.50
                                   10705.80        10729.00
                                   11048.50        11075.50
                                   11571.50        11603.80
12/31/06                           11619.70        11652.60
                                   12061.60        12098.90
                                   12088.50        12129.10
                                   12202.60        12246.80
                                   12696.70        12746.50
                                   13340.40        13397.80
                                   13211.40        13270.50
                                   12786.30        12847.20
                                   12812.60        12876.70
                                   13336.30        13408.50
                                   13828.80        13911.40
                                   13014.50        13087.80
12/31/07                           12902.30        12961.80

                   (streetTRACKS (R) semi-annual report LOGO)
             SPDR DJ Wilshire Mid Cap Growth ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 -----------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                                    RANGE                                FMC
                            ACTIVISION, INC.     HOLOGIC, INC.     RESOURCES CORP.     NAVTEQ CORP.     TECHNOLOGIES, INC.

 -----------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $432,402             430,029           384,070             371,801          370,818
 -----------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         0.9%                 0.9               0.8                 0.8              0.8
 -----------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 -------------------------------------------------------------------
                                                    PERCENT OF
 INDUSTRY                                           NET ASSETS
 -------------------------------------------------------------------

Oil, Gas & Consumable Fuels                              6.7%
Software                                                 6.0
Health Care Equipment & Supplies                         5.4
Commercial Services & Supplies                           4.8
Energy Equipment & Services                              4.7
Health Care Providers & Services                         4.3
Life Sciences Tools & Services                           4.3
Specialty Retail                                         4.3
Machinery                                                4.0
IT Services                                              3.7
Hotels, Restaurants & Leisure                            3.3
Semiconductors & Semiconductor Equipment                 3.2
Electronic Equipment & Instruments                       2.9
Insurance                                                2.4
Electrical Equipment                                     2.3
Media                                                    2.1
Airlines                                                 2.0
Biotechnology                                            1.9
Communications Equipment                                 1.9
Containers & Packaging                                   1.9
Capital Markets                                          1.8
Diversified Consumer Services                            1.7
Computers & Peripherals                                  1.6
Auto Components                                          1.5
Chemicals                                                1.5
Real Estate Investment Trusts                            1.5
Construction & Engineering                               1.4
Household Durables                                       1.4
Pharmaceuticals                                          1.4%
Aerospace & Defense                                      1.3
Health Care Technology                                   1.2
Household Products                                       1.1
Internet Software & Services                             1.0
Beverages                                                0.8
Metals & Mining                                          0.8
Textiles, Apparel & Luxury Goods                         0.7
Wireless Telecommunication Services                      0.7
Construction Materials                                   0.6
Diversified Financial Services                           0.6
Real Estate Management & Development                     0.6
Gas Utilities                                            0.5
Multiline Retail                                         0.5
Road & Rail                                              0.5
Food Products                                            0.4
Internet & Catalog Retail                                0.4
Paper & Forest Products                                  0.4
Personal Products                                        0.4
Diversified Telecommunication Services                   0.3
Office Electronics                                       0.3
Air Freight & Logistics                                  0.2
Automobiles                                              0.2
Food & Staples Retailing                                 0.2
Trading Companies & Distributors                         0.2
Consumer Finance                                         0.1
Short Term Investments                                   1.9
Other Assets & Liabilities                             (1.8)
 -------------------------------------------------------------------
TOTAL                                                  100.0%
 -------------------------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
             SPDR DJ Wilshire Mid Cap Value ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE MID CAP VALUE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE            MID CAP VALUE INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -9.68%      -9.45%                   -9.60%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -1.52%      -1.36%                   -1.29%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     18.65%      18.92%                   19.23%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE            MID CAP VALUE INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -1.52%      -1.36%                   -1.29%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      8.29%       8.40%                    8.46%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
       SPDR DJ Wilshire Mid Cap Value ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE MID CAP VALUE ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                    SPDR DJ        DOW JONES
                                 WILSHIRE MID    WILSHIRE MID
                                   CAP VALUE       CAP VALUE
                                    ETF (A)        INDEX (B)
                                 ------------    ------------
11/8/2005                          10000.00        10000.00
                                   10368.00        10366.00
12/31/05                           10438.50        10438.60
                                   10946.90        10951.10
                                   10976.40        10980.70
                                   11241.00        11248.60
                                   11294.90        11303.70
                                   10962.80        10972.50
                                   10976.00        10986.80
                                   10778.60        10791.20
                                   11022.10        11038.30
                                   11113.60        11132.20
                                   11612.80        11636.40
                                   11999.10        12027.40
12/31/06                           12047.50        12077.90
                                   12451.50        12540.50
                                   12553.90        12571.90
                                   12659.80        12693.80
                                   13065.30        13115.30
                                   13539.70        13595.30
                                   13136.20        13191.50
                                   12331.50        12384.20
                                   12258.50        12313.60
                                   12473.00        12532.80
                                   12596.50        12659.30
                                   11989.50        12049.20
12/31/07                           11865.50        11923.90

                   (streetTRACKS (R) semi-annual report LOGO)
              SPDR DJ Wilshire Mid Cap Value ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 -----------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             ANNALY CAPITAL                                               PEPCO              STEEL
                            MANAGEMENT, INC.     OWENS-ILLINOIS, INC.     AGCO CORP.     HOLDINGS, INC.     DYNAMICS, INC.

 -----------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $131,187             129,938                  111,759        105,471            103,235
 -----------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         1.2%                 1.2                      1.0            0.9                0.9
 -----------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------

Real Estate Investment Trusts        10.9%
Insurance                             8.9
Multi-Utilities                       8.8
Chemicals                             7.1
Machinery                             5.7
Commercial Banks                      5.2
Electric Utilities                    3.9
Oil, Gas & Consumable Fuels           3.7
Capital Markets                       3.4
Containers & Packaging                3.3
Metals & Mining                       3.3
Gas Utilities                         3.0
Food Products                         2.8
Thrifts & Mortgage Finance            2.8
Household Durables                    2.7
Media                                 2.3
Electronic Equipment &
  Instruments                         1.8
Construction & Engineering            1.6
Software                              1.5
Diversified Telecommunication
  Services                            1.4
Energy Equipment & Services           1.3
Specialty Retail                      1.2
Building Products                     1.1
Paper & Forest Products               0.9
Electrical Equipment                  0.9%
Road & Rail                           0.9
Pharmaceuticals                       0.8
Health Care Equipment &
  Supplies                            0.8
Leisure Equipment & Products          0.8
Industrial Conglomerates              0.8
Textiles, Apparel & Luxury
  Goods                               0.8
Multiline Retail                      0.7
Diversified Consumer Services         0.6
Auto Components                       0.6
IT Services                           0.6
Life Sciences Tools & Services        0.5
Trading Companies &
  Distributors                        0.5
Water Utilities                       0.4
Communications Equipment              0.4
Commercial Services & Supplies        0.4
Beverages                             0.3
Hotels, Restaurants & Leisure         0.2
Diversified Financial Services        0.1
Consumer Finance                      0.1
Short Term Investments                0.7
Other Assets & Liabilities          (0.5)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
               SPDR DJ Wilshire Small Cap ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE SMALL CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.25%.

 PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE              SMALL CAP INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -7.20%      -6.94%                   -7.15%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  1.69%       1.84%                    1.90%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     22.81%      23.12%                   23.57%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE              SMALL CAP INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  1.69%       1.84%                    1.90%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     10.04%      10.17%                   10.26%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
         SPDR DJ Wilshire Small Cap ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE SMALL CAP ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                     SPDR DJ          DOW JONES
                                 WILSHIRE SMALL    WILSHIRE SMALL
                                     CAP ETF          CAP INDEX
                                       (A)               (B)
                                 --------------    --------------
11/8/2005                           10000.00          10000.00
                                    10353.00          10356.00
12/31/05                            10359.20          10366.40
                                    11169.30          11183.20
                                    11144.70          11159.70
                                    11656.30          11676.40
                                    11687.70          11710.30
                                    11113.90          11136.50
                                    11150.50          11176.60
                                    10798.30          10826.80
                                    11052.80          11085.50
                                    11124.00          11158.70
                                    11705.90          11747.90
                                    12079.90          12127.30
12/31/06                            12078.60          12127.30
                                    12383.00          12437.80
                                    12383.30          12440.30
                                    12529.60          12589.50
                                    12859.50          12925.70
                                    13433.40          13507.30
                                    13238.30          13310.10
                                    12491.70          12560.80
                                    12655.10          12726.60
                                    12919.70          12996.40
                                    13236.80          13317.40
                                    12362.10          12437.10
12/31/07                            12281.30          12357.80

                   (streetTRACKS (R) semi-annual report LOGO)
                SPDR DJ Wilshire Small Cap ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 -------------------------------------------------------------------------------------------------------------

  DESCRIPTION                                    PLAINS EXPLORATION &  STEEL           CYPRESS
                      HOLOGIC, INC.  AGCO CORP.  PRODUCTION CO.        DYNAMICS, INC.  SEMICONDUCTOR CORP.
 -------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $43,174        31,135      30,294                28,772          27,563

 -------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   0.5%           0.3         0.3                   0.3             0.3
 -------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*


 -------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 -------------------------------------------
Oil, Gas & Consumable Fuels           7.2%
Real Estate Investment Trusts         5.4
Commercial Banks                      4.5
Insurance                             3.9
Commercial Services & Supplies        3.7
Health Care Equipment &
  Supplies                            3.5
Machinery                             3.4
Semiconductors & Semiconductor
  Equipment                           3.3
Chemicals                             3.2
Energy Equipment & Services           3.2
Software                              3.1
Health Care Providers &
  Services                            2.7
Biotechnology                         2.6
Hotels, Restaurants & Leisure         2.5
Metals & Mining                       2.5
Electronic Equipment &
  Instruments                         2.4
Communications Equipment              2.3
Specialty Retail                      2.2
IT Services                           2.0
Gas Utilities                         1.8
Media                                 1.8
Capital Markets                       1.8
Electrical Equipment                  1.7
Aerospace & Defense                   1.6
Internet Software & Services          1.5
Life Sciences Tools & Services        1.4
Diversified Consumer Services         1.4
Electric Utilities                    1.3
Food Products                         1.3
Textiles, Apparel & Luxury
  Goods                               1.3
Pharmaceuticals                       1.2
Thrifts & Mortgage Finance            1.2
Multi-Utilities                       1.1
Construction & Engineering            1.1
Household Durables                    1.0
Road & Rail                           0.9%
Computers & Peripherals               0.9
Trading Companies &
  Distributors                        0.8
Food & Staples Retailing              0.8
Diversified Telecommunication
  Services                            0.7
Containers & Packaging                0.7
Auto Components                       0.7
Diversified Financial Services        0.6
Building Products                     0.6
Personal Products                     0.6
Marine                                0.5
Internet & Catalog Retail             0.5
Airlines                              0.5
Industrial Conglomerates              0.4
Health Care Technology                0.4
Leisure Equipment & Products          0.4
Wireless Telecommunication
  Services                            0.4
Multiline Retail                      0.4
Consumer Finance                      0.3
Real Estate Management &
  Development                         0.3
Paper & Forest Products               0.3
Air Freight & Logistics               0.3
Beverages                             0.3
Household Products                    0.3
Water Utilities                       0.2
Construction Materials                0.2
Distributors                          0.2
Automobiles                           0.1
Tobacco                               0.1
Office Electronics                    0.1
Transportation Infrastructure         0.1
Independent Power Producers &
  Energy Traders                      0.1
Short Term Investments                0.6
Other Assets & Liabilities          (0.4)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
           SPDR DJ Wilshire Small Cap Growth ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE SMALL CAP GROWTH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           SMALL CAP GROWTH INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07                -3.83%      -3.73%                  -3.82%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                   7.89%       7.40%                   8.05%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07 (1)           32.99%      34.48%                  34.85%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07 (1)           126.77%     127.20%                 142.45%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                  1.17%       1.45%                  24.47%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           SMALL CAP GROWTH INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  7.89%       7.40%                    8.05%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07 (1)           9.97%      10.38%                   10.48%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07 (1)           17.79%      17.84%                   19.38%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                 0.16%       0.20%                    3.06%
 ----------------------------------------------------------------------------------------------------




 (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Small Cap Growth Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

 (2) For the period September 25, 2000 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
     SPDR DJ Wilshire Small Cap Growth ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE SMALL CAP GROWTH ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                     SPDR DJ          DOW JONES
                                 WILSHIRE SMALL    WILSHIRE SMALL
                                   CAP GROWTH        CAP GROWTH
                                     ETF (A)          INDEX (B)
                                 --------------    --------------
9/25/2000                           10000.00          10000.00
                                     9988.00           9993.49
                                     9320.80           9132.37
                                     7567.56           7350.12
12/3100                              8019.34           7811.60
                                     8628.81           8417.15
                                     7390.58           7156.71
                                     6585.00           6388.19
                                     7498.60           7325.55
                                     7690.56           7564.02
                                     7893.44           7732.82
                                     7235.13           7147.88
                                     6709.13           6666.89
                                     5499.48           5479.56
                                     6113.77           6108.39
                                     6808.90           6723.83
12/31/01                             7307.31           7184.67
                                     6996.75           6944.03
                                     6308.27           6480.46
                                     6824.29           7016.24
                                     6427.12           6806.64
                                     5970.79           6437.47
                                     5396.40           5909.77
                                     4598.81           5111.16
                                     4535.81           5157.48
                                     4090.39           4748.96
                                     4368.13           5016.26
                                     4884.01           5530.56
12/31/02                             4461.54           5133.93
                                     4396.85           4995.39
                                     4283.85           4851.87
                                     4338.25           4931.97
                                     4744.31           5449.38
                                     5252.90           6087.49
                                     5341.15           6265.80
                                     5665.36           6652.18
                                     5972.71           7034.86
                                     5865.14           6865.51
                                     6392.41           7487.45
                                     6595.05           7703.71
12/31/03                             6605.61           7754.04
                                     6845.39           8098.39
                                     6916.58           8166.17
                                     6943.56           8250.39
                                     6702.61           7965.73
                                     6809.86           8115.68
                                     7006.66           8377.04
                                     6582.76           7802.26
                                     6505.74           7673.23
                                     6735.39           8080.81
                                     6883.57           8294.89
                                     7307.60           8910.71
12/31/04                             7607.21           9230.49
                                     7401.13           8924.89
                                     7575.58           9122.59
                                     7393.00           8898.92
                                     7086.20           8450.17
                                     7478.06           9027.35
                                     7645.57           9317.72
                                     8105.83           9861.10
                                     8013.43           9755.03
                                     8054.30           9877.99
                                     7802.20           9545.18
                                     8228.98          10069.70
12/31/05                             8270.94          10123.70
                                     8952.47          10961.80
                                     8926.51          10930.80
                                     9414.79          11535.10
                                     9430.79          11559.60
                                     8824.39          10818.70
                                     8792.63          10780.00
                                     8389.57          10289.40
                                     8583.62          10531.60
                                     8642.51          10608.50
                                     9139.54          11223.80
                                     9420.85          11573.20
12/31/06                             9375.91          11519.30
                                     9650.53          11859.90
                                     9663.66          11877.20
                                     9808.32          12058.30
                                    10105.40          12427.80
                                    10598.30          13037.70
                                    10518.10          12942.00
                                    10036.50          12352.90
                                    10168.90          12518.50
                                    10479.20          12902.70
                                    10860.80          13372.20
                                    10102.00          12440.40
12/31/07                            10117.00          12447.10

                   (streetTRACKS (R) semi-annual report LOGO)
            SPDR DJ Wilshire Small Cap Growth ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 --------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                      PLAINS EXPLORATION &  CYPRESS              THE NASDAQ          AK STEEL
                      HOLOGIC, INC.  PRODUCTION CO.        SEMICONDUCTOR CORP.  STOCK MARKET, INC.  HOLDING CORP.

 --------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $788,399       555,876               502,871              482,874             471,741
 --------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   0.9%           0.6                   0.6                  0.5                 0.5
 --------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------

Oil, Gas & Consumable Fuels           8.6%
Health Care Equipment &
  Supplies                            5.8
Semiconductors & Semiconductor
  Equipment                           5.7
Software                              5.0
Commercial Services & Supplies        4.9
Biotechnology                         4.9
Energy Equipment & Services           4.6
Health Care Providers &
  Services                            4.1
Communications Equipment              3.9
Hotels, Restaurants & Leisure         3.5
Electronic Equipment &
  Instruments                         3.2
IT Services                           2.9
Internet Software & Services          2.8
Specialty Retail                      2.5
Machinery                             2.5
Life Sciences Tools & Services        2.1
Diversified Consumer Services         2.0
Aerospace & Defense                   1.9
Media                                 1.8
Electrical Equipment                  1.5
Pharmaceuticals                       1.5
Textiles, Apparel & Luxury
  Goods                               1.3
Chemicals                             1.2
Metals & Mining                       1.2
Real Estate Investment Trusts         1.1
Computers & Peripherals               1.1
Diversified Telecommunication
  Services                            1.1
Insurance                             1.0
Capital Markets                       1.0
Internet & Catalog Retail             1.0
Personal Products                     1.0
Commercial Banks                      0.9
Airlines                              0.8
Health Care Technology                0.8%
Construction & Engineering            0.8
Diversified Financial Services        0.7
Wireless Telecommunication
  Services                            0.7
Household Durables                    0.6
Road & Rail                           0.6
Trading Companies &
  Distributors                        0.6
Real Estate Management &
  Development                         0.6
Food & Staples Retailing              0.5
Food Products                         0.5
Consumer Finance                      0.4
Air Freight & Logistics               0.4
Auto Components                       0.4
Marine                                0.4
Household Products                    0.4
Containers & Packaging                0.4
Automobiles                           0.3
Beverages                             0.3
Industrial Conglomerates              0.3
Distributors                          0.3
Electric Utilities                    0.3
Construction Materials                0.2
Leisure Equipment & Products          0.2
Thrifts & Mortgage Finance            0.2
Building Products                     0.2
Office Electronics                    0.2
Multiline Retail                      0.1
Independent Power Producers &
  Energy Traders                      0.1
Gas Utilities                         0.0**
Short Term Investments                1.9
Other Assets & Liabilities          (1.8)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of the net assets.

                   (streetTRACKS (R) semi-annual report LOGO)
            SPDR DJ Wilshire Small Cap Value ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE SMALL CAP VALUE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           SMALL CAP VALUE INDEX
 ----------------------------------------------------------------------------------------------------

    SIX MONTHS ENDED 12/31/07               -10.55%     -10.30%                 -10.57%
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  -4.22%      -4.34%                  -4.13%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07 (1)           21.35%      21.91%                  21.18%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07 (1)           104.56%     105.16%                 112.85%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                158.73%     159.39%                 134.69%

 ----------------------------------------------------------------------------------------------------




 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           SMALL CAP VALUE INDEX
 ----------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 12/31/07                 -4.22%      -4.34%                   -4.13%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07 (1)           6.66%       6.83%                    6.61%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07 (1)           15.39%      15.46%                   16.31%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                13.97%      14.01%                   12.45%
 ----------------------------------------------------------------------------------------------------



 (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Small Cap Value Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

 (2) For the period September 25, 2000 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
      SPDR DJ Wilshire Small Cap Value ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE SMALL CAP VALUE ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                                      DOW JONES
                                     SPDR DJ       WILSHIRE SMALL
                                 WILSHIRE SMALL          CAP
                                    CAP VALUE        VALUE INDEX
                                     ETF (A)             (B)
                                 --------------    --------------
9/25/2000                           10000.00          10000.00
                                    10194.70          10153.90
                                    10249.10          10065.40
                                    10233.70           9699.17
12/31/00                            11575.10          10713.60
                                    11598.90          10990.30
                                    11740.20          10890.20
                                    11449.20          10568.90
                                    11964.50          11122.30
                                    12425.50          11480.20
                                    12668.70          11766.10
                                    12790.30          11637.40
                                    12735.30          11548.10
                                    11503.80          10323.80
                                    11667.20          10664.30
                                    12417.40          11431.00
12/31/01                            13002.20          12076.70
                                    13228.50          12127.20
                                    13527.40          12177.70
                                    14477.00          13097.20
                                    14872.30          13373.80
                                    14597.10          12965.30
                                    14131.50          12517.30
                                    12872.40          11090.50
                                    13077.00          11175.10
                                    12165.60          10463.60
                                    12237.30          10575.70
                                    12781.90          11356.40
12/31/02                            12649.00          11025.90
                                    12261.90          10733.00
                                    11897.80          10454.90
                                    11929.90          10520.20
                                    13171.80          11569.40
                                    14423.10          12624.20
                                    14636.50          12838.60
                                    15174.30          13455.20
                                    15641.80          13970.90
                                    15393.00          13865.60
                                    16572.10          14943.60
                                    17291.30          15559.90
12/31/03                            18076.30          16192.10
                                    18647.50          16727.70
                                    19190.20          17001.30
                                    19359.00          17190.90
                                    18067.80          16233.60
                                    18405.70          16538.40
                                    19158.40          17336.30
                                    18145.00          16521.00
                                    18342.70          16633.60
                                    18982.90          17151.80
                                    19318.90          17447.60
                                    20775.60          18831.20
12/31/04                            21319.90          19366.50
                                    20252.60          18576.50
                                    20617.90          18951.20
                                    20255.50          18549.20
                                    19202.20          17689.80
                                    20362.00          18644.10
                                    21074.70          19352.80
                                    22444.50          20565.30
                                    22260.50          20185.10
                                    22302.80          20221.50
                                    21671.60          19575.80
                                    22642.50          20459.00
12/31/05                            22572.30          20393.50
                                    24254.00          21921.00
                                    24217.60          21892.30
                                    25125.70          22721.40
                                    25211.20          22803.60
                                    24343.90          22020.50
                                    24587.30          22247.30
                                    24135.70          21845.30
                                    24714.20          22374.50
                                    24859.00          22508.20
                                    26037.80          23584.60
                                    26897.10          24371.00
12/31/06                            27010.90          24480.40
                                    27590.30          25015.20
                                    27556.00          24989.10
                                    27798.80          25206.20
                                    28420.70          25778.00
                                    29574.30          26831.90
                                    28934.00          26241.60
                                    26978.90          24468.30
                                    27321.00          24784.10
                                    27625.60          25064.00
                                    27963.50          25376.60
                                    26221.10          23793.30
12/31/07                            25873.00          23469.00

                   (streetTRACKS (R) semi-annual report LOGO)
             SPDR DJ Wilshire Small Cap Value ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                            STEEL              CF INDUSTRIES      EXTERRAN           THE SHAW
                            AGCO CORP.     DYNAMICS, INC.     HOLDINGS, INC.     HOLDINGS, INC.     GROUP, INC.

 ------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $685,918       634,957            601,038            595,668            505,943
 ------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         0.7%           0.7                0.6                0.6                0.5
 ------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Real Estate Investment Trusts        10.2%
Commercial Banks                      8.4
Insurance                             7.2
Oil, Gas & Consumable Fuels           5.5
Chemicals                             5.3
Machinery                             4.5
Gas Utilities                         3.8
Metals & Mining                       3.8
Electric Utilities                    2.6
Capital Markets                       2.6
Commercial Services & Supplies        2.4
Multi-Utilities                       2.3
Thrifts & Mortgage Finance            2.2
Food Products                         2.1
Specialty Retail                      2.0
Electrical Equipment                  2.0
Media                                 1.8
Electronic Equipment &
  Instruments                         1.6
Energy Equipment & Services           1.6
Household Durables                    1.5
Road & Rail                           1.4
Construction & Engineering            1.4
Hotels, Restaurants & Leisure         1.3
Textiles, Apparel & Luxury
  Goods                               1.2
Aerospace & Defense                   1.2
Health Care Providers &
  Services                            1.2
Food & Staples Retailing              1.2
Trading Companies &
  Distributors                        1.1
IT Services                           1.0
Containers & Packaging                1.0
Health Care Equipment &
  Supplies                            1.0
Auto Components                       0.9
Building Products                     0.9
Software                              0.9
Pharmaceuticals                       0.9%
Semiconductors & Semiconductor
  Equipment                           0.7
Multiline Retail                      0.7
Paper & Forest Products               0.7
Diversified Consumer Services         0.7
Communications Equipment              0.6
Computers & Peripherals               0.6
Industrial Conglomerates              0.6
Leisure Equipment & Products          0.6
Life Sciences Tools & Services        0.6
Marine                                0.6
Water Utilities                       0.5
Diversified Financial Services        0.5
Diversified Telecommunication
  Services                            0.3
Tobacco                               0.3
Consumer Finance                      0.3
Air Freight & Logistics               0.2
Construction Materials                0.2
Beverages                             0.2
Transportation Infrastructure         0.2
Airlines                              0.1
Household Products                    0.1
Personal Products                     0.1
Biotechnology                         0.1
Internet Software & Services          0.1
Real Estate Management &
  Development                         0.1
Wireless Telecommunication
  Services                            0.1
Distributors                          0.0**
Automobiles                           0.0**
Short Term Investments                1.2
Other Assets & Liabilities          (1.0)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                   (streetTRACKS (R) semi-annual report LOGO)
                 SPDR DJ Global Titans ETF--PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdretfs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The total expense ratio for SPDR DJ Global Titans ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2007 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET              DOW JONES GLOBAL
                                             VALUE       VALUE              TITANS 50 INDEX
 ----------------------------------------------------------------------------------------------------

    SIX MONTHS ENDED 12/31/07                0.67%       1.01%                    0.74%
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  5.95%       6.23%                    6.33%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07              30.65%      31.17%                   32.58%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07               75.17%      76.07%                   79.86%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      6.95%       7.34%                   11.26%

 ----------------------------------------------------------------------------------------------------




 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET              DOW JONES GLOBAL
                                             VALUE       VALUE              TITANS 50 INDEX
 ----------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 12/31/07                  5.95%       6.23%                    6.33%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07               9.32%       9.47%                    9.86%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07               11.86%      11.98%                   12.46%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      0.93%       0.98%                    1.47%
 ----------------------------------------------------------------------------------------------------



 (1) For the period September 25, 2000 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
           SPDR DJ Global Titans ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ GLOBAL TITANS ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                                    DOW JONES
                                    SPDR DJ       GLOBAL TITANS
                                 GLOBAL TITANS       50 INDEX
                                    ETF (A)            (B)
                                 -------------    -------------
9/25/2000                           10000.00         10000.00
                                     9982.00          9998.00
                                    10110.80         10137.00
                                     9346.39          9375.69
12/31/00                             9147.32          9179.73
                                     9502.23          9538.66
                                     8601.42          8636.30
                                     8106.84          8142.31
                                     8814.80          8858.02
                                     8701.97          8749.06
                                     8446.14          8453.34
                                     8300.86          8346.83
                                     7798.66          7845.19
                                     7377.53          7422.33
                                     7550.90          7600.47
                                     7939.78          7994.93
12/31/01                             7966.77          8026.11
                                     7673.59          7734.76
                                     7514.75          7578.52
                                     7787.54          7856.65
                                     7211.26          7276.05
                                     7201.88          7268.04
                                     6764.73          6833.41
                                     6265.49          6329.79
                                     6263.61          6332.32
                                     5547.06          5611.07
                                     6168.33          6245.12
                                     6510.67          6594.85
12/31/02                             6105.70          6185.97
                                     5904.22          5983.69
                                     5765.47          5844.27
                                     5821.97          5905.63
                                     6319.75          6412.34
                                     6588.34          6688.07
                                     6682.55          6789.06
                                     6725.52          6837.26
                                     6725.79          6839.99
                                     6812.48          6932.33
                                     7048.88          7176.35
                                     7153.90          7287.59
12/31/03                             7628.92          7776.58
                                     7729.63          7883.12
                                     7803.83          7964.32
                                     7604.05          7762.82
                                     7569.83          7728.66
                                     7624.34          7788.18
                                     7716.59          7888.64
                                     7540.65          7711.94
                                     7590.42          7763.61
                                     7590.42          7767.49
                                     7683.02          7859.92
                                     7928.88          8128.73
12/31/04                             8185.78          8392.10
                                     8009.70          8215.03
                                     8288.12          8515.70
                                     8082.57          8302.81
                                     8038.12          8255.48
                                     8136.18          8362.80
                                     8081.67          8315.97
                                     8254.62          8498.09
                                     8285.16          8532.93
                                     8405.30          8657.51
                                     8237.19          8489.56
                                     8388.75          8649.16
12/31/05                             8423.15          8690.68
                                     8653.10          8929.67
                                     8613.30          8890.38
                                     8747.66          9037.96
                                     8996.97          9299.16
                                     8758.55          9051.80
                                     8799.72          9096.15
                                     9070.57          9379.95
                                     9351.12          9677.30
                                     9441.27          9774.07
                                     9710.25         10056.50
                                     9886.88         10243.60
12/31/06                            10093.50         10463.80
                                    10143.30         10521.40
                                     9834.11         10200.50
                                     9942.48         10321.90
                                    10391.80         10790.50
                                    10648.60         11063.50
                                    10623.30         11043.60
                                    10385.70         10795.10
                                    10529.70         10947.30
                                    10970.50         11415.80
                                    11183.30         11638.50
                                    10799.30         11238.10
12/31/07                            10695.00         11126.00

                   (streetTRACKS (R) semi-annual report LOGO)
                  SPDR DJ Global Titans ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 -------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON           GENERAL
                            MOBIL CORP.     ELECTRIC CO.     MICROSOFT CORP.     AT&T, INC.     BP PLC ADR

 -------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $12,821,665     9,386,791        7,437,694           6,335,032      5,782,845
 -------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         6.8%            5.0              3.9                 3.3            3.1
 -------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Oil, Gas & Consumable Fuels          19.7%
Pharmaceuticals                      13.5
Commercial Banks                      7.9
Diversified Financial Services        7.6
Diversified Telecommunication
  Services                            6.8
Industrial Conglomerates              6.8
Communications Equipment              4.2
Software                              3.9
Computers & Peripherals               3.7
Beverages                             3.3
Household Products                    3.0
Insurance                             3.0
Semiconductors & Semiconductor
  Equipment                           2.9
Wireless Telecommunication
  Services                            2.6
Food Products                         2.4
Automobiles                           2.1
Tobacco                               2.1
Capital Markets                       1.9
Food & Staples Retailing              1.6
Media                                 0.8
Short Term Investments                0.5
Other Assets & Liabilities          (0.3)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
                    DJ Wilshire REIT ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/23/01, 4/27/01, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR DJ WILSHIRE REIT ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                 DOW JONES
                                             VALUE       VALUE            WILSHIRE REIT INDEX
 ----------------------------------------------------------------------------------------------------

    SIX MONTHS ENDED 12/31/07               -12.39%     -12.56%                 -12.32%
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -17.69%     -17.92%                 -17.55%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07               26.75%      26.58%                  27.60%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07               127.83%     126.94%                 131.37%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     167.35%     166.74%                 173.00%

 ----------------------------------------------------------------------------------------------------




 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                 DOW JONES
                                             VALUE       VALUE            WILSHIRE REIT INDEX
 ----------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 12/31/07                 -17.69%     -17.92%                 -17.55%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07                8.22%       8.17%                   8.46%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07                17.90%      17.81%                  18.27%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      15.83%      15.79%                  16.04%
 ----------------------------------------------------------------------------------------------------



 (1) For the period April 23, 2001 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
              DJ Wilshire REIT ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
DJ WILSHIRE REIT ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                 DJ WILSHIRE      DOW JONES
                                   REIT ETF     WILSHIRE REIT
                                     (A)          INDEX (B)
                                 -----------    -------------
4/23/2001                          10000.00        10000.00
                                   10259.10        10252.00
                                   10504.60        10502.20
                                   11121.60        11123.90
                                   10898.10        10900.30
                                   11325.30        11334.10
                                   10848.50        10857.00
                                   10461.20        10470.40
                                   11086.80        11102.90
12/31/01                           11364.00        11389.30
                                   11316.20        11344.90
                                   11559.50        11593.30
                                   12300.50        12342.30
                                   12360.80        12411.40
                                   12515.30        12577.70
                                   12848.20        12909.80
                                   12155.70        12211.30
                                   12163.00        12222.30
                                   11683.70        11737.10
                                   11057.50        11108.00
                                   11581.60        11639.00
12/31/02                           11733.30        11797.30
                                   11391.90        11454.00
                                   11595.80        11662.40
                                   11871.80        11945.80
                                   12324.10        12405.70
                                   13016.70        13107.90
                                   13286.20        13391.00
                                   13985.00        14103.40
                                   14097.20        14220.50
                                   14579.50        14721.00
                                   14787.90        14938.90
                                   15435.70        15597.70
12/31/03                           15894.10        16065.60
                                   16525.10        16708.30
                                   16796.10        16985.60
                                   17797.10        18006.50
                                   15202.30        15370.30
                                   16362.30        16543.10
                                   16833.50        17029.40
                                   16912.60        17116.30
                                   18301.10        18528.40
                                   18211.40        18439.40
                                   19213.10        19462.80
                                   20062.30        20334.80
12/31/04                           21091.50        21390.10
                                   19241.30        19512.10
                                   19841.30        20124.80
                                   19565.50        19849.10
                                   20712.00        21020.20
                                   21387.30        21711.70
                                   22495.10        22847.20
                                   24200.20        24590.50
                                   23266.10        23646.20
                                   23377.80        23747.90
                                   22889.20        23244.40
                                   23942.10        24323.00
12/31/05                           23966.00        24347.30
                                   25830.60        26256.10
                                   26378.20        26818.00
                                   27720.90        28191.10
                                   26670.20        27125.50
                                   25920.80        26374.10
                                   27385.30        27874.80
                                   28357.80        28864.30
                                   29297.00        29834.20
                                   29861.80        30415.90
                                   31733.60        32332.10
                                   33241.60        33874.40
12/31/06                           32479.30        33108.80
                                   35348.20        36058.80
                                   34554.30        35251.10
                                   33670.40        34348.70
                                   33648.90        34334.90
                                   33665.40        34359.00
                                   30515.30        31132.70
                                   28111.60        28688.80
                                   29755.80        30384.30
                                   30891.30        31572.30
                                   31249.00        31935.40
                                   28211.60        28831.20
12/31/07                           26735.00        27300.00

                   (streetTRACKS (R) semi-annual report LOGO)
                     DJ Wilshire REIT ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             SIMON PROPERTY                    VORNADO          BOSTON               EQUITY
                            GROUP, INC.        PROLOGIS       REALTY TRUST     PROPERTIES, INC.     RESIDENTIAL

 ------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $95,316,777        79,785,976     61,336,506       53,650,000           48,553,787
 ------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         7.7%               6.5            5.0              4.3                  3.9
 ------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Retail REIT's                        28.0%
Specialized REIT's                   21.7
Office REIT's                        17.3
Residential REIT's                   14.9
Industrial REIT's                    10.8
Diversified REIT's                    7.3
Short Term Investments                0.1
Other Assets & Liabilities          (0.1)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
                        KBW Bank ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR KBW BANK ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                    KBW
                                             VALUE       VALUE                 BANK INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -19.82%     -19.82%                 -19.94%
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -21.81%     -21.83%                 -21.81%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -5.44%      -5.51%                  -4.96%

 ----------------------------------------------------------------------------------------------------




 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                    KBW
                                             VALUE       VALUE                 BANK INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -21.81%     -21.83%                 -21.81%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -2.57%      -2.60%                  -2.32%
 ----------------------------------------------------------------------------------------------------



 (1) For the period November 8, 2005 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
                  KBW Bank ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
KBW BANK ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                 KBW BANK     KBW BANK
                                  ETF (A)    INDEX (B)
                                 --------    ---------
11/8/2005                        10000.00     10000.00
                                 10349.00     10351.00
12/31/05                         10379.00     10388.30
                                 10359.30     10371.60
                                 10681.50     10697.30
                                 10696.40     10718.70
                                 11396.00     11425.10
                                 11006.20     11035.50
                                 10889.60     10920.70
                                 11278.80     11316.00
                                 11253.60     11294.50
                                 11567.20     11615.30
                                 11655.60     11707.10
                                 11576.50     11631.00
12/31/06                         12091.60     12155.50
                                 12163.50     12232.10
                                 11951.80     12021.70
                                 11795.00     11873.80
                                 12054.60     12133.90
                                 12197.10     12283.10
                                 11791.50     11870.40
                                 11008.20     11084.60
                                 11156.00     11219.80
                                 11183.00     11251.20
                                 10935.40     11001.50
                                 10319.20     10382.10
12/31/07                          9456.00      9504.00

                   (streetTRACKS (R) semi-annual report LOGO)
                         KBW Bank ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 -------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                   BANK OF           JPMORGAN
                            WELLS FARGO & CO.     AMERICA CORP.     CHASE & CO.     CITIGROUP, INC.     WACHOVIA CORP.

 -------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $31,266,696           30,453,758        27,879,517      27,678,693          25,699,533
 -------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         8.7%                  8.5               7.8             7.7                 7.2
 -------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Regional Banks                       33.0%
Other Diversified Financial
  Services                           23.9
Diversified Banks                    22.6
Asset Management & Custody
  Banks                              12.4
Thrifts and Mortgage Finance          4.3
Consumer Finance                      3.4
Short Term Investments                1.4
Other Assets & Liabilities          (1.0)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
                  KBW Capital Markets ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR KBW CAPITAL MARKETS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                KBW CAPITAL
                                             VALUE       VALUE               MARKETS INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -1.95%      -1.50%                   -1.84%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  0.94%       1.10%                    1.26%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     33.47%      33.86%                   34.51%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                KBW CAPITAL
                                             VALUE       VALUE               MARKETS INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  0.94%       1.10%                    1.26%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     14.39%      14.54%                   14.66%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
                   KBW Capital Markets ETF--PORTFOLIO SUMMARY


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
KBW CAPITAL MARKETS ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                 KBW CAPITAL     KBW CAPITAL
                                 MARKETS ETF    MARKETS INDEX
                                     (A)             (B)
                                 -----------    -------------
11/8/2005                          10000.00        10000.00
                                   10275.00        10277.00
12/31/05                           10293.50        10297.50
                                   11191.10        11203.70
                                   11492.10        11509.60
                                   11761.00        11783.50
                                   11862.20        11888.40
                                   11148.10        11173.90
                                   11055.60        11082.30
                                   11213.30        11244.10
                                   11342.90        11377.90
                                   12244.30        12285.90
                                   12773.30        12822.70
                                   12982.90        13038.20
12/31/06                           13223.80        13283.30
                                   13845.80        13912.90
                                   13117.80        13186.70
                                   13075.60        13145.80
                                   13591.70        13669.00
                                   14170.90        14263.60
                                   13613.60        13703.00
                                   12811.60        12897.30
                                   12397.30        12474.30
                                   13084.60        13174.00
                                   14135.00        14237.20
                                   13210.00        13307.50
12/31/07                           13347.00        13451.00

                   (streetTRACKS (R) semi-annual report LOGO)
                    KBW Capital Market ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007


 ------------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                                    THE GOLDMAN           MERRILL LYNCH &     LEHMAN BROTHERS
                            CME GROUP, INC.     MORGAN STANLEY     SACHS GROUP, INC.     CO., INC.           HOLDINGS, INC.

 ------------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $13,536,838         13,154,338         12,579,565            11,758,014          10,197,646
 ------------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         8.6%                8.3                8.0                   7.5                 6.5
 ------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 -------------------------------------------------------------------
                                                    PERCENT OF
 INDUSTRY                                           NET ASSETS
 -------------------------------------------------------------------

Investment Banking & Brokerage                          52.9%
Specialized Finance                                     24.7
Asset Management & Custody Banks                        22.3
Short Term Investments                                   0.3
Other Assets & Liabilities                             (0.2)

 -------------------------------------------------------------------
TOTAL                                                  100.0%
 -------------------------------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
                     KBW Insurance ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR KBW INSURANCE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                    KBW
                                             VALUE       VALUE              INSURANCE INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -9.99%      -9.38%                   -9.84%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -5.81%      -5.11%                   -5.49%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      4.75%       5.36%                    5.56%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                    KBW
                                             VALUE       VALUE              INSURANCE INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -5.81%      -5.11%                   -5.49%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      2.18%       2.46%                    2.53%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
               KBW Insurance ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
KBW INSURANCE ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                 KBW INSURANCE    KBW INSURANCE
                                    ETF (A)         INDEX (B)
                                 -------------    -------------
11/8/05                             10000.00         10000.00
                                    10254.00         10257.00
12/31/05                            10093.00         10098.00
                                     9913.36          9920.29
                                    10031.30         10041.30
                                     9847.75          9858.57
                                    10302.70         10320.00
                                     9980.24          9999.00
                                     9906.39          9928.00
                                     9893.41          9918.08
                                    10095.30         10124.40
                                    10429.30         10462.50
                                    10553.50         10589.10
                                    10778.30         10818.90
12/31/06                            11120.70         11168.40
                                    11053.90         11104.70
                                    11043.90         11096.90
                                    11057.40         11113.60
                                    11645.90         11710.40
                                    11943.30         12012.50
                                    11636.10         11706.20
                                    10643.50         10708.80
                                    10778.30         10848.00
                                    11291.30         11370.90
                                    10908.10         10987.70
                                    10716.50         10797.60
12/31/07                            10475.00         10556.00

                   (streetTRACKS (R) semi-annual report LOGO)
                      KBW Insurance ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 --------------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             PRUDENTIAL                            AMERICAN INTERNATIONAL                            THE TRAVELERS
                            FINANCIAL, INC.     METLIFE, INC.     GROUP, INC.                THE ALLSTATE CORP.     COS., INC.

 --------------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $7,410,450          7,155,992         6,615,593                  5,766,767              5,747,239
 --------------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         8.8%                8.5               7.8                        6.8                    6.8
 --------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 -------------------------------------------------------------------
                                                    PERCENT OF
 INDUSTRY                                           NET ASSETS
 -------------------------------------------------------------------

Property & Casualty Insurance                           38.3%
Life & Health Insurance                                 34.3
Multi-Line Insurance                                    14.7
Insurance Brokers                                        8.8
Reinsurance                                              2.6
Thrifts & Mortgage Finance                               1.1
Short Term Investments                                   0.7
Other Assets & Liabilities                             (0.5)
 -------------------------------------------------------------------
TOTAL                                                  100.0%
 -------------------------------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
               Morgan Stanley Technology ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR MORGAN STANLEY TECHNOLOGY ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET               MORGAN STANLEY
                                             VALUE       VALUE              TECHNOLOGY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07                 0.03%       0.41%                   0.24%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                   9.73%      10.04%                  10.24%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07               22.82%      23.36%                  24.67%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07               116.02%     117.26%                 121.52%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -36.43%     -36.16%                 -34.49%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET               MORGAN STANLEY
                                             VALUE       VALUE              TECHNOLOGY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  9.73%      10.04%                   10.24%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/07               7.09%       7.25%                    7.63%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/07               16.65%      16.79%                   17.24%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -6.04%      -5.99%                   -5.61%
 ----------------------------------------------------------------------------------------------------




 (1) For the period September 25, 2000 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
         Morgan Stanley Technology ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
MORGAN STANLEY TECHNOLOGY ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                MORGAN STANLEY     MORGAN STANLEY
                                TECHNOLOGY ETF    TECHNOLOGY INDEX
                                      (A)                (B)
                                --------------    ----------------
9/25/00                            10000.00           10000.00
                                    9725.00            9725.00
                                    9484.79            9488.68
                                    7242.59            7247.46
12/31/00                            6875.75            6834.35
                                    8096.20            8052.23
                                    6106.15            6074.60
                                    5391.12            5365.09
                                    6244.82            6217.60
                                    5851.40            5828.38
                                    5947.95            5933.29
                                    5599.40            5582.04
                                    4921.31            4908.29
                                    3839.11            3829.94
                                    4533.61            4524.69
                                    5271.68            5264.02
12/31/01                            5203.15            5198.75
                                    5161.52            5160.28
                                    4339.29            4340.31
                                    4663.00            4665.83
                                    4091.32            4095.67
                                    3956.31            3962.15
                                    3404.40            3410.22
                                    3072.47            3079.09
                                    3002.11            3010.12
                                    2443.72            2451.14
                                    2979.38            2990.14
                                    3499.58            3513.42
12/31/02                            2943.50            2957.60
                                    2951.45            2967.06
                                    2947.02            2963.80
                                    2941.13            2959.35
                                    3244.65            3266.24
                                    3753.41            3777.73
                                    3750.03            3777.73
                                    3945.07            3975.68
                                    4303.72            4340.25
                                    4207.27            4243.46
                                    4631.79            4673.75
                                    4739.71            4785.45
12/31/03                            4858.20            4907.96
                                    5141.43            5196.55
                                    5055.57            5110.81
                                    4969.63            5026.99
                                    4654.05            4708.78
                                    4837.89            4896.66
                                    5029.47            5092.53
                                    4469.19            4526.75
                                    4302.93            4359.71
                                    4546.05            4608.21
                                    4675.16            4740.93
                                    4965.48            5037.24
12/31/04                            5177.01            5254.34
                                    4828.08            4902.30
                                    4822.29            4897.89
                                    4642.42            4717.16
                                    4451.61            4526.11
                                    4883.42            4968.32
                                    4815.05            4900.75
                                    5102.03            5195.77
                                    5060.70            5155.24
                                    5163.94            5262.99
                                    5090.10            5190.36
                                    5392.45            5500.22
12/31/05                            5323.97            5432.57
                                    5514.56            5629.23
                                    5404.82            5519.46
                                    5588.59            5710.43
                                    5546.11            5669.32
                                    5119.62            5235.62
                                    5036.68            5152.89
                                    4764.10            4875.67
                                    5188.20            5312.53
                                    5416.42            5548.93
                                    5638.55            5779.22
                                    5866.57            6015.59
12/31/06                            5794.00            5943.40
                                    5768.57            5919.62
                                    5755.71            5908.97
                                    5673.23            5826.24
                                    6051.12            6217.77
                                    6287.72            6463.37
                                    6355.63            6535.76
                                    6381.56            6565.82
                                    6495.21            6682.04
                                    6820.43            7019.48
                                    6972.59            7179.53
                                    6295.20            6484.55
12/31/07                            6357.78            6551.99

                   (streetTRACKS (R) semi-annual report LOGO)
                Morgan Stanley Technology ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 --------------------------------------------------------------------------------------------------------------

    DESCRIPTION
                                                                                         INFOSYS
                            APPLE, INC.     AMAZON.COM, INC.     ADOBE SYSTEMS, INC.     TECHNOLOGIES, LTD. ADR

 --------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $7,883,386      7,838,270            7,825,102               7,765,269
 --------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         3.0%            2.9                  2.9                     2.9
 --------------------------------------------------------------------------------------------------------------

 ----------------------------------------------

    DESCRIPTION             TELEFONAKTIEBOLAGET
                            LM ERICSSON
                            (CLASS B) ADR

 ----------------------------------------------

    MARKET VALUE            7,743,117
 ----------------------------------------------

    % OF NET ASSETS         2.9
 ----------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 -------------------------------------------------------------------
                                                    PERCENT OF
 INDUSTRY                                           NET ASSETS
 -------------------------------------------------------------------

Software                                                20.2%
Communications Equipment                                19.8
Semiconductors & Semiconductor Equipment                17.2
Computers & Peripherals                                 17.1
IT Services                                             11.4
Internet & Software & Services                           8.5
Internet & Catalog Retail                                2.9
Electronic Equipment & Instruments                       2.9
Short Term Investments                                   0.0**
Other Assets & Liabilities                               0.0**
 -------------------------------------------------------------------
TOTAL                                                  100.0%
 -------------------------------------------------------------------





   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                   (streetTRACKS (R) semi-annual report LOGO)
                   SPDR S&P Dividend ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P DIVIDEND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          S&P HIGH YIELD DIVIDEND
                                             VALUE       VALUE             ARISTOCRATS INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -8.80%      -8.56%                   -8.82%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -6.39%      -6.06%                   -6.29%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     12.09%      12.74%                   12.46%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          S&P HIGH YIELD DIVIDEND
                                             VALUE       VALUE             ARISTOCRATS INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -6.39%      -6.06%                   -6.29%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      5.46%       5.74%                    5.57%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
             SPDR S&P Dividend ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P DIVIDEND ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                                      S&P HIGH
                                   SPDR S&P        YIELD DIVIDEND
                                 DIVIDEND ETF    ARISTOCRATS INDEX
                                      (A)               (B)
                                 ------------    -----------------
11/8/05                            10000.00           10000.00
                                   10176.00           10178.00
12/31/05                           10170.90           10170.90
                                   10404.80           10407.90
                                   10487.00           10492.20
                                   10538.40           10545.70
                                   10761.80           10757.60
                                   10567.00           10565.10
                                   10617.80           10616.80
                                   10899.50           10902.40
                                   11149.40           11156.50
                                   11301.00           11311.50
                                   11669.10           11683.70
                                   11748.10           11766.60
12/31/06                           11976.40           12000.80
                                   12078.30           12106.40
                                   12117.20           12147.60
                                   12131.70           12165.80
                                   12490.20           12530.80
                                   12773.90           12816.50
                                   12293.30           12333.30
                                   11667.90           11708.00
                                   11991.30           12035.80
                                   11923.40           11972.00
                                   11863.90           11915.80
                                   11495.40           11548.80
12/31/07                           11209.00           11246.20

                   (streetTRACKS (R) semi-annual report LOGO)
                    SPDR S&P Dividend ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 --------------------------------------------------------------------------------------------------------

    DESCRIPTION             FIRSTMERIT CORP.     COMERICA, INC.     KEYCORP       REGIONS FINANCIAL CORP.

 --------------------------------------------------------------------------------------------------------

    MARKET VALUE            $7,554,395           7,379,032          7,171,291     7,167,014
 --------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         3.2%                 3.1                3.0           3.0
 --------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------

    DESCRIPTION             INTEGRYS ENERGY GROUP, INC.

 ----------------------------------------------------------

    MARKET VALUE            7,142,266
 ----------------------------------------------------------

    % OF NET ASSETS         3.0
 ----------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Commercial Banks                     28.6%
Multi-Utilities                      10.3
Gas Utilities                         7.9
Pharmaceuticals                       7.2
Chemicals                             6.9
Commercial Services & Supplies        5.2
Household Durables                    3.7
Insurance                             3.3
Household Products                    3.2
Diversified Financial Services        3.0
Industrial Conglomerates              3.0
Media                                 2.8
Beverages                             2.7%
Containers & Packaging                2.0
Textiles, Apparel & Luxury
  Goods                               1.7
Hotels, Restaurants & Leisure         1.5
Computers & Peripherals               1.4
IT Services                           1.4
Health Care Equipment &
  Supplies                            1.3
Water Utilities                       1.3
Electrical Equipment                  1.2
Short Term Investments                2.5
Other Assets & Liabilities          (2.1)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
                    SPDR S&P Biotech ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P BIOTECH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             S&P BIOTECHNOLOGY
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               16.67%      16.69%                   16.89%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 29.10%      29.26%                   29.63%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     19.95%      20.05%                   20.90%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             S&P BIOTECHNOLOGY
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 29.10%      29.26%                   29.63%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      9.95%      10.00%                   10.41%
 ----------------------------------------------------------------------------------------------------




 (1) For the period January 31, 2006 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
              SPDR S&P Biotech ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P BIOTECH ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                   SPDR S&P     S&P BIOTECHNOLOGY
                                 BIOTECH ETF     SELECT INDUSTRY
                                     (A)            INDEX (B)
                                 -----------    -----------------
1/31/06                            10000.00          10000.00
                                   10730.00          10733.00
                                   10130.20          10144.80
                                    9646.98           9662.95
                                    9058.52           9076.41
                                    9241.50           9262.48
                                    9039.94           9063.33
                                    9337.45           9364.24
                                    9161.16           9190.06
                                   10189.20          10224.90
                                   10176.80          10214.60
12/31/06                            9291.41           9325.96
                                    9630.64           9670.09
                                    9691.89           9734.88
                                    9726.00           9771.87
                                   10604.40          10663.10
                                   10844.30          10907.30
                                   10282.00          10342.30
                                   10187.90          10251.30
                                   11233.00          11306.10
                                   11713.50          11793.40
                                   12227.80          12315.80
                                   12256.40          12347.90
12/31/07                           11995.60          12090.60

                   (streetTRACKS (R) semi-annual report LOGO)
                     SPDR S&P Biotech ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 --------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             REGENERON                                        ALEXION                   GILEAD
                            PHARMACEUTICALS, INC.     PHARMION CORP.         PHARMACEUTICALS, INC.     SCIENCES, INC.

 --------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $9,784,445                9,755,872              9,650,509                 9,625,476
 --------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         3.6%                      3.6                    3.5                       3.5
 --------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------

    DESCRIPTION
                            GENENTECH, INC.

 ----------------------------------------------

    MARKET VALUE            9,615,222
 ----------------------------------------------

    % OF NET ASSETS         3.5
 ----------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 -------------------------------------------------------------------
                                                    PERCENT OF
 INDUSTRY                                           NET ASSETS
 -------------------------------------------------------------------

Biotechnology                                          100.0%
Short Term Investments                                   0.1
Other Assets & Liabilities                             (0.1)
 -------------------------------------------------------------------
TOTAL                                                  100.0%
 -------------------------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
                 SPDR S&P Homebuilders ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P HOMEBUILDERS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          S&P HOMEBUILDERS SELECT
                                             VALUE       VALUE               INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -35.93%     -36.03%                 -36.16%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -47.65%     -47.46%                 -47.74%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -58.09%     -57.84%                 -58.09%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          S&P HOMEBUILDERS SELECT
                                             VALUE       VALUE               INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -47.65%     -47.46%                 -47.74%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -36.46%     -36.26%                 -36.47%
 ----------------------------------------------------------------------------------------------------




 (1) For the period January 31, 2006 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
           SPDR S&P Homebuilders ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P HOMEBUILDERS ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                    SPDR S&P        S&P HOMEBUILDERS
                                HOMEBUILDERS ETF     SELECT INDUSTRY
                                       (A)              INDEX (B)
                                ----------------    ----------------
1/31/06                             10000.00            10000.00
                                     9531.00             9533.00
                                     9507.17             9510.12
                                     9052.73             9057.44
                                     7836.95             7841.93
                                     7229.58             7231.83
                                     6633.14             6635.93
                                     6707.44             6712.24
                                     7034.82             7038.45
                                     7342.53             7348.85
                                     7915.69             7926.47
12/31/06                             8006.48             8020.79
                                     8227.06             8244.57
                                     7655.11             7672.40
                                     7000.52             7021.78
                                     7351.74             7376.38
                                     7665.14             7693.57
                                     6541.74             6564.92
                                     5722.52             5742.99
                                     5381.40             5401.28
                                     4622.51             4607.29
                                     4811.02             4804.03
                                     4065.31             4060.36
12/31/07                             4191.05             4191.11

                   (streetTRACKS (R) semi-annual report LOGO)
                  SPDR S&P Homebuilders ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             CAVCO INDUSTRIES, INC.     AVATAR HOLDINGS, INC.     LENNAR CORP. (CLASS A)     SKYLINE CORP.

 ------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $17,950,597                16,242,428                15,791,074                 15,653,822
 ------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         5.7%                       5.2                       5.0                        5.0
 ------------------------------------------------------------------------------------------------------------------------

 ------------------------------------------------

    DESCRIPTION             PULTE HOMES, INC.

 ------------------------------------------------

    MARKET VALUE            15,604,249
 ------------------------------------------------

    % OF NET ASSETS         5.0
 ------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------

Homebuilding                         80.7%
Home Improvement Retail              14.3
Home Furnishings                      4.8
Short Term Investments                2.1
Other Assets and Liabilities        (1.9)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
                SPDR S&P Metals & Mining ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P METALS & MINING ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET         S&P METALS & MINING SELECT
                                             VALUE       VALUE               INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               11.46%      11.39%                   11.53%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 42.58%      42.37%                   42.99%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     62.39%      62.45%                   63.17%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET         S&P METALS & MINING SELECT
                                             VALUE       VALUE               INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 42.58%      42.37%                   42.99%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     37.09%      37.12%                   36.24%
 ----------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
          SPDR S&P Metals & Mining ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P METALS & MINING ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                                       S&P
                                   SPDR S&P       METALS & MINING
                                 METAL & MINING   SELECT INDUSTRY
                                    ETF (A)         INDEX (B)
                                 ---------------  --------------
6/19/06                              10000.00       10000.00
                                     11570.00       11571.00
                                     10563.40       10567.80
                                     10227.50       10234.90
                                      9605.66        9614.67
                                     11003.30       11018.40
                                     12058.50       12080.60
12/31/06                             11389.30       11411.30
                                     12244.60       12274.00
                                     12538.50       12572.30
                                     13308.30       13353.00
                                     14455.50       14509.40
                                     15374.90       15438.00
                                     14569.20       14630.60
                                     13826.20       13887.30
                                     13454.30       13512.40
                                     14849.50       14915.00
                                     15986.90       16063.40
                                     15569.70       15642.60
12/31/07                             16239.20       16317.30

                   (streetTRACKS (R) semi-annual report LOGO)
                 SPDR S&P Metals & Mining ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007


 ---------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             COEUR 'D              UNITED STATES     STEEL                                  AK STEEL
                            ALENE MINES CORP.     STEEL CORP.       DYNAMICS, INC.     ARCH COAL, INC.     HOLDING CORP.

 ---------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $12,750,016           12,271,881        12,197,672         12,044,610          11,992,483
 ---------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         4.5%                  4.4               4.3                4.3                 4.3
 ---------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------

Steel                                41.6%
Coal & Consumable Fuels              24.9
Precious Metals & Minerals           12.8
Diversified Metals & Mining          12.2
Aluminum                              4.2
Gold                                  4.2
Short Term Investments                0.3
Other Assets and Liabilities        (0.2)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
        SPDR S&P Oil & Gas Equipment & Services ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET         S&P OIL & GAS EQUIPMENT &
                                             VALUE       VALUE       SERVICES SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               10.34%      10.71%                   10.44%
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 38.79%      39.51%                   39.27%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     45.83%      46.46%                   46.61%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET         S&P OIL & GAS EQUIPMENT &
                                             VALUE       VALUE       SERVICES SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 38.79%      39.51%                   39.27%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     27.82%      28.18%                   27.33%
 ----------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
  SPDR S&P Oil & Gas Equipment & Services ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF (Based on Net Asset Value) (PERFORMANCE GRAPH)

                                                        S&P
                                       SPDR          OIL & OIL
                                    OIL & GAS       EQUIPMENT &
                                   EQUIPMENT &    SERVICES SELECT
                                  SERVICES ETF    INDUSTRY INDEX
                                       (A)              (B)
                                 ---------------  ---------------
6/19/06                              10000.00       10000.00
                                     11098.00       11099.00
                                     10866.00       10870.40
                                     10200.00       10207.30
                                      9604.28        9614.23
                                     10049.90       10062.30
                                     11014.70       11032.30
12/31/06                             10506.90       10525.90
                                     10415.50       10443.80
                                     10530.10       10560.70
                                     11257.70       11295.80
                                     11968.10       12013.00
                                     12884.80       12938.00
                                     13214.70       13273.20
                                     13292.70       13359.40
                                     13400.30       13458.30
                                     14266.00       14334.40
                                     14110.50       14182.50
                                     13568.70       13635.00
12/31/07                             14583.20       14661.40

                   (streetTRACKS (R) semi-annual report LOGO)
         SPDR S&P Oil & Gas Equipment & Services ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ------------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             PRIDE                                                          HELMERICH &
                            INTERNATIONAL, INC.     SCHLUMBERGER, LTD.     NOBLE CORP.     PAYNE, INC.     ROWAN COS., INC.

 ------------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $9,063,267              8,831,757              8,778,659       8,727,166       8,651,526
 ------------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         4.6%                    4.5                    4.5             4.4             4.4
 ------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 -------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 -------------------------------------------
Oil & Gas Equipment & Services       56.3%
Oil & Gas Drilling                   39.3
Oil & Gas Exploration &
  Production                          4.3
Short Term Investments                0.4
Other Assets and Liabilities        (0.3)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
      SPDR S&P Oil & Gas Exploration & Production ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.


  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.


  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.35%.

 PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                                                                     S&P OIL & GAS
                                             NET                                     EXPLORATION &
                                            ASSET              MARKET              PRODUCTION SELECT
                                            VALUE              VALUE                INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07              13.56%              14.04%                   13.77%
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                36.90%              37.49%                   37.36%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    54.67%              55.14%                   55.39%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                                                                     S&P OIL & GAS
                                             NET                                     EXPLORATION &
                                            ASSET              MARKET              PRODUCTION SELECT
                                            VALUE              VALUE                INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                36.90%              37.49%                   37.36%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    32.81%              33.07%                   32.10%
 ----------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
SPDR S&P Oil & Gas Exploration & Production ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF (Based on Net Asset Value) (PERFORMANCE GRAPH)

                                     SPDR S&P             OIL & GAS
                                     OIL & GAS          EXPLORATION &
                                   EXPLORATION &      PRODUCTION SELECT
                                  PRODUCTION ETF       INDUSTRY INDEX
                                        (A)                  (B)
                                 ----------------    ------------------
6/19/06                              10000.00             10000.00
                                     11574.00             11575.00
                                     11894.60             11900.30
                                     11430.70             11436.20
                                     10534.50             10538.40
                                     11110.80             11119.10
                                     12183.00             12197.60
12/31/06                             11299.70             11313.30
                                     11608.20             11622.20
                                     11468.90             11486.20
                                     12065.30             12089.20
                                     12837.80             12869.00
                                     13801.90             13840.60
                                     13622.50             13659.20
                                     13077.60             13117.00
                                     12796.40             12838.90
                                     13960.90             14012.40
                                     15708.80             15770.90
                                     14397.10             14457.20
12/31/07                             15471.20             15540.00

                   (streetTRACKS (R) semi-annual report LOGO)
       SPDR S&P Oil & Gas Exploration & Production ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ------------------------------------------------------------------------------------------------------------

  DESCRIPTION         ULTRA            DENBURY          CABOT OIL & GAS  NEWFIELD
                      PETROLEUM CORP.  RESOURCES, INC.  CORP.            EXPLORATION CO.  CONOCO PHILLIPS
 ------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $2,558,913       2,541,305        2,514,486        2,503,197        2,501,892

 ------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   3.0%             3.0              2.9              2.9              2.9
 ------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 -------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 -------------------------------------------
Oil & Gas Exploration &
  Production                         74.2%
Oil & Gas Refining & Marketing       14.2
Integrated Oil & Gas                 11.5
Short Term Investments                0.2
Other Assets & Liabilities          (0.1)
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
                SPDR S&P Pharmaceuticals ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P PHARMACEUTICALS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET            S&P PHARMACEUTICALS
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -4.99%      -4.65%                   -4.84%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -1.38%      -1.10%                   -1.08%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      9.10%       9.36%                    9.65%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET            S&P PHARMACEUTICALS
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -1.38%      -1.10%                   -1.08%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      5.83%       6.00%                    5.99%
 ----------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
          SPDR S&P Pharmaceuticals ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P PHARMACEUTICALS ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                      SPDR S&P         S&P PHARMACEUTICALS
                                PHARMACEUTICALS ETF      SELECT INDUSTRY
                                        (A)                 INDEX (B)
                                -------------------    -------------------
6/19/06                               10000.00               10000.00
                                      10146.00               10147.00
                                      10340.80               10344.90
                                      10658.30               10666.60
                                      10951.40               10963.10
                                      11057.60               11072.80
                                      10931.50               10949.80
12/31/06                              11062.70               11084.50
                                      11521.80               11550.10
                                      11231.50               11261.30
                                      11114.70               11147.60
                                      11788.20               11828.70
                                      11910.80               11951.70
                                      11482.00               11521.50
                                      10690.90               10728.80
                                      10723.00               10764.20
                                      10940.70               10987.00
                                      11124.50               11174.90
                                      11054.40               11109.00
12/31/07                              10910.50               10965.50

                   (streetTRACKS (R) semi-annual report LOGO)
                 SPDR S&P Pharmaceuticals ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ---------------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                    VALEANT                                                         FOREST
                            MYLAN                  PHARMACEUTICALS     KV PHARMACEUTICALS CO.     MGI              LABORATORIES,
                            LABORATORIES, INC.     INTERNATIONAL       (CLASS A)                  PHARMA, INC.     INC.
 ---------------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $404,127               400,408             391,597                    390,263          387,281

 ---------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         4.8%                   4.8                 4.7                        4.6              4.6
 ---------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Pharmaceuticals                     100.0%
Short Term Investments                0.2
Other Assets and Liabilities        (0.2)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
                    SPDR S&P Retail ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P RETAIL ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                 S&P RETAIL
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -21.70%     -21.36%                 -21.61%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -16.13%     -15.78%                 -15.81%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -6.88%      -6.55%                  -6.33%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                 S&P RETAIL
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -16.13%     -15.78%                 -15.81%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -4.53%      -4.31%                  -4.05%
 ----------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
              SPDR S&P Retail ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P RETAIL ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                  SPDR S&P        S&P RETAIL
                                 RETAIL ETF    SELECT INDUSTRY
                                     (A)          INDEX (B)
                                 ----------    ---------------
6/19/06                           10000.00         10000.00
                                  10242.00         10243.00
                                   9698.15          9702.17
                                   9911.51          9919.50
                                  10699.50         10709.10
                                  11253.70         11267.00
                                  11124.30         11139.70
12/31/06                          11103.20         11124.10
                                  11459.60         11485.70
                                  11459.60         11489.10
                                  11752.90         11795.90
                                  11807.00         11853.70
                                  12259.20         12311.20
                                  11891.40         11948.00
                                  10835.50         10885.80
                                  10848.50         10902.20
                                  10691.20         10749.50
                                  10550.00         10609.80
                                   9730.30          9788.61
12/31/07                           9312.93          9367.74

                   (streetTRACKS (R) semi-annual report LOGO)
                     SPDR S&P Retail ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 -----------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                               SPORT SUPPLY     OFFICE DEPOT,
                            GENESCO, INC.     GROUP, INC.      INC.              SYSTEMAX, INC.     LIMITED BRANDS, INC.
 -----------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $2,228,537        2,228,329        2,084,956         2,029,033          2,022,973

 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         2.0%              2.0              1.9               1.8                1.8
 -----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Apparel Retail                       36.0%
Specialty Stores                     20.6
Catalog Retail                        8.7
Department Stores                     8.7
Food Retail                           8.5
Computer & Electronics Retail         5.2
Drug Retail                           3.5
Hypermarkets & Super Centers          3.5
General Merchandise Stores            3.4
Footwear                              1.6
Short Term Investment                 1.0
Other Assets & Liabilities          (0.7)
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
                 SPDR S&P Semiconductor ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P SEMICONDUCTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             S&P SEMICONDUCTOR
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -12.38%     -12.14%                 -12.29%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                  -5.04%      -4.83%                  -4.71%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -12.22%     -12.00%                 -11.66%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             S&P SEMICONDUCTOR
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -5.04%      -4.83%                   -4.71%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -6.57%      -6.45%                   -6.26%
 ----------------------------------------------------------------------------------------------------




 (1) For the period January 31, 2006 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
           SPDR S&P Semiconductor ETF--PERFORMANCE SUMMARY (CONTINUED)


     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     SPDR S&P SEMICONDUCTOR ETF (Based on Net Asset Value)
     (PERFORMANCE GRAPH)

                                     SPDR S&P        S&P SEMICONDUCTOR
                                SEMICONDUCTOR ETF     SELECT INDUSTRY
                                       (A)               INDEX (B)
                                -----------------    -----------------
1/31/06                              10000.00             10000.00
                                      9981.00              9984.00
                                     10135.70             10141.80
                                     10406.30             10414.60
                                      9305.34              9314.78
                                      8874.50              8885.37
                                      8247.96              8260.73
                                      9032.43              9049.63
                                      9080.93              9101.21
                                      9196.17              9219.53
                                      9502.95              9530.23
12/31/06                              9243.62              9271.00
                                      9230.58              9260.81
                                      9569.07              9603.46
                                      9155.40              9194.35
                                      9752.97              9799.34
                                      9830.12              9879.69
                                     10018.20             10071.40
                                      9891.94              9946.47
                                     10083.80             10142.40
                                     10400.20             10462.90
                                      9856.97              9918.85
                                      8765.11              8820.83
12/31/07                              8778.00              8834.06

                   (streetTRACKS (R) semi-annual report LOGO)
                  SPDR S&P Semiconductor ETF--PORTFOLIO SUMMARY



      TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 -----------------------------------------------------------------------------------------------------------

    DESCRIPTION                            INTERNATIONAL       SILICON
                            CREE, INC.     RECTIFIER CORP.     LABORATORIES, INC.     ON SEMICONDUCTOR CORP.

 -----------------------------------------------------------------------------------------------------------

    MARKET VALUE            $8,420,104     7,298,386           7,240,085              7,177,935
 -----------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         5.2%           4.5                 4.4                    4.4
 -----------------------------------------------------------------------------------------------------------

 --------------------------------------------------

    DESCRIPTION             CYPRESS
                            SEMICONDUCTOR CORP.

 --------------------------------------------------

    MARKET VALUE            7,167,412
 --------------------------------------------------

    % OF NET ASSETS         4.4
 --------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Semiconductors                       99.8%
Short Term Investments                0.3
Other Assets and Liabilities        (0.1)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
                  KBW Regional Banking ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR KBW REGIONAL BANKING ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                KBW REGIONAL
                                             VALUE       VALUE               BANKING INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               -16.11%     -16.49%                 -16.30%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -22.01%     -21.88%                 -21.96%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -17.38%     -17.20%                 -16.56%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                KBW REGIONAL
                                             VALUE       VALUE               BANKING INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/07                 -22.01%     -21.88%                 -21.96%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -11.68%     -11.55%                 -10.81%
 ----------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
            KBW Regional Banking ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
KBW REGIONAL BANKING ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                 KBW REGIONAL    KBW REGIONAL
                                  BANKING ETF     BANK INDEX
                                      (A)             (B)
                                 ------------    ------------
6/19/06                            10000.00        10000.00
                                   10066.00        10066.00
                                   10127.40        10132.40
                                   10189.20        10199.30
                                   10256.40        10268.70
                                   10246.20        10262.50
                                   10440.80        10463.70
12/31/06                           10593.30        10691.80
                                   10455.60        10553.80
                                   10316.50        10421.90
                                   10183.40        10291.60
                                    9915.61        10025.10
                                   10110.00        10228.60
                                    9848.10         9967.76
                                    8928.29         9038.77
                                    9600.59         9724.81
                                    9532.43         9657.71
                                    9111.09         9227.94
                                    8677.41         8790.54
12/31/07                            8262.00         8344.00

                   (streetTRACKS (R) semi-annual report LOGO)
                   KBW Regional Banking ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ---------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             HUDSON CITY       COMMERCE             SVB FINANCIAL     BANK OF
                            BANCORP, INC.     BANCSHARES, INC.     GROUP             HAWAII CORP.     BANCORPSOUTH, INC.

 ---------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $4,283,013        4,204,564            4,173,019         3,955,116        3,879,241
 ---------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         2.8%              2.8                  2.7               2.6              2.6
 ---------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2007*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Regional Banks                       88.1%
Thrifts & Mortgage Finance           11.4
Short Term Investments                2.1
Other Assets and Liabilities        (1.6)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                                        % OF
                                                         NET
SECURITY DESCRIPTION            SHARES       VALUE     ASSETS
--------------------            ------       -----     ------
COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co. .................      5,719  $    500,184    0.39%
United Technologies Corp. ..      7,262       555,833    0.44
Other Securities(1).........                1,817,008    1.44
                                         ------------  ------
                                            2,873,025    2.27
                                         ------------  ------
AIR FREIGHT & LOGISTICS
Other Securities(1).........                  795,860    0.63
                                         ------------  ------
AIRLINES
Other Securities(1).........                  209,477    0.17
                                         ------------  ------
AUTO COMPONENTS
Other Securities(1).........                  414,825    0.33
                                         ------------  ------
AUTOMOBILES
Other Securities(1).........                  339,594    0.27
                                         ------------  ------
BEVERAGES
PepsiCo, Inc. ..............     12,141       921,502    0.73
The Coca-Cola Co. ..........     16,114       988,916    0.78
Other Securities(1).........                  521,520    0.41
                                         ------------  ------
                                            2,431,938    1.92
                                         ------------  ------
BIOTECHNOLOGY
Amgen, Inc. (a).............      9,688       449,911    0.36
Other Securities(1).........                1,645,838    1.29
                                         ------------  ------
                                            2,095,749    1.65
                                         ------------  ------
BUILDING PRODUCTS
Other Securities(1).........                  181,358    0.14
                                         ------------  ------
CAPITAL MARKETS
State Street Corp. (b)......      2,945       239,134    0.19
The Bank of New York Mellon
  Corp. ....................      9,165       446,885    0.35
The Goldman Sachs Group,
  Inc. .....................      3,263       701,708    0.55
Other Securities(1).........                2,415,402    1.91
                                         ------------  ------
                                            3,803,129    3.00
                                         ------------  ------
CHEMICALS
Monsanto Co. ...............      4,542       507,296    0.40
Other Securities(1).........                1,662,049    1.31
                                         ------------  ------
                                            2,169,345    1.71
                                         ------------  ------
COMMERCIAL BANKS
Wachovia Corp. .............     14,746       560,790    0.44
Wells Fargo & Co. ..........     23,423       707,140    0.56
Other Securities(1).........                2,733,081    2.16
                                         ------------  ------
                                            4,001,011    3.16
                                         ------------  ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1).........                1,067,615    0.84
                                         ------------  ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a).....     48,111     1,302,365    1.03
QUALCOMM, Inc. .............     13,071       514,344    0.41
Other Securities(1).........                1,164,275    0.91
                                         ------------  ------
                                            2,980,984    2.35
                                         ------------  ------
COMPUTERS & PERIPHERALS
Apple, Inc. (a).............      7,095     1,405,378    1.11
Hewlett-Packard Co. ........     22,477     1,134,639    0.89
International Business
  Machines Corp. ...........     12,152     1,313,631    1.04
Other Securities(1).........                1,509,074    1.19
                                         ------------  ------
                                            5,362,722    4.23
                                         ------------  ------
CONSTRUCTION & ENGINEERING
Other Securities(1).........                  520,765    0.41
                                         ------------  ------
CONSTRUCTION MATERIALS
Other Securities(1).........                  165,043    0.13
                                         ------------  ------
CONSUMER FINANCE
Other Securities(1).........                  738,716    0.58
                                         ------------  ------
CONTAINERS & PACKAGING
Other Securities(1).........                  363,465    0.29
                                         ------------  ------
DISTRIBUTORS
Other Securities(1).........                   24,169    0.02
                                         ------------  ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1).........                  353,699    0.28
                                         ------------  ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. ......     33,419     1,378,868    1.09
Citigroup, Inc. ............     38,013     1,119,103    0.88
JPMorgan Chase & Co. .......     25,892     1,130,186    0.89
Other Securities(1).........                  758,338    0.60
                                         ------------  ------
                                            4,386,495    3.46
                                         ------------  ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. .................     46,408     1,928,717    1.52
Verizon Communications,
  Inc. .....................     22,599       987,350    0.78
Other Securities(1).........                  419,779    0.33
                                         ------------  ------
                                            3,335,846    2.63
                                         ------------  ------
ELECTRIC UTILITIES
Exelon Corp. ...............      5,362       437,754    0.35
Other Securities(1).........                1,994,321    1.57
                                         ------------  ------
                                            2,432,075    1.92
                                         ------------  ------
ELECTRICAL EQUIPMENT
Other Securities(1).........                  792,544    0.63
                                         ------------  ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1).........                  827,112    0.65
                                         ------------  ------
ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. .........      9,368       921,530    0.73
Transocean, Inc. ...........      3,038       434,890    0.34
Other Securities(1).........                2,117,876    1.67
                                         ------------  ------
                                            3,474,296    2.74
                                         ------------  ------
FOOD & STAPLES RETAILING
CVS Caremark Corp. .........     12,752       506,892    0.40
Wal-Mart Stores, Inc. ......     18,555       881,919    0.70
Other Securities(1).........                1,181,556    0.93
                                         ------------  ------
                                            2,570,367    2.03
                                         ------------  ------
FOOD PRODUCTS
Other Securities(1).........                1,846,707    1.46
                                         ------------  ------
GAS UTILITIES
Other Securities(1).........                  261,355    0.21
                                         ------------  ------

See accompanying notes to financial statements

SPDR DJ WILSHIRE TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        % OF
                                                         NET
SECURITY DESCRIPTION            SHARES       VALUE     ASSETS
--------------------            ------       -----     ------
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic, Inc. ............      8,756  $    440,164    0.35%
Other Securities(1).........                1,695,610    1.33
                                         ------------  ------
                                            2,135,774    1.68
                                         ------------  ------
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group, Inc. ...     10,863       632,227    0.50
Other Securities(1).........                2,681,973    2.11
                                         ------------  ------
                                            3,314,200    2.61
                                         ------------  ------
HEALTH CARE TECHNOLOGY
Other Securities(1).........                   91,441    0.07
                                         ------------  ------
HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. ...........      9,510       560,234    0.44
Other Securities(1).........                1,757,647    1.39
                                         ------------  ------
                                            2,317,881    1.83
                                         ------------  ------
HOUSEHOLD DURABLES
Other Securities(1).........                  862,995    0.68
                                         ------------  ------
HOUSEHOLD PRODUCTS
Procter & Gamble Co. .......     24,008     1,762,667    1.39
Other Securities(1).........                  803,356    0.63
                                         ------------  ------
                                            2,566,023    2.02
                                         ------------  ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).........                  499,892    0.39
                                         ------------  ------
INDUSTRIAL CONGLOMERATES
General Electric Co. .......     78,195     2,898,689    2.29
Other Securities(1).........                  885,854    0.69
                                         ------------  ------
                                            3,784,543    2.98
                                         ------------  ------
INSURANCE
American International
  Group, Inc. ..............     17,592     1,025,614    0.81
Berkshire Hathaway, Inc.
  (Class A) (a).............          7       991,200    0.78
Other Securities(1).........                3,834,892    3.03
                                         ------------  ------
                                            5,851,706    4.62
                                         ------------  ------
INTERNET & CATALOG RETAIL
Other Securities(1).........                  508,945    0.40
                                         ------------  ------
INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A) (a)..      1,843     1,274,398    1.00
Other Securities(1).........                  847,744    0.67
                                         ------------  ------
                                            2,122,142    1.67
                                         ------------  ------
IT SERVICES
Other Securities(1).........                1,464,303    1.15
                                         ------------  ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).........                  268,775    0.21
                                         ------------  ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1).........                  878,094    0.69
                                         ------------  ------
MACHINERY
Other Securities(1).........                2,935,303    2.31
                                         ------------  ------
MEDIA
Comcast Corp. (Class A)
  (a).......................     24,833       453,451    0.36
The Walt Disney Co. ........     15,216       491,172    0.39
Time Warner, Inc. ..........     33,897       559,639    0.44
Other Securities(1).........                2,324,325    1.83
                                         ------------  ------
                                            3,828,587    3.02
                                         ------------  ------
METALS & MINING
Other Securities(1).........                1,511,292    1.19
                                         ------------  ------
MULTI-UTILITIES
Other Securities(1).........                1,322,211    1.04
                                         ------------  ------
MULTILINE RETAIL
Other Securities(1).........                  955,342    0.75
                                         ------------  ------
OFFICE ELECTRONICS
Other Securities(1).........                  176,441    0.14
                                         ------------  ------
OIL, GAS & CONSUMABLE FUELS
Chevron Corp. ..............     16,632     1,552,265    1.22
ConocoPhillips..............     11,758     1,038,231    0.82
Exxon Mobil Corp. ..........     44,058     4,127,794    3.25
Occidental Petroleum
  Corp. ....................      6,434       495,354    0.39
Other Securities(1).........                4,899,498    3.87
                                         ------------  ------
                                           12,113,142    9.55
                                         ------------  ------
PAPER & FOREST PRODUCTS
Other Securities(1).........                  363,800    0.29
                                         ------------  ------
PERSONAL PRODUCTS
Other Securities(1).........                  222,231    0.18
                                         ------------  ------
PHARMACEUTICALS
Abbott Laboratories.........     11,691       656,450    0.52
Johnson & Johnson...........     21,737     1,449,858    1.14
Merck & Co., Inc. ..........     17,032       989,730    0.78
Pfizer, Inc. ...............     56,571     1,285,859    1.02
Wyeth.......................     10,371       458,294    0.36
Other Securities(1).........                1,624,327    1.28
                                         ------------  ------
                                            6,464,518    5.10
                                         ------------  ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1).........                2,301,286    1.82
                                         ------------  ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).........                  124,275    0.10
                                         ------------  ------
ROAD & RAIL
Other Securities(1).........                1,092,054    0.86
                                         ------------  ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. ................     47,220     1,258,885    0.99
Other Securities(1).........                2,311,097    1.83
                                         ------------  ------
                                            3,569,982    2.82
                                         ------------  ------
SOFTWARE
Microsoft Corp. ............     69,084     2,459,390    1.94
Oracle Corp. (a)............     34,095       769,865    0.61
Other Securities(1).........                1,905,736    1.50
                                         ------------  ------
                                            5,134,991    4.05
                                         ------------  ------
SPECIALTY RETAIL
The Home Depot, Inc. .......     16,585       446,800    0.35
Other Securities(1).........                1,801,093    1.42
                                         ------------  ------
                                            2,247,893    1.77
                                         ------------  ------

See accompanying notes to financial statements

SPDR DJ WILSHIRE TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        % OF
                                                         NET
SECURITY DESCRIPTION            SHARES       VALUE     ASSETS
--------------------            ------       -----     ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).........             $    520,285    0.41%
                                         ------------  ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1).........                1,024,251    0.81
                                         ------------  ------
TOBACCO
Altria Group, Inc. .........     16,416     1,240,721    0.98
Other Securities(1).........                  232,021    0.18
                                         ------------  ------
                                            1,472,742    1.16
                                         ------------  ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).........                  197,412    0.16
                                         ------------  ------
TRANSPORTATION INFRASTRUCTURE
Other Securities(1).........                    9,443    0.01
                                         ------------  ------
WATER UTILITIES
Other Securities(1).........                   81,172    0.06
                                         ------------  ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1).........                  800,376    0.63
                                         ------------  ------
TOTAL COMMON STOCKS --
  (Cost $104,381,707).......              125,955,029   99.34
                                         ------------  ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $1,215,555).........  1,215,555     1,215,555    0.96
                                         ------------  ------
TOTAL INVESTMENTS
  (Cost $105,597,262).......              127,170,584  100.30
OTHER ASSETS AND
  LIABILITIES...............                 (380,881)  (0.30)
                                         ------------  ------
NET ASSETS..................             $126,789,703  100.00
                                         ============  ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2007.
(a)    Non-income producing security.
(b)    Affiliated issuer. (Note 3)



See accompanying notes to financial statements

SPDR DJ WILSHIRE LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                                      % OF
                                                       NET
SECURITY DESCRIPTION            SHARES     VALUE     ASSETS
--------------------            ------     -----     ------
COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co. ...................     496  $    43,380    0.43%
United Technologies Corp. ....     663       50,746    0.50
Other Securities(1)...........              158,699    1.56
                                        -----------  ------
                                            252,825    2.49
                                        -----------  ------
AIR FREIGHT & LOGISTICS
Other Securities(1)...........               66,826    0.66
                                        -----------  ------
AIRLINES
Other Securities(1)...........               16,422    0.16
                                        -----------  ------
AUTO COMPONENTS
Other Securities(1)...........               25,608    0.25
                                        -----------  ------
AUTOMOBILES
Other Securities(1)...........               26,338    0.26
                                        -----------  ------
BEVERAGES
PepsiCo, Inc. ................   1,154       87,589    0.87
The Coca-Cola Co. ............   1,520       93,282    0.92
Other Securities(1)...........               50,034    0.49
                                        -----------  ------
                                            230,905    2.28
                                        -----------  ------
BIOTECHNOLOGY
Other Securities(1)...........              142,066    1.40
                                        -----------  ------
BUILDING PRODUCTS
Other Securities(1)...........               13,520    0.13
                                        -----------  ------
CAPITAL MARKETS
State Street Corp. (a)........     275       22,330    0.22
The Bank of New York Mellon
  Corp. ......................     827       40,325    0.40
The Goldman Sachs Group,
  Inc. .......................     258       55,483    0.55
Other Securities(1)...........              208,142    2.05
                                        -----------  ------
                                            326,280    3.22
                                        -----------  ------
CHEMICALS
Monsanto Co. .................     389       43,447    0.43
Other Securities(1)...........              141,987    1.40
                                        -----------  ------
                                            185,434    1.83
                                        -----------  ------
COMMERCIAL BANKS
U.S. Bancorp..................   1,240       39,358    0.39
Wachovia Corp. ...............   1,418       53,927    0.53
Wells Fargo & Co. ............   2,280       68,833    0.68
Other Securities(1)...........              126,226    1.24
                                        -----------  ------
                                            288,344    2.84
                                        -----------  ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1)...........               59,486    0.59
                                        -----------  ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (b).......   4,347      117,673    1.16
QUALCOMM, Inc. ...............   1,173       46,158    0.45
Other Securities(1)...........               76,237    0.76
                                        -----------  ------
                                            240,068    2.37
                                        -----------  ------
COMPUTERS & PERIPHERALS
Apple, Inc. (b)...............     630      124,790    1.23
Hewlett-Packard Co. ..........   1,853       93,539    0.92
International Business
  Machines Corp. .............     975      105,398    1.04
Other Securities(1)...........              110,423    1.09
                                        -----------  ------
                                            434,150    4.28
                                        -----------  ------
CONSTRUCTION & ENGINEERING
Other Securities(1)...........               29,828    0.29
                                        -----------  ------
CONSTRUCTION MATERIALS
Other Securities(1)...........                9,568    0.09
                                        -----------  ------
CONSUMER FINANCE
American Express Co. .........     742       38,599    0.38
Other Securities(1)...........               26,073    0.26
                                        -----------  ------
                                             64,672    0.64
                                        -----------  ------
CONTAINERS & PACKAGING
Other Securities(1)...........               22,464    0.22
                                        -----------  ------
DISTRIBUTORS
Other Securities(1)...........                5,417    0.05
                                        -----------  ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1)...........               14,262    0.14
                                        -----------  ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. ........   3,212      132,527    1.31
Citigroup, Inc. ..............   3,550      104,512    1.03
JPMorgan Chase & Co. .........   2,416      105,458    1.04
Other Securities(1)...........               69,127    0.68
                                        -----------  ------
                                            411,624    4.06
                                        -----------  ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. ...................   4,388      182,365    1.80
Verizon Communications,
  Inc. .......................   2,070       90,438    0.89
Other Securities(1)...........               27,080    0.27
                                        -----------  ------
                                            299,883    2.96
                                        -----------  ------
ELECTRIC UTILITIES
Exelon Corp. .................     481       39,269    0.39
Other Securities(1)...........              164,148    1.62
                                        -----------  ------
                                            203,417    2.01
                                        -----------  ------
ELECTRICAL EQUIPMENT
Other Securities(1)...........               66,069    0.65
                                        -----------  ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1)...........               45,123    0.45
                                        -----------  ------
ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. ...........     851       83,713    0.83
Other Securities(1)...........              183,157    1.80
                                        -----------  ------
                                            266,870    2.63
                                        -----------  ------
FOOD & STAPLES RETAILING
CVS Caremark Corp. ...........   1,070       42,532    0.42
Wal-Mart Stores, Inc. ........   1,818       86,410    0.85
Other Securities(1)...........               95,267    0.94
                                        -----------  ------
                                            224,209    2.21
                                        -----------  ------
FOOD PRODUCTS
Other Securities(1)...........              149,194    1.47
                                        -----------  ------
GAS UTILITIES
Other Securities(1)...........               14,186    0.14
                                        -----------  ------
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic, Inc. ..............     823       41,372    0.41
Other Securities(1)...........              141,943    1.40
                                        -----------  ------
                                            183,315    1.81
                                        -----------  ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION            SHARES     VALUE     ASSETS
--------------------            ------     -----     ------
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group, Inc. .....     927  $    53,951    0.53%
Other Securities(1)...........              183,019    1.81
                                        -----------  ------
                                            236,970    2.34
                                        -----------  ------
HEALTH CARE TECHNOLOGY
Other Securities(1)...........                5,950    0.06
                                        -----------  ------
HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. .............     859       50,604    0.50
Other Securities(1)...........              111,850    1.10
                                        -----------  ------
                                            162,454    1.60
                                        -----------  ------
HOUSEHOLD DURABLES
Other Securities(1)...........               54,567    0.54
                                        -----------  ------
HOUSEHOLD PRODUCTS
Procter & Gamble Co. .........   2,229      163,653    1.61
Other Securities(1)...........               61,488    0.61
                                        -----------  ------
                                            225,141    2.22
                                        -----------  ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)...........               39,962    0.39
                                        -----------  ------
INDUSTRIAL CONGLOMERATES
3M Co. .......................     478       40,305    0.40
General Electric Co. .........   7,275      269,684    2.66
Other Securities(1)...........               36,751    0.36
                                        -----------  ------
                                            346,740    3.42
                                        -----------  ------
INSURANCE
American International Group,
  Inc. .......................   1,609       93,805    0.93
Berkshire Hathaway, Inc.
  (Class A) (b)...............       1      141,600    1.40
Other Securities(1)...........              321,883    3.17
                                        -----------  ------
                                            557,288    5.50
                                        -----------  ------
INTERNET & CATALOG RETAIL
Other Securities(1)...........               37,668    0.37
                                        -----------  ------
INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A) (b)....     162      112,020    1.11
Other Securities(1)...........               59,132    0.58
                                        -----------  ------
                                            171,152    1.69
                                        -----------  ------
IT SERVICES
Other Securities(1)...........              117,579    1.16
                                        -----------  ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)...........               12,357    0.12
                                        -----------  ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1)...........               44,379    0.44
                                        -----------  ------
MACHINERY
Other Securities(1)...........              200,009    1.97
                                        -----------  ------
MEDIA
Comcast Corp. (Class A) (b)...   2,088       38,127    0.38
The Walt Disney Co. ..........   1,278       41,254    0.41
Time Warner, Inc. ............   2,687       44,362    0.44
Other Securities(1)...........              180,164    1.77
                                        -----------  ------
                                            303,907    3.00
                                        -----------  ------
METALS & MINING
Other Securities(1)...........               99,367    0.98
                                        -----------  ------
MULTI-UTILITIES
Other Securities(1)...........              119,754    1.18
                                        -----------  ------
MULTILINE RETAIL
Other Securities(1)...........               66,547    0.66
                                        -----------  ------
OFFICE ELECTRONICS
Other Securities(1)...........               10,896    0.11
                                        -----------  ------
OIL, GAS & CONSUMABLE FUELS
Chevron Corp. ................   1,522      142,048    1.40
ConocoPhillips................   1,064       93,951    0.93
Exxon Mobil Corp. ............   3,934      368,576    3.63
Occidental Petroleum Corp. ...     602       46,348    0.46
Other Securities(1)...........              360,010    3.55
                                        -----------  ------
                                          1,010,933    9.97
                                        -----------  ------
PAPER & FOREST PRODUCTS
Other Securities(1)...........               28,258    0.28
                                        -----------  ------
PERSONAL PRODUCTS
Other Securities(1)...........               15,303    0.15
                                        -----------  ------
PHARMACEUTICALS
Abbott Laboratories...........   1,108       62,214    0.61
Johnson & Johnson.............   2,058      137,269    1.35
Merck & Co., Inc. ............   1,554       90,303    0.89
Pfizer, Inc. .................   4,911      111,627    1.10
Wyeth.........................     964       42,599    0.42
Other Securities(1)...........              141,432    1.40
                                        -----------  ------
                                            585,444    5.77
                                        -----------  ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1)...........              141,611    1.40
                                        -----------  ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)...........                8,256    0.08
                                        -----------  ------
ROAD & RAIL
Other Securities(1)...........               72,760    0.72
                                        -----------  ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. ..................   4,154      110,746    1.09
Other Securities(1)...........              152,839    1.51
                                        -----------  ------
                                            263,585    2.60
                                        -----------  ------
SOFTWARE
Microsoft Corp. ..............   6,001      213,636    2.11
Oracle Corp. (b)..............   2,827       63,834    0.63
Other Securities(1)...........              107,973    1.06
                                        -----------  ------
                                            385,443    3.80
                                        -----------  ------
SPECIALTY RETAIL
Other Securities(1)...........              163,363    1.61
                                        -----------  ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)...........               34,682    0.34
                                        -----------  ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1)...........               71,178    0.70
                                        -----------  ------
TOBACCO
Altria Group, Inc. ...........   1,499      113,294    1.12
Other Securities(1)...........               20,451    0.20
                                        -----------  ------
                                            133,745    1.32
                                        -----------  ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)...........                7,738    0.08
                                        -----------  ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION            SHARES     VALUE     ASSETS
--------------------            ------     -----     ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)...........          $    63,210    0.62%
                                        -----------  ------
TOTAL COMMON STOCKS --
  (Cost $10,036,027)..........           10,116,569   99.77
                                        -----------  ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $71,763)..............  71,763       71,763    0.71
                                        -----------  ------
TOTAL INVESTMENTS
  (Cost $10,107,790)..........           10,188,332  100.48
OTHER ASSETS AND LIABILITIES..              (48,371)  (0.48)
                                        -----------  ------
NET ASSETS....................          $10,139,961  100.00
                                        ===========  ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2007.
(a)    Affiliated issuer. (Note 3)
(b)    Non-income producing security.



See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                                      % OF
                                                       NET
SECURITY DESCRIPTION           SHARES      VALUE     ASSETS
--------------------           ------      -----     ------
COMMON STOCKS
AEROSPACE & DEFENSE
United Technologies Corp. ..   40,138  $  3,072,163    0.95%
Other Securities(1).........              6,226,144    1.93
                                       ------------  ------
                                          9,298,307    2.88
                                       ------------  ------
AIR FREIGHT & LOGISTICS
United Parcel Service, Inc.
  (Class B).................   29,883     2,113,326    0.65
Other Securities(1).........              1,930,365    0.60
                                       ------------  ------
                                          4,043,691    1.25
                                       ------------  ------
AIRLINES
Other Securities(1).........              1,049,321    0.33
                                       ------------  ------
AUTO COMPONENTS
Other Securities(1).........                499,987    0.15
                                       ------------  ------
AUTOMOBILES
Other Securities(1).........                495,453    0.15
                                       ------------  ------
BEVERAGES
Anheuser-Busch Cos., Inc. ..   32,165     1,683,516    0.52
PepsiCo, Inc. ..............   70,682     5,364,764    1.66
Other Securities(1).........                825,261    0.26
                                       ------------  ------
                                          7,873,541    2.44
                                       ------------  ------
BIOTECHNOLOGY
Amgen, Inc. (a).............   47,463     2,204,182    0.68
Gilead Sciences, Inc. (a)...   40,740     1,874,448    0.58
Other Securities(1).........              4,509,190    1.40
                                       ------------  ------
                                          8,587,820    2.66
                                       ------------  ------
BUILDING PRODUCTS
Other Securities(1).........                359,106    0.11
                                       ------------  ------
CAPITAL MARKETS
State Street Corp. (b)......   16,981     1,378,857    0.43
Other Securities(1).........              4,714,359    1.46
                                       ------------  ------
                                          6,093,216    1.89
                                       ------------  ------
CHEMICALS
Monsanto Co. ...............   23,753     2,652,973    0.82
Other Securities(1).........              2,869,532    0.89
                                       ------------  ------
                                          5,522,505    1.71
                                       ------------  ------
COMMERCIAL BANKS
Other Securities(1).........                324,457    0.10
                                       ------------  ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1).........              2,425,906    0.75
                                       ------------  ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a).....  266,128     7,204,085    2.23
Corning, Inc. ..............   68,619     1,646,170    0.51
Motorola, Inc. .............  101,519     1,628,365    0.50
QUALCOMM, Inc. .............   71,688     2,820,923    0.87
Other Securities(1).........              1,265,130    0.40
                                       ------------  ------
                                         14,564,673    4.51
                                       ------------  ------
COMPUTERS & PERIPHERALS
Apple, Inc. (a).............   38,303     7,587,058    2.35
Dell, Inc. (a)..............   86,343     2,116,267    0.66
EMC Corp. (a)...............   92,057     1,705,816    0.53
Hewlett-Packard Co. ........  112,881     5,698,233    1.76
Other Securities(1).........              1,242,501    0.38
                                       ------------  ------
                                         18,349,875    5.68
                                       ------------  ------
CONSTRUCTION & ENGINEERING
Other Securities(1).........              1,818,335    0.56
                                       ------------  ------
CONSTRUCTION MATERIALS
Other Securities(1).........                241,067    0.07
                                       ------------  ------
CONSUMER FINANCE
American Express Co. .......   45,385     2,360,927    0.73
Other Securities(1).........                401,402    0.13
                                       ------------  ------
                                          2,762,329    0.86
                                       ------------  ------
CONTAINERS & PACKAGING
Other Securities(1).........                686,363    0.21
                                       ------------  ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1).........                918,827    0.28
                                       ------------  ------
DIVERSIFIED FINANCIAL SERVICES
CME Group, Inc. ............    2,330     1,598,380    0.49
Other Securities(1).........              2,334,907    0.73
                                       ------------  ------
                                          3,933,287    1.22
                                       ------------  ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1).........                466,079    0.14
                                       ------------  ------
ELECTRIC UTILITIES
Other Securities(1).........                453,603    0.14
                                       ------------  ------
ELECTRICAL EQUIPMENT
Other Securities(1).........              1,058,380    0.33
                                       ------------  ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1).........              2,267,584    0.70
                                       ------------  ------
ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. .........   52,162     5,131,176    1.59
Transocean, Inc. ...........   13,565     1,941,830    0.60
Other Securities(1).........              9,146,156    2.83
                                       ------------  ------
                                         16,219,162    5.02
                                       ------------  ------
FOOD & STAPLES RETAILING
CVS Caremark Corp. .........   64,721     2,572,660    0.80
Wal-Mart Stores, Inc. ......  110,024     5,229,441    1.62
Walgreen Co. ...............   43,480     1,655,718    0.51
Other Securities(1).........              2,410,569    0.75
                                       ------------  ------
                                         11,868,388    3.68
                                       ------------  ------
FOOD PRODUCTS
Other Securities(1).........              2,808,738    0.87
                                       ------------  ------
GAS UTILITIES
Other Securities(1).........                865,286    0.27
                                       ------------  ------
HEALTH CARE EQUIPMENT & SUPPLIES
Baxter International,
  Inc. .....................   27,837     1,615,938    0.50
Medtronic, Inc. ............   49,753     2,501,083    0.77
Other Securities(1).........              6,945,801    2.16
                                       ------------  ------
                                         11,062,822    3.43
                                       ------------  ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION           SHARES      VALUE     ASSETS
--------------------           ------      -----     ------
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group, Inc. ...   56,648  $  3,296,914    1.02%
WellPoint, Inc. (a).........   25,014     2,194,478    0.68
Other Securities(1).........              8,013,717    2.48
                                       ------------  ------
                                         13,505,109    4.18
                                       ------------  ------
HEALTH CARE TECHNOLOGY
Other Securities(1).........                343,664    0.11
                                       ------------  ------
HOTELS, RESTAURANTS & LEISURE
Other Securities(1).........              5,764,985    1.79
                                       ------------  ------
HOUSEHOLD DURABLES
Other Securities(1).........              1,213,765    0.38
                                       ------------  ------
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co. ......   22,591     1,761,195    0.55
Procter & Gamble Co. .......  136,441    10,017,498    3.10
Other Securities(1).........                668,052    0.21
                                       ------------  ------
                                         12,446,745    3.86
                                       ------------  ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).........              2,469,339    0.77
                                       ------------  ------
INDUSTRIAL CONGLOMERATES
3M Co. .....................   28,813     2,429,512    0.75
Other Securities(1).........                579,970    0.18
                                       ------------  ------
                                          3,009,482    0.93
                                       ------------  ------
INSURANCE
Berkshire Hathaway, Inc.
  (Class A) (a).............       45     6,372,000    1.97
Prudential Financial,
  Inc. .....................   19,925     1,853,822    0.57
Other Securities(1).........              2,889,831    0.90
                                       ------------  ------
                                         11,115,653    3.44
                                       ------------  ------
INTERNET & CATALOG RETAIL
Other Securities(1).........              2,261,452    0.70
                                       ------------  ------
INTERNET SOFTWARE & SERVICES
eBay, Inc. (a)..............   51,370     1,704,970    0.53
Google, Inc. (Class A) (a)..    9,931     6,867,088    2.13
Other Securities(1).........              1,900,741    0.58
                                       ------------  ------
                                         10,472,799    3.24
                                       ------------  ------
IT SERVICES
Other Securities(1).........              6,433,929    1.99
                                       ------------  ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1).........              2,640,027    0.82
                                       ------------  ------
MACHINERY
Caterpillar, Inc. ..........   28,287     2,052,505    0.64
Other Securities(1).........              5,593,729    1.73
                                       ------------  ------
                                          7,646,234    2.37
                                       ------------  ------
MEDIA
Comcast Corp. (Class A)
  (a).......................  127,843     2,334,413    0.72
News Corp. (Class A)........  101,389     2,077,461    0.64
The Walt Disney Co. ........   78,137     2,522,262    0.78
Time Warner, Inc. ..........  163,638     2,701,663    0.84
Other Securities(1).........              7,425,694    2.31
                                       ------------  ------
                                         17,061,493    5.29
                                       ------------  ------
METALS & MINING
Freeport-McMoRan Copper &
  Gold, Inc. ...............   16,679     1,708,597    0.53
Other Securities(1).........              2,068,175    0.64
                                       ------------  ------
                                          3,776,772    1.17
                                       ------------  ------
MULTI-UTILITIES
Other Securities(1).........              1,078,380    0.33
                                       ------------  ------
MULTILINE RETAIL
Target Corp. ...............   32,974     1,648,700    0.51
Other Securities(1).........              2,001,474    0.62
                                       ------------  ------
                                          3,650,174    1.13
                                       ------------  ------
OFFICE ELECTRONICS
Other Securities(1).........                656,084    0.20
                                       ------------  ------
OIL, GAS & CONSUMABLE FUELS
Apache Corp. ...............   14,322     1,540,188    0.48
Devon Energy Corp. .........   18,284     1,625,630    0.50
Valero Energy Corp. ........   23,943     1,676,728    0.52
Other Securities(1).........             11,226,367    3.48
                                       ------------  ------
                                         16,068,913    4.98
                                       ------------  ------
PAPER & FOREST PRODUCTS
Other Securities(1).........                152,985    0.05
                                       ------------  ------
PERSONAL PRODUCTS
Other Securities(1).........                936,386    0.29
                                       ------------  ------
PHARMACEUTICALS
Schering-Plough Corp. ......   71,051     1,892,799    0.59
Other Securities(1).........              2,146,736    0.66
                                       ------------  ------
                                          4,039,535    1.25
                                       ------------  ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1).........              2,165,715    0.67
                                       ------------  ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).........                358,317    0.11
                                       ------------  ------
ROAD & RAIL
Other Securities(1).........              1,060,470    0.33
                                       ------------  ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. ................  254,652     6,789,022    2.10
Texas Instruments, Inc. ....   61,324     2,048,222    0.63
Other Securities(1).........              7,226,833    2.25
                                       ------------  ------
                                         16,064,077    4.98
                                       ------------  ------
SOFTWARE
Microsoft Corp. ............  364,546    12,977,838    4.02
Oracle Corp. (a)............  171,917     3,881,886    1.20
Other Securities(1).........              6,497,701    2.02
                                       ------------  ------
                                         23,357,425    7.24
                                       ------------  ------
SPECIALTY RETAIL
The Home Depot, Inc. .......   73,371     1,976,615    0.61
Other Securities(1).........              7,279,936    2.26
                                       ------------  ------
                                          9,256,551    2.87
                                       ------------  ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION           SHARES      VALUE     ASSETS
--------------------           ------      -----     ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).........           $  1,871,413    0.58%
                                       ------------  ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1).........                545,528    0.17
                                       ------------  ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).........                243,894    0.08
                                       ------------  ------
WIRELESS TELECOMMUNICATION SERVICES
Sprint Nextel Corp. ........  124,713     1,637,482    0.51
Other Securities(1).........              2,258,919    0.70
                                       ------------  ------
                                          3,896,401    1.21
                                       ------------  ------
TOTAL COMMON STOCKS --
  (Cost $294,037,161).......            322,481,804   99.90
                                       ------------  ------
SHORT TERM INVESTMENTS MONEY
MARKET FUND
STIC Prime Portfolio
  (Cost $823,116)...........  823,116       823,116    0.26
                                       ------------  ------

TOTAL INVESTMENTS
  (Cost $294,860,277).......            323,304,920  100.16
OTHER ASSETS AND
  LIABILITIES...............               (510,338)  (0.16)
                                       ------------  ------
NET ASSETS..................           $322,794,582  100.00
                                       ============  ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2007.
(a)    Non-income producing security.
(b)    Affiliated issuer. (Note 3)



See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                                        % OF
                                                         NET
SECURITY DESCRIPTION            SHARES       VALUE     ASSETS
--------------------            ------       -----     ------
COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co. .................     13,261  $  1,159,807    0.91%
Honeywell International,
  Inc. .....................     13,070       804,720    0.63
Other Securities(1).........                  645,811    0.50
                                         ------------  ------
                                            2,610,338    2.04
                                         ------------  ------
AUTO COMPONENTS
Other Securities(1).........                  454,194    0.35
                                         ------------  ------
AUTOMOBILES
Other Securities(1).........                  496,826    0.39
                                         ------------  ------
BEVERAGES
The Coca-Cola Co. ..........     40,608     2,492,113    1.95
Other Securities(1).........                  283,740    0.22
                                         ------------  ------
                                            2,775,853    2.17
                                         ------------  ------
BUILDING PRODUCTS
Other Securities(1).........                  207,963    0.16
                                         ------------  ------
CAPITAL MARKETS
Lehman Brothers Holdings,
  Inc. .....................     10,136       663,300    0.52
Merrill Lynch & Co., Inc. ..     15,410       827,209    0.65
Morgan Stanley..............     18,398       977,118    0.76
The Bank of New York Mellon
  Corp. ....................     21,725     1,059,311    0.83
The Goldman Sachs Group,
  Inc. .....................      6,917     1,487,501    1.16
Other Securities(1).........                1,004,918    0.78
                                         ------------  ------
                                            6,019,357    4.70
                                         ------------  ------
CHEMICALS
E. I. du Pont de Nemours &
  Co. ......................     17,117       754,688    0.59
The Dow Chemical Co. .......     17,969       708,338    0.55
Other Securities(1).........                1,050,313    0.82
                                         ------------  ------
                                            2,513,339    1.96
                                         ------------  ------
COMMERCIAL BANKS
U.S. Bancorp................     32,934     1,045,325    0.82
Wachovia Corp. .............     37,836     1,438,903    1.12
Wells Fargo & Co. ..........     60,978     1,840,926    1.44
Other Securities(1).........                3,195,972    2.50
                                         ------------  ------
                                            7,521,126    5.88
                                         ------------  ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1).........                  517,146    0.40
                                         ------------  ------
COMMUNICATIONS EQUIPMENT
Other Securities(1).........                   49,109    0.04
                                         ------------  ------
COMPUTERS & PERIPHERALS
International Business
  Machines Corp. ...........     26,096     2,820,978    2.20
Other Securities(1).........                  725,485    0.57
                                         ------------  ------
                                            3,546,463    2.77
                                         ------------  ------
CONSTRUCTION MATERIALS
Other Securities(1).........                  147,107    0.11
                                         ------------  ------
CONSUMER FINANCE
Other Securities(1).........                  509,810    0.40
                                         ------------  ------
CONTAINERS & PACKAGING
Other Securities(1).........                  291,533    0.23
                                         ------------  ------
DISTRIBUTORS
Other Securities(1).........                  147,465    0.12
                                         ------------  ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. ......     85,824     3,541,098    2.77
Citigroup, Inc. ............     94,895     2,793,709    2.18
JPMorgan Chase & Co. .......     64,595     2,819,572    2.20
Other Securities(1).........                  108,543    0.09
                                         ------------  ------
                                            9,262,922    7.24
                                         ------------  ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. .................    116,592     4,845,563    3.79
Verizon Communications,
  Inc. .....................     55,445     2,422,392    1.89
Other Securities(1).........                  512,579    0.40
                                         ------------  ------
                                            7,780,534    6.08
                                         ------------  ------
ELECTRIC UTILITIES
Exelon Corp. ...............     12,606     1,029,154    0.80
The Southern Co. ...........     14,444       559,705    0.44
Other Securities(1).........                3,605,886    2.82
                                         ------------  ------
                                            5,194,745    4.06
                                         ------------  ------
ELECTRICAL EQUIPMENT
Emerson Electric Co. .......     15,133       857,436    0.67
Other Securities(1).........                  432,884    0.34
                                         ------------  ------
                                            1,290,320    1.01
                                         ------------  ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1).........                  220,506    0.17
                                         ------------  ------
FOOD & STAPLES RETAILING
Other Securities(1).........                  761,769    0.60
                                         ------------  ------
FOOD PRODUCTS
Kraft Foods, Inc. ..........     29,497       962,487    0.75
Other Securities(1).........                1,785,730    1.40
                                         ------------  ------
                                            2,748,217    2.15
                                         ------------  ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1).........                   60,913    0.05
                                         ------------  ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1).........                  462,509    0.36
                                         ------------  ------
HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. ...........     23,005     1,355,225    1.06
Other Securities(1).........                  467,381    0.36
                                         ------------  ------
                                            1,822,606    1.42
                                         ------------  ------
HOUSEHOLD DURABLES
Other Securities(1).........                  942,826    0.74
                                         ------------  ------
HOUSEHOLD PRODUCTS
Kimberly-Clark Corp. .......      8,138       564,289    0.44
                                         ------------  ------
INDUSTRIAL CONGLOMERATES
General Electric Co. .......    193,154     7,160,219    5.59
Other Securities(1).........                  712,643    0.56
                                         ------------  ------
                                            7,872,862    6.15
                                         ------------  ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        % OF
                                                         NET
SECURITY DESCRIPTION            SHARES       VALUE     ASSETS
--------------------            ------       -----     ------
INSURANCE
American International
  Group, Inc. ..............     42,484  $  2,476,817    1.94%
Hartford Financial Services
  Group, Inc. ..............      6,009       523,925    0.41
MetLife, Inc. ..............      8,585       529,008    0.41
The Allstate Corp. .........     10,902       569,411    0.45
The Travelers Cos., Inc. ...     12,321       662,870    0.52
Other Securities(1).........                4,236,503    3.30
                                         ------------  ------
                                            8,998,534    7.03
                                         ------------  ------
IT SERVICES
Other Securities(1).........                  411,927    0.32
                                         ------------  ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).........                  316,987    0.25
                                         ------------  ------
MACHINERY
Deere & Co. ................      8,390       781,277    0.61
Other Securities(1).........                1,204,382    0.94
                                         ------------  ------
                                            1,985,659    1.55
                                         ------------  ------
MEDIA
Other Securities(1).........                  654,795    0.51
                                         ------------  ------
METALS & MINING
Alcoa, Inc. ................     16,113       588,930    0.46
Other Securities(1).........                  427,562    0.33
                                         ------------  ------
                                            1,016,492    0.79
                                         ------------  ------
MULTI-UTILITIES
Dominion Resources, Inc. ...     10,958       519,957    0.41
Other Securities(1).........                2,195,656    1.71
                                         ------------  ------
                                            2,715,613    2.12
                                         ------------  ------
MULTILINE RETAIL
Other Securities(1).........                  150,728    0.12
                                         ------------  ------
OIL, GAS & CONSUMABLE FUELS
Chevron Corp. ..............     40,768     3,804,877    2.97
ConocoPhillips..............     28,275     2,496,682    1.95
Exxon Mobil Corp. ..........    104,441     9,785,077    7.65
Hess Corp. .................      5,499       554,629    0.43
Marathon Oil Corp. .........     13,531       823,497    0.64
Occidental Petroleum
  Corp. ....................     15,927     1,226,220    0.96
Other Securities(1).........                1,152,912    0.91
                                         ------------  ------
                                           19,843,894   15.51
                                         ------------  ------
PAPER & FOREST PRODUCTS
Other Securities(1).........                  679,061    0.53
                                         ------------  ------
PHARMACEUTICALS
Abbott Laboratories.........     29,343     1,647,609    1.29
Bristol-Myers Squibb Co. ...     37,547       995,746    0.78
Eli Lilly & Co. ............     18,399       982,323    0.77
Johnson & Johnson...........     54,745     3,651,492    2.85
Merck & Co., Inc. ..........     41,494     2,411,216    1.88
Pfizer, Inc. ...............    130,639     2,969,425    2.32
Wyeth.......................     25,427     1,123,619    0.88
Other Securities(1).........                   45,169    0.04
                                         ------------  ------
                                           13,826,599   10.81
                                         ------------  ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1).........                2,873,384    2.25
                                         ------------  ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).........                   87,387    0.07
                                         ------------  ------
ROAD & RAIL
Union Pacific Corp. ........      4,988       626,593    0.49
Other Securities(1).........                  840,718    0.66
                                         ------------  ------
                                            1,467,311    1.15
                                         ------------  ------
SOFTWARE
Other Securities(1).........                   88,282    0.07
                                         ------------  ------
SPECIALTY RETAIL
Other Securities(1).........                  278,484    0.22
                                         ------------  ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).........                  112,877    0.09
                                         ------------  ------
THRIFTS & MORTGAGE FINANCE
Fannie Mae..................     18,758       749,945    0.59
Other Securities(1).........                  946,839    0.74
                                         ------------  ------
                                            1,696,784    1.33
                                         ------------  ------
TOBACCO
Altria Group, Inc. .........     40,043     3,026,450    2.36
Other Securities(1).........                  556,538    0.44
                                         ------------  ------
                                            3,582,988    2.80
                                         ------------  ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).........                  107,912    0.08
                                         ------------  ------
TOTAL COMMON STOCKS --
  (Cost $122,474,805).......              127,688,345   99.79
                                         ------------  ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $1,174,577).........  1,174,577     1,174,577    0.92
                                         ------------  ------
TOTAL INVESTMENTS (Cost
  $123,649,382).............              128,862,922  100.71
OTHER ASSETS AND
  LIABILITIES...............                 (912,222)  (0.71)
                                         ------------  ------
NET ASSETS..................             $127,950,700  100.00
                                         ============  ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2007.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                                       % OF
                                                        NET
SECURITY DESCRIPTION            SHARES      VALUE     ASSETS
--------------------            ------      -----     ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities(1).........             $   175,071    0.78%
                                         -----------  ------
AIR FREIGHT & LOGISTICS
Other Securities(1).........                  24,539    0.11
                                         -----------  ------
AIRLINES
Other Securities(1).........                 262,675    1.17
                                         -----------  ------
AUTO COMPONENTS
BorgWarner, Inc. ...........      1,679       81,280    0.36
The Goodyear Tire & Rubber
  Co. (a)...................      3,047       85,986    0.38
Other Securities(1).........                  94,618    0.43
                                         -----------  ------
                                             261,884    1.17
                                         -----------  ------
AUTOMOBILES
Other Securities(1).........                  21,514    0.10
                                         -----------  ------
BEVERAGES
Other Securities(1).........                 143,843    0.64
                                         -----------  ------
BIOTECHNOLOGY
Other Securities(1).........                 258,293    1.15
                                         -----------  ------
BUILDING PRODUCTS
Other Securities(1).........                 100,454    0.45
                                         -----------  ------
CAPITAL MARKETS
Eaton Vance Corp. ..........      1,788       81,193    0.36
Janus Capital Group, Inc. ..      2,466       81,008    0.36
Other Securities(1).........                 392,786    1.75
                                         -----------  ------
                                             554,987    2.47
                                         -----------  ------
CHEMICALS
Celanese Corp. .............      2,189       92,639    0.41
CF Industries Holdings,
  Inc. .....................        718       79,023    0.35
Other Securities(1).........                 666,423    2.97
                                         -----------  ------
                                             838,085    3.73
                                         -----------  ------
COMMERCIAL BANKS
Other Securities(1).........                 482,215    2.15
                                         -----------  ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1).........                 674,633    3.01
                                         -----------  ------
COMMUNICATIONS EQUIPMENT
Other Securities(1).........                 293,145    1.31
                                         -----------  ------
COMPUTERS & PERIPHERALS
Western Digital Corp. (a)...      3,195       96,521    0.43
Other Securities(1).........                 117,533    0.52
                                         -----------  ------
                                             214,054    0.95
                                         -----------  ------
CONSTRUCTION & ENGINEERING
KBR, Inc. (a)...............      2,426       94,129    0.42
Other Securities(1).........                 241,067    1.07
                                         -----------  ------
                                             335,196    1.49
                                         -----------  ------
CONSTRUCTION MATERIALS
Martin Marietta Materials,
  Inc. .....................        605       80,223    0.36
Other Securities(1).........                      80    0.00(b)
                                         -----------  ------
                                              80,303    0.36
                                         -----------  ------
CONSUMER FINANCE
Other Securities(1).........                  20,594    0.09
                                         -----------  ------
CONTAINERS & PACKAGING
Owens-Illinois, Inc. (a)....      2,116      104,742    0.47
Other Securities(1).........                 460,039    2.05
                                         -----------  ------
                                             564,781    2.52
                                         -----------  ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1).........                 284,036    1.27
                                         -----------  ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1).........                  83,851    0.37
                                         -----------  ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1).........                 168,972    0.75
                                         -----------  ------
ELECTRIC UTILITIES
Pepco Holdings, Inc. .......      2,898       84,998    0.38
Other Securities(1).........                 269,272    1.20
                                         -----------  ------
                                             354,270    1.58
                                         -----------  ------
ELECTRICAL EQUIPMENT
Roper Industries, Inc. .....      1,277       79,864    0.35
Other Securities(1).........                 305,046    1.36
                                         -----------  ------
                                             384,910    1.71
                                         -----------  ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1).........                 544,989    2.43
                                         -----------  ------
ENERGY EQUIPMENT & SERVICES
Exterran Holdings, Inc.
  (a).......................        954       78,037    0.35
FMC Technologies, Inc. (a)..      1,880      106,596    0.48
Pride International, Inc.
  (a).......................      2,397       81,258    0.36
Other Securities(1).........                 488,519    2.17
                                         -----------  ------
                                             754,410    3.36
                                         -----------  ------
FOOD & STAPLES RETAILING
Other Securities(1).........                  22,418    0.10
                                         -----------  ------
FOOD PRODUCTS
Other Securities(1).........                 315,140    1.40
                                         -----------  ------
GAS UTILITIES
Other Securities(1).........                 332,793    1.48
                                         -----------  ------
HEALTH CARE EQUIPMENT & SUPPLIES
Dentsply International,
  Inc. .....................      2,058       92,651    0.41
Hologic, Inc. (a)...........      1,815      124,582    0.56
Varian Medical Systems,
  Inc. (a)..................      1,823       95,088    0.42
Other Securities(1).........                 483,754    2.16
                                         -----------  ------
                                             796,075    3.55
                                         -----------  ------
HEALTH CARE PROVIDERS & SERVICES
DaVita, Inc. (a)............      1,544       87,004    0.39
Henry Schein, Inc. (a)......      1,277       78,408    0.35
Other Securities(1).........                 406,987    1.81
                                         -----------  ------
                                             572,399    2.55
                                         -----------  ------
HEALTH CARE TECHNOLOGY
Other Securities(1).........                 152,166    0.68
                                         -----------  ------
HOTELS, RESTAURANTS & LEISURE
Other Securities(1).........                 463,862    2.07
                                         -----------  ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION            SHARES      VALUE     ASSETS
--------------------            ------      -----     ------
HOUSEHOLD DURABLES
Other Securities(1).........             $   432,346    1.93%
                                         -----------  ------
HOUSEHOLD PRODUCTS
Energizer Holdings,
  Inc. (a)..................        824       92,395    0.41
Other Securities(1).........                  51,313    0.23
                                         -----------  ------
                                             143,708    0.64
                                         -----------  ------
INDUSTRIAL CONGLOMERATES
Other Securities(1).........                  68,702    0.31
                                         -----------  ------
INSURANCE
Axis Capital Holdings,
  Ltd. .....................      2,025       78,914    0.35
Other Securities(1).........               1,047,175    4.67
                                         -----------  ------
                                           1,126,089    5.02
                                         -----------  ------
INTERNET & CATALOG RETAIL
Other Securities(1).........                  56,856    0.25
                                         -----------  ------
INTERNET SOFTWARE & SERVICES
Akamai Technologies,
  Inc. (a)..................      2,405       83,213    0.37
Other Securities(1).........                  50,691    0.23
                                         -----------  ------
                                             133,904    0.60
                                         -----------  ------
IT SERVICES
Iron Mountain, Inc. (a).....      2,636       97,585    0.43
Total System Services,
  Inc. .....................      2,848       79,744    0.36
Other Securities(1).........                 376,618    1.68
                                         -----------  ------
                                             553,947    2.47
                                         -----------  ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).........                  71,671    0.32
                                         -----------  ------
LIFE SCIENCES TOOLS & SERVICES
Applera Corp. -- Applied
  Biosystems Group..........      2,433       82,527    0.37
Covance, Inc. (a)...........        922       79,864    0.35
Other Securities(1).........                 448,117    2.00
                                         -----------  ------
                                             610,508    2.72
                                         -----------  ------
MACHINERY
AGCO Corp. (a)..............      1,324       90,006    0.40
Flowserve Corp. ............        825       79,365    0.35
Joy Global, Inc. ...........      1,564      102,942    0.46
SPX Corp. ..................        758       77,960    0.35
The Manitowoc Co., Inc. ....      1,903       92,924    0.41
Other Securities(1).........                 610,216    2.72
                                         -----------  ------
                                           1,053,413    4.69
                                         -----------  ------
MEDIA
Other Securities(1).........                 488,643    2.18
                                         -----------  ------
METALS & MINING
Steel Dynamics, Inc. .......      1,391       82,862    0.37
Other Securities(1).........                 322,808    1.44
                                         -----------  ------
                                             405,670    1.81
                                         -----------  ------
MULTI-UTILITIES
Wisconsin Energy Corp. .....      1,693       82,466    0.37
Other Securities(1).........                 714,094    3.18
                                         -----------  ------
                                             796,560    3.55
                                         -----------  ------
MULTILINE RETAIL
Other Securities(1).........                 133,280    0.59
                                         -----------  ------
OFFICE ELECTRONICS
Other Securities(1).........                  34,006    0.15
                                         -----------  ------
OIL, GAS & CONSUMABLE FUELS
Arch Coal, Inc. ............      2,072       93,095    0.41
Denbury Resources,
  Inc. (a)..................      3,497      104,036    0.46
Pioneer Natural Resources
  Co. ......................      1,729       84,444    0.38
Plains Exploration &
  Production Co. (a)........      1,620       87,480    0.39
Range Resources Corp. ......      2,150      110,424    0.49
Other Securities(1).........                 751,928    3.36
                                         -----------  ------
                                           1,231,407    5.49
                                         -----------  ------
PAPER & FOREST PRODUCTS
MeadWestvaco Corp. .........      2,653       83,039    0.37
Other Securities(1).........                  51,538    0.23
                                         -----------  ------
                                             134,577    0.60
                                         -----------  ------
PERSONAL PRODUCTS
Other Securities(1).........                  54,543    0.24
                                         -----------  ------
PHARMACEUTICALS
Other Securities(1).........                 257,016    1.15
                                         -----------  ------
REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp. .........      1,431       82,368    0.37
Annaly Capital Management,
  Inc. .....................      5,842      106,208    0.47
Ventas, Inc. ...............      1,930       87,333    0.39
Other Securities(1).........                 918,071    4.09
                                         -----------  ------
                                           1,193,980    5.32
                                         -----------  ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).........                  76,173    0.34
                                         -----------  ------
ROAD & RAIL
Other Securities(1).........                 143,848    0.64
                                         -----------  ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cypress Semiconductor
  Corp. (a).................      2,209       79,590    0.35
Other Securities(1).........                 344,380    1.54
                                         -----------  ------
                                             423,970    1.89
                                         -----------  ------
SOFTWARE
Activision, Inc. (a)........      4,218      125,275    0.56
BEA Systems, Inc. (a).......      5,764       90,956    0.41
McAfee, Inc. (a)............      2,304       86,400    0.38
NAVTEQ Corp. (a)............      1,414      106,898    0.48
Salesforce.com, Inc. (a)....      1,429       89,584    0.40
Other Securities(1).........                 443,823    1.97
                                         -----------  ------
                                             942,936    4.20
                                         -----------  ------
SPECIALTY RETAIL
Other Securities(1).........                 684,653    3.05
                                         -----------  ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).........                 157,747    0.70
                                         -----------  ------
THRIFTS & MORTGAGE FINANCE
New York Community
  Bancorp, Inc. ............      4,682       82,310    0.37
Other Securities(1).........                 168,893    0.75
                                         -----------  ------
                                             251,203    1.12
                                         -----------  ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).........                  70,686    0.31
                                         -----------  ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION            SHARES      VALUE     ASSETS
--------------------            ------      -----     ------
WATER UTILITIES
Other Securities(1).........             $    40,344    0.18%
                                         -----------  ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1).........                  98,396    0.44
                                         -----------  ------
TOTAL COMMON STOCKS --
  (Cost $21,098,741)........              22,407,339   99.85
                                         -----------  ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $1,210,492).........  1,210,492    1,210,492    5.40
                                         -----------  ------
TOTAL INVESTMENTS
  (Cost $22,309,233)........              23,617,831  105.25
OTHER ASSETS AND
  LIABILITIES...............              (1,177,440)  (5.25)
                                         -----------  ------
NET ASSETS..................             $22,440,391  100.00
                                         ===========  ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2007.
(a)    Non-income producing security.
(b)    Amount shown represents less than 0.05% of net assets.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                                      % OF
                                                       NET
SECURITY DESCRIPTION            SHARES     VALUE     ASSETS
--------------------            ------     -----     ------
COMMON STOCKS
AEROSPACE & DEFENSE
BE Aerospace, Inc. (a).......    4,633  $   245,086    0.53%
Other Securities(1)..........               364,154    0.79
                                        -----------  ------
                                            609,240    1.32
                                        -----------  ------
AIR FREIGHT & LOGISTICS
Other Securities(1)..........                87,534    0.19
                                        -----------  ------
AIRLINES
Other Securities(1)..........               910,838    1.97
                                        -----------  ------
AUTO COMPONENTS
BorgWarner, Inc. ............    5,842      282,811    0.61
The Goodyear Tire & Rubber
  Co. (a)....................   10,601      299,160    0.65
Other Securities(1)..........               127,891    0.28
                                        -----------  ------
                                            709,862    1.54
                                        -----------  ------
AUTOMOBILES
Other Securities(1)..........                74,044    0.16
                                        -----------  ------
BEVERAGES
Other Securities(1)..........               391,329    0.85
                                        -----------  ------
BIOTECHNOLOGY
Cephalon, Inc. (a)...........    3,365      241,472    0.52
Millennium Pharmaceuticals,
  Inc. (a)...................   16,110      241,328    0.52
Other Securities(1)..........               412,479    0.90
                                        -----------  ------
                                            895,279    1.94
                                        -----------  ------
CAPITAL MARKETS
Eaton Vance Corp. ...........    6,222      282,541    0.61
Other Securities(1)..........               569,052    1.23
                                        -----------  ------
                                            851,593    1.84
                                        -----------  ------
CHEMICALS
Celanese Corp. ..............    7,614      322,225    0.70
Other Securities(1)..........               349,306    0.75
                                        -----------  ------
                                            671,531    1.45
                                        -----------  ------
COMMERCIAL SERVICES & SUPPLIES
Dun & Bradstreet Corp. ......    2,918      258,622    0.56
Stericycle, Inc. (a).........    4,442      263,855    0.57
Other Securities(1)..........             1,698,748    3.67
                                        -----------  ------
                                          2,221,225    4.80
                                        -----------  ------
COMMUNICATIONS EQUIPMENT
Other Securities(1)..........               890,653    1.93
                                        -----------  ------
COMPUTERS & PERIPHERALS
Western Digital Corp. (a)....   11,113      335,724    0.73
Other Securities(1)..........               403,727    0.87
                                        -----------  ------
                                            739,451    1.60
                                        -----------  ------
CONSTRUCTION & ENGINEERING
KBR, Inc. (a)................    8,441      327,511    0.71
Other Securities(1)..........               330,897    0.71
                                        -----------  ------
                                            658,408    1.42
                                        -----------  ------
CONSTRUCTION MATERIALS
Martin Marietta Materials,
  Inc. ......................    2,104      278,990    0.60
                                        -----------  ------
CONSUMER FINANCE
Other Securities(1)..........                47,246    0.10
                                        -----------  ------
CONTAINERS & PACKAGING
Other Securities(1)..........               897,021    1.94
                                        -----------  ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1)..........               782,287    1.69
                                        -----------  ------
DIVERSIFIED FINANCIAL SERVICES
The Nasdaq Stock Market,
  Inc. (a)...................    5,370      265,761    0.57
                                        -----------  ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1)..........               146,818    0.32
                                        -----------  ------
ELECTRICAL EQUIPMENT
AMETEK, Inc. ................    5,336      249,938    0.54
Roper Industries, Inc. ......    4,445      277,991    0.60
Other Securities(1)..........               525,649    1.14
                                        -----------  ------
                                          1,053,578    2.28
                                        -----------  ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Arrow Electronics, Inc. (a)..    6,233      244,832    0.53
Other Securities(1)..........             1,092,399    2.36
                                        -----------  ------
                                          1,337,231    2.89
                                        -----------  ------
ENERGY EQUIPMENT & SERVICES
FMC Technologies, Inc. (a)...    6,540      370,818    0.80
Pride International, Inc.
  (a)........................    8,341      282,760    0.61
Other Securities(1)..........             1,536,295    3.33
                                        -----------  ------
                                          2,189,873    4.74
                                        -----------  ------
FOOD & STAPLES RETAILING
Other Securities(1)..........                77,752    0.17
                                        -----------  ------
FOOD PRODUCTS
Other Securities(1)..........               198,761    0.43
                                        -----------  ------
GAS UTILITIES
Other Securities(1)..........               218,612    0.47
                                        -----------  ------
HEALTH CARE EQUIPMENT & SUPPLIES
Dentsply International,
  Inc. ......................    7,161      322,388    0.70
Hologic, Inc. (a)............    6,265      430,029    0.93
Respironics, Inc. (a)........    3,672      240,442    0.52
Varian Medical Systems, Inc.
  (a)........................    6,343      330,851    0.71
Other Securities(1)..........             1,180,274    2.55
                                        -----------  ------
                                          2,503,984    5.41
                                        -----------  ------
HEALTH CARE PROVIDERS & SERVICES
DaVita, Inc. (a).............    5,372      302,712    0.65
Henry Schein, Inc. (a).......    4,443      272,800    0.59
Other Securities(1)..........             1,416,400    3.07
                                        -----------  ------
                                          1,991,912    4.31
                                        -----------  ------
HEALTH CARE TECHNOLOGY
Other Securities(1)..........               532,275    1.15
                                        -----------  ------
HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill, Inc.
  (a)........................    1,635      240,459    0.52
Other Securities(1)..........             1,294,829    2.80
                                        -----------  ------
                                          1,535,288    3.32
                                        -----------  ------
HOUSEHOLD DURABLES
Other Securities(1)..........               647,481    1.40
                                        -----------  ------
HOUSEHOLD PRODUCTS
Energizer Holdings, Inc.
  (a)........................    2,868      321,589    0.69
Other Securities(1)..........               178,755    0.39
                                        -----------  ------
                                            500,344    1.08
                                        -----------  ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION            SHARES     VALUE     ASSETS
--------------------            ------     -----     ------
INSURANCE
Axis Capital Holdings,
  Ltd. ......................    7,047  $   274,622    0.59%
WR Berkley Corp. ............    8,053      240,060    0.52
Other Securities(1)..........               575,337    1.25
                                        -----------  ------
                                          1,090,019    2.36
                                        -----------  ------
INTERNET & CATALOG RETAIL
Other Securities(1)..........               198,019    0.43
                                        -----------  ------
INTERNET SOFTWARE & SERVICES
Akamai Technologies, Inc.
  (a)........................    8,366      289,464    0.62
Other Securities(1)..........               173,696    0.38
                                        -----------  ------
                                            463,160    1.00
                                        -----------  ------
IT SERVICES
Iron Mountain, Inc. (a)......    9,170      339,473    0.73
Total System Services,
  Inc. ......................    9,832      275,296    0.59
Other Securities(1)..........             1,113,305    2.42
                                        -----------  ------
                                          1,728,074    3.74
                                        -----------  ------
LIFE SCIENCES TOOLS & SERVICES
Applera Corp. -- Applied
  Biosystems Group...........    8,467      287,201    0.62
Covance, Inc. (a)............    3,210      278,050    0.60
Other Securities(1)..........             1,401,086    3.03
                                        -----------  ------
                                          1,966,337    4.25
                                        -----------  ------
MACHINERY
Flowserve Corp. .............    2,872      276,286    0.60
Harsco Corp. ................    4,231      271,080    0.59
Joy Global, Inc. ............    5,441      358,127    0.77
The Manitowoc Co., Inc. .....    6,537      319,202    0.69
Other Securities(1)..........               636,896    1.38
                                        -----------  ------
                                          1,861,591    4.03
                                        -----------  ------
MEDIA
Other Securities(1)..........               969,539    2.10
                                        -----------  ------
METALS & MINING
AK Steel Holding Corp. (a)...    5,612      259,499    0.56
Other Securities(1)..........               116,406    0.25
                                        -----------  ------
                                            375,905    0.81
                                        -----------  ------
MULTILINE RETAIL
Other Securities(1)..........               251,983    0.55
                                        -----------  ------
OFFICE ELECTRONICS
Other Securities(1)..........               117,633    0.25
                                        -----------  ------
OIL, GAS & CONSUMABLE FUELS
Arch Coal, Inc. .............    7,208      323,855    0.70
Denbury Resources, Inc. (a)..   12,165      361,909    0.78
Pioneer Natural Resources
  Co. .......................    6,015      293,773    0.63
Plains Exploration &
  Production Co. (a).........    5,635      304,290    0.66
Range Resources Corp. .......    7,478      384,070    0.83
Other Securities(1)..........             1,436,679    3.11
                                        -----------  ------
                                          3,104,576    6.71
                                        -----------  ------
PAPER & FOREST PRODUCTS
Other Securities(1)..........               178,031    0.39
                                        -----------  ------
PERSONAL PRODUCTS
Other Securities(1)..........               188,093    0.41
                                        -----------  ------
PHARMACEUTICALS
Other Securities(1)..........               623,748    1.35
                                        -----------  ------
REAL ESTATE INVESTMENT TRUSTS
Ventas, Inc. ................    6,715      303,854    0.66
Other Securities(1)..........               401,014    0.86
                                        -----------  ------
                                            704,868    1.52
                                        -----------  ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)..........               265,449    0.57
                                        -----------  ------
ROAD & RAIL
Other Securities(1)..........               231,719    0.50
                                        -----------  ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cypress Semiconductor Corp.
  (a)........................    7,686      276,927    0.60
Other Securities(1)..........             1,193,524    2.58
                                        -----------  ------
                                          1,470,451    3.18
                                        -----------  ------
SOFTWARE
Activision, Inc. (a).........   14,559      432,402    0.94
BEA Systems, Inc. (a)........   19,897      313,975    0.68
McAfee, Inc. (a).............    8,017      300,637    0.65
NAVTEQ Corp. (a).............    4,918      371,801    0.80
Salesforce.com, Inc. (a).....    4,933      309,250    0.67
Other Securities(1)..........             1,062,740    2.29
                                        -----------  ------
                                          2,790,805    6.03
                                        -----------  ------
SPECIALTY RETAIL
Other Securities(1)..........             1,972,346    4.26
                                        -----------  ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)..........               310,690    0.67
                                        -----------  ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)..........                93,526    0.20
                                        -----------  ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)..........               329,532    0.71
                                        -----------  ------
TOTAL COMMON STOCKS --
  (Cost $46,619,280).........            46,202,295   99.90
                                        -----------  ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $883,540)............  883,540      883,540    1.91
                                        -----------  ------
TOTAL INVESTMENTS
  (Cost $47,502,820).........            47,085,835  101.81
OTHER ASSETS AND
  LIABILITIES................              (836,199)  (1.81)
                                        -----------  ------
NET ASSETS...................           $46,249,636  100.00
                                        ===========  ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2007.
(a)    Non-income producing security.



See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------      -----      ------
COMMON STOCKS
AUTO COMPONENTS
Other Securities(1).........           $    71,047     0.63%
                                       -----------   ------
BEVERAGES
Other Securities(1).........                38,851     0.34
                                       -----------   ------
BUILDING PRODUCTS
Other Securities(1).........               123,660     1.10
                                       -----------   ------
CAPITAL MARKETS
Federated Investors, Inc. ..   1,721        70,836     0.63
Janus Capital Group, Inc. ..   3,061       100,554     0.89
Other Securities(1).........               213,313     1.89
                                       -----------   ------
                                           384,703     3.41
                                       -----------   ------
CHEMICALS
CF Industries Holdings,
  Inc. .....................     887        97,623     0.87
Eastman Chemical Co. .......   1,455        88,886     0.79
FMC Corp. ..................   1,303        71,078     0.63
Lubrizol Corp. .............   1,231        66,671     0.59
Other Securities(1).........               473,468     4.20
                                       -----------   ------
                                           797,726     7.08
                                       -----------   ------
COMMERCIAL BANKS
Other Securities(1).........               589,964     5.23
                                       -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1).........                44,088     0.39
                                       -----------   ------
COMMUNICATIONS EQUIPMENT
Other Securities(1).........                47,252     0.42
                                       -----------   ------
CONSTRUCTION & ENGINEERING
The Shaw Group, Inc. (a)....   1,359        82,138     0.73
URS Corp. (a)...............   1,433        77,855     0.69
Other Securities(1).........                22,576     0.20
                                       -----------   ------
                                           182,569     1.62
                                       -----------   ------
CONSUMER FINANCE
Other Securities(1).........                 7,590     0.07
                                       -----------   ------
CONTAINERS & PACKAGING
Owens-Illinois, Inc. (a)....   2,625       129,938     1.15
Other Securities(1).........               249,281     2.21
                                       -----------   ------
                                           379,219     3.36
                                       -----------   ------
DIVERSIFIED CONSUMER SERVICES
Service Corp.
  International.............   5,127        72,034     0.64
                                       -----------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1).........                 9,523     0.08
                                       -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyTel, Inc. ...........   1,981        82,132     0.73
Citizens Communications
  Co. ......................   5,883        74,891     0.66
                                       -----------   ------
                                           157,023     1.39
                                       -----------   ------
ELECTRIC UTILITIES
Northeast Utilities.........   2,761        86,447     0.77
Pepco Holdings, Inc. .......   3,596       105,471     0.94
Pinnacle West Capital
  Corp. ....................   1,779        75,447     0.67
Sierra Pacific Resources....   3,963        67,292     0.60
Other Securities(1).........               105,546     0.93
                                       -----------   ------
                                           440,203     3.91
                                       -----------   ------
ELECTRICAL EQUIPMENT
Other Securities(1).........               101,941     0.90
                                       -----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Molex, Inc. ................   2,466        67,322     0.60
Other Securities(1).........               130,955     1.16
                                       -----------   ------
                                           198,277     1.76
                                       -----------   ------
ENERGY EQUIPMENT & SERVICES
Exterran Holdings, Inc.
  (a).......................   1,185        96,933     0.86
Other Securities(1).........                54,860     0.49
                                       -----------   ------
                                           151,793     1.35
                                       -----------   ------
FOOD PRODUCTS
McCormick & Co., Inc. ......   2,047        77,602     0.69
Other Securities(1).........               242,159     2.15
                                       -----------   ------
                                           319,761     2.84
                                       -----------   ------
GAS UTILITIES
Energen Corp. ..............   1,164        74,764     0.66
Other Securities(1).........               260,279     2.31
                                       -----------   ------
                                           335,043     2.97
                                       -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1).........                88,884     0.79
                                       -----------   ------
HOTELS, RESTAURANTS & LEISURE
Other Securities(1).........                24,914     0.22
                                       -----------   ------
HOUSEHOLD DURABLES
The Stanley Works...........   1,486        72,041     0.64
Other Securities(1).........               232,449     2.06
                                       -----------   ------
                                           304,490     2.70
                                       -----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1).........                84,895     0.75
                                       -----------   ------
INSURANCE
Markel Corp. (a)............     179        87,907     0.78
PartnerRe, Ltd. ............     998        82,365     0.73
RenaissanceRe Holdings,
  Ltd. .....................   1,184        71,324     0.63
White Mountains Insurance
  Group, Ltd. ..............     140        71,967     0.64
Other Securities(1).........               685,298     6.08
                                       -----------   ------
                                           998,861     8.86
                                       -----------   ------
IT SERVICES
Other Securities(1).........                68,117     0.60
                                       -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).........                87,956     0.78
                                       -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1).........                55,267     0.49
                                       -----------   ------
MACHINERY
AGCO Corp. (a)..............   1,644       111,759     0.99
Pall Corp. .................   2,197        88,583     0.79
SPX Corp. ..................     941        96,782     0.86
Other Securities(1).........               342,824     3.04
                                       -----------   ------
                                           639,948     5.68
                                       -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      % OF
                                                       NET
SECURITY DESCRIPTION          SHARES      VALUE      ASSETS
--------------------          ------      -----      ------
MEDIA
The Interpublic Group of
  Cos., Inc. (a)............   8,441   $    68,457     0.61%
Other Securities(1).........               188,461     1.67
                                       -----------   ------
                                           256,918     2.28
                                       -----------   ------
METALS & MINING
Cleveland-Cliffs, Inc. .....     736        74,189     0.66
Steel Dynamics, Inc. .......   1,733       103,235     0.91
Other Securities(1).........               193,314     1.72
                                       -----------   ------
                                           370,738     3.29
                                       -----------   ------
MULTI-UTILITIES
Alliant Energy Corp. .......   1,980        80,566     0.72
CenterPoint Energy, Inc. ...   5,084        87,089     0.77
CMS Energy Corp. ...........   4,038        70,181     0.62
Energy East Corp. ..........   2,823        76,814     0.68
Integrys Energy Group,
  Inc. .....................   1,362        70,402     0.62
MDU Resources Group, Inc. ..   3,005        82,968     0.74
NiSource, Inc. .............   4,924        93,014     0.83
SCANA Corp. ................   1,889        79,621     0.71
Wisconsin Energy Corp. .....   2,102       102,389     0.91
Other Securities(1).........               246,631     2.18
                                       -----------   ------
                                           989,675     8.78
                                       -----------   ------
MULTILINE RETAIL
Other Securities(1).........                76,134     0.68
                                       -----------   ------
OIL, GAS & CONSUMABLE FUELS
Forest Oil Corp. (a)........   1,398        71,074     0.63
Other Securities(1).........               345,896     3.07
                                       -----------   ------
                                           416,970     3.70
                                       -----------   ------
PAPER & FOREST PRODUCTS
MeadWestvaco Corp. .........   3,296       103,165     0.92
                                       -----------   ------
PHARMACEUTICALS
Other Securities(1).........                93,769     0.83
                                       -----------   ------
REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp. .........   1,776       102,227     0.91
Annaly Capital Management,
  Inc. .....................   7,216       131,187     1.16
Duke Realty Corp. ..........   2,613        68,147     0.61
Federal Realty Investment
  Trust.....................   1,013        83,218     0.74
Health Care REIT, Inc. .....   1,523        68,063     0.60
Regency Centers Corp. ......   1,245        80,290     0.71
Other Securities(1).........               698,869     6.20
                                       -----------   ------
                                         1,232,001    10.93
                                       -----------   ------
ROAD & RAIL
Other Securities(1).........                96,484     0.86
                                       -----------   ------
SOFTWARE
Cadence Design Systems, Inc.
  (a).......................   4,825        82,073     0.73
Other Securities(1).........                88,269     0.78
                                       -----------   ------
                                           170,342     1.51
                                       -----------   ------
SPECIALTY RETAIL
Other Securities(1).........               139,201     1.24
                                       -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).........                84,089     0.75
                                       -----------   ------
THRIFTS & MORTGAGE FINANCE
New York Community
Bancorp, Inc. ..............   5,810       102,140     0.91
Other Securities(1).........               210,044     1.86
                                       -----------   ------
                                           312,184     2.77
                                       -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).........                53,379     0.47
                                       -----------   ------
WATER UTILITIES
Other Securities(1).........                50,159     0.45
                                       -----------   ------
TOTAL COMMON STOCKS --
  (Cost $12,779,523)........            11,250,807    99.82
                                       -----------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $73,697)............  73,697        73,697     0.65
                                       -----------   ------
TOTAL INVESTMENTS
  (Cost $12,853,220)........            11,324,504   100.47
OTHER ASSETS AND
  LIABILITIES...............               (53,233)   (0.47)
                                       -----------   ------
NET ASSETS..................           $11,271,271   100.00
                                       ===========   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2007.
(a)    Non-income producing security.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                                     % OF
                                                      NET
SECURITY DESCRIPTION          SHARES      VALUE     ASSETS
--------------------          ------      -----     ------
COMMON STOCKS
AEROSPACE & DEFENSE
BE Aerospace, Inc. (a)......     465   $   24,598     0.27%
Other Securities(1).........              120,034     1.30
                                       ----------   ------
                                          144,632     1.57
                                       ----------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1).........               26,235     0.28
                                       ----------   ------
AIRLINES
Other Securities(1).........               44,918     0.49
                                       ----------   ------
AUTO COMPONENTS
Other Securities(1).........               61,209     0.66
                                       ----------   ------
AUTOMOBILES
Other Securities(1).........               13,703     0.15
                                       ----------   ------
BEVERAGES
Other Securities(1).........               23,841     0.26
                                       ----------   ------
BIOTECHNOLOGY
BioMarin Pharmaceuticals,
  Inc. (a)..................     478       16,921     0.18
Other Securities(1).........              225,541     2.45
                                       ----------   ------
                                          242,462     2.63
                                       ----------   ------
BUILDING PRODUCTS
Other Securities(1).........               52,486     0.57
                                       ----------   ------
CAPITAL MARKETS
Affiliated Managers Group,
  Inc. (a)..................     151       17,736     0.19
Other Securities(1).........              145,232     1.58
                                       ----------   ------
                                          162,968     1.77
                                       ----------   ------
CHEMICALS
Airgas, Inc. ...............     357       18,603     0.20
CF Industries Holdings,
  Inc. .....................     250       27,515     0.30
FMC Corp. ..................     366       19,965     0.22
Nalco Holding Co. ..........     728       17,603     0.19
Terra Industries, Inc. (a)..     448       21,396     0.23
Other Securities(1).........              187,405     2.04
                                       ----------   ------
                                          292,487     3.18
                                       ----------   ------
COMMERCIAL BANKS
Other Securities(1).........              412,767     4.48
                                       ----------   ------
COMMERCIAL SERVICES & SUPPLIES
Corrections Corp. of America
  (a).......................     617       18,208     0.20
Other Securities(1).........              321,370     3.49
                                       ----------   ------
                                          339,578     3.69
                                       ----------   ------
COMMUNICATIONS EQUIPMENT
Other Securities(1).........              212,203     2.30
                                       ----------   ------
COMPUTERS & PERIPHERALS
Other Securities(1).........               78,639     0.85
                                       ----------   ------
CONSTRUCTION & ENGINEERING
Quanta Services, Inc. (a)...     858       22,514     0.24
The Shaw Group, Inc. (a)....     383       23,149     0.25
URS Corp. (a)...............     400       21,732     0.24
Other Securities(1).........               31,088     0.34
                                       ----------   ------
                                           98,483     1.07
                                       ----------   ------
CONSTRUCTION MATERIALS
Other Securities(1).........               19,827     0.22
                                       ----------   ------
CONSUMER FINANCE
Other Securities(1).........               30,598     0.33
                                       ----------   ------
CONTAINERS & PACKAGING
Other Securities(1).........               64,486     0.70
                                       ----------   ------
DISTRIBUTORS
Other Securities(1).........               14,821     0.16
                                       ----------   ------
DIVERSIFIED CONSUMER SERVICES
Service Corp.
  International.............   1,436       20,176     0.22
Other Securities(1).........              106,616     1.16
                                       ----------   ------
                                          126,792     1.38
                                       ----------   ------
DIVERSIFIED FINANCIAL SERVICES
The Nasdaq Stock Market,
  Inc. (a)..................     534       26,428     0.29
Other Securities(1).........               31,376     0.34
                                       ----------   ------
                                           57,804     0.63
                                       ----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1).........               66,405     0.72
                                       ----------   ------
ELECTRIC UTILITIES
Sierra Pacific Resources....   1,117       18,967     0.21
Other Securities(1).........              105,060     1.14
                                       ----------   ------
                                          124,027     1.35
                                       ----------   ------
ELECTRICAL EQUIPMENT
General Cable Corp. (a).....     264       19,346     0.21
Other Securities(1).........              139,008     1.51
                                       ----------   ------
                                          158,354     1.72
                                       ----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
FLIR Systems, Inc. (a)......     663       20,752     0.23
Mettler Toledo
  International, Inc. (a)...     180       20,484     0.22
Other Securities(1).........              183,920     2.00
                                       ----------   ------
                                          225,156     2.45
                                       ----------   ------
ENERGY EQUIPMENT & SERVICES
Exterran Holdings, Inc.
  (a).......................     330       26,994     0.29
Helix Energy Solutions
  Group, Inc. (a)...........     421       17,471     0.19
Helmerich & Payne, Inc. ....     484       19,394     0.21
Oceaneering International,
  Inc. (a)..................     275       18,521     0.20
Other Securities(1).........              208,791     2.27
                                       ----------   ------
                                          291,171     3.16
                                       ----------   ------
FOOD & STAPLES RETAILING
Other Securities(1).........               74,476     0.81
                                       ----------   ------
FOOD PRODUCTS
Other Securities(1).........              116,774     1.27
                                       ----------   ------
GAS UTILITIES
Energen Corp. ..............     329       21,132     0.23
Other Securities(1).........              146,835     1.59
                                       ----------   ------
                                          167,967     1.82
                                       ----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Gen-Probe, Inc. (a).........     269       16,928     0.18
Hologic, Inc. (a)...........     629       43,174     0.47
IDEXX Laboratories, Inc.
  (a).......................     306       17,941     0.20

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     % OF
                                                      NET
SECURITY DESCRIPTION          SHARES      VALUE     ASSETS
--------------------          ------      -----     ------
Inverness Medical
  Innovations, Inc. (a).....     369   $   20,730     0.23%
ResMed, Inc. (a)............     385       20,224     0.22
Respironics, Inc. (a).......     369       24,162     0.26
Other Securities(1).........              178,925     1.94
                                       ----------   ------
                                          322,084     3.50
                                       ----------   ------
HEALTH CARE PROVIDERS & SERVICES
VCA Antech, Inc. (a)........     421       18,621     0.20
Other Securities(1).........              234,893     2.55
                                       ----------   ------
                                          253,514     2.75
                                       ----------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1).........               38,636     0.42
                                       ----------   ------
HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill, Inc.
  (a).......................     164       24,120     0.26
Other Securities(1).........              205,109     2.23
                                       ----------   ------
                                          229,229     2.49
                                       ----------   ------
HOUSEHOLD DURABLES
Other Securities(1).........               94,789     1.03
                                       ----------   ------
HOUSEHOLD PRODUCTS
Church & Dwight Co., Inc. ..     332       17,951     0.20
Other Securities(1).........                5,879     0.06
                                       ----------   ------
                                           23,830     0.26
                                       ----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).........                4,621     0.05
                                       ----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1).........               40,241     0.44
                                       ----------   ------
INSURANCE
Other Securities(1).........              358,455     3.89
                                       ----------   ------
INTERNET & CATALOG RETAIL
Priceline.com, Inc. (a).....     173       19,871     0.22
Other Securities(1).........               27,387     0.29
                                       ----------   ------
                                           47,258     0.51
                                       ----------   ------
INTERNET SOFTWARE & SERVICES
Other Securities(1).........              135,776     1.47
                                       ----------   ------
IT SERVICES
Hewitt Associates, Inc.
  (Class A) (a).............     492       18,839     0.20
Other Securities(1).........              164,955     1.80
                                       ----------   ------
                                          183,794     2.00
                                       ----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).........               36,455     0.40
                                       ----------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1).........              130,064     1.41
                                       ----------   ------
MACHINERY
AGCO Corp. (a)..............     458       31,135     0.34
Bucyrus International, Inc.
  (Class A).................     186       18,487     0.20
Other Securities(1).........              265,806     2.89
                                       ----------   ------
                                          315,428     3.43
                                       ----------   ------
MARINE
Other Securities(1).........               47,897     0.52
                                       ----------   ------
MEDIA
Other Securities(1).........              167,448     1.82
                                       ----------   ------
METALS & MINING
AK Steel Holding Corp. (a)..     560       25,894     0.28
Carpenter Technology
  Corp. ....................     246       18,492     0.20
Cleveland-Cliffs, Inc. .....     208       20,966     0.23
Commercial Metals Co. ......     598       17,611     0.19
Reliance Steel & Aluminum
  Co. ......................     330       17,886     0.19
Steel Dynamics, Inc. .......     483       28,772     0.31
Other Securities(1).........               97,149     1.06
                                       ----------   ------
                                          226,770     2.46
                                       ----------   ------
MULTI-UTILITIES
CMS Energy Corp. ...........   1,133       19,691     0.21
Other Securities(1).........               81,743     0.89
                                       ----------   ------
                                          101,434     1.10
                                       ----------   ------
MULTILINE RETAIL
Other Securities(1).........               33,476     0.36
                                       ----------   ------
OFFICE ELECTRONICS
Other Securities(1).........               11,763     0.13
                                       ----------   ------
OIL, GAS & CONSUMABLE FUELS
Cabot Oil & Gas Corp. ......     491       19,822     0.22
Cimarex Energy Co. .........     419       17,820     0.19
Forest Oil Corp. (a)........     393       19,980     0.22
Plains Exploration &
  Production Co. (a)........     561       30,294     0.33
Other Securities(1).........              571,245     6.20
                                       ----------   ------
                                          659,161     7.16
                                       ----------   ------
PAPER & FOREST PRODUCTS
Other Securities(1).........               28,162     0.31
                                       ----------   ------
PERSONAL PRODUCTS
Other Securities(1).........               52,586     0.57
                                       ----------   ------
PHARMACEUTICALS
Other Securities(1).........              109,126     1.18
                                       ----------   ------
REAL ESTATE INVESTMENT TRUSTS
Health Care REIT, Inc. .....     424       18,949     0.21
Rayonier, Inc. .............     391       18,471     0.20
Other Securities(1).........              459,941     4.99
                                       ----------   ------
                                          497,361     5.40
                                       ----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).........               29,894     0.32
                                       ----------   ------
ROAD & RAIL
Other Securities(1).........               86,508     0.94
                                       ----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cypress Semiconductor Corp.
  (a).......................     765       27,563     0.30
Other Securities(1).........              277,474     3.01
                                       ----------   ------
                                          305,037     3.31
                                       ----------   ------
SOFTWARE
Other Securities(1).........              281,766     3.06
                                       ----------   ------
SPECIALTY RETAIL
Other Securities(1).........              206,222     2.24
                                       ----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).........              117,147     1.27
                                       ----------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1).........              108,478     1.18
                                       ----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     % OF
                                                      NET
SECURITY DESCRIPTION          SHARES      VALUE     ASSETS
--------------------          ------      -----     ------
TOBACCO
Other Securities(1).........           $   12,708     0.14%
                                       ----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).........               78,517     0.85
                                       ----------   ------
TRANSPORTATION INFRASTRUCTURE
Other Securities(1).........                8,957     0.10
                                       ----------   ------
WATER UTILITIES
Other Securities(1).........               23,288     0.25
                                       ----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1).........               35,401     0.38
                                       ----------   ------
TOTAL COMMON STOCKS --
  (Cost $10,412,240)........            9,188,550    99.77
                                       ----------   ------
WARRANTS
COMMUNICATIONS EQUIPMENT
Pegasus Wireless Corp. (a)
  (Cost $0).................      97            0     0.00
                                       ----------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $53,866)............  53,866       53,866     0.59
                                       ----------   ------
TOTAL INVESTMENTS
  (Cost $10,466,106)........            9,242,416   100.36
OTHER ASSETS AND
  LIABILITIES...............              (32,991)   (0.36)
                                       ----------   ------
NET ASSETS..................           $9,209,425   100.00
                                       ==========   ======




   (1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2007.
   (a) Non-income producing security.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                                       % OF
                                                        NET
SECURITY DESCRIPTION            SHARES      VALUE     ASSETS
--------------------            ------      -----     ------
COMMON STOCKS
AEROSPACE & DEFENSE
BE Aerospace, Inc. (a)......      8,393  $   443,990    0.50%
Other Securities(1).........               1,272,773    1.44
                                         -----------  ------
                                           1,716,763    1.94
                                         -----------  ------
AIR FREIGHT & LOGISTICS
Other Securities(1).........                 353,187    0.40
                                         -----------  ------
AIRLINES
Other Securities(1).........                 748,237    0.85
                                         -----------  ------
AUTO COMPONENTS
Other Securities(1).........                 394,738    0.45
                                         -----------  ------
AUTOMOBILES
Other Securities(1).........                 232,416    0.26
                                         -----------  ------
BEVERAGES
Other Securities(1).........                 224,776    0.25
                                         -----------  ------
BIOTECHNOLOGY
BioMarin Pharmaceuticals,
  Inc. (a)..................      8,746      309,608    0.35
Onyx Pharmaceuticals, Inc.
  (a).......................      5,023      279,379    0.32
Other Securities(1).........               3,741,156    4.23
                                         -----------  ------
                                           4,330,143    4.90
                                         -----------  ------
BUILDING PRODUCTS
Other Securities(1).........                 218,312    0.25
                                         -----------  ------
CAPITAL MARKETS
Affiliated Managers Group,
  Inc. (a)..................      2,694      316,437    0.36
Other Securities(1).........                 545,482    0.61
                                         -----------  ------
                                             861,919    0.97
                                         -----------  ------
CHEMICALS
Nalco Holding Co. ..........     13,167      318,378    0.36
Terra Industries, Inc. (a)..      8,141      388,814    0.44
Other Securities(1).........                 378,048    0.43
                                         -----------  ------
                                           1,085,240    1.23
                                         -----------  ------
COMMERCIAL BANKS
Other Securities(1).........                 843,362    0.95
                                         -----------  ------
COMMERCIAL SERVICES & SUPPLIES
Corrections Corp. of America
  (a).......................     11,132      328,505    0.37
Covanta Holding Corp. (a)...     10,050      277,983    0.31
FTI Consulting, Inc. (a)....      4,359      268,689    0.30
Other Securities(1).........               3,465,836    3.93
                                         -----------  ------
                                           4,341,013    4.91
                                         -----------  ------
COMMUNICATIONS EQUIPMENT
CommScope, Inc. (a).........      6,076      299,000    0.34
Other Securities(1).........               3,122,626    3.53
                                         -----------  ------
                                           3,421,626    3.87
                                         -----------  ------
COMPUTERS & PERIPHERALS
Other Securities(1).........                 984,785    1.11
                                         -----------  ------
CONSTRUCTION & ENGINEERING
Quanta Services, Inc. (a)...     15,618      409,816    0.46
Other Securities(1).........                 288,274    0.33
                                         -----------  ------
                                             698,090    0.79
                                         -----------  ------
CONSTRUCTION MATERIALS
Other Securities(1).........                 185,945    0.21
                                         -----------  ------
CONSUMER FINANCE
Other Securities(1).........                 338,680    0.38
                                         -----------  ------
CONTAINERS & PACKAGING
Other Securities(1).........                 366,335    0.41
                                         -----------  ------
DISTRIBUTORS
Other Securities(1).........                 232,187    0.26
                                         -----------  ------
DIVERSIFIED CONSUMER SERVICES
DeVry, Inc. ................      5,617      291,859    0.33
Other Securities(1).........               1,480,644    1.67
                                         -----------  ------
                                           1,772,503    2.00
                                         -----------  ------
DIVERSIFIED FINANCIAL SERVICES
The Nasdaq Stock Market,
  Inc. (a)..................      9,757      482,874    0.55
Other Securities(1).........                 142,076    0.16
                                         -----------  ------
                                             624,950    0.71
                                         -----------  ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Time Warner Telecom, Inc.
  (Class A) (a).............     13,263      269,106    0.30
Other Securities(1).........                 674,706    0.77
                                         -----------  ------
                                             943,812    1.07
                                         -----------  ------
ELECTRIC UTILITIES
Other Securities(1).........                 226,075    0.26
                                         -----------  ------
ELECTRICAL EQUIPMENT
General Cable Corp. (a).....      4,806      352,184    0.40
Other Securities(1).........                 980,937    1.11
                                         -----------  ------
                                           1,333,121    1.51
                                         -----------  ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
FLIR Systems, Inc. (a)......     12,148      380,233    0.43
Mettler Toledo
  International, Inc. (a)...      3,335      379,523    0.43
Other Securities(1).........               2,067,592    2.34
                                         -----------  ------
                                           2,827,348    3.20
                                         -----------  ------
ENERGY EQUIPMENT & SERVICES
Dresser-Rand Group, Inc.
  (a).......................      7,773      303,536    0.34
Helix Energy Solutions
  Group, Inc. (a)...........      7,597      315,275    0.36
Helmerich & Payne, Inc. ....      8,709      348,970    0.39
Oceaneering
  International, Inc. (a)...      5,008      337,289    0.38
Other Securities(1).........               2,747,882    3.11
                                         -----------  ------
                                           4,052,952    4.58
                                         -----------  ------
FOOD & STAPLES RETAILING
Other Securities(1).........                 412,974    0.47
                                         -----------  ------
FOOD PRODUCTS
Other Securities(1).........                 460,734    0.52
                                         -----------  ------
GAS UTILITIES
Other Securities(1).........                  23,864    0.03
                                         -----------  ------
HEALTH CARE EQUIPMENT & SUPPLIES
Gen-Probe, Inc. (a).........      4,959      312,070    0.35
Hologic, Inc. (a)...........     11,486      788,399    0.89
IDEXX Laboratories, Inc.
  (a).......................      5,623      329,677    0.37
Inverness Medical
  Innovations, Inc. (a).....      6,741      378,709    0.43
ResMed, Inc. (a)............      7,163      376,272    0.43

See accompanying notes to financial statements

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION            SHARES      VALUE     ASSETS
--------------------            ------      -----     ------
Respironics, Inc. (a).......      6,656  $   435,835    0.49%
Other Securities(1).........               2,471,103    2.80
                                         -----------  ------
                                           5,092,065    5.76
                                         -----------  ------
HEALTH CARE PROVIDERS & SERVICES
Pediatrix Medical Group,
  Inc. (a)..................      4,458      303,813    0.34
VCA Antech, Inc. (a)........      7,579      335,219    0.38
Other Securities(1).........               3,008,591    3.40
                                         -----------  ------
                                           3,647,623    4.12
                                         -----------  ------
HEALTH CARE TECHNOLOGY
Other Securities(1).........                 720,190    0.81
                                         -----------  ------
HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill, Inc.
  (a).......................      2,968      436,504    0.49
Other Securities(1).........               2,701,910    3.06
                                         -----------  ------
                                           3,138,414    3.55
                                         -----------  ------
HOUSEHOLD DURABLES
Other Securities(1).........                 501,369    0.57
                                         -----------  ------
HOUSEHOLD PRODUCTS
Church & Dwight Co., Inc. ..      6,019      325,448    0.37
Other Securities(1).........                  18,676    0.02
                                         -----------  ------
                                             344,124    0.39
                                         -----------  ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).........                  84,935    0.10
                                         -----------  ------
INDUSTRIAL CONGLOMERATES
Other Securities(1).........                 235,572    0.27
                                         -----------  ------
INSURANCE
HCC Insurance Holdings,
  Inc. .....................     10,195      292,392    0.33
Other Securities(1).........                 564,540    0.64
                                         -----------  ------
                                             856,932    0.97
                                         -----------  ------
INTERNET & CATALOG RETAIL
Priceline.com, Inc. (a).....      3,136      360,201    0.41
Other Securities(1).........                 514,884    0.58
                                         -----------  ------
                                             875,085    0.99
                                         -----------  ------
INTERNET SOFTWARE & SERVICES
Equinix, Inc. (a)...........      2,867      289,768    0.33
Other Securities(1).........               2,155,442    2.43
                                         -----------  ------
                                           2,445,210    2.76
                                         -----------  ------
IT SERVICES
Broadridge Financial
  Solutions, Inc. ..........     12,578      282,125    0.32
Hewitt Associates, Inc.
  (Class A) (a).............      8,983      343,959    0.39
Other Securities(1).........               1,927,831    2.18
                                         -----------  ------
                                           2,553,915    2.89
                                         -----------  ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).........                 153,602    0.17
                                         -----------  ------
LIFE SCIENCES TOOLS & SERVICES
Illumina, Inc. (a)..........      5,115      303,115    0.34
Ventana Medical Systems,
  Inc. (a)..................      3,384      295,186    0.33
Other Securities(1).........               1,300,348    1.48
                                         -----------  ------
                                           1,898,649    2.15
                                         -----------  ------
MACHINERY
Bucyrus International, Inc.
  (Class A).................      3,405      338,423    0.38
Other Securities(1).........               1,846,702    2.09
                                         -----------  ------
                                           2,185,125    2.47
                                         -----------  ------
MARINE
Other Securities(1).........                 375,065    0.42
                                         -----------  ------
MEDIA
Other Securities(1).........               1,628,122    1.84
                                         -----------  ------
METALS & MINING
AK Steel Holding Corp. (a)..     10,202      471,741    0.53
Other Securities(1).........                 628,110    0.71
                                         -----------  ------
                                           1,099,851    1.24
                                         -----------  ------
MULTILINE RETAIL
Other Securities(1).........                  82,667    0.09
                                         -----------  ------
OFFICE ELECTRONICS
Other Securities(1).........                 216,112    0.24
                                         -----------  ------
OIL, GAS & CONSUMABLE FUELS
Cabot Oil & Gas Corp. ......      8,937      360,787    0.41
Cimarex Energy Co. .........      7,548      321,016    0.36
Kinder Morgan Management LLC
  (a).......................      5,637      298,423    0.34
Plains Exploration &
  Production Co. (a)........     10,294      555,876    0.63
Quicksilver Resources, Inc.
  (a).......................      5,034      299,976    0.34
Other Securities(1).........               5,788,417    6.54
                                         -----------  ------
                                           7,624,495    8.62
                                         -----------  ------
PERSONAL PRODUCTS
Other Securities(1).........                 867,145    0.98
                                         -----------  ------
PHARMACEUTICALS
MGI Pharma, Inc. (a)........      7,289      295,423    0.33
Other Securities(1).........               1,012,856    1.15
                                         -----------  ------
                                           1,308,279    1.48
                                         -----------  ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1).........                 965,139    1.09
                                         -----------  ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).........                 499,332    0.56
                                         -----------  ------
ROAD & RAIL
Other Securities(1).........                 497,895    0.56
                                         -----------  ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cypress Semiconductor Corp.
  (a).......................     13,957      502,871    0.57
Other Securities(1).........               4,508,377    5.09
                                         -----------  ------
                                           5,011,248    5.66
                                         -----------  ------
SOFTWARE
Ansys, Inc. (a).............      7,126      295,444    0.33
MICROS Systems, Inc. (a)....      3,856      270,537    0.31
Other Securities(1).........               3,878,930    4.38
                                         -----------  ------
                                           4,444,911    5.02
                                         -----------  ------
SPECIALTY RETAIL
Other Securities(1).........               2,210,844    2.50
                                         -----------  ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).........               1,186,014    1.34
                                         -----------  ------

See accompanying notes to financial statements

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION            SHARES      VALUE     ASSETS
--------------------            ------      -----     ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1).........             $   208,133    0.24%
                                         -----------  ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).........                 522,881    0.59
                                         -----------  ------
WIRELESS TELECOMMUNICATION SERVICES
SBA Communications Corp.
  (a).......................      9,043      306,015    0.35
Other Securities(1).........                 291,845    0.33
                                         -----------  ------
                                             597,860    0.68
                                         -----------  ------
TOTAL COMMON STOCKS --
  (Cost $94,914,072)........              88,334,890   99.86
                                         -----------  ------
WARRANTS
COMMUNICATIONS EQUIPMENT
Pegasus Wireless Corp. (a)
  (Cost $0).................        569            0    0.00
                                         -----------  ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $1,674,837).........  1,674,837    1,674,837    1.89
                                         -----------  ------
TOTAL INVESTMENTS
  (Cost $96,588,909)........              90,009,727  101.75
OTHER ASSETS AND
  LIABILITIES...............              (1,549,062)  (1.75)
                                         -----------  ------
NET ASSETS..................             $88,460,665  100.00
                                         ===========  ======




   (1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represents less than one percent of the net assets of the Fund as of December 31, 2007.
   (a) Non-income producing security.



See accompanying notes to financial statements

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities(1).......              $ 1,120,642     1.17%
                                        -----------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1).......                  147,654     0.15
                                        -----------   ------
AIRLINES
Other Securities(1).......                  111,870     0.12
                                        -----------   ------
AUTO COMPONENTS
Other Securities(1).......                  869,690     0.91
                                        -----------   ------
AUTOMOBILES
Other Securities(1).......                   26,445     0.03
                                        -----------   ------
BEVERAGES
Other Securities(1).......                  236,539     0.25
                                        -----------   ------
BIOTECHNOLOGY
Other Securities(1).......                  136,318     0.14
                                        -----------   ------
BUILDING PRODUCTS
Other Securities(1).......                  879,694     0.92
                                        -----------   ------
CAPITAL MARKETS
MF Global, Ltd. (a).......     10,743       338,082     0.35
Raymond James Financial,
  Inc. ...................     10,516       343,453     0.36
Waddell & Reed Financial,
  Inc. (Class A)..........      9,219       332,714     0.35
Other Securities(1).......                1,511,413     1.58
                                        -----------   ------
                                          2,525,662     2.64
                                        -----------   ------
CHEMICALS
Airgas, Inc. .............      7,755       404,113     0.42
Albemarle Corp. ..........      8,461       349,016     0.36
CF Industries Holdings,
  Inc. ...................      5,461       601,038     0.63
FMC Corp. ................      8,014       437,164     0.46
Other Securities(1).......                3,299,557     3.44
                                        -----------   ------
                                          5,090,888     5.31
                                        -----------   ------
COMMERCIAL BANKS
Cullen/Frost Bankers,
  Inc. ...................      6,420       325,237     0.34
Other Securities(1).......                7,711,895     8.05
                                        -----------   ------
                                          8,037,132     8.39
                                        -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1).......                2,257,052     2.36
                                        -----------   ------
COMMUNICATIONS EQUIPMENT
Other Securities(1).......                  551,260     0.58
                                        -----------   ------
COMPUTERS & PERIPHERALS
Other Securities(1).......                  542,338     0.57
                                        -----------   ------
CONSTRUCTION & ENGINEERING
The Shaw Group, Inc. (a)..      8,371       505,943     0.53
URS Corp. (a).............      8,796       477,887     0.50
Other Securities(1).......                  346,437     0.36
                                        -----------   ------
                                          1,330,267     1.39
                                        -----------   ------
CONSTRUCTION MATERIALS
Other Securities(1).......                  211,141     0.22
                                        -----------   ------
CONSUMER FINANCE
Other Securities(1).......                  262,550     0.27
                                        -----------   ------
CONTAINERS & PACKAGING
Smurfit-Stone Container
  Corp. (a)...............     27,827       293,853     0.31
Other Securities(1).......                  678,834     0.71
                                        -----------   ------
                                            972,687     1.02
                                        -----------   ------
DISTRIBUTORS
Other Securities(1).......                   42,446     0.04
                                        -----------   ------
DIVERSIFIED CONSUMER SERVICES
Service Corp.
  International...........     31,671       444,977     0.46
Other Securities(1).......                  228,421     0.24
                                        -----------   ------
                                            673,398     0.70
                                        -----------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1).......                  525,666     0.55
                                        -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1).......                  324,495     0.34
                                        -----------   ------
ELECTRIC UTILITIES
Sierra Pacific Resources..     24,371       413,820     0.43
Other Securities(1).......                2,033,499     2.13
                                        -----------   ------
                                          2,447,319     2.56
                                        -----------   ------
ELECTRICAL EQUIPMENT
Thomas & Betts Corp. (a)..      6,478       317,681     0.33
Other Securities(1).......                1,570,087     1.64
                                        -----------   ------
                                          1,887,768     1.97
                                        -----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1).......                1,560,472     1.63
                                        -----------   ------
ENERGY EQUIPMENT & SERVICES
Exterran Holdings, Inc.
  (a).....................      7,282       595,668     0.62
Tidewater, Inc. ..........      6,163       338,102     0.35
Other Securities(1).......                  588,777     0.62
                                        -----------   ------
                                          1,522,547     1.59
                                        -----------   ------
FOOD & STAPLES RETAILING
Other Securities(1).......                1,114,734     1.16
                                        -----------   ------
FOOD PRODUCTS
Corn Products
  International, Inc. ....      8,165       300,064     0.31
The J.M. Smucker Co. .....      6,316       324,895     0.34
Other Securities(1).......                1,371,824     1.43
                                        -----------   ------
                                          1,996,783     2.08
                                        -----------   ------
GAS UTILITIES
AGL Resources, Inc. ......      8,599       323,666     0.34
Energen Corp. ............      7,206       462,841     0.48
National Fuel Gas Co. ....      7,752       361,863     0.38
Southern Union Co. .......     11,036       324,017     0.34
UGI Corp. ................     11,510       313,648     0.33
Other Securities(1).......                1,855,962     1.93
                                        -----------   ------
                                          3,641,997     3.80
                                        -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1).......                  958,867     1.00
                                        -----------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1).......                1,179,313     1.23
                                        -----------   ------
HOTELS, RESTAURANTS & LEISURE
Other Securities(1).......                1,256,302     1.31
                                        -----------   ------

See accompanying notes to financial statements

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
HOUSEHOLD DURABLES
Snap-on, Inc. ............      6,364   $   306,999     0.32%
Other Securities(1).......                1,152,441     1.20
                                        -----------   ------
                                          1,459,440     1.52
                                        -----------   ------
HOUSEHOLD PRODUCTS
Other Securities(1).......                  103,917     0.11
                                        -----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1).......                  596,764     0.62
                                        -----------   ------
INSURANCE
Other Securities(1).......                6,856,450     7.16
                                        -----------   ------
INTERNET SOFTWARE & SERVICES
Other Securities(1).......                   86,097     0.09
                                        -----------   ------
IT SERVICES
Other Securities(1).......                  951,838     0.99
                                        -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).......                  616,703     0.64
                                        -----------   ------
LIFE SCIENCES TOOLS & SERVICES
PerkinElmer, Inc. ........     12,990       338,000     0.35
Other Securities(1).......                  248,199     0.26
                                        -----------   ------
                                            586,199     0.61
                                        -----------   ------
MACHINERY
AGCO Corp. (a)............     10,090       685,918     0.72
IDEX Corp. ...............      8,879       320,798     0.33
Kennametal, Inc. .........      8,530       322,946     0.34
Lincoln Electric Holdings,
  Inc. ...................      4,456       317,178     0.33
Other Securities(1).......                2,677,728     2.79
                                        -----------   ------
                                          4,324,568     4.51
                                        -----------   ------
MARINE
Other Securities(1).......                  602,851     0.63
                                        -----------   ------
MEDIA
Other Securities(1).......                1,713,331     1.79
                                        -----------   ------
METALS & MINING
Carpenter Technology
  Corp. ..................      5,424       407,722     0.42
Cleveland-Cliffs, Inc. ...      4,523       455,918     0.48
Commercial Metals Co. ....     13,016       383,321     0.40
Reliance Steel & Aluminum
  Co. ....................      7,249       392,896     0.41
Steel Dynamics, Inc. .....     10,659       634,957     0.66
Other Securities(1).......                1,385,961     1.45
                                        -----------   ------
                                          3,660,775     3.82
                                        -----------   ------
MULTI-UTILITIES
CMS Energy Corp. .........     24,730       429,807     0.45
OGE Energy Corp. .........     10,040       364,352     0.38
Puget Energy, Inc. .......     12,797       351,022     0.37
Other Securities(1).......                1,064,413     1.11
                                        -----------   ------
                                          2,209,594     2.31
                                        -----------   ------
MULTILINE RETAIL
Other Securities(1).......                  627,175     0.65
                                        -----------   ------
OIL, GAS & CONSUMABLE FUELS
Forest Oil Corp. (a)......      8,597       437,072     0.46
Linn Energy LLC...........     12,544       313,976     0.33
Magellan Midstream
  Partners LP.............      7,321       317,439     0.33
TEPPCO Partners LP........      8,065       309,131     0.32
Other Securities(1).......                3,878,907     4.05
                                        -----------   ------
                                          5,256,525     5.49
                                        -----------   ------
PAPER & FOREST PRODUCTS
Other Securities(1).......                  623,325     0.65
                                        -----------   ------
PERSONAL PRODUCTS
Other Securities(1).......                   94,062     0.10
                                        -----------   ------
PHARMACEUTICALS
Perrigo Co. ..............      8,564       299,826     0.31
Watson Pharmaceuticals,
  Inc. (a)................     11,200       303,968     0.32
Other Securities(1).......                  228,108     0.24
                                        -----------   ------
                                            831,902     0.87
                                        -----------   ------
REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate
  Equities, Inc. .........      3,510       356,862     0.37
Health Care REIT, Inc. ...      9,333       417,092     0.44
Nationwide Health
  Properties, Inc. .......     10,221       320,633     0.34
Rayonier, Inc. ...........      8,486       400,879     0.42
Realty Income Corp. ......     11,143       301,084     0.31
Other Securities(1).......                7,931,908     8.28
                                        -----------   ------
                                          9,728,458    10.16
                                        -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).......                   55,964     0.06
                                        -----------   ------
ROAD & RAIL
Ryder Systems, Inc. ......      6,425       302,039     0.32
Other Securities(1).......                1,006,795     1.05
                                        -----------   ------
                                          1,308,834     1.37
                                        -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other Securities(1).......                  678,395     0.71
                                        -----------   ------
SOFTWARE
Other Securities(1).......                  883,914     0.92
                                        -----------   ------
SPECIALTY RETAIL
Other Securities(1).......                1,900,092     1.98
                                        -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).......                1,170,801     1.22
                                        -----------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1).......                2,135,816     2.23
                                        -----------   ------
TOBACCO
Other Securities(1).......                  275,827     0.29
                                        -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).......                1,081,524     1.13
                                        -----------   ------
TRANSPORTATION INFRASTRUCTURE
Other Securities(1).......                  201,961     0.21
                                        -----------   ------
WATER UTILITIES
Aqua America, Inc. .......     14,469       306,743     0.32
Other Securities(1).......                  200,740     0.21
                                        -----------   ------
                                            507,483     0.53
                                        -----------   ------

See accompanying notes to financial statements

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1).......              $    58,109     0.06%
                                        -----------   ------
TOTAL COMMON STOCKS --
  (Cost $100,340,273).....               95,630,630    99.83
                                        -----------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $1,111,334).......  1,111,334     1,111,334     1.16
                                        -----------   ------
TOTAL INVESTMENTS
  (Cost $101,451,607).....               96,741,964   100.99
OTHER ASSETS AND
  LIABILITIES.............                 (948,285)   (0.99)
                                        -----------   ------
NET ASSETS................              $95,793,679   100.00
                                        ===========   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2007.
(a)    Non-income producing security.


See accompanying notes to financial statements

SPDR DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.8%
FINLAND -- 2.0%
Nokia Oyj ADR.................     98,340   $  3,775,273
                                            ------------
FRANCE -- 3.5%
BNP Paribas SA................     21,400      2,322,186
Total SA ADR..................     53,104      4,386,391
                                            ------------
                                               6,708,577
                                            ------------
GERMANY -- 3.1%
Allianz SE, ADR...............    112,767      2,396,299
Siemens AG ADR................     21,659      3,408,260
                                            ------------
                                               5,804,559
                                            ------------
ITALY -- 1.2%
Eni SpA ADR...................     30,676      2,221,863
                                            ------------
JAPAN -- 3.4%
Mitsubishi UFJ Financial
  Group, Inc. ADR.............    262,650      2,450,524
Toyota Motor Corp. ADR........     37,912      4,025,117
                                            ------------
                                               6,475,641
                                            ------------
NETHERLANDS -- 1.2%
ING Groep N.V. ADR............     55,757      2,169,505
                                            ------------
SOUTH KOREA -- 0.9%
Samsung Electronics Co., Ltd.
  GDR*........................      6,083      1,780,798
                                            ------------
SPAIN -- 1.8%
Telefonica SA ADR.............     34,939      3,409,697
                                            ------------
SWITZERLAND -- 7.0%
Nestle SA.....................      9,895      4,544,804
Novartis AG ADR...............     61,682      3,349,949
Roche Holding AG..............     17,596      3,040,037
UBS AG........................     48,512      2,231,552
                                            ------------
                                              13,166,342
                                            ------------
UNITED KINGDOM -- 15.8%
AstraZeneca PLC ADR...........     37,190      1,592,476
Barclays PLC ADR..............     42,415      1,712,293
BP PLC ADR....................     79,033      5,782,845
GlaxoSmithKline PLC ADR.......     69,228      3,488,399
HBOS PLC......................     93,050      1,361,406
HSBC Holdings PLC ADR.........     58,871      4,928,091
Royal Bank of Scotland Group
  PLC.........................    250,762      2,216,301
Royal Dutch Shell PLC ADR.....     45,544      3,834,805
Vodafone Group PLC ADR........    132,540      4,946,393
                                            ------------
                                              29,863,009
                                            ------------
UNITED STATES -- 59.9%
Abbott Laboratories...........     38,307      2,150,938
Altria Group, Inc. ...........     52,600      3,975,508
American International Group,
  Inc. .......................     55,786      3,252,324
AT&T, Inc. ...................    152,431      6,335,032
Bank of America Corp. ........    112,469      4,640,471
Chevron Corp. ................     53,321      4,976,449
Cisco Systems, Inc. (a).......    152,127      4,118,078
Citigroup, Inc. ..............    124,248      3,657,861
ConocoPhillips................     37,063      3,272,663
Exxon Mobil Corp. ............    136,852     12,821,665
General Electric Co. .........    253,218      9,386,791
Hewlett-Packard Co. ..........     64,614      3,261,715
Intel Corp. ..................    145,434      3,877,270
International Business
  Machines Corp. .............     34,243      3,701,668
Johnson & Johnson.............     71,676      4,780,789
JPMorgan Chase & Co. .........     84,570      3,691,480
Merck & Co., Inc. ............     54,515      3,167,867
Microsoft Corp. ..............    208,924      7,437,694
Morgan Stanley................     23,955      1,272,250
PepsiCo, Inc. ................     40,424      3,068,182
Pfizer, Inc. .................    171,141      3,890,035
Procter & Gamble Co. .........     77,980      5,725,292
The Coca-Cola Co. ............     53,373      3,275,501
Time Warner, Inc. ............     90,613      1,496,021
Verizon Communications,
  Inc. .......................     72,678      3,175,302
Wal-Mart Stores, Inc. ........     62,940      2,991,538
                                            ------------
                                             113,400,384
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $171,042,485).........               188,775,648
                                            ------------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
STIC Prime Portfolio
  (Cost $1,016,551)...........  1,016,551      1,016,551
                                            ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $172,059,036).........               189,792,199
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.......                  (547,468)
                                            ------------
NET ASSETS -- 100.0%..........              $189,244,731
                                            ============





(a) Non-income producing security.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
  * Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.9% of net assets as of December 31, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualifed institutional buyers.






See accompanying notes to financial statements.

DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
COMMON STOCKS -- 100.0%
DIVERSIFIED REIT'S -- 7.3%
Colonial Properties Trust....    227,155   $    5,140,518
Liberty Property Trust.......    449,426       12,947,963
PS Business Parks, Inc. .....     79,792        4,193,070
Vornado Realty Trust.........    697,402       61,336,506
Washington Real Estate
  Investment Trust...........    228,762        7,185,414
                                           --------------
                                               90,803,471
                                           --------------
INDUSTRIAL REIT'S -- 10.8%
AMB Property Corp. ..........    485,723       27,958,216
DCT Industrial Trust, Inc. ..    825,798        7,688,179
DuPont Fabros Technology,
  Inc. ......................    151,390        2,967,244
EastGroup Properties, Inc. ..    117,056        4,898,794
First Industrial Realty
  Trust, Inc. ...............    219,136        7,582,106
First Potomac Realty Trust...    119,237        2,061,608
ProLogis.....................  1,258,851       79,785,976
                                           --------------
                                              132,942,123
                                           --------------
OFFICE REIT'S -- 17.3%
Alexandria Real Estate
  Equities, Inc. ............    156,509       15,912,270
American Financial Realty
  Trust......................    634,422        5,088,064
BioMed Realty Trust, Inc. ...    321,222        7,442,714
Boston Properties, Inc. .....    584,359       53,650,000
Brandywine Realty Trust......    428,279        7,679,042
Corporate Office Properties
  Trust......................    231,199        7,282,769
Cousins Properties, Inc. ....    204,324        4,515,560
Digital Realty Trust, Inc. ..    290,894       11,161,603
Douglas Emmett, Inc. ........    483,550       10,933,066
Duke Realty Corp. ...........    714,875       18,643,940
Highwoods Properties, Inc. ..    278,297        8,176,366
HRPT Properties Trust........  1,105,884        8,548,483
Kilroy Realty Corp. .........    158,901        8,733,199
Mack-Cali Realty Corp. ......    331,864       11,283,376
Maguire Properties, Inc. ....    179,002        5,275,189
Parkway Properties, Inc. ....     75,588        2,795,244
SL Green Realty Corp. .......    290,608       27,160,224
                                           --------------
                                              214,281,109
                                           --------------
RESIDENTIAL REIT'S -- 14.9%
American Campus Communities,
  Inc. ......................    133,536        3,585,442
Apartment Investment &
  Management  Co. (Class A)..    469,227       16,296,254
Associated Estates Realty
  Corp. .....................     79,093          746,638
Avalonbay Communities,
  Inc. ......................    389,332       36,651,714
BRE Properties, Inc. (Class
  A).........................    250,878       10,168,085
Camden Property Trust........    272,640       13,127,616
Education Realty Trust,
  Inc. ......................    141,088        1,585,829
Equity Lifestyle Properties,
  Inc. ......................    110,690        5,055,212
Equity Residential...........  1,331,335       48,553,787
Essex Property Trust, Inc. ..    123,480       12,038,065
GMH Communities Trust........    193,280        1,066,906
Home Properties, Inc. .......    163,276        7,322,929
Mid-America Apartment
  Communities, Inc. .........    125,356        5,358,969
Post Properties, Inc. .......    212,034        7,446,634
Sun Communities, Inc. .......     83,184        1,752,687
UDR, Inc. ...................    658,612       13,073,448
                                           --------------
                                              183,830,215
                                           --------------
RETAIL REIT'S -- 28.0%
Acadia Realty Trust..........    149,268        3,822,754
Alexander's, Inc. (a)........      9,880        3,490,110
CBL & Associates Properties,
  Inc. ......................    320,630        7,666,263
Cedar Shopping Centers,
  Inc. ......................    218,802        2,238,344
Developers Diversified Realty
  Corp. .....................    603,313       23,100,855
Equity One, Inc. ............    185,043        4,261,540
Federal Realty Investment
  Trust......................    276,564       22,719,733
General Growth Properties,
  Inc. ......................  1,131,607       46,599,576
Glimcher Realty Trust........    183,329        2,619,771
Inland Real Estate Corp. ....    291,334        4,125,289
Kimco Realty Corp. ..........  1,077,367       39,216,159
Kite Realty Group Trust......    142,886        2,181,869
Pennsylvania Real Estate
  Investment Trust...........    191,478        5,683,067
Ramco-Gershenson Properties
  Trust......................     91,354        1,952,235
Regency Centers Corp. .......    339,869       21,918,152
Saul Centers, Inc. ..........     57,224        3,057,478
Simon Property Group, Inc. ..  1,097,361       95,316,777
Tanger Factory Outlet
  Centers, Inc. .............    154,572        5,828,910
Taubman Centers, Inc. .......    258,199       12,700,809
The Macerich Co. ............    356,142       25,307,451
Weingarten Realty Investors..    387,551       12,184,603
                                           --------------
                                              345,991,745
                                           --------------
SPECIALIZED REIT'S -- 21.7%
Ashford Hospitality Trust,
  Inc. ......................    605,995        4,357,104
DiamondRock Hospitality
  Co. .......................    468,957        7,024,976
Extra Space Storage, Inc. ...    317,223        4,533,117
FelCor Lodging Trust, Inc. ..    306,530        4,778,803
HCP, Inc. ...................  1,062,129       36,940,847
Health Care REIT, Inc. ......    416,734       18,623,842
Healthcare Realty Trust,
  Inc. ......................    248,541        6,310,456
Hersha Hospitality Trust.....    201,746        1,916,587
Hospitality Properties
  Trust......................    460,599       14,840,500
Host Hotels & Resorts,
  Inc. ......................  2,558,308       43,593,568
LaSalle Hotel Properties.....    197,602        6,303,504
Nationwide Health Properties,
  Inc. ......................    456,239       14,312,217
Public Storage...............    631,349       46,347,330
Senior Housing Properties
  Trust......................    410,206        9,303,472
Sovran Self Storage, Inc. ...    106,709        4,279,031
Strategic Hotels & Resorts,
  Inc. ......................    367,674        6,151,186
Sunstone Hotel Investors,
  Inc. ......................    295,687        5,408,115
U-Store-It Trust.............    233,847        2,142,039
Universal Health Realty
  Income Trust...............     54,290        1,924,038
Ventas, Inc. ................    655,066       29,641,736
                                           --------------
                                              268,732,468
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $1,380,092,241)......               1,236,581,131
                                           --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $1,434,194)..........  1,434,194        1,434,194
                                           --------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $1,381,526,435)......               1,238,015,325
OTHER ASSETS AND
  LIABILITIES -- (0.1)%......                  (1,765,557)
                                           --------------
NET ASSETS -- 100.0%.........              $1,236,249,768
                                           ==============



   (a) Non-income producing security.


See accompanying notes to financial statements.

KBW BANK ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.6%
ASSET MANAGEMENT & CUSTODY BANKS -- 12.4%
Northern Trust Corp...........    191,304   $ 14,650,060
State Street Corp. (a)........    185,897     15,094,837
The Bank of New York Mellon
  Corp........................    300,080     14,631,901
                                            ------------
                                              44,376,798
                                            ------------
CONSUMER FINANCE -- 3.4%
Capital One Financial Corp....    261,882     12,376,543
                                            ------------
DIVERSIFIED BANKS -- 22.6%
Comerica, Inc.................    235,616     10,256,365
U.S. Bancorp..................    441,593     14,016,162
Wachovia Corp.................    675,770     25,699,533
Wells Fargo & Co..............  1,035,664     31,266,696
                                            ------------
                                              81,238,756
                                            ------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 23.9%
Bank of America Corp. ........    738,094     30,453,758
Citigroup, Inc................    940,173     27,678,693
JPMorgan Chase & Co. .........    638,706     27,879,517
                                            ------------
                                              86,011,968
                                            ------------
REGIONAL BANKS -- 33.0%
BB&T Corp. ...................    439,846     13,490,077
Fifth Third Bancorp...........    457,112     11,487,224
Huntington Bancshares, Inc. ..    381,154      5,625,833
Keycorp.......................    449,944     10,551,187
M&T Bank Corp. ...............    136,512     11,135,284
Marshall & Ilsley Corp. ......    218,247      5,779,181
National City Corp. ..........    591,504      9,736,156
PNC Financial Services Group,
  Inc. .......................    222,627     14,615,462
Regions Financial Corp. ......    563,377     13,323,866
SunTrust Banks, Inc. .........    228,693     14,291,026
Zions Bancorp.................    183,747      8,579,147
                                            ------------
                                             118,614,443
                                            ------------
THRIFTS & MORTGAGE FINANCE -- 4.3%
People's United Financial,
  Inc. .......................    457,465      8,142,877
Washington Mutual, Inc. ......    527,036      7,172,960
                                            ------------
                                              15,315,837
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $404,620,531).........               357,934,345
                                            ------------
SHORT TERM INVESTMENTS -- 1.4%
MONEY MARKET FUND -- 1.4%
STIC Prime Portfolio
  (Cost $4,878,757)...........  4,878,757      4,878,757
                                            ------------
TOTAL INVESTMENTS -- 101.0%
  (Cost $409,499,288).........               362,813,102
OTHER ASSETS AND
  LIABILITIES -- (1.0)%.......                (3,451,961)
                                            ------------
NET ASSETS -- 100.0%..........              $359,361,141
                                            ============




(a) Affiliated issuer. (Note 3)




See accompanying notes to financial statements.

KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
COMMON STOCKS -- 99.9%
ASSET MANAGEMENT & CUSTODY BANKS -- 22.3%
Franklin Resources, Inc. ......   43,980   $  5,032,631
Janus Capital Group, Inc. .....  182,415      5,992,333
Legg Mason, Inc. ..............   59,282      4,336,478
SEI Investments Co. ...........  198,571      6,388,029
State Street Corp. (a).........   85,963      6,980,196
T. Rowe Price Group, Inc. .....  106,296      6,471,301
                                           ------------
                                             35,200,968
                                           ------------
INVESTMENT BANKING & BROKERAGE -- 52.9%
E*TRADE Financial Corp. (b)....  228,930        812,702
Investment Technology Group,
  Inc. (b).....................   71,250      3,390,787
Jefferies Group, Inc. .........  116,408      2,683,204
Knight Capital Group, Inc.
  (b)..........................  167,669      2,414,434
Lehman Brothers Holdings,
  Inc. ........................  155,832     10,197,646
Merrill Lynch & Co., Inc. .....  219,039     11,758,014
Morgan Stanley.................  247,681     13,154,338
optionsXpress Holdings, Inc. ..   90,244      3,052,052
Raymond James Financial,
  Inc. ........................  165,964      5,420,384
TD Ameritrade Holding Corp.
  (b)..........................  337,606      6,772,376
The Bear Stearns Cos., Inc. ...   45,601      4,024,288
The Charles Schwab Corp. ......  275,257      7,032,816
The Goldman Sachs Group,
  Inc. ........................   58,496     12,579,565
                                           ------------
                                             83,292,606
                                           ------------
SPECIALIZED FINANCE -- 24.7%
CME Group, Inc. ...............   19,733     13,536,838
IntercontinentalExchange, Inc.
  (b)..........................   32,035      6,166,737
Nymex Holdings, Inc. ..........   52,560      7,022,542
NYSE Euronext..................   57,855      5,077,933
The Nasdaq Stock Market, Inc.
  (b)..........................  145,314      7,191,591
                                           ------------
                                             38,995,641
                                           ------------
TOTAL COMMON STOCKS --
  (Cost $167,859,205)..........             157,489,215
                                           ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
STIC Prime Portfolio
  (Cost $400,245)..............  400,245        400,245
                                           ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $168,259,450)..........             157,889,460
OTHER ASSETS AND
  LIABILITIES -- (0.2)%........                (253,971)
                                           ------------
NET ASSETS -- 100.0%...........            $157,635,489
                                           ============




(a) Affiliated issuer. (Note 3)
(b) Non-income producing security.




See accompanying notes to financial statements.

KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.8%
INSURANCE BROKERS -- 8.8%
AON Corp. ......................   80,767   $ 3,851,778
Marsh & McLennan Cos., Inc. ....  133,638     3,537,398
                                            -----------
                                              7,389,176
                                            -----------
LIFE & HEALTH INSURANCE -- 34.3%
AFLAC, Inc. ....................   65,342     4,092,369
Lincoln National Corp. .........   56,217     3,272,954
MetLife, Inc. ..................  116,131     7,155,992
Principal Financial Group,
  Inc. .........................   49,580     3,413,087
Prudential Financial, Inc. .....   79,648     7,410,450
Unum Group......................  151,297     3,599,356
                                            -----------
                                             28,944,208
                                            -----------
MULTI-LINE INSURANCE -- 14.7%
American International Group,
  Inc. .........................  113,475     6,615,593
Genworth Financial, Inc. (Class
  A)............................   89,458     2,276,706
Hartford Financial Services
  Group, Inc. ..................   40,049     3,491,872
                                            -----------
                                             12,384,171
                                            -----------
PROPERTY & CASUALTY INSURANCE -- 38.3%
ACE, Ltd. ......................   59,839     3,696,854
Axis Capital Holdings, Ltd. ....   47,021     1,832,408
Chubb Corp. ....................   63,405     3,460,645
Cincinnati Financial Corp. .....   60,756     2,402,292
Fidelity National Financial,
  Inc. .........................   53,495       781,562
MBIA, Inc. .....................   50,500       940,815
SAFECO Corp. ...................   47,781     2,660,446
The Allstate Corp. .............  110,411     5,766,767
The Progressive Corp. ..........  153,383     2,938,818
The Travelers Cos., Inc. .......  106,826     5,747,239
XL Capital, Ltd. (Class A)......   41,503     2,088,016
                                            -----------
                                             32,315,862
                                            -----------
REINSURANCE -- 2.6%
Everest Re Group, Ltd. .........   22,081     2,216,932
                                            -----------
THRIFTS & MORTGAGE FINANCE -- 1.1%
MGIC Investment Corp. ..........   43,215       969,312
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $97,876,481)............             84,219,661
                                            -----------
SHORT TERM INVESTMENTS-- 0.7%
MONEY MARKET FUND-- 0.7%
STIC Prime Portfolio
  (Cost $618,038)...............  618,038       618,038
                                            -----------
TOTAL INVESTMENTS -- 100.5%
  (Cost $98,494,519)............             84,837,699
OTHER ASSETS AND
  LIABILITIES -- (0.5)%.........               (395,754)
                                            -----------
NET ASSETS -- 100.0%............            $84,441,945
                                            ===========






See accompanying notes to financial statements.

MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 100.0%
COMMUNICATIONS EQUIPMENT -- 19.8%
Alcatel-Lucent ADR............  1,046,698   $  7,661,829
Cisco Systems, Inc. (a).......    270,098      7,311,553
Juniper Networks, Inc. (a)....    222,625      7,391,150
Motorola, Inc. ...............    474,078      7,604,211
QUALCOMM, Inc. ...............    193,320      7,607,142
Research In Motion, Ltd. (a)..     65,100      7,382,340
Telefonaktiebolaget LM
  Ericsson (Class B) ADR......    331,611      7,743,117
                                            ------------
                                              52,701,342
                                            ------------
COMPUTERS & PERIPHERALS -- 17.1%
Apple, Inc. (a)...............     39,799      7,883,386
Dell, Inc. (a)................    310,485      7,609,987
EMC Corp. (a).................    406,037      7,523,866
Hewlett-Packard Co. ..........    148,420      7,492,242
International Business
  Machines Corp. .............     69,594      7,523,111
Network Appliance, Inc. (a)...    301,277      7,519,874
                                            ------------
                                              45,552,466
                                            ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.9%
Flextronics International,
  Ltd. (a)....................    635,300      7,661,718
                                            ------------
INTERNET & CATALOG RETAIL -- 2.9%
Amazon.com, Inc. (a)..........     84,610      7,838,270
                                            ------------
INTERNET SOFTWARE & SERVICES -- 8.5%
eBay, Inc. (a)................    225,198      7,474,322
Google, Inc. (Class A) (a)....     11,109      7,681,651
Yahoo!, Inc. (a)..............    321,708      7,482,928
                                            ------------
                                              22,638,901
                                            ------------
IT SERVICES -- 11.4%
Accenture, Ltd. (Class A).....    203,309      7,325,224
Automatic Data Processing,
  Inc. .......................    171,898      7,654,618
Electronic Data Systems
  Corp. ......................    364,933      7,565,061
Infosys Technologies, Ltd.
  ADR.........................    171,192      7,765,269
                                            ------------
                                              30,310,172
                                            ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 17.2%
Analog Devices, Inc. .........    242,469      7,686,267
Applied Materials, Inc. ......    430,603      7,647,509
Broadcom Corp. (Class A) (a)..    291,905      7,630,397
Intel Corp. ..................    287,162      7,655,739
NVIDIA Corp. (a)..............    219,663      7,472,935
Texas Instruments, Inc. ......    228,596      7,635,107
                                            ------------
                                              45,727,954
                                            ------------
SOFTWARE -- 20.2%
Adobe Systems, Inc. (a).......    183,129      7,825,102
Electronic Arts, Inc. (a).....    131,118      7,658,602
Intuit, Inc. (a)..............    243,806      7,706,708
Microsoft Corp. ..............    214,269      7,627,977
Oracle Corp. (a)..............    339,873      7,674,332
Salesforce.com, Inc. (a)......    121,200      7,598,028
SAP AG ADR....................    150,281      7,671,845
                                            ------------
                                              53,762,594
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $257,625,729).........               266,193,417
                                            ------------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
STIC Prime Portfolio
  (Cost $96,048)..............     96,048         96,048
                                            ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $257,721,777).........               266,289,465
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B).....                   (34,187)
                                            ------------
NET ASSETS -- 100.0%..........              $266,255,278
                                            ============





(a) Non-income producing security.
(b) Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.6%
BEVERAGES -- 2.7%
Anheuser-Busch Cos., Inc. ....     66,524   $  3,481,866
The Coca-Cola Co. ............     46,794      2,871,748
                                            ------------
                                               6,353,614
                                            ------------
CHEMICALS -- 6.9%
PPG Industries, Inc. .........     60,053      4,217,522
Rohm & Haas Co. ..............     67,112      3,561,634
RPM International, Inc. ......    274,931      5,581,099
Valspar Corp. ................    136,387      3,074,163
                                            ------------
                                              16,434,418
                                            ------------
COMMERCIAL BANKS -- 28.6%
Associated Bancorp............    226,240      6,128,842
BB&T Corp. ...................    195,202      5,986,845
Comerica, Inc. ...............    169,516      7,379,032
Fifth Third Bancorp...........    264,351      6,643,141
FirstMerit Corp. .............    377,531      7,554,395
Keycorp.......................    305,812      7,171,291
M&T Bank Corp. ...............     47,483      3,873,188
Regions Financial Corp. ......    303,045      7,167,014
Synovus Financial Corp. ......    177,404      4,271,888
U.S. Bancorp..................    205,386      6,518,952
Wilmington Trust Corp. .......    144,759      5,095,517
                                            ------------
                                              67,790,105
                                            ------------
COMMERCIAL SERVICES & SUPPLIES -- 5.3%
ABM Industries, Inc. .........    151,545      3,090,003
Avery Dennison Corp. .........     82,273      4,371,987
Pitney Bowes, Inc. ...........    131,042      4,984,838
                                            ------------
                                              12,446,828
                                            ------------
COMPUTERS & PERIPHERALS -- 1.4%
Diebold, Inc. ................    111,847      3,241,326
                                            ------------
CONTAINERS & PACKAGING -- 2.0%
Sonoco Products Co. ..........    144,995      4,738,437
                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.0%
Bank of America Corp. ........    170,455      7,032,973
                                            ------------
ELECTRICAL EQUIPMENT -- 1.2%
Emerson Electric Co. .........     50,644      2,869,489
                                            ------------
GAS UTILITIES -- 7.9%
National Fuel Gas Co. ........     74,636      3,484,008
Northwest Natural Gas Co. ....     90,026      4,380,665
Piedmont Natural Gas Co.,
  Inc. .......................    199,160      5,210,026
WGL Holdings, Inc. ...........    171,887      5,631,018
                                            ------------
                                              18,705,717
                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
Hillenbrand Industries,
  Inc. .......................     53,841      3,000,559
                                            ------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
McDonald's Corp. .............     58,440      3,442,700
                                            ------------
HOUSEHOLD DURABLES -- 3.7%
Leggett & Platt, Inc. ........    331,561      5,782,424
The Stanley Works.............     63,222      3,065,003
                                            ------------
                                               8,847,427
                                            ------------
HOUSEHOLD PRODUCTS -- 3.2%
Kimberly-Clark Corp. .........     60,816      4,216,981
The Clorox Co. ...............     51,687      3,368,442
                                            ------------
                                               7,585,423
                                            ------------
INDUSTRIAL CONGLOMERATES -- 3.0%
3M Co. .......................     37,547      3,165,963
General Electric Co. .........    109,472      4,058,127
                                            ------------
                                               7,224,090
                                            ------------
INSURANCE -- 3.3%
Chubb Corp. ..................     54,272      2,962,166
Cincinnati Financial Corp. ...    122,450      4,841,673
                                            ------------
                                               7,803,839
                                            ------------
IT SERVICES -- 1.4%
Automatic Data Processing,
  Inc. .......................     77,183      3,436,959
                                            ------------
MEDIA -- 2.8%
Gannett Co., Inc. ............    168,677      6,578,403
                                            ------------
MULTI-UTILITIES -- 10.3%
Black Hills Corp. ............    107,207      4,727,829
Consolidated Edison, Inc. ....    133,520      6,522,452
Integrys Energy Group, Inc. ..    138,175      7,142,266
Vectren Corp. ................    205,723      5,968,024
                                            ------------
                                              24,360,571
                                            ------------
PHARMACEUTICALS -- 7.2%
Abbott Laboratories...........     53,157      2,984,766
Eli Lilly & Co. ..............     82,875      4,424,696
Johnson & Johnson.............     49,899      3,328,263
Pfizer, Inc. .................    276,585      6,286,777
                                            ------------
                                              17,024,502
                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
V. F. Corp. ..................     60,326      4,141,983
                                            ------------
WATER UTILITIES -- 1.3%
American States Water Co. ....     81,248      3,061,425
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $250,206,709).........               236,120,788
                                            ------------
SHORT TERM INVESTMENTS -- 2.4%
MONEY MARKET FUND -- 2.5%
STIC Prime Portfolio
  (Cost $5,782,662)...........  5,782,662      5,782,662
                                            ------------
TOTAL INVESTMENTS -- 102.1%
  (Cost $255,989,371).........               241,903,450
OTHER ASSETS AND
  LIABILITIES -- (2.1)%.......                (4,868,786)
                                            ------------
NET ASSETS -- 100.0%..........              $237,034,664
                                            ============





See accompanying notes to financial statements.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
COMMON STOCKS -- 100.0%
BIOTECHNOLOGY -- 100.0%
Alexion Pharmaceuticals, Inc.
  (a)..........................  128,622   $  9,650,509
Alkermes, Inc. (a).............  612,839      9,554,160
Alnylam Pharmaceuticals, Inc.
  (a)..........................  325,340      9,460,887
Amgen, Inc. (a)................  202,408      9,399,827
Amylin Pharmaceuticals, Inc.
  (a)..........................  254,290      9,408,730
Biogen Idec, Inc. (a)..........  168,538      9,593,183
BioMarin Pharmaceuticals, Inc.
  (a)..........................  267,685      9,476,049
Celgene Corp. (a)..............  202,795      9,371,157
Cephalon, Inc. (a).............  132,872      9,534,895
Cepheid, Inc. (a)..............  354,613      9,344,052
Cubist Pharmaceuticals, Inc.
  (a)..........................  443,266      9,091,386
Genentech, Inc. (a)............  143,361      9,615,222
Genzyme Corp. (a)..............  127,327      9,478,222
Gilead Sciences, Inc. (a)......  209,204      9,625,476
Human Genome Sciences, Inc.
  (a)..........................  881,198      9,199,707
ImClone Systems, Inc. (a)......  218,503      9,395,629
Isis Pharmaceuticals, Inc.
  (a)..........................  598,653      9,428,785
Life Cell Corp. (a)............  213,290      9,194,932
Medarex, Inc. (a)..............  881,198      9,182,083
Millennium Pharmaceuticals,
  Inc. (a).....................  631,554      9,460,679
Myriad Genetics, Inc. (a)......  200,735      9,318,119
Onyx Pharmaceuticals, Inc.
  (a)..........................  169,764      9,442,274
OSI Pharmaceuticals, Inc. (a)..  193,349      9,379,360
PDL BioPharma, Inc. (a)........  548,715      9,613,487
Pharmion Corp. (a).............  155,200      9,755,872
Regeneron Pharmaceuticals, Inc.
  (a)..........................  405,153      9,784,445
Theravance, Inc. (a)...........  454,440      8,861,580
United Therapeutics Corp. (a)..   97,488      9,519,703
Vertex Pharmaceuticals, Inc.
  (a)..........................  390,618      9,074,056
                                           ------------
TOTAL COMMON STOCKS --
  (Cost $277,079,677)..........             273,214,466
                                           ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $187,648)..............  187,648        187,648
                                           ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $277,267,325)..........             273,402,114
OTHER ASSETS AND
  LIABILITIES -- (0.1)%........                (163,403)
                                           ------------
NET ASSETS -- 100.0%...........            $273,238,711
                                           ============




(a)    Non-income producing security.


See accompanying notes to financial statements.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.8%
HOME FURNISHINGS -- 4.8%
Mohawk Industries, Inc. (a)...    201,833   $ 15,016,375
                                            ------------
HOME IMPROVEMENT RETAIL -- 14.3%
Lowe's Cos., Inc. ............    650,517     14,714,695
The Home Depot, Inc. .........    569,751     15,349,092
The Sherwin-Williams Co. .....    258,710     15,015,528
                                            ------------
                                              45,079,315
                                            ------------
HOMEBUILDING -- 80.7%
Avatar Holdings, Inc. (a).....    388,389     16,242,428
Beazer Homes USA, Inc. .......  1,765,626     13,118,601
Cavco Industries, Inc. (a)....    530,455     17,950,597
Centex Corp. .................    600,377     15,165,523
Champion Enterprises, Inc.
  (a).........................  1,588,030     14,959,242
D.R. Horton, Inc. ............  1,132,713     14,917,830
Hovnanian Enterprises, Inc.
  (a).........................  2,154,570     15,448,267
KB HOME.......................    664,463     14,352,401
Lennar Corp. (Class A)........    882,676     15,791,074
M.D.C. Holdings, Inc. ........    398,476     14,795,414
Meritage Homes Corp. (a)......    858,804     12,512,774
NVR, Inc. (a).................     29,009     15,200,716
Pulte Homes, Inc. ............  1,480,479     15,604,249
Ryland Group, Inc. ...........    554,109     15,265,703
Skyline Corp. ................    533,350     15,653,822
Standard Pacific Corp. .......  3,819,571     12,795,563
Toll Brothers, Inc. (a).......    719,878     14,440,753
WCI Communities, Inc. (a).....         20             76
                                            ------------
                                             254,215,033
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $349,700,496).........               314,310,723
                                            ------------
SHORT TERM INVESTMENTS -- 2.1%
MONEY MARKET FUND -- 2.1%
STIC Prime Portfolio
  (Cost $6,453,909)...........  6,453,909      6,453,909
                                            ------------
TOTAL INVESTMENTS -- 101.9%
  (Cost $356,154,405).........               320,764,632
OTHER ASSETS AND
  LIABILITIES -- (1.9)%.......                (5,908,011)
                                            ------------
NET ASSETS -- 100.0%..........              $314,856,621
                                            ============




(a)    Non-income producing security.


See accompanying notes to financial statements.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.9%
ALUMINUM -- 4.2%
Alcoa, Inc. ..................    321,714   $ 11,758,647
                                            ------------
COAL & CONSUMABLE FUELS -- 24.9%
Alpha Natural Resources, Inc.
  (a).........................    345,896     11,234,702
Arch Coal, Inc. ..............    268,075     12,044,610
CONSOL Energy, Inc. ..........    163,712     11,708,682
Foundation Coal Holdings,
  Inc. .......................    225,719     11,850,247
Massey Energy Co. ............    315,120     11,265,540
Peabody Energy Corp. .........    193,600     11,933,504
                                            ------------
                                              70,037,285
                                            ------------
DIVERSIFIED METALS & MINING -- 12.2%
Freeport-McMoRan Copper &
  Gold, Inc. .................    113,612     11,638,413
RTI International Metals, Inc.
  (a).........................    162,870     11,226,629
Titanium Metals Corp. ........    434,489     11,492,234
                                            ------------
                                              34,357,276
                                            ------------
GOLD -- 4.2%
Newmont Mining Corp. .........    240,230     11,730,431
                                            ------------
PRECIOUS METALS & MINERALS -- 12.8%
Coeur d' Alene Mines Corp.
  (a).........................  2,580,975     12,750,016
Hecla Mining Co. (a)..........  1,251,816     11,704,480
Stillwater Mining Co. (a).....  1,206,523     11,655,012
                                            ------------
                                              36,109,508
                                            ------------
STEEL -- 41.6%
AK Steel Holding Corp. (a)....    259,353     11,992,483
Allegheny Technologies,
  Inc. .......................    134,206     11,595,399
Carpenter Technology Corp. ...    155,742     11,707,126
Cleveland-Cliffs, Inc. .......    115,263     11,618,511
Commercial Metals Co. ........    389,346     11,466,240
Nucor Corp. ..................    193,469     11,457,234
Quanex Corp. .................    220,628     11,450,593
Reliance Steel & Aluminum
  Co. ........................    212,626     11,524,329
Steel Dynamics, Inc. .........    204,762     12,197,672
United States Steel Corp. ....    101,496     12,271,881
                                            ------------
                                             117,281,468
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $278,215,981).........               281,274,615
                                            ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
STIC Prime Portfolio
  (Cost $808,938).............    808,938        808,938
                                            ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $279,024,919).........               282,083,553
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.......                  (458,552)
                                            ------------
NET ASSETS -- 100.0%..........              $281,625,001
                                            ============




   (a) Non-income producing security.


See accompanying notes to financial statements.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
COMMON STOCKS -- 99.9%
OIL & GAS DRILLING -- 39.3%
Diamond Offshore Drilling,
  Inc. ........................   60,768   $  8,629,056
ENSCO International, Inc. .....  141,971      8,464,311
Helmerich & Payne, Inc. .......  217,798      8,727,166
Nabors Industries, Ltd. (a)....  301,104      8,247,238
Noble Corp. ...................  155,347      8,778,659
Patterson-UTI Energy, Inc. ....  428,650      8,367,248
Pride International, Inc. (a)..  267,353      9,063,267
Rowan Cos., Inc. ..............  219,248      8,651,526
Transocean, Inc. (a)...........   59,031      8,450,288
                                           ------------
                                             77,378,759
                                           ------------
OIL & GAS EQUIPMENT & SERVICES -- 56.3%
Baker Hughes, Inc. ............  103,568      8,399,365
BJ Services Co. ...............  352,537      8,552,548
Cameron International Corp.
  (a)..........................  178,880      8,609,494
Dresser-Rand Group, Inc. (a)...  215,400      8,411,370
Exterran Holdings, Inc. (a)....  104,587      8,555,217
FMC Technologies, Inc. (a).....  151,328      8,580,298
Grant Prideco, Inc. (a)........  151,767      8,424,586
Halliburton Co. ...............  227,887      8,639,196
National-Oilwell Varco, Inc.
  (a)..........................  116,726      8,574,692
Oceaneering International, Inc.
  (a)..........................  124,093      8,357,663
Schlumberger, Ltd. ............   89,781      8,831,757
Smith International, Inc. .....  114,403      8,448,661
Weatherford International, Ltd.
  (a)..........................  124,155      8,517,033
                                           ------------
                                            110,901,880
                                           ------------
OIL & GAS EXPLORATION & PRODUCTION -- 4.3%
Helix Energy Solutions Group,
  Inc. (a).....................  204,800      8,499,200
                                           ------------
TOTAL COMMON STOCKS --
  (Cost $179,262,720)..........             196,779,839
                                           ------------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
  STIC Prime Portfolio
  (Cost $730,507)..............  730,507        730,507
                                           ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $179,993,227)..........             197,510,346
OTHER ASSETS AND
  LIABILITIES -- (0.3)%........                (618,871)
                                           ------------
NET ASSETS -- 100.0%...........            $196,891,475
                                           ============




(a)     Non-income producing security.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.9%
INTEGRATED OIL & GAS -- 11.5%
Chevron Corp. ..................   26,127   $ 2,438,433
ConocoPhillips..................   28,334     2,501,892
Exxon Mobil Corp. ..............   26,296     2,463,672
Occidental Petroleum Corp. .....   32,394     2,494,014
                                            -----------
                                              9,898,011
                                            -----------
OIL & GAS EXPLORATION & PRODUCTION -- 74.2%
Anadarko Petroleum Corp. .......   37,116     2,438,150
Apache Corp. ...................   22,723     2,443,631
Berry Petroleum Co. (Class A)...   55,053     2,447,106
Cabot Oil & Gas Corp. ..........   62,286     2,514,486
Chesapeake Energy Corp. ........   62,854     2,463,877
Cimarex Energy Co. .............   58,181     2,474,438
Comstock Resources, Inc. (a)....   70,304     2,390,336
Denbury Resources, Inc. (a).....   85,422     2,541,305
Devon Energy Corp. .............   26,938     2,395,058
Encore Acquisition Co. (a)......   73,586     2,455,565
EOG Resources, Inc. ............   27,170     2,424,923
Forest Oil Corp. (a)............   48,085     2,444,641
Mariner Energy, Inc. (a)........  107,541     2,460,538
Newfield Exploration Co. (a)....   47,499     2,503,197
Noble Energy, Inc. .............   30,095     2,393,154
Penn Virginia Corp. ............   54,974     2,398,516
Petrohawk Energy Corp. (a)......  140,066     2,424,542
Pioneer Natural Resources Co. ..   51,070     2,494,259
Plains Exploration & Production
  Co. (a).......................   44,591     2,407,914
Quicksilver Resources, Inc.
  (a)...........................   41,404     2,467,264
Range Resources Corp. ..........   48,682     2,500,308
Southwestern Energy Co. (a).....   43,462     2,421,703
St. Mary Land & Exploration
  Co. ..........................   64,405     2,486,677
Ultra Petroleum Corp. (a).......   35,789     2,558,913
Whiting Petroleum Corp. (a).....   43,028     2,480,994
XTO Energy, Inc. ...............   46,114     2,368,389
                                            -----------
                                             63,799,884
                                            -----------
OIL & GAS REFINING & MARKETING -- 14.2%
Frontier Oil Corp. .............   59,928     2,431,878
Holly Corp. ....................   47,077     2,395,749
Sunoco, Inc. ...................   34,384     2,490,777
Tesoro Corp. ...................   51,354     2,449,586
Valero Energy Corp. ............   34,742     2,432,982
                                            -----------
                                             12,200,972
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $84,223,321)............             85,898,867
                                            -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $120,604)...............  120,604       120,604
                                            -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $84,343,925)............             86,019,471
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.........                (51,471)
                                            -----------
NET ASSETS -- 100.0%............            $85,968,000
                                            ===========




(a) Non-income producing security.




See accompanying notes to financial statements

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----
COMMON STOCKS -- 100.0%
PHARMACEUTICALS -- 100.0%
Abbott Laboratories.............   6,660   $  373,959
Adams Respiratory Therapeutics,
  Inc. (a)......................   6,476      386,876
Allergan, Inc. .................   5,974      383,770
Barr Pharmaceuticals, Inc. (a)..   7,143      379,293
Bristol-Myers Squibb Co. .......  13,868      367,779
Eli Lilly & Co. ................   7,155      382,005
Endo Pharmaceuticals Holdings,
  Inc. (a)......................  14,372      383,301
Forest Laboratories, Inc. (a)...  10,625      387,281
Johnson & Johnson...............   5,704      380,457
King Pharmaceuticals, Inc. (a)..  36,711      375,921
KV Pharmaceutical Co. (Class A)
  (a)...........................  13,721      391,597
Medicis Pharmaceutical Corp.
  (Class A).....................  14,682      381,292
Merck & Co., Inc. ..............   6,560      381,202
MGI Pharma, Inc. (a)............   9,629      390,263
Mylan Laboratories, Inc. .......  28,743      404,127
Perrigo Co. ....................  11,061      387,246
Pfizer, Inc. ...................  16,697      379,523
Schering-Plough Corp. ..........  14,209      378,528
Sepracor, Inc. (a)..............  14,319      375,874
Valeant Pharmaceuticals
  International (a).............  33,451      400,408
Watson Pharmaceuticals, Inc.
  (a)...........................  14,054      381,426
Wyeth...........................   8,281      365,936
TOTAL COMMON STOCKS --
  (Cost $9,029,361).............            8,418,064
                                           ----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $15,543)................  15,543       15,543
                                           ----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $9,044,904).............            8,433,607
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.........              (15,847)
                                           ----------
NET ASSETS -- 100.0%............           $8,417,760
                                           ==========




(a) Non-income producing security.




See accompanying notes to financial statements

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.7%
APPAREL RETAIL -- 36.0%
Abercrombie & Fitch Co. ......     23,669   $  1,892,810
Aeropostale, Inc. (a).........     71,740      1,901,110
American Eagle Outfitters,
  Inc. .......................     92,636      1,924,050
AnnTaylor Stores Corp. (a)....     74,576      1,906,163
Charming Shoppes, Inc. (a)....    370,201      2,002,787
Chico's FAS, Inc. (a).........    204,381      1,845,560
Collective Brands, Inc. (a)...    108,881      1,893,441
Foot Locker, Inc. ............    145,984      1,994,141
Genesco, Inc. (a).............     58,956      2,228,537
Guess ?, Inc. ................     46,540      1,763,401
Gymboree Corp. (a)............     60,767      1,850,963
J. Crew Group, Inc. (a).......     38,900      1,875,369
Limited Brands, Inc. .........    106,866      2,022,973
Mens Wearhouse, Inc. .........     67,378      1,817,858
Pacific Sunwear of California,
  Inc. (a)....................    130,631      1,843,203
Ross Stores, Inc. ............     75,814      1,938,564
Stage Stores, Inc. ...........    126,175      1,867,390
The Gap, Inc. ................     90,170      1,918,818
The TJX Cos., Inc. ...........     66,826      1,919,911
Tween Brands, Inc. (a)........     75,032      1,986,847
Urban Outfitters, Inc. (a)....     72,402      1,973,679
                                            ------------
                                              40,367,575
                                            ------------
CATALOG RETAIL -- 8.7%
Gaiam, Inc. (a)...............     67,195      1,994,348
PC Mall, Inc. (a).............    184,230      1,715,181
Sport Supply Group, Inc. .....    280,293      2,228,329
Systemax, Inc. ...............     99,854      2,029,033
ValueVision Media, Inc. (Class
  A) (a)......................    285,184      1,793,808
                                            ------------
                                               9,760,699
                                            ------------
COMPUTER & ELECTRONICS RETAIL -- 5.2%
Best Buy Co., Inc. ...........     37,388      1,968,478
GameStop Corp. (Class A) (a)..     31,931      1,983,235
RadioShack Corp. .............    108,941      1,836,745
                                            ------------
                                               5,788,458
                                            ------------
DEPARTMENT STORES -- 8.7%
J. C. Penney Co., Inc. .......     44,745      1,968,332
Kohl's Corp. (a)..............     42,505      1,946,729
Macy's, Inc. .................     73,926      1,912,466
Nordstrom, Inc. ..............     54,080      1,986,358
Sears Holdings Corp. (a)......     19,238      1,963,238
                                            ------------
                                               9,777,123
                                            ------------
DRUG RETAIL -- 3.5%
CVS Caremark Corp. ...........     49,485      1,967,029
Walgreen Co. .................     51,003      1,942,194
                                            ------------
                                               3,909,223
                                            ------------
FOOD RETAIL -- 8.5%
Casey's General Stores,
  Inc. .......................     63,890      1,891,783
Safeway, Inc. ................     55,439      1,896,568
SUPERVALU, Inc. ..............     51,646      1,937,758
The Kroger Co. ...............     73,209      1,955,412
Whole Foods Market, Inc. .....     46,081      1,880,105
                                            ------------
                                               9,561,626
                                            ------------
FOOTWEAR -- 1.6%
Brown Shoe Co., Inc. .........    115,347      1,749,814
                                            ------------
GENERAL MERCHANDISE STORES -- 3.4%
Family Dollar Stores, Inc. ...    100,720      1,936,846
Target Corp. .................     38,716      1,935,800
                                            ------------
                                               3,872,646
                                            ------------
HYPERMARKETS & SUPER CENTERS -- 3.5%
Costco Wholesale Corp. .......     28,001      1,953,350
Wal-Mart Stores, Inc. ........     40,696      1,934,281
                                            ------------
                                               3,887,631
                                            ------------
SPECIALTY STORES -- 20.6%
Barnes & Noble, Inc. .........     54,531      1,878,593
Blockbuster, Inc. (Class A)
  (a).........................    512,290      1,997,931
Borders Group, Inc. ..........    178,368      1,899,619
Dick's Sporting Goods, Inc.
  (a).........................     68,845      1,911,137
Office Depot, Inc. (a)........    149,889      2,084,956
OfficeMax, Inc. ..............     93,388      1,929,396
PetSmart, Inc. ...............     79,595      1,872,871
Sally Beauty Holdings, Inc.
  (a).........................    197,987      1,791,782
Staples, Inc. ................     84,789      1,956,082
Tiffany & Co. ................     42,367      1,950,153
Tractor Supply Co. (a)........     52,168      1,874,918
Zale Corp. (a)................    124,182      1,994,363
                                            ------------
                                              23,141,801
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $116,028,932).........               111,816,596
                                            ------------
SHORT TERM INVESTMENTS -- 1.0%
MONEY MARKET FUND -- 1.0%
STIC Prime Portfolio
  (Cost $1,116,931)...........  1,116,931      1,116,931
                                            ------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $117,145,863).........               112,933,527
OTHER ASSETS AND
  LIABILITIES -- (0.7)%.......                  (766,585)
                                            ------------
NET ASSETS -- 100.0%..........              $112,166,942
                                            ============




(a) Non-income producing security.




See accompanying notes to financial statements.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.8%
SEMICONDUCTORS -- 99.8%
Advanced Micro Devices, Inc.
  (a).........................    918,364   $  6,887,730
Altera Corp. .................    368,976      7,128,616
Analog Devices, Inc. .........    224,522      7,117,347
Atmel Corp. (a)...............  1,575,693      6,806,994
Broadcom Corp. (Class A) (a)..    270,278      7,065,067
Cree, Inc. (a)................    306,520      8,420,104
Cypress Semiconductor Corp.
  (a).........................    198,929      7,167,412
Fairchild Semiconductor
  International, Inc. (a).....    476,937      6,882,201
Integrated Device Technology,
  Inc. (a)....................    622,103      7,035,985
Intel Corp. ..................    265,354      7,074,338
International Rectifier Corp.
  (a).........................    214,848      7,298,386
Intersil Corp. (Class A)......    285,030      6,977,534
Linear Technology Corp. ......    223,676      7,119,607
LSI Logic Corp. (a)...........  1,303,051      6,919,201
Microchip Technology, Inc. ...    218,842      6,876,016
Micron Technology, Inc. (a)...    950,032      6,887,732
National Semiconductor
  Corp. ......................    305,998      6,927,795
NVIDIA Corp. (a)..............    203,428      6,920,620
ON Semiconductor Corp. (a)....    808,326      7,177,935
Sigma Designs, Inc. (a).......    118,408      6,536,122
Silicon Laboratories, Inc.
  (a).........................    193,430      7,240,085
Texas Instruments, Inc. ......    211,689      7,070,413
Xilinx, Inc. .................    320,207      7,002,927
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $189,933,644).........               162,540,167
                                            ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
STIC Prime Portfolio
  (Cost $538,159).............    538,159        538,159
                                            ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $190,471,803).........               163,078,326
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.......                  (212,434)
                                            ------------
NET ASSETS -- 100.0%..........              $162,865,892
                                            ============




(a)    Non-income producing security.


See accompanying notes to financial statements.

KBW REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.5%
REGIONAL BANKS -- 88.1%
Associated Bancorp............    118,079   $  3,198,760
BancorpSouth, Inc. ...........    164,305      3,879,241
Bank of Hawaii Corp. .........     77,339      3,955,116
Boston Private Financial
  Holdings, Inc. .............    130,295      3,528,389
Cathay General Bancorp........    115,433      3,057,820
Central Pacific Financial
  Corp. ......................    110,012      2,030,822
Citizens Republic Bancorp,
  Inc. .......................    210,474      3,053,978
City National Corp. ..........     55,645      3,313,660
Commerce Bancshares, Inc. ....     93,726      4,204,564
Cullen/Frost Bankers, Inc. ...     69,194      3,505,368
CVB Financial Corp. ..........    297,291      3,073,989
East West Bancorp, Inc. ......    111,280      2,696,314
F N B Corp. ..................    204,968      3,013,030
First Commonwealth Financial
  Corp. ......................    312,268      3,325,654
First Community Bancorp,
  Inc. .......................     74,683      3,079,927
First Horizon National
  Corp. ......................     90,967      1,651,051
First Midwest Bancorp, Inc. ..    113,995      3,488,247
FirstMerit Corp. .............    150,668      3,014,867
Frontier Financial Corp. .....    152,044      2,823,457
Fulton Financial Corp. .......    222,513      2,496,596
National Penn Bancshares,
  Inc. .......................    225,418      3,412,824
Old National Bancorp..........    184,627      2,762,020
Pacific Capital Bancorp.......    128,941      2,595,582
Prosperity Bancshares, Inc. ..    108,630      3,192,636
Provident Bankshares Corp. ...    118,079      2,525,710
Signature Bank (a)............    100,415      3,389,006
South Financial Group, Inc. ..    138,463      2,164,177
Sterling Bancshares, Inc. ....    290,521      3,242,214
Sterling Financial
  Corp. -- Washington.........    118,079      1,982,546
Susquehanna Bancshares,
  Inc. .......................    169,726      3,129,747
SVB Financial Group (a).......     82,798      4,173,019
Synovus Financial Corp. ......    139,874      3,368,166
TCF Financial Corp. ..........    150,668      2,701,477
The Colonial BancGroup,
  Inc. .......................    173,688      2,351,736
Trustmark Corp. ..............    135,739      3,442,341
UCBH Holdings, Inc. ..........    218,585      3,095,164
Umpqua Holdings Corp. ........    149,352      2,291,060
UnionBanCal Corp. ............     59,714      2,920,612
United Bankshares, Inc. ......    112,673      3,157,097
Valley National Bancorp.......    175,136      3,338,092
Westamerica Bancorp...........     76,002      3,385,889
Whitney Holding Corp. ........    122,141      3,193,987
Wilmington Trust Corp. .......     89,641      3,155,363
Wintrust Financial Corp. .....     76,002      2,517,946
                                            ------------
                                             133,879,261
                                            ------------
THRIFTS & MORTGAGE FINANCE -- 11.4%
Brookline Bancorp, Inc. ......    252,498      2,565,380
Corus Bankshares, Inc. .......    256,594      2,737,858
Hudson City Bancorp, Inc. ....    285,154      4,283,013
Provident Financial Services,
  Inc. .......................    214,547      3,093,768
Sovereign Bancorp, Inc. ......    167,026      1,904,096
Webster Financial Corp. ......     86,924      2,778,960
                                            ------------
                                              17,363,075
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $159,270,493).........               151,242,336
                                            ------------
SHORT TERM INVESTMENTS -- 2.1%
MONEY MARKET FUND -- 2.1%
STIC Prime Portfolio..........  3,211,597      3,211,597
Federated Prime Obligations
  Fund........................        104            104
                                ---------   ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,211,701)...........  3,211,701      3,211,701
                                ---------   ------------
TOTAL INVESTMENTS -- 101.6%
  (Cost $162,482,194).........               154,454,037
OTHER ASSETS AND
  LIABILITIES -- (1.6)%.......                (2,476,910)
                                            ------------
NET ASSETS -- 100.0%..........              $151,977,127
                                            ============




(a)    Non-income producing security.


See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


                                                          SPDR           SPDR            SPDR
                                                       DJ WILSHIRE   DJ WILSHIRE      DJ WILSHIRE
                                                      TOTAL MARKET    LARGE CAP    LARGE CAP GROWTH
                                                           ETF           ETF              ETF
                                                      ------------   -----------   ----------------
ASSETS
  Investments in securities of unaffiliated issuers,
     at value (Note 2)..............................  $126,931,450   $10,166,002     $321,926,063
  Investments in securities of affiliated issuers,
     at value (Note 3)..............................       239,134        22,330        1,378,857
                                                      ------------   -----------     ------------
     Total Investments..............................   127,170,584    10,188,332      323,304,920
  Cash..............................................            --            99               --
  Foreign currency, at value........................            --            --               --
  Receivable for investments sold...................            --            --          186,552
  Receivable for Fund Shares sold in-kind...........            --            --          115,224
  Dividends receivable (Note 2).....................       174,447        13,941          246,836
                                                      ------------   -----------     ------------
       TOTAL ASSETS.................................   127,345,031    10,202,372      323,853,532
                                                      ------------   -----------     ------------
LIABILITIES
  Payable for investments purchased.................            --            --          333,500
  Distributions payable.............................       533,234        60,756          669,700
  Accrued advisory fee (Note 3).....................        21,706         1,625           53,740
  Accrued trustees fee (Note 3).....................           388            30            2,010
                                                      ------------   -----------     ------------
       TOTAL LIABILITIES............................       555,328        62,411        1,058,950
                                                      ------------   -----------     ------------
       NET ASSETS...................................  $126,789,703   $10,139,961     $322,794,582
                                                      ============   ===========     ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..........................  $114,047,750   $10,009,070     $312,094,733
  Undistributed (distribution in excess of) net
     investment income..............................         8,573           525          (89,032)
  Accumulated net realized gain (loss) on
     investments and foreign currency transactions..    (8,839,942)       49,824      (17,655,762)
  Net unrealized appreciation (depreciation) on:
     Investments....................................    21,573,322        80,542       28,444,643
     Foreign currency...............................            --            --               --
                                                      ------------   -----------     ------------
       NET ASSETS...................................  $126,789,703   $10,139,961     $322,794,582
                                                      ============   ===========     ============
NET ASSET VALUE PER SHARE
  Net asset value per share.........................  $     105.65   $     67.60     $      58.69
                                                      ============   ===========     ============
  Shares outstanding (unlimited amount authorized,
     $0.01 par value)...............................     1,200,117       150,000        5,500,112
                                                      ============   ===========     ============
  Investments in securities, at cost................  $105,597,262   $10,107,790     $294,860,277
                                                      ============   ===========     ============
  Foreign currency, at cost.........................  $         --   $        --     $         --
                                                      ============   ===========     ============


--------------------------------------------------------------------------------


            SPDR             SPDR            SPDR              SPDR            SPDR             SPDR
        DJ WILSHIRE      DJ WILSHIRE      DJ WILSHIRE      DJ WILSHIRE     DJ WILSHIRE       DJ WILSHIRE
      LARGE CAP VALUE      MID CAP      MID CAP GROWTH    MID CAP VALUE     SMALL CAP     SMALL CAP GROWTH
            ETF              ETF              ETF              ETF             ETF               ETF
      ---------------    -----------    --------------    -------------    -----------    ----------------

        $128,862,922     $23,617,831      $47,085,835      $11,324,504     $ 9,242,416       $90,009,727
                  --              --               --               --              --                --
        ------------     -----------      -----------      -----------     -----------       -----------
         128,862,922      23,617,831       47,085,835       11,324,504       9,242,416        90,009,727
                  --           4,758           12,058              311              --                --
                  --              --               --               --              --                --
                  --              --               --               --              --                --
               1,155          27,401          147,629            5,025           1,089            27,262
             244,467          25,991           22,046           23,030          11,932            42,528
        ------------     -----------      -----------      -----------     -----------       -----------
         129,108,544      23,675,981       47,267,568       11,352,870       9,255,437        90,079,517
        ------------     -----------      -----------      -----------     -----------       -----------

             241,109          79,438          237,833           13,812          13,550            52,719
             895,904       1,151,130          769,866           65,241          30,471         1,544,484
              20,454           4,962            9,959            2,423           1,970            20,783
                 377              60              274              123              21               866
        ------------     -----------      -----------      -----------     -----------       -----------
           1,157,844       1,235,590        1,017,932           81,599          46,012         1,618,852
        ------------     -----------      -----------      -----------     -----------       -----------
        $127,950,700     $22,440,391      $46,249,636      $11,271,271     $ 9,209,425       $88,460,665
        ============     ===========      ===========      ===========     ===========       ===========

        $123,827,303     $21,088,942      $46,250,471      $13,269,826     $10,276,118       $94,300,000
              54,110           7,404            3,712           31,588           5,361            (6,291)

          (1,144,253)         35,447          412,438         (501,427)        151,636           746,138

           5,213,540       1,308,598         (416,985)      (1,528,716)     (1,223,690)       (6,579,182)
                  --              --               --               --              --                --
        ------------     -----------      -----------      -----------     -----------       -----------
        $127,950,700     $22,440,391      $46,249,636      $11,271,271     $ 9,209,425       $88,460,665
        ============     ===========      ===========      ===========     ===========       ===========

        $      82.53     $     56.10      $     66.07      $     56.36     $     61.40       $     98.28
        ============     ===========      ===========      ===========     ===========       ===========
           1,550,421         400,000          700,000          200,000         150,000           900,100
        ============     ===========      ===========      ===========     ===========       ===========
        $123,649,382     $22,309,233      $47,502,820      $12,853,220     $10,466,106       $96,588,909
        ============     ===========      ===========      ===========     ===========       ===========
        $         --     $        --      $        --      $        --     $        --       $        --
        ============     ===========      ===========      ===========     ===========       ===========






See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


                                                           SPDR             SPDR
                                                       DJ WILSHIRE           DJ              DJ
                                                     SMALL CAP VALUE   GLOBAL TITANS    WILSHIRE REIT
                                                           ETF              ETF              ETF
                                                     ---------------   -------------   --------------
ASSETS
  Investments in securities of unaffiliated
     issuers, at value (Note 2)....................    $ 96,741,964     $189,792,199   $1,238,015,325
  Investments in securities of affiliated issuers,
     at value (Note 3).............................              --               --               --
                                                       ------------     ------------   --------------
     Total Investments.............................      96,741,964      189,792,199    1,238,015,325
  Cash.............................................              --               --               --
  Foreign currency, at value.......................              --           58,199               --
  Receivable for investments sold..................         258,713               --               --
  Receivable for Fund Shares sold in-kind..........              --               --        1,339,006
  Receivable for foreign taxes recoverable.........              --            1,700               --
  Dividends receivable (Note 2)....................         213,845          368,756       11,191,785
                                                       ------------     ------------   --------------
       TOTAL ASSETS................................      97,214,522      190,220,854    1,250,546,116
                                                       ------------     ------------   --------------
LIABILITIES
  Payable for Fund Shares repurchased in-kind......              --               --               --
  Payable for investments purchased................         385,717               --        1,213,667
  Distributions payable............................       1,013,952          894,908       12,816,915
  Accrued advisory fee (Note 3)....................          20,695           80,561          259,343
  Accrued trustees fee (Note 3)....................             479              654            6,423
                                                       ------------     ------------   --------------
       TOTAL LIABILITIES...........................       1,420,843          976,123       14,296,348
                                                       ------------     ------------   --------------
       NET ASSETS..................................    $ 95,793,679     $189,244,731   $1,236,249,768
                                                       ============     ============   ==============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4).........................    $ 98,265,136     $175,927,986   $1,393,468,025
  Undistributed (distribution in excess of) net
     investment income.............................          30,737          (69,495)       2,763,070
  Accumulated net realized gain (loss) on
     investments and foreign currency
     transactions..................................       2,207,449       (4,348,576)     (16,470,217)
  Net unrealized appreciation (depreciation) on:
     Investments...................................      (4,709,643)      17,734,863     (143,511,110)
     Foreign currency..............................              --              (47)              --
                                                       ------------     ------------   --------------
       NET ASSETS..................................    $ 95,793,679     $189,244,731   $1,236,249,768
                                                       ============     ============   ==============
NET ASSET VALUE PER SHARE
  Net asset value per share........................    $      66.01     $      78.84   $        69.37
                                                       ============     ============   ==============
  Shares outstanding (unlimited amount authorized,
     $0.01 par value)..............................       1,451,131        2,400,253       17,820,536
                                                       ============     ============   ==============
  Investments in securities, at cost...............    $101,451,607     $172,059,036   $1,381,526,435
                                                       ============     ============   ==============
  Foreign currency, at cost........................    $         --     $     58,246   $           --
                                                       ============     ============   ==============


--------------------------------------------------------------------------------


                                                                                               SPDR
           KBW              KBW               KBW        MORGAN STANLEY        SPDR             S&P
          BANK        CAPITAL MARKETS      INSURANCE       TECHNOLOGY      S&P DIVIDEND       BIOTECH
           ETF              ETF               ETF              ETF              ETF             ETF
      ------------    ---------------    ------------    --------------    ------------    ------------

      $347,718,265      $150,909,264     $ 84,837,699     $266,289,465     $241,903,450    $273,402,114
        15,094,837         6,980,196               --               --               --              --
      ------------      ------------     ------------     ------------     ------------    ------------
       362,813,102       157,889,460       84,837,699      266,289,465      241,903,450     273,402,114
                --                --               --               --               --              --
                --                --               --               --               --              --
         2,088,283                --               --               --               --              --
                --                --               --               --               --              --
                --                --               --               --               --              11
           956,036           115,412          190,615          101,590          839,161             895
      ------------      ------------     ------------     ------------     ------------    ------------
       365,857,421       158,004,872       85,028,314      266,391,055      242,742,611     273,403,020
      ------------      ------------     ------------     ------------     ------------    ------------

            21,571                --               --               --               --              --
         2,128,689                --               --               --              327              --
         4,224,888           318,710          554,307           20,873        5,637,353          88,751
           119,505            49,876           31,386          112,973           68,501          74,154
             1,627               797              676            1,931            1,766           1,404
      ------------      ------------     ------------     ------------     ------------    ------------
         6,496,280           369,383          586,369          135,777        5,707,947         164,309
      ------------      ------------     ------------     ------------     ------------    ------------
      $359,361,141      $157,635,489     $ 84,441,945     $266,255,278     $237,034,664    $273,238,711
      ============      ============     ============     ============     ============    ============

      $412,101,421      $184,248,654     $ 98,895,019     $309,288,664     $257,025,896    $282,706,970
        (1,608,725)         (376,363)        (292,968)            (645)        (358,295)       (299,424)

        (4,445,369)      (15,866,812)        (503,286)     (51,600,429)      (5,547,016)     (5,303,624)

       (46,686,186)      (10,369,990)     (13,656,820)       8,567,688      (14,085,921)     (3,865,211)
                --                --               --               --               --              --
      ------------      ------------     ------------     ------------     ------------    ------------
      $359,361,141      $157,635,489     $ 84,441,945     $266,255,278     $237,034,664    $273,238,711
      ============      ============     ============     ============     ============    ============

      $      43.56      $      67.08     $      52.78     $      61.92     $      55.12    $      59.40
      ============      ============     ============     ============     ============    ============
         8,250,003         2,350,000        1,600,000        4,300,104        4,300,054       4,600,000
      ============      ============     ============     ============     ============    ============
      $409,499,288      $168,259,450     $ 98,494,519     $257,721,777     $255,989,371    $277,267,325
      ============      ============     ============     ============     ============    ============
      $         --      $         --     $         --     $         --     $         --    $         --
      ============      ============     ============     ============     ============    ============






See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                                         SPDR
                                                          SPDR           SPDR       S&P OIL & GAS
                                                           S&P       S&P METALS &    EQUIPMENT &
                                                      HOMEBUILDERS      MINING         SERVICES
                                                           ETF            ETF            ETF
                                                      ------------   ------------   -------------
ASSETS
  Investments in securities of unaffiliated issuers,
     at value (Note 2)..............................  $320,764,632   $282,083,553    $197,510,346
  Investments in securities of affiliated issuers,
     at value (Note 3)..............................            --             --              --
                                                      ------------   ------------    ------------
     Total Investments..............................   320,764,632    282,083,553     197,510,346
  Cash..............................................            --             --              --
  Foreign currency, at value........................            --             --              --
  Receivable for investments sold...................     1,320,451        894,398              --
  Dividends receivable (Note 2).....................       377,829        164,365          46,474
                                                      ------------   ------------    ------------
       TOTAL ASSETS.................................   322,462,912    283,142,316     197,556,820
                                                      ------------   ------------    ------------
LIABILITIES
  Payable for Fund Shares repurchased in-kind.......         1,355             --              --
  Payable for investments purchased.................     6,327,999        886,825              --
  Distributions payable.............................     1,181,227        554,206         605,702
  Accrued advisory fee (Note 3).....................        93,454         74,299          58,636
  Accrued trustees fee (Note 3).....................         2,256          1,985           1,007
                                                      ------------   ------------    ------------
       TOTAL LIABILITIES............................     7,606,291      1,517,315         665,345
                                                      ------------   ------------    ------------
       NET ASSETS...................................  $314,856,621   $281,625,001    $196,891,475
                                                      ============   ============    ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..........................  $376,860,362   $286,071,726    $177,751,647
  Undistributed (distribution in excess of) net
     investment income..............................       148,012        (39,985)         (1,789)
  Accumulated net realized gain (loss) on
     investments and foreign currency transactions..   (26,761,980)    (7,465,374)      1,624,498
  Net unrealized appreciation (depreciation) on:
     Investments....................................   (35,389,773)     3,058,634      17,517,119
     Foreign currency...............................            --             --              --
                                                      ------------   ------------    ------------
       NET ASSETS...................................  $314,856,621   $281,625,001    $196,891,475
                                                      ============   ============    ============
NET ASSET VALUE PER SHARE
  Net asset value per share.........................  $      19.32   $      69.54    $      40.60
                                                      ============   ============    ============
  Shares outstanding (unlimited amount authorized,
     $0.01 par value)...............................    16,300,000      4,050,001       4,850,000
                                                      ============   ============    ============
  Investments in securities, at cost................  $356,154,405   $279,024,919    $179,993,227
                                                      ============   ============    ============
  Foreign currency, at cost.........................  $         --   $         --    $         --
                                                      ============   ============    ============


--------------------------------------------------------------------------------


           SPDR
      S&P OIL & GAS          SPDR                              SPDR
      EXPLORATION &          S&P              SPDR             S&P         KBW REGIONAL
        PRODUCTION     PHARMACEUTICALS     S&P RETAIL     SEMICONDUCTOR       BANKING
           ETF               ETF               ETF             ETF              ETF
      -------------    ---------------    ------------    -------------    ------------

       $86,019,471        $8,433,607      $112,933,527     $163,078,326    $154,454,037
                --                --                --               --              --
       -----------        ----------      ------------     ------------    ------------
        86,019,471         8,433,607       112,933,527      163,078,326     154,454,037
                --               100                --               --              --
                --                --                --               --              --
                --                --                --               --           6,403
            21,457             3,451            98,201           21,886         805,079
       -----------        ----------      ------------     ------------    ------------
        86,040,928         8,437,158       113,031,728      163,100,212     155,265,519
       -----------        ----------      ------------     ------------    ------------

               309                --             3,417               --          34,089
                --                --           702,800               --              --
            50,522            16,800           116,493          186,160       3,177,030
            21,402             2,523            41,115           46,851          75,885
               695                75               961            1,309           1,388
       -----------        ----------      ------------     ------------    ------------
            72,928            19,398           864,786          234,320       3,288,392
       -----------        ----------      ------------     ------------    ------------
       $85,968,000        $8,417,760      $112,166,942     $162,865,892    $151,977,127
       ===========        ==========      ============     ============    ============

       $84,394,350        $8,874,059      $118,501,420     $194,879,106    $161,650,813
            (8,928)              (66)           56,423          (21,924)       (164,041)

           (92,968)          155,064        (2,178,565)      (4,597,813)     (1,481,488)

         1,675,546          (611,297)       (4,212,336)     (27,393,477)     (8,028,157)
                --                --                --               --              --
       -----------        ----------      ------------     ------------    ------------
       $85,968,000        $8,417,760      $112,166,942     $162,865,892    $151,977,127
       ===========        ==========      ============     ============    ============

       $     52.10        $    33.65      $      33.99     $      46.53    $      37.07
       ===========        ==========      ============     ============    ============
         1,650,000           250,132         3,300,000        3,500,000       4,100,005
       ===========        ==========      ============     ============    ============
       $84,343,925        $9,044,904      $117,145,863     $190,471,803    $162,482,194
       ===========        ==========      ============     ============    ============
                --                --                --               --              --
       ===========        ==========      ============     ============    ============






See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


                                                          SPDR           SPDR            SPDR
                                                       DJ WILSHIRE   DJ WILSHIRE      DJ WILSHIRE
                                                      TOTAL MARKET    LARGE CAP    LARGE CAP GROWTH
                                                           ETF           ETF              ETF
                                                      ------------   -----------   ----------------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated
     issuers (Note 2)...............................   $ 1,199,584    $  99,448       $1,367,279
  Dividend income on securities of affiliated
     issuers (Note 3)...............................         1,221          112            5,327
  Foreign taxes withheld............................           (30)          (9)            (320)
                                                       -----------    ---------       ----------
  TOTAL INVESTMENT INCOME...........................     1,200,775       99,551        1,372,286
                                                       -----------    ---------       ----------
EXPENSES
  Advisory fee (Note 3).............................       129,663       10,245          274,560
  Trustees fee (Note 3).............................         3,203          253            6,783
                                                       -----------    ---------       ----------
  TOTAL EXPENSES....................................       132,866       10,498          281,343
                                                       -----------    ---------       ----------
  NET INVESTMENT INCOME (LOSS)......................     1,067,909       89,053        1,090,943
                                                       -----------    ---------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of unaffiliated
       issuers......................................     2,934,297      778,550        3,824,431
     Investments in securities of affiliated
       issuers......................................         2,802        3,104           16,369
     Foreign currency transactions..................            --           --               --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments....................................    (6,326,052)    (969,153)       2,535,665
     Foreign currency...............................            --           --               --
                                                       -----------    ---------       ----------
       NET REALIZED AND UNREALIZED GAIN (LOSS) ON
          INVESTMENTS AND FOREIGN CURRENCY..........    (3,388,953)    (187,499)       6,376,465
                                                       -----------    ---------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................   $(2,321,044)   $ (98,446)      $7,467,408
                                                       ===========    =========       ==========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


            SPDR                SPDR               SPDR                 SPDR                                    SPDR
        DJ WILSHIRE         DJ WILSHIRE         DJ WILSHIRE         DJ WILSHIRE             SPDR             DJ WILSHIRE
      LARGE CAP VALUE         MID CAP         MID CAP GROWTH       MID CAP VALUE        DJ WILSHIRE       SMALL CAP GROWTH
            ETF                 ETF                 ETF                 ETF            SMALL CAP ETF             ETF
      ---------------       -----------       --------------       -------------       -------------      ----------------


        $  1,942,335        $   169,349         $   114,078         $   211,362         $    85,557         $    293,736
                  --                 --                  --                  --                  --                   --
                 (74)               (59)                 --                (101)                (17)                 (43)
        ------------        -----------         -----------         -----------         -----------         ------------
           1,942,261            169,290             114,078             211,261              85,540              293,693
        ------------        -----------         -----------         -----------         -----------         ------------

             134,037             30,395              50,754              21,028              14,758              131,070
               3,311                600               1,003                 415                 292                2,590
        ------------        -----------         -----------         -----------         -----------         ------------
             137,348             30,995              51,757              21,443              15,050              133,660
        ------------        -----------         -----------         -----------         -----------         ------------
           1,804,913            138,295              62,321             189,818              70,490              160,033
        ------------        -----------         -----------         -----------         -----------         ------------



           7,647,562            673,976           2,142,970          (1,041,389)            650,436           13,216,371
                  --                 --                  --                  --                  --                   --
                  --                 --                  --                  --                  --                   --

         (16,139,634)        (2,213,574)         (4,467,070)           (970,013)         (1,576,785)         (18,746,105)
                  --                 --                  --                  --                  --                   --
        ------------        -----------         -----------         -----------         -----------         ------------

          (8,492,072)        (1,539,598)         (2,324,100)         (2,011,402)           (926,349)          (5,529,734)
        ------------        -----------         -----------         -----------         -----------         ------------

        $ (6,687,159)       $(1,401,303)        $(2,261,779)        $(1,821,584)        $  (855,859)        $ (5,369,701)
        ============        ===========         ===========         ===========         ===========         ============


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


                                                           SPDR             SPDR
                                                       DJ WILSHIRE           DJ              DJ
                                                     SMALL CAP VALUE   GLOBAL TITANS   WILSHIRE REIT
                                                           ETF              ETF             ETF
                                                     ---------------   -------------   -------------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated
     issuers (Note 2)..............................    $  1,288,591     $ 2,264,279    $  31,341,343
  Dividend income on securities of affiliated
     issuers (Note 3)..............................              --              --               --
  Foreign taxes withheld...........................            (171)        (59,016)              --
                                                       ------------     -----------    -------------
  TOTAL INVESTMENT INCOME..........................       1,288,420       2,205,263       31,341,343
                                                       ------------     -----------    -------------
EXPENSES
  Advisory fee (Note 3)............................         133,341         458,098        1,536,122
  Trustees fee (Note 3)............................           2,635           4,527           30,359
                                                       ------------     -----------    -------------
  TOTAL EXPENSES...................................         135,976         462,625        1,566,481
                                                       ------------     -----------    -------------
  NET INVESTMENT INCOME (LOSS).....................       1,152,444       1,742,638       29,774,862
                                                       ------------     -----------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of unaffiliated
       issuers.....................................       4,289,752         723,582       25,700,376
     Investments in securities of affiliated
       issuers.....................................              --              --               --
     Foreign currency transactions.................              --           7,107               --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments...................................     (17,794,582)     (1,220,950)    (208,384,354)
     Foreign currency..............................              --            (806)              --
                                                       ------------     -----------    -------------
       NET REALIZED AND UNREALIZED GAIN (LOSS) ON
          INVESTMENTS AND FOREIGN CURRENCY.........     (13,504,830)       (491,067)    (182,683,978)
                                                       ------------     -----------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................    $(12,352,386)    $ 1,251,571    $(152,909,116)
                                                       ============     ===========    =============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------




           KBW              KBW               KBW        MORGAN STANLEY        SPDR            SPDR
          BANK        CAPITAL MARKETS      INSURANCE       TECHNOLOGY      S&P DIVIDEND    S&P BIOTECH
           ETF              ETF               ETF              ETF              ETF            ETF
      ------------    ---------------    ------------    --------------    ------------    -----------

      $  4,160,528      $  1,008,560     $  1,492,401      $   592,118     $  4,761,976    $     3,815
            55,899            35,077               --               --               --             --
                --                --               --           (4,447)              --             --
      ------------      ------------     ------------      -----------     ------------    -----------
         4,216,427         1,043,637        1,492,401          587,671        4,761,976          3,815
      ------------      ------------     ------------      -----------     ------------    -----------

           356,404           313,784          199,346          562,022          442,816        299,921
             3,443             4,430            2,814            5,422            6,251          3,319
      ------------      ------------     ------------      -----------     ------------    -----------
           359,847           318,214          202,160          567,444          449,067        303,240
      ------------      ------------     ------------      -----------     ------------    -----------
         3,856,580           725,423        1,290,241           20,227        4,312,909       (299,425)
      ------------      ------------     ------------      -----------     ------------    -----------


       (23,592,872)      (15,294,707)      (1,930,297)      (3,704,839)      (3,226,787)    17,175,506
            34,161         1,041,487               --               --               --             --
                --                --               --               --               --             --

       (43,956,188)       (5,193,335)     (12,649,396)       1,337,133      (24,470,130)     2,724,153
                --                --               --               --               --             --
      ------------      ------------     ------------      -----------     ------------    -----------

       (67,514,899)      (19,446,555)     (14,579,693)      (2,367,706)     (27,696,917)    19,899,659
      ------------      ------------     ------------      -----------     ------------    -----------

      $(63,658,319)     $(18,721,132)    $(13,289,452)     $(2,347,479)    $(23,384,008)   $19,600,234
      ============      ============     ============      ===========     ============    ===========


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                                          SPDR
                                                           SPDR           SPDR       S&P OIL & GAS
                                                           S&P        S&P METALS &    EQUIPMENT &
                                                       HOMEBUILDERS      MINING         SERVICES
                                                           ETF             ETF            ETF
                                                      -------------   ------------   -------------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated
     issuers (Note 2)...............................  $   2,115,796    $ 1,032,912    $   469,509
  Dividend income on securities of affiliated
     issuers (Note 3)...............................             --             --             --
  Foreign taxes withheld............................             --             --             --
                                                      -------------    -----------    -----------
  TOTAL INVESTMENT INCOME...........................      2,115,796      1,032,912        469,509
                                                      -------------    -----------    -----------
EXPENSES
  Advisory fee (Note 3).............................        462,763        399,604        331,303
  Trustees fee (Note 3).............................          6,494          5,244          3,875
                                                      -------------    -----------    -----------
  TOTAL EXPENSES....................................        469,257        404,848        335,178
                                                      -------------    -----------    -----------
  NET INVESTMENT INCOME (LOSS)......................      1,646,539        628,064        134,331
                                                      -------------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of unaffiliated
       issuers......................................   (170,740,167)    10,672,988     12,389,134
     Investments in securities of affiliated
       issuers......................................             --             --             --
     Foreign currency transactions..................             --             --             --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments....................................      9,702,440     11,470,225      4,267,501
     Foreign currency...............................             --             --             --
                                                      -------------    -----------    -----------
       NET REALIZED AND UNREALIZED GAIN (LOSS) ON
          INVESTMENTS AND FOREIGN CURRENCY..........   (161,037,727)    22,143,213     16,656,635
                                                      -------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................  $(159,391,188)   $22,771,277    $16,790,966
                                                      =============    ===========    ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


           SPDR
      S&P OIL & GAS          SPDR                              SPDR             KBW
      EXPLORATION &          S&P              SPDR             S&P           REGIONAL
        PRODUCTION     PHARMACEUTICALS     S&P RETAIL     SEMICONDUCTOR       BANKING
           ETF               ETF               ETF             ETF              ETF
      -------------    ---------------    ------------    -------------    ------------

        $  223,932        $  50,099       $    419,958     $    566,163    $  2,921,833
                --               --                 --               --              --
                --               --                 --               --              --
        ----------        ---------       ------------     ------------    ------------
           223,932           50,099            419,958          566,163       2,921,833
        ----------        ---------       ------------     ------------    ------------


           138,397           14,916            184,719          262,287         285,060
             1,507              210              2,568            3,683           2,974
        ----------        ---------       ------------     ------------    ------------
           139,904           15,126            187,287          265,970         288,034
        ----------        ---------       ------------     ------------    ------------
            84,028           34,973            232,671          300,193       2,633,799
        ----------        ---------       ------------     ------------    ------------



         6,785,614          192,381        (17,748,985)       6,523,911     (24,214,251)
                --               --                 --               --              --
                --               --                 --               --              --


         3,077,952         (670,925)        (2,660,246)     (26,307,097)     (4,975,393)
                --               --                 --               --              --
        ----------        ---------       ------------     ------------    ------------

         9,863,566         (478,544)       (20,409,231)     (19,783,186)    (29,189,644)
        ----------        ---------       ------------     ------------    ------------

        $9,947,594        $(443,571)      $(20,176,560)    $(19,482,993)   $(26,555,845)
        ==========        =========       ============     ============    ============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                     SPDR DJ WILSHIRE             SPDR DJ WILSHIRE
                                                       TOTAL MARKET                   LARGE CAP
                                                           ETF                           ETF
                                               ---------------------------   --------------------------
                                                FOR THE SIX                   FOR THE SIX
                                               MONTHS ENDED                  MONTHS ENDED
                                                12/31/2007     YEAR ENDED     12/31/2007     YEAR ENDED
                                                (UNAUDITED)     6/30/2007     (UNAUDITED)    6/30/2007
                                               ------------   ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...............  $  1,067,909   $  1,842,838    $    89,053   $   169,116
  Net realized gain (loss) on investments and
     foreign currency transactions...........     2,937,099        793,275        781,654       708,918
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions...........    (6,326,052)    18,004,133       (969,153)    1,023,788
                                               ------------   ------------    -----------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............    (2,321,044)    20,640,246        (98,446)    1,901,822
                                               ------------   ------------    -----------   -----------
  Net equalization credits and charges.......           501             --            203            --
                                               ------------   ------------    -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income......................    (1,066,712)    (1,845,167)       (88,607)     (168,614)
  Net realized gains.........................            --             --        (15,041)           --
                                               ------------   ------------    -----------   -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS........    (1,066,712)    (1,845,167)      (103,648)     (168,614)
                                               ------------   ------------    -----------   -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.......     5,536,101     15,006,446      6,883,341     9,163,407
  Net proceeds from reinvestment of shares
     issued..................................            --            307             --            --
  Cost of shares redeemed....................    (5,576,845)            --     (6,878,146)   (6,376,567)
  Net income equalization....................          (501)            --           (203)           --
                                               ------------   ------------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS...........       (41,245)    15,006,753          4,992     2,786,840
                                               ------------   ------------    -----------   -----------
  Net increase (decrease) in net assets
     during year.............................    (3,428,500)    33,801,832       (196,899)    4,520,048
  Net assets at beginning of year............   130,218,203     96,416,371     10,336,860     5,816,812
                                               ------------   ------------    -----------   -----------
NET ASSETS END OF YEAR(1)....................  $126,789,703   $130,218,203    $10,139,961   $10,336,860
                                               ============   ============    ===========   ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold................................        50,000        150,000        100,000       150,000
  Shares issued to shareholders from
     reinvestment of distributions...........            --              3             --            --
  Shares redeemed............................       (50,000)            --       (100,000)     (100,000)
                                               ------------   ------------    -----------   -----------
NET INCREASE (DECREASE)......................            --        150,003             --        50,000
                                               ============   ============    ===========   ===========
(1) Including undistributed (distribution in
    excess of) net investment income.........  $      8,573   $      7,376    $       525   $        79
                                               ============   ============    ===========   ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


            SPDR DJ WILSHIRE                SPDR DJ WILSHIRE                SPDR DJ WILSHIRE
            LARGE CAP GROWTH                 LARGE CAP VALUE                    MID CAP
                   ETF                             ETF                            ETF
      ----------------------------    ----------------------------    ---------------------------
       FOR THE SIX                     FOR THE SIX                     FOR THE SIX
      MONTHS ENDED                    MONTHS ENDED                    MONTHS ENDED
       12/31/2007      YEAR ENDED      12/31/2007      YEAR ENDED      12/31/2007      YEAR ENDED
       (UNAUDITED)      6/30/2007      (UNAUDITED)      6/30/2007      (UNAUDITED)     6/30/2007
      ------------    ------------    ------------    ------------    ------------    -----------


      $  1,090,943    $  1,821,075    $  1,804,913    $  3,334,890     $   138,295    $   267,321

         3,840,800      10,459,156       7,647,562       7,429,989         673,976        687,830

         2,535,665      21,326,489     (16,139,634)     15,568,632      (2,213,574)     2,901,700
      ------------    ------------    ------------    ------------     -----------    -----------

         7,467,408      33,606,720      (6,687,159)     26,333,511      (1,401,303)     3,856,851
      ------------    ------------    ------------    ------------     -----------    -----------
            80,481         (28,078)        (97,411)         41,072              --             --
      ------------    ------------    ------------    ------------     -----------    -----------

        (1,201,869)     (1,814,493)     (1,755,555)     (3,347,062)       (130,891)      (275,283)
                --              --              --              --      (1,081,382)      (236,356)
      ------------    ------------    ------------    ------------     -----------    -----------
        (1,201,869)     (1,814,493)     (1,755,555)     (3,347,062)     (1,212,273)      (511,639)
      ------------    ------------    ------------    ------------     -----------    -----------

       104,597,578     109,089,093      21,267,951      44,322,926              --      5,759,274
                --              --           2,309          13,689              --             --
       (11,776,123)    (54,526,527)    (34,124,211)    (20,508,195)             --             --
           (80,481)         28,078          97,411         (41,072)             --             --
      ------------    ------------    ------------    ------------     -----------    -----------

        92,740,974      54,590,644     (12,756,540)     23,787,348              --      5,759,274
      ------------    ------------    ------------    ------------     -----------    -----------
        99,086,994      86,354,793     (21,296,665)     46,814,869      (2,613,576)     9,104,486
       223,707,588     137,352,795     149,247,365     102,432,496      25,053,967     15,949,481
      ------------    ------------    ------------    ------------     -----------    -----------
      $322,794,582    $223,707,588    $127,950,700    $149,247,365     $22,440,391    $25,053,967
      ============    ============    ============    ============     ===========    ===========

         1,800,000       2,100,000         250,000         550,000              --        100,000

                --              --              26             159              --             --
          (200,000)     (1,000,000)       (400,000)       (250,000)             --             --
      ------------    ------------    ------------    ------------     -----------    -----------
         1,600,000       1,100,000        (149,974)        300,159              --        100,000
      ============    ============    ============    ============     ===========    ===========

      $    (89,032)   $     21,894    $     54,110    $      4,752     $     7,404    $        --
      ============    ============    ============    ============     ===========    ===========


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                      SPDR DJ WILSHIRE              SPDR DJ WILSHIRE
                                                       MID CAP GROWTH                MID CAP VALUE
                                                             ETF                          ETF
                                                 --------------------------   ---------------------------
                                                  FOR THE SIX                  FOR THE SIX
                                                 MONTHS ENDED                 MONTHS ENDED
                                                  12/31/2007     YEAR ENDED    12/31/2007     YEAR ENDED
                                                  (UNAUDITED)    6/30/2007     (UNAUDITED)     6/30/2007
                                                 ------------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).................   $    62,321   $   179,606    $   189,818   $    221,134
  Net realized gain (loss) on investments and
     foreign currency transactions.............     2,142,970       985,011     (1,041,389)     1,494,953
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions.....................    (4,467,070)    3,275,313       (970,013)      (651,846)
                                                  -----------   -----------    -----------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS.................    (2,261,779)    4,439,930     (1,821,584)     1,064,241
                                                  -----------   -----------    -----------   ------------
  Net equalization credits and charges.........         1,762            --        (25,215)        (2,861)
                                                  -----------   -----------    -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................       (58,609)     (182,525)      (158,230)      (221,484)
  Net realized gains...........................      (726,522)     (526,548)            --       (124,635)
                                                  -----------   -----------    -----------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS..........      (785,131)     (709,073)      (158,230)      (346,119)
                                                  -----------   -----------    -----------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.........    35,084,459            --             --     47,988,467
  Net proceeds from reinvestment of shares
     issued....................................            --            --             --             --
  Cost of shares redeemed......................    (9,894,254)           --     (5,678,054)   (37,971,705)
  Net income equalization......................        (1,762)           --         25,215          2,861
                                                  -----------   -----------    -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS.............    25,188,443            --     (5,652,839)    10,019,623
                                                  -----------   -----------    -----------   ------------
  Net increase (decrease) in net assets during
     year......................................    22,143,295     3,730,857     (7,657,868)    10,734,884
  Net assets at beginning of year..............    24,106,341    20,375,484     18,929,139      8,194,255
                                                  -----------   -----------    -----------   ------------
NET ASSETS END OF YEAR(1)......................   $46,249,636   $24,106,341    $11,271,271   $ 18,929,139
                                                  ===========   ===========    ===========   ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold..................................       500,000            --             --        750,000
  Shares issued to shareholders from
     reinvestment of distributions.............            --            --             --             --
  Shares redeemed..............................      (150,000)           --       (100,000)      (600,000)
                                                  -----------   -----------    -----------   ------------
NET INCREASE (DECREASE)........................       350,000            --       (100,000)       150,000
                                                  ===========   ===========    ===========   ============
(1) Including undistributed (distribution in
    excess of) net investment income...........   $     3,712   $        --    $    31,588   $         --
                                                  ===========   ===========    ===========   ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


            SPDR DJ WILSHIRE                SPDR DJ WILSHIRE                SPDR DJ WILSHIRE
                SMALL CAP                   SMALL CAP GROWTH                 SMALL CAP VALUE
                   ETF                             ETF                             ETF
      ----------------------------    ----------------------------    ----------------------------
       FOR THE SIX                     FOR THE SIX                     FOR THE SIX
      MONTHS ENDED                    MONTHS ENDED                    MONTHS ENDED
       12/31/2007      YEAR ENDED      12/31/2007      YEAR ENDED      12/31/2007      YEAR ENDED
       (UNAUDITED)      6/30/2007      (UNAUDITED)      6/30/2007      (UNAUDITED)      6/30/2007
      ------------    ------------    ------------    ------------    ------------    ------------


       $    70,490    $    175,297    $    160,033    $    175,060    $  1,152,444    $  2,294,976

           650,436       2,496,075      13,216,371       6,353,129       4,289,752       9,865,477

        (1,576,785)       (613,589)    (18,746,105)      6,534,574     (17,794,582)      3,341,811
       -----------    ------------    ------------    ------------    ------------    ------------
          (855,859)      2,057,783      (5,369,701)     13,062,763     (12,352,386)     15,502,264
       -----------    ------------    ------------    ------------    ------------    ------------
            (3,351)             --          (2,988)             --         (48,781)         24,919
       -----------    ------------    ------------    ------------    ------------    ------------

           (65,620)       (197,754)       (166,324)       (166,913)     (1,121,707)     (2,478,791)
                --        (285,598)     (1,492,119)             --        (424,791)        (20,105)
       -----------    ------------    ------------    ------------    ------------    ------------
           (65,620)       (483,352)     (1,658,443)       (166,913)     (1,546,498)     (2,498,896)
       -----------    ------------    ------------    ------------    ------------    ------------


         6,281,116       6,174,414      52,578,380      19,029,520              --      39,825,267
                --              --              --              --           2,976          15,128
        (6,134,985)    (23,876,795)    (45,497,502)    (21,922,543)    (10,400,258)    (34,097,726)
             3,351              --           2,988              --          48,781         (24,919)
       -----------    ------------    ------------    ------------    ------------    ------------

           149,482     (17,702,381)      7,083,866      (2,893,023)    (10,348,501)      5,717,750
       -----------    ------------    ------------    ------------    ------------    ------------
          (775,348)    (16,127,950)         52,734      10,002,827     (24,296,166)     18,746,037
         9,984,773      26,112,723      88,407,931      78,405,104     120,089,845     101,343,808
       -----------    ------------    ------------    ------------    ------------    ------------
       $ 9,209,425    $  9,984,773    $ 88,460,665    $ 88,407,931    $ 95,793,679    $120,089,845
       ===========    ============    ============    ============    ============    ============

           100,000         100,000         500,000         200,000              --         550,000

                --              --              --              --              41             213
          (100,000)       (400,000)       (450,000)       (250,000)       (150,000)       (500,000)
       -----------    ------------    ------------    ------------    ------------    ------------
                --        (300,000)         50,000         (50,000)       (149,959)         50,213
       ===========    ============    ============    ============    ============    ============

       $     5,361    $        491    $     (6,291)   $         --    $     30,737    $         --
       ===========    ============    ============    ============    ============    ============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                SPDR DJ GLOBAL TITANS              DJ WILSHIRE REIT
                                                         ETF                             ETF
                                             ---------------------------   -------------------------------
                                              FOR THE SIX                    FOR THE SIX
                                             MONTHS ENDED                   MONTHS ENDED
                                              12/31/2007     YEAR ENDED      12/31/2007       YEAR ENDED
                                              (UNAUDITED)     6/30/2007      (UNAUDITED)       6/30/2007
                                             ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).............  $  1,742,638   $  3,518,711   $   29,774,862   $   38,563,171
  Net realized gain (loss) on investments
     and foreign currency transactions.....       730,689      6,772,091       25,700,376      163,455,318
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions.........    (1,221,756)    15,508,943     (208,384,354)     (85,400,955)
                                             ------------   ------------   --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS.............     1,251,571     25,799,745     (152,909,116)     116,617,534
                                             ------------   ------------   --------------   --------------
  Net equalization credits and charges.....        76,512             --        1,466,910         (250,807)
                                             ------------   ------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................    (1,890,014)    (3,479,335)     (27,011,792)     (49,596,076)
  Net realized gains.......................            --             --               --       (7,909,615)
                                             ------------   ------------   --------------   --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS......    (1,890,014)    (3,479,335)     (27,011,792)     (57,505,691)
                                             ------------   ------------   --------------   --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.....    23,623,580    104,749,936      332,230,910      555,039,289
  Net proceeds from reinvestment of shares
     issued................................         1,304          5,193          123,914          905,073
  Cost of shares redeemed..................    (3,849,946)   (34,011,281)    (164,077,251)    (416,374,903)
  Net income equalization..................       (76,512)            --       (1,466,910)         250,807
                                             ------------   ------------   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS.........    19,698,426     70,743,848      166,810,663      139,820,266
                                             ------------   ------------   --------------   --------------
  Net increase (decrease) in net assets
     during year...........................    19,136,495     93,064,258      (11,643,335)     198,681,302
  Net assets at beginning of year..........   170,108,236     77,043,978    1,247,893,103    1,049,211,801
                                             ------------   ------------   --------------   --------------
NET ASSETS END OF YEAR (1).................  $189,244,731   $170,108,236   $1,236,249,768   $1,247,893,103
                                             ============   ============   ==============   ==============
SHARES OF BENEFICIAL INTEREST:
  Shares sold..............................       300,000      1,450,000        4,400,000        6,300,000
  Shares issued to shareholders from
     reinvestment of distributions.........            16             69            1,482           10,657
  Shares redeemed..........................       (50,000)      (450,000)      (2,000,000)      (4,700,000)
                                             ------------   ------------   --------------   --------------
NET INCREASE (DECREASE)....................       250,016      1,000,069        2,401,482        1,610,657
                                             ============   ============   ==============   ==============
(1) Including undistributed (distribution
     in excess of) net investment income...  $    (69,495)  $     77,881   $    2,763,070   $           --
                                             ============   ============   ==============   ==============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------



                  KBW BANK                        KBW CAPITAL MARKETS                    KBW INSURANCE
                     ETF                                  ETF                                 ETF
      --------------------------------    ----------------------------------    ------------------------------
        FOR THE SIX                         FOR THE SIX                          FOR THE SIX
        MONTHS ENDED                        MONTHS ENDED                         MONTHS ENDED
         12/31/2007        YEAR ENDED        12/31/2007         YEAR ENDED        12/31/2007       YEAR ENDED
        (UNAUDITED)        6/30/2007        (UNAUDITED)         6/30/2007        (UNAUDITED)       6/30/2007
      ---------------    -------------    ---------------    ---------------    -------------    -------------


      $     3,856,580    $   2,487,148    $       725,423    $       552,905    $   1,290,241    $     831,334

          (23,558,711)         785,917        (14,253,220)        17,603,929       (1,930,297)       9,669,310

          (43,956,188)      (2,767,709)        (5,193,335)        (1,139,961)     (12,649,396)        (296,738)
      ---------------    -------------    ---------------    ---------------    -------------    -------------

          (63,658,319)         505,356        (18,721,132)        17,016,873      (13,289,452)      10,203,906
      ---------------    -------------    ---------------    ---------------    -------------    -------------
            1,564,820          302,006            371,924            (68,452)         286,068          (24,776)
      ---------------    -------------    ---------------    ---------------    -------------    -------------

           (5,465,305)      (2,854,256)        (1,178,563)          (471,679)      (1,649,858)        (784,052)
                   --               --                 --                 --               --               --
      ---------------    -------------    ---------------    ---------------    -------------    -------------
           (5,465,305)      (2,854,256)        (1,178,563)          (471,679)      (1,649,858)        (784,052)
      ---------------    -------------    ---------------    ---------------    -------------    -------------

        1,835,736,315      803,785,739      1,751,685,391      1,537,015,227      288,498,864      254,207,057
                   --              174                 --                 --               --               --
       (1,479,319,962)    (877,124,620)    (1,660,153,339)    (1,518,116,253)    (248,530,500)    (240,069,219)
           (1,564,820)        (302,006)          (371,924)            68,452         (286,068)          24,776
      ---------------    -------------    ---------------    ---------------    -------------    -------------

          354,851,533      (73,640,713)        91,160,128         18,967,426       39,682,296       14,162,614
      ---------------    -------------    ---------------    ---------------    -------------    -------------
          287,292,729      (75,687,607)        71,632,357         35,444,168       25,029,054       23,557,692
           72,068,412      147,756,019         86,003,132         50,558,964       59,412,891       35,855,199
      ---------------    -------------    ---------------    ---------------    -------------    -------------
      $   359,361,141    $  72,068,412    $   157,635,489    $    86,003,132    $  84,441,945    $  59,412,891
      ===============    =============    ===============    ===============    =============    =============

           36,450,000       14,000,000         26,500,000         22,550,000        5,150,000        4,600,000

                   --                3                 --                 --               --               --
          (29,500,000)     (15,450,000)       (25,400,000)       (22,200,000)      (4,550,000)      (4,300,000)
      ---------------    -------------    ---------------    ---------------    -------------    -------------
            6,950,000       (1,449,997)         1,100,000            350,000          600,000          300,000
      ===============    =============    ===============    ===============    =============    =============

      $    (1,608,725)   $          --    $      (376,363)   $        76,777    $    (292,968)   $      66,649
      ===============    =============    ===============    ===============    =============    =============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                    MORGAN STANLEY                      SPDR
                                                      TECHNOLOGY                    S&P DIVIDEND
                                                          ETF                           ETF
                                             ----------------------------   ---------------------------
                                              FOR THE SIX                    FOR THE SIX
                                             MONTHS ENDED                   MONTHS ENDED
                                              12/31/2007      YEAR ENDED     12/31/2007     YEAR ENDED
                                              (UNAUDITED)     6/30/2007      (UNAUDITED)     6/30/2007
                                             ------------   -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).............  $     20,227   $     158,374   $  4,312,909   $  6,209,467
  Net realized gain (loss) on investments
     and foreign currency transactions.....    (3,704,839)      5,471,921     (3,226,787)     8,530,407
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions.........     1,337,133      29,817,119    (24,470,130)     8,802,514
                                             ------------   -------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS.............    (2,347,479)     35,447,414    (23,384,008)    23,542,388
                                             ------------   -------------   ------------   ------------
  Net equalization credits and charges.....       (17,267)          4,169        (25,679)       388,687
                                             ------------   -------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................       (20,872)       (158,374)    (4,671,204)    (6,448,421)
  Net realized gains.......................            --              --     (3,272,942)            --
  Return of capital........................            --         (38,806)            --             --
                                             ------------   -------------   ------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS......       (20,872)       (197,180)    (7,944,146)    (6,448,421)
                                             ------------   -------------   ------------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.....    79,812,757     117,844,970     20,029,709    207,904,033
  Net proceeds from reinvestment of shares
     issued................................            --             124            492          2,730
  Cost of shares redeemed..................            --    (109,157,488)   (26,986,453)   (49,944,274)
  Net income equalization..................        17,267          (4,169)        25,679       (388,687)
                                             ------------   -------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS.........    79,830,024       8,683,437     (6,930,573)   157,573,802
                                             ------------   -------------   ------------   ------------
  Net increase (decrease) in net assets
     during year...........................    77,444,406      43,937,840    (38,284,406)   175,056,456
  Net assets at beginning of year..........   188,810,872     144,873,032    275,319,070    100,262,614
                                             ------------   -------------   ------------   ------------
NET ASSETS END OF YEAR (1).................  $266,255,278   $ 188,810,872   $237,034,664   $275,319,070
                                             ============   =============   ============   ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold..............................     1,250,000       2,100,000        350,000      3,450,000
  Shares issued to shareholders from
     reinvestment of distributions.........            --               2              8             44
  Shares redeemed..........................            --      (2,000,000)      (450,000)      (850,000)
                                             ------------   -------------   ------------   ------------
NET INCREASE (DECREASE)....................     1,250,000         100,002        (99,992)     2,600,044
                                             ============   =============   ============   ============
(1) Including undistributed (distribution
     in excess of) net investment income...  $       (645)  $          --   $   (358,295)  $         --
                                             ============   =============   ============   ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                   SPDR                               SPDR                                SPDR
               S&P BIOTECH                      S&P HOMEBUILDERS                   S&P METALS & MINING
                   ETF                                 ETF                                 ETF
      -----------------------------    ----------------------------------    ------------------------------
       FOR THE SIX                       FOR THE SIX                          FOR THE SIX
       MONTHS ENDED                      MONTHS ENDED                         MONTHS ENDED
        12/31/2007      YEAR ENDED        12/31/2007         YEAR ENDED        12/31/2007       YEAR ENDED
       (UNAUDITED)       6/30/2007       (UNAUDITED)         6/30/2007        (UNAUDITED)       6/30/2007
      -------------    ------------    ---------------    ---------------    -------------    -------------


      $    (299,425)   $    327,760    $     1,646,539    $     1,558,884    $     628,064    $     533,224

         17,175,506       9,270,993       (170,740,167)       (25,611,868)      10,672,988       27,883,688

          2,724,153      (4,805,604)         9,702,440        (29,785,794)      11,470,225      (11,797,707)
      -------------    ------------    ---------------    ---------------    -------------    -------------

         19,600,234       4,793,149       (159,391,188)       (53,838,778)      22,771,277       16,619,205
      -------------    ------------    ---------------    ---------------    -------------    -------------
           (159,772)       (105,066)          (467,452)            84,633          (62,373)         (81,653)
      -------------    ------------    ---------------    ---------------    -------------    -------------

            (88,751)       (239,008)        (1,498,527)        (1,687,070)        (834,585)        (378,042)
                 --              --                 --                 --               --               --
                 --              --                 --                 --               --               --
      -------------    ------------    ---------------    ---------------    -------------    -------------
            (88,751)       (239,008)        (1,498,527)        (1,687,070)        (834,585)        (378,042)
      -------------    ------------    ---------------    ---------------    -------------    -------------

        312,996,469     154,300,757      2,794,055,529      3,940,261,605      509,858,179      609,603,348
                 --              --                 --                 --               63               --
       (166,226,091)    (81,732,654)    (2,649,376,260)    (3,719,576,217)    (453,709,849)    (452,354,936)
            159,772         105,066            467,452            (84,633)          62,373           81,653
      -------------    ------------    ---------------    ---------------    -------------    -------------

        146,930,150      72,673,169        145,146,721        220,600,755       56,210,766      157,330,065
      -------------    ------------    ---------------    ---------------    -------------    -------------
        166,281,861      77,122,244        (16,210,446)       165,159,540       78,085,085      173,489,575
        106,956,850      29,834,606        331,067,067        165,907,527      203,539,916       30,050,341
      -------------    ------------    ---------------    ---------------    -------------    -------------
      $ 273,238,711    $106,956,850    $   314,856,621    $   331,067,067    $ 281,625,001    $ 203,539,916
      =============    ============    ===============    ===============    =============    =============

          5,400,000       3,000,000        124,500,000        114,450,000        8,150,000       10,150,000

                 --              --                 --                 --                1               --
         (2,900,000)     (1,550,000)      (119,100,000)      (108,450,000)      (7,350,000)      (7,500,000)
      -------------    ------------    ---------------    ---------------    -------------    -------------
          2,500,000       1,450,000          5,400,000          6,000,000          800,001        2,650,000
      =============    ============    ===============    ===============    =============    =============

      $    (299,424)   $     88,752    $       148,012    $            --    $     (39,985)   $     166,536
      =============    ============    ===============    ===============    =============    =============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                    SPDR S&P OIL & GAS           SPDR S&P OIL & GAS
                                                   EQUIPMENT & SERVICES       EXPLORATION & PRODUCTION
                                                            ETF                          ETF
                                                --------------------------  ----------------------------
                                                 FOR THE SIX                 FOR THE SIX
                                                MONTHS ENDED                 MONTHS ENDED
                                                 12/31/2007    YEAR ENDED     12/31/2007     YEAR ENDED
                                                 (UNAUDITED)    6/30/2007    (UNAUDITED)     6/30/2007
                                                ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)................  $    134,331  $    158,311  $      84,028  $      72,231
  Net realized gain (loss) on investments and
     foreign currency transactions............    12,389,134     2,850,258      6,785,614     12,601,614
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions....................     4,267,501    11,712,793      3,077,952     (4,061,422)
                                                ------------  ------------  -------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS................    16,790,966    14,721,362      9,947,594      8,612,423
                                                ------------  ------------  -------------  -------------
  Net equalization credits and charges........       (18,839)          (60)         3,356         (3,351)
                                                ------------  ------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.......................      (136,120)     (164,678)       (95,649)       (70,073)
  Net realized gains..........................      (476,105)           --             --             --
                                                ------------  ------------  -------------  -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........      (612,225)     (164,678)       (95,649)       (70,073)
                                                ------------  ------------  -------------  -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares........    79,496,323   187,135,116    235,232,572    301,564,305
  Net proceeds from reinvestment of shares
     issued...................................            --            --             --             --
  Cost of shares redeemed.....................   (42,711,031)  (73,298,949)  (198,157,220)  (290,625,936)
  Net income equalization.....................        18,839            60         (3,356)         3,351
                                                ------------  ------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS............    36,804,131   113,836,227     37,071,996     10,941,720
                                                ------------  ------------  -------------  -------------
  Net increase (decrease) in net assets during
     year.....................................    52,964,033   128,392,851     46,927,297     19,480,719
  Net assets at beginning of year.............   143,927,442    15,534,591     39,040,703     19,559,984
                                                ------------  ------------  -------------  -------------
NET ASSETS END OF YEAR (1)....................  $196,891,475  $143,927,442  $  85,968,000  $  39,040,703
                                                ============  ============  =============  =============
SHARES OF BENEFICIAL INTEREST:
  Shares sold.................................     2,050,000     6,000,000      4,950,000      7,850,000
  Shares issued to shareholders from
     reinvestment of distributions............            --            --             --             --
  Shares redeemed.............................    (1,100,000)   (2,600,000)    (4,150,000)    (7,500,000)
                                                ------------  ------------  -------------  -------------
  NET INCREASE (DECREASE).....................       950,000     3,400,000        800,000        350,000
                                                ============  ============  =============  =============
(1) Including undistributed (distribution in
     excess of) net investment income.........  $     (1,789) $         --  $      (8,928) $       2,693
                                                ============  ============  =============  =============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                                                                                   KBW
                  SPDR                               SPDR                                SPDR                    REGIONAL
           S&P PHARMACEUTICALS                    S&P RETAIL                      S&P SEMICONDUCTOR              BANKING
                   ETF                                ETF                                ETF                       ETF
      ----------------------------    ----------------------------------    -----------------------------    ---------------
       FOR THE SIX                      FOR THE SIX                          FOR THE SIX                       FOR THE SIX
      MONTHS ENDED                      MONTHS ENDED                        MONTHS ENDED                       MONTHS ENDED
       12/31/2007      YEAR ENDED        12/31/2007         YEAR ENDED       12/31/2007       YEAR ENDED        12/31/2007
       (UNAUDITED)      6/30/2007       (UNAUDITED)         6/30/2007        (UNAUDITED)      6/30/2007        (UNAUDITED)
      ------------    ------------    ---------------    ---------------    ------------    -------------    ---------------


       $   34,973     $    175,604    $       232,671    $       188,827    $    300,193    $     250,039    $     2,633,799

          192,381        1,621,359        (17,748,985)         6,925,991       6,523,911        4,516,130        (24,214,251)

         (670,925)        (168,896)        (2,660,246)        (2,041,538)    (26,307,097)       4,203,587         (4,975,393)
       ----------     ------------    ---------------    ---------------    ------------    -------------    ---------------

         (443,571)       1,628,067        (20,176,560)         5,073,280     (19,482,993)       8,969,756        (26,555,845)
       ----------     ------------    ---------------    ---------------    ------------    -------------    ---------------
               --               --           (148,844)            45,503          24,085           (2,196)          (581,686)
       ----------     ------------    ---------------    ---------------    ------------    -------------    ---------------

          (35,738)        (176,255)          (176,248)          (233,921)       (322,117)        (264,533)        (3,971,832)
               --         (118,361)                --                 --              --               --                 --
       ----------     ------------    ---------------    ---------------    ------------    -------------    ---------------
          (35,738)        (294,616)          (176,248)          (233,921)       (322,117)        (264,533)        (3,971,832)
       ----------     ------------    ---------------    ---------------    ------------    -------------    ---------------

               --       28,195,413      2,888,822,228      1,797,262,601     153,045,049      288,207,580      2,669,772,530
               --            4,580                 --                 --              --               --                181
               --      (36,575,049)    (2,891,280,341)    (1,687,811,577)    (76,812,923)    (237,764,151)    (2,615,791,082)
               --               --            148,844            (45,503)        (24,085)           2,196            581,686
       ----------     ------------    ---------------    ---------------    ------------    -------------    ---------------

               --       (8,375,056)        (2,309,269)       109,405,521      76,208,041       50,445,625         54,563,315
       ----------     ------------    ---------------    ---------------    ------------    -------------    ---------------
         (479,309)      (7,041,605)       (22,810,921)       114,290,383      56,427,016       59,148,652         23,453,952
        8,897,069       15,938,674        134,977,863         20,687,480     106,438,876       47,290,224        128,523,175
       ----------     ------------    ---------------    ---------------    ------------    -------------    ---------------
       $8,417,760     $  8,897,069    $   112,166,942    $   134,977,863    $162,865,892    $ 106,438,876    $   151,977,127
       ==========     ============    ===============    ===============    ============    =============    ===============

               --          800,000         77,450,000         42,450,000       2,900,000        5,750,000         63,400,000

               --              132                 --                 --              --               --                  4
               --       (1,050,000)       (77,250,000)       (39,900,000)     (1,400,000)      (4,750,000)       (62,100,000)
       ----------     ------------    ---------------    ---------------    ------------    -------------    ---------------
               --         (249,868)           200,000          2,550,000       1,500,000        1,000,000          1,300,004
       ==========     ============    ===============    ===============    ============    =============    ===============

       $      (66)    $        699    $        56,423    $            --    $    (21,924)   $          --    $      (164,041)
       ==========     ============    ===============    ===============    ============    =============    ===============

            KBW
          REGIONAL
          BANKING
            ETF
      ---------------
         YEAR ENDED
         6/30/2007
      ---------------
      $     1,897,766

           (5,145,925)

           (4,304,341)
      ---------------

           (7,552,500)
      ---------------
           (1,026,639)
      ---------------

             (765,835)
                   --
      ---------------
             (765,835)
      ---------------

        2,459,866,273
                   43
       (2,422,101,042)
            1,026,639
      ---------------

           38,791,913
      ---------------
           29,446,939
           99,076,236
      ---------------
      $   128,523,175
      ===============

           50,750,000
                    1
          (50,000,000)
      ---------------
              750,001
      ===============

      $     1,173,992
      ===============


SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------


                                                                         SPDR
                                                                      DJ WILSHIRE
                                                                   TOTAL MARKET ETF
                                       ------------------------------------------------------------------------
                                        FOR THE SIX
                                       MONTHS ENDED      YEAR        YEAR        YEAR        YEAR        YEAR
                                        12/31/2007      ENDED       ENDED       ENDED       ENDED       ENDED
                                        (UNAUDITED)   6/30/2007   6/30/2006   6/30/2005   6/30/2004   6/30/2003
                                       ------------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................     $ 108.50      $  91.82    $ 85.26     $  80.87    $  69.97    $ 71.67
                                         --------      --------    -------     --------    --------    -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)........         0.89          1.61       1.50         1.69        1.17       1.05
Net realized and unrealized gain
  (loss) (5)........................        (2.85)        16.69       6.54         4.38       10.89      (1.68)
                                         --------      --------    -------     --------    --------    -------
Total from investment operations....        (1.96)        18.30       8.04         6.07       12.06      (0.63)
                                         --------      --------    -------     --------    --------    -------
Net equalization credits and charges
  (4)...............................        0.00+            --         --           --          --         --
                                         --------      --------    -------     --------    --------    -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............        (0.89)        (1.62)     (1.48)       (1.68)      (1.16)     (1.07)
Net realized gains..................           --            --         --           --          --         --
                                         --------      --------    -------     --------    --------    -------
Total distributions.................        (0.89)        (1.62)     (1.48)       (1.68)      (1.16)     (1.07)
                                         --------      --------    -------     --------    --------    -------
NET ASSET VALUE, END OF PERIOD......     $ 105.65      $ 108.50    $ 91.82     $  85.26    $  80.87    $ 69.97
                                         ========      ========    =======     ========    ========    =======
TOTAL RETURN (1)....................        (1.81)%       20.06%      9.47%        7.55%      17.31%     (0.77)%
Net assets, end of period (in
  000s).............................     $126,790      $130,218    $96,416     $106,580    $113,229    $80,474
Ratio of expenses to average net
  assets............................         0.20%(2)      0.20%      0.21%        0.21%       0.22%      0.24%
Ratio of net investment income
  (loss) to average net assets......         1.65%(2)      1.62%      1.62%        2.05%       1.59%      1.65%
Portfolio turnover rate (3).........            0%            2%         2%          32%          5%         6%




See accompanying notes to Financial Highlights on page 156 and notes to financial statements.

--------------------------------------------------------------------------------


                         SPDR                                                         SPDR
                     DJ WILSHIRE                                                  DJ WILSHIRE
                    LARGE CAP ETF                                             LARGE CAP GROWTH ETF
      -----------------------------------------   ---------------------------------------------------------------------------
       FOR THE SIX                                 FOR THE SIX
      MONTHS ENDED      YEAR     FOR THE PERIOD   MONTHS ENDED       YEAR         YEAR         YEAR        YEAR        YEAR
       12/31/2007      ENDED       11/8/2005*-     12/31/2007       ENDED        ENDED        ENDED       ENDED       ENDED
       (UNAUDITED)   6/30/2007      6/30/2006      (UNAUDITED)    6/30/2007    6/30/2006    6/30/2005   6/30/2004   6/30/2003
      ------------   ---------   --------------   ------------    ---------    ---------    ---------   ---------   ---------
         $ 68.91        58.17        $56.03         $  57.36          49.05     $  46.27     $ 47.56     $ 40.98       41.07
         -------      -------        ------         --------       --------     --------     -------     -------     -------

            0.59         1.11          0.94             0.22           0.47         0.34        0.71        0.23        0.24(4)
           (1.21)       10.74          2.11             1.33           8.32         2.78       (1.29)       6.60       (0.10)
         -------      -------        ------         --------       --------     --------     -------     -------     -------
           (0.62)       11.85          3.05             1.55           8.79         3.12       (0.58)       6.83        0.14
         -------      -------        ------         --------       --------     --------     -------     -------     -------
            0.00+          --            --             0.02          (0.01)          --          --          --          --
         -------      -------        ------         --------       --------     --------     -------     -------     -------

           (0.59)       (1.11)        (0.91)           (0.24)         (0.47)       (0.34)      (0.71)      (0.25)      (0.23)
           (0.10)          --            --               --             --           --          --          --          --
         -------      -------        ------         --------       --------     --------     -------     -------     -------
           (0.69)       (1.11)        (0.91)           (0.24)         (0.47)       (0.34)      (0.71)      (0.25)      (0.23)
         -------      -------        ------         --------       --------     --------     -------     -------     -------
         $ 67.60      $ 68.91        $58.17         $  58.69       $  57.36     $  49.05     $ 46.27     $ 47.56     $ 40.98
         =======      =======        ======         ========       ========     ========     =======     =======     =======
           (0.90)%      20.50%         5.47%            2.74%         17.96%        6.75%      (1.25)%     16.70%       0.38%
         $10,140      $10,337        $5,817         $322,795       $223,708     $137,353     $80,981     $68,973     $22,542
            0.20%(2)     0.20%         0.21%(2)         0.20%(2)       0.20%        0.21%       0.21%       0.21%       0.23%

            1.74%(2)     1.69%         1.68%(2)         0.79%(2)       0.92%        0.74%       1.57%       0.59%       0.64%
               4%           4%            4%               8%            15%          43%         21%         20%         37%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                  SPDR DJ WILSHIRE
                                                                 LARGE CAP VALUE ETF
                                  --------------------------------------------------------------------------------
                                   FOR THE SIX
                                  MONTHS ENDED      YEAR        YEAR          YEAR          YEAR          YEAR
                                   12/31/2007      ENDED        ENDED         ENDED         ENDED         ENDED
                                   (UNAUDITED)   6/30/2007  6/30/2006(6)  6/30/2005(6)  6/30/2004(6)  6/30/2003(6)
                                  ------------   ---------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................    $  87.77      $  73.15    $  67.72      $  62.91       $ 55.76       $ 55.69
                                    --------      --------    --------      --------       -------       -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)....        1.22          1.99        1.80          1.70          1.51          1.34
Net realized and unrealized gain
  (loss) (5)....................       (5.21)        14.61        5.44          4.81          7.10          0.09
                                    --------      --------    --------      --------       -------       -------
Total from investment
  operations....................       (3.99)        16.60        7.24          6.51          8.61          1.43
                                    --------      --------    --------      --------       -------       -------
Net equalization credits and
  charges (4)...................       (0.06)         0.02          --            --            --            --
                                    --------      --------    --------      --------       -------       -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income...........       (1.19)        (2.00)      (1.81)        (1.70)        (1.46)        (1.36)
Net realized gains..............          --            --          --            --            --            --
                                    --------      --------    --------      --------       -------       -------
Total distributions.............       (1.19)        (2.00)      (1.81)        (1.70)        (1.46)        (1.36)
                                    --------      --------    --------      --------       -------       -------
NET ASSET VALUE, END OF PERIOD..    $  82.53      $  87.77    $  73.15      $  67.72       $ 62.91       $ 55.76
                                    ========      ========    ========      ========       =======       =======
TOTAL RETURN (1)................       (4.64)%       22.90%      10.80%        10.43%        15.54%         2.87%
Net assets, end of period (in
  000s).........................    $127,950      $149,247    $102,432      $135,456       $94,370       $44,616
Ratio of expenses to average net
  assets........................        0.20%(2)      0.20%       0.21%         0.21%         0.21%         0.23%
Ratio of net investment income
  (loss) to average net assets..        2.69%(2)      2.44%       2.52%         2.51%         2.72%         2.54%
Portfolio turnover rate (3).....           8%           13%         42%           19%           28%           33%



See accompanying notes to Financial Highlights on page 156 and notes to financial statements.

--------------------------------------------------------------------------------


                    SPDR DJ WILSHIRE                                SPDR DJ WILSHIRE                       SPDR DJ WILSHIRE
                       MID CAP ETF                                 MID CAP GROWTH ETF                      MID CAP VALUE ETF
      --------------------------------------------    --------------------------------------------    --------------------------
       FOR THE SIX                                     FOR THE SIX                                     FOR THE SIX
      MONTHS ENDED                  FOR THE PERIOD    MONTHS ENDED                  FOR THE PERIOD    MONTHS ENDED
       12/31/2007     YEAR ENDED      11/8/2005*-      12/31/2007     YEAR ENDED      11/8/2005*-      12/31/2007     YEAR ENDED
       (UNAUDITED)     6/30/2007       6/30/2006       (UNAUDITED)     6/30/2007       6/30/2006       (UNAUDITED)     6/30/2007
      ------------    ----------    --------------    ------------    ----------    --------------    ------------    ----------
         $ 62.63        $ 53.16         $ 49.18          $ 68.88        $ 58.22         $ 53.95          $ 63.10        $ 54.63
         -------        -------         -------          -------        -------         -------          -------        -------


            0.35           0.78            0.41             0.10           0.51            0.11             0.79           1.28

           (3.85)         10.28            3.96            (1.78)         12.17            4.26            (6.80)          9.32
         -------        -------         -------          -------        -------         -------          -------        -------
           (3.50)         11.06            4.37            (1.68)         12.68            4.37            (6.01)         10.60
         -------        -------         -------          -------        -------         -------          -------        -------

              --             --              --             0.00+            --              --            (0.09)         (0.01)
         -------        -------         -------          -------        -------         -------          -------        -------

           (0.33)         (0.80)          (0.39)           (0.09)         (0.52)          (0.10)           (0.64)         (1.29)
           (2.70)         (0.79)             --            (1.04)         (1.50)             --               --          (0.83)
         -------        -------         -------          -------        -------         -------          -------        -------
           (3.03)         (1.59)          (0.39)           (1.13)         (2.02)          (0.10)           (0.64)         (2.12)
         -------        -------         -------          -------        -------         -------          -------        -------
         $ 56.10        $ 62.63         $ 53.16          $ 66.07        $ 68.88         $ 58.22          $ 56.36        $ 63.10
         =======        =======         =======          =======        =======         =======          =======        =======
           (5.37)%        21.11%           8.92%           (2.35)%        22.22%           8.10%           (9.68)%        19.68%
         $22,440        $25,054         $15,949          $46,250        $24,106         $20,375          $11,271        $18,929
            0.25%(2)       0.25%           0.26%(2)         0.25%(2)       0.25%           0.26%(2)         0.25%(2)       0.25%

            1.14%(2)       1.41%           1.24%(2)         0.31%(2)       0.83%           0.30%(2)         2.26%(2)       2.10%
              22%            40%             25%              27%            55%             34%              25%            45%
          SPDR DJ
         WILSHIRE
       MID CAP VALUE
            ETF
      --------------
      FOR THE PERIOD
        11/8/2005*-
         6/30/2006
      --------------
          $50.42
          ------


            0.73

            4.18
          ------
            4.91
          ------

              --
          ------

           (0.70)
              --
          ------
           (0.70)
          ------
          $54.63
          ======
            9.76%
          $8,194
            0.26%(2)

            2.20%(2)
              29%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                               SPDR DJ WILSHIRE                          SPDR DJ WILSHIRE
                                                 SMALL CAP ETF                         SMALL CAP GROWTH ETF
                                  ------------------------------------------   ------------------------------------
                                   FOR THE SIX                                  FOR THE SIX
                                  MONTHS ENDED                FOR THE PERIOD   MONTHS ENDED      YEAR        YEAR
                                   12/31/2007    YEAR ENDED     11/8/2005*-     12/31/2007      ENDED       ENDED
                                   (UNAUDITED)    6/30/2007      6/30/2006      (UNAUDITED)   6/30/2007   6/30/2006
                                  ------------   ----------   --------------   ------------   ---------   ---------
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................      $66.57        $58.03         $ 52.42         $104.00      $ 87.11     $ 75.96
                                     ------        ------         -------         -------      -------     -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)...        0.41          0.89            0.46            0.16         0.20        0.23
Net realized and unrealized
  gain (loss) (5)..............       (5.18)         9.78            5.56           (4.22)       16.88       11.17
                                     ------        ------         -------         -------      -------     -------
Total from investment
  operations...................       (4.77)        10.67            6.02           (4.06)       17.08       11.40
                                     ------        ------         -------         -------      -------     -------
Net equalization credits and
  charges (4)..................       (0.02)           --              --           (0.00)+         --          --
                                     ------        ------         -------         -------      -------     -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income..........       (0.38)        (0.99)          (0.41)          (0.17)       (0.19)      (0.25)
Net realized gains.............          --         (1.14)             --           (1.49)          --          --
                                     ------        ------         -------         -------      -------     -------
Total distributions............       (0.38)        (2.13)          (0.41)          (1.66)       (0.19)      (0.25)
                                     ------        ------         -------         -------      -------     -------
NET ASSET VALUE, END OF
  PERIOD.......................      $61.40        $66.57         $ 58.03         $ 98.28      $104.00     $ 87.11
                                     ======        ======         =======         =======      =======     =======
TOTAL RETURN (1)...............       (7.20)%       18.70%          11.49%          (3.83)%      19.63%      15.02%
Net assets, end of period (in
  000s)........................      $9,209        $9,985         $26,113         $88,461      $88,408     $78,405
Ratio of expenses to average
  net assets...................        0.25%(2)      0.25%           0.26%(2)        0.25%(2)     0.25%       0.26%
Ratio of net investment income
  (loss) to average net
  assets.......................        1.19%(2)      1.18%           1.35%(2)        0.31%(2)     0.22%       0.26%
Portfolio turnover rate (3)....           9%           16%             10%             19%          25%         84%




See accompanying notes to Financial Highlights on page 156 and notes to financial statements.

--------------------------------------------------------------------------------


                SPDR DJ WILSHIRE                                          SPDR DJ WILSHIRE
        SMALL CAP GROWTH ETF (CONTINUED)                                SMALL CAP VALUE ETF
      -----------------------------------    -------------------------------------------------------------------------
                                              FOR THE SIX
         YEAR         YEAR         YEAR      MONTHS ENDED       YEAR          YEAR            YEAR            YEAR
        ENDED        ENDED        ENDED       12/31/2007       ENDED          ENDED           ENDED           ENDED
      6/30/2005    6/30/2004    6/30/2003     (UNAUDITED)    6/30/2007    6/30/2006(6)    6/30/2005(6)    6/30/2004(6)
      ---------    ---------    ---------    ------------    ---------    ------------    ------------    ------------
       $ 69.92      $ 53.55      $ 54.10        $ 75.01       $  65.35      $  59.03         $ 56.97         $ 45.07
       -------      -------      -------        -------       --------      --------         -------         -------


          0.33         0.39(4)     (0.02)          0.79           1.62          1.40(4)         1.14(4)         0.91

          6.03        16.30        (0.53)         (8.70)          9.76          8.21            4.55           12.92
       -------      -------      -------        -------       --------      --------         -------         -------
          6.36        16.69        (0.55)         (7.91)         11.38          9.61            5.69           13.83
       -------      -------      -------        -------       --------      --------         -------         -------

            --           --           --          (0.03)          0.02            --              --              --
       -------      -------      -------        -------       --------      --------         -------         -------

         (0.32)       (0.32)          --          (0.77)         (1.73)        (1.30)          (1.14)          (0.75)
            --           --           --          (0.29)         (0.01)        (1.99)          (2.49)          (1.18)
       -------      -------      -------        -------       --------      --------         -------         -------
         (0.32)       (0.32)          --          (1.06)         (1.74)        (3.29)          (3.63)          (1.93)
       -------      -------      -------        -------       --------      --------         -------         -------
       $ 75.96      $ 69.92      $ 53.55        $ 66.01       $  75.01      $  65.35         $ 59.03         $ 56.97
       =======      =======      =======        =======       ========      ========         =======         =======
          9.13%       31.19%       (1.02)%       (10.55)%        17.64%        16.66%          10.07%          30.92%
       $53,183      $55,944      $18,747        $95,794       $120,090      $101,344         $88,583         $76,928

          0.26%        0.27%        0.29%          0.25%(2)       0.25%         0.26%           0.26%           0.27%

          0.46%        0.59%       (0.04)%         2.16%(2)       2.27%         2.21%           2.00%           1.88%
            36%          63%          60%            14%            23%           97%             33%             54%
         SPDR DJ
        WILSHIRE
        SMALL CAP
        VALUE ETF
      ------------
          YEAR
          ENDED
      6/30/2003(6)
      ------------
         $ 45.17
         -------


            1.26

            0.14
         -------
            1.40
         -------

              --
         -------

           (1.20)
           (0.30)
         -------
           (1.50)
         -------
         $ 45.07
         =======
            3.57%
         $33,813

            0.29%
            2.76%
              43%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                               SPDR DJ GLOBAL TITANS ETF
                                     ----------------------------------------------------------------------------
                                     FOR THE SIX
                                        MONTHS
                                        ENDED          YEAR         YEAR         YEAR         YEAR         YEAR
                                      12/31/2007      ENDED        ENDED        ENDED        ENDED        ENDED
                                     (UNAUDITED)    6/30/2007    6/30/2006    6/30/2005    6/30/2004    6/30/2003
                                     -----------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................     $  79.11      $  66.98     $ 62.88      $  61.43     $ 54.04      $ 56.00
                                       --------      --------     -------      --------     -------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)......         0.73          1.67        1.46          1.47        0.72         0.90(4)
Net realized and unrealized gain
  (loss)(5).......................        (0.23)        12.11        4.08          1.44        7.60        (1.67)
                                       --------      --------     -------      --------     -------      -------
Total from investment operations..         0.50         13.78        5.54          2.91        8.32        (0.77)
                                       --------      --------     -------      --------     -------      -------
Net equalization credits and
  charges(4)......................         0.03            --          --            --          --           --
                                       --------      --------     -------      --------     -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............        (0.80)        (1.65)      (1.44)        (1.46)      (0.93)       (1.19)
Net realized gains................           --            --          --            --          --           --
                                       --------      --------     -------      --------     -------      -------
Total distributions...............        (0.80)        (1.65)      (1.44)        (1.46)      (0.93)       (1.19)
                                       --------      --------     -------      --------     -------      -------
NET ASSET VALUE, END OF PERIOD....     $  78.84      $  79.11     $ 66.98      $  62.88     $ 61.43      $ 54.04
                                       ========      ========     =======      ========     =======      =======
TOTAL RETURN(1)...................         0.67%        20.72%       8.88%         4.75%      15.47%       (1.21)%
Net assets, end of period (in
  000s)...........................     $189,245      $170,108     $77,044      $106,904     $67,581      $10,814
Ratio of expenses to average net
  assets..........................         0.50%(2)      0.51%       0.51%         0.51%       0.51%        0.54%
Ratio of net investment income
  (loss) to average net assets....         1.90%(2)      2.33%       2.11%         2.47%       1.84%        1.77%
Portfolio turnover rate (3).......            2%            9%          9%           36%         15%          13%



See accompanying notes to Financial Highlights on page 156 and notes to financial statements.

--------------------------------------------------------------------------------


                                         DJ WILSHIRE REIT ETF                                            KBW BANK ETF
      -----------------------------------------------------------------------------------------    ------------------------
      FOR THE SIX                                                                                  FOR THE SIX
         MONTHS                                                                                       MONTHS
         ENDED          YEAR           YEAR            YEAR            YEAR            YEAR           ENDED          YEAR
       12/31/2007       ENDED          ENDED           ENDED           ENDED           ENDED        12/31/2007      ENDED
      (UNAUDITED)     6/30/2007    6/30/2006(6)    6/30/2005(6)    6/30/2004(6)    6/30/2003(6)    (UNAUDITED)    6/30/2007
      -----------    ----------    ------------    ------------    ------------    ------------    -----------    ---------
       $    80.93    $    75.98     $    65.56       $  51.38        $  42.59        $  43.48        $  55.44      $ 53.73
       ----------    ----------     ----------       --------        --------        --------        --------      -------

             1.77          2.57           2.99           2.98(4)         2.59(4)         2.09            0.74         2.54
           (11.81)         6.27          10.88          14.00            8.69           (0.79)         (12.06)        1.64
       ----------    ----------     ----------       --------        --------        --------        --------      -------
           (10.04)         8.84          13.87          16.98           11.28            1.30          (11.32)        4.18
       ----------    ----------     ----------       --------        --------        --------        --------      -------
             0.09         (0.02)            --             --              --              --            0.38         0.30
       ----------    ----------     ----------       --------        --------        --------        --------      -------

            (1.61)        (3.33)         (3.00)         (2.80)          (2.33)          (2.05)          (0.94)       (2.77)
               --         (0.54)         (0.45)            --           (0.16)          (0.14)             --           --
       ----------    ----------     ----------       --------        --------        --------        --------      -------
            (1.61)        (3.87)         (3.45)         (2.80)          (2.49)          (2.19)          (0.94)       (2.77)
       ----------    ----------     ----------       --------        --------        --------        --------      -------
       $    69.37    $    80.93     $    75.98       $  65.56        $  51.38        $  42.59        $  43.56      $ 55.44
       ==========    ==========     ==========       ========        ========        ========        ========      =======
           (12.39)%       11.43%         21.73%         33.64%          26.70%           3.41%         (19.82)%       8.28%
       $1,236,250    $1,247,893     $1,049,212       $659,223        $447,114        $121,398        $359,361      $72,068
             0.25%(2)      0.25%          0.26%          0.26%           0.26%           0.28%           0.35%(2)     0.35%

             4.85%(2)      2.95%          3.57%          5.06%           5.23%           6.95%           3.79%(2)     2.93%
                9%           16%            11%            12%             15%             10%             25%           8%
       KBW BANK ETF
      --------------
      FOR THE PERIOD
        11/8/2005*-
         6/30/2006
      --------------
         $  50.17
         --------

             0.93
             3.52
         --------
             4.45
         --------
               --
         --------

            (0.89)
               --
         --------
            (0.89)
         --------
         $  53.73
         ========
             8.90%
         $147,756
             0.36%(2)

             3.06%(2)
               22%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                           KBW CAPITAL MARKETS                             KBW INSURANCE
                                                   ETF                                          ETF
                               ------------------------------------------   ------------------------------------------
                                FOR THE SIX                                  FOR THE SIX
                               MONTHS ENDED                FOR THE PERIOD   MONTHS ENDED                FOR THE PERIOD
                                12/31/2007    YEAR ENDED     11/8/2005*-     12/31/2007    YEAR ENDED     11/8/2005*-
                                (UNAUDITED)    6/30/2007      6/30/2006      (UNAUDITED)    6/30/2007      6/30/2006
                               ------------   ----------   --------------   ------------   ----------   --------------
NET ASSET VALUE, BEGINNING
  OF PERIOD.................     $  68.80       $ 56.18        $ 53.07         $ 59.41       $ 51.22        $ 52.12
                                 --------       -------        -------         -------       -------        -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)....................         0.15          0.41           2.63          0.58(4)         0.76           0.44
Net realized and unrealized
  gain (loss)(5)............        (1.63)        12.60           3.09           (6.63)         8.17          (0.93)
                                 --------       -------        -------         -------       -------        -------
Total from investment
  operations................        (1.48)        13.01           5.72           (6.05)         8.93          (0.49)
                                 --------       -------        -------         -------       -------        -------
Net equalization credits and
  charges(4)................         0.14         (0.04)            --            0.14         (0.02)            --
                                 --------       -------        -------         -------       -------        -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income.......        (0.38)        (0.35)         (2.61)          (0.72)        (0.72)         (0.41)
Net realized gains..........           --            --             --              --            --             --
Return of capital...........           --            --             --              --            --             --
                                 --------       -------        -------         -------       -------        -------
Total distributions.........        (0.38)        (0.35)         (2.61)          (0.72)        (0.72)         (0.41)
                                 --------       -------        -------         -------       -------        -------
NET ASSET VALUE, END OF
  PERIOD....................     $  67.08       $ 68.80        $ 56.18         $ 52.78       $ 59.41        $ 51.22
                                 ========       =======        =======         =======       =======        =======
TOTAL RETURN(1).............        (1.95)%       23.14%         10.55%          (9.99)%       17.46%         (0.93)%
Net assets, end of period
  (in 000s).................     $157,635       $86,003        $50,559         $84,442       $59,413        $35,855
Ratio of expenses to average
  net assets................         0.35%(2)      0.35%          0.36%(2)        0.35%(2)      0.35%          0.36%(2)
Ratio of expense to average
  net assets before
  waivers...................           --            --             --              --            --             --
Ratio of net investment
  income (loss) to average
  net assets................         0.81%(2)      0.52%          2.42%(2)        2.27%(2)      1.32%          1.27%(2)
Portfolio turnover rate(3)..           43%           96%            11%             11%            6%            16%



See accompanying notes to Financial Highlights on page 156 and notes to financial statements.

--------------------------------------------------------------------------------


                                   MORGAN STANLEY TECHNOLOGY                                     SPDR S&P DIVIDEND
                                              ETF                                                       ETF
      ----------------------------------------------------------------------------------    --------------------------
       FOR THE SIX                                                                           FOR THE SIX
      MONTHS ENDED                                                                          MONTHS ENDED
       12/31/2007     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     12/31/2007     YEAR ENDED
       (UNAUDITED)     6/30/2007     6/30/2006     6/30/2005     6/30/2004     6/30/2003     (UNAUDITED)     6/30/2007
      ------------    ----------    ----------    ----------    ----------    ----------    ------------    ----------

        $  61.90       $  49.11      $  46.99       $ 49.18       $ 36.67       $ 33.30       $  62.57       $  55.70
        --------       --------      --------       -------       -------       -------       --------       --------



            0.00+          0.05          0.03          0.11         (0.09)(4)     (0.08)          1.04           1.75

            0.02          12.80          2.13         (2.19)        12.60          3.45          (6.56)          6.87
        --------       --------      --------       -------       -------       -------       --------       --------
            0.02          12.85          2.16         (2.08)        12.51          3.37          (5.52)          8.62
        --------       --------      --------       -------       -------       -------       --------       --------

           (0.00)+         0.00+           --            --            --            --          (0.01)          0.12
        --------       --------      --------       -------       -------       -------       --------       --------



            0.00+         (0.05)        (0.03)        (0.11)           --            --          (1.12)         (1.87)
              --             --            --            --            --            --          (0.80)            --
              --          (0.01)        (0.01)           --            --            --             --             --
        --------       --------      --------       -------       -------       -------       --------       --------
            0.00+         (0.06)        (0.04)        (0.11)           --            --          (1.92)         (1.87)
        --------       --------      --------       -------       -------       -------       --------       --------
        $  61.92       $  61.90      $  49.11       $ 46.99       $ 49.18       $ 36.67       $  55.12       $  62.57
        ========       ========      ========       =======       =======       =======       ========       ========
            0.03%         26.19%         4.60%        (4.25)%       34.11%        10.14%         (8.80)%        15.78%

        $266,255       $188,811      $144,873       $30,546       $24,595       $34,842       $237,035       $275,319

            0.50%(2)       0.50%         0.51%         0.51%         0.52%         0.53%          0.35%(2)       0.34%

              --             --            --            --            --            --             --           0.35%

            0.02%(2)       0.09%         0.07%         0.24%        (0.20)%       (0.21)%         3.41%(2)       3.11%
              24%            22%           23%           46%           17%           23%            29%            41%
         SPDR S&P
         DIVIDEND
            ETF
      --------------
      FOR THE PERIOD
        11/8/2005*-
         6/30/2006
      --------------

         $  53.49
         --------



             1.12

             2.15
         --------
             3.27
         --------

             0.00+
         --------



            (1.06)
               --
               --
         --------
            (1.06)
         --------
         $  55.70
         ========
             6.16%

         $100,263

             0.30%(2)

             0.36%(2)

             3.45%(2)
               25%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------




                                             SPDR S&P BIOTECH                          SPDR S&P HOMEBUILDERS
                                                    ETF                                         ETF
                                ------------------------------------------   -----------------------------------------
                                 FOR THE SIX                                  FOR THE SIX
                                MONTHS ENDED                FOR THE PERIOD   MONTHS ENDED      YEAR     FOR THE PERIOD
                                 12/31/2007    YEAR ENDED     1/31/2006*-     12/31/2007      ENDED       1/31/2006*-
                                 (UNAUDITED)    6/30/2007      6/30/2006      (UNAUDITED)   6/30/2007      6/30/2006
                                ------------   ----------   --------------   ------------   ---------   --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................     $  50.93      $  45.90        $ 49.67        $  30.37      $  33.86      $  46.92
                                  --------      --------        -------        --------      --------      --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss).....................        (0.09)         0.18          (0.07)           0.15          0.28          0.07
Net realized and unrealized
  gain (loss) (5)............         8.63          5.04          (3.70)         (11.02)        (3.49)       (13.06)
                                  --------      --------        -------        --------      --------      --------
Total from investment
  operations.................         8.54          5.22          (3.77)         (10.87)        (3.21)       (12.99)
                                  --------      --------        -------        --------      --------      --------
Net equalization credits and
  charges (4)................        (0.05)        (0.05)            --           (0.04)         0.01            --
                                  --------      --------        -------        --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income........        (0.02)        (0.14)            --           (0.14)        (0.29)        (0.07)
Net realized gains...........           --            --             --              --            --            --
                                  --------      --------        -------        --------      --------      --------
Total distributions..........        (0.02)        (0.14)            --           (0.14)        (0.29)        (0.07)
                                  --------      --------        -------        --------      --------      --------
NET ASSET VALUE, END OF
  PERIOD.....................     $  59.40      $  50.93        $ 45.90        $  19.32      $  30.37      $  33.86
                                  ========      ========        =======        ========      ========      ========
TOTAL RETURN (1).............        16.67%        11.26%         (7.59)%        (35.93)%       (9.51)%      (27.70)%

Net assets, end of period
  (in 000s)..................     $273,239      $106,957        $29,835        $314,857      $331,067      $165,908
Ratio of expenses to average
  net assets.................         0.35%(2)      0.35%          0.36%(2)        0.35(2)       0.35%         0.36%(2)
Ratio of net investment
  income (loss) to average
  net assets.................        (0.35)%(2)     0.51%         (0.33)%(2)       1.25%(2)      0.64%         0.34%(2)
Portfolio turnover rate (3)..           40%           74%            38%             34%           16%           19%




See accompanying notes to Financial Highlights on page 156 and notes to financial statements.

--------------------------------------------------------------------------------


                                                                        SPDR S&P                               SPDR S&P
                        SPDR S&P                                        OIL & GAS                              OIL & GAS
                     METALS & MINING                              EQUIPMENT & SERVICES                 EXPLORATION & PRODUCTION
                           ETF                                             ETF                                    ETF
      --------------------------------------------    --------------------------------------------    --------------------------
       FOR THE SIX                                     FOR THE SIX                                     FOR THE SIX
      MONTHS ENDED                  FOR THE PERIOD    MONTHS ENDED                  FOR THE PERIOD    MONTHS ENDED
       12/31/2007     YEAR ENDED      6/19/2006*-      12/31/2007     YEAR ENDED      6/19/2006*-      12/31/2007     YEAR ENDED
       (UNAUDITED)     6/30/2007       6/30/2006       (UNAUDITED)     6/30/2007       6/30/2006       (UNAUDITED)     6/30/2007
      ------------    ----------    --------------    ------------    ----------    --------------    ------------    ----------

        $  62.63       $  50.08         $ 43.29         $  36.90       $  31.07         $ 27.99          $ 45.93        $ 39.12
        --------       --------         -------         --------       --------         -------          -------        -------


            0.19           0.39            0.02             0.03           0.08            0.00+            0.05           0.10

            6.99          12.55            6.77             3.80           5.83            3.08             6.17           6.81
        --------       --------         -------         --------       --------         -------          -------        -------
            7.18          12.94            6.79             3.83           5.91            3.08             6.22           6.91
        --------       --------         -------         --------       --------         -------          -------        -------

           (0.02)         (0.03)             --            (0.00)+        (0.00)+            --             0.00+         (0.00)+
        --------       --------         -------         --------       --------         -------          -------        -------


           (0.25)         (0.36)             --            (0.03)         (0.08)             --            (0.05)         (0.10)
              --             --              --            (0.10)            --              --               --             --
        --------       --------         -------         --------       --------         -------          -------        -------
           (0.25)         (0.36)             --            (0.13)         (0.08)             --            (0.05)         (0.10)
        --------       --------         -------         --------       --------         -------          -------        -------
        $  69.54       $  62.63         $ 50.08         $  40.60       $  36.90         $ 31.07          $ 52.10        $ 45.93
        ========       ========         =======         ========       ========         =======          =======        =======
           11.46%         25.93%          15.70%           10.34%         19.08%          10.98%           13.56%         17.68%


        $281,625       $203,540         $30,050         $196,891       $143,927         $15,535          $85,968        $39,041

            0.35%(2)       0.35%           0.36%(2)       0.35(2)          0.35%           0.36%(2)         0.35%(2)       0.35%

            0.55%(2)       0.70%           1.65%(2)       0.14(2)          0.36%           0.17%(2)         0.21%(2)       0.23%
              23%            31%              0%              35%            43%              0%              21%            48%
         SPDR S&P
         OIL & GAS
       EXPLORATION &
        PRODUCTION
            ETF
      --------------
      FOR THE PERIOD
        6/19/2006*-
         6/30/2006
      --------------
          $ 33.80
          -------

             0.00+
             5.32
          -------
             5.32
          -------

               --
          -------

               --
               --
          -------
               --
          -------
          $ 39.12
          =======
            15.74%
          $19,560
             0.36%(2)
             0.10%(2)
                0%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                     SPDR S&P                                  SPDR S&P
                                                PHARMACEUTICALS ETF                           RETAIL ETF
                                     ----------------------------------------  ----------------------------------------
                                      FOR THE SIX                               FOR THE SIX
                                     MONTHS ENDED              FOR THE PERIOD  MONTHS ENDED              FOR THE PERIOD
                                      12/31/2007   YEAR ENDED    6/19/2006*-    12/31/2007   YEAR ENDED    6/19/2006*-
                                      (UNAUDITED)   6/30/2007     6/30/2006     (UNAUDITED)   6/30/2007     6/30/2006
                                     ------------  ----------  --------------  ------------  ----------  --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................     $35.57       $31.88        $ 31.42       $  43.54     $  37.61       $ 36.72
                                        ------       ------        -------       --------     --------       -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).......       0.14         0.38           0.00+          0.12         0.11          0.01
Net realized and unrealized gain
  (loss)(5)........................      (1.92)        3.80           0.46          (9.52)        5.93          0.88
                                        ------       ------        -------       --------     --------       -------
Total from investment operations...      (1.78)        4.18           0.46          (9.40)        6.04          0.89
                                        ------       ------        -------       --------     --------       -------
Net equalization credits and
  charges(4).......................         --           --             --          (0.05)        0.02            --
                                        ------       ------        -------       --------     --------       -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............      (0.14)       (0.38)            --          (0.10)       (0.13)           --
Net realized gains.................         --        (0.11)            --             --           --            --
                                        ------       ------        -------       --------     --------       -------
Total distributions................      (0.14)       (0.49)            --          (0.10)       (0.13)           --
                                        ------       ------        -------       --------     --------       -------
NET ASSET VALUE, END OF PERIOD.....     $33.65       $35.57        $ 31.88       $  33.99     $  43.54       $ 37.61
                                        ======       ======        =======       ========     ========       =======
TOTAL RETURN (1)...................      (4.99)%      13.17%          1.46%        (21.70)%      16.12%         2.42%
Net assets, end of period (in
  000s)............................     $8,418       $8,897        $15,939       $112,167     $134,978       $20,687
Ratio of expenses to average net
  assets...........................       0.35%(2)     0.35%          0.36%(2)       0.35%(2)     0.35%         0.36%(2)
Ratio of net investment income
  (loss) to average net assets.....       0.82%(2)     0.95%          0.29%(2)       0.44%(2)     0.35%         0.82%(2)
Portfolio turnover rate (3)........         20%          23%             0%            16%          71%            0%





 *   Commencement of operations
 +   Amount is less than $0.005 per share.
(1)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized.
(3)  Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions on shares.
(4)  Per share numbers have been calculated using the average shares method.
(5)  The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(6)  All per share amounts representing data prior to September 21, 2005 have been adjusted for the affect of stock splits which occurred on September 21, 2005, as follows: SPDR DJ Wilshire Large Cap Value ETF: 2 for 1; SPDR DJ Wilshire Small
     Cap Value ETF and DJ Wilshire REIT ETF: 3 for 1.





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                        SPDR S&P                                      KBW REGIONAL
                    SEMICONDUCTOR ETF                                  BANKING ETF
      --------------------------------------------    --------------------------------------------
       FOR THE SIX                                     FOR THE SIX
      MONTHS ENDED                  FOR THE PERIOD    MONTHS ENDED                  FOR THE PERIOD
       12/31/2007     YEAR ENDED      1/31/2006*-      12/31/2007     YEAR ENDED      6/19/2006*-
       (UNAUDITED)     6/30/2007       6/30/2006       (UNAUDITED)     6/30/2007       6/30/2006
      ------------    ----------    --------------    ------------    ----------    --------------
        $  53.22       $  47.29         $ 53.32         $  45.90       $  48.33         $ 48.02
        --------       --------         -------         --------       --------         -------

            0.09           0.16            0.02             0.97           1.84            0.02
           (6.69)          5.93           (6.03)           (8.22)         (2.40)           0.29
        --------       --------         -------         --------       --------         -------
           (6.60)          6.09           (6.01)           (7.25)         (0.56)           0.31
        --------       --------         -------         --------       --------         -------
            0.01          (0.00)+            --            (0.15)         (0.43)             --
        --------       --------         -------         --------       --------         -------

           (0.10)         (0.16)          (0.02)           (1.43)         (1.44)             --
              --             --              --               --             --              --
        --------       --------         -------         --------       --------         -------
           (0.10)         (0.16)          (0.02)           (1.43)         (1.44)             --
        --------       --------         -------         --------       --------         -------
        $  46.53       $  53.22         $ 47.29         $  37.07       $  45.90         $ 48.33
        ========       ========         =======         ========       ========         =======
          (12.38)%        12.89%         (11.26)%         (16.11)%        (2.16)%          0.66%
        $162,866       $106,439         $47,290         $151,977       $128,523         $99,076
            0.35%(2)       0.35%           0.36%(2)         0.35%(2)       0.36%           0.36%(2)

            0.40%(2)       0.35%           0.10%(2)         3.23%(2)       2.16%           4.01%(2)
              35%            52%             40%               9%            39%              0%

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The SPDR Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2007, the Trust offered thirty-seven (37) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a "Fund", collectively as the "Funds"). The financial statements herein relate to the following twenty-six (26) Funds: SPDR DJ Wilshire Total Market ETF, SPDR DJ Wilshire Large Cap ETF, SPDR DJ Wilshire Large Cap Growth ETF, SPDR DJ Wilshire Large Cap Value ETF, SPDR DJ Wilshire Mid Cap ETF, SPDR DJ Wilshire Mid Cap Growth ETF, SPDR DJ Wilshire Mid Cap Value ETF, SPDR DJ Wilshire Small Cap ETF, SPDR DJ Wilshire Small Cap Growth ETF, SPDR DJ Wilshire Small Cap Value ETF, SPDR DJ Global Titans ETF, DJ Wilshire REIT ETF, KBW Bank ETF, KBW Capital Markets ETF, KBW Insurance ETF, Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF and KBW Regional Banking ETF. Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to replicate as closely as possible, before expenses and fees, the price and yield performance or total return of a specified market index. The other eleven
(11) Funds are included in a separate semi-annual report.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Investments in open-end investment companies are valued at their net asset value each business day. Securities traded on the NASDAQ are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of misappropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

FEDERAL INCOME TAX

The Funds have qualified and intend to continue to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales.

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the Funds invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

For the six months ended December 31, 2007, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                          NET GAIN (LOSS)
                                                                          RECLASSIFIED TO
                                                                          PAID IN CAPITAL
-----------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                                          $   1,971,254
SPDR DJ Wilshire Large Cap ETF                                                   716,093
SPDR DJ Wilshire Large Cap Growth ETF                                          3,078,946
SPDR DJ Wilshire Large Cap Value ETF                                           7,390,126
SPDR DJ Wilshire Mid Cap ETF                                                          --
SPDR DJ Wilshire Mid Cap Growth ETF                                            1,711,688
SPDR DJ Wilshire Mid Cap Value ETF                                              (531,403)
SPDR DJ Wilshire Small Cap ETF                                                   502,643
SPDR DJ Wilshire Small Cap Growth ETF                                         10,791,570
SPDR DJ Wilshire Small Cap Value ETF                                           1,809,402
SPDR DJ Global Titans ETF                                                        748,858
DJ Wilshire REIT ETF                                                          36,645,241
KBW Bank ETF                                                                 (19,134,878)
KBW Capital Markets ETF                                                       (2,965,318)
KBW Insurance ETF                                                             (1,433,928)
Morgan Stanley Technology ETF                                                         --
SPDR S&P Dividend ETF                                                          1,907,509
SPDR S&P Biotech ETF                                                          19,439,991
SPDR S&P Homebuilders ETF                                                   (152,695,085)
SPDR S&P Metals & Mining ETF                                                  17,888,370
SPDR S&P Oil & Gas Equipment & Services ETF                                   10,286,030
SPDR S&P Oil & Gas Exploration & Production ETF                                6,878,558
SPDR S&P Pharmaceuticals ETF                                                          --
SPDR S&P Retail ETF                                                          (16,320,213)
SPDR S&P Semiconductor ETF                                                     7,461,246
KBW Regional Banking ETF                                                     (22,733,509)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

At December 31, 2007, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

                                  2009        2010          2011           2012           2013          2014           2015
------------------------------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market
  ETF                           $    --   $        --   $ (3,219,488)  $ (1,348,494)  $  (153,659)  $ (4,842,998)  $        --
SPDR DJ Wilshire Large Cap ETF       --            --             --             --            --             --            --
SPDR DJ Wilshire Large Cap
  Growth ETF                         --    (5,842,342)    (4,738,409)    (2,821,107)     (309,686)    (3,652,975)           --
SPDR DJ Wilshire Large Cap
  Value ETF                          --            --             --             --    (1,350,511)            --            --
SPDR DJ Wilshire Mid Cap ETF         --            --             --             --            --             --            --
SPDR DJ Wilshire Mid Cap
  Growth ETF                         --            --             --             --            --             --            --
SPDR DJ Wilshire Mid Cap Value
  ETF                                --            --             --             --            --             --            --
SPDR DJ Wilshire Small Cap ETF       --            --             --             --            --             --            --
SPDR DJ Wilshire Small Cap
  Growth ETF                         --            --             --             --            --             --            --
SPDR DJ Wilshire Small Cap
  Value ETF                          --            --             --             --            --             --            --
SPDR DJ Global Titans ETF            --      (476,156)    (1,493,437)      (984,760)           --             --      (282,717)
DJ Wilshire REIT ETF                 --            --             --             --            --             --            --
KBW Bank ETF                         --            --             --             --            --             --            --
KBW Capital Markets ETF              --            --             --             --            --             --            --
KBW Insurance ETF                    --            --             --             --            --             --            --
Morgan Stanley Technology ETF    (1,836)   (2,341,875)   (10,238,030)   (19,143,628)   (8,746,932)    (3,784,746)   (2,360,832)
SPDR S&P Dividend ETF                --            --             --             --            --             --            --
SPDR S&P Biotech ETF                 --            --             --             --            --             --    (2,145,212)
SPDR S&P Homebuilders ETF            --            --             --             --            --             --    (4,745,039)
SPDR S&P Metals & Mining ETF         --            --             --             --            --             --      (176,518)
SPDR S&P Oil & Gas Equipment &
  Services ETF                       --            --             --             --            --             --            --
SPDR S&P Oil & Gas Exploration
  & Production ETF                   --            --             --             --            --             --            --
SPDR S&P Pharmaceuticals ETF         --            --             --             --            --             --            --
SPDR S&P Retail ETF                  --            --             --             --            --             --            --
SPDR S&P Semiconductor ETF           --            --             --             --            --             --    (2,798,526)
KBW Regional Banking ETF             --            --             --             --            --             --            --

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

The Funds incurred the following losses during the period November 1, 2006 through June 30, 2007 that are deferred for tax purposes until fiscal 2008:

                                                                 DEFERRED LOSSES
--------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                                  $        --
SPDR DJ Wilshire Large Cap ETF                                              --
SPDR DJ Wilshire Large Cap Growth ETF                                       --
SPDR DJ Wilshire Large Cap Value ETF                                        --
SPDR DJ Wilshire Mid Cap ETF                                                --
SPDR DJ Wilshire Mid Cap Growth ETF                                         --
SPDR DJ Wilshire Mid Cap Value ETF                                          --
SPDR DJ Wilshire Small Cap ETF                                              --
SPDR DJ Wilshire Small Cap Growth ETF                                       --
SPDR DJ Wilshire Small Cap Value ETF                                        --
SPDR DJ Global Titans ETF                                               (8,994)
DJ Wilshire REIT ETF                                                        --
KBW Bank ETF                                                            (9,878)
KBW Capital Markets ETF                                             (4,488,918)
KBW Insurance ETF                                                       (3,199)
Morgan Stanley Technology ETF                                       (1,187,918)
SPDR S&P Dividend ETF                                                       --
SPDR S&P Biotech ETF                                                  (137,176)
SPDR S&P Homebuilders ETF                                           (3,901,513)
SPDR S&P Metals & Mining ETF                                           (10,936)
SPDR S&P Oil & Gas Equipment & Services ETF                                 --
SPDR S&P Oil & Gas Exploration & Production ETF                             --
SPDR S&P Pharmaceuticals ETF                                           (34,856)
SPDR S&P Retail ETF                                                   (677,746)
SPDR S&P Semiconductor ETF                                            (723,905)
KBW S&P Regional Banking ETF                                                --


DISTRIBUTIONS

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management evaluated the implications of FIN 48 and determined that all tax positions met the "more-likely-than-not" threshold. As a result, the financial statements have not been impacted by the adoption of FIN 48. However, management's conclusions regarding FIN 48 are subject to review and adjustment at a later date based on factors

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


including, but not limited to, further implementation guidance expected from FASB and on-going analysis of tax laws, regulation, and interpretations thereof.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As a result, the Funds will adopt SFAS 157 on July 1, 2008. At this time, management is evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                                     ANNUAL RATE
----------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                        0.20%
SPDR DJ Wilshire Large Cap ETF                           0.20
SPDR DJ Wilshire Large Cap Growth ETF                    0.20
SPDR DJ Wilshire Large Cap Value ETF                     0.20
SPDR DJ Wilshire Mid Cap ETF                             0.25
SPDR DJ Wilshire Mid Cap Growth ETF                      0.25
SPDR DJ Wilshire Mid Cap Value ETF                       0.25
SPDR DJ Wilshire Small Cap ETF                           0.25
SPDR DJ Wilshire Small Cap Growth ETF                    0.25
SPDR DJ Wilshire Small Cap Value ETF                     0.25
SPDR DJ Global Titans ETF                                0.50
DJ Wilshire REIT ETF                                     0.25
KBW Bank ETF                                             0.35
KBW Capital Markets ETF                                  0.35
KBW Insurance ETF                                        0.35
Morgan Stanley Technology ETF                            0.50
SPDR S&P Dividend ETF                                    0.35
SPDR S&P Biotech ETF                                     0.35
SPDR S&P Homebuilders ETF                                0.35
SPDR S&P Metals & Mining ETF                             0.35
SPDR S&P Oil & Gas Equipment & Services ETF              0.35
SPDR S&P Oil & Gas Exploration & Production ETF          0.35
SPDR S&P Pharmaceuticals ETF                             0.35
SPDR S&P Retail ETF                                      0.35
SPDR S&P Semiconductor ETF                               0.35
KBW Regional Banking ETF                                 0.35


The Adviser pays all operating expenses of each Fund other than the management fee, distribution fee pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees' counsel fees), litigation expenses and other extraordinary expenses.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent. State Street has also been approved to act as the securities lending agent for the Funds and will receive a portion of any lending income. In addition, cash collateral from lending activities will be invested in an investment fund managed by the Adviser. See Note 8 for additional information regarding securities lending.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund, with the exception of the SPDR DJ Wilshire Total Market ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2008 and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

Commencing August 11, 2007, the Trust and SPDR Index Shares Funds ("SIS Trust") pay, in the aggregate, each Independent Trustee an annual fee of $60,000 plus $3,000 per in-person meeting attended. An Independent Trustee will receive $1,000 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $9,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Trustee fees are allocated between the Trust and SIS Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series. Previously, the Trust paid each Independent Trustee an annual fee of $12,000 plus $4,500 per in person meeting attended and $500 for each meeting attended via telephone or video conference.

TRANSACTIONS WITH AFFILIATES

The SPDR DJ Wilshire Total Market ETF, SPDR DJ Wilshire Large Cap ETF, SPDR DJ Wilshire Large Cap Growth ETF, KBW Bank ETF and KBW Capital Markets ETF, have invested in affiliated companies. These investments represent 0.19%, 0.22%, 0.43%, 4.20% and 4.43%, respectively, of net assets at December 31, 2007. Amounts relating to these investments at December 31, 2007 and for the period ended are:

SPDR DJ WILSHIRE TOTAL MARKET ETF:

                                                          SHARES PURCHASED        SHARES SOLD       NUMBER OF
SECURITY                              NUMBER OF SHARES   FOR THE SIX MONTHS   FOR THE SIX MONTHS   SHARES HELD
DESCRIPTION                            HELD AT 6/30/07     ENDED 12/31/07       ENDED 12/31/07     AT 12/31/07
--------------------------------------------------------------------------------------------------------------
State Street Corp.                          2,474                595                  124             2,945



                                                 INCOME EARNED     REALIZED GAIN ON SHARES
SECURITY                                      FOR THE SIX MONTHS     SOLD DURING THE SIX     MARKET VALUE
DESCRIPTION                                     ENDED 12/31/07      MONTHS ENDED 12/31/07     AT 12/31/07
---------------------------------------------------------------------------------------------------------
State Street Corp.                                  $1,221                  $2,802             $239,134


SPDR DJ WILSHIRE LARGE CAP ETF:

                                                          SHARES PURCHASED        SHARES SOLD       NUMBER OF
SECURITY                              NUMBER OF SHARES   FOR THE SIX MONTHS   FOR THE SIX MONTHS   SHARES HELD
DESCRIPTION                            HELD AT 6/30/07     ENDED 12/31/07       ENDED 12/31/07     AT 12/31/07
--------------------------------------------------------------------------------------------------------------
State Street Corp.                           276                 205                  206              275



                                                 INCOME EARNED     REALIZED GAIN ON SHARES
SECURITY                                      FOR THE SIX MONTHS     SOLD DURING THE SIX     MARKET VALUE
DESCRIPTION                                     ENDED 12/31/07      MONTHS ENDED 12/31/07     AT 12/31/07
---------------------------------------------------------------------------------------------------------
State Street Corp.                                   $112                   $3,104              $22,330

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF:

                                                          SHARES PURCHASED        SHARES SOLD       NUMBER OF
SECURITY                              NUMBER OF SHARES   FOR THE SIX MONTHS   FOR THE SIX MONTHS   SHARES HELD
DESCRIPTION                            HELD AT 6/30/07     ENDED 12/31/07       ENDED 12/31/07     AT 12/31/07
--------------------------------------------------------------------------------------------------------------
State Street Corp.                         11,842               6,171                1,032            16,981



                                                 INCOME EARNED     REALIZED GAIN ON SHARES
SECURITY                                      FOR THE SIX MONTHS     SOLD DURING THE SIX     MARKET VALUE
DESCRIPTION                                     ENDED 12/31/07      MONTHS ENDED 12/31/07     AT 12/31/07
---------------------------------------------------------------------------------------------------------

State Street Corp.                                  $5,327                 $16,369            $1,378,857


KBW BANK ETF:

                                                            SHARES PURCHASED    SHARES SOLD FOR    NUMBER OF
SECURITY                                NUMBER OF SHARES   FOR THE SIX MONTHS    THE SIX MONTHS   SHARES HELD
DESCRIPTION                              HELD AT 6/30/07     ENDED 12/31/07      ENDED 12/31/07   AT 12/31/07
-------------------------------------------------------------------------------------------------------------
State Street Corp.                           45,580             1,121,694           981,377         185,897



                                                 INCOME EARNED     REALIZED GAIN ON SHARES
SECURITY                                      FOR THE SIX MONTHS     SOLD DURING THE SIX     MARKET VALUE
DESCRIPTION                                     ENDED 12/31/07      MONTHS ENDED 12/31/07     AT 12/31/07
---------------------------------------------------------------------------------------------------------
State Street Corp.                                  $55,899                $34,161            $15,094,837


KBW CAPITAL MARKETS ETF:

                                                            SHARES PURCHASED    SHARES SOLD FOR    NUMBER OF
SECURITY                                NUMBER OF SHARES   FOR THE SIX MONTHS    THE SIX MONTHS   SHARES HELD
DESCRIPTION                              HELD AT 6/30/07     ENDED 12/31/07      ENDED 12/31/07   AT 12/31/07
-------------------------------------------------------------------------------------------------------------
State Street Corp.                           59,409              866,492            839,938          85,963



                                                 INCOME EARNED     REALIZED GAIN ON SHARES
SECURITY                                      FOR THE SIX MONTHS     SOLD DURING THE SIX     MARKET VALUE
DESCRIPTION                                     ENDED 12/31/07      MONTHS ENDED 12/31/07     AT 12/31/07
---------------------------------------------------------------------------------------------------------
State Street Corp.                                  $35,077               $1,041,487          $6,980,196


4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's dividend reinvestment plan, shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional fee up to three times these amounts may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to offset the expense of processing orders of portfolio transactions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2007 were as follows:

                                                               GROSS          GROSS      NET UNREALIZED
                                            IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                               COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF         $  105,597,262   $ 31,791,827   $ 10,218,505    $  21,573,322
SPDR DJ Wilshire Large Cap ETF                10,107,790        451,556        371,014           80,542
SPDR DJ Wilshire Large Cap Growth ETF        294,860,277     45,924,388     17,479,745       28,444,643
SPDR DJ Wilshire Large Cap Value ETF         123,649,382     15,549,732     10,336,192        5,213,540
SPDR DJ Wilshire Mid Cap ETF                  22,309,233      3,375,286      2,066,688        1,308,598
SPDR DJ Wilshire Mid Cap Growth ETF           47,502,820      3,752,323      4,169,308         (416,985)
SPDR DJ Wilshire Mid Cap Value ETF            12,853,220        388,393      1,917,109       (1,528,716)
SPDR DJ Wilshire Small Cap ETF                10,466,106        661,675      1,885,365       (1,223,690)
SPDR DJ Wilshire Small Cap Growth ETF         96,588,909      7,236,392     13,815,574       (6,579,182)
SPDR DJ Wilshire Small Cap Value ETF         101,451,607      9,967,338     14,676,981       (4,709,643)
SPDR DJ Global Titans ETF                    172,059,036     26,897,653      9,162,790       17,734,863
DJ Wilshire REIT ETF                       1,381,526,435     22,138,098    165,649,208     (143,511,110)
KBW Bank ETF                                 409,499,288      1,164,338     47,850,524      (46,686,186)
KBW Capital Markets ETF                      168,259,450      2,450,306     12,820,296      (10,369,990)
KBW Insurance ETF                             98,494,519        362,341     14,019,161      (13,656,820)
Morgan Stanley Technology ETF                257,721,777     27,110,914     18,543,226        8,567,688
SPDR S&P Dividend ETF                        255,989,371      9,776,996     23,862,917      (14,085,921)
SPDR S&P Biotech ETF                         277,267,325     17,252,117     21,117,328       (3,865,211)
SPDR S&P Homebuilders ETF                    356,154,405      3,148,189     38,537,962      (35,389,773)
SPDR S&P Metals & Mining ETF                 279,024,919     16,790,089     13,731,455        3,058,634
SPDR S&P Oil & Gas Equipment & Services
  ETF                                        179,993,227     22,872,092      5,354,973       17,517,119
SPDR S&P Oil & Gas Exploration &
  Production ETF                              84,343,925      3,117,364      1,441,818        1,675,546
SPDR S&P Pharmaceuticals ETF                   9,044,904        615,563      1,226,860         (611,297)
SPDR S&P Retail ETF                          117,145,863        506,935      4,719,271       (4,212,336)
SPDR S&P Semiconductor ETF                   190,471,803      4,503,536     31,897,013      (27,393,477)
KBW S&P Regional Banking ETF                 162,482,194             --      8,028,157       (8,028,157)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

6.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2007, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                          CONTRIBUTIONS     REDEMPTIONS
----------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                        $    5,502,674   $    5,540,067
SPDR DJ Wilshire Large Cap ETF                                6,814,488        6,806,899
SPDR DJ Wilshire Large Cap Growth ETF                       102,728,708       11,548,314
SPDR DJ Wilshire Large Cap Value ETF                         21,265,834       34,105,859
SPDR DJ Wilshire Mid Cap ETF                                         --               --
SPDR DJ Wilshire Mid Cap Growth ETF                          34,949,735        9,853,583
SPDR DJ Wilshire Mid Cap Value ETF                                   --        5,677,650
SPDR DJ Wilshire Small Cap ETF                                6,253,503        6,115,307
SPDR DJ Wilshire Small Cap Growth ETF                        52,368,653       45,404,022
SPDR DJ Wilshire Small Cap Value ETF                                 --       10,358,210
SPDR DJ Global Titans ETF                                    21,621,666        3,523,456
DJ Wilshire REIT ETF                                        320,029,245      155,914,542
KBW Bank ETF                                              1,536,321,388    1,183,679,189
KBW Capital Markets ETF                                   1,167,783,051    1,064,270,679
KBW Insurance ETF                                           274,110,202      234,154,041
Morgan Stanley Technology ETF                                79,805,083               --
SPDR S&P Dividend ETF                                        20,094,476       26,909,833
SPDR S&P Biotech ETF                                        307,110,403      159,391,404
SPDR S&P Homebuilders ETF                                 2,120,616,884    1,975,101,098
SPDR S&P Metals & Mining ETF                                446,127,856      385,419,394
SPDR S&P Oil & Gas Equipment & Services ETF                  79,496,757       42,710,945
SPDR S&P Oil & Gas Exploration & Production ETF             202,461,689      165,309,342
SPDR S&P Pharmaceuticals ETF                                         --               --
SPDR S&P Retail ETF                                       1,753,906,062    1,756,237,955
SPDR S&P Semiconductor ETF                                  153,041,646       76,813,979
KBW Regional Banking ETF                                  1,692,229,343    1,634,352,529


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds' daily net shareholder transactions while the Statement of Changes reflect gross shareholder transactions including any cash component of the transactions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

For the six months ended December 31, 2007, the Trust had purchases and sales of investment securities as follows:

                                                                     PURCHASES        SALES
----------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                                  $  3,922,557   $  4,184,863
SPDR DJ Wilshire Large Cap ETF                                          560,928        583,082
SPDR DJ Wilshire Large Cap Growth ETF                                28,864,930     27,463,671
SPDR DJ Wilshire Large Cap Value ETF                                 12,370,922     12,068,667
SPDR DJ Wilshire Mid Cap ETF                                          5,472,594      6,529,896
SPDR DJ Wilshire Mid Cap Growth ETF                                  11,924,962     12,575,706
SPDR DJ Wilshire Mid Cap Value ETF                                    4,592,963      4,522,922
SPDR DJ Wilshire Small Cap ETF                                        1,661,439      1,645,881
SPDR DJ Wilshire Small Cap Growth ETF                                21,866,130     23,132,582
SPDR DJ Wilshire Small Cap Value ETF                                 18,226,206     18,389,136
SPDR DJ Global Titans ETF                                             4,285,934      2,775,514
DJ Wilshire REIT ETF                                                207,997,756    196,326,518
KBW Bank ETF                                                         57,748,574     56,754,066
KBW Capital Markets ETF                                              65,635,607     79,164,882
KBW Insurance ETF                                                    10,722,316     11,132,233
Morgan Stanley Technology ETF                                        63,524,216     63,234,305
SPDR S&P Dividend ETF                                                72,041,412     75,568,478
SPDR S&P Biotech ETF                                                 69,265,681     70,506,269
SPDR S&P Homebuilders ETF                                            88,261,894     89,040,887
SPDR S&P Metals & Mining ETF                                         57,629,505     62,375,434
SPDR S&P Oil & Gas Equipment & Services ETF                          72,367,510     72,781,408
SPDR S&P Oil & Gas Exploration & Production ETF                      14,929,751     15,055,318
SPDR S&P Pharmaceuticals ETF                                          1,746,129      1,703,949
SPDR S&P Retail ETF                                                  23,323,746     23,706,340
SPDR S&P Semiconductor ETF                                           53,179,899     53,320,925
KBW S&P Regional Banking ETF                                         16,129,953     21,857,092


7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. At December 31, 2007, none of the Funds had transacted in securities lending.

9.  OTHER INFORMATION

On August 22, 2005, the Board of Trustees approved stock splits for the following Funds. The stock splits occurred on September 21, 2005.

FUND                                             RATIO OF SPLIT
---------------------------------------------------------------
SPDR DJ Wilshire Large Cap Value ETF                   2:1
SPDR DJ Wilshire Small Cap Value ETF                   3:1
DJ Wilshire REIT ETF                                   3:1

SPDR SERIES TRUST
OTHER INFORMATION
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and trustee fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at July 1, 2007 and held for the six months ended December 31, 2007.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds' Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        BEGINNING          ENDING        EXPENSES PAID
                                                      ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
ACTUAL                                                   7/1/2007        12/31/2007     7/1/07-12/31/07

-------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                         $1,000           $981.90           $1.00
SPDR DJ Wilshire Large Cap ETF                             1,000            991.00            1.00
SPDR DJ Wilshire Large Cap Growth ETF                      1,000          1,027.40            1.02
SPDR DJ Wilshire Large Cap Value ETF                       1,000            953.60            0.98
SPDR DJ Wilshire Mid Cap ETF                               1,000            946.30            1.22
SPDR DJ Wilshire Mid Cap Growth ETF                        1,000            976.50            1.24
SPDR DJ Wilshire Mid Cap Value ETF                         1,000            903.20            1.20
SPDR DJ Wilshire Small Cap ETF                             1,000            928.00            1.21
SPDR DJ Wilshire Small Cap Growth ETF                      1,000            961.70            1.23
SPDR DJ Wilshire Small Cap Value ETF                       1,000            894.50            1.19
SPDR DJ Global Titans ETF                                  1,000          1,006.70            2.52
DJ Wilshire REIT ETF                                       1,000            876.10            1.18
KBW Bank ETF                                               1,000            801.80            1.59
KBW Capital Markets ETF                                    1,000            980.50            1.74
KBW Insurance ETF                                          1,000            900.10            1.67
Morgan Stanley Technology ETF                              1,000          1,000.30            2.51
SPDR S&P Dividend ETF                                      1,000            912.00            1.68
SPDR S&P Biotech ETF                                       1,000          1,166.70            1.91
SPDR S&P Homebuilders ETF                                  1,000            640.70            1.44
SPDR S&P Metals & Mining ETF                               1,000          1,114.60            1.86
SPDR S&P Oil & Gas Equipment & Services ETF                1,000          1,103.40            1.85
SPDR S&P Oil & Gas Exploration & Production ETF            1,000          1,135.60            1.88
SPDR S&P Pharmaceuticals ETF                               1,000            950.10            1.72
SPDR S&P Retail ETF                                        1,000            783.00            1.57
SPDR S&P Semiconductor ETF                                 1,000            876.20            1.65
KBW Regional Banking ETF                                   1,000            838.90            1.62



                                                        BEGINNING          ENDING        EXPENSES PAID
                                                      ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
HYPOTHETICAL                                             7/1/2007        12/31/2007     7/1/07-12/31/07
-------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                         $1,000         $1,024.13           $1.02
SPDR DJ Wilshire Large Cap ETF                             1,000          1,024.13            1.02
SPDR DJ Wilshire Large Cap Growth ETF                      1,000          1,024.13            1.02
SPDR DJ Wilshire Large Cap Value ETF                       1,000          1,024.13            1.02
SPDR DJ Wilshire Mid Cap ETF                               1,000          1,023.88            1.27
SPDR DJ Wilshire Mid Cap Growth ETF                        1,000          1,023.88            1.27
SPDR DJ Wilshire Mid Cap Value ETF                         1,000          1,023.88            1.27
SPDR DJ Wilshire Small Cap ETF                             1,000          1,023.88            1.27
SPDR DJ Wilshire Small Cap Growth ETF                      1,000          1,023.88            1.27
SPDR DJ Wilshire Small Cap Value ETF                       1,000          1,023.88            1.27
SPDR DJ Global Titans ETF                                  1,000          1,022.62            2.54
DJ Wilshire REIT ETF                                       1,000          1,023.88            1.27
KBW Bank ETF                                               1,000          1,023.38            1.78
KBW Capital Markets ETF                                    1,000          1,023.38            1.78
KBW Insurance ETF                                          1,000          1,023.38            1.78
Morgan Stanley Technology ETF                              1,000          1,022.62            2.54
SPDR S&P Dividend ETF                                      1,000          1,023.38            1.78
SPDR S&P Biotech ETF                                       1,000          1,023.38            1.78
SPDR S&P Homebuilders ETF                                  1,000          1,023.38            1.78

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        BEGINNING          ENDING        EXPENSES PAID
                                                      ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
HYPOTHETICAL (CONTINUED)                                 7/1/2007        12/31/2007     7/1/07-12/31/07
-------------------------------------------------------------------------------------------------------
SPDR S&P Metals & Mining ETF                              $1,000         $1,023.38           $1.78
SPDR S&P Oil & Gas Equipment & Services ETF                1,000          1,023.38            1.78
SPDR S&P Oil & Gas Exploration & Production ETF            1,000          1,023.38            1.78
SPDR S&P Pharmaceuticals ETF                               1,000          1,023.38            1.78
SPDR S&P Retail ETF                                        1,000          1,023.38            1.78
SPDR S&P Semiconductor ETF                                 1,000          1,023.38            1.78
KBW Regional Banking ETF                                   1,000          1,023.38            1.78


 *Expenses are equal to the Funds' annualized expense ratio of 0.20%, 0.20%, 0.20%, 0.20%, 0.25%, 0.25%, 0.25%, 0.25%, 0.25%, 0.25%, 0.50%, 0.25%, 0.35%,
  0.35%, 0.35%, 0.50%, 0.35%, 0.35, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%,
  0.35% and 0.35%, respectively. Expenses are equal to the Funds' annualized expense ratio, multiplied by the value of the average account over the period, multiplied by the number of days in the most recent six month period (or since commencement of operations), then divided by 366.

PROXY VOTING POLICIES AND PROCEDURE AND RECORD

A description of the Trust's proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov. Information regarding how the investment adviser voted any proxies for the prior 12 month ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.spdretfs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on the Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the form N-Q is available upon request without charge, by calling 1-866-787-2257 (toll free), and on the Funds' website at www.spdretfs.com.

FULL PORTFOLIO SCHEDULE

The complete schedule of portfolio holdings for the following Funds is available on the Funds' website at www.spdretfs.com, without charge, upon request, by calling 1-800-787-2257 (toll free) and on the SEC's website at www.sec.gov.

SPDR DJ Wilshire Total Market ETF
SPDR DJ Wilshire Large Cap ETF
SPDR DJ Wilshire Large Cap Growth ETF
SPDR DJ Wilshire Large Cap Value ETF
SPDR DJ Wilshire Mid Cap ETF
SPDR DJ Wilshire Mid Cap Growth ETF
SPDR DJ Wilshire Mid Cap Value ETF
SPDR DJ Wilshire Small Cap ETF
SPDR DJ Wilshire Small Cap Growth ETF
SPDR DJ Wilshire Small Cap Value ETF

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At an in-person meeting held on August 22, 2007, the Board of Trustees of the Trust (the "Board") evaluated the proposals to continue the Investment Advisory Agreement (the "Agreement") between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to the operational equity series of the Trust (each a "Current ETF", collectively, the "Current ETFs") and to continue the Agreement with respect to the previously approved non-operational equity series of the Trust (collectively, the "New ETFs" and together with the Current ETFs, the "ETFs"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent and Custodian ("State Street"). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by the Adviser with respect to the Current ETFs and to be provided by the Adviser with respect to the New ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) costs to the Adviser of its services and the profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the ETFs grow and whether the fee levels in the Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of the services provided by, or to be provided by, the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser's responsibilities for managing investment operations of each of the Current ETFs and anticipated responsibilities for managing investment operations of the New ETFs, in accordance with each ETF's investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for portfolio management and compliance of the ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each ETF's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its affiliates which make up State Street Global Advisers, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser's experience in managing equity ETFs. The Board then determined that the nature, extent and quality of services provided by the Adviser to the Trust were necessary and appropriate.

The Board reviewed the Current ETFs' performance. The Board noted that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to performance of actively-managed funds. The Board was more concerned with the extent to which each Current ETF achieved its objective and the Board reviewed each Current ETFs index tracking and tracking error. The Board considered that each Current ETF closely tracked its benchmark index and the Board also reviewed the tax efficiency of each Current ETF. The Board then determined that the performance of each Current ETF was satisfactory.

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs' historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser's relationship with the Current ETFs had been profitable, profitability was not excessive.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to cause the Adviser's fees with respect to the ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the ETFs' unitary fee through the review of comparative information with respect to fees paid by similar funds -- i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for the ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the Current ETFs, estimated expense ratios of the New ETFs, and the unitary fee structure. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that each ETF's fees were fair and reasonable in light of those of their direct competitors.

The Board's conclusions in approving the Agreement, including the Independent Trustees voting separately, were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Current ETFs and expected to be provided by the Adviser with respect to the New ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser's fees for each ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust's relationships with the Adviser was not excessive; (e) any additional benefits to the Adviser were not of a magnitude materially to affect the Board's conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with the Current ETFs and fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETFs by way of the low fee structure of the Trust.

At the meeting, the Board also evaluated the proposal to continue the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Trust and The Tuckerman Group LLC, an affiliate of the Adviser (the "Sub-Adviser") with respect to one of the Current ETFs, the DJ Wilshire REIT ETF (the "REIT ETF"). The Independent Trustees also met separately with their counsel to consider the Sub-Advisory Agreement.

In evaluating the Sub-Advisory Agreement, the Board reviewed materials provided to them at their request by the Sub-Adviser and State Street. In deciding whether to approve the Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of the services provided by the Sub-Adviser with respect to the REIT ETF under the Sub-Advisory Agreement, (ii) the investment performance of the REIT ETF, (iii) the fees charged by the Sub-Adviser and any additional benefits received by the Sub-Adviser due to its relationship with the Adviser and the Trust, and (iv) the extent to which economies of scale would be realized if and as the REIT ETF grows and whether fee levels in the Sub-Advisory Agreement reflect these economies of scale.

The Board considered the background and experience of the Sub-Adviser's senior management and in particular the Sub-Adviser's experience in investing in REITs. The Board considered that the REIT ETF satisfactorily tracked its benchmark index and considered its tax efficiency. In light of the Board's determination that the unitary fee paid to the Adviser by the REIT ETF was fair and reasonable and that the Sub-Adviser's fees are paid by the Adviser, the Board did not believe it necessary to evaluate the Sub-Adviser's profitability or any additional benefits that the Sub-Adviser may receive.

The Board's conclusions in approving the Sub-Advisory Agreement, including the Independent Trustees voting separately, were as follows: (a) the nature and extent of the services provided by the Sub-Adviser to the REIT ETF were appropriate; (b) the performance and, more importantly, the index tracking, of the REIT ETF had been satisfactory; and (c) the Sub-Adviser's fees for the REIT ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional benefits to the Sub-Adviser were not of a magnitude materially to affect the Board's conclusions; and (e) the fees paid to the Sub-Adviser adequately shared the economies of scale with the REIT ETF.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETF's being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR SERIES TRUST
SPDR DJ Wilshire Total Market ETF (TMW)
SPDR DJ Wilshire Large Cap ETF (ELR)
SPDR DJ Wilshire Large Cap Growth ETF (ELG)
SPDR DJ Wilshire Large Cap Value ETF (ELV)
SPDR DJ Wilshire Mid Cap ETF (EMM)
SPDR DJ Wilshire Mid Cap Growth ETF (EMG)
SPDR DJ Wilshire Mid Cap Value ETF (EMV)
SPDR DJ Wilshire Small Cap ETF (DSC)
SPDR DJ Wilshire Small Cap Growth ETF (DSG)
SPDR DJ Wilshire Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
DJ Wilshire REIT ETF (RWR)
KBW Bank ETF (KBE)
KBW Capital Markets ETF (KCE)
KBW Insurance ETF (KIE)
Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
KBW Regional Banking ETF (KRE)
SPDR Lehman 1-3 Month T-Bill ETF (BIL)
SPDR Lehman Short Term Municipal Bond ETF (SHM)
SPDR Lehman Intermediate Term Treasury ETF (ITE)
SPDR Lehman Long Term Treasury ETF (TLO)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Lehman California Municipal Bond ETF (CXA)
SPDR Lehman New York Municipal Bond ETF (INY)
SPDR Lehman Municipal Bond ETF (TFI)
SPDR Lehman Aggregate Bond ETF (LAG)
SPDR Lehman International Treasury Bond ETF (BWX)
SPDR Lehman High Yield Bond ETF (JNK)

THE SELECT SECTOR SPDR TRUST
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

DIAMONDS TRUST, SERIES 1 (DIA)

SPDR TRUST, SERIES 1 (SPY)

SPDR INDEX SHARES FUNDS

DJ STOXX 50 ETF (FEU)
DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR S&P International Dividend ETF (DWX)
SPDR DJ Wilshire International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)

State Street Global Markets, LLC, member of FINRA and SIPC, is a distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR Trust and Diamonds Trust, both unit investment trusts; and all investment portfolios of The Select Sector SPDR Trust.

SPDR SERIES TRUST

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross

OFFICERS
James E. Ross, President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Mary Moran Zeven, Secretary
Mark E. Tuttle, Assistant Secretary
Ryan M. Louvar, Assistant Secretary
Chad C. Hallett, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Matthew W. Flaherty, Assistant Treasurer
Julie B. Piatelli, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting WWW.SPDRETFS.COM Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111

The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

For SPDR DJ Wilshire Small Cap Growth ETF, SPDR DJ Wilshire Small Cap Value ETF, Morgan Stanley Technology ETF, SPDR DJ Wilshire REIT ETF, KBW Bank ETF, KBW Capital Markets ETF, KBW Insurance ETF, KBW Regional Banking ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR Homebuilders ETF, SPDR Semiconductor ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF and SPDR S&P Retail ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For SPDR DJ Global Titans ETF: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may directly acquire shares of the Funds and tender them for redemption in Creation Unit Aggregations only. Please see the prospectus for more details.

The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter, Keefe, Bruyette & Woods, Inc., Standard & Poor's and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, transfer agent and administrator shareholder servicing agent.

Please read the prospectus carefully before you invest or send money.
(c) 2008 State Street Corporation STSAR


For more complete information, please call 866.787.2257 or visit spdretfs.com today

SEMI-ANNUAL December 31, 2007







      (SPDRs LOGO)                           Precise in a world that isn't.(SM)
State Street Global Advisors

TABLE OF CONTENTS


PERFORMANCE &
  PORTFOLIO SUMMARY
  SPDR(R) LEHMAN 1-3
     MONTH T-BILL
     ETF (BIL)......     1
  SPDR(R) LEHMAN
     SHORT TERM
     MUNICIPAL BOND
     ETF (SHM)......     4
  SPDR(R) LEHMAN
     INTERMEDIATE
     TERM TREASURY
     ETF (ITE)......     5
  SPDR(R) LEHMAN
     LONG TERM
     TREASURY ETF
     (TLO)..........     8
  SPDR(R) BARCLAYS
     CAPITAL TIPS
     ETF (IPE)......    11
  SPDR(R) LEHMAN
     CALIFORNIA
     MUNICIPAL BOND
     ETF (CXA)......    14
  SPDR(R) LEHMAN NEW
     YORK MUNICIPAL
     BOND ETF
     (INY)..........    15
  SPDR(R) LEHMAN
     MUNICIPAL BOND
     ETF (TFI)......    16
  SPDR(R) LEHMAN
     AGGREGATE BOND
     ETF (LAG)......    17
  SPDR(R) LEHMAN
     INTERNATIONAL
     TREASURY BOND
     ETF (BWX)......    20
  SPDR(R) LEHMAN
     HIGH YIELD BOND
     ETF (JNK)......    21
SCHEDULES OF
  INVESTMENTS
  SPDR(R) LEHMAN 1-3
     MONTH T-BILL
     ETF (BIL)......    22
  SPDR(R) LEHMAN
     SHORT TERM
     MUNICIPAL BOND
     ETF (SHM)......    23
  SPDR(R) LEHMAN
     INTERMEDIATE
     TERM TREASURY
     ETF (ITE)......    25
  SPDR(R) LEHMAN
     LONG TERM
     TREASURY ETF
     (TLO)..........    27
  SPDR(R) BARCLAYS
     CAPITAL TIPS
     ETF (IPE)......    28
  SPDR(R) LEHMAN
     CALIFORNIA
     MUNICIPAL BOND
     ETF (CXA)......    29
  SPDR(R) LEHMAN NEW
     YORK MUNICIPAL
     BOND ETF
     (INY)..........    30
  SPDR(R) LEHMAN
     MUNICIPAL BOND
     ETF (TFI)......    31
  SPDR(R) LEHMAN
     AGGREGATE BOND
     ETF (LAG)......    34
  SPDR(R) LEHMAN
     INTERNATIONAL
     TREASURY BOND
     ETF (BWX)......    37
  SPDR(R) LEHMAN
     HIGH YIELD BOND
     ETF (JNK)......    39
FINANCIAL
  STATEMENTS........    42
FINANCIAL
  HIGHLIGHTS........    48
NOTES TO FINANCIAL
  STATEMENTS........    50
OTHER INFORMATION...    57

                   (streetTRACKS (R) semi-annual report LOGO)
              SPDR Lehman 1-3 Month T-Bill ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR LEHMAN 1-3 MONTH T-BILL ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET         Lehman Brothers 1-3 Month
                                             VALUE       VALUE          U.S. Treasury Bill Index
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07                2.12%       2.15%                   2.21%

 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      2.61%       2.68%                   2.71%
 ----------------------------------------------------------------------------------------------------




 (1) For the period May 25, 2007 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
        SPDR Lehman 1-3 Month T-Bill ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR LEHMAN 1-3 MONTH T-BILL ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                               DOW JONES
                                              EURO STOXX
                               DJ EURO         50 INDEX
                              STOXX 50           - US
                                 ETF      DOLLAR DENOMINATED
                              --------    ------------------
10/15/02                        10000            10000
12/31/02                        10343            10283
3/31/03                          9148             9156
6/30/03                         11657            11641
9/30/03                         11746            11732
12/31/03                        14658            14657
3/31/04                         14443            14452
6/30/04                         14685            14664
9/30/04                         14590            14562
12/31/04                        17299            17325
3/31/05                         17161            17147
6/30/05                         16958            16927
9/30/05                         18211            18212
12/31/05                        18626            18636
3/31/06                         20603            20633
6/30/06                         21028            21004
9/30/06                         22306            22297
12/31/06                        24591            24595
3/31/07                         25241            25236

                   (streetTRACKS (R) semi-annual report LOGO)
               SPDR Lehman 1-3 Month T-Bill ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ---------------------------------------------------------------------------------------------------------------------

                            UNITED STATES      UNITED STATES      UNITED STATES      UNITED STATES      UNITED STATES
    DESCRIPTION             TREASURY BILL,     TREASURY BILL,     TREASURY BILL,     TREASURY BILL,     TREASURY BILL,
                            3.04%,             2.92%,             2.92%,             3.01%,             3.74%,
                            02/28/2008         02/07/2008         02/14/2008         02/21/2008         01/31/2008

 ---------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $29,969,420        27,827,960         27,079,345         27,061,046         24,800,996
 ---------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         13.1%              12.2               11.8               11.8               10.8
 ---------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2007*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

U.S. Treasury Obligations           100.2%
Short Term Investments                0.1
Other Assets & Liabilities          (0.3)
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
          SPDR Lehman Short Term Municipal Bond ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ----------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             LOUDOUN COUNTY, VA,      CALIFORNIA STATE        OHIO STATE WATER          NEW YORK, NY, GENERAL
                            GENERAL OBLIGATION,      ECONOMIC RECOVERY,      DEVELOPMENT               OBLIGATION, SERIES B,
                            5.00%, 6/01/2012         SERIES A (MBIA),        AUTHORITY, WATER          5.25%, 8/01/2011
                                                     5.00%, 7/01/2012        QUALITY - LOAN FUND,
                                                                             5.00%, 12/01/2011

 ----------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $1,073,430               1,070,860               1,065,990                 1,063,140
 ----------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         4.7%                     4.7                     4.7                       4.7
 ----------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------

    DESCRIPTION             MASSACHUSETTS STATE
                            GENERAL OBLIGATION, SERIES A,
                            5.25%, 1/01/2017



 ---------------------------------------------------------

    MARKET VALUE            1,057,160
 ---------------------------------------------------------

    % OF NET ASSETS         4.7
 ---------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2007*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

Municipal Bonds & Notes              95.0%
Short Term Investments                4.0
Other Assets & Liabilities            1.0
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
         SPDR Lehman Intermediate Term Treasury ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.1345%.

 PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                             NET                                    Lehman Brothers
                                            ASSET              MARKET                Intermediate
                                            VALUE              VALUE              U.S. Treasury Index
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               7.13%              7.23%                     7.21%

 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     7.11%              7.23%                     7.28%
 ----------------------------------------------------------------------------------------------------




 (1) For the period May 23, 2007 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
   SPDR Lehman Intermediate Term Treasury ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF (Based on Net Asset Value) (PERFORMANCE GRAPH)

                                   SPDR LEHMAN        LEHMAN BROTHERS
                                INTERMEDIATE TERM    INTERMEDIATE U.S.
                                   TREASURY ETF        TREASURY INDEX
                                -----------------    -----------------
5/23/07                              10000.00             10000.00
5/30/06                               9983.00              9991.00
6/30/06                               9998.97             10007.00
7/31/07                              10129.00             10147.10
8/31/07                              10288.00             10298.30
9/30/07                              10349.70             10360.10
10/31/07                             10413.90             10425.30
11/30/07                             10690.90             10704.70
12/31/07                             10711.20             10728.00

                   (streetTRACKS (R) semi-annual report LOGO)
          SPDR Lehman Intermediate Term Treasury ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF December 31, 2007

 ------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         UNITED STATES     UNITED STATES      UNITED STATES     UNITED STATES     UNITED STATES
                      TREASURY NOTE,    TREASURY NOTE,     TREASURY NOTE,    TREASURY NOTE,    TREASURY NOTE,
                      4.25%, 8/15/2013  4.25%, 11/15/2013  4.75%, 5/15/2014  4.00%, 2/15/2014  4.88%, 8/15/2016
 ------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $196,870          176,168            171,167           160,327           150,138

 ------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   1.8%              1.6                1.6               1.5               1.4
 ------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 ASSET ALLOCATIONS AS OF December 31, 2007*


 -------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
 -------------------------------------------
U.S. Treasury Obligations            99.0%
Short Term Investments                0.2
Other Assets & Liabilities            0.8
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------



  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
             SPDR Lehman Long Term Treasury ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR LEHMAN LONG TERM TREASURY ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET         Lehman Brothers Long Term
                                             VALUE       VALUE            U.S. Treasury Index
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07               10.71%      10.47%                   10.81%

 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      9.71%       9.39%                    9.90%
 ----------------------------------------------------------------------------------------------------




 (1) For the period May 23, 2007 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
       SPDR Lehman Long Term Treasury ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR LEHMAN LONG TERM TREASURY ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                                 LEHMAN BROTHERS
                                  SPDR LEHMAN       LONG TERM
                                   LONG TERM      U.S. TREASURY
                                 TREASURY ETF         INDEX
                                 ------------    ---------------
5/23/07                            10000.00          10000.00
5/30/06                             9996.00          10003.00
6/30/06                             9910.03           9918.97
7/31/07                            10131.00          10184.80
8/31/07                            10364.00          10374.20
9/30/07                            10391.00          10403.30
10/31/07                           10536.50          10550.00
11/30/07                           11016.90          11035.30
12/31/07                           10970.70          10990.00

                   (streetTRACKS (R) semi-annual report LOGO)
              SPDR Lehman Long Term Treasury ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 -------------------------------------------------------------------------------------------------------------------

    DESCRIPTION       UNITED STATES      UNITED STATES     UNITED STATES     UNITED STATES      UNITED STATES
                      TREASURY BOND,     TREASURY BOND,    TREASURY BOND,    TREASURY BOND,     TREASURY BOND,
                      8.00%, 11/15/2021  4.50%, 2/15/2036  6.25%, 8/15/2023  6.13%, 11/15/2027  8.13%, 8/15/2019

 -------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $1,609,862         1,090,870         1,089,561         1,030,433          984,055
 -------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   7.5%               5.1               5.1               4.8                4.6
 -------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2007*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

U.S. Treasury Obligations            98.5%
Short Term Investments                0.0**
Other Assets & Liabilities            1.5
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




   * The Fund's assets allocation is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.5% of net assets.

                   (streetTRACKS (R) semi-annual report LOGO)
               SPDR Barclays Capital Tips ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL TIPS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.1845%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          Barclays U.S. Government
                                             VALUE       VALUE        Inflation-linked Bond Index
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07                9.71%       9.99%                   9.89%

 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      9.41%       9.65%                   9.66%
 ----------------------------------------------------------------------------------------------------




 (1) For the period May 25, 2007 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
         SPDR Barclays Capital TIPS ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR BARCLAYS CAPITAL TIPS ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                SPDR BARCLAYS           BARCLAYS U.S.
                                 CAPITAL TIPS    GOVERNMENT INFLATION-LINKED
                                     ETF                  BOND INDEX
                                -------------    ---------------------------
5/25/07                            10000.00                10000.00
5/30/06                             9990.00                 9995.00
6/30/06                             9973.02                 9979.01
7/31/07                            10169.50                10206.50
8/31/07                            10294.60                10300.40
9/30/07                            10429.40                10430.20
10/31/07                           10548.30                10551.20
11/30/07                           10962.90                10974.30
12/31/07                           10941.00                10966.00

                   (streetTRACKS (R) semi-annual report LOGO)
                SPDR Barclays Capital TIPS ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 --------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         TREASURY INFLATION  TREASURY INFLATION  TREASURY INFLATION  TREASURY INFLATION  TREASURY INFLATION
                      PROTECTED           PROTECTED           PROTECTED           PROTECTED           PROTECTED
                      INDEXED BOND,       INDEXED BOND,       INDEXED NOTE,       INDEXED NOTE,       INDEXED BOND,
                      3.88%, 04/15/2029   2.38%, 01/15/2025   0.88%, 04/15/2010   3.00%, 07/15/2012   3.63%, 04/15/2028

 --------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $2,108,150          2,061,488           1,939,443           1,828,229           1,746,648
 --------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   6.9%                6.8                 6.4                 6.0                 5.7
 --------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2007*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

U.S. Treasury Obligations            99.9%
Short Term Investments                0.0**
Other Assets & Liabilities            0.1
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




   * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                   (streetTRACKS (R) semi-annual report LOGO)
          SPDR Lehman California Municipal Bond ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         CALIFORNIA STATE     NORTH ORANGE      CALIFORNIA STATE    SAN DIEGO, CA,     LOS ANGELES, CA,
                      DEPARTMENT OF WATER  COUNTY, CA,       ECONOMIC RECOVERY,  COMMUNITY COLLEGE  WATER & POWER
                      RESOURCES POWER      COMMUNITY         SERIES A (MBIA),    DISTRICT (FSA),    REVENUE,
                      SUPPLY REVENUE,      COLLEGE (MBIA),   5.00%, 7/01/2015    5.00%, 8/01/2032   SERIES A-1 (AMBAC),
                      SERIES A (AMBAC),    5.00%, 8/01/2015                                         5.00%, 7/01/23
                      5.50%, 5/01/2013

 ----------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $1,097,900           1,094,850         1,087,640           1,047,230          962,424
 ----------------------------------------------------------------------------------------------------------------------
    % OF NET          8.2%                 8.2               8.1                 7.8                7.2
    ASSETS..........
 ----------------------------------------------------------------------------------------------------------------------




 (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2007*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

Municipal Bonds & Notes              97.5%
Short Term Investments                1.3
Other Assets & Liabilities            1.2
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
           SPDR Lehman New York Municipal Bond ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         NEW YORK, NY,     NEW YORK STATE     NEW YORK STATE      NEW YORK STATE       PUERTO RICO
                      GENERAL           GENERAL            DORM AUTHORITY      ENVIRONMENTAL        COMMONWEALTH,
                      OBLIGATION,       OBLIGATION,        REVENUE, SERIES C,  FACSCORP, SERIES A,  GENERAL
                      SERIES J, 5.50%,  5.00%, 04/15/2015  5.00%, 12/15/2020   4.50%, 6/15/2036     OBLIGATION,
                      06/01/2020                                                                    SERIES A (MBIA),
                                                                                                    5.50%, 07/01/2019

 ------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $1,109,170        1,093,600          1,077,690           872,398              809,513
 ------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   8.4%              8.3                8.2                 6.6                  6.1
 ------------------------------------------------------------------------------------------------------------------------



   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2007*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

Municipal Bonds & Notes              94.9%
Short Term Investments                4.7
Other Assets & Liabilities            0.4
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
                SPDR Lehman Municipal Bond ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         MASSACHUSETTS      WILLAMSON          CHARLESTON         GEORGIA STATE        CENTRAL PUGET
                      STATE WATER        COUNTY, TX,        COUNTY, SC,        GENERAL OBLIGATION,  SOUND, WA,
                      POLLUTION          (MBIA),            SALES TAX          SERIES B,            REGIONAL TRANSIT
                      ABATEMENT TRUST,   5.25%, 02/15/2018  REVENUE,           5.00%, 04/01/2012    AUTHORITY,
                      5.25%, 08/01/2033                     5.00%, 11/01/2018                       SALES & USE TAX
                                                                                                    REVENUE, SERIES A,
                                                                                                    5.00%, 11/01/2036

 ----------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $2,289,560         2,208,580          2,198,600          2,140,820            2,081,800
 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   3.2%               3.1                3.1                3.0                  2.9
 ----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2007*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

Municipal Bonds & Notes              97.9%
Short Term Investments                1.2
Other Assets & Liabilities            0.9
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                   (streetTRACKS (R) semi-annual report LOGO)
               SPDR Lehman Aggregate Bond ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR LEHMAN AGGREGATE BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2007 IS 0.1845%.

PERFORMANCE AS OF DECEMBER 31, 2007


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET            Lehman Brothers U.S.
                                             VALUE       VALUE              Aggregate Index
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/07                5.95%       6.05%                   5.93%

 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      5.41%       5.58%                   5.54%
 ----------------------------------------------------------------------------------------------------




 (1) For the period May 23, 2007 to December 31, 2007.

                   (streetTRACKS (R) semi-annual report LOGO)
         SPDR Lehman Aggregate Bond ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR LEHMAN AGGREGATE BOND ETF (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                  SPDR LEHMAN       SPDR LEHMAN
                                AGGREGATE BOND    AGGREGATE BOND
                                      ETF              INDEX
                                --------------    --------------
5/25/07                            10000.00          10000.00
5/30/06                             9983.00           9993.00
6/30/06                             9949.06           9963.02
7/31/07                            10017.70          10045.70
8/31/07                            10159.00          10169.30
9/30/07                            10241.20          10246.60
10/31/07                           10285.30          10338.80
11/30/07                           10475.60          10524.90
12/31/07                           10541.00          10554.30

                   [streetTRACKS (R) semi-annual report LOGO]
                SPDR Lehman Aggregate Bond ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ------------------------------------------------------------------------------------------------------

  DESCRIPTION         FANNIE MAE,  FREDDIE MAC,  TREASURY NOTES,    FREDDIE MAC,  TREASURY NOTES,
                      5.50% TBA    6.00% TBA     4.50%, 04/30/2012  5.00% TBA     4.00%, 04/15/2010

 ------------------------------------------------------------------------------------------------------

    MARKET VALUE      $5,591,687   4,617,539     3,957,589          3,414,961     2,528,601
 ------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   8.7%         7.2           6.2                5.3           3.9
 ------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION OF DECEMBER 31, 2007*



 -------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
 -------------------------------------------
Corporate Bonds & Notes              29.4%
Foreign Government Obligations        1.7
U.S. Government Agency
  Obligations                        47.5
U.S. Treasury Obligations            20.7
Short Term Investments               39.3
Other Assets & Liabilities          (38.6)
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------



  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
         SPDR Lehman International Treasury Bond ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 -------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION            FEDERAL REPUBLIC   GOVERNMENT         GOVERNMENT         GOVERNMENT         REPUBLIC OF GREECE,
                           OF GERMANY,        OF JAPAN           OF JAPAN           OF JAPAN           3.70%, 07/20/2015
                           3.50%, 10/09/2009  10 YEAR ISSUE,     10 YEAR ISSUE,     20 YEAR BOND,
                                              1.80%, 09/21/2009  1.30%, 06/20/2012  2.60%, 03/20/2019

 -------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE           $12,052,129        11,530,903         9,632,208          7,575,962          7,098,591
 -------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS        6.7%               6.4                5.3                4.2                3.9
 -------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2007*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

Foreign Government Obligations       96.6%
Short Term Investments                0.3
Other Assets & Liabilities            3.1
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
               SPDR Lehman High Yield Bond ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2007

 ----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         FREEPORT-MCMORAN     HCA INC.           COMMUNITY HEALTH   TEXAS COMPETITIVE   CCH I LLC,
                      COOPER & GOLD, INC.  9.25%, 11/15/2016  SYSTEMS, INC.      ELECTRIC HOLDINGS   11.00%, 10/01/2015
                      8.38%, 04/01/2017                       8.88%, 07/15/2015  CO. LLC,
                                                                                 10.25%, 11/01/2015
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE      $348,563             315,000            305,625            247,500             244,500

 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   3.7%                 3.3                3.3                2.6                 2.6
 ----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2007*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

Corporate Bonds & Notes              96.9%
Short Term Investments                1.6
Other Assets & Liabilities            1.5
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




  * The Fund's assets allocation is expressed as a percentage of net assets and may change over time.

SPDR LEHMAN 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                 PRINCIPAL
SECURITY DESCRIPTION              AMOUNT          VALUE
--------------------             ---------        -----
U.S. TREASURY OBLIGATIONS -- 100.2%
Treasury Bills*
  2.92%, 02/07/2008.........   $ 27,910,000   $ 27,827,960
  2.92%, 02/14/2008.........     27,175,000     27,079,345
  3.01%, 02/21/2008.........     27,175,000     27,061,046
  3.04%, 02/28/2008.........     30,114,000     29,969,420
  3.08%, 03/06/2008.........      2,380,000      2,366,979
  3.12%, 03/13/2008.........      2,254,000      2,240,138
  3.18%, 03/20/2008.........      2,130,000      2,115,323
  3.20%, 03/27/2008.........      2,066,000      2,050,404
  3.70%, 01/17/2008.........     20,827,000     20,802,795
  3.70%, 01/24/2008.........     22,843,000     22,804,690
  3.71%, 01/03/2008.........     20,155,000     20,153,321
  3.71%, 01/10/2008.........     20,155,000     20,142,479
  3.74%, 01/31/2008.........     24,859,000     24,800,996
                                              ------------
TOTAL U.S. TREASURY
  OBLIGATIONS --  (Cost
  $229,373,450).............                   229,414,896
                                              ------------

                                  SHARES
                                  ------
SHORT TERM
  INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
State Street Institutional
  Liquid Reserves Fund
  4.86%(a)
  (Cost $140,757)...........        140,757        140,757
                                              ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $229,514,207).......                   229,555,653
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.....                      (619,965)
                                              ------------
NET ASSETS -- 100.0%........                  $228,935,688
                                              ============



 *  Rate shown is the discount rate at time of purchase, not a coupon rate.

(a) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.




See accompanying notes to financial statements.

SPDR LEHMAN SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT        VALUE
--------------------              ---------      -----
MUNICIPAL BONDS AND NOTES -- 95.0%
ALASKA -- 4.6%
Alaska State General
  Obligation,
  Series A (FSA)
  5.25%, 08/01/2010...........   $1,000,000   $ 1,051,780
                                              -----------
ARIZONA -- 3.4%
Arizona State Transportation
  Board, Excise Tax Revenue
  4.50%, 07/01/2009...........      755,000       771,180
                                              -----------
CALIFORNIA -- 4.7%
California State Economic
  Recovery, Series A (MBIA)
  5.00%, 07/01/2012...........    1,000,000     1,070,860
                                              -----------
DELAWARE -- 3.4%
Delaware State General
  Obligation
  4.00%, 08/01/2011...........      750,000       771,637
                                              -----------
GEORGIA -- 4.6%
Georgia State General
  Obligation, Series G
  5.00%, 10/01/2010...........    1,000,000     1,050,060
                                              -----------
KENTUCKY -- 3.5%
Kentucky State Turnpike
  Authority, Economic
  Development Road Revenue
  (AMBAC)
  5.00%, 07/01/2011...........      750,000       793,245
                                              -----------
MARYLAND -- 3.6%
Maryland State General
  Obligation
  5.00%, 08/01/2012...........      750,000       806,355
                                              -----------
MASSACHUSETTS -- 9.3%
Massachusetts General
  Obligation: Series A
  5.25%, 01/01/2017...........    1,000,000     1,057,160
  Series C
  5.00%, 09/01/2010...........    1,000,000     1,046,260
                                              -----------
                                                2,103,420
                                              -----------
MICHIGAN -- 2.4%
Michigan Municipal Bond
  Authority Revenue
  5.00%, 10/01/2012...........      500,000       537,455
                                              -----------
MINNESOTA -- 4.6%
Minnesota State General
  Obligation
  5.00%, 08/01/2010...........    1,000,000     1,047,410
                                              -----------
MISSOURI -- 3.4%
Missouri State Highways &
  Transportation Commission,
  State Road Revenue, Series A
  5.00%, 05/01/2010...........      750,000       781,695
                                              -----------
NEW JERSEY -- 2.7%
New Jersey State
  Transportation Trust Fund
  Authority, Series C
  5.00%, 06/15/2009...........      600,000       616,950
                                              -----------
NEW YORK -- 13.7%
New York State General
  Obligation, Series C
  4.00%, 04/15/2012...........    1,000,000     1,028,500
New York State Thruway
  Authority, General Revenue,
  Series H (MBIA)
  4.00%, 01/01/2012...........    1,000,000     1,025,980
New York, NY, General
  Obligation, Series B
  5.25%, 08/01/2011...........    1,000,000     1,063,140
                                              -----------
                                                3,117,620
                                              -----------
NORTH CAROLINA -- 4.6%
North Carolina State General
  Obligation, Series A
  5.00%, 03/01/2011...........    1,000,000     1,056,090
                                              -----------
OHIO -- 4.7%
Ohio State Water Development
  Authority, Water
  Quality -- Loan Fund
  5.00%, 12/01/2011...........    1,000,000     1,065,990
                                              -----------
PENNSYLVANIA -- 4.6%
Pennsylvania State General
  Obligation (MBIA)
  5.25%, 02/01/2010...........    1,000,000     1,043,070
                                              -----------
TEXAS -- 7.9%
Austin,TX, Electric Utility
  System Revenue, Series A
  (AMBAC)
  5.00%, 11/15/2010...........    1,000,000     1,048,850
Dallas, TX, General Obligation
  5.00%, 02/15/2011...........      710,000       746,920
                                              -----------
                                                1,795,770
                                              -----------
VIRGINIA -- 9.3%
Loudoun County, VA, General
  Obligation
  5.00%, 06/01/2012...........    1,000,000     1,073,430
Virginia State Public Building
  Authority, Building Revenue
  Bonds, Series A
  5.00%, 08/01/2010...........    1,000,000     1,045,890
                                              -----------
                                                2,119,320
                                              -----------
TOTAL MUNICIPAL BONDS AND NOTES --
(Cost $21,467,750)............                 21,599,907
                                              -----------

                                   SHARES
                                   ------
SHORT TERM INVESTMENTS -- 4.0%
MONEY MARKET FUND -- 4.0%
State Street Institutional Tax
  Free Money Market Fund
  3.25%(a)
  (Cost $894,345).............      894,345       894,345
                                              -----------
TOTAL INVESTMENTS -- 99.0%
  (Cost $22,362,095)..........                 22,494,252
OTHER ASSETS AND
  LIABILITIES -- 1.0%.........                    236,235
                                              -----------
NET ASSETS -- 100.0%..........                $22,730,487
                                              ===========




(a) State Street Institutional Tax Free Money Market Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.



See accompanying notes to financial statements.

SPDR LEHMAN SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                     AS A % OF TOTAL
INSURANCE COVERAGE                      NET ASSETS
------------------                   ---------------
Ambac Financial Group (AMBAC)               8.1%
Financial Security Assurance, Inc.
  (FSA)                                     4.6%
Municipal Bond Investors Assurance
  Corp. (MBIA)                             13.8%







See accompanying notes to financial statements.

SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------



                                       PRINCIPAL
SECURITY DESCRIPTION                    AMOUNT             VALUE
--------------------                   ---------           -----
U.S. TREASURY OBLIGATIONS -- 99.0%
Treasury Bonds
  7.25%, 05/15/2016............        $100,000         $   122,947
  7.50%, 11/15/2016............          96,000             120,506
  8.75%, 05/15/2017............          85,000             115,612
  8.88%, 08/15/2017............          50,000              68,799
  9.25%, 02/15/2016............          26,000              35,498
  9.88%, 11/15/2015............          28,000              39,224
  10.63%, 08/15/2015...........          17,000              24,542
  11.25%, 02/15/2015...........          52,000              75,988
  11.75%, 11/15/2014...........          23,000              26,560
  12.00%, 08/15/2013...........          58,000              61,042
  12.50%, 08/15/2014...........          20,000              22,940
  13.25%, 05/15/2014...........          21,000              23,780
Treasury Notes
  2.63%, 03/15/2009............          90,000              89,455
  3.00%, 02/15/2009............          94,000              93,864
  3.13%, 04/15/2009............          91,000              91,032
  3.13%, 11/30/2009............         125,000             125,110
  3.25%, 01/15/2009............          88,000              88,137
  3.25%, 12/31/2009............         100,000             100,348
  3.38%, 09/15/2009............          89,000              89,463
  3.38%, 10/15/2009............         102,000             102,624
  3.38%, 11/30/2012............          80,000              79,747
  3.50%, 08/15/2009............          89,000              89,591
  3.50%, 11/15/2009............          88,000              88,768
  3.50%, 12/15/2009............          88,000              88,739
  3.50%, 02/15/2010............          84,000              84,753
  3.63%, 07/15/2009............         105,000             105,824
  3.63%, 10/31/2009............         120,000             121,193
  3.63%, 01/15/2010............          82,000              82,954
  3.63%, 06/15/2010............          82,000              83,123
  3.63%, 12/31/2012............          50,000              50,381
  3.63%, 05/15/2013............         108,000             108,673
  3.88%, 05/15/2009............          83,000              83,837
  3.88%, 05/15/2010............          90,000              91,703
  3.88%, 07/15/2010............          78,000              79,594
  3.88%, 09/15/2010............          76,000              77,639
  3.88%, 10/31/2012............          75,000              76,453
  3.88%, 02/15/2013............         107,000             109,132
  4.00%, 06/15/2009............          86,000              87,126
  4.00%, 08/31/2009............         110,000             111,585
  4.00%, 09/30/2009............         100,000             101,573
  4.00%, 03/15/2010............          85,000              86,736
  4.00%, 04/15/2010............          97,000              98,981
  4.00%, 11/15/2012............         108,000             110,922
  4.00%, 02/15/2014............         157,000             160,327
  4.00%, 02/15/2015............         148,000             150,116
  4.13%, 08/15/2010............          76,000              78,047
  4.13%, 08/31/2012............          80,000              82,374
  4.13%, 05/15/2015............         132,000             134,561
  4.25%, 10/15/2010............          75,000              77,391
  4.25%, 01/15/2011............          78,000              80,650
  4.25%, 09/30/2012............          80,000              82,794
  4.25%, 08/15/2013............         190,000             196,870
  4.25%, 11/15/2013............         170,000             176,168
  4.25%, 08/15/2014............         140,000             144,725
  4.25%, 11/15/2014............         137,000             141,324
  4.25%, 08/15/2015............         136,000             139,581
  4.25%, 11/15/2017............         125,000             127,187
  4.38%, 12/15/2010............          75,000              77,780
  4.38%, 08/15/2012............         108,000             112,684
  4.50%, 02/15/2009............         130,000             131,915
  4.50%, 03/31/2009............         123,000             125,032
  4.50%, 04/30/2009............         108,000             109,928
  4.50%, 05/15/2010............          85,000              87,842
  4.50%, 11/15/2010............          77,000              80,082
  4.50%, 02/28/2011............          84,000              87,489
  4.50%, 09/30/2011............          83,000              86,580
  4.50%, 11/30/2011............          84,000              87,662
  4.50%, 03/31/2012............          78,000              81,517
  4.50%, 04/30/2012............          78,000              81,492
  4.50%, 11/15/2015............         136,000             141,647
  4.50%, 02/15/2016............         126,000             131,134
  4.50%, 05/15/2017............         125,000             129,521
  4.63%, 07/31/2009............         110,000             112,565
  4.63%, 11/15/2009............         114,000             117,283
  4.63%, 08/31/2011............          84,000              87,915
  4.63%, 10/31/2011............          84,000              88,009
  4.63%, 12/31/2011............          78,000              81,827
  4.63%, 02/29/2012............          78,000              81,867
  4.63%, 07/31/2012............          80,000              83,996
  4.63%, 11/15/2016............         116,000             121,468
  4.63%, 02/15/2017............         126,000             131,689
  4.75%, 02/28/2009............         108,000             109,966
  4.75%, 02/15/2010............          96,000              99,305
  4.75%, 03/31/2011............          83,000              87,068
  4.75%, 01/31/2012............          78,000              82,211
  4.75%, 05/31/2012............          80,000              84,398
  4.75%, 05/15/2014............         161,000             171,167
  4.75%, 08/15/2017............         130,000             137,292
  4.88%, 01/31/2009............         120,000             122,110
  4.88%, 05/15/2009............         139,000             142,307
  4.88%, 05/31/2009............         110,000             112,694
  4.88%, 06/30/2009............         110,000             112,836
  4.88%, 08/15/2009............         126,000             129,475
  4.88%, 04/30/2011............          84,000              88,444
  4.88%, 05/31/2011............          90,000              94,817
  4.88%, 07/31/2011............          81,000              85,481
  4.88%, 02/15/2012............         122,000             129,437
  4.88%, 06/30/2012............          90,000              95,446
  4.88%, 08/15/2016............         141,000             150,138
  5.00%, 02/15/2011............         120,000             126,757
  5.00%, 08/15/2011............         141,000             149,542
  5.13%, 06/30/2011............          90,000              95,608
  5.13%, 05/15/2016............         126,000             136,361
  5.50%, 05/15/2009............          73,000              75,350
  5.75%, 08/15/2010............         118,000             125,934
  6.00%, 08/15/2009............         125,000             130,689
  6.50%, 02/15/2010............         112,000             119,778
                                                        -----------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $10,412,958)...........                          10,842,148
                                                        -----------





See accompanying notes to financial statements.

SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                     SHARES             VALUE
--------------------                     ------             -----
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
State Street Institutional
  Liquid Reserves Fund 4.86% (a)
  (Cost $26,424)................         26,424          $    26,424
                                                         -----------
TOTAL INVESTMENTS -- 99.2%
  (Cost $10,439,382)............                          10,868,572
OTHER ASSETS AND
  LIABILITIES -- 0.8%...........                              89,327
                                                         -----------
NET ASSETS -- 100.0%............                         $10,957,899
                                                         ===========




(a) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.





See accompanying notes to financial statements.

SPDR LEHMAN LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                      PRINCIPAL
SECURITY DESCRIPTION                   AMOUNT             VALUE
--------------------                  ---------           -----
U.S. TREASURY OBLIGATIONS -- 98.5%
Treasury Bonds
  4.50%, 02/15/2036...........       $1,085,000        $ 1,090,870
  4.75%, 02/15/2037...........          648,000            678,197
  5.00%, 05/15/2037...........          633,000            688,786
  5.25%, 11/15/2028...........          423,000            465,347
  5.25%, 02/15/2029...........          442,000            486,253
  5.38%, 02/15/2031...........          679,000            764,900
  5.50%, 08/15/2028...........          441,000            499,472
  6.00%, 02/15/2026...........          497,000            588,219
  6.13%, 11/15/2027...........          851,000          1,030,433
  6.13%, 08/15/2029...........          412,000            504,066
  6.25%, 08/15/2023...........          910,000          1,089,561
  6.25%, 05/15/2030...........          676,000            843,614
  6.38%, 08/15/2027...........          340,000            421,889
  6.50%, 11/15/2026...........          428,000            535,569
  6.63%, 02/15/2027...........          364,000            461,938
  6.75%, 08/15/2026...........          315,000            403,213
  6.88%, 08/15/2025...........          420,000            540,044
  7.13%, 02/15/2023...........          591,000            762,644
  7.25%, 08/15/2022...........          395,000            512,955
  7.50%, 11/15/2024...........          362,000            490,340
  7.63%, 11/15/2022...........          264,000            354,520
  7.63%, 02/15/2025...........          353,000            483,935
  7.88%, 02/15/2021...........          392,000            527,275
  8.00%, 11/15/2021...........        1,176,000          1,609,862
  8.13%, 08/15/2019...........          730,000            984,055
  8.13%, 05/15/2021...........          383,000            526,246
  8.13%, 08/15/2021...........          341,000            469,826
  8.50%, 02/15/2020...........          362,000            503,441
  8.75%, 05/15/2020...........          276,000            391,826
  8.75%, 08/15/2020...........          659,000            938,403
  8.88%, 02/15/2019...........          503,000            707,469
  9.00%, 11/15/2018...........          257,000            363,408
  9.13%, 05/15/2018...........          247,000            349,209
                                                       -----------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $20,233,382)..........                          21,067,785
                                                       -----------





                                          SHARES
                                          ------
SHORT TERM INVESTMENTS -- 0.0%(A)
MONEY MARKET FUND -- 0.0%(A)
State Street Institutional Liquid
  Reserves Fund 4.86% (b)
  (Cost $3,049)..................          3,049                3,049
                                                          -----------
TOTAL INVESTMENTS -- 98.5%
  (Cost $20,236,431).............                          21,070,834
OTHER ASSETS
  AND LIABILITIES -- 1.5%........                             328,557
                                                          -----------
NET ASSETS -- 100.0%.............                         $21,399,391
                                                          ===========




(a) Amount represents less than 0.05% of net assets.
(b) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.





See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL TIPS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                      PRINCIPAL
SECURITY DESCRIPTION                   AMOUNT             VALUE
--------------------                  ---------           -----
U.S. TREASURY OBLIGATIONS -- 99.9%
Treasury Inflation Protected
  Indexed Bonds
  2.00%, 01/15/2026...........       $1,327,354        $ 1,323,783
  2.38%, 01/15/2025...........        1,960,689          2,061,488
  2.38%, 01/15/2027...........        1,081,574          1,145,365
  3.38%, 04/15/2032...........          363,699            466,684
  3.63%, 04/15/2028...........        1,375,671          1,746,648
  3.88%, 04/15/2029...........        1,591,117          2,108,150
Treasury Inflation Protected
  Indexed Notes
  0.88%, 04/15/2010...........        1,945,357          1,939,443
  1.63%, 01/15/2015...........        1,312,968          1,318,469
  1.88%, 07/15/2013...........        1,434,413          1,479,181
  1.88%, 07/15/2015...........        1,148,202          1,170,661
  2.00%, 04/15/2012...........        1,120,172          1,161,439
  2.00%, 01/15/2014...........        1,493,641          1,543,768
  2.00%, 07/15/2014...........        1,330,032          1,374,189
  2.00%, 01/15/2016...........        1,125,251          1,155,464
  2.38%, 04/15/2011...........        1,338,869          1,395,918
  2.38%, 01/15/2017...........        1,124,049          1,187,356
  2.50%, 07/15/2016...........        1,304,517          1,392,142
  3.00%, 07/15/2012...........        1,687,180          1,828,229
  3.38%, 01/15/2012...........          445,931            486,663
  3.50%, 01/15/2011...........          828,269            890,919
  3.88%, 01/15/2009...........        1,276,458          1,314,790
  4.25%, 01/15/2010...........          889,107            949,015
  2.63%, 07/15/2017...........          885,050            955,784
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $29,454,378)..........                          30,395,548
                                                       -----------

                                       SHARES
                                       ------
SHORT TERM INVESTMENTS -- 0.0%(A)
MONET MARKET FUND -- 0.0%(A)
State Street Institutional
  Liquid Reserves Fund
  4.86%(b)
  (Cost $4,518)...............            4,518              4,518
                                                       -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $29,458,896)..........                          30,400,066
OTHER ASSETS AND
  LIABILITIES -- 0.1%.........                              19,669
                                                       -----------
NET ASSETS -- 100.0%..........                         $30,419,735
                                                       ===========




(a) Amount shown represents less than 0.05% of net assets.
(b) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.





See accompanying notes to financial statements.

SPDR LEHMAN CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT        VALUE
--------------------              ---------      -----
MUNICIPAL BONDS AND NOTES -- 97.5%
CALIFORNIA -- 95.8%
Bakersfield, CA, Wastewater
  Revenue, Series A (FSA)
  5.00%, 09/15/2032...........   $  500,000   $   523,845
California State Department of
  Water Resources & Power
  Supply Revenue, Series A
  (AMBAC)
  5.50%, 05/01/2013...........    1,000,000     1,097,900
California State Economic
  Recovery, Series A (MBIA)
  5.00%, 07/01/2015...........    1,000,000     1,087,640
California State University
  Revenue, Series A (AMBAC)
  5.00%, 11/01/2025...........      500,000       523,045
Chabot-Las Positas Community
  College District (AMBAC)
  4.87%*, 08/01/2024..........    1,400,000       617,498
Contra Costa County, CA,
  Public Financing Lease
  Revenue, Series B (MBIA)
  5.00%, 06/01/2017...........      315,000       345,177
Los Angeles, CA, Unified
  School District, Series B
  (AMBAC)
  5.00%, 07/01/2022...........      500,000       535,495
Los Angeles, CA, Water & Power
  Revenue, Series A-1 (AMBAC)
  5.00%, 07/01/2023...........      900,000       962,424
North Orange County, CA,
  Community College District
  (MBIA)
  5.00%, 08/01/2015...........    1,000,000     1,094,850
Port of Oakland, CA, Revenue,
  Series B (MBIA)
  5.00%, 11/01/2026...........      600,000       633,330
San Diego, CA, Community
  College District (FSA)
  5.00%, 08/01/2032...........    1,000,000     1,047,230
San Francisco, CA, Bay Area
  Rapid Transit District,
  Series B
  5.00%, 08/01/2022...........      500,000       544,000
San Francisco, CA, City &
  County Public Utilities
  Commission, Water Revenue,
  Series A (FSA)
  4.50%, 11/01/2031...........      500,000       492,070
San Francisco, CA, Community
  College District, Series B
  (AMBAC)
  5.25%, 06/15/2012...........      800,000       866,088
San Jose, CA, Redevelopment
  Agency Tax Allocation,
  Project A (MBIA)
  5.25%, 08/01/2013...........      500,000       546,070
San Mateo County, CA,
  Community College District,
  Series B
  5.00%, 09/01/2031...........      315,000       328,929
Santa Clara Valley
  Transportation Authority,
  Sales Tax Revenue, Series A
  (AMBAC)
  5.00%, 04/01/2036...........      500,000       517,550
University of California,
  Revenue, Series A (AMBAC)
  5.13%, 05/15/2018...........      500,000       536,620
Vista, CA, Certificates of
  Participation, Community
  Projects (MBIA)
  5.00%, 05/01/2031...........      500,000       508,165
                                              -----------
                                               12,807,926
                                              -----------
PUERTO RICO -- 1.7%
Puerto Rico Commonwealth
  Infrastructure Financing
  Authority, Series A (AMBAC)
  5.03%*, 07/01/2029..........      655,000       227,095
                                              -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $12,966,784)..........                 13,035,021
                                              -----------

                                   SHARES
                                   ------
SHORT TERM INVESTMENTS -- 1.3%
MONEY MARKET FUND -- 1.3%
State Street Institutional Tax
  Free Money Market Fund
  3.25%(a)
  (Cost $172,140).............      172,140       172,140
                                              -----------
TOTAL INVESTMENTS -- 98.8%
  (Cost $13,138,924)..........                 13,207,161
OTHER ASSETS
  AND LIABILITIES -- 1.2%.....                    155,038
                                              -----------
NET ASSETS -- 100.0%..........                $13,362,199
                                              ===========




 *     Zero coupon bond -- Rate shown represents current yield to maturity.
(a) State Street Institutional Tax Free Money Market Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

                                     AS A % OF TOTAL
INSURANCE COVERAGE                      NET ASSETS
------------------                   ---------------
Ambac Financial Group (AMBAC)......        44.0%
Financial Security Assurance, Inc.
  (FSA)............................        15.4%
Municipal Bond Investors Assurance
  Corp. (MBIA).....................        31.6%







See accompanying notes to financial statements.

SPDR LEHMAN NEW YORK MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT        VALUE
--------------------              ---------      -----
MUNICIPAL BONDS AND NOTES -- 94.9%
NEW YORK -- 84.6%
Erie County, NY, Industrial
  Development Agency, Series A
  (FSA)
  5.75%, 05/01/2024...........   $  500,000   $   566,270
Liberty, NY, Development
  Corporation Revenue
  5.25%, 10/01/2035...........      500,000       524,790
Long Island Power Authority,
  NY Electric System Revenue,
  Series F (MBIA)
  5.00%, 05/01/2018...........      500,000       540,705
Metropolitan Transportation
  Authority, Series B (MBIA)
  5.00%, 11/15/2025...........      500,000       526,675
New York State Dorm Authority
  Revenue, Series C
  5.00%, 12/15/2020...........    1,000,000     1,077,690
New York State Environmental
  Facscorp, Series A
  4.50%, 06/15/2036...........      885,000       872,398
New York State General
  Obligation
  5.00%, 04/15/2015...........    1,000,000     1,093,600
New York State Thruway Authority, General Revenue:
  Series B
  5.00%, 04/01/2027...........      500,000       316,794
  Series H (FGIC)
  5.00%, 01/01/2032...........      300,000       519,940
New York State Urban
  Development Corporation
  Revenue, Series A-1 (AMBAC)
  5.00%, 12/15/2022...........      520,000       553,634
New York, NY, General
  Obligation Series G
  5.00%, 08/01/2025...........      385,000       398,163
  Series J
  5.50%, 06/01/2020...........    1,000,000     1,109,170
New York, NY, Industrial
  Development Agency Revenue,
  Yankee Stadium -- Pilot
  (MBIA)
  5.00%, 03/01/2011...........      500,000       524,660
New York, NY, Municipal
  Finance Authority, Water and
  Sewer System Revenue
  5.00%, 06/15/2037...........      500,000       519,445
New York, NY, Transitional
  Finance Authority
  5.00%, 11/01/2009...........      450,000       466,335
Port Authority of New York &
  New Jersey, Revenue
  5.00%, 12/01/2029...........      500,000       518,985
Sales Tax Asset Receivables
  Corporation, NY, Series A
  (MBIA)
  5.00%, 10/15/2020...........      500,000       535,230
Westchester County, NY,
  General Obligation, Series A
  3.75%, 11/15/2012...........      500,000       511,600
                                              -----------
                                               11,176,084
                                              -----------
PUERTO RICO -- 10.3%
Puerto Rico Commonwealth,
  General Obligation, Series A
  (MBIA)
  5.50%, 07/01/2019...........      725,000       809,513
Puerto Rico Electric Power
  Authority Revenue, Series UU
  (FSA)
  5.00%, 07/01/2016...........      500,000       546,235
                                              -----------
                                                1,355,748
                                              -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $12,489,913)..........                 12,531,832
                                              -----------

                                   SHARES
                                   ------
SHORT TERM INVESTMENTS -- 4.7%
MONEY MARKET FUND -- 4.7%
State Street Institutional Tax
  Free Money Market Fund
  3.25%(a)
  (Cost $613,913).............      613,913       613,913
                                              -----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $13,103,826)..........                 13,145,745
OTHER ASSETS AND
  LIABILITIES -- 0.4%.........                     54,699
                                              -----------
NET ASSETS -- 100.0%..........                $13,200,444
                                              ===========




(a) State Street Institutional Tax Free Money Market Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

                                     AS A % OF TOTAL
INSURANCE COVERAGE                      NET ASSETS
------------------                   ---------------
Ambac Financial Group (AMBAC)......         4.2%
Financial Guaranty Insurance
  Company (FGIC)...................         3.9%
Financial Security Assurance, Inc.
  (FSA)............................         8.4%
Municipal Bond Investors Assurance
  Corp. (MBIA).....................        22.2%







See accompanying notes to financial statements.

SPDR LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT        VALUE
--------------------              ---------      -----
MUNICIPAL BONDS AND NOTES -- 97.9%
ALABAMA -- 1.4%
Birmingham, AL, Capital
  Investment, Series A
  4.50%, 12/01/2027...........   $1,000,000   $   996,050
                                              -----------
ARIZONA -- 1.6%
Phoenix, AZ, General
  Obligation, Series A
  5.00%, 07/01/2017...........    1,000,000     1,103,250
                                              -----------
CALIFORNIA -- 12.5%
Bay Area Infrastructure
  Financing Authority Revenue
  (FGIC)
  5.00%, 08/01/2017...........      900,000       966,078
Bay Area Toll Authority, CA,
  Toll Bridge Revenue, San
  Francisco Bay Area, Series F
  5.00%, 04/01/2031...........    1,500,000     1,568,940
Los Angeles County, CA, Public
  Work Financing Authority
  Lease Revenue, Series A
  (MBIA)
  5.00%, 12/01/2027...........      300,000       310,281
Los Angeles, CA, Unified
  School District, Series A
  5.00%, 07/01/2018...........      900,000       977,076
San Francisco California, Bay
  Area Rapid Transit District,
  Series B
  5.00%, 08/01/2022...........    1,500,000     1,632,000
San Francisco City & County
  Public Utilities Commission
  Water Revenue, Series A
  4.50%, 11/01/2031...........    1,000,000       984,140
San Jose Evergreen California,
  Community College District,
  Series A (AMBAC)
  4.56%*, 09/01/2020..........    2,500,000     1,437,475
Yuba, CA, Community College
  District, Series B (AMBAC)
  4.75%, 08/01/2037...........    1,000,000     1,009,160
                                              -----------
                                                8,885,150
                                              -----------
CONNECTICUT -- 1.4%
Connecticut State General
  Obligation, Series A
  4.50%, 05/01/2026...........    1,000,000     1,015,180
                                              -----------
FLORIDA -- 5.7%
Florida State Board Of Public
  Education, General
  Obligation
  5.00%, 06/01/2016...........      900,000       986,580
Florida State Department of
  Environmental Protection
  Revenue, Series A
  5.00%, 07/01/2009...........    1,000,000     1,027,630
Gainesville, FL, Utility
  System Revenue, Series A
  (FSA)
  5.00%, 10/01/2035...........      900,000       990,171
Palm Beach County, FL, Public
  Improvement Revenue,
  Biomedical Research Park
  Project, Series A (AMBAC)
  5.00%, 06/01/2025...........    1,000,000     1,042,040
                                              -----------
                                                4,046,421
                                              -----------
GEORGIA -- 4.5%
Georgia State General
  Obligation:
  Series B
  5.00%, 04/01/2012...........    2,000,000     2,140,820
  Series D
  5.00%, 07/01/2009...........    1,000,000     1,029,400
                                              -----------
                                                3,170,220
                                              -----------
HAWAII -- 1.3%
Hawaii State General
  Obligation, Series DJ
  (AMBAC)
  5.00%, 04/01/2023...........      900,000       956,745
                                              -----------
ILLINOIS -- 3.8%
Chicago, IL, General
  Obligation, Series A
  5.00%, 01/01/2015...........      900,000       980,172
Chicago, IL, Metropolitan
  Water Reclamation District,
  Series A
  5.00%, 12/01/2020...........    1,000,000     1,100,020
Southwestern, IL, Development
  Authority Revenue (FSA)
  4.57%*, 12/01/2021..........    1,125,000       599,276
                                              -----------
                                                2,679,468
                                              -----------
KENTUCKY -- 3.7%
Kentucky Asset Liability
  Commission Agency Revenue
  (MBIA)
  5.00%, 09/01/2013...........    1,000,000     1,075,820
Kentucky State Turnpike
  Authority, Economic
  Development Road Revenue
  (AMBAC)
  5.00%, 07/01/2025...........    1,500,000     1,572,510
                                              -----------
                                                2,648,330
                                              -----------
MARYLAND -- 1.9%
Maryland State General
  Obligation,
  First Series
  5.00%, 08/01/2012...........    1,250,000     1,343,925
                                              -----------
MASSACHUSETTS -- 6.2%
Massachusetts Bay
  Transportation Authority,
  Massachusetts Sales Tax
  Revenue, Series A
  5.00%, 07/01/2021...........    1,000,000     1,100,190
Massachusetts State General
  Obligation, Series A
  5.25%, 08/01/2019...........      900,000     1,011,393
Massachusetts State Water
  Pollution Abatement Trust
  5.25%, 08/01/2033...........    2,000,000     2,289,560
                                              -----------
                                                4,401,143
                                              -----------
MICHIGAN -- 2.6%
Michigan Municipal Bond
  Authority Revenue
  5.00%, 10/01/2022...........    1,700,000     1,817,793
                                              -----------
MINNESOTA -- 2.8%
Minnesota State, General
  Obligation
  5.00%, 06/01/2015...........    1,820,000     2,000,490
                                              -----------

See accompanying notes to financial statements.

SPDR LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT        VALUE
--------------------              ---------      -----
MISSOURI -- 2.8%
Missouri State Regional
  Convention & Sports Complex
  Authority (AMBAC)
  5.25%, 08/15/2016...........   $1,800,000   $ 1,951,578
                                              -----------
NEVADA -- 2.9%
Clark County, NV, School
  District, Series A
  5.00%, 06/15/2014...........      900,000       980,550
Nevada State Highway
  Improvement Revenue (FSA)
  5.00%, 12/01/2017...........    1,000,000     1,092,310
                                              -----------
                                                2,072,860
                                              -----------
NEW JERSEY -- 3.1%
New Jersey State Educational
  Facilities Authority
  Revenue, Higher Education,
  Capital Improvement, Series
  A
  5.00%, 09/01/2018...........      735,000       795,630
New Jersey State
  Transportation Trust Fund
  Authority, Series A
  5.25%, 06/15/2012...........    1,305,000     1,412,806
                                              -----------
                                                2,208,436
                                              -----------
NEW YORK -- 11.8%
Long Island Power Authority,
  NY, Electric System Revenue,
  Series F (MBIA)
  5.00%, 05/01/2018...........    1,500,000     1,622,115
New York State Thruway
  Authority, General Revenue,
  Series G (FSA)
  4.75%, 01/01/2030...........      920,000       933,322
New York State Urban
  Development Corp. Revenue:
  Series A-1 (AMBAC)
  5.00%, 12/15/2022...........    1,000,000     1,064,680
  Series B
  3.63%, 03/15/2012...........      710,000       718,953
New York, NY, City
  Transitional Finance
  Authority Revenue, Sub
  Series C-1
  5.00%, 11/01/2020...........      900,000       973,998
New York, NY, General
  Obligation, Series C-1
  5.00%, 10/01/2012...........    1,400,000     1,489,054
Port Authority of New York &
  New Jersey, Revenue
  5.00%, 12/01/2029...........    1,500,000     1,556,955
                                              -----------
                                                8,359,077
                                              -----------
NORTH CAROLINA -- 1.5%
North Carolina State, General
  Obligation, Series B
  5.00%, 04/01/2014...........    1,000,000     1,091,010
                                              -----------
OHIO -- 1.4%
Hamilton County, OH, Sales Tax
  Revenue, Series A (AMBAC)
  5.00%, 12/01/2022...........      955,000     1,016,368
                                              -----------
PENNSYLVANIA -- 4.4%
Commonwealth Financing
  Authority Revenue, Series A
  (FSA)
  5.00%, 06/01/2025...........    1,925,000     2,027,506
Pennsylvania State General
  Obligation, Series A
  5.00%, 11/01/2013...........    1,000,000     1,086,060
                                              -----------
                                                3,113,566
                                              -----------
SOUTH CAROLINA -- 4.2%
Charleston County, SC, Sales
  Tax Revenue
  5.00%, 11/01/2018...........    2,000,000     2,198,600
South Carolina Transportation
  Infrastructure Bank Revenue,
  Series A (AMBAC)
  5.50%, 10/01/2019...........      650,000       743,886
                                              -----------
                                                2,942,486
                                              -----------
TEXAS -- 7.4%
Houston TX, Utility System
  Revenue, Series A
  5.25%, 11/15/2017...........      900,000     1,005,687
Texas State General Obligation
  4.75%, 04/01/2036...........    1,000,000     1,003,990
Wichita Falls, TX, Water and
  Sewer Revenue (FGIC)
  4.50%, 08/01/2023...........    1,000,000     1,004,210
Williamson County, TX, General
  Obligation (MBIA)
  5.25%, 02/15/2018...........    2,000,000     2,208,580
                                              -----------
                                                5,222,467
                                              -----------
VIRGINIA -- 2.9%
Fairfax County, VA, General
  Obligation, Series A
  4.00%, 04/01/2020...........    1,000,000       998,990
Virginia College Building
  Authority, Educational
  Facilities Revenue, Series B
  5.00%, 02/01/2009...........    1,000,000     1,021,830
                                              -----------
                                                2,020,820
                                              -----------
WASHINGTON -- 6.1%
Central Puget Sound, WA,
  Regional Transit Authority,
  Sales & Use Tax Revenue,
  Series A
  5.00%, 11/01/2036...........    2,000,000     2,081,800
Energy Northwest Washington
  Electric Revenue, Series A
  (MBIA)
  5.50%, 07/01/2012...........    1,200,000     1,305,192
Washington State General
  Obligation, Series A
  5.00%, 07/01/2023...........      900,000       957,330
                                              -----------
                                                4,344,322
                                              -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $69,098,714)..........                 69,407,155
                                              -----------

                                   SHARES
                                   ------
SHORT TERM INVESTMENTS -- 1.2%
MONEY MARKET -- 1.2%
State Street Institutional Tax
  Free Money Market Fund
  3.25%(a)
  (Cost $868,549).............      868,549       868,549
                                              -----------

See accompanying notes to financial statements.

SPDR LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                 VALUE
                                                 -----
TOTAL INVESTMENTS -- 99.1%
  (Cost $69,967,263)..........                 70,275,704
OTHER ASSETS AND
  LIABILITIES -- 0.9%.........                    625,768
                                              -----------
NET ASSETS -- 100.0%..........                $70,901,472
                                              ===========




 *  Zero coupon bond -- Rate shown represents current yield to maturity.
(a) State Street Institutional Tax Free Money Market Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

                                     AS A % OF TOTAL
INSURANCE COVERAGE                      NET ASSETS
------------------                   ---------------
Ambac Financial Group (AMBAC)......       15.22%
Municipal Bond Investors Assurance
  Corp. (MBIA).....................        9.20%
Financial Security Assurance, Inc,
  (FSA)............................        7.96%
Financial Guaranty Insurance Co.
  (FGIC)...........................        2.78%









See accompanying notes to financial statements.

SPDR LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------              ---------       -----
CORPORATE BONDS & NOTES -- 29.4%
AEROSPACE & DEFENSE -- 0.6%
Boeing Co.
  6.13%, 02/15/2033...........   $   60,000   $     62,458
Honeywell International, Inc.
  6.13%, 11/01/2011...........      330,000        348,129
                                              ------------
                                                   410,587
                                              ------------
AUTOMOBILES -- 0.5%
DaimlerChrysler NA Holding
  Corp.
  7.20%, 09/01/2009...........      330,000        340,234
                                              ------------
BUILDING PRODUCTS -- 0.2%
Masco Corp.
  6.13%, 10/03/2016...........      150,000        145,951
                                              ------------
CAPITAL MARKETS -- 2.5%
Morgan Stanley
  4.00%, 01/15/2010...........      900,000        883,999
Svensk Exportkredit AB
  5.13%, 03/01/2017...........      150,000        154,653
The Goldman Sachs Group, Inc.
  5.35%, 01/15/2016...........      480,000        475,887
  5.95%, 01/15/2027...........      120,000        108,458
                                              ------------
                                                 1,622,997
                                              ------------
CHEMICALS -- 0.2%
E.I. du Pont de Nemours & Co.
  5.25%, 12/15/2016...........      150,000        148,071
                                              ------------
COMMERCIAL BANKS -- 6.9%
Bank of New York Mellon Corp.
  4.95%, 11/01/2012...........      100,000        100,491
Deutsche Bank AG London
  5.38%, 10/12/2012...........      150,000        153,344
  6.00%, 09/01/2017...........      180,000        185,534
European Investment Bank
  5.00%, 02/08/2010...........      900,000        927,810
HSBC Bank USA NA
  4.63%, 04/01/2014...........      300,000        284,231
International Bank for
  Reconstruction & Development
  4.75%, 02/15/2035...........       35,000         34,204
Key Bank NA
  5.80%, 07/01/2014...........      180,000        176,828
KfW
  3.25%, 03/30/2009...........    1,500,000      1,493,400
Royal Bank of Scotland Group
  PLC
  5.00%, 11/12/2013...........      150,000        145,305
US Bank NA
  6.38%, 08/01/2011...........      100,000        105,140
Wachovia Bank NA
  5.85%, 02/01/2037...........      270,000        243,550
Wells Fargo & Co.
  4.88%, 01/12/2011...........      150,000        150,123
  5.63%, 12/11/2017...........      100,000        100,694
Wells Fargo Bank NA
  4.75%, 02/09/2015...........      330,000        315,908
                                              ------------
                                                 4,416,562
                                              ------------
COMMUNICATIONS EQUIPMENT -- 0.2%
Cisco Systems, Inc.
  5.50%, 02/22/2016...........       90,000         91,571
                                              ------------
COMPUTERS & PERIPHERALS -- 0.3%
International Business
  Machines Corp.
  5.88%, 11/29/2032...........       60,000         60,726
Oracle Corp.
  5.00%, 01/15/2011...........      150,000        151,702
                                              ------------
                                                   212,428
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 7.2%
Bank of America Corp.
  7.80%, 02/15/2010...........      100,000        106,442
Bank of America NA
  5.30%, 03/15/2017...........      150,000        145,914
CIT Group, Inc.
  4.25%, 02/01/2010...........      630,000        599,523
Citigroup, Inc.
  5.63%, 08/27/2012...........      750,000        756,958
Credit Suisse USA, Inc.
  6.50%, 01/15/2012...........      630,000        664,276
General Electric Capital Corp.
  6.75%, 03/15/2032...........      240,000        254,530
HSBC Finance Corp.
  5.25%, 01/14/2011...........      630,000        630,947
JPMorgan Chase & Co.
  6.63%, 03/15/2012...........    1,260,000      1,334,471
Lehman Brothers Holdings, Inc.
  6.75%, 12/28/2017...........      100,000        103,412
                                              ------------
                                                 4,596,473
                                              ------------
ELECTRIC UTILITIES -- 0.9%
Consolidated Edison Co. NY,
  Inc.
  Ser 07 A
  6.30%, 08/15/2037...........       60,000         61,115
Pacific Gas & Electric Co.
  4.80%, 03/01/2014...........      330,000        321,684
Progress Energy, Inc.
  7.75%, 03/01/2031...........      150,000        176,048
                                              ------------
                                                   558,847
                                              ------------
FOOD & STAPLES RETAILING -- 0.2%
Wal-Mart Stores, Inc.
  5.88%, 04/05/2027...........      120,000        118,123
                                              ------------
FOOD PRODUCTS -- 0.6%
Archer-Daniels-Midland Co.
  5.38%, 09/15/2035...........       90,000         77,966
General Mills, Inc.
  5.70%, 02/15/2017...........      150,000        147,039
Kraft Foods, Inc.
  5.63%, 11/01/2011...........      150,000        152,725
                                              ------------
                                                   377,730
                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Baxter International, Inc.
  6.25%, 12/01/2037...........       50,000         52,169
                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
UnitedHealth Group, Inc.
  5.25%, 03/15/2011...........      330,000        330,503
                                              ------------

See accompanying notes to financial statements.

SPDR LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------              ---------       -----
HOUSEHOLD PRODUCTS -- 0.1%
Procter & Gamble Co.
  5.55%, 03/05/2037...........   $   90,000   $     90,482
                                              ------------
INSURANCE -- 1.2%
American International Group,
  Inc.
  5.45%, 05/18/2017...........      300,000        292,827
MetLife, Inc.
  5.70%, 06/15/2035...........      150,000        135,387
The Allstate Corp.
  5.95%, 04/01/2036...........       60,000         56,395
The Travelers Cos., Inc.
  6.25%, 03/15/2037...........      150,000        140,673
XL Capital, Ltd.
  6.50%, 12/31/2049...........      150,000        128,533
                                              ------------
                                                   753,815
                                              ------------
MACHINERY -- 0.1%
Caterpillar, Inc.
  6.05%, 08/15/2036...........       60,000         60,714
                                              ------------
MEDIA -- 0.7%
Comcast Corp.
  6.50%, 01/15/2017...........      120,000        125,387
News America, Inc.
  6.15%, 03/01/2037...........       90,000         87,704
Time Warner Cable, Inc.
  5.85%, 05/01/2017...........      120,000        119,965
Time Warner, Inc.
  7.70%, 05/01/2032...........       90,000        100,926
                                              ------------
                                                   433,982
                                              ------------
METALS & MINING -- 0.2%
Vale Overseas, Ltd.
  6.88%, 11/21/2036...........      120,000        119,282
                                              ------------
MULTI-UTILITIES -- 0.2%
Midamerican Energy Holdings
  Co.
  6.13%, 04/01/2036...........      150,000        150,238
                                              ------------
MULTILINE RETAIL -- 0.2%
Macy's Retail Holdings, Inc.
  5.35%, 03/15/2012...........      150,000        146,436
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 1.5%
Anadarko Petroleum Corp.
  5.95%, 09/15/2016...........      120,000        121,754
Canadian Natural Resources,
  Ltd.
  6.25%, 03/15/2038...........      150,000        147,735
ConocoPhillips Canada Funding
  Co.
  5.63%, 10/15/2016...........      330,000        338,996
Southern Natural Gas Co.
  5.90%, 04/01/2017(a)........      330,000        329,202
Transocean, Inc.
  6.00%, 03/15/2018...........       50,000         50,711
                                              ------------
                                                   988,398
                                              ------------
PHARMACEUTICALS -- 0.9%
Abbott Laboratories
  5.60%, 05/15/2011...........      150,000        155,362
AstraZeneca PLC
  6.45%, 09/15/2037...........       30,000         32,553
Eli Lilly & Co.
  5.20%, 03/15/2017...........      120,000        120,140
Schering-Plough Corp.
  6.00%, 09/15/2017...........      150,000        154,966
Wyeth
  5.95%, 04/01/2037...........       90,000         89,838
                                              ------------
                                                   552,859
                                              ------------
REAL ESTATE INVESTMENT TRUST -- 0.8%
Simon Property Group LP
  5.60%, 09/01/2011...........      480,000        480,824
                                              ------------
ROAD & RAIL -- 0.3%
CSX Corp.
  6.15%, 05/01/2037...........       60,000         55,692
Norfolk Southern Corp.
  7.70%, 05/15/2017...........      120,000        136,455
                                              ------------
                                                   192,147
                                              ------------
SPECIALTY RETAIL -- 0.2%
Home Depot, Inc.
  5.40%, 03/01/2016...........      150,000        142,085
                                              ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.1%
AT&T Corp.
  8.00%, 11/15/2031...........      180,000        222,364
Deutsche Telekom International
  Finance BV
  8.00%, 06/15/2010...........      330,000        352,393
Embarq Corp.
  7.08%, 06/01/2016...........       60,000         61,907
New Cingular Wireless
  Services, Inc.
  8.13%, 05/01/2012...........      150,000        165,924
Sprint Capital Corp.
  6.88%, 11/15/2028...........       90,000         85,810
Telecom Italia Capital SA
  5.25%, 10/01/2015...........      210,000        204,346
Verizon Global Funding Corp.
  6.88%, 06/15/2012...........      150,000        161,445
Vodafone Group PLC
  5.63%, 02/27/2017...........       90,000         89,943
                                              ------------
                                                 1,344,132
                                              ------------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $18,919,548)..........                  18,877,640
                                              ------------
FOREIGN GOVERNMENT AGENCY OBLIGATIONS -- 1.7%
Province of Ontario
  4.95%, 06/01/2012...........      180,000        187,039
Province of Quebec
  7.50%, 09/15/2029...........      180,000        233,125
Republic of Italy
  5.63%, 06/15/2012...........      300,000        319,590
United Mexican States
  5.63%, 01/15/2017...........      330,000        333,300
                                              ------------
TOTAL FOREIGN GOVERNMENT
  AGENCY OBLIGATIONS --
  (Cost $1,067,775)...........                   1,073,054
                                              ------------

See accompanying notes to financial statements.

SPDR LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------              ---------       -----
U.S. AGENCY MBS TBA-- 38.3%
Fannie Mae
  4.50%, 30YR TBA.............   $  500,000   $    473,047
  5.00%, 15YR TBA.............    1,400,000      1,401,094
  5.50%, 30YR TBA.............    5,600,000      5,591,687
  6.50%, 30YR TBA.............    1,925,000      1,978,840
  6.00%, 15YR TBA.............    1,250,000      1,279,102
  7.00%, 30YR TBA.............      750,000        779,766
Federal Home Loan Bank
  5.50%, 15YR TBA.............      650,000        657,922
Freddie Mac
  4.50%, 15YR TBA.............    1,350,000      1,327,430
  5.00%, 30YR TBA.............    3,500,000      3,414,961
  6.00%, 30YR TBA.............    4,550,000      4,617,539
  6.50%, 15YR TBA.............      450,000        462,867
Ginnie Mae
  5.00%, 30YR TBA.............      300,000        295,617
  5.50%, 30YR TBA.............      800,000        805,687
  6.00%, 30YR TBA.............      800,000        818,750
  6.50%, 30YR TBA.............      700,000        722,750
                                              ------------
TOTAL U.S. AGENCY MBS TBAS --
  (Cost $24,531,500)..........                  24,627,059
                                              ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.2%
Fannie Mae
  4.88%, 04/15/2009...........      300,000        304,553
  5.00%, 02/16/2012...........      628,000        654,407
  5.00%, 05/11/2017...........      300,000        311,389
  7.13%, 01/15/2030...........      330,000        428,880
Federal Home Loan Bank
  5.13%, 08/14/2013...........      630,000        664,175
  5.38%, 08/19/2011...........    1,110,000      1,168,521
Freddie Mac
  4.50%, 01/15/2013...........      120,000        122,793
  5.00%, 01/16/2009...........    1,585,000      1,604,170
  5.00%, 04/18/2017...........      628,000        652,428
                                              ------------
TOTAL GOVERNMENT AGENCY
  OBLIGATIONS --
  (Cost $5,843,246)...........                   5,911,316
                                              ------------
U.S. TREASURY OBLIGATIONS -- 20.7%
Treasury Bonds
  4.50%, 02/15/2036...........      452,000        454,445
  6.00%, 02/15/2026...........    1,419,000      1,679,443
  8.88%, 08/15/2017...........    1,198,000      1,648,436
Treasury Notes
  4.00%, 04/15/2010...........    2,478,000      2,528,601
  4.13%, 05/15/2015...........      600,000        611,640
  4.50%, 03/31/2009...........      734,000        746,126
  4.50%, 04/30/2012...........    3,788,000      3,957,589
  4.88%, 08/15/2016...........    1,598,000      1,701,566
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $13,214,562)..........                  13,327,846
                                              ------------
SHORT TERM INVESTMENTS -- 39.3%
COMMERCIAL PAPER -- 38.0%(D)
Lexington Parker Capital Co.
  5.20%, 01/17/2008(c)........    1,000,000        997,833
  5.75%, 01/07/2008(c)........    4,500,000      4,496,406
  6.25%, 01/14/2008(c)........    4,500,000      4,490,625
Surrey Funding Corp.
  5.17%, 01/31/2008(c)........    3,000,000      2,987,506
  5.40%, 01/14/2008(c)........    3,000,000      2,994,600
  5.80%, 01/17/2008(c)........    4,500,000      4,489,125
  6.00%, 01/10/2008(c)........    4,000,000      3,994,667
                                              ------------
                                                24,450,762
                                              ------------

                                   SHARES
                                   ------
MONEY MARKET FUND -- 1.3%
State Street Institutional Liquid Reserves
  Fund 4.91%,(b)(c)...........      844,763        844,763
                                              ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $25,295,525)..........                  25,295,525
                                              ------------
TOTAL INVESTMENTS -- 138.6%
  (Cost $88,872,156)..........                  89,112,440
OTHER ASSETS AND
  LIABILITIES -- (38.6)%......                 (24,837,425)
                                              ------------
NET ASSETS -- 100.0%..........                $ 64,275,015
                                              ============




(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.51% of net assets as of December 31, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Security or a portion of the security has been designated as collateral for TBA securities.
(d) Rate shown is annualized yield at time of purchase; not coupon rate.
TBA = To Be Announced




See accompanying notes to financial statements.

SPDR LEHMAN INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT          VALUE
--------------------             ---------         -----
FOREIGN GOVERNMENT OBLIGATIONS -- 96.6%
AUSTRALIA -- 2.1%
Commonwealth of Australia
  6.00%, 02/15/2017.........       1,360,000   $  1,167,042
  6.50%, 05/15/2013.........       1,700,000      1,489,536
  7.50%, 09/15/2009.........       1,275,000      1,131,143
                                               ------------
                                                  3,787,721
                                               ------------
AUSTRIA -- 3.5%
Republic of Austria
  3.80%, 10/20/2013(b)......       1,530,000      2,189,230
  4.65%, 01/15/2018.........       1,530,000      2,277,844
  6.25%, 07/15/2027.........       1,020,000      1,788,404
                                               ------------
                                                  6,255,478
                                               ------------
BELGIUM -- 4.6%
Kingdom of Belgium
  5.00%, 09/28/2012.........       3,400,000      5,133,293
  5.00%, 03/28/2035.........         850,000      1,287,483
  5.50%, 09/28/2017.........       1,190,000      1,881,261
                                               ------------
                                                  8,302,037
                                               ------------
CANADA -- 4.1%
Government of Canada
  4.00%, 06/01/2016.........       1,700,000      1,725,768
  4.25%, 09/01/2009.........       1,700,000      1,734,760
  5.25%, 06/01/2012.........       1,700,000      1,817,921
  5.75%, 06/01/2029.........       1,700,000      2,117,701
                                               ------------
                                                  7,396,150
                                               ------------
DENMARK -- 2.3%
Kingdom of Denmark
  4.00%, 11/15/2017.........       1,500,000        283,558
  5.00%, 11/15/2013.........      17,400,000      3,537,078
  6.00%, 11/15/2009.........       1,500,000        303,063
                                               ------------
                                                  4,123,699
                                               ------------
FRANCE -- 4.5%
Republic of France, Treasury
  Note
  3.50%, 01/12/2009.........       2,040,000      2,964,633
Republic of France
  4.00%, 04/25/2013.........       2,125,000      3,077,283
  5.75%, 10/25/2032.........       1,190,000      2,012,175
                                               ------------
                                                  8,054,091
                                               ------------
GERMANY -- 12.7%
Federal Republic of Germany
  3.50%, 10/09/2009.........       8,325,000     12,052,129
  4.00%, 01/04/2037.........       1,190,000      1,574,478
  4.25%, 07/04/2017.........       2,125,000      3,091,574
  4.50%, 01/04/2013.........       2,550,000      3,789,435
  5.63%, 01/04/2028.........       1,530,000      2,523,245
                                               ------------
                                                 23,030,861
                                               ------------
GREECE -- 3.9%
Republic of Greece
  3.70%, 07/20/2015.........       5,100,000      7,098,591
                                               ------------
ITALY -- 11.8%
Republic of Italy
  3.00%, 01/15/2010.........       4,240,000      6,068,522
  4.00%, 02/01/2037.........       2,500,000      3,127,772
  4.75%, 02/01/2013.........       2,125,000      3,179,899
  5.25%, 08/01/2017.........       3,400,000      5,242,475
  6.50%, 11/01/2027.........       2,125,000      3,745,900
                                               ------------
                                                 21,364,568
                                               ------------
JAPAN -- 23.0%
Government of Japan 5 Year
  Bond
  0.50%, 12/20/2008.........     150,000,000      1,341,677
  1.50%, 03/20/2011.........      50,000,000        456,523
Government of Japan 10 Year
  Issue
  1.30%, 06/20/2012.........   1,060,000,000      9,632,208
  1.50%, 09/20/2014.........     731,000,000      6,682,602
  1.80%, 09/21/2009.........   1,265,000,000     11,530,903
Government of Japan 20 Year
  Bond
  2.30%, 06/20/2027.........     360,000,000      3,336,768
  2.60%, 03/20/2019.........     766,500,000      7,575,962
Government of Japan 30 Year
  Bond
  2.40%, 03/20/2037.........     104,000,000        942,093
                                               ------------
                                                 41,498,736
                                               ------------
MEXICO -- 2.4%
United Mexican States
  9.00%, 12/24/2009.........      14,790,000      1,383,154
  9.00%, 12/20/2012.........      20,400,000      1,944,432
  10.00%, 12/05/2024........       8,925,000        950,371
                                               ------------
                                                  4,277,957
                                               ------------
NETHERLANDS -- 4.5%
Kingdom of the Netherlands
  3.75%, 07/15/2009.........       2,125,000      3,092,127
  3.75%, 07/15/2014.........       2,975,000      4,231,765
  5.50%, 01/15/2028.........         510,000        827,080
                                               ------------
                                                  8,150,972
                                               ------------
POLAND -- 2.7%
Republic of Poland
  6.00%, 05/24/2009.........       5,000,000      2,026,366
  6.25%, 10/24/2015.........       6,800,000      2,805,349
                                               ------------
                                                  4,831,715
                                               ------------
SOUTH AFRICA -- 2.1%
Republic of South Africa
  13.50%, 09/15/2015........      20,400,000      3,806,969
                                               ------------
SPAIN -- 4.6%
Kingdom of Spain
  3.15%, 01/31/2016.........       2,125,000      2,855,323
  4.20%, 01/31/2037.........         340,000        455,892
  6.15%, 01/31/2013.........         850,000      1,352,569
  8.20%, 02/28/2009.........       2,380,000      3,635,538
                                               ------------
                                                  8,299,322
                                               ------------
SWEDEN -- 2.5%
Kingdom of Sweden
  3.75%, 08/12/2017.........       5,300,000        783,125
  5.50%, 10/08/2012.........      22,700,000      3,703,424
                                               ------------
                                                  4,486,549
                                               ------------
TAIWAN -- 0.8%
Government of Taiwan
  2.38%, 09/21/2017.........      50,000,000      1,512,498
                                               ------------

See accompanying notes to financial statements.

SPDR LEHMAN INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT          VALUE
--------------------             ---------         -----
UNITED KINGDOM -- 4.5%
United Kingdom Treasury Bond
  4.75%, 09/07/2015.........       1,105,000   $  2,234,213
  4.75%, 12/07/2038.........         850,000      1,819,926
  5.00%, 03/07/2012.........         340,000        692,405
  5.00%, 03/07/2025.........       1,050,000      2,218,548
  5.75%, 12/07/2009.........         595,000      1,214,847
                                               ------------
                                                  8,179,939
                                               ------------

TOTAL FOREIGN GOVERNMENT
  OBLIGATIONS --
  (Cost $174,961,456).......                    174,457,853
                                               ------------

                                   SHARES
                                   ------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
State Street Institutional
  Liquid Reserves Fund
  4.86%(a)
  (Cost $544,017)...........         544,017        544,017
                                               ------------
                                                   VALUE
                                                   -----
TOTAL INVESTMENTS -- 96.9%
  (Cost $175,505,473).......                    175,001,870
OTHER ASSETS AND
  LIABILITIES -- 3.1%.......                      5,674,398
                                               ------------
NET ASSETS -- 100.0%........                   $180,676,268
                                               ============




(a) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.21% of net assets as of December 31, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.




See accompanying notes to financial statements.

SPDR LEHMAN HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION                AMOUNT       VALUE
--------------------              ---------      -----
CORPORATE BONDS & NOTES -- 96.9%
AEROSPACE & DEFENSE -- 1.6%
L-3 Communications Corp.
  6.38%, 10/15/2015............    $150,000   $   147,750
                                              -----------
CHEMICALS -- 2.4%
Ineos Group Holdings Plc
  8.50%, 02/15/2016(a).........     150,000       133,500
Momentive Performance
  Materials, Inc.
  9.75%, 12/01/2014(a).........     100,000        92,000
                                              -----------
                                                  225,500
                                              -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.8%
Allied Waste North America,
  Inc.
  6.88%, 06/01/2017............     100,000        97,500
ARAMARK Corp.
  8.50%, 02/01/2015............     150,000       151,875
Hertz Corp.
  8.88%, 01/01/2014............     200,000       202,750
                                              -----------
                                                  452,125
                                              -----------
COMPUTERS & PERIPHERALS -- 3.1%
Ceridian Corp.
  11.25%, 11/15/2015(a)........     100,000        92,750
Sungard Data Systems, Inc.
  9.13%, 08/15/2013............     200,000       203,500
                                              -----------
                                                  296,250
                                              -----------
DIVERSIFIED FINANCIAL SERVICES -- 6.7%
Ford Motor Credit Co. LLC
  9.75%, 09/15/2010............     175,000       166,985
GMAC LLC
  6.63%, 05/15/2012............     100,000        83,132
LVB Acquisition Merger Sub,
  Inc.
  11.63%, 10/15/2017(a)........     100,000        98,500
Nuveen Investments, Inc.
  10.50%, 11/15/2015(a)........     125,000       124,531
Residential Capital LLC
  6.38%, 06/30/2010............     250,000       160,000
                                              -----------
                                                  633,148
                                              -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.0%
Cricket Communications, Inc.
  9.38%, 11/01/2014............     100,000        93,750
Intelsat Bermuda, Ltd.
  11.25%, 06/15/2016...........     125,000       129,062
Level 3 Financing, Inc.
  9.25%, 11/01/2014............     150,000       135,750
MetroPCS Wireless, Inc.
  9.25%, 11/01/2014............     100,000        94,000
Windstream Corp.
  8.63%, 08/01/2016............     200,000       210,000
                                              -----------
                                                  662,562
                                              -----------
ELECTRIC UTILITIES -- 10.8%
Aes Corp.
  8.00%, 10/15/2017(a).........     150,000       153,375
Edison Mission Energy
  7.00%, 05/15/2017............     150,000       147,375
Mirant North America LLC
  7.38%, 12/31/2013............     125,000       125,312
NRG Energy, Inc.
  7.38%, 02/01/2016............     250,000       243,750
Reliant Energy, Inc.
  6.75%, 12/15/2014............     100,000       100,250
Texas Competitive Electric
  Holdings Co. LLC
  10.25%, 11/01/2015(a)........     250,000       247,500
                                              -----------
                                                1,017,562
                                              -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.5%
NXP BV / NXP Funding LLC
  9.50%, 10/15/2015............     150,000       137,438
RBS Global, Inc. and Rexnord
  Corp.
  9.50%, 08/01/2014............     100,000        99,000
                                              -----------
                                                  236,438
                                              -----------
HEALTH CARE PROVIDERS & SERVICES -- 10.6%
Community Health Systems, Inc.
  8.88%, 07/15/2015............     300,000       305,625
DaVita, Inc.
  6.63%, 03/15/2013............     125,000       124,375
HCA Inc.
  9.25%, 11/15/2016............     300,000       315,000
Healthsouth Corp.
  10.75%, 06/15/2016...........     150,000       156,750
Tenet Healthcare Corp.
  9.25%, 02/01/2015............     100,000        92,500
                                              -----------
                                                  994,250
                                              -----------
HOTELS, RESTAURANTS & LEISURE -- 5.0%
Harrah's Operating Co., Inc.
  5.63%, 06/01/2015............     125,000        91,250
MGM Mirage, Inc.
  6.63%, 07/15/2015............     125,000       117,187
Trump Entertainment Resorts,
  Inc.
  8.50%, 06/01/2015............     150,000       114,188
Wynn Las Vegas Capital Corp.
  6.63%, 12/01/2014............     150,000       147,375
                                              -----------
                                                  470,000
                                              -----------
MACHINERY -- 1.6%
Terex Corp.
  8.00%, 11/15/2017............     150,000       151,875
                                              -----------
MEDIA -- 11.9%
CCH I LLC
  11.00%, 10/01/2015...........     300,000       244,500
DIRECTV Holdings LLC
  6.38%, 06/15/2015............     125,000       120,000
Echostar DBS Corp.
  7.13%, 02/01/2016............     175,000       178,500
Idearc, Inc.
  8.00%, 11/15/2016............     150,000       137,625
RH Donnelley Corp.
  8.88%, 10/15/2017(a).........     150,000       138,750
TL Acquisitions, Inc.
  10.50%, 01/15/2015(a)........     150,000       144,187
Univision Communications, Inc.
  9.75%, 03/15/2015(a).........     175,000       159,469
                                              -----------
                                                1,123,031
                                              -----------

See accompanying notes to financial statements.

SPDR LEHMAN HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION                AMOUNT       VALUE
--------------------              ---------      -----
METALS & MINING -- 6.1%
FMG Finance Property Ltd.
  10.63%, 09/01/2016(a)........    $200,000    $  229,000
Freeport-McMoRan Copper & Gold,
  Inc.
  8.38%, 04/01/2017............     325,000       348,563
                                              -----------
                                                  577,563
                                              -----------
OIL, GAS & CONSUMABLE FUELS -- 10.6%
Chesapeake Energy Corp.
  6.50%, 08/15/2017............     150,000       144,750
El Paso Corp.
  7.00%, 06/15/2017............     125,000       125,130
Forest Oil Corp.
  7.25%, 06/15/2019(a).........     100,000       100,500
Kinder Morgan Finance Co. ULC
  5.70%, 01/05/2016............     100,000        90,520
Massey Energy Co.
  6.88%, 12/15/2013............     150,000       141,375
OPTI Canada, Inc.
  8.25%, 12/15/2014(a).........     150,000       148,500
PetroHawk Energy Corp.
  9.13%, 07/15/2013............     100,000       105,250
Sabine Pass LNG LP
  7.50%, 11/30/2016............     150,000       143,250
                                              -----------
                                                  999,275
                                              -----------
PAPER & FOREST PRODUCTS -- 1.6%
Georgia-Pacific LLC
  7.13%, 01/15/2017(a).........     150,000       145,875
                                              -----------
PHARMACEUTICALS -- 1.3%
Elan Finance PLC/Elan Finance
  Corp.
  7.75%, 11/15/2011............     125,000       117,500
                                              -----------
REAL ESTATE INVESTMENT TRUST -- 1.0%
Host Hotels & Resorts LP
  6.75%, 06/01/2016............     100,000        98,500
                                              -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.6%
Realogy Corp.
  10.50%, 04/15/2014(a)........     200,000       149,500
                                              -----------
RETAIL -- 2.3%
Dollar General Corp.
  10.63%, 07/15/2015(a)........     150,000       137,625
Rite Aid Corp.
  9.50%, 06/15/2017............     100,000        82,750
                                              -----------
                                                  220,375
                                              -----------
SEMICONDUCTORS -- 2.4%
Freescale Semiconductor, Inc.
  8.88%, 12/15/2014............     250,000       223,125
                                              -----------
SOFTWARE -- 2.0%
First Data Corp.
  9.88%, 09/24/2015(a).........     200,000       186,000
                                              -----------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $9,170,606)............                 9,128,204
                                              -----------

                                    SHARES
                                    ------
SHORT TERM INVESTMENTS -- 1.6%
MONEY MARKET FUND -- 1.6%
State Street Institutional
  Liquid Reserves Fund 4.86%(b)
  (Cost $151,898)..............     151,898       151,898
                                              -----------
TOTAL INVESTMENTS -- 98.5%
  (Cost $9,322,504)............                 9,280,102
OTHER ASSETS AND
  LIABILITIES -- 1.5%..........                   137,733
                                              -----------
NET ASSETS -- 100.0%...........                $9,417,835
                                              ===========




(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 26.35% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.



See accompanying notes to financial statements.

                     (This page is intentionally left blank)

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


                                           SPDR LEHMAN       SPDR LEHMAN         SPDR LEHMAN       SPDR LEHMAN
                                            1-3 MONTH        SHORT TERM       INTERMEDIATE TERM     LONG TERM
                                           T-BILL ETF    MUNICIPAL BOND ETF      TREASURY ETF     TREASURY ETF
                                          ------------   ------------------   -----------------   ------------
ASSETS
  Investments in securities of
     unaffiliated issuers, at value
     (Note 2)...........................  $229,414,896       $21,599,907         $10,842,148       $21,067,785
  Investments in securities of
     affiliated issuers, at value (Note
     3).................................       140,757           894,345              26,424             3,049
                                          ------------       -----------         -----------       -----------
     Total Investments..................   229,555,653        22,494,252          10,868,572        21,070,834
  Foreign currency, at value............            --                --                  --                --
  Cash..................................            --                --                  --                --
  Receivable for dollar rolls...........            --                --                  --                --
  Receivable for investments sold.......            --                --             209,981            87,260
  Interest receivable...................         1,240           316,878             121,694           329,220
                                          ------------       -----------         -----------       -----------
       TOTAL ASSETS.....................   229,556,893        22,811,130          11,200,247        21,487,314
                                          ------------       -----------         -----------       -----------
LIABILITIES
  Payable for investments purchased.....         2,647                --             191,666                --
  Payable for when issued / delayed
     delivery securities................            --                --                  --                --
  Distributions payable.................       593,281            77,330              49,337            85,388
  Accrued advisory fee (Note 3).........        24,036             3,185               1,250             2,428
  Accrued trustees fee (Note 3).........         1,241               128                  95               107
                                          ------------       -----------         -----------       -----------
       TOTAL LIABILITIES................       621,205            80,643             242,348            87,923
                                          ------------       -----------         -----------       -----------
       NET ASSETS.......................  $228,935,688       $22,730,487         $10,957,899       $21,399,391
                                          ============       ===========         ===========       ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..............   229,169,477        22,625,065          10,516,733        20,573,391
  Undistributed (distributions in excess
     of) net investment income..........      (314,695)          (26,735)              1,362           (15,799)
  Accumulated net realized gain (loss)
     on investments, foreign currency
     transactions and futures...........        39,460                --              10,614             7,396
  Net unrealized appreciation
     (depreciation) on:
     Investments........................        41,446           132,157             429,190           834,403
     Foreign currency...................            --                --                  --                --
                                          ------------       -----------         -----------       -----------
       NET ASSETS.......................  $228,935,688       $22,730,487         $10,957,899       $21,399,391
                                          ============       ===========         ===========       ===========
NET ASSET VALUE PER SHARE
  Net asset value per share.............  $      45.79       $     22.73         $     54.77       $     53.50
                                          ============       ===========         ===========       ===========
  Shares outstanding (unlimited amount
     authorized, $0.01 par value).......     5,000,073         1,000,000             200,065           400,000
                                          ============       ===========         ===========       ===========
  Investments in securities, at cost....  $229,514,207       $22,362,095         $10,439,382       $20,236,431
                                          ============       ===========         ===========       ===========
  Foreign currency, at cost.............  $         --       $        --         $        --       $        --
                                          ============       ===========         ===========       ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------

      SPDR BARCLAYS       SPDR LEHMAN          SPDR LEHMAN      SPDR LEHMAN   SPDR LEHMAN      SPDR LEHMAN      SPDR LEHMAN
         CAPITAL          CALIFORNIA            NEW YORK         MUNICIPAL     AGGREGATE      INTERNATIONAL      HIGH YIELD
         TIPS ETF     MUNICIPAL BOND ETF   MUNICIPAL BOND ETF     BOND ETF      BOND ETF    TREASURY BOND ETF     BOND ETF
      -------------   ------------------   ------------------   -----------   -----------   -----------------   -----------


       $30,395,548        $13,035,021          $12,531,832      $69,407,155   $88,267,677      $174,457,853      $9,128,204

             4,518            172,140              613,913          868,549       844,763           544,017         151,898
       -----------        -----------          -----------      -----------   -----------      ------------      ----------
        30,400,066         13,207,161           13,145,745       70,275,704    89,112,440       175,001,870       9,280,102
                --                 --                   --               --            --         3,503,656              --
                --                 --                   --               --            --                --           4,609
                --                 --                   --               --         3,522                --              --
                --             42,360                   --               --            --                --              --
           280,049            161,271              111,809          902,327       666,064         2,847,719         206,766
       -----------        -----------          -----------      -----------   -----------      ------------      ----------
        30,680,115         13,410,792           13,257,554       71,178,031    89,782,026       181,353,245       9,491,477
       -----------        -----------          -----------      -----------   -----------      ------------      ----------

                --                 --                   --               --       626,716                --              --
                --                 --                   --               --    24,615,683                --              --
           255,336             46,211               54,752          265,536       257,996           603,643          70,397
             4,757              2,264                2,241           10,681         6,485            72,623           3,206
               287                118                  117              342           131               711              39
       -----------        -----------          -----------      -----------   -----------      ------------      ----------
           260,380             48,593               57,110          276,559    25,507,011           676,977          73,642
       -----------        -----------          -----------      -----------   -----------      ------------      ----------
       $30,419,735        $13,362,199          $13,200,444      $70,901,472   $64,275,015      $180,676,268      $9,417,835
       ===========        ===========          ===========      ===========   ===========      ============      ==========

        29,482,825         13,307,148           13,177,140       70,686,486    64,139,155       181,380,915       9,458,400

             1,828                 83               (9,165)         (93,455)     (148,635)         (144,837)            138

            (6,088)           (13,269)              (9,450)              --        44,211           (64,764)          1,699

           941,170             68,237               41,919          308,441       240,284          (501,879)        (42,402)
                --                 --                   --               --            --             6,833              --
       -----------        -----------          -----------      -----------   -----------      ------------      ----------
       $30,419,735        $13,362,199          $13,200,444      $70,901,472   $64,275,015      $180,676,268      $9,417,835
       ===========        ===========          ===========      ===========   ===========      ============      ==========

       $     50.70        $     22.27          $     22.00      $     22.16   $     53.56      $      53.14      $    47.09
       ===========        ===========          ===========      ===========   ===========      ============      ==========

           600,000            600,000              600,000        3,200,000     1,200,000         3,400,000         200,000
       ===========        ===========          ===========      ===========   ===========      ============      ==========
       $29,458,896        $13,138,924          $13,103,826      $69,967,263   $88,872,156      $175,505,473      $9,322,504
       ===========        ===========          ===========      ===========   ===========      ============      ==========
       $        --        $        --          $        --      $        --   $        --      $  3,496,823      $       --
       ===========        ===========          ===========      ===========   ===========      ============      ==========


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


                                        SPDR LEHMAN        SPDR LEHMAN           SPDR LEHMAN       SPDR LEHMAN
                                         1-3 MONTH          SHORT TERM        INTERMEDIATE TERM     LONG TERM
                                         T-BILL ETF   MUNICIPAL BOND ETF(1)      TREASURY ETF     TREASURY ETF
                                        -----------   ---------------------   -----------------   ------------
INVESTMENT INCOME
  Interest income on securities of
     unaffiliated issuers (Note 2)....    3,021,836           108,384               255,933           309,376
  Interest income on securities of
     affiliated issuers (Note 3)......        4,649            10,942                   984             1,224
  Foreign taxes withheld..............           --                --                    --                --
                                         ----------          --------              --------        ----------
     TOTAL INVESTMENT INCOME..........    3,026,485           119,326               256,917           310,600
                                         ----------          --------              --------        ----------
EXPENSES
  Advisory fee (Note 3)...............       99,817             6,878                 7,268             8,792
  Trustee fee (Note 3)................        1,673               128                   372               370
                                         ----------          --------              --------        ----------
  TOTAL EXPENSES BEFORE WAIVERS.......      101,490             7,006                 7,640             9,162
                                         ----------          --------              --------        ----------
  Expenses waived by Adviser (Note
     3)...............................           --                --                    --                --
                                         ----------          --------              --------        ----------
  NET EXPENSES........................      101,490             7,006                 7,640             9,162
                                         ----------          --------              --------        ----------
  NET INVESTMENT INCOME...............    2,924,995           112,320               249,277           301,438
                                         ----------          --------              --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on:
     Investments in securities of
       unaffiliated issuers...........       66,658                --                19,452            13,657
     Foreign currency transactions ...           --                --                    --                --
  Net change in unrealized
     appreciation (depreciation) on:
  Investments and foreign currency
     transactions.....................       25,891           132,157               474,323           967,861
                                         ----------          --------              --------        ----------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS............       92,549           132,157               493,775           981,518
                                         ----------          --------              --------        ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.....................   $3,017,544          $244,477              $743,052        $1,282,956
                                         ==========          ========              ========        ==========




   (1) For the period October 10, 2007 (commencement of operations) to December 31, 2007.

   (2) For the period October 11, 2007 (commencement of operations) to December 31, 2007.

   (3) For the period September 11, 2007 (commencement of operations) to December 31, 2007.

   (4) For the period October 2, 2007 (commencement of operations) to December 31, 2007.

   (5) For the period November 28, 2007 (commencement of operations) to December 31, 2007.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


      SPDR BARCLAYS       SPDR LEHMAN            SPDR LEHMAN       SPDR LEHMAN  SPDR LEHMAN       SPDR LEHMAN      SPDR LEHMAN
         CAPITAL           CALIFORNIA              NEW YORK         MUNICIPAL    AGGREGATE       INTERNATIONAL      HIGH YIELD
         TIPS ETF    MUNICIPAL BOND ETF(1)  MUNICIPAL BOND ETF(2)  BOND ETF(3)    BOND ETF   TREASURY BOND ETF(4)  BOND ETF(5)
      -------------  ---------------------  ---------------------  -----------  -----------  --------------------  -----------


           959,113           120,855                118,710           535,645      494,185           885,661           73,096

             2,103             3,680                  5,249            30,583        9,806             6,730              891
                --                --                     --                --           --           (10,396)              --
        ----------          --------               --------          --------     --------         ---------         --------
           961,216           124,535                123,959           566,228      503,991           881,995           73,987
        ----------          --------               --------          --------     --------         ---------         --------

            29,931             5,946                  5,811            39,692       17,994           124,509            3,413
             1,429               118                    117               780          404               711               39
        ----------          --------               --------          --------     --------         ---------         --------
            31,360             6,064                  5,928            40,472       18,398           125,220            3,452
        ----------          --------               --------          --------     --------         ---------         --------
                --                --                     --           (14,199)      (5,078)               --               --
        ----------          --------               --------          --------     --------         ---------         --------
            31,360             6,064                  5,928            26,273       13,320           125,220            3,452
        ----------          --------               --------          --------     --------         ---------         --------
           929,856           118,471                118,031           539,955      490,671           756,775           70,535
        ----------          --------               --------          --------     --------         ---------         --------




           549,968           (13,269)                (9,450)               --       47,670                --            1,699
                --                --                     --                --           --           (64,764)              --


         1,504,699            68,237                 41,919           308,441      338,107          (495,046)         (42,402)
        ----------          --------               --------          --------     --------         ---------         --------


         2,054,667            54,968                 32,469           308,441      385,777          (559,810)         (40,703)
        ----------          --------               --------          --------     --------         ---------         --------

        $2,984,523          $173,439               $150,500          $848,396     $876,448         $ 196,965         $ 29,832
        ==========          ========               ========          ========     ========         =========         ========


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                                                       SPDR LEHMAN
                                               SPDR LEHMAN               SPDR LEHMAN              SPDR LEHMAN           LONG TERM
                                                1-3 MONTH                SHORT TERM            INTERMEDIATE TERM         TREASURY
                                                T-BILL ETF           MUNICIPAL BOND ETF          TREASURY ETF              ETF
                                       ---------------------------   ------------------   --------------------------   -----------
                                          FOR THE                          FOR THE          FOR THE                      FOR THE
                                        SIX MONTHS       FOR THE           PERIOD          SIX MONTHS      FOR THE      SIX MONTHS
                                           ENDED         PERIOD         10/10/2007* -        ENDED         PERIOD         ENDED
                                        12/31/2007    5/25/2007* -       12/31/2007        12/31/2007   5/23/2007* -    12/31/2007
                                        (UNAUDITED)     6/30/2007        (UNAUDITED)      (UNAUDITED)     6/30/2007    (UNAUDITED)
                                       ------------   ------------   ------------------   -----------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income.............   $  2,924,995    $   162,482       $   112,320      $   249,277    $    44,979   $   301,438
  Net realized gain (loss) on
     investments and foreign
     currency transactions..........         66,658            259                --           19,452           (268)       13,657
  Net change in unrealized
     appreciation (depreciation) on
     investments and foreign
     currency transactions..........         25,891         15,555           132,157          474,323        (45,133)      967,861
                                       ------------    -----------       -----------      -----------    -----------   -----------
  NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.....................      3,017,544        178,296           244,477          743,052           (422)    1,282,956
                                       ------------    -----------       -----------      -----------    -----------   -----------
  NET EQUALIZATION CREDITS AND
     CHARGES........................        334,443             --            26,441               --             --        18,469
                                       ------------    -----------       -----------      -----------    -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............     (3,402,172)            --          (139,055)        (292,894)            --      (361,251)
  Net realized gains................             --             --                             (8,570)            --        (5,106)
                                       ------------    -----------       -----------      -----------    -----------   -----------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS...................     (3,402,172)            --          (139,055)        (301,464)            --      (366,357)
                                       ------------    -----------       -----------      -----------    -----------   -----------
FROM BENEFICIAL INTEREST
  TRANSACTIONS:
  Net proceeds from the sale of
     shares.........................    229,235,742     36,588,000        22,623,565               --     10,513,200    10,548,934
  Net proceeds from the reinvestment
     of shares issued...............          3,342             --                --            3,533             --            --
  Cost of shares redeemed...........    (36,685,064)            --                --               --             --            --
  Net income equalization...........       (334,443)            --           (26,441)              --             --       (18,469)
  Other capital (Note 4)............             --             --             1,500               --             --            --
                                       ------------    -----------       -----------      -----------    -----------   -----------
  NET INCREASE (DECREASE) IN NET
     ASSETS FROM BENEFICIAL INTEREST
     TRANSACTIONS...................    192,219,577     36,588,000        22,598,624            3,533     10,513,200    10,530,465
                                       ------------    -----------       -----------      -----------    -----------   -----------
  Net increase (decrease) in net
     assets during the period.......    192,169,392     36,766,296        22,730,487          445,121     10,512,778    11,465,533
  Net assets at beginning of
     period.........................     36,766,296             --                --       10,512,778             --     9,933,858
                                       ------------    -----------       -----------      -----------    -----------   -----------
NET ASSETS END OF PERIOD (1)........   $228,935,688    $36,766,296       $22,730,487      $10,957,899    $10,512,778   $21,399,391
                                       ============    ===========       ===========      ===========    ===========   ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold.......................      5,000,000        800,000         1,000,000               --        200,000       200,000
  Shares issued to shareholders from
     reinvestment of distributions..             73             --                --               65             --            --
  Shares redeemed...................       (800,000)            --                --               --             --            --
                                       ------------    -----------       -----------      -----------    -----------   -----------
  NET INCREASE (DECREASE)...........      4,200,073        800,000         1,000,000               65        200,000       200,000
                                       ============    ===========       ===========      ===========    ===========   ===========
(1) Including undistributed
  (distribution in excess of) net
  investment income.................   $   (314,695)   $   162,482       $   (26,735)     $     1,362    $    44,979   $   (15,799)
                                       ============    ===========       ===========      ===========    ===========   ===========

                                        SPDR LEHMAN
                                         LONG TERM
                                       TREASURY ETF
                                       ------------
                                          FOR THE
                                          PERIOD
                                       5/23/2007* -
                                         6/30/2007
                                       ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income.............    $    44,014
  Net realized gain (loss) on
     investments and foreign
     currency transactions..........         (1,155)
  Net change in unrealized
     appreciation (depreciation) on
     investments and foreign
     currency transactions..........       (133,458)
                                        -----------
  NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.....................        (90,599)
                                        -----------
  NET EQUALIZATION CREDITS AND
     CHARGES........................             --
                                        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............             --
  Net realized gains................             --
                                        -----------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS...................             --
                                        -----------
FROM BENEFICIAL INTEREST
  TRANSACTIONS:
  Net proceeds from the sale of
     shares.........................     10,024,457
  Net proceeds from the reinvestment
     of shares issued...............             --
  Cost of shares redeemed...........             --
  Net income equalization...........             --
  Other capital (Note 4)............             --
                                        -----------
  NET INCREASE (DECREASE) IN NET
     ASSETS FROM BENEFICIAL INTEREST
     TRANSACTIONS...................     10,024,457
                                        -----------
  Net increase (decrease) in net
     assets during the period.......      9,933,858
  Net assets at beginning of
     period.........................             --
                                        -----------
NET ASSETS END OF PERIOD (1)........    $ 9,933,858
                                        ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold.......................        200,000
  Shares issued to shareholders from
     reinvestment of distributions..             --
  Shares redeemed...................             --
                                        -----------
  NET INCREASE (DECREASE)...........        200,000
                                        ===========
(1) Including undistributed
  (distribution in excess of) net
  investment income.................    $    44,014
                                        ===========




 * Commencement of operations



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


             SPDR BARCLAYS              SPDR LEHMAN          SPDR LEHMAN       SPDR LEHMAN           SPDR LEHMAN
                CAPITAL                 CALIFORNIA            NEW YORK          MUNICIPAL             AGGREGATE
                TIPS ETF            MUNICIPAL BOND ETF   MUNICIPAL BOND ETF     BOND ETF              BOND ETF
      ---------------------------   ------------------   ------------------   ------------   --------------------------
         FOR THE                          FOR THE              FOR THE           FOR THE       FOR THE
       SIX MONTHS       FOR THE           PERIOD               PERIOD            PERIOD       SIX MONTHS      FOR THE
          ENDED         PERIOD         10/10/2007* -        10/11/2007* -     9/11/2007* -      ENDED         PERIOD
       12/31/2007    5/25/2007* -       12/31/2007           12/31/2007        12/31/2007     12/31/2007   5/23/2007* -
       (UNAUDITED)     6/30/2007        (UNAUDITED)          (UNAUDITED)       (UNAUDITED)   (UNAUDITED)     6/30/2007
      ------------   ------------   ------------------   ------------------   ------------   -----------   ------------


      $    929,856    $   495,784       $   118,471          $   118,031       $   539,955   $   490,671    $    47,815

           549,968             --           (13,269)              (9,450)               --        47,670         (3,459)

         1,504,699       (563,529)           68,237               41,919           308,441       338,107        (97,823)
      ------------    -----------       -----------          -----------       -----------   -----------    -----------

         2,984,523        (67,745)          173,439              150,500           848,396       876,448        (53,467)
      ------------    -----------       -----------          -----------       -----------   -----------    -----------
          (174,153)        26,241                --                   --            92,837       154,314             --
      ------------    -----------       -----------          -----------       -----------   -----------    -----------

        (1,423,812)            --          (118,388)            (127,196)         (633,410)     (687,121)            --
                               --                --                   --                --            --             --
      ------------    -----------       -----------          -----------       -----------   -----------    -----------
        (1,423,812)            --          (118,388)            (127,196)         (633,410)     (687,121)            --
      ------------    -----------       -----------          -----------       -----------   -----------    -----------

        20,046,731     57,524,471        13,307,148           13,177,140        70,683,486    53,665,415     10,472,240
                --             --                --                   --                --            --             --
       (48,644,433)            --                --                   --                --            --             --
           174,153        (26,241)               --                   --           (92,837)     (154,314)            --
                --             --                --                   --             3,000         1,500             --
      ------------    -----------       -----------          -----------       -----------   -----------    -----------

       (28,423,549)    57,498,230        13,307,148           13,177,140        70,593,649    53,512,601     10,472,240
      ------------    -----------       -----------          -----------       -----------   -----------    -----------
       (27,036,991)    57,456,726        13,362,199           13,200,444        70,901,472    53,856,242     10,418,773
        57,456,726             --                --                   --                --    10,418,773             --
      ------------    -----------       -----------          -----------       -----------   -----------    -----------
      $ 30,419,735    $57,456,726       $13,362,199          $13,200,444       $70,901,472   $64,275,015    $10,418,773
      ============    ===========       ===========          ===========       ===========   ===========    ===========

           400,000      1,200,000           600,000              600,000         3,200,000     1,000,000        200,000

        (1,000,000)            --                --                   --                --            --             --
                --             --                --                   --                --            --             --
      ------------    -----------       -----------          -----------       -----------   -----------    -----------
          (600,000)     1,200,000           600,000              600,000         3,200,000     1,000,000        200,000
      ============    ===========       ===========          ===========       ===========   ===========    ===========

      $      1,828    $   495,784       $        83          $    (9,165)      $   (93,455)  $  (148,635)   $    47,815
      ============    ===========       ===========          ===========       ===========   ===========    ===========

         SPDR LEHMAN       SPDR LEHMAN
        INTERNATIONAL       HIGH YIELD
      TREASURY BOND ETF      BOND ETF
      -----------------   -------------
           FOR THE           FOR THE
            PERIOD            PERIOD
         10/2/2007* -     11/28/2007* -
          12/31/2007        12/31/2007
         (UNAUDITED)       (UNAUDITED)
      -----------------   -------------
         $    756,775       $   70,535
              (64,764)           1,699
             (495,046)         (42,402)
         ------------       ----------

              196,965           29,832
         ------------       ----------
              161,193               --
         ------------       ----------

             (901,612)         (70,397)
                   --               --
         ------------       ----------
             (901,612)         (70,397)
         ------------       ----------

          181,358,415        9,456,900
                   --               --
                   --               --
             (161,193)              --
               22,500            1,500
         ------------       ----------

          181,219,722        9,458,400
         ------------       ----------
          180,676,268        9,417,835
                   --               --
         ------------       ----------
         $180,676,268       $9,417,835
         ============       ==========

            3,400,000          200,000
                   --               --
                   --               --
         ------------       ----------
            3,400,000          200,000
         ============       ==========

         $   (144,837)      $      138
         ============       ==========


SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------


                                        SPDR LEHMAN                 SPDR LEHMAN                SPDR LEHMAN
                                         1-3 MONTH                  SHORT TERM              INTERMEDIATE TERM
                                         T-BILL ETF             MUNICIPAL BOND ETF             TREASURY ETF
                               -----------------------------    ------------------    -----------------------------
                                 FOR THE                              FOR THE           FOR THE
                                SIX MONTHS         FOR THE            PERIOD           SIX MONTHS         FOR THE
                                  ENDED            PERIOD          10/10/2007* -         ENDED            PERIOD
                                12/31/2007      5/25/2007* -        12/31/2007         12/31/2007      5/23/2007* -
                               (UNAUDITED)        6/30/2007         (UNAUDITED)       (UNAUDITED)        6/30/2007
                               -----------      ------------    ------------------    -----------      ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................    $  45.96          $ 45.74            $ 22.53           $ 52.56           $ 52.57
                                 --------          -------            -------           -------           -------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income........        0.88             0.20               0.14              1.29              0.22
Net realized and unrealized
  gain (loss) (1)............       (0.01)            0.02               0.18              2.43             (0.23)
                                 --------          -------            -------           -------           -------
Total from investment
  operations.................        0.87             0.22               0.32              3.72             (0.01)
                                 --------          -------            -------           -------           -------
Net equalization credits and
  charges....................        0.10               --               0.04                --                --
                                 --------          -------            -------           -------           -------
Other capital................          --               --               0.00(5)             --                --
                                 --------          -------            -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income........       (1.14)              --              (0.16)            (1.47)               --
Net realized gains...........          --               --                 --             (0.04)               --
                                 --------          -------            -------           -------           -------
Total distributions..........       (1.14)              --              (0.16)            (1.51)               --
                                 --------          -------            -------           -------           -------
NET ASSET VALUE, END OF
  PERIOD.....................    $  45.79          $ 45.96            $ 22.73           $ 54.77           $ 52.56
                                 ========          =======            =======           =======           =======
TOTAL RETURN (2).............        2.12%            0.48%              1.61%             7.13%            (0.02)%
Net assets, end of period (in
  000's).....................    $228,936          $36,766            $22,730           $10,958           $10,513
Ratio of expenses to average
  net assets.................        0.14%(3)         0.14%(3)           0.20%(3)          0.14%(3)          0.14%(3)
Ratio of expenses to average
  net assets before waivers..          --               --                 --                --                --
Ratio of net investment
  income (loss) to average
  net assets.................        3.94%(3)         4.49%(3)           3.22%(3)          4.61%(3)          4.13%(3)
Portfolio turnover rate (4)..         278%               2%                 0%               20%                7%
                                        SPDR LEHMAN
                                         LONG TERM
                                        TREASURY ETF
                               -----------------------------
                                 FOR THE
                                SIX MONTHS         FOR THE
                                  ENDED            PERIOD
                                12/31/2007      5/23/2007* -
                               (UNAUDITED)        6/30/2007
                               -----------      ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................    $ 49.67           $50.12
                                 -------           ------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income........       1.18             0.22
Net realized and unrealized
  gain (loss) (1)............       4.01            (0.67)
                                 -------           ------
Total from investment
  operations.................       5.19            (0.45)
                                 -------           ------
Net equalization credits and
  charges....................       0.07               --
                                 -------           ------
Other capital................         --               --
                                 -------           ------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income........      (1.42)              --
Net realized gains...........      (0.01)              --
                                 -------           ------
Total distributions..........      (1.43)              --
                                 -------           ------
NET ASSET VALUE, END OF
  PERIOD.....................    $ 53.50           $49.67
                                 =======           ======
TOTAL RETURN (2).............      10.71%           (0.90)%
Net assets, end of period (in
  000's).....................    $21,399           $9,934
Ratio of expenses to average
  net assets.................       0.14%(3)         0.14%(3)
Ratio of expenses to average
  net assets before waivers..         --               --
Ratio of net investment
  income (loss) to average
  net assets.................       4.61%(3)         4.29%(3)
Portfolio turnover rate (4)..          5%               4%



 *   Commencement of operations

(1) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(2) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(3) Annualized.

(4) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

(5) Amount is less than $0.005 per share.

(6) Portfolio turnover rate includes to-be-announced (TBA) transactions. See
    Note 2.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


             SPDR BARCLAYS              SPDR LEHMAN          SPDR LEHMAN      SPDR LEHMAN             SPDR LEHMAN
                CAPITAL                 CALIFORNIA            NEW YORK         MUNICIPAL               AGGREGATE
                TIPS ETF            MUNICIPAL BOND ETF   MUNICIPAL BOND ETF     BOND ETF               BOND ETF
      ---------------------------   ------------------   ------------------   -----------    ----------------------------
        FOR THE                           FOR THE              FOR THE          FOR THE        FOR THE
       SIX MONTHS       FOR THE           PERIOD               PERIOD            PERIOD       SIX MONTHS        FOR THE
         ENDED           PERIOD        10/10/2007*-         10/11/2007*-      9/11/2007*-       ENDED            PERIOD
       12/31/2007     5/25/2007*-       12/31/2007           12/31/2007        12/31/2007     12/31/2007      5/23/2007*-
      (UNAUDITED)      6/30/2007        (UNAUDITED)          (UNAUDITED)      (UNAUDITED)    (UNAUDITED)       6/30/2007
      -----------     -----------   ------------------   ------------------   -----------    -----------      -----------
        $ 47.88         $ 48.01           $ 22.18              $ 21.96          $ 22.16        $ 52.09          $ 52.36
        -------         -------           -------              -------          -------        -------          -------

           1.34            0.41              0.20                 0.20             0.23           1.23             0.24

           3.49           (0.57)             0.09                 0.05            (0.02)          1.42            (0.51)
        -------         -------           -------              -------          -------        -------          -------
           4.83           (0.16)             0.29                 0.25             0.21           2.65            (0.27)
        -------         -------           -------              -------          -------        -------          -------
          (0.26)           0.03                --                   --             0.05           0.41               --
        -------         -------           -------              -------          -------        -------          -------
             --              --                --                   --             0.00(5)        0.00(5)            --
        -------         -------           -------              -------          -------        -------          -------

          (1.75)             --             (0.20)               (0.21)           (0.26)         (1.59)              --
             --              --                --                   --               --             --               --
        -------         -------           -------              -------          -------        -------          -------
          (1.75)             --             (0.20)               (0.21)           (0.26)         (1.59)              --
        -------         -------           -------              -------          -------        -------          -------
        $ 50.70         $ 47.88           $ 22.27              $ 22.00          $ 22.16        $ 53.56          $ 52.09
        =======         =======           =======              =======          =======        =======          =======
           9.71%          (0.27)%            1.30%                1.15%            1.20%          5.95%           (0.52)%
        $30,420         $57,457           $13,362              $13,200          $70,901        $64,275          $10,419
           0.19%(3)        0.19%(3)          0.20%(3)             0.20%(3)         0.20%(3)       0.14%(3)         0.13%(3)

             --              --                --                   --             0.30%(3)       0.19%(3)         0.19%(3)

           5.73%(3)       10.23%(3)          3.97%(3)             4.04%(3)         4.08%(3)       5.03%(3)         4.42%(3)
             10%              0%               20%                  27%               0%           193%(6)           17%
         SPDR LEHMAN       SPDR LEHMAN
        INTERNATIONAL      HIGH YIELD
      TREASURY BOND ETF     BOND ETF
      -----------------   ------------
           FOR THE           FOR THE
            PERIOD           PERIOD
         10/2/2007*-      11/28/2007*-
          12/31/2007       12/31/2007
         (UNAUDITED)       (UNAUDITED)
      -----------------   ------------
           $  51.55          $47.29
           --------          ------

               0.27            0.35
               1.55           (0.21)
           --------          ------
               1.82            0.14
           --------          ------
               0.08              --
           --------          ------
               0.01            0.01
           --------          ------

              (0.32)          (0.35)
                 --              --
           --------          ------
              (0.32)          (0.35)
           --------          ------
           $  53.14          $47.09
           ========          ======
               3.67%           0.33%
           $180,676          $9,418
               0.50%(3)        0.40%(3)
                 --              --
               3.04%(3)        8.27%(3)
                 30%             33%

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

1.  ORGANIZATION

The SPDR Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2007, the Trust offered thirty-seven (37) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a "Fund", collectively as the "Funds"). The financial statements herein relate to the following eleven (11) Funds: SPDR Lehman 1-3 Month T-Bill ETF, SPDR Lehman Short Term Municipal Bond ETF, SPDR Lehman Intermediate Term Treasury ETF, SPDR Lehman Long Term Treasury ETF, SPDR Barclays Capital TIPS ETF, SPDR Lehman California Municipal Bond ETF, SPDR Lehman New York Municipal Bond ETF, SPDR Lehman Municipal Bond ETF, SPDR Lehman Aggregate Bond ETF, SPDR Lehman International Treasury Bond ETF, and SPDR Lehman High Yield Bond ETF. Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to replicate as closely as possible, before expenses and fees, the price and yield performance or total return of a specified market index. The other twenty-six (26) Funds are included in a separate semi-annual report.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board of Trustees from time to time. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith based by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

EQUALIZATION

The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of misappropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and U.S. government securities.

MORTGAGE DOLLAR ROLLS

The Funds may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs. The Fund's use of TBA mortgage dollar rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs.

WHEN ISSUED/DELAYED DELIVERY SECURITIES

The Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

INFLATION-INDEXED INSTRUMENTS

Inflation-indexed instruments are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-indexed instrument will result in an adjustment of interest income which is distributed to shareholders monthly. Investors will receive their inflation-adjusted principal at maturity.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies and losses deferred due to wash sales.

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

For the six months ended December 31, 2007, the Funds reclassified non-taxable security gains realized on the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                     NET GAIN
                                                         RECLASSIFIED TO PAID IN CAPITAL
                                                         -------------------------------
SPDR Lehman 1-3 Month T-Bill ETF.......................              $ 27,457
SPDR Lehman Short Term Municipal Bond ETF..............                    --
SPDR Lehman Intermediate Term Treasury ETF.............                    --
SPDR Lehman Long Term Treasury ETF.....................                    --
SPDR Barclays Capital TIPS ETF.........................               556,056
SPDR Lehman California Municipal Bond ETF..............                    --
SPDR Lehman New York Municipal Bond ETF................                    --
SPDR Lehman Municipal Bond ETF.........................                    --
SPDR Lehman Aggregate Bond ETF.........................                    --
SPDR Lehman International Treasury Bond ETF............                    --
SPDR Lehman High Yield Bond ETF........................                    --

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

The Funds incurred the following losses during the period November 1, 2006 through June 30, 2007 that are deferred for tax purposes until fiscal 2008:

                                                                 DEFERRED LOSSES
                                                                 ---------------
SPDR Lehman 1-3 Month T-Bill ETF...............................      $    --
SPDR Lehman Short Term Municipal Bond ETF......................           --
SPDR Lehman Intermediate Term Treasury ETF.....................         (267)
SPDR Lehman Long Term Treasury ETF.............................       (1,144)
SPDR Barclays Capital TIPS ETF.................................           --
SPDR Lehman California Municipal Bond ETF......................           --
SPDR Lehman New York Municipal Bond ETF........................           --
SPDR Lehman Municipal Bond ETF.................................           --
SPDR Lehman Aggregate Bond ETF.................................       (3,459)
SPDR Lehman International Treasury Bond ETF....................           --
SPDR Lehman High Yield Bond ETF................................           --


DISTRIBUTIONS

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty In Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management evaluated the implications of FIN 48 and determined that all tax positions met the "more-likely than not" threshold. As a result, the financial statements have not been impacted by the adoption of FIN 48. However, management's conclusions regarding FIN 48 are subject to review and adjustment at a later date based on factors including, but not limited to, further guidance expected from FASB, and on-going analysis of tax laws, regulation, and interpretations thereof.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As a result, the Funds will adopt SFAS 157 on July 1, 2008. At this time, management is evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                                                   ANNUAL RATE
------------------------------------------------------------------------------
SPDR Lehman 1-3 Month T-Bill ETF                                      0.1345%
SPDR Lehman Short Term Municipal Bond ETF                             0.2000
SPDR Lehman Intermediate Term Treasury ETF                            0.1345
SPDR Lehman Long Term Treasury ETF                                    0.1345
SPDR Barclays Capital TIPS ETF                                        0.1845
SPDR Lehman California Municipal Bond ETF                             0.2000
SPDR Lehman New York Municipal Bond ETF                               0.2000
SPDR Lehman Municipal Bond ETF                                        0.3000*
SPDR Lehman Aggregate Bond ETF                                        0.1845*
SPDR Lehman International Treasury Bond ETF                           0.5000
SPDR Lehman High Yield Bond ETF                                       0.4000


The Adviser pays all expenses of each Fund other than the management fee, distribution fee pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

* The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.2000% and 0.1345% until October 31, 2008 for the SPDR Lehman Municipal Bond ETF and the SPDR Lehman Aggregate Bond ETF, respectively.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator, and Transfer Agent from the Adviser. State Street has also been approved to act as the securities lending agent for the Funds and will receive a portion of any lending income. In addition, cash collateral from lending activities will be invested in an investment fund managed by the Adviser. See Note 8 for additional information regarding securities lending.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2008 and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

Commencing August 11, 2007, the Trust and SPDR Index Shares Funds ("SIS Funds") pay, in the aggregate, each Independent Trustee an annual fee of $60,000 plus $3,000 per in-person meeting attended. An Independent Trustee will receive $1,000 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $9,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Trustee fees are allocated between the Trust and the SIS Funds and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series. Previously, the Trust paid each Independent Trustee an annual fee of $12,000 plus $4,500 per in person meeting attended and $500 for each meeting attended via telephone or video conference.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the shares of certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund ("Liquid Reserves Fund") and State Street Institutional Tax Free Money Market Fund ("Tax Free Money Market Fund"), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio, respectively, each a series of State Street Master Funds ("Master Portfolio"). The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest from affiliated issuers in the accompanying Statement of Operations.

4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's dividend reinvestment plan, shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 200,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Lehman Aggregate Bond ETF, cash in lieu of TBA positions. A transaction fee of $250 for SPDR Lehman 1-3 Month T-Bill ETF, SPDR Lehman Short Term Municipal Bond ETF, SPDR Lehman California Municipal Bond ETF, SPDR Lehman New York Municipal Bond ETF, and SPDR Lehman Municipal Bond ETF, $500 for SPDR Lehman Intermediate Term Treasury ETF, SPDR Lehman Long Term Treasury ETF, SPDR Barclays Capital TIPS ETF, SPDR Lehman Aggregate Bond ETF, and SPDR Lehman High Yield Bond ETF and $1,500 for SPDR Lehman International Treasury Bond ETF regardless of the number of Creation Units that are created or redeemed on the same day, is charged to persons creating or redeeming Creation Units. An additional fee of up to three times these amounts may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to offset the expense of processing orders of portfolio transactions.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2007 were as follows:

                                                                  GROSS          GROSS      NET UNREALIZED
                                                IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION
                                                   COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                               ------------   ------------   ------------   --------------
SPDR Lehman 1-3 Month T-Bill ETF.............  $229,514,207     $ 43,184       $  1,738        $  41,446
SPDR Lehman Short Term Municipal Bond ETF....    22,362,095      133,048            891          132,157
SPDR Lehman Intermediate Term Treasury ETF...    10,439,382      432,110          2,920          429,190
SPDR Lehman Long Term Treasury ETF...........    20,236,431      834,403             --          834,403
SPDR Barclays Capital TIPS ETF...............    29,458,896      941,170             --          941,170
SPDR Lehman California Municipal Bond ETF....    13,138,924       85,679         17,442           68,237
SPDR Lehman New York Municipal Bond ETF......    13,103,826       68,566         26,647           41,919
SPDR Lehman Municipal Bond ETF...............    69,967,263      365,690         57,249          308,441
SPDR Lehman Aggregate Bond ETF...............    88,872,156      337,176         96,892          240,284
SPDR Lehman International Treasury Bond ETF..   175,505,473      446,876        950,479         (503,603)
SPDR Lehman High Yield Bond ETF..............     9,322,504       48,560         90,962          (42,402)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2007, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                                  CONTRIBUTIONS   REDEMPTIONS
                                                                  -------------   -----------
SPDR Lehman 1-3 Month T-Bill ETF................................   $228,878,644   $36,637,519
SPDR Lehman Short Term Municipal Bond ETF.......................             --            --
SPDR Lehman Intermediate Term Treasury ETF......................             --            --
SPDR Lehman Long Term Treasury ETF..............................     10,432,356            --
SPDR Barclays Capital TIPS ETF..................................     19,895,351    48,212,000
SPDR Lehman California Municipal Bond ETF.......................             --            --
SPDR Lehman New York Municipal Bond ETF.........................             --            --
SPDR Lehman Municipal Bond ETF..................................             --            --
SPDR Lehman Aggregate Bond ETF..................................     25,712,505            --
SPDR Lehman International Treasury Bond ETF.....................             --            --
SPDR Lehman High Yield Bond ETF.................................             --            --


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds' daily net shareholder transactions while the Statements of Changes reflect gross shareholder transactions including any cash component of the transactions.

For the six months ended December 31, 2007, the Trust had purchases and sales of investment securities (excluding short-term securities -- with the exception of short term U.S. Treasury Bills in the case of SPDR Lehman 1-3 Month T-Bill ETF), as follows:

                                                 U.S. GOVERNMENT OBLIGATIONS        OTHER SECURITIES
                                                 ---------------------------   --------------------------
                                                   PURCHASES        SALES        PURCHASES       SALES
                                                 ------------   ------------   ------------   -----------
SPDR Lehman 1-3 Month T-Bill ETF...............  $412,626,755   $415,318,165   $         --   $        --
SPDR Lehman Short Term Municipal Bond ETF......            --             --     21,501,821            --
SPDR Lehman Intermediate Term Treasury ETF.....     2,076,861      2,127,638             --            --
SPDR Lehman Long Term Treasury ETF.............       720,849        783,820             --            --
SPDR Barclays Capital TIPS ETF.................     2,940,654      3,768,805             --            --
SPDR Lehman California Municipal Bond ETF......            --             --     15,601,251     2,616,215
SPDR Lehman New York Municipal Bond ETF........            --             --     15,982,440     3,470,640
SPDR Lehman Municipal Bond ETF.................            --             --     69,160,958            --
SPDR Lehman Aggregate Bond ETF.................            --     46,020,362     74,096,717       614,860
SPDR Lehman International Treasury Bond ETF....            --             --    213,033,357    37,969,768
SPDR Lehman High Yield Bond ETF................            --             --     12,251,917     3,086,172


7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of investment, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of investment.

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. At December 31, 2007, none of the Funds had transacted in securities lending.

SPDR SERIES TRUST
OTHER INFORMATION
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and trustee fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at July 1, 2007 and held for the six months ended December 31, 2007.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $1,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Fund shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                     EXPENSES
                                                                                       PAID
                                                                                      DURING
                                                     BEGINNING         ENDING        PERIOD**
                                                   ACCOUNT VALUE   ACCOUNT VALUE      7/1/07-
ACTUAL                                                 7/1/07         12/31/07       12/31/07
------                                             -------------   -------------   ------------
SPDR Lehman 1-3 Month T-Bill ETF.................      $1,000        $1,021.20         $0.71
SPDR Lehman Intermediate Term Treasury ETF.......       1,000         1,071.30          0.73
SPDR Lehman Long Term Treasury ETF...............       1,000         1,107.10          0.74
SPDR Barclays Capital TIPS ETF...................       1,000         1,097.10          1.00
SPDR Lehman Aggregate Bond ETF...................       1,000         1,059.50          0.72



                                                                                     EXPENSES
                                                                                       PAID
                                                                                      DURING
                                                     BEGINNING         ENDING        PERIOD**
                                                   ACCOUNT VALUE   ACCOUNT VALUE     9/11/07*-
ACTUAL                                                9/11/07*        12/31/07       12/31/07
------                                             -------------   -------------   ------------
SPDR Lehman Municipal Bond ETF...................      $1,000        $1,012.00         $0.61



                                                                                     EXPENSES
                                                                                       PAID
                                                                                      DURING
                                                     BEGINNING         ENDING        PERIOD**
                                                   ACCOUNT VALUE   ACCOUNT VALUE     10/2/07*-
ACTUAL                                                10/2/07*        12/31/07       12/31/07
------                                             -------------   -------------   ------------
SPDR Lehman International Treasury Bond ETF......      $1,000        $1,036.70         $1.25



                                                                                     EXPENSES
                                                                                       PAID
                                                                                      DURING
                                                     BEGINNING         ENDING        PERIOD**
                                                   ACCOUNT VALUE   ACCOUNT VALUE    10/10/07*-
ACTUAL                                               10/10/07*        12/31/07       12/31/07
------                                             -------------   -------------   ------------
SPDR Lehman Short Term Municipal Bond ETF........      $1,000        $1,016.10         $0.45
SPDR Lehman California Municipal Bond ETF........       1,000         1,013.00          0.45

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                     EXPENSES
                                                                                       PAID
                                                                                      DURING
                                                     BEGINNING         ENDING        PERIOD**
                                                   ACCOUNT VALUE   ACCOUNT VALUE    10/11/07*-
ACTUAL                                               10/11/07*        12/31/07       12/31/07
------                                             -------------   -------------   ------------
SPDR Lehman New York Municipal Bond ETF..........      $1,000        $1,011.50         $0.45



                                                                                     EXPENSES
                                                                                       PAID
                                                                                      DURING
                                                     BEGINNING         ENDING        PERIOD**
                                                   ACCOUNT VALUE   ACCOUNT VALUE    11/28/07*-
ACTUAL                                               11/28/07*        12/31/07       12/31/07
------                                             -------------   -------------   ------------
SPDR Lehman High Yield Bond ETF..................      $1,000        $1,003.30         $0.36


*     Commencement of operations.

** Expenses are equal to the Funds' annualized expense net ratios of 0.14%, 0.14%, 0.14%, 0.19%, 0.14%, 0.20%, 0.50%, 0.20%, 0.20%, 0.20%, and 0.40%,
      respectively. Expenses are equal to the Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (or since commencement of operations), then divided by 366.

                                                                                     EXPENSES
                                                                                       PAID
                                                                                      DURING
                                                     BEGINNING         ENDING        PERIOD***
                                                   ACCOUNT VALUE   ACCOUNT VALUE      7/1/07-
HYPOTHETICAL                                           7/1/07         12/31/07       12/31/07
------------                                       -------------   -------------   ------------
SPDR Lehman 1-3 Month T-Bill ETF.................      $1,000        $1,024.43         $0.71
SPDR Lehman Short Term Municipal Bond ETF........       1,000         1,024.13          1.02
SPDR Lehman Intermediate Term Treasury ETF.......       1,000         1,024.43          0.71
SPDR Lehman Long Term Treasury ETF...............       1,000         1,024.43          0.71
SPDR Barclays Capital TIPS ETF...................       1,000         1,024.18          0.97
SPDR Lehman California Municipal Bond ETF........       1,000         1,024.13          1.02
SPDR Lehman New York Municipal Bond ETF..........       1,000         1,024.13          1.02
SPDR Lehman Municipal Bond ETF...................       1,000         1,024.13          1.02
SPDR Lehman Aggregate Bond ETF...................       1,000         1,024.43          0.71
SPDR Lehman International Treasury Bond ETF......       1,000         1,022.62          2.54
SPDR Lehman High Yield Bond ETF..................       1,000         1,023.13          2.03


*** Expenses (hypothetical expenses if the Fund had been in existence from 7/1/07) are equal to the Funds' annualized net expense ratios of 0.14%, 0.20%, 0.14%, 0.14%, 0.19%, 0.20%, 0.20%, 0.20%, 0.14%, 0.50%, and 0.40%, respectively.
Expenses are equal to the Funds' annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (or since commencement of operations), then divided by 366.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

A description of the Trust's policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov. Information regarding how the investment adviser voted proxies for the prior 12 months ended June 30 is available by August 31 of each year by calling the same number and on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and on the Funds' website at www.spdretfs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on Form N-Q is available upon request without charge, by calling 1-866-787-2257 (toll free), and on the Funds' website at www.spdretfs.com.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

APPROVAL OF ADVISORY INVESTMENT AGREEMENTS

At in-person meetings held on August 22, 2007 and November 28, 2007, the Board of Trustees of the Trust (the "Board") evaluated the proposals to continue the Investment Advisory Agreement (the "Agreement") between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to the operational fixed income series of the Trust (each a "Current ETF", collectively, the "Current ETFs") and to continue and/or approve, as the case may be, the Agreement with respect to the previously approved non-operational fixed income series of the Trust and new fixed income series of the Trust (collectively, the "New ETFs" and together with the Current ETFs, the "ETFs"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent and Custodian ("State Street"). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by the Adviser with respect to the Current ETFs and to be provided by the Adviser with respect to the New ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) costs to the Adviser of its services and the profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the ETFs grow and whether the fee levels in the Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of the services provided by, or to be provided by, the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser's responsibilities for managing the investment operations of each of the Current ETFs and anticipated responsibilities for managing investment operations of the New ETFs, in accordance with each ETF's investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for portfolio management and compliance of the ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each ETF's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its affiliates which make up State Street Global Advisers, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser's experience in managing fixed income ETFs. The Board then determined that the nature, extent and quality of services provided by the Adviser to the Trust were necessary and appropriate.

The Board reviewed the Current ETFs' performance. The Board noted that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to performance of actively-managed funds. The Board was more concerned with the extent to which each Current ETF achieved its objective and the Board reviewed each Current ETF's index tracking and tracking error. The Board considered that each Current ETF closely tracked its benchmark index and the Board also reviewed the tax efficiency of each Current ETF. The Board then determined that the performance of each Current ETF was satisfactory.

The Board considered the profitability of the advisory arrangement with the Trust to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser's relationship with the Trust had been profitable, profitability was not excessive.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to cause the Adviser's fees with respect to the ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the ETFs' unitary fee through the review of comparative information with respect to fees paid by similar funds -- i.e., exchange-traded funds tracking fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for the ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the Current ETFs, estimated expense ratios of the New ETFs, and the unitary fee structure. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that each ETF's fees were fair and reasonable in light of those of their direct competitors.

The Board's conclusions in approving the Agreement, including the Independent Trustees voting separately, were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Current ETFs and expected to be provided by the Adviser with respect to the New ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser's fees for each ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust's relationships with the Adviser was not excessive; (e) any additional benefits to the Adviser were not of a magnitude materially to affect the Board's conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with the Current ETFs and fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETFs by way of the low fee structure of the Trust.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR SERIES TRUST
SPDR DJ Wilshire Total Market ETF (TMW)
SPDR DJ Wilshire Large Cap ETF (ELR)
SPDR DJ Wilshire Large Cap Growth ETF (ELG)
SPDR DJ Wilshire Large Cap Value ETF (ELV)
SPDR DJ Wilshire Mid Cap ETF (EMM)
SPDR DJ Wilshire Mid Cap Growth ETF (EMG)
SPDR DJ Wilshire Mid Cap Value ETF (EMV)
SPDR DJ Wilshire Small Cap ETF (DSC)
SPDR DJ Wilshire Small Cap Growth ETF (DSG)
SPDR DJ Wilshire Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
DJ Wilshire REIT ETF (RWR)
KBW Bank ETF (KBE)
KBW Capital Markets ETF (KCE)
KBW Insurance ETF (KIE)
Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
KBW Regional Banking ETF (KRE)
SPDR Lehman 1-3 Month T-Bill ETF (BIL)
SPDR Lehman Short Term Municipal Bond ETF (SHM)
SPDR Lehman Intermediate Term Treasury ETF (ITE)
SPDR Lehman Long Term Treasury ETF (TLO)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Lehman California Municipal Bond ETF (CXA)
SPDR Lehman New York Municipal Bond ETF (INY)
SPDR Lehman Municipal Bond ETF (TFI)
SPDR Lehman Aggregate Bond ETF (LAG)
SPDR Lehman International Treasury Bond ETF (BWX)
SPDR Lehman High Yield Bond ETF (JNK)

THE SELECT SECTOR SPDR TRUST
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)

The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

DIAMONDS TRUST, SERIES 1 (DIA)

SPDR TRUST, SERIES 1 (SPY)

SPDR INDEX SHARES FUNDS
DJ STOXX 50 ETF (FEU)
DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR S&P International Dividend ETF (DWX)
SPDR DJ Wilshire International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)

State Street Global Markets, LLC, member of FINRA and SIPC is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR Trust and Diamonds Trust, both unit investment trusts; and all investment portfolios of The Select Sector SPDR Trust.

SPDR Series Trust

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross

OFFICERS
James E. Ross, President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Mary Moran Zeven, Secretary
Ryan M. Louvar, Assistant Secretary
Mark E. Tuttle, Assistant Secretary
Chad C. Hallett, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Matthew W. Flaherty, Assistant Treasurer
Julie B. Piatelli, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Fund shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdretfs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111

The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; and inflation risk.

The "SPDR" trademark is used under license from The McGraw-Hill Companies, Inc. ("McGraw-Hill"). No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by McGraw Hill. Standard & Poor's(R), S&P(R), SPDR(R), S&P 500(R) and Select Sector SPDRs(R) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by State Street Bank and Trust Company. The Citigroup Mark is a trademark of Citigroup Global Markets Inc. and has been licensed for use by Standard & Poor's. The products are not sponsored, endorsed, sold or promoted by Standard & Poor's, and neither Standard & Poor's nor Citigroup Global Markets Inc. makes any representation regarding the advisability of investing in the Fund.

In general, Fund shares can be expect to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may directly acquire shares of the Funds and tender them for redemption in Creation Unit Aggregations only. Please see the prospectus for more details.

"Barclays Capital" is a trademark of Barclays Capital, the investment banking division of Barclays Bank PLC ("Barclays Capital") and is used by State Street Global Advisors under license. Barclays Capital compiles, maintains and owns rights in and to the Barclays U.S. Government Inflation-linked Bond Index. The SPDR Barclays Capital TIPS ETF is not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital or one of its affiliated entities may act as an Authorized Participant and/or as an initial purchaser of shares of the SPDR Barclays Capital TIPS ETF. Barclays Capital makes no representation regarding the advisability of investing in the SPDR Barclays Capital TIPS ETF or use of either the Barclays US Government Inflation-Linked All Maturities Index or any data included therein.

Lehman Brothers, Lehman Brothers Inc. are trademarks of Lehman Brothers Inc. and have been licensed for use in connection with the listing and trading of the SPDR Lehman ETFs on the Amex. The products are not sponsored by, endorsed, sold or promoted by Lehman Brothers Inc. and Lehman Brothers Inc. makes no representation regarding the advisability of investing in them.

Please read the prospectus carefully before you invest or send money.
(C) 2008 State Street Corporation SPDR FISAR

For more complete information, please call 866.787.2257 or visit spdretfs.com today

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments for each series of the Registrant, except for those series set forth below, is included as a part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

The Schedule of Investments for the following series of the Registrant is set forth below:

SPDR(R) DJ Wilshire Total Market ETF
SPDR(R) DJ Wilshire Large Cap ETF
SPDR(R) DJ Wilshire Large Cap Growth ETF
SPDR(R) DJ Wilshire Large Cap Value ETF
SPDR(R) DJ Wilshire Mid Cap ETF
SPDR(R) DJ Wilshire Mid Cap Growth ETF
SPDR(R) DJ Wilshire Mid Cap Value ETF
SPDR(R) DJ Wilshire Small Cap ETF
SPDR(R) DJ Wilshire Small Cap Growth ETF
SPDR(R) DJ Wilshire Small Cap Value ETF

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.3%
AEROSPACE & DEFENSE -- 2.3%
BE Aerospace, Inc. (a)........        164   $      8,675
Boeing Co.....................      5,719        500,184
Ceradyne, Inc. (a)............        272         12,765
DRS Technologies, Inc.........        173          9,389
General Dynamics Corp.........      2,507        223,098
Goodrich Corp.................      1,561        110,222
Honeywell International,
  Inc.........................      5,877        361,847
L-3 Communications Holdings,
  Inc.........................      1,141        120,877
Lockheed Martin Corp..........      2,580        271,571
Northrop Grumman Corp.........      2,422        190,466
Precision Castparts Corp......        927        128,575
Raytheon Co...................      3,971        241,040
Rockwell Collins, Inc.........      1,811        130,338
Taser International, Inc.
  (a).........................        566          8,145
United Technologies Corp......      7,262        555,833
                                            ------------
                                               2,873,025
                                            ------------
AIR FREIGHT & LOGISTICS -- 0.6%
C.H. Robinson Worldwide,
  Inc.........................      1,086         58,774
Expeditors International of
  Washington, Inc.............      2,862        127,874
FedEx Corp....................      2,179        194,302
Forward Air Corp..............      1,883         58,693
United Parcel Service, Inc.
  (Class B)...................      5,037        356,217
                                            ------------
                                                 795,860
                                            ------------
AIRLINES -- 0.2%
AMR Corp. (a).................      2,661         37,334
Continental Airlines, Inc.
  (Class B) (a)...............        529         11,770
JetBlue Airways Corp. (a).....      2,769         16,337
Midwest Air Group, Inc. (a)...      1,688         24,982
Pinnacle Airlines Corp. (a)...        198          3,020
Southwest Airlines Co.........      6,588         80,374
UAL Corp. (a).................      1,000         35,660
                                            ------------
                                                 209,477
                                            ------------
AUTO COMPONENTS -- 0.3%
American Axle & Manufacturing
  Holdings, Inc...............        300          5,586
Gentex Corp...................      2,936         52,173
Johnson Controls, Inc.........      5,217        188,021
Lear Corp. (a)................      1,174         32,473
Modine Manufacturing Co.......      1,735         28,645
Proliance International, Inc.
  (a).........................      2,532          4,557
The Goodyear Tire & Rubber Co.
  (a).........................      2,614         73,767
WABCO Holdings, Inc...........        591         29,603
                                            ------------
                                                 414,825
                                            ------------
AUTOMOBILES -- 0.3%
Ford Motor Co. (a)............     15,405        103,676
General Motors Corp...........      4,437        110,437
Harley-Davidson, Inc..........      2,426        113,318
Thor Industries, Inc..........        320         12,163
                                            ------------
                                                 339,594
                                            ------------
BEVERAGES -- 1.9%
Anheuser-Busch Cos., Inc......      5,243        274,419
Coca-Cola Enterprises, Inc....      3,146         81,890
Constellation Brands, Inc.
  (Class A) (a)...............      2,244         53,048
Hansen Natural Corp. (a)......        600         26,574
PepsiCo, Inc..................     12,141        921,502
The Coca-Cola Co..............     16,114        988,916
The Pepsi Bottling Group,
  Inc.........................      2,169         85,589
                                            ------------
                                               2,431,938
                                            ------------
BIOTECHNOLOGY -- 1.7%
Acadia Pharmaceuticals, Inc.
  (a).........................        209          2,314
Alfacell Corp. (a)............      3,442          5,920
Amgen, Inc. (a)...............      9,688        449,911
Amylin Pharmaceuticals, Inc.
  (a).........................      1,013         37,481
AVI BioPharma, Inc. (a).......      2,712          3,824
BioCryst Pharmaceuticals, Inc.
  (a).........................        522          3,226
Biogen Idec, Inc. (a).........      3,306        188,178
Celgene Corp. (a).............      3,791        175,182
Cephalon, Inc. (a)............      1,228         88,121
Chelsea Therapeutics
  International, Inc. (a).....      3,756         27,794
Cubist Pharmaceuticals, Inc.
  (a).........................        500         10,255
CV Therapeutics, Inc. (a).....        124          1,122
Dynavax Technologies Corp.
  (a).........................      1,461          7,422
Genentech, Inc. (a)...........      3,678        246,683
Genzyme Corp. (a).............      2,123        158,036
Gilead Sciences, Inc. (a).....      8,016        368,816
Human Genome Sciences, Inc.
  (a).........................      3,391         35,402
ImClone Systems, Inc. (a).....      1,101         47,343
InterMune, Inc. (a)...........        258          3,439
Isolagen, Inc. (a)............      6,366         15,979
Martek Biosciences Corp. (a)..        200          5,916
Medarex, Inc. (a).............        228          2,376
Millennium Pharmaceuticals,
  Inc. (a)....................      5,144         77,057
Neurocrine Biosciences, Inc.
  (a).........................      1,078          4,894
Novavax, Inc. (a).............      1,983          6,603
Onyx Pharmaceuticals, Inc.
  (a).........................        400         22,248
OSI Pharmaceuticals, Inc.
  (a).........................        617         29,931
PDL BioPharma, Inc. (a).......        389          6,815
Pharmion Corp. (a)............        326         20,492
SIGA Technologies, Inc. (a)...      4,382         13,497
StemCells, Inc. (a)...........      3,234          4,851
Threshold Pharmaceuticals,
  Inc. (a)....................        416            221
Vanda Pharmaceuticals, Inc.
  (a).........................        170          1,170
Vertex Pharmaceuticals, Inc.
  (a).........................      1,000         23,230
                                            ------------
                                               2,095,749
                                            ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp....................      3,285         70,989
Simpson Manufacturing Co.,
  Inc.........................        313          8,323
Trane, Inc....................      1,774         82,863
USG Corp. (a).................        536         19,183
                                            ------------
                                                 181,358
                                            ------------
CAPITAL MARKETS -- 3.0%
Ameriprise Financial, Inc.....      1,605         88,452
E*TRADE Financial Corp. (a)...      4,745         16,845
Franklin Resources, Inc.......      1,288        147,386
International Assets Holding
  Corp. (a)...................      1,461         39,432
Janus Capital Group, Inc......      3,429        112,643
Legg Mason, Inc...............      1,058         77,393
Lehman Brothers Holdings,
  Inc.........................      4,609        301,613
Merrill Lynch & Co., Inc......      6,828        366,527
Morgan Stanley................      7,758        412,027
Northern Trust Corp...........      1,956        149,790
SEI Investments Co............      3,106         99,920
State Street Corp. (b)........      2,945        239,134

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
T. Rowe Price Group, Inc......      1,853   $    112,811
TD Ameritrade Holding Corp.
  (a).........................      1,950         39,117
The Bank of New York Mellon
  Corp........................      9,165        446,885
The Bear Stearns Cos., Inc....      1,042         91,957
The Charles Schwab Corp.......     10,300        263,165
The Goldman Sachs Group,
  Inc.........................      3,263        701,708
Waddell & Reed Financial, Inc.
  (Class A)...................      2,669         96,324
                                            ------------
                                               3,803,129
                                            ------------
CHEMICALS -- 1.7%
Air Products & Chemicals,
  Inc.........................      1,895        186,904
Ashland, Inc..................        885         41,976
Cabot Corp....................        416         13,869
Chemtura Corp.................      2,646         20,639
E. I. du Pont de Nemours &
  Co..........................      7,395        326,046
Eastman Chemical Co...........      1,102         67,321
Ecolab, Inc...................      2,254        115,427
Monsanto Co...................      4,542        507,296
Nalco Holding Co..............        626         15,137
PPG Industries, Inc...........      1,596        112,087
Praxair, Inc..................      2,889        256,283
Rohm & Haas Co................      1,631         86,557
Sigma-Aldrich Corp............        835         45,591
Terra Industries, Inc. (a)....        700         33,432
The Dow Chemical Co...........      7,387        291,196
The Mosaic Co. (a)............        492         46,415
Xethanol Corp. (a)............      5,112          3,169
                                            ------------
                                               2,169,345
                                            ------------
COMMERCIAL BANKS -- 3.2%
Arrow Financial Corp..........      2,247         48,288
Bank of Granite Corp..........      4,383         46,328
Bank of Hawaii Corp...........        416         21,274
BB&T Corp.....................      3,945        120,993
Capitol Bancorp, Ltd..........      1,604         32,272
Cathay General Bancorp........        313          8,291
Citizens Republic Bancorp,
  Inc.........................      2,348         34,070
Columbia Banking System,
  Inc.........................      2,286         67,963
Comerica, Inc.................        522         22,723
Commerce Bancorp, Inc.........      1,909         72,809
CVB Financial Corp............      4,467         46,189
Farmers Capital Bank Corp.....      1,882         50,814
Fifth Third Bancorp...........      3,585         90,091
First Bancorp- North
  Carolina....................      1,343         25,369
First Commonwealth Financial
  Corp........................      5,438         57,915
First Community Bancorp,
  Inc.........................        956         39,425
First Merchants Corp..........      2,569         56,107
FNB Corp......................      2,296         53,336
Horizon Financial Corp........      1,864         32,508
Huntington Bancshares, Inc....        731         10,790
Independent Bank Corp.-
  Massachusetts...............      1,775         48,316
Integra Bank Corp.............      1,676         23,648
International Bancshares
  Corp........................        458          9,591
Keycorp.......................      2,966         69,553
Lakeland Financial Corp.......      3,111         65,020
M&T Bank Corp.................        626         51,063
Marshall & Ilsley Corp........        835         22,111
National City Corp............      4,190         68,967
National Penn Bancshares,
  Inc.........................      3,495         52,914
Old National Bancorp..........        522          7,809
Omega Financial Corp..........      2,123         62,119
PNC Financial Services Group,
  Inc.........................      1,861        122,175
Popular, Inc..................      1,879         19,917
Regions Financial Corp........      4,823        114,064
Renasant Corp.................      2,991         64,516
Sandy Spring Bancorp, Inc.....      1,798         50,020
Simmons First National Corp...      2,135         56,578
Sterling Financial
  Corp. -- Pennsylvania.......      3,028         49,720
SunTrust Banks, Inc...........      2,282        142,602
Susquehanna Bancshares, Inc...      3,449         63,600
Synovus Financial Corp........        835         20,107
The Colonial BancGroup, Inc...      1,002         13,567
Trustmark Corp................        416         10,550
U.S. Bancorp..................     13,326        422,967
UCBH Holdings, Inc............      2,911         41,220
Umpqua Holdings Corp..........      2,999         46,005
UnionBanCal Corp..............        416         20,347
United Bankshares, Inc........        313          8,770
United Community Banks, Inc...      2,123         33,543
Wachovia Corp.................     14,746        560,790
Wells Fargo & Co..............     23,423        707,140
Zions Bancorp.................        303         14,147
                                            ------------
                                               4,001,011
                                            ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
ACCO Brands Corp. (a).........        315          5,053
Avery Dennison Corp...........      1,281         68,072
ChoicePoint, Inc. (a).........      1,292         47,055
Cintas Corp...................      1,754         58,969
Courier Corp..................      1,517         50,076
Covanta Holding Corp. (a).....        800         22,128
Dun & Bradstreet Corp.........        950         84,198
Ennis, Inc....................      3,021         54,378
Equifax, Inc..................      1,707         62,067
Herman Miller, Inc............      1,653         53,541
Hudson Highland Group, Inc.
  (a).........................        112            942
Kimball International, Inc.
  (Class B)...................      3,015         41,305
Manpower, Inc.................        603         34,311
Monster Worldwide, Inc. (a)...      1,621         52,520
PHH Corp. (a).................        565          9,967
Pitney Bowes, Inc.............      2,118         80,569
R.R. Donnelley & Sons Co......      2,686        101,370
Robert Half International,
  Inc.........................      2,309         62,435
Waste Connections, Inc. (a)...        469         14,492
Waste Management, Inc.........      5,025        164,167
                                            ------------
                                               1,067,615
                                            ------------
COMMUNICATIONS EQUIPMENT -- 2.3%
3Com Corp. (a)................      9,974         45,082
ADC Telecommunications, Inc.
  (a).........................      1,846         28,705
Arris Group, Inc. (a).........        257          2,565
Avici Systems, Inc............      1,985         15,741
Avocent Corp. (a).............        416          9,697
Carrier Access Corp. (a)......      2,400          5,760
CIENA Corp. (a)...............        723         24,662
Cisco Systems, Inc. (a).......     48,111      1,302,365
CommScope, Inc. (a)...........         95          4,691
Comtech Telecommunications
  Corp. (a)...................         51          2,754
Corning, Inc..................     12,450        298,675
Finisar Corp. (a).............      3,131          4,540
Foundry Networks, Inc. (a)....        939         16,451

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
Harris Corp...................      1,799   $    112,761
InterDigital, Inc. (a)........        200          4,666
JDS Uniphase Corp. (a)........      2,639         35,099
Juniper Networks, Inc. (a)....      5,422        180,010
Motorola, Inc.................     18,748        300,718
MRV Communications, Inc. (a)..      3,651          8,470
Occam Networks, Inc. (a)......        728          2,592
Plantronics, Inc..............        416         10,816
Polycom, Inc. (a).............        200          5,556
Proxim Wireless Corp. (a).....      5,635          5,579
QUALCOMM, Inc.................     13,071        514,344
Relm Wireless Corp............        104            328
Tellabs, Inc. (a).............      5,865         38,357
                                            ------------
                                               2,980,984
                                            ------------
COMPUTERS & PERIPHERALS -- 4.2%
Apple, Inc. (a)...............      7,095      1,405,378
Avid Technology, Inc. (a).....        698         19,781
Brocade Communications
  Systems, Inc. (a)...........      1,879         13,792
Dell, Inc. (a)................     16,679        408,802
EMC Corp. (a).................     19,477        360,909
Hewlett-Packard Co............     22,477      1,134,639
Icad, Inc. (a)................      3,757          7,589
International Business
  Machines Corp...............     12,152      1,313,631
Interphase Corp. (a)..........        835          8,617
Lexmark International, Inc.
  (a).........................        884         30,816
NCR Corp. (a).................      1,954         49,046
Network Appliance, Inc. (a)...      3,417         85,288
Novatel Wireless, Inc. (a)....        610          9,882
Palm, Inc.....................        626          3,969
QLogic Corp. (a)..............      2,493         35,401
SanDisk Corp. (a).............      2,743         90,985
Seagate Technology............      4,251        108,401
Sun Microsystems, Inc. (a)....      7,709        139,764
Teradata Corp. (a)............      1,954         53,559
Western Digital Corp. (a).....      2,730         82,473
                                            ------------
                                               5,362,722
                                            ------------
CONSTRUCTION & ENGINEERING -- 0.4%
EMCOR Group, Inc. (a).........        417          9,854
Fluor Corp....................        967        140,911
Foster Wheeler, Ltd. (a)......        457         70,844
Jacobs Engineering Group, Inc.
  (a).........................      1,936        185,101
KBR, Inc. (a).................      1,200         46,560
Quanta Services, Inc. (a).....      1,303         34,191
URS Corp. (a).................        613         33,304
                                            ------------
                                                 520,765
                                            ------------
CONSTRUCTION MATERIALS -- 0.1%
Eagle Materials, Inc..........        313         11,105
Headwaters, Inc. (a)..........        313          3,675
Martin Marietta Materials,
  Inc.........................        495         65,637
Vulcan Materials Co...........      1,070         84,626
                                            ------------
                                                 165,043
                                            ------------
CONSUMER FINANCE -- 0.6%
American Express Co...........      8,028        417,616
AmeriCredit Corp. (a).........      1,964         25,120
Capital One Financial Corp....      3,507        165,741
Discover Financial Services...      3,830         57,756
SLM Corp......................      3,447         69,423
The First Marblehead Corp.....        200          3,060
                                            ------------
                                                 738,716
                                            ------------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc. (a)......      2,565         65,792
Myers Industries, Inc.........        286          4,138
Owens-Illinois, Inc. (a)......      2,017         99,842
Pactiv Corp. (a)..............      2,469         65,749
Sealed Air Corp...............      2,441         56,485
Smurfit-Stone Container Corp.
  (a).........................      4,139         43,708
Temple-Inland, Inc............      1,331         27,751
                                            ------------
                                                 363,465
                                            ------------
DISTRIBUTORS -- 0.0% (C)
Genuine Parts Co..............        522         24,169
                                            ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a)........      1,407         98,701
Career Education Corp. (a)....      1,366         34,341
H&R Block, Inc................      2,663         49,452
ITT Educational Services, Inc.
  (a).........................        865         73,759
Service Corp. International...      5,673         79,706
Strayer Education, Inc........        104         17,740
                                            ------------
                                                 353,699
                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.5%
Bank of America Corp..........     33,419      1,378,868
CIT Group, Inc................      2,100         50,463
Citigroup, Inc................     38,013      1,119,103
CME Group, Inc................        289        198,254
Guaranty Financial Group,
  Inc.........................        443          7,088
Intercontinental Exchange,
  Inc. (a)....................        687        132,248
JPMorgan Chase & Co...........     25,892      1,130,186
Leucadia National Corp........      2,480        116,808
Moody's Corp..................      2,382         85,037
NYSE Euronext.................      1,459        128,056
The Nasdaq Stock Market, Inc.
  (a).........................        816         40,384
                                            ------------
                                               4,386,495
                                            ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.6%
AT&T, Inc.....................     46,408      1,928,717
Cbeyond, Inc. (a).............         21            819
CenturyTel, Inc...............        939         38,931
Citizens Communications Co....      5,028         64,007
Cogent Communications Group,
  Inc. (a)....................      1,461         34,640
Covad Communications Group,
  Inc. (a)....................      5,115          4,399
Embarq Corp...................      1,030         51,016
Fibernet Telecom Group, Inc.
  (a).........................      2,295         18,291
Level 3 Communications, Inc.
  (a).........................      7,308         22,216
Qwest Communications
  International, Inc. (a).....     16,448        115,301
SureWest Communications.......      1,632         27,907
Time Warner Telecom, Inc.
  (Class A) (a)...............        432          8,765
Verizon Communications, Inc...     22,599        987,350
Windstream Corp...............      2,572         33,487
                                            ------------
                                               3,335,846
                                            ------------
ELECTRIC UTILITIES -- 1.9%
Allegheny Energy, Inc.........      2,052        130,528
American Electric Power Co.,
  Inc.........................      3,347        155,836
Central Vermont Public Service
  Corp........................      2,840         87,586

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
Duke Energy Corp..............      7,805   $    157,427
Edison International..........      2,811        150,023
Entergy Corp..................      1,677        200,435
Exelon Corp...................      5,362        437,754
FirstEnergy Corp..............      2,609        188,735
FPL Group, Inc................      2,997        203,137
MGE Energy, Inc...............      1,757         62,321
Northeast Utilities...........        774         24,234
Pepco Holdings, Inc...........      3,489        102,332
Pinnacle West Capital Corp....        173          7,337
PPL Corp......................      3,671        191,222
Progress Energy, Inc..........        626         30,317
Reliant Energy, Inc. (a)......      4,115        107,977
The Southern Co...............      5,029        194,874
                                            ------------
                                               2,432,075
                                            ------------
ELECTRICAL EQUIPMENT -- 0.6%
BTU International, Inc. (a)...        209          2,784
Capstone Turbine Corp. (a)....      4,382          7,143
Cooper Industries, Ltd........      2,155        113,956
Emerson Electric Co...........      6,317        357,921
First Solar, Inc. (a).........        100         26,714
Hubbell, Inc. (Class B).......      1,169         60,320
Phazar Corp. (a)..............        730          4,730
PowerSecure International,
  Inc. (a)....................      1,671         22,559
Rockwell Automation, Inc......      1,604        110,612
Roper Industries, Inc.........      1,372         85,805
                                            ------------
                                                 792,544
                                            ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
Aetrium, Inc. (a).............      4,069         24,414
Agilent Technologies, Inc.
  (a).........................      3,464        127,267
American Technology Corp.
  (a).........................      2,192          5,546
Amphenol Corp. (Class A)......      2,421        112,262
Arrow Electronics, Inc. (a)...      1,906         74,868
Avnet, Inc. (a)...............      2,192         76,654
Benchmark Electronics, Inc.
  (a).........................        184          3,262
Itron, Inc. (a)...............        100          9,597
Jabil Circuit, Inc............      1,947         29,731
Lightpath Technologies, Inc.
  (a).........................      4,278          8,385
Lumera Corp. (a)..............      1,670          4,359
Mechanical Technology, Inc.
  (a).........................      3,338          2,504
Molex, Inc....................      2,046         55,856
National Instruments Corp.....        416         13,865
RAE Systems, Inc. (a).........      2,399          6,477
Sanmina-SCI Corp. (a).........      7,822         14,236
Security With Advanced
  Technology, Inc. (a)........        419            721
Superconductor Technologies,
  Inc. (a)....................        104            577
Tech Data Corp. (a)...........        200          7,544
Trimble Navigation, Ltd. (a)..      2,202         66,588
Tyco Electronics, Ltd.........      3,883        144,176
Vishay Intertechnology, Inc.
  (a).........................      3,350         38,223
                                            ------------
                                                 827,112
                                            ------------
ENERGY EQUIPMENT & SERVICES -- 2.7%
Baker Hughes, Inc.............      2,399        194,559
BJ Services Co................      2,981         72,319
Bronco Drilling Co., Inc.
  (a).........................        245          3,638
Cal Dive International, Inc.
  (a).........................        188          2,483
Cameron International Corp.
  (a).........................      1,670         80,377
Diamond Offshore Drilling,
  Inc.........................        416         59,072
ENSCO International, Inc......      1,803        107,495
Exterran Holdings, Inc. (a)...        209         17,096
FMC Technologies, Inc. (a)....      1,100         62,370
Global Industries, Ltd. (a)...        211          4,520
Grant Prideco, Inc. (a).......      2,151        119,402
Grey Wolf, Inc. (a)...........      6,215         33,126
Halliburton Co................      8,130        308,208
Helmerich & Payne, Inc........        626         25,084
Matrix Service Co. (a)........        154          3,360
Nabors Industries, Ltd. (a)...      2,852         78,116
National-Oilwell Varco, Inc.
  (a).........................      3,386        248,736
Noble Corp....................      2,680        151,447
Omni Energy Services Corp.
  (a).........................      4,172         20,359
Patterson-UTI Energy, Inc.....      2,242         43,764
Pride International, Inc.
  (a).........................      1,148         38,917
Rowan Cos., Inc...............      1,870         73,790
Schlumberger, Ltd.............      9,368        921,530
Smith International, Inc......        731         53,984
Superior Energy Services, Inc.
  (a).........................      2,620         90,180
TGC Industries, Inc. (a)......      2,958         28,545
Tidewater, Inc................        416         22,822
Transocean, Inc...............      3,038        434,890
Weatherford International,
  Ltd. (a)....................      2,538        174,107
                                            ------------
                                               3,474,296
                                            ------------
FOOD & STAPLES RETAILING -- 2.0%
Costco Wholesale Corp.........      3,843        268,088
CVS Caremark Corp.............     12,752        506,892
Performance Food Group Co.
  (a).........................      1,299         34,904
Safeway, Inc..................      3,991        136,532
SUPERVALU, Inc................      2,196         82,394
Sysco Corp....................      5,277        164,695
The Kroger Co.................      5,739        153,289
Wal-Mart Stores, Inc..........     18,555        881,919
Walgreen Co...................      7,742        294,815
Whole Foods Market, Inc.......      1,148         46,839
                                            ------------
                                               2,570,367
                                            ------------
FOOD PRODUCTS -- 1.5%
Archer-Daniels-Midland Co.....      5,567        258,476
Bunge, Ltd....................      1,258        146,444
Campbell Soup Co..............      2,695         96,292
ConAgra Foods, Inc............      4,867        115,786
Dean Foods Co.................      1,915         49,522
Del Monte Foods Co............      5,072         47,981
Flowers Foods, Inc............      3,316         77,628
General Mills, Inc............      2,893        164,901
H.J. Heinz Co.................      3,138        146,482
Kellogg Co....................        700         36,701
Kraft Foods, Inc..............     11,498        375,180
McCormick & Co., Inc..........        939         35,597
Pilgrim's Pride Corp..........        313          9,061
Sanderson Farms, Inc..........        100          3,378
Sara Lee Corp.................      6,951        111,633
The Hershey Co................      1,472         57,997
The J.M. Smucker Co...........        416         21,399
TreeHouse Foods, Inc. (a).....        382          8,782
Tyson Foods, Inc. (Class A)...      3,451         52,904
Wm. Wrigley Jr., Co...........        522         30,563
                                            ------------
                                               1,846,707
                                            ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
GAS UTILITIES -- 0.2%
Chesapeake Utilities Corp.....      2,008   $     63,955
EnergySouth, Inc..............      2,286        132,588
Questar Corp..................      1,198         64,812
                                            ------------
                                                 261,355
                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Advanced Medical Optics, Inc.
  (a).........................      1,157         28,381
Align Technology, Inc. (a)....        176          2,936
American Medical Systems
  Holdings, Inc. (a)..........        100          1,446
Angeion Corp. (a).............      1,773         16,755
Baxter International, Inc.....      4,751        275,795
Becton, Dickinson & Co........      2,058        172,008
Boston Scientific Corp. (a)...      9,201        107,007
C.R. Bard, Inc................      1,075        101,910
Cambridge Heart, Inc. (a).....      6,780          6,848
Covidien, Ltd.................      3,783        167,549
Edwards Lifesciences Corp.
  (a).........................      1,122         51,601
Hologic, Inc. (a).............      1,656        113,668
Hospira, Inc. (a).............      1,803         76,880
Insite Vision, Inc. (a).......      2,503          1,877
Intuitive Surgical, Inc. (a)..         15          4,867
Kinetic Concepts, Inc. (a)....        746         39,956
Medtronic, Inc................      8,756        440,164
St. Jude Medical, Inc. (a)....      3,137        127,488
Stryker Corp..................      2,408        179,926
Varian Medical Systems, Inc.
  (a).........................      1,644         85,751
Zimmer Holdings, Inc. (a).....      2,010        132,961
                                            ------------
                                               2,135,774
                                            ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
Aetna, Inc....................      4,791        276,584
AmerisourceBergen Corp........      2,282        102,393
Cardinal Health, Inc..........      3,579        206,687
CIGNA Corp....................      3,092        166,133
Coventry Health Care, Inc.
  (a).........................      1,570         93,023
DaVita, Inc. (a)..............      1,182         66,606
Express Scripts, Inc. (Class
  A) (a)......................      2,746        200,458
Health Management Associates,
  Inc.........................      2,427         14,513
Health Net, Inc. (a)..........      1,580         76,314
Healthsouth Corp. (a).........        200          4,200
Healthways, Inc. (a)..........        209         12,214
Henry Schein, Inc. (a)........      1,397         85,776
Humana, Inc. (a)..............      1,649        124,186
Laboratory Corp. of America
  Holdings (a)................      1,400        105,742
Lincare Holdings, Inc. (a)....      1,296         45,567
McKesson Corp.................      2,589        169,605
Medco Health Solutions, Inc.
  (a).........................      2,387        242,042
Omnicare, Inc.................      1,356         30,930
Patterson Cos., Inc. (a)......      1,358         46,104
PharMerica Corp. (a)..........        190          2,637
Psychiatric Solutions, Inc.
  (a).........................        313         10,173
Quest Diagnostics, Inc........      1,108         58,613
Sierra Health Services, Inc.
  (a).........................        211          8,854
Tenet Healthcare Corp. (a)....      5,438         27,625
UnitedHealth Group, Inc.......     10,863        632,227
VCA Antech, Inc. (a)..........      1,572         69,530
WellCare Health Plans, Inc.
  (a).........................        200          8,482
WellPoint, Inc. (a)...........      4,867        426,982
                                            ------------
                                               3,314,200
                                            ------------
HEALTH CARE TECHNOLOGY -- 0.1%
HLTH Corp. (a)................      1,848         24,763
IMS Health, Inc...............      2,894         66,678
                                            ------------
                                                  91,441
                                            ------------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
Bob Evans Farms, Inc..........      2,370         63,824
Brinker International, Inc....        860         16,822
Carnival Corp.................      3,449        153,446
Darden Restaurants, Inc.......      1,785         49,462
Gaylord Entertainment Co.
  (a).........................        313         12,667
Harrah's Entertainment, Inc...      2,588        229,685
International Game
  Technology..................      3,232        141,982
Las Vegas Sands Corp. (a).....        893         92,024
Marriott International, Inc.
  (Class A)...................      3,188        108,966
McDonald's Corp...............      9,510        560,234
MGM Mirage, Inc. (a)..........      1,385        116,368
Orient-Express Hotels, Ltd.
  (Class A)...................        225         12,942
Panera Bread Co. (Class A)
  (a).........................        209          7,486
Penn National Gaming, Inc.
  (a).........................        597         35,551
Ruby Tuesday, Inc.............        522          5,090
Scientific Games Corp. (Class
  A) (a)......................      1,654         54,995
Starbucks Corp. (a)...........      6,628        135,675
Starwood Hotels & Resorts
  Worldwide, Inc..............      1,920         84,538
The Cheesecake Factory, Inc.
  (a).........................      1,771         41,990
The Steak n Shake Co. (a).....      2,395         26,105
Wendy's International, Inc....      1,253         32,378
Wyndham Worldwide Corp........      1,774         41,795
Wynn Resorts, Ltd.............        864         96,880
Yum! Brands, Inc..............      5,147        196,976
                                            ------------
                                               2,317,881
                                            ------------
HOUSEHOLD DURABLES -- 0.7%
American Greetings Corp.
  (Class A)...................      1,731         35,139
Bassett Furniture Industries,
  Inc.........................      2,781         25,975
Beazer Homes USA, Inc.........        763          5,669
Black & Decker Corp...........        833         58,018
Centex Corp...................      1,697         42,866
D.R. Horton, Inc..............      2,807         36,968
Fortune Brands, Inc...........      1,239         89,654
Garmin, Ltd...................      1,045        101,365
Handheld Entertainment, Inc.
  (a).........................        313            529
Harman International
  Industries, Inc.............        746         54,988
Hovnanian Enterprises, Inc.
  (a).........................        323          2,316
Jarden Corp. (a)..............         42            992
KB HOME.......................      1,512         32,659
Leggett & Platt, Inc..........      2,372         41,368
Lennar Corp. (Class A)........      1,739         31,111
Mohawk Industries, Inc. (a)...        416         30,950
National Presto Industries,
  Inc.........................        369         19,432
Newell Rubbermaid, Inc........      3,248         84,058
NVR, Inc. (a).................         70         36,680
Pulte Homes, Inc..............      2,256         23,778
Ryland Group, Inc.............        675         18,596

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
Toll Brothers, Inc. (a).......      1,148   $     23,029
Whirlpool Corp................        819         66,855
                                            ------------
                                                 862,995
                                            ------------
HOUSEHOLD PRODUCTS -- 2.0%
Church & Dwight Co., Inc......      1,469         79,429
Colgate-Palmolive Co..........      4,006        312,308
Energizer Holdings, Inc. (a)..        982        110,111
Kimberly-Clark Corp...........      3,305        229,169
Procter & Gamble Co...........     24,008      1,762,667
The Clorox Co.................      1,110         72,339
                                            ------------
                                               2,566,023
                                            ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Constellation Energy Group,
  Inc.........................      1,679        172,148
Mirant Corp. (a)..............      2,079         81,040
NRG Energy, Inc. (a)..........      2,698        116,931
The AES Corp. (a).............      6,067        129,773
                                            ------------
                                                 499,892
                                            ------------
INDUSTRIAL CONGLOMERATES -- 3.0%
3M Co.........................      5,071        427,587
General Electric Co...........     78,195      2,898,689
McDermott International, Inc.
  (a).........................      2,278        134,470
Textron, Inc..................      2,382        169,836
Tyco International, Ltd.......      3,883        153,961
                                            ------------
                                               3,784,543
                                            ------------
INSURANCE -- 4.6%
ACE, Ltd......................      2,104        129,985
AFLAC, Inc....................      4,129        258,599
Alfa Corp.....................      4,315         93,506
AMBAC Financial Group, Inc....      1,141         29,404
American International Group,
  Inc.........................     17,592      1,025,614
AON Corp......................      2,877        137,204
Assurant, Inc.................      1,888        126,307
Berkshire Hathaway, Inc.
  (Class A) (a)...............          7        991,200
Chubb Corp....................      3,113        169,908
Cincinnati Financial Corp.....      1,081         42,743
Everest Re Group, Ltd.........        503         50,501
Fidelity National Financial,
  Inc.........................      2,337         34,144
Genworth Financial, Inc.
  (Class A)...................      2,845         72,405
Hartford Financial Services
  Group, Inc..................      2,291        199,752
IPC Holdings, Ltd.............        906         26,156
Lincoln National Corp.........      2,234        130,063
Loews Corp....................      4,041        203,424
Marsh & McLennan Cos., Inc....      3,892        103,021
MBIA, Inc.....................      1,441         26,846
MetLife, Inc..................      3,522        217,026
PartnerRe, Ltd................        168         13,865
Philadelphia Consolidated
  Holding Co. (a).............        313         12,317
Principal Financial Group,
  Inc.........................      2,618        180,223
ProAssurance Corp. (a)........      1,144         62,828
Prudential Financial, Inc.....      4,013        373,370
Reinsurance Group America,
  Inc.........................        313         16,426
RenaissanceRe Holdings, Ltd...        575         34,638
SAFECO Corp...................      1,441         80,235
Selective Insurance Group,
  Inc.........................      2,551         58,648
The Allstate Corp.............      5,081        265,381
The Hanover Insurance Group,
  Inc.........................        934         42,777
The Phoenix Cos., Inc.........      3,790         44,987
The Progressive Corp..........      5,300        101,548
The Travelers Cos., Inc.......      5,504        296,115
Torchmark Corp................        416         25,180
Transatlantic Holdings, Inc...        209         15,188
Unum Group....................      3,966         94,351
WR Berkley Corp...............        522         15,561
XL Capital, Ltd. (Class A)....        999         50,260
                                            ------------
                                               5,851,706
                                            ------------
INTERNET & CATALOG RETAIL -- 0.4%
Amazon.com, Inc. (a)..........      2,927        271,157
Expedia, Inc. (a).............      2,329         73,643
IAC/InterActiveCorp (a).......      2,329         62,697
Liberty Media Holding Corp. -
  Interactive (Series A) (a)..      5,317        101,448
                                            ------------
                                                 508,945
                                            ------------
INTERNET SOFTWARE & SERVICES -- 1.7%
Akamai Technologies, Inc.
  (a).........................      2,233         77,262
Art Technology Group, Inc.
  (a).........................      3,027         13,077
EarthLink, Inc. (a)...........      4,110         29,058
eBay, Inc. (a)................      9,064        300,834
EDGAR Online, Inc. (a)........        315          1,071
Equinix, Inc. (a).............        100         10,107
Google, Inc. (Class A) (a)....      1,843      1,274,398
Internap Network Services
  Corp. (a)...................      2,436         20,292
Local.com Corp. (a)...........      2,608         12,544
Looksmart (a).................      1,983          6,326
Move, Inc. (a)................        939          2,300
NaviSite, Inc. (a)............      3,548         17,953
Quepasa Corp. (a).............      3,236          7,896
Terremark Worldwide, Inc.
  (a).........................      1,878         12,207
VeriSign, Inc. (a)............      2,637         99,177
Websense, Inc. (a)............        416          7,064
Yahoo!, Inc. (a)..............      9,913        230,576
                                            ------------
                                               2,122,142
                                            ------------
IT SERVICES -- 1.2%
Accenture, Ltd. (Class A).....      3,414        123,006
Affiliated Computer Services,
  Inc. (a)....................      1,241         55,969
Alliance Data Systems Corp.
  (a).........................        547         41,019
Applied Digital Solutions,
  Inc.........................      6,720          2,889
Automatic Data Processing,
  Inc.........................      4,449        198,114
Broadridge Financial
  Solutions, Inc..............      1,111         24,920
Cognizant Technology Solutions
  Corp. (a)...................      2,804         95,168
Computer Sciences Corp. (a)...      1,823         90,184
Electronic Data Systems
  Corp........................      4,956        102,738
Fidelity National Information
  Services, Inc...............      2,393         99,525
Fiserv, Inc. (a)..............      1,946        107,984
Iron Mountain, Inc. (a).......      2,575         95,326
Mastercard, Inc...............        655        140,956
Metavante Technologies, Inc.
  (a).........................        278          6,483
Paychex, Inc..................      3,104        112,427
The Western Union Co..........      5,806        140,970
Unisys Corp. (a)..............      5,629         26,625
                                            ------------
                                               1,464,303
                                            ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp................      1,384   $     23,597
Eastman Kodak Co..............      2,900         63,423
Hasbro, Inc...................      2,794         71,471
Mattel, Inc...................      4,406         83,890
Pool Corp.....................      1,331         26,394
                                            ------------
                                                 268,775
                                            ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Affymetrix, Inc. (a)..........        905         20,942
AMAG Pharmaceuticals, Inc.
  (a).........................        167         10,042
Applera Corp. -- Applied
  Biosystems Group............      3,001        101,794
Charles River Laboratories
  International, Inc. (a).....        522         34,348
Covance, Inc. (a).............        416         36,034
Invitrogen Corp. (a)..........        864         80,706
Medivation, Inc. (a)..........      2,086         30,038
Millipore Corp. (a)...........        914         66,887
Nektar Therapeutics (a).......        626          4,200
PerkinElmer, Inc..............      2,376         61,824
Pure Bioscience (a)...........      7,302         51,041
Sequenom, Inc. (a)............      2,297         21,936
Techne Corp. (a)..............        908         59,973
Thermo Fisher Scientific, Inc.
  (a).........................      3,327        191,901
Waters Corp. (a)..............      1,346        106,428
                                            ------------
                                                 878,094
                                            ------------
MACHINERY -- 2.3%
AGCO Corp. (a)................        200         13,596
Caterpillar, Inc..............      5,197        377,094
CLARCOR, Inc..................        416         15,795
Crane Co......................        416         17,846
Cummins, Inc..................        618         78,715
Danaher Corp..................      1,884        165,302
Deere & Co....................      4,038        376,018
Donaldson Co., Inc............        377         17,485
Dover Corp....................      1,486         68,490
Eaton Corp....................      1,417        137,378
Federal Signal Corp...........      2,968         33,301
Harsco Corp...................      1,823        116,800
IDEX Corp.....................      2,420         87,435
Illinois Tool Works, Inc......      3,770        201,846
Ingersoll-Rand Co., Ltd.
  (Class A)...................      3,012        139,968
ITT Corp......................      1,853        122,372
Joy Global, Inc...............      1,962        129,139
Lincoln Electric Holdings,
  Inc.........................        313         22,279
Oshkosh Truck Corp............        522         24,670
PACCAR, Inc...................      3,622        197,327
Pall Corp.....................      2,348         94,671
Parker-Hannifin Corp..........      1,887        142,110
Pentair, Inc..................      1,370         47,690
SPX Corp......................        836         85,983
Terex Corp. (a)...............        818         53,636
The Manitowoc Co., Inc........      1,032         50,393
The Timken Co.................      2,184         71,744
Watts Water Technologies,
  Inc.........................      1,551         46,220
                                            ------------
                                               2,935,303
                                            ------------
MEDIA -- 3.0%
Cablevision Systems Corp.
  (Class A) (a)...............      2,317         56,766
CBS Corp......................      5,690        155,052
Charter Communications, Inc.
  (a).........................      5,008          5,859
Citadel Broadcasting Corp.....      1,168          2,406
Clear Channel Communications,
  Inc.........................      4,453        153,718
Comcast Corp. (Class A) (a)...     24,833        453,451
Discovery Holding Co. (Class
  A) (a)......................      2,314         58,174
EchoStar Communications Corp.
  (Class A) (a)...............      2,608         98,374
EW Scripps Co.................        626         28,176
Gannett Co., Inc..............      1,786         69,654
Getty Images, Inc. (a)........        653         18,937
Idearc, Inc...................      1,018         17,876
Journal Communications, Inc...      3,036         27,142
Knology, Inc. (a).............      2,086         26,659
Lamar Advertising Co..........      1,046         50,281
Liberty Global, Inc. (Class A)
  (a).........................      3,468        135,911
Liberty Media Corp. -- Capital
  (Series A) (a)..............      1,065        124,062
Live Nation, Inc. (a).........        580          8,422
Lodgenet Entertainment Corp.
  (a).........................        145          2,529
McClatchy Co. (Class A).......        200          2,504
News Corp. (Class A)..........     18,388        376,770
Omnicom Group, Inc............      3,067        145,775
R.H. Donnelley Corp. (a)......        338         12,330
Sirius Satellite Radio, Inc.
  (a).........................     11,638         35,263
The DIRECTV Group, Inc. (a)...      8,394        194,069
The Interpublic Group of Cos.,
  Inc. (a)....................      4,853         39,358
The McGraw-Hill Cos., Inc.....      3,206        140,455
The New York Times Co. (Class
  A)..........................        967         16,952
The Walt Disney Co............     15,216        491,172
Time Warner, Inc..............     33,897        559,639
Viacom, Inc. (a)..............      5,690        249,905
Virgin Media, Inc.............      2,561         43,896
XM Satellite Radio Holdings,
  Inc. (Class A) (a)..........      2,210         27,050
                                            ------------
                                               3,828,587
                                            ------------
METALS & MINING -- 1.2%
AK Steel Holding Corp. (a)....        772         35,697
Alcoa, Inc....................      7,091        259,176
Allegheny Technologies, Inc...        829         71,626
Cleveland-Cliffs, Inc.........        181         18,245
Commercial Metals Co..........        200          5,890
Esmark, Inc. (a)..............          8            111
Freeport-McMoRan Copper &
  Gold, Inc...................      3,596        368,374
Metalline Mining, Inc. (a)....      6,365         15,149
Newmont Mining Corp...........      4,813        235,019
Nucor Corp....................      2,845        168,481
Quanex Corp...................        313         16,245
Southern Copper Corp..........        626         65,811
Steel Dynamics, Inc...........        726         43,248
Titanium Metals Corp..........      1,147         30,338
United States Steel Corp......      1,394        168,549
Worthington Industries, Inc...        522          9,333
                                            ------------
                                               1,511,292
                                            ------------
MULTI-UTILITIES -- 1.0%
Ameren Corp...................      1,669         90,476
CMS Energy Corp...............      3,292         57,215
Consolidated Edison, Inc......      2,126        103,855
Dominion Resources, Inc.......      4,960        235,352

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
DTE Energy Co.................        835   $     36,707
Energy East Corp..............      2,699         73,440
NiSource, Inc.................      1,044         19,721
PG&E Corp.....................      3,594        154,865
PNM Resources, Inc............        416          8,923
Public Service Enterprise
  Group, Inc..................      1,808        177,618
Puget Energy, Inc.............        900         24,687
Sempra Energy.................      1,932        119,552
TECO Energy, Inc..............      3,813         65,622
Wisconsin Energy Corp.........        835         40,673
Xcel Energy, Inc..............      5,029        113,505
                                            ------------
                                               1,322,211
                                            ------------
MULTILINE RETAIL -- 0.8%
Big Lots, Inc. (a)............      2,813         44,980
Dillard's, Inc. (Class A).....        522          9,803
Dollar Tree Stores, Inc. (a)..      1,851         47,978
Family Dollar Stores, Inc.....      2,003         38,518
J. C. Penney Co., Inc.........      2,242         98,626
Kohl's Corp. (a)..............      2,533        116,011
Macy's, Inc...................      4,706        121,744
Nordstrom, Inc................      2,250         82,642
Sears Holdings Corp. (a)......        751         76,640
Target Corp...................      6,368        318,400
                                            ------------
                                                 955,342
                                            ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp....................      8,637        139,833
Zebra Technologies Corp.
  (Class A) (a)...............      1,055         36,608
                                            ------------
                                                 176,441
                                            ------------
OIL, GAS & CONSUMABLE FUELS -- 9.6%
Abraxas Petroleum Corp. (a)...      3,129         12,078
Anadarko Petroleum Corp.......      3,994        262,366
Apache Corp...................      2,576        277,023
Arch Coal, Inc................      1,672         75,123
ATP Oil & Gas Corp. (a).......        175          8,845
Blue Dolphin Energy Co. (a)...      8,242         12,775
Cano Petroleum, Inc. (a)......      3,129         21,559
Cheniere Energy, Inc. (a).....        500         16,320
Chesapeake Energy Corp........      3,546        139,003
Chevron Corp..................     16,632      1,552,265
ConocoPhillips................     11,758      1,038,231
CONSOL Energy, Inc............      2,239        160,133
Cross Timbers Royalty Trust...      1,308         53,955
Crosstex Energy LP............      1,217         37,751
Denbury Resources, Inc. (a)...      5,394        160,472
Devon Energy Corp.............      4,008        356,351
Dune Energy, Inc. (a).........      2,399          4,918
El Paso Corp..................      6,750        116,370
Encore Aquisition Co. (a).....        313         10,445
Energy Transfer Partners LP...        455         24,515
Enterprise Products Partners
  LP..........................      2,759         87,957
EOG Resources, Inc............      2,132        190,281
Exxon Mobil Corp..............     44,058      4,127,794
Forest Oil Corp. (a)..........        416         21,149
Frontier Oil Corp.............        200          8,116
Gasco Energy, Inc. (a)........      5,323         10,540
Hess Corp.....................      1,875        189,112
Holly Corp....................        416         21,170
Houston Amern Energy Corp.....      4,280         13,054
Hugoton Royalty Trust.........        196          4,396
Kinder Morgan Energy Partners
  LP..........................        908         49,023
Marathon Oil Corp.............      6,197        377,149
Massey Energy Co..............      1,197         42,793
Murphy Oil Corp...............      1,649        139,901
Newfield Exploration Co. (a)..        889         46,850
Noble Energy, Inc.............      1,768        140,591
Occidental Petroleum Corp.....      6,434        495,354
ONEOK Partners LP.............        386         23,643
Patriot Coal Corp. (a)........        197          8,223
Peabody Energy Corp...........      1,978        121,924
Pioneer Natural Resources
  Co..........................      1,562         76,288
Plains All American Pipeline
  LP..........................      1,395         72,540
Plains Exploration &
  Production Co. (a)..........      1,424         76,896
Range Resources Corp..........      2,548        130,865
Southwestern Energy Co. (a)...      1,055         58,785
Spectra Energy Corp...........      3,902        100,750
St. Mary Land & Exploration
  Co..........................      1,807         69,768
Stone Energy Corp. (a)........         14            657
Sunoco, Inc...................      1,488        107,791
Tesoro Corp...................      1,897         90,487
The Williams Cos., Inc........      5,472        195,788
Transmeridian Exploration,
  Inc. (a)....................      4,697          9,347
Ultra Petroleum Corp. (a).....      1,122         80,223
Valero Energy Corp............      5,306        371,579
XTO Energy, Inc...............      4,125        211,860
                                            ------------
                                              12,113,142
                                            ------------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co........      4,215        136,482
MeadWestvaco Corp.............      2,751         86,106
Weyerhaeuser Co...............      1,915        141,212
                                            ------------
                                                 363,800
                                            ------------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc............      3,892        153,851
The Estee Lauder Cos., Inc.
  (Class A)...................      1,568         68,380
                                            ------------
                                                 222,231
                                            ------------
PHARMACEUTICALS -- 5.1%
Abbott Laboratories...........     11,691        656,450
Allergan, Inc.................      2,445        157,067
Barr Pharmaceuticals, Inc.
  (a).........................      1,055         56,020
Bristol-Myers Squibb Co.......     14,907        395,334
Cortex Pharmaceuticals, Inc.
  (a).........................      1,879            939
Eli Lilly & Co................      7,420        396,154
Emisphere Technologies, Inc.
  (a).........................        419          1,144
Endo Pharmaceuticals Holdings,
  Inc. (a)....................        206          5,494
Forest Laboratories, Inc.
  (a).........................      3,303        120,394
Johnson & Johnson.............     21,737      1,449,858
King Pharmaceuticals, Inc.
  (a).........................      1,588         16,261
Merck & Co., Inc..............     17,032        989,730
MGI Pharma, Inc. (a)..........        182          7,376
Middlebrook Pharmaceuticals,
  Inc. (a)....................      5,320          6,384
Mylan Laboratories, Inc.......      3,177         44,669
Penwest Pharmaceuticals Co.
  (a).........................        278          1,626
Pfizer, Inc...................     56,571      1,285,859
Replidyne, Inc. (a)...........      1,251          3,878
Repros Therapeutics, Inc.
  (a).........................      1,878         17,503
Schering-Plough Corp..........     11,760        313,286
Sciele Pharma, Inc. (a).......        177          3,620
Sepracor, Inc. (a)............      1,120         29,400
Spectrum Pharmaceuticals, Inc.
  (a).........................      1,880          5,114

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
Watson Pharmaceuticals, Inc.
  (a).........................      1,572   $     42,664
Wyeth.........................     10,371        458,294
                                            ------------
                                               6,464,518
                                            ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.8%
Agree Realty Corp.............      2,059         61,976
AMB Property Corp.............        626         36,032
American Financial Realty
  Trust.......................      4,109         32,954
American Land Lease, Inc......      1,807         35,833
Annaly Capital Management,
  Inc.........................      2,739         49,795
Anthracite Capital, Inc.......      5,215         37,757
Apartment Investment &
  Management Co. (Class A)....        400         13,892
Ashford Hospitality Trust,
  Inc.........................      4,596         33,045
Avalonbay Communities, Inc....        509         47,917
BioMed Realty Trust, Inc......        827         19,162
Boston Properties, Inc........        722         66,287
BRE Properties, Inc. (Class
  A)..........................        500         20,265
CBL & Associates Properties,
  Inc.........................        623         14,896
Corporate Office Properties
  Trust.......................      1,708         53,802
Developers Diversified Realty
  Corp........................      1,058         40,511
Digital Realty Trust, Inc.....        400         15,348
Duke Realty Corp..............      1,200         31,296
Equity Residential............      2,691         98,141
Extra Space Storage, Inc......      1,200         17,148
Friedman, Billings, Ramsey
  Group, Inc..................      3,455         10,849
General Growth Properties,
  Inc.........................      2,829        116,498
Glimcher Realty Trust.........      2,471         35,311
GMH Communities Trust.........      3,474         19,176
HCP, Inc......................      1,144         39,788
Home Properties, Inc..........        200          8,970
Hospitality Properties Trust..        704         22,683
Host Hotels & Resorts, Inc....      5,735         97,724
Investors Real Estate Trust...      6,303         56,538
iStar Financial, Inc..........        414         10,785
Kimco Realty Corp.............      1,035         37,674
Kite Realty Group Trust.......        300          4,581
LaSalle Hotel Properties......      1,927         61,471
Lexington Realty Trust........      1,100         15,994
Liberty Property Trust........        164          4,725
National Retail Properties,
  Inc.........................      4,180         97,728
Nationwide Health Properties,
  Inc.........................        722         22,649
Pennsylvania Real Estate
  Investment Trust............      1,647         48,883
Plum Creek Timber Co., Inc....      2,597        119,566
Post Properties, Inc..........        313         10,993
ProLogis......................      2,639        167,260
Public Storage................        512         37,586
Ramco-Gershenson Properties
  Trust.......................      2,346         50,134
Simon Property Group, Inc.....      1,916        166,424
Tanger Factory Outlet Centers,
  Inc.........................      2,467         93,031
The Macerich Co...............        478         33,967
UDR, Inc......................        300          5,955
Urstadt Biddle Properties
  (Class A)...................      3,466         53,723
Ventas, Inc...................      1,042         47,150
Vornado Realty Trust..........        512         45,030
Weingarten Realty Investors...      1,030         32,383
                                            ------------
                                               2,301,286
                                            ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group, Inc.
  (Class A) (a)...............      3,201         68,982
Forestar Real Estate Group,
  Inc.........................        443         10,450
Jones Lang LaSalle, Inc.......        209         14,872
The St. Joe Co................        844         29,971
                                            ------------
                                                 124,275
                                            ------------
ROAD & RAIL -- 0.9%
Avis Budget Group, Inc. (a)...      1,238         16,094
Burlington Northern Santa Fe
  Corp........................      3,093        257,430
CSX Corp......................      4,315        189,774
J.B. Hunt Transport Services,
  Inc.........................      2,578         71,024
Kansas City Southern (a)......        522         17,920
Landstar Systems, Inc.........      1,884         79,411
Norfolk Southern Corp.........      3,709        187,082
Union Pacific Corp............      2,054        258,023
YRC Worldwide, Inc. (a).......        895         15,296
                                            ------------
                                               1,092,054
                                            ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.8%
Advanced Micro Devices, Inc.
  (a).........................      4,657         34,927
Altera Corp...................      2,733         52,802
Amkor Technology, Inc. (a)....        417          3,557
Anadigics, Inc. (a)...........      1,357         15,700
Analog Devices, Inc...........      3,147         99,760
Applied Materials, Inc........     13,549        240,630
Atheros Communications, Inc.
  (a).........................        159          4,856
AXT, Inc. (a).................      4,488         27,826
Broadcom Corp. (Class A) (a)..      4,043        105,684
Conexant Systems, Inc. (a)....      1,670          1,386
Cypress Semiconductor Corp.
  (a).........................      1,167         42,047
FEI Co. (a)...................        208          5,165
Ibis Technology Corp. (a).....      2,712          1,166
Intel Corp....................     47,220      1,258,885
International Rectifier Corp.
  (a).........................        965         32,781
Intersil Corp. (Class A)......      2,541         62,204
KLA-Tencor Corp...............      1,821         87,699
Lam Research Corp. (a)........      1,714         74,096
Linear Technology Corp........      2,558         81,421
LSI Logic Corp. (a)...........      5,403         28,690
Marvell Technology Group, Ltd.
  (a).........................      3,823         53,446
MEMC Electronic Materials,
  Inc. (a)....................      2,420        214,146
Microchip Technology, Inc.....      2,115         66,453
Micron Technology, Inc. (a)...      6,574         47,661
Microsemi Corp. (a)...........        522         11,557
MKS Instruments, Inc. (a).....        171          3,273
National Semiconductor Corp...      3,417         77,361
Neomagic Corp. (a)............      3,027          9,414
Novellus Systems, Inc. (a)....      1,955         53,899
NVIDIA Corp. (a)..............      5,433        184,831
OmniVision Technologies, Inc.
  (a).........................        220          3,443
ON Semiconductor Corp. (a)....      2,497         22,173
Rambus, Inc. (a)..............      1,031         21,589
Sigma Designs, Inc. (a).......        313         17,278
Sirf Technology Holdings, Inc.
  (a).........................        400         10,052
Teradyne, Inc. (a)............      3,092         31,971
Texas Instruments, Inc........     12,712        424,581
Xilinx, Inc...................      2,541         55,572
                                            ------------
                                               3,569,982
                                            ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
SOFTWARE -- 4.0%
Activision, Inc. (a)..........      3,437   $    102,079
Adobe Systems, Inc. (a).......      5,717        244,287
Authentidate Holding Corp.
  (a).........................      4,382          2,585
Autodesk, Inc. (a)............      2,232        111,064
BEA Systems, Inc. (a).........      5,915         93,339
BMC Software, Inc. (a)........      2,892        103,071
CA, Inc.......................      3,875         96,681
Cadence Design Systems, Inc.
  (a).........................      3,975         67,615
Citrix Systems, Inc. (a)......      2,489         94,607
Compuware Corp. (a)...........      4,798         42,606
Electronic Arts, Inc. (a).....      2,491        145,499
Intuit, Inc. (a)..............      3,746        118,411
Jack Henry & Associates,
  Inc.........................        626         15,237
McAfee, Inc. (a)..............      1,914         71,775
Microsoft Corp................     69,084      2,459,390
Napster, Inc. (a).............        311            613
NAVTEQ Corp. (a)..............      1,329        100,472
Novell, Inc. (a)..............      5,871         40,334
Oracle Corp. (a)..............     34,095        769,865
Parametric Technology Corp.
  (a).........................      2,683         47,892
Red Hat, Inc. (a).............      2,886         60,144
Salesforce.com, Inc. (a)......        800         50,152
Smith Micro Software, Inc.
  (a).........................      1,148          9,724
Symantec Corp. (a)............     10,620        171,407
Synopsys, Inc. (a)............      2,840         73,641
Versant Corp. (a).............      1,461         42,501
                                            ------------
                                               5,134,991
                                            ------------
SPECIALTY RETAIL -- 1.8%
Abercrombie & Fitch Co........        913         73,013
Advance Auto Parts, Inc.......      1,296         49,235
American Eagle Outfitters,
  Inc.........................      2,279         47,335
AutoNation, Inc. (a)..........      2,734         42,814
AutoZone, Inc. (a)............        642         76,982
Bed Bath & Beyond, Inc. (a)...      2,699         79,324
Best Buy Co., Inc.............      3,398        178,905
Borders Group, Inc............        522          5,559
Chico's FAS, Inc. (a).........      1,785         16,118
Circuit City Stores, Inc......      2,655         11,151
Dick's Sporting Goods, Inc.
  (a).........................        400         11,104
Foot Locker, Inc..............      1,862         25,435
GameStop Corp. (Class A) (a)..      1,181         73,352
Genesco, Inc. (a).............        201          7,598
Limited Brands, Inc...........      3,163         59,876
Lowe's Cos., Inc..............     10,859        245,630
Mens Wearhouse, Inc...........        416         11,224
O'Reilly Automotive, Inc.
  (a).........................      1,803         58,471
Office Depot, Inc. (a)........      3,203         44,554
PetSmart, Inc.................      1,883         44,307
RadioShack Corp...............      1,841         31,039
Rent-A-Center, Inc. (a).......        626          9,089
Ross Stores, Inc..............      1,812         46,333
Staples, Inc..................      6,646        153,323
The Gap, Inc..................      5,157        109,741
The Home Depot, Inc...........     16,585        446,800
The Sherwin-Williams Co.......        416         24,145
The TJX Cos., Inc.............      3,607        103,629
Tiffany & Co..................      1,711         78,757
Urban Outfitters, Inc. (a)....      1,611         43,916
Williams-Sonoma, Inc..........      1,253         32,453
Zale Corp. (a)................        416          6,681
                                            ------------
                                               2,247,893
                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc. (a)...............      3,513        107,427
CROCS, Inc. (a)...............        742         27,313
Hanesbrands, Inc. (a).........        868         23,584
Iconix Brand Group, Inc. (a)..        372          7,313
Jones Apparel Group, Inc......      1,921         30,717
Liz Claiborne, Inc............      1,611         32,784
NIKE, Inc. (Class B)..........      2,988        191,949
Quiksilver, Inc. (a)..........      2,781         23,861
V. F. Corp....................        313         21,491
Wolverine World Wide, Inc.....      2,196         53,846
                                            ------------
                                                 520,285
                                            ------------
THRIFTS & MORTGAGE FINANCE -- 0.8%
Astoria Financial Corp........        731         17,010
Berkshire Hills Bancorp,
  Inc.........................      1,397         36,322
Countrywide Financial Corp....      4,550         40,677
Fannie Mae....................      7,410        296,252
Freddie Mac...................      5,213        177,607
Hudson City Bancorp, Inc......      1,774         26,645
KNBT Bancorp, Inc.............      1,942         29,946
MGIC Investment Corp..........      1,116         25,032
NewAlliance Bancshares, Inc...      4,806         55,365
OceanFirst Financial Corp.....      2,627         41,533
People's United Financial,
  Inc.........................      4,068         72,410
Radian Group, Inc.............      1,314         15,348
Sovereign Bancorp, Inc........      3,588         40,903
TrustCo Bank Corp. NY.........      5,287         52,447
Washington Mutual, Inc........      7,109         96,754
                                            ------------
                                               1,024,251
                                            ------------
TOBACCO -- 1.2%
Altria Group, Inc.............     16,416      1,240,721
Loews Corp.-Carolina Group....        313         26,699
Reynolds American, Inc........      1,683        111,011
UST, Inc......................      1,721         94,311
                                            ------------
                                               1,472,742
                                            ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
Fastenal Co...................      1,966         79,466
Kaman Corp. (Class A).........      2,460         90,552
W.W. Grainger, Inc............        313         27,394
                                            ------------
                                                 197,412
                                            ------------
TRANSPORTATION INFRASTRUCTURE -- 0.0% (C)
Macquarie Infrastructure Co.
  LLC.........................        233          9,443
                                            ------------
WATER UTILITIES -- 0.1%
Aqua America, Inc.............        939         19,907
Middlesex Water Co............      3,233         61,265
                                            ------------
                                                  81,172
                                            ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
American Tower Corp. (Class A)
  (a).........................      3,588        152,849
Crown Castle International
  Corp. (a)...................      2,846        118,394
FiberTower Corp. (a)..........      2,398          5,468
Goamerica, Inc. (a)...........      1,772          9,746
Leap Wireless International,
  Inc. (a)....................        313         14,598
MetroPCS Communications, Inc.
  (a).........................      1,300         25,285
NII Holdings, Inc. (a)........      1,476         71,320

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
Rural Cellular Corp. (Class A)
  (a).........................        193   $      8,509
SBA Communications Corp. (a)..      1,183         40,033
Sprint Nextel Corp............     20,600        270,478
Telephone & Data Systems,
  Inc.........................      1,337         83,696
                                            ------------
                                                 800,376
                                            ------------
TOTAL COMMON STOCKS --  (Cost
  $104,381,707)...............               125,955,029
                                            ------------
SHORT TERM INVESTMENTS -- 1.0%
MONEY MARKET FUND -- 1.0%
STIC Prime Portfolio
  (Cost $1,215,555)...........  1,215,555      1,215,555
                                            ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $105,597,262).........               127,170,584
                                            ------------
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.......                  (380,881)
                                            ------------
NET ASSETS -- 100.0%..........              $126,789,703
                                            ============




(a)    Non-income producing security
(b)    Affiliated issuer. (Note 3)
(c)    Amount shown represents less than 0.05% of net assets.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 2.5%
Alliant Techsystems, Inc. (a)...      26   $      2,958
Boeing Co.......................     496         43,380
General Dynamics Corp...........     244         21,714
Goodrich Corp...................      94          6,637
Honeywell International, Inc....     495         30,477
L-3 Communications Holdings,
  Inc...........................      92          9,746
Lockheed Martin Corp............     238         25,052
Northrop Grumman Corp...........     231         18,166
Precision Castparts Corp........     101         14,009
Raytheon Co.....................     310         18,817
Rockwell Collins, Inc...........     121          8,708
Spirit Aerosystems Holdings,
  Inc. (a)......................      70          2,415
United Technologies Corp........     663         50,746
                                            -----------
                                                252,825
                                            -----------
AIR FREIGHT & LOGISTICS -- 0.7%
C.H. Robinson Worldwide, Inc....     126          6,819
Expeditors International
  Washington, Inc...............     148          6,613
FedEx Corp......................     207         18,458
United Parcel Service, Inc.
  (Class B).....................     494         34,936
                                            -----------
                                                 66,826
                                            -----------
AIRLINES -- 0.2%
AMR Corp. (a)...................     156          2,189
Delta Air Lines, Inc. (a).......     150          2,234
Northwest Airlines Corp. (a)....     140          2,031
Southwest Airlines Co...........     554          6,759
UAL Corp. (a)...................      90          3,209
                                            -----------
                                                 16,422
                                            -----------
AUTO COMPONENTS -- 0.3%
BorgWarner, Inc.................      78          3,776
Johnson Controls, Inc...........     429         15,461
The Goodyear Tire & Rubber Co.
  (a)...........................     153          4,317
WABCO Holdings, Inc.............      41          2,054
                                            -----------
                                                 25,608
                                            -----------
AUTOMOBILES -- 0.3%
Ford Motor Co. (a)..............   1,472          9,907
General Motors Corp.............     343          8,537
Harley-Davidson, Inc............     169          7,894
                                            -----------
                                                 26,338
                                            -----------
BEVERAGES -- 2.3%
Anheuser-Busch Cos., Inc........     524         27,426
Brown-Forman Corp...............      42          3,113
Coca-Cola Enterprises, Inc......     213          5,544
Constellation Brands, Inc.
  (Class A) (a).................     133          3,144
Hansen Natural Corp. (a)........      45          1,993
Molson Coors Brewing Co.........     105          5,420
PepsiCo, Inc....................   1,154         87,589
The Coca-Cola Co................   1,520         93,282
The Pepsi Bottling Group, Inc...      86          3,394
                                            -----------
                                                230,905
                                            -----------
BIOTECHNOLOGY -- 1.4%
Abraxis Bioscience, Inc. (a)....       3            206
Amgen, Inc. (a).................     785         36,455
Amylin Pharmaceuticals, Inc.
  (a)...........................     100          3,700
Biogen Idec, Inc. (a)...........     202         11,498
Celgene Corp. (a)...............     277         12,800
Cephalon, Inc. (a)..............      53          3,803
Genentech, Inc. (a).............     336         22,536
Genzyme Corp. (a)...............     194         14,441
Gilead Sciences, Inc. (a).......     673         30,965
Millennium Pharmaceuticals, Inc.
  (a)...........................     212          3,176
Vertex Pharmaceuticals, Inc.
  (a)...........................     107          2,486
                                            -----------
                                                142,066
                                            -----------
BUILDING PRODUCTS -- 0.1%
Masco Corp......................     272          5,878
Trane, Inc......................     123          5,745
USG Corp. (a)...................      53          1,897
                                            -----------
                                                 13,520
                                            -----------
CAPITAL MARKETS -- 3.2%
AllianceBernstein Holding LP....      19          1,430
Ameriprise Financial, Inc.......     168          9,259
BlackRock, Inc..................      14          3,035
E*TRADE Financial Corp. (a).....     292          1,037
Eaton Vance Corp................      95          4,314
Federated Investors, Inc........      67          2,758
Fortress Investment Group LLC
  (Class A).....................      28            436
Franklin Resources, Inc.........     122         13,961
GLG Partners, Inc. (a)..........     172          2,339
Invesco, Ltd....................     293          9,194
Janus Capital Group, Inc........     125          4,106
Legg Mason, Inc.................      96          7,022
Lehman Brothers Holdings, Inc...     385         25,194
Merrill Lynch & Co., Inc........     583         31,295
Morgan Stanley..................     689         36,593
Northern Trust Corp.............     141         10,798
Och-Ziff Capital Management
  Group LLC.....................      43          1,130
SEI Investments Co..............      98          3,153
State Street Corp. (b)..........     275         22,330
T. Rowe Price Group, Inc........     190         11,567
TD Ameritrade Holding Corp.
  (a)...........................     174          3,490
The Bank of New York Mellon
  Corp..........................     827         40,325
The Bear Stearns Cos., Inc......      78          6,884
The Blackstone Group LP.........      94          2,080
The Charles Schwab Corp.........     668         17,067
The Goldman Sachs Group, Inc....     258         55,483
                                            -----------
                                                326,280
                                            -----------
CHEMICALS -- 1.8%
Air Products & Chemicals, Inc...     147         14,499
Ashland, Inc....................      40          1,897
Celanese Corp...................     108          4,570
E. I. du Pont de Nemours & Co...     642         28,306
Eastman Chemical Co.............      60          3,665
Ecolab, Inc.....................     127          6,504
Huntsman Corp...................      63          1,619
International Flavors &
  Fragrances, Inc...............      59          2,840
Lubrizol Corp...................      45          2,437
Monsanto Co.....................     389         43,447
PPG Industries, Inc.............     117          8,217
Praxair, Inc....................     232         20,581
Rohm & Haas Co..................     105          5,572
Sigma-Aldrich Corp..............      88          4,805

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
The Dow Chemical Co.............     674   $     26,569
The Mosaic Co. (a)..............     105          9,906
                                            -----------
                                                185,434
                                            -----------
COMMERCIAL BANKS -- 2.8%
Associated Bancorp..............      79          2,140
BB&T Corp.......................     401         12,299
City National Corp..............      31          1,846
Comerica, Inc...................     111          4,832
Commerce Bancorp, Inc...........     139          5,301
Commerce Bancshares, Inc........      58          2,602
Fifth Third Bancorp.............     359          9,022
First Horizon National Corp.....      82          1,488
Huntington Bancshares, Inc......     242          3,572
Keycorp.........................     282          6,613
M&T Bank Corp...................      57          4,649
Marshall & Ilsley Corp..........     172          4,555
National City Corp..............     425          6,995
PNC Financial Services Group,
  Inc...........................     246         16,150
Popular, Inc....................     167          1,770
Regions Financial Corp..........     514         12,156
SunTrust Banks, Inc.............     248         15,497
Synovus Financial Corp..........     201          4,840
TCF Financial Corp..............      89          1,596
The Colonial BancGroup, Inc.....     103          1,395
U.S. Bancorp....................   1,240         39,358
UnionBanCal Corp................      39          1,907
Valley National Bancorp.........      86          1,639
Wachovia Corp...................   1,418         53,927
Wells Fargo & Co................   2,280         68,833
Zions Bancorp...................      72          3,362
                                            -----------
                                                288,344
                                            -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
Allied Waste Industries, Inc.
  (a)...........................     199          2,193
Avery Dennison Corp.............      64          3,401
ChoicePoint, Inc. (a)...........      58          2,112
Cintas Corp.....................     101          3,396
Dun & Bradstreet Corp...........      43          3,811
Equifax, Inc....................     107          3,891
Manpower, Inc...................      65          3,698
Monster Worldwide, Inc. (a).....      77          2,495
Pitney Bowes, Inc...............     156          5,934
R.R. Donnelley & Sons Co........     150          5,661
Republic Services, Inc..........     124          3,887
Robert Half International,
  Inc...........................     121          3,272
Stericycle, Inc. (a)............      57          3,386
Waste Management, Inc...........     378         12,349
                                            -----------
                                                 59,486
                                            -----------
COMMUNICATIONS EQUIPMENT -- 2.4%
Cisco Systems, Inc. (a).........   4,347        117,673
Corning, Inc....................   1,138         27,301
Harris Corp.....................      93          5,829
JDS Uniphase Corp. (a)..........     132          1,756
Juniper Networks, Inc. (a)......     372         12,350
Motorola, Inc...................   1,687         27,059
QUALCOMM, Inc...................   1,173         46,158
Tellabs, Inc. (a)...............     297          1,942
                                            -----------
                                                240,068
                                            -----------
COMPUTERS & PERIPHERALS -- 4.3%
Apple, Inc. (a).................     630        124,790
Dell, Inc. (a)..................   1,410         34,559
Diebold, Inc....................      46          1,333
EMC Corp. (a)...................   1,499         27,776
Hewlett-Packard Co..............   1,853         93,539
International Business Machines
  Corp..........................     975        105,398
Lexmark International, Inc.
  (a)...........................      73          2,545
NCR Corp. (a)...................     128          3,213
Network Appliance, Inc. (a).....     251          6,265
SanDisk Corp. (a)...............     165          5,473
Seagate Technology..............     383          9,767
Sun Microsystems, Inc. (a)......     630         11,422
Teradata Corp. (a)..............     128          3,508
Western Digital Corp. (a).......     151          4,562
                                            -----------
                                                434,150
                                            -----------
CONSTRUCTION & ENGINEERING -- 0.3%
Fluor Corp......................      63          9,181
Foster Wheeler, Ltd. (a)........      51          7,906
Jacobs Engineering Group, Inc.
  (a)...........................      87          8,318
KBR, Inc. (a)...................     114          4,423
                                            -----------
                                                 29,828
                                            -----------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials,
  Inc...........................      31          4,111
Vulcan Materials Co.............      69          5,457
                                            -----------
                                                  9,568
                                            -----------
CONSUMER FINANCE -- 0.6%
American Express Co.............     742         38,599
Capital One Financial Corp......     300         14,178
Discover Financial Services.....     340          5,127
SLM Corp........................     287          5,780
The First Marblehead Corp.......      43            658
The Student Loan Corp...........       3            330
                                            -----------
                                                 64,672
                                            -----------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp.......................      75          3,375
Bemis Co., Inc..................      76          2,081
Crown Holdings, Inc. (a)........     113          2,898
Owens-Illinois, Inc. (a)........     105          5,197
Pactiv Corp. (a)................      93          2,477
Sealed Air Corp.................     114          2,638
Sonoco Products Co..............      69          2,255
Temple-Inland, Inc..............      74          1,543
                                            -----------
                                                 22,464
                                            -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co................     117          5,417
                                            -----------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Apollo Group, Inc. (a)..........      96          6,734
H&R Block, Inc..................     213          3,956
ITT Educational Services, Inc.
  (a)...........................      26          2,217
Weight Watchers International,
  Inc...........................      30          1,355
                                            -----------
                                                 14,262
                                            -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.1%
Bank of America Corp............   3,212        132,527
CIT Group, Inc..................     137          3,292
Citigroup, Inc..................   3,550        104,512
CME Group, Inc..................      39         26,754

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
Guaranty Financial Group, Inc.
  (a)...........................      24   $        384
IntercontinentalExchange, Inc.
  (a)...........................      49          9,433
JPMorgan Chase & Co.............   2,416        105,458
Leucadia National Corp..........     112          5,275
Moody's Corp....................     168          5,998
Nymex Holdings, Inc.............      44          5,879
NYSE Euronext...................     138         12,112
                                            -----------
                                                411,624
                                            -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.0%
AT&T, Inc.......................   4,388        182,365
CenturyTel, Inc.................      83          3,441
Citizens Communications Co......     224          2,852
Embarq Corp.....................     111          5,498
Level 3 Communications, Inc.
  (a)...........................   1,161          3,529
Qwest Communications
  International, Inc. (a).......   1,072          7,515
Verizon Communications, Inc.....   2,070         90,438
Windstream Corp.................     326          4,245
                                            -----------
                                                299,883
                                            -----------
ELECTRIC UTILITIES -- 2.0%
Allegheny Energy, Inc...........     125          7,951
American Electric Power Co.,
  Inc...........................     285         13,270
DPL, Inc........................      79          2,342
Duke Energy Corp................     905         18,254
Edison International............     216         11,528
Entergy Corp....................     140         16,733
Exelon Corp.....................     481         39,269
FirstEnergy Corp................     218         15,770
FPL Group, Inc..................     268         18,165
Northeast Utilities.............     107          3,350
Pepco Holdings, Inc.............     127          3,725
Pinnacle West Capital Corp......      64          2,714
PPL Corp........................     263         13,700
Progress Energy, Inc............     193          9,347
Reliant Energy, Inc. (a)........     237          6,219
The Southern Co.................     544         21,080
                                            -----------
                                                203,417
                                            -----------
ELECTRICAL EQUIPMENT -- 0.6%
AMETEK, Inc.....................      71          3,326
Cooper Industries, Ltd..........     151          7,985
Emerson Electric Co.............     568         32,183
First Solar, Inc. (a)...........      26          6,946
Hubbell, Inc. (Class B).........      39          2,012
Rockwell Automation, Inc........      92          6,344
Roper Industries, Inc...........      60          3,752
Sunpower Corp. (Class A) (a)....      27          3,521
                                            -----------
                                                 66,069
                                            -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Agilent Technologies, Inc. (a)..     286         10,508
Amphenol Corp. (Class A)........     124          5,750
Arrow Electronics, Inc. (a).....      90          3,535
Avnet, Inc. (a).................     102          3,567
Ingram Micro, Inc. (Class A)
  (a)...........................      99          1,786
Jabil Circuit, Inc..............     125          1,909
Molex, Inc......................      91          2,484
Trimble Navigation, Ltd. (a)....      77          2,329
Tyco Electronics, Ltd...........     357         13,255
                                            -----------
                                                 45,123
                                            -----------
ENERGY EQUIPMENT & SERVICES -- 2.6%
Baker Hughes, Inc...............     232         18,815
BJ Services Co..................     213          5,167
Cameron International Corp.
  (a)...........................     156          7,508
Diamond Offshore Drilling,
  Inc...........................      48          6,816
ENSCO International, Inc........     106          6,320
FMC Technologies, Inc. (a)......      96          5,443
Grant Prideco, Inc. (a).........      91          5,051
Halliburton Co..................     645         24,452
Nabors Industries, Ltd. (a).....     209          5,725
National-Oilwell Varco, Inc.
  (a)...........................     256         18,806
Noble Corp......................     192         10,850
Patterson-UTI Energy, Inc.......     109          2,128
Pride International, Inc. (a)...     120          4,068
Rowan Cos., Inc.................      74          2,920
Schlumberger, Ltd...............     851         83,713
Smith International, Inc........     146         10,782
Transocean, Inc.................     221         31,636
Weatherford International, Ltd.
  (a)...........................     243         16,670
                                            -----------
                                                266,870
                                            -----------
FOOD & STAPLES RETAILING -- 2.2%
Costco Wholesale Corp...........     313         21,835
CVS Caremark Corp...............   1,070         42,532
Safeway, Inc....................     319         10,913
SUPERVALU, Inc..................     148          5,553
Sysco Corp......................     434         13,545
The Kroger Co...................     468         12,500
Wal-Mart Stores, Inc............   1,818         86,410
Walgreen Co.....................     707         26,923
Whole Foods Market, Inc.........      98          3,998
                                            -----------
                                                224,209
                                            -----------
FOOD PRODUCTS -- 1.5%
Archer-Daniels-Midland Co.......     424         19,686
Bunge, Ltd......................      85          9,895
Campbell Soup Co................     169          6,038
ConAgra Foods, Inc..............     371          8,826
Dean Foods Co...................      86          2,224
General Mills, Inc..............     233         13,281
H.J. Heinz Co...................     220         10,270
Hormel Foods Corp...............      51          2,065
Kellogg Co......................     180          9,437
Kraft Foods, Inc................   1,107         36,121
McCormick & Co., Inc............      92          3,488
Sara Lee Corp...................     538          8,640
Smithfield Foods, Inc. (a)......      77          2,227
The Hershey Co..................     120          4,728
Tyson Foods, Inc. (Class A).....     193          2,959
Wm. Wrigley Jr., Co.............     159          9,309
                                            -----------
                                                149,194
                                            -----------
GAS UTILITIES -- 0.1%
Equitable Resources, Inc........      79          4,209
ONEOK, Inc......................      73          3,268
Questar Corp....................     124          6,709
                                            -----------
                                                 14,186
                                            -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Baxter International, Inc.......     464         26,935
Beckman Coulter, Inc............      42          3,058
Becton, Dickinson & Co..........     162         13,540

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
Boston Scientific Corp. (a).....     994   $     11,560
C.R. Bard, Inc..................      72          6,826
Covidien, Ltd...................     357         15,811
Dentsply International, Inc.....      97          4,367
Hillenbrand Industries, Inc.....      35          1,951
Hospira, Inc. (a)...............     114          4,861
Intuitive Surgical, Inc. (a)....      26          8,437
Kinetic Concepts, Inc. (a)......      32          1,714
Medtronic, Inc..................     823         41,372
St. Jude Medical, Inc. (a)......     252         10,241
Stryker Corp....................     222         16,588
Varian Medical Systems, Inc.
  (a)...........................      96          5,007
Zimmer Holdings, Inc. (a).......     167         11,047
                                            -----------
                                                183,315
                                            -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.3%
Aetna, Inc......................     356         20,552
AmerisourceBergen Corp..........     115          5,160
Brookdale Senior Living, Inc....      36          1,023
Cardinal Health, Inc............     264         15,246
CIGNA Corp......................     202         10,853
Community Health Systems, Inc.
  (a)...........................      62          2,285
Coventry Health Care, Inc. (a)..     108          6,399
DaVita, Inc. (a)................      70          3,945
Express Scripts, Inc. (Class A)
  (a)...........................     156         11,388
Health Net, Inc. (a)............      74          3,574
Henry Schein, Inc. (a)..........      59          3,623
Humana, Inc. (a)................     116          8,736
Laboratory Corp. of America
  Holdings (a)..................      80          6,042
Lincare Holdings, Inc. (a)......      68          2,391
McKesson Corp...................     211         13,823
Medco Health Solutions, Inc.
  (a)...........................     193         19,570
Omnicare, Inc...................      84          1,916
Patterson Cos., Inc. (a)........      84          2,852
Quest Diagnostics, Inc..........     107          5,660
UnitedHealth Group, Inc.........     927         53,951
Universal Health Services, Inc.
  (Class B).....................      41          2,099
WellPoint, Inc. (a).............     409         35,882
                                            -----------
                                                236,970
                                            -----------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)................      43          2,425
IMS Health, Inc.................     153          3,525
                                            -----------
                                                  5,950
                                            -----------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Boyd Gaming Corp................      35          1,192
Brinker International, Inc......      88          1,721
Carnival Corp...................     304         13,525
Darden Restaurants, Inc.........      85          2,355
Harrah's Entertainment, Inc.....     135         11,981
International Game Technology...     222          9,753
Las Vegas Sands Corp. (a).......      72          7,420
Marriott International, Inc.
  (Class A).....................     241          8,237
McDonald's Corp.................     859         50,604
MGM Mirage, Inc. (a)............      84          7,058
Penn National Gaming, Inc. (a)..      54          3,216
Royal Caribbean Cruises, Ltd....     102          4,329
Starbucks Corp. (a).............     529         10,829
Starwood Hotels & Resorts
  Worldwide, Inc................     147          6,472
Wendy's International, Inc......      61          1,576
Wyndham Worldwide Corp..........     136          3,204
Wynn Resorts, Ltd...............      43          4,822
Yum! Brands, Inc................     370         14,160
                                            -----------
                                                162,454
                                            -----------
HOUSEHOLD DURABLES -- 0.5%
Black & Decker Corp.............      47          3,273
Centex Corp.....................      78          1,970
D.R. Horton, Inc................     188          2,476
Fortune Brands, Inc.............     111          8,032
Garmin, Ltd.....................      90          8,730
Harman International Industries,
  Inc...........................      46          3,391
Icahn Enterprises LP............      11          1,427
KB HOME.........................      53          1,145
Leggett & Platt, Inc............     130          2,267
Lennar Corp. (Class A)..........      94          1,682
Mohawk Industries, Inc. (a).....      38          2,827
Newell Rubbermaid, Inc..........     187          4,840
NVR, Inc. (a)...................       4          2,096
Pulte Homes, Inc................     144          1,518
The Stanley Works...............      59          2,860
Toll Brothers, Inc. (a).........      81          1,625
Whirlpool Corp..................      54          4,408
                                            -----------
                                                 54,567
                                            -----------
HOUSEHOLD PRODUCTS -- 2.2%
Colgate-Palmolive Co............     375         29,235
Energizer Holdings, Inc. (a)....      42          4,710
Kimberly-Clark Corp.............     307         21,287
Procter & Gamble Co.............   2,229        163,653
The Clorox Co...................      96          6,256
                                            -----------
                                                225,141
                                            -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Constellation Energy Group,
  Inc...........................     132         13,534
Dynegy, Inc. (Class A) (a)......     280          1,999
Mirant Corp. (a)................     177          6,899
NRG Energy, Inc. (a)............     172          7,455
The AES Corp. (a)...............     471         10,075
                                            -----------
                                                 39,962
                                            -----------
INDUSTRIAL CONGLOMERATES -- 3.4%
3M Co...........................     478         40,305
General Electric Co.............   7,275        269,684
McDermott International, Inc.
  (a)...........................     169          9,976
Textron, Inc....................     177         12,620
Tyco International, Ltd.........     357         14,155
                                            -----------
                                                346,740
                                            -----------
INSURANCE -- 5.5%
ACE, Ltd........................     235         14,518
AFLAC, Inc......................     351         21,983
AMBAC Financial Group, Inc......      76          1,958
American International Group,
  Inc...........................   1,609         93,805
AON Corp........................     195          9,300
Arch Capital Group, Ltd. (a)....      29          2,040
Arthur J. Gallagher & Co........      60          1,451
Assurant, Inc...................      71          4,750
Axis Capital Holdings, Ltd......      98          3,819
Berkshire Hathaway, Inc. (Class
  A) (a)........................       1        141,600
Brown & Brown, Inc..............      77          1,809
Chubb Corp......................     272         14,846
Cincinnati Financial Corp.......     105          4,152

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
CNA Financial Corp..............      15   $        506
Everest Re Group, Ltd...........      45          4,518
Fidelity National Financial,
  Inc...........................     157          2,294
First American Corp.............      58          1,979
Genworth Financial, Inc. (Class
  A)............................     312          7,940
Hartford Financial Services
  Group, Inc....................     228         19,879
Lincoln National Corp...........     194         11,295
Loews Corp......................     326         16,411
Markel Corp. (a)................       6          2,947
Marsh & McLennan Cos., Inc......     380         10,059
MBIA, Inc.......................      93          1,733
MetLife, Inc....................     321         19,780
Nationwide Financial Services,
  Inc. (Class A)................      39          1,755
Old Republic International
  Corp..........................     146          2,250
PartnerRe, Ltd..................      42          3,466
Principal Financial Group,
  Inc...........................     190         13,080
Protective Life Corp............      45          1,846
Prudential Financial, Inc.......     324         30,145
RenaissanceRe Holdings, Ltd.....      42          2,530
SAFECO Corp.....................      74          4,120
The Allstate Corp...............     418         21,832
The Progressive Corp............     489          9,369
The Travelers Cos., Inc.........     469         25,232
Torchmark Corp..................      73          4,419
Transatlantic Holdings, Inc.....      18          1,308
Unitrin, Inc....................      30          1,440
Unum Group......................     261          6,209
White Mountains Insurance Group,
  Ltd...........................       6          3,084
WR Berkley Corp.................     107          3,190
XL Capital, Ltd. (Class A)......     132          6,641
                                            -----------
                                                557,288
                                            -----------
INTERNET & CATALOG RETAIL -- 0.4%
Amazon.com, Inc. (a)............     218         20,196
Expedia, Inc. (a)...............     153          4,838
IAC / InterActiveCorp (a).......     144          3,876
Liberty Media Holding
  Corp. -- Interactive (Series
  A)  (a).......................     459          8,758
                                            -----------
                                                 37,668
                                            -----------
INTERNET SOFTWARE & SERVICES -- 1.7%
Akamai Technologies, Inc. (a)...     118          4,083
eBay, Inc. (a)..................     837         27,780
Google, Inc. (Class A) (a)......     162        112,020
VeriSign, Inc. (a)..............     153          5,754
Yahoo!, Inc. (a)................     925         21,515
                                            -----------
                                                171,152
                                            -----------
IT SERVICES -- 1.2%
Accenture, Ltd. (Class A).......     406         14,628
Affiliated Computer Services,
  Inc. (a)......................      66          2,977
Alliance Data Systems Corp.
  (a)...........................      53          3,975
Automatic Data Processing,
  Inc...........................     385         17,144
Cognizant Technology Solutions
  Corp. (a).....................     207          7,026
Computer Sciences Corp. (a).....     126          6,233
DST Systems, Inc. (a)...........      39          3,219
Electronic Data Systems Corp....     362          7,504
Fidelity National Information
  Services, Inc.................     136          5,656
Fiserv, Inc. (a)................     118          6,548
Global Payments, Inc............      63          2,931
Iron Mountain, Inc. (a).........     126          4,665
Mastercard, Inc.................      50         10,760
Metavante Technologies, Inc.
  (a)...........................      57          1,329
Paychex, Inc....................     243          8,801
The Western Union Co............     553         13,427
Total System Services, Inc......      27            756
                                            -----------
                                                117,579
                                            -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Eastman Kodak Co................     197          4,309
Hasbro, Inc.....................     104          2,660
Mattel, Inc.....................     283          5,388
                                            -----------
                                                 12,357
                                            -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Applera Corp. -- Applied
  Biosystems Group..............     132          4,478
Charles River Laboratories
  International, Inc. (a).......      50          3,290
Covance, Inc. (a)...............      44          3,811
Invitrogen Corp. (a)............      37          3,456
Millipore Corp. (a).............      41          3,000
Pharmaceutical Product
  Development, Inc..............      72          2,907
Thermo Fisher Scientific, Inc.
  (a)...........................     309         17,823
Waters Corp. (a)................      71          5,614
                                            -----------
                                                 44,379
                                            -----------
MACHINERY -- 2.0%
Caterpillar, Inc................     468         33,958
Cummins, Inc....................      66          8,406
Danaher Corp....................     171         15,004
Deere & Co......................     314         29,240
Donaldson Co., Inc..............      51          2,365
Dover Corp......................     140          6,453
Eaton Corp......................     108         10,471
Flowserve Corp..................      42          4,040
Harsco Corp.....................      54          3,460
Illinois Tool Works, Inc........     344         18,418
Ingersoll-Rand Co., Ltd. (Class
  A)............................     191          8,876
ITT Corp........................     132          8,717
Joy Global, Inc.................      79          5,200
Oshkosh Truck Corp..............      51          2,410
PACCAR, Inc.....................     271         14,764
Pall Corp.......................      87          3,508
Parker-Hannifin Corp............     126          9,489
Pentair, Inc....................      66          2,297
SPX Corp........................      39          4,011
Terex Corp. (a).................      75          4,918
The Manitowoc Co., Inc..........      82          4,004
                                            -----------
                                                200,009
                                            -----------
MEDIA -- 3.0%
Cablevision Systems Corp. (Class
  A) (a)........................     157          3,846
CBS Corp........................     439         11,963
Clear Channel Communications,
  Inc...........................     321         11,081
Clear Channel Outdoor Holdings,
  Inc. (a)......................      25            692
Comcast Corp. (Class A) (a).....   2,088         38,127
Discovery Holding Co. (Class A)
  (a)...........................     191          4,802
EchoStar Communications Corp.
  (Class A) (a).................     150          5,658
EW Scripps Co...................      57          2,566
Gannett Co., Inc................     166          6,474
Idearc, Inc.....................     100          1,756
Lamar Advertising Co............      52          2,500

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
Liberty Global, Inc. (Class A)
  (a)...........................     260   $     10,189
Liberty Media Corp. -- Capital
  (Series A) (a)................      95         11,067
News Corp. (Class A)............   1,676         34,341
Omnicom Group, Inc..............     244         11,597
R.H. Donnelley Corp. (a)........      54          1,970
Sirius Satellite Radio, Inc.
  (a)...........................     837          2,536
The DIRECTV Group, Inc. (a).....     520         12,022
The Interpublic Group of Cos.,
  Inc. (a)......................     292          2,368
The McGraw-Hill Cos., Inc.......     231         10,120
The New York Times Co. (Class
  A)............................     102          1,788
The Walt Disney Co..............   1,278         41,254
The Washington Post Co..........       4          3,166
Time Warner Cable, Inc. (a).....     109          3,008
Time Warner, Inc................   2,687         44,362
Viacom, Inc. (a)................     413         18,139
Virgin Media, Inc...............     223          3,822
XM Satellite Radio Holdings,
  Inc. (Class A) (a)............     220          2,693
                                            -----------
                                                303,907
                                            -----------
METALS & MINING -- 1.0%
Alcoa, Inc......................     604         22,076
Allegheny Technologies, Inc.....      71          6,134
Freeport-McMoRan Copper & Gold,
  Inc...........................     275         28,171
Newmont Mining Corp.............     307         14,991
Nucor Corp......................     184         10,896
Southern Copper Corp............      55          5,782
Titanium Metals Corp............      53          1,402
United States Steel Corp........      82          9,915
                                            -----------
                                                 99,367
                                            -----------
MULTI-UTILITIES -- 1.2%
Alliant Energy Corp.............      81          3,296
Ameren Corp.....................     150          8,131
CenterPoint Energy, Inc.........     190          3,255
Consolidated Edison, Inc........     202          9,868
Dominion Resources, Inc.........     416         19,739
DTE Energy Co...................     117          5,143
Energy East Corp................     102          2,775
Integrys Energy Group, Inc......      52          2,688
MDU Resources Group, Inc........     107          2,954
NiSource, Inc...................     184          3,476
NSTAR...........................      75          2,717
PG&E Corp.......................     258         11,117
Public Service Enterprise Group,
  Inc...........................     181         17,781
SCANA Corp......................      71          2,993
Sempra Energy...................     168         10,396
TECO Energy, Inc................     139          2,392
Wisconsin Energy Corp...........      81          3,946
Xcel Energy, Inc................     314          7,087
                                            -----------
                                                119,754
                                            -----------
MULTILINE RETAIL -- 0.7%
Dollar Tree Stores, Inc. (a)....      74          1,918
Family Dollar Stores, Inc.......     111          2,134
J. C. Penney Co., Inc...........     143          6,291
Kohl's Corp. (a)................     209          9,572
Macy's, Inc.....................     324          8,382
Nordstrom, Inc..................     152          5,583
Sears Holdings Corp. (a)........      57          5,817
Target Corp.....................     537         26,850
                                            -----------
                                                 66,547
                                            -----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp......................     673         10,896
                                            -----------
OIL, GAS & CONSUMABLE FUELS -- 10.0%
Anadarko Petroleum Corp.........     339         22,269
Apache Corp.....................     237         25,487
Arch Coal, Inc..................     100          4,493
Chesapeake Energy Corp..........     324         12,701
Chevron Corp....................   1,522        142,048
CNX Gas Corp. (a)...............      17            543
ConocoPhillips..................   1,064         93,951
CONSOL Energy, Inc..............     132          9,441
Denbury Resources, Inc. (a).....     174          5,176
Devon Energy Corp...............     305         27,118
El Paso Corp....................     510          8,792
Enbridge Energy Partners LP.....      35          1,769
Energy Transfer Equity LP.......      88          3,100
Energy Transfer Partners LP.....      53          2,856
Enterprise Products Partners
  LP............................     211          6,727
EOG Resources, Inc..............     177         15,797
Exxon Mobil Corp................   3,934        368,576
Frontier Oil Corp...............      69          2,800
Hess Corp.......................     207         20,878
Kinder Morgan Energy Partners
  LP............................     108          5,831
Marathon Oil Corp...............     508         30,917
Murphy Oil Corp.................     131         11,114
Newfield Exploration Co. (a)....      88          4,638
Noble Energy, Inc...............     118          9,383
Occidental Petroleum Corp.......     602         46,348
ONEOK Partners LP...............      33          2,021
Patriot Coal Corp. (a)..........      17            710
Peabody Energy Corp.............     195         12,020
Pioneer Natural Resources Co....      88          4,298
Plains All American Pipeline
  LP............................      76          3,952
Range Resources Corp............     108          5,547
SandRidge Energy, Inc. (a)......      21            753
Southwestern Energy Co. (a).....     123          6,854
Spectra Energy Corp.............     454         11,722
Sunoco, Inc.....................      86          6,230
Teekay Corp.....................      25          1,330
Tesoro Corp.....................      96          4,579
The Williams Cos., Inc..........     430         15,385
Ultra Petroleum Corp. (a).......     106          7,579
Valero Energy Corp..............     397         27,802
XTO Energy, Inc.................     339         17,398
                                            -----------
                                              1,010,933
                                            -----------
PAPER & FOREST PRODUCTS -- 0.3%
Domtar Corp. (a)................     331          2,545
International Paper Co..........     318         10,297
MeadWestvaco Corp...............     125          3,913
Weyerhaeuser Co.................     156         11,503
                                            -----------
                                                 28,258
                                            -----------
PERSONAL PRODUCTS -- 0.1%
Avon Products, Inc..............     311         12,294
The Estee Lauder Cos., Inc.
  (Class A).....................      69          3,009
                                            -----------
                                                 15,303
                                            -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
PHARMACEUTICALS -- 5.8%
Abbott Laboratories.............   1,108   $     62,214
Allergan, Inc...................     214         13,747
APP Pharmaceuticals, Inc. (a)...      15            154
Barr Pharmaceuticals, Inc. (a)..      78          4,142
Bristol-Myers Squibb Co.........   1,413         37,473
Eli Lilly & Co..................     699         37,320
Endo Pharmaceuticals Holdings,
  Inc. (a)......................      90          2,400
Forest Laboratories, Inc. (a)...     223          8,128
Johnson & Johnson...............   2,058        137,269
King Pharmaceuticals, Inc. (a)..     167          1,710
Merck & Co., Inc................   1,554         90,303
Mylan Laboratories, Inc.........     195          2,742
Pfizer, Inc.....................   4,911        111,627
Schering-Plough Corp............   1,158         30,849
Sepracor, Inc. (a)..............      73          1,916
Warner Chilcott, Ltd. (a).......      48            851
Wyeth...........................     964         42,599
                                            -----------
                                                585,444
                                            -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.4%
AMB Property Corp...............      69          3,972
Annaly Capital Management,
  Inc...........................     274          4,981
Apartment Investment &
  Management Co. (Class A)......      65          2,257
Avalonbay Communities, Inc......      60          5,648
Boston Properties, Inc..........      87          7,988
Camden Property Trust...........      39          1,878
CapitalSource, Inc..............      86          1,513
Developers Diversified Realty
  Corp..........................      88          3,370
Duke Realty Corp................      96          2,504
Equity Residential..............     201          7,330
Federal Realty Investment
  Trust.........................      42          3,450
General Growth Properties,
  Inc...........................     166          6,836
HCP, Inc........................     139          4,834
Hospitality Properties Trust....      66          2,127
Host Hotels & Resorts, Inc......     360          6,134
iStar Financial, Inc............      88          2,292
Kimco Realty Corp...............     159          5,788
Liberty Property Trust..........      58          1,671
Mack-Cali Realty Corp...........      41          1,394
Plum Creek Timber Co., Inc......     122          5,617
ProLogis........................     190         12,042
Public Storage..................      93          6,827
Regency Centers Corp............      48          3,096
Simon Property Group, Inc.......     162         14,071
SL Green Realty Corp............      45          4,206
The Macerich Co.................      50          3,553
UDR, Inc........................      87          1,727
Ventas, Inc.....................      92          4,163
Vornado Realty Trust............      99          8,707
Weingarten Realty Investors.....      52          1,635
                                            -----------
                                                141,611
                                            -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp......     142          2,734
CB Richard Ellis Group, Inc.
  (Class A) (a).................     131          2,823
Forest City Enterprises, Inc....      48          2,133
Forestar Real Estate Group, Inc.
  (a)...........................      24            566
                                            -----------
                                                  8,256
                                            -----------
ROAD & RAIL -- 0.7%
Burlington Northern Santa Fe
  Corp..........................     228         18,976
CSX Corp........................     308         13,546
Hertz Global Holdings, Inc.
  (a)...........................      94          1,494
J.B. Hunt Transport Services,
  Inc...........................      52          1,433
Norfolk Southern Corp...........     274         13,820
Union Pacific Corp..............     187         23,491
                                            -----------
                                                 72,760
                                            -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.6%
Advanced Micro Devices, Inc.
  (a)...........................     406          3,045
Altera Corp.....................     261          5,042
Analog Devices, Inc.............     216          6,847
Applied Materials, Inc..........   1,013         17,991
Broadcom Corp. (Class A) (a)....     340          8,888
Intel Corp......................   4,154        110,746
International Rectifier Corp.
  (a)...........................      44          1,495
Intersil Corp. (Class A)........      99          2,423
KLA-Tencor Corp.................     132          6,357
Lam Research Corp. (a)..........      97          4,193
Linear Technology Corp..........     159          5,061
LSI Logic Corp. (a).............     535          2,841
Marvell Technology Group, Ltd.
  (a)...........................     320          4,474
MEMC Electronic Materials, Inc.
  (a)...........................     162         14,335
Microchip Technology, Inc.......     147          4,619
Micron Technology, Inc. (a).....     544          3,944
National Semiconductor Corp.....     188          4,256
Novellus Systems, Inc. (a)......      96          2,647
NVIDIA Corp. (a)................     394         13,404
Teradyne, Inc. (a)..............     138          1,427
Texas Instruments, Inc..........   1,000         33,400
Varian Semiconductor Equipment
  Associates, Inc. (a)..........      48          1,776
Xilinx, Inc.....................     200          4,374
                                            -----------
                                                263,585
                                            -----------
SOFTWARE -- 3.8%
Activision, Inc. (a)............     207          6,148
Adobe Systems, Inc. (a).........     424         18,117
Autodesk, Inc. (a)..............     168          8,360
BEA Systems, Inc. (a)...........     270          4,261
BMC Software, Inc. (a)..........     151          5,382
CA, Inc.........................     294          7,335
Cadence Design Systems, Inc.
  (a)...........................     184          3,130
Citrix Systems, Inc. (a)........     126          4,789
Electronic Arts, Inc. (a).......     225         13,142
Intuit, Inc. (a)................     215          6,796
McAfee, Inc. (a)................     114          4,275
Microsoft Corp..................   6,001        213,636
NAVTEQ Corp. (a)................      65          4,914
Oracle Corp. (a)................   2,827         63,834
Red Hat, Inc. (a)...............     126          2,626
Salesforce.com, Inc. (a)........      66          4,137
Symantec Corp. (a)..............     609          9,829
Synopsys, Inc. (a)..............      94          2,437
VMware, Inc. (Class A) (a)......      27          2,295
                                            -----------
                                                385,443
                                            -----------
SPECIALTY RETAIL -- 1.6%
Abercrombie & Fitch Co..........      60          4,798
Advance Auto Parts, Inc.........      80          3,039

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
American Eagle Outfitters,
  Inc...........................     135   $      2,804
AutoNation, Inc. (a)............     121          1,895
AutoZone, Inc. (a)..............      32          3,837
Bed Bath & Beyond, Inc. (a).....     202          5,937
Best Buy Co., Inc...............     240         12,636
CarMax, Inc. (a)................     146          2,884
Chico's FAS, Inc. (a)...........     123          1,111
GameStop Corp. (Class A) (a)....     106          6,584
Guess ?, Inc....................      32          1,212
Limited Brands, Inc.............     235          4,449
Lowe's Cos., Inc................   1,079         24,407
O'Reilly Automotive, Inc. (a)...      77          2,497
Office Depot, Inc. (a)..........     188          2,615
PetSmart, Inc...................      97          2,282
RadioShack Corp.................      93          1,568
Ross Stores, Inc................     101          2,583
Staples, Inc....................     512         11,812
The Gap, Inc....................     433          9,214
The Home Depot, Inc.............   1,214         32,705
The Sherwin-Williams Co.........      81          4,701
The TJX Cos., Inc...............     326          9,366
Tiffany & Co....................     102          4,695
Urban Outfitters, Inc. (a)......      78          2,126
Williams-Sonoma, Inc............      62          1,606
                                            -----------
                                                163,363
                                            -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
Coach, Inc. (a).................     257          7,859
CROCS, Inc. (a).................      48          1,767
Liz Claiborne, Inc..............      74          1,506
NIKE, Inc. (Class B)............     261         16,767
Polo Ralph Lauren Corp..........      42          2,595
V. F. Corp......................      61          4,188
                                            -----------
                                                 34,682
                                            -----------
THRIFTS & MORTGAGE FINANCE -- 0.7%
Countrywide Financial Corp......     413          3,692
Fannie Mae......................     700         27,986
Freddie Mac.....................     481         16,388
Hudson City Bancorp, Inc........     361          5,422
MGIC Investment Corp............      65          1,458
New York Community Bancorp,
  Inc...........................     185          3,252
People's United Financial,
  Inc...........................      88          1,566
Sovereign Bancorp, Inc..........     211          2,406
TFS Financial Corp. (a).........      50            597
Washington Mutual, Inc..........     618          8,411
                                            -----------
                                                 71,178
                                            -----------
TOBACCO -- 1.3%
Altria Group, Inc...............   1,499        113,294
Loews Corp.- Carolina Group.....      75          6,398
Reynolds American, Inc..........     120          7,915
UST, Inc........................     112          6,138
                                            -----------
                                                133,745
                                            -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co.....................      94          3,800
W.W. Grainger, Inc..............      45          3,938
                                            -----------
                                                  7,738
                                            -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
American Tower Corp. (Class A)
  (a)...........................     292         12,439
Clearwire Corp. (Class A) (a)...      37            507
Crown Castle International Corp.
  (a)...........................     194          8,071
Leap Wireless International,
  Inc. (a)......................      34          1,586
MetroPCS Communications, Inc.
  (a)...........................     130          2,529
NII Holdings, Inc. (a)..........     122          5,895
Sprint Nextel Corp..............   2,031         26,667
Telephone & Data Systems, Inc...      72          4,507
US Cellular Corp. (a)...........      12          1,009
                                            -----------
                                                 63,210
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $10,036,027)............             10,116,569
                                            -----------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
STIC Prime Portfolio
  (Cost $71,763)................  71,763         71,763
                                            -----------
TOTAL INVESTMENTS -- 100.5%
  (Cost $10,107,790)............             10,188,332
                                            -----------
OTHER ASSETS AND
  LIABILITIES -- (0.5)%.........                (48,371)
                                            -----------
NET ASSETS -- 100.0%............            $10,139,961
                                            ===========




(a)    Non-income producing security
(b)    Affiliated issuer. (Note 3)


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 2.9%
Alliant Techsystems, Inc. (a)..    1,510   $    171,778
General Dynamics Corp. ........   14,662      1,304,771
L-3 Communications Holdings,
  Inc. ........................    5,430        575,254
Lockheed Martin Corp. .........   14,363      1,511,849
Precision Castparts Corp. .....    6,038        837,471
Raytheon Co. ..................   18,851      1,144,256
Rockwell Collins, Inc. ........    7,264        522,790
Spirit Aerosystems Holdings,
  Inc. (a).....................    4,579        157,975
United Technologies Corp. .....   40,138      3,072,163
                                           ------------
                                              9,298,307
                                           ------------
AIR FREIGHT & LOGISTICS -- 1.2%
C.H. Robinson Worldwide,
  Inc. ........................    7,606        411,637
Expeditors International of
  Washington, Inc. ............    9,226        412,218
FedEx Corp. ...................   12,409      1,106,510
United Parcel Service, Inc.
  (Class B)....................   29,883      2,113,326
                                           ------------
                                              4,043,691
                                           ------------
AIRLINES -- 0.3%
AMR Corp. (a)..................    9,933        139,360
Delta Air Lines, Inc. (a)......   11,953        177,980
Northwest Airlines Corp. (a)...   10,424        151,252
Southwest Airlines Co. ........   32,945        401,929
UAL Corp. (a)..................    5,014        178,800
                                           ------------
                                              1,049,321
                                           ------------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. ..............    5,080        245,923
The Goodyear Tire & Rubber Co.
  (a)..........................    9,003        254,064
                                           ------------
                                                499,987
                                           ------------
AUTOMOBILES -- 0.2%
Harley-Davidson, Inc. .........   10,607        495,453
                                           ------------
BEVERAGES -- 2.4%
Anheuser-Busch Cos., Inc. .....   32,165      1,683,516
Brown-Forman Corp. ............    3,247        240,635
Constellation Brands, Inc.
  (Class A) (a)................    8,245        194,912
Hansen Natural Corp. (a).......    3,106        137,565
PepsiCo, Inc. .................   70,682      5,364,764
The Pepsi Bottling Group,
  Inc. ........................    6,390        252,149
                                           ------------
                                              7,873,541
                                           ------------
BIOTECHNOLOGY -- 2.7%
Abraxis Bioscience, Inc. (a)...      252         17,330
Amgen, Inc. (a)................   47,463      2,204,182
Amylin Pharmaceuticals, Inc.
  (a)..........................    5,937        219,669
Biogen Idec, Inc. (a)..........   12,860        731,991
Celgene Corp. (a)..............   16,930        782,335
Cephalon, Inc. (a).............    2,915        209,180
Genentech, Inc. (a)............   20,187      1,353,942
Genzyme Corp. (a)..............   11,488        855,167
Gilead Sciences, Inc. (a)......   40,740      1,874,448
Millennium Pharmaceuticals,
  Inc. (a).....................   13,983        209,465
Vertex Pharmaceuticals, Inc.
  (a)..........................    5,601        130,111
                                           ------------
                                              8,587,820
                                           ------------
BUILDING PRODUCTS -- 0.1%
Trane, Inc. ...................    7,688        359,106
                                           ------------
CAPITAL MARKETS -- 1.9%
BlackRock, Inc. ...............      872        189,050
E*TRADE Financial Corp. (a)....   18,205         64,628
Eaton Vance Corp. .............    5,584        253,570
Fortress Investment Group LLC
  (Class A)....................    1,681         26,190
Franklin Resources, Inc. ......    7,209        824,926
GLG Partners, Inc. (a).........   10,482        142,555
Invesco, Ltd. .................   18,434        578,459
Legg Mason, Inc. ..............    5,641        412,639
Och-Ziff Capital Management
  Group LLC....................    1,728         45,412
SEI Investments Co. ...........    6,278        201,963
State Street Corp. (b).........   16,981      1,378,857
T. Rowe Price Group, Inc. .....   11,577        704,808
TD Ameritrade Holding Corp.
  (a)..........................   10,724        215,123
The Charles Schwab Corp. ......   41,293      1,055,036
                                           ------------
                                              6,093,216
                                           ------------
CHEMICALS -- 1.7%
Celanese Corp. ................    6,415        271,483
Ecolab, Inc. ..................    7,627        390,579
Huntsman Corp. ................    3,942        101,309
Monsanto Co. ..................   23,753      2,652,973
Praxair, Inc. .................   13,929      1,235,642
Sigma-Aldrich Corp. ...........    5,015        273,819
The Mosaic Co. (a).............    6,325        596,700
                                           ------------
                                              5,522,505
                                           ------------
COMMERCIAL BANKS -- 0.1%
Commerce Bancorp, Inc. ........    8,507        324,457
                                           ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Allied Waste Industries, Inc.
  (a)..........................   12,614        139,006
ChoicePoint, Inc. (a)..........    3,255        118,547
Cintas Corp. ..................    5,854        196,812
Dun & Bradstreet Corp. ........    2,595        229,995
Equifax, Inc. .................    6,014        218,669
Manpower, Inc. ................    3,673        208,994
Monster Worldwide, Inc. (a)....    5,078        164,527
Robert Half International,
  Inc. ........................    7,154        193,444
Stericycle, Inc. (a)...........    3,830        227,502
Waste Management, Inc. ........   22,296        728,410
                                           ------------
                                              2,425,906
                                           ------------
COMMUNICATIONS EQUIPMENT -- 4.5%
Cisco Systems, Inc. (a)........  266,128      7,204,085
Corning, Inc. .................   68,619      1,646,170
Harris Corp. ..................    6,075        380,781
JDS Uniphase Corp. (a).........    9,346        124,302
Juniper Networks, Inc. (a).....   22,893        760,047
Motorola, Inc. ................  101,519      1,628,365
QUALCOMM, Inc. ................   71,688      2,820,923
                                           ------------
                                             14,564,673
                                           ------------
COMPUTERS & PERIPHERALS -- 5.7%
Apple, Inc. (a)................   38,303      7,587,058
Dell, Inc. (a).................   86,343      2,116,267
Diebold, Inc. .................    2,880         83,463
EMC Corp. (a)..................   92,057      1,705,816
Hewlett-Packard Co. ...........  112,881      5,698,233
Lexmark International, Inc.
  (a)..........................    4,131        144,007
Network Appliance, Inc. (a)....   15,746        393,020

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
SanDisk Corp. (a)..............    9,865   $    327,222
Western Digital Corp. (a)......    9,758        294,789
                                           ------------
                                             18,349,875
                                           ------------
CONSTRUCTION & ENGINEERING -- 0.6%
Fluor Corp. ...................    3,811        555,339
Foster Wheeler, Ltd. (a).......    3,099        480,407
Jacobs Engineering Group, Inc.
  (a)..........................    5,239        500,901
KBR, Inc. (a)..................    7,260        281,688
                                           ------------
                                              1,818,335
                                           ------------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials,
  Inc. ........................    1,818        241,067
                                           ------------
CONSUMER FINANCE -- 0.9%
American Express Co. ..........   45,385      2,360,927
SLM Corp. .....................   17,963        361,775
The First Marblehead Corp. ....    2,590         39,627
                                           ------------
                                              2,762,329
                                           ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. ....................    4,380        197,100
Crown Holdings, Inc. (a).......    6,942        178,062
Pactiv Corp. (a)...............    5,653        150,540
Sealed Air Corp. ..............    6,943        160,661
                                           ------------
                                                686,363
                                           ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a).........    6,091        427,284
H&R Block, Inc. ...............   14,452        268,373
ITT Educational Services, Inc.
  (a)..........................    1,788        152,463
Weight Watchers International,
  Inc. ........................    1,565         70,707
                                           ------------
                                                918,827
                                           ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
CME Group, Inc. ...............    2,330      1,598,380
Intercontinental Exchange, Inc.
  (a)..........................    2,974        572,495
Leucadia National Corp. .......    7,069        332,950
Moody's Corp. .................    9,706        346,504
Nymex Holdings, Inc. ..........    2,653        354,467
NYSE Euronext..................    8,300        728,491
                                           ------------
                                              3,933,287
                                           ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
Level 3 Communications, Inc.
  (a)..........................   65,576        199,351
Windstream Corp. ..............   20,486        266,728
                                           ------------
                                                466,079
                                           ------------
ELECTRIC UTILITIES -- 0.1%
Allegheny Energy, Inc. ........    7,131        453,603
                                           ------------
ELECTRICAL EQUIPMENT -- 0.3%
AMETEK, Inc. ..................    4,667        218,602
First Solar, Inc. (a)..........    1,495        399,375
Roper Industries, Inc. ........    3,802        237,777
Sunpower Corp. (Class A) (a)...    1,554        202,626
                                           ------------
                                              1,058,380
                                           ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
Agilent Technologies, Inc.
  (a)..........................   17,051        626,454
Amphenol Corp. (Class A).......    7,691        356,631
Arrow Electronics, Inc. (a)....    5,282        207,477
Jabil Circuit, Inc. ...........    7,781        118,816
Trimble Navigation, Ltd. (a)...    5,153        155,827
Tyco Electronics, Ltd. ........   21,610        802,379
                                           ------------
                                              2,267,584
                                           ------------
ENERGY EQUIPMENT & SERVICES -- 5.0%
Baker Hughes, Inc. ............   14,000      1,135,400
BJ Services Co. ...............   12,657        307,059
Cameron International Corp.
  (a)..........................    9,522        458,294
Diamond Offshore Drilling,
  Inc. ........................    2,843        403,706
ENSCO International, Inc. .....    6,424        382,999
FMC Technologies, Inc. (a).....    5,740        325,458
Grant Prideco, Inc. (a)........    5,464        303,307
Halliburton Co. ...............   38,565      1,461,999
Nabors Industries, Ltd. (a)....   12,435        340,595
National-Oilwell Varco, Inc.
  (a)..........................   15,559      1,142,964
Noble Corp. ...................   11,721        662,354
Patterson-UTI Energy, Inc. ....    6,645        129,710
Pride International, Inc. (a)..    7,268        246,385
Rowan Cos., Inc. ..............    4,816        190,039
Schlumberger, Ltd. ............   52,162      5,131,176
Smith International, Inc. .....    8,641        638,138
Transocean, Inc. (a)...........   13,565      1,941,830
Weatherford International, Ltd.
  (a)..........................   14,836      1,017,749
                                           ------------
                                             16,219,162
                                           ------------
FOOD & STAPLES RETAILING -- 3.7%
Costco Wholesale Corp. ........   19,112      1,333,253
CVS Caremark Corp. ............   64,721      2,572,660
Sysco Corp. ...................   26,774        835,617
Wal-Mart Stores, Inc. .........  110,024      5,229,441
Walgreen Co. ..................   43,480      1,655,718
Whole Foods Market, Inc. ......    5,924        241,699
                                           ------------
                                             11,868,388
                                           ------------
FOOD PRODUCTS -- 0.9%
Archer-Daniels-Midland Co. ....   25,649      1,190,883
Bunge, Ltd. ...................    5,254        611,618
Dean Foods Co. ................    5,790        149,730
The Hershey Co. ...............    6,810        268,314
Wm. Wrigley Jr., Co. ..........   10,046        588,193
                                           ------------
                                              2,808,738
                                           ------------
GAS UTILITIES -- 0.3%
Equitable Resources, Inc. .....    5,000        266,400
ONEOK, Inc. ...................    4,262        190,810
Questar Corp. .................    7,543        408,076
                                           ------------
                                                865,286
                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
Baxter International, Inc. ....   27,837      1,615,938
Beckman Coulter, Inc. .........    2,720        198,016
Becton, Dickinson & Co. .......   10,041        839,227
Boston Scientific Corp. (a)....   60,257        700,789
C.R. Bard, Inc. ...............    4,487        425,367
Covidien, Ltd. ................   21,410        948,249
Dentsply International, Inc. ..    6,278        282,635
Hospira, Inc. (a)..............    6,842        291,743
Intuitive Surgical, Inc. (a)...    1,644        533,478
Kinetic Concepts, Inc. (a).....    2,278        122,010
Medtronic, Inc. ...............   49,753      2,501,083
St. Jude Medical, Inc. (a).....   14,762        599,928
Stryker Corp. .................   13,719      1,025,083

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
Varian Medical Systems, Inc.
  (a)..........................    5,443   $    283,907
Zimmer Holdings, Inc. (a)......   10,512        695,369
                                           ------------
                                             11,062,822
                                           ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.2%
Aetna, Inc. ...................   21,975      1,268,617
AmerisourceBergen Corp. .......    7,436        333,653
Brookdale Senior Living,
  Inc. ........................    1,835         52,132
Cardinal Health, Inc. .........   15,883        917,243
Community Health Systems, Inc.
  (a)..........................    4,236        156,139
Coventry Health Care, Inc.
  (a)..........................    6,871        407,107
DaVita, Inc. (a)...............    4,558        256,843
Express Scripts, Inc. (Class A)
  (a)..........................    9,383        684,959
Health Net, Inc. (a)...........    4,791        231,405
Henry Schein, Inc. (a).........    3,911        240,135
Humana, Inc. (a)...............    7,225        544,115
Lincare Holdings, Inc. (a).....    3,690        129,740
McKesson Corp. ................   12,664        829,619
Medco Health Solutions, Inc.
  (a)..........................   11,799      1,196,419
Omnicare, Inc. ................    5,103        116,399
Patterson Cos., Inc. (a).......    5,719        194,160
Quest Diagnostics, Inc. .......    6,455        341,470
UnitedHealth Group, Inc. ......   56,648      3,296,914
Universal Health Services, Inc.
  (Class B)....................    2,218        113,562
WellPoint, Inc. (a)............   25,014      2,194,478
                                           ------------
                                             13,505,109
                                           ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)...............    2,708        152,731
IMS Health, Inc. ..............    8,287        190,933
                                           ------------
                                                343,664
                                           ------------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
Boyd Gaming Corp. .............    2,453         83,574
Brinker International, Inc. ...    4,486         87,746
Darden Restaurants, Inc. ......    5,601        155,204
Harrah's Entertainment, Inc. ..    8,054        714,792
International Game Technology..   13,826        607,376
Las Vegas Sands Corp. (a)......    4,523        466,095
Marriott International, Inc.
  (Class A)....................   14,356        490,688
MGM Mirage, Inc. (a)...........    5,673        476,645
Penn National Gaming, Inc.
  (a)..........................    3,244        193,180
Starbucks Corp. (a)............   32,295        661,079
Starwood Hotels & Resorts
  Worldwide, Inc. .............    8,786        386,848
Wendy's International, Inc. ...    3,729         96,357
Wyndham Worldwide Corp. .......    7,764        182,920
Wynn Resorts, Ltd. ............    2,745        307,797
Yum! Brands, Inc. .............   22,333        854,684
                                           ------------
                                              5,764,985
                                           ------------
HOUSEHOLD DURABLES -- 0.4%
D.R. Horton, Inc. .............   11,954        157,434
Garmin, Ltd. ..................    5,587        541,939
Harman International
  Industries, Inc. ............    2,633        194,079
Lennar Corp. (Class A).........    6,002        107,376
Pulte Homes, Inc. .............    9,284         97,853
Toll Brothers, Inc. (a)........    5,737        115,084
                                           ------------
                                              1,213,765
                                           ------------
HOUSEHOLD PRODUCTS -- 3.9%
Colgate-Palmolive Co. .........   22,591      1,761,195
Energizer Holdings, Inc. (a)...    2,484        278,531
Procter & Gamble Co. ..........  136,441     10,017,498
The Clorox Co. ................    5,977        389,521
                                           ------------
                                             12,446,745
                                           ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.8%
Constellation Energy Group,
  Inc. ........................    7,972        817,369
Dynegy, Inc. (Class A) (a).....   17,237        123,072
Mirant Corp. (a)...............   11,350        442,423
NRG Energy, Inc. (a)...........   10,603        459,534
The AES Corp. (a)..............   29,310        626,941
                                           ------------
                                              2,469,339
                                           ------------
INDUSTRIAL CONGLOMERATES -- 0.9%
3M Co. ........................   28,813      2,429,512
McDermott International, Inc.
  (a)..........................    9,825        579,970
                                           ------------
                                              3,009,482
                                           ------------
INSURANCE -- 3.4%
AFLAC, Inc. ...................   21,374      1,338,654
Arch Capital Group, Ltd. (a)...    2,070        145,624
Assurant, Inc. ................    4,316        288,740
Axis Capital Holdings, Ltd. ...    6,117        238,379
Berkshire Hathaway, Inc. (Class
  A) (a).......................       45      6,372,000
Brown & Brown, Inc. ...........    5,021        117,994
Prudential Financial, Inc. ....   19,925      1,853,822
The Progressive Corp. .........   28,770        551,233
WR Berkley Corp. ..............    7,018        209,207
                                           ------------
                                             11,115,653
                                           ------------
INTERNET & CATALOG RETAIL -- 0.7%
Amazon.com, Inc. (a)...........   13,012      1,205,432
Expedia, Inc. (a)..............    9,886        312,595
IAC / InterActiveCorp (a)......    8,619        232,024
Liberty Media Holding Corp. -
  Interactive (Series A) (a)...   26,803        511,401
                                           ------------
                                              2,261,452
                                           ------------
INTERNET SOFTWARE & SERVICES -- 3.2%
Akamai Technologies, Inc. (a)..    7,056        244,138
eBay, Inc. (a).................   51,370      1,704,970
Google, Inc. (Class A) (a).....    9,931      6,867,088
VeriSign, Inc. (a).............    9,737        366,208
Yahoo!, Inc. (a)...............   55,477      1,290,395
                                           ------------
                                             10,472,799
                                           ------------
IT SERVICES -- 2.0%
Accenture, Ltd. (Class A)......   25,198        907,884
Affiliated Computer Services,
  Inc. (a).....................    4,048        182,565
Alliance Data Systems Corp.
  (a)..........................    3,407        255,491
Automatic Data Processing,
  Inc. ........................   23,293      1,037,237
Cognizant Technology Solutions
  Corp. (a)....................   12,632        428,730
DST Systems, Inc. (a)..........    2,229        184,004
Fidelity National Information
  Services, Inc. ..............    8,525        354,555
Fiserv, Inc. (a)...............    7,092        393,535
Global Payments, Inc. .........    3,589        166,960
Iron Mountain, Inc. (a)........    7,875        291,532
Mastercard, Inc. ..............    3,063        659,158
Paychex, Inc. .................   14,754        534,390
The Western Union Co. .........   32,844        797,452
Total System Services, Inc. ...    8,587        240,436
                                           ------------
                                              6,433,929
                                           ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
LIFE SCIENCES TOOLS & SERVICES -- 0.8%
Applera Corp. -- Applied
  Biosystems Group.............    7,406   $    251,211
Charles River Laboratories
  International, Inc. (a)......    2,979        196,018
Covance, Inc. (a)..............    2,814        243,749
Invitrogen Corp. (a)...........    2,020        188,688
Millipore Corp. (a)............    2,305        168,680
Pharmaceutical Product
  Development, Inc. ...........    4,484        181,019
Thermo Fisher Scientific, Inc.
  (a)..........................   18,547      1,069,791
Waters Corp. (a)...............    4,311        340,871
                                           ------------
                                              2,640,027
                                           ------------
MACHINERY -- 2.4%
Caterpillar, Inc. .............   28,287      2,052,505
Cummins, Inc. .................    4,028        513,046
Danaher Corp. .................   10,816        948,996
Donaldson Co., Inc. ...........    2,939        136,311
Flowserve Corp. ...............    2,503        240,789
Harsco Corp. ..................    3,594        230,268
Illinois Tool Works, Inc. .....   20,443      1,094,518
ITT Corp. .....................    7,850        518,414
Joy Global, Inc. ..............    4,683        308,235
Oshkosh Truck Corp. ...........    3,146        148,680
PACCAR, Inc. ..................   16,183        881,650
Terex Corp. (a)................    4,422        289,950
The Manitowoc Co., Inc. .......    5,793        282,872
                                           ------------
                                              7,646,234
                                           ------------
MEDIA -- 5.3%
Cablevision Systems Corp.
  (Class A) (a)................    9,858        241,521
Clear Channel Communications,
  Inc. ........................   19,644        678,111
Clear Channel Outdoor Holdings,
  Inc. (a).....................    1,654         45,750
Comcast Corp. (Class A) (a)....  127,843      2,334,413
Discovery Holding Co. (Class A)
  (a)..........................   12,115        304,571
EchoStar Communications Corp.
  (Class A) (a)................    9,135        344,572
EW Scripps Co. ................    3,683        165,772
Lamar Advertising Co. .........    3,092        148,632
Liberty Global, Inc. (Class A)
  (a)..........................   16,275        637,817
Liberty Media Corp. -- Capital
  (Series A) (a)...............    5,649        658,052
News Corp. (Class A)...........  101,389      2,077,461
Omnicom Group, Inc. ...........   14,334        681,295
R.H. Donnelley Corp. (a).......    3,122        113,891
Sirius Satellite Radio, Inc.
  (a)..........................   59,002        178,776
The DIRECTV Group, Inc. (a)....   30,765        711,287
The McGraw-Hill Cos., Inc. ....   14,472        634,018
The Walt Disney Co. ...........   78,137      2,522,262
The Washington Post Co. .......      251        198,649
Time Warner Cable, Inc. (a)....    6,705        185,058
Time Warner, Inc. .............  163,638      2,701,663
Viacom, Inc. (a)...............   25,524      1,121,014
Virgin Media, Inc. ............   12,525        214,679
XM Satellite Radio Holdings,
  Inc. (Class A) (a)...........   13,254        162,229
                                           ------------
                                             17,061,493
                                           ------------
METALS & MINING -- 1.2%
Allegheny Technologies, Inc. ..    4,150        358,560
Freeport-McMoRan Copper & Gold,
  Inc. ........................   16,679      1,708,597
Newmont Mining Corp. ..........   18,993        927,428
Nucor Corp. ...................   11,527        682,629
Titanium Metals Corp. .........    3,764         99,558
                                           ------------
                                              3,776,772
                                           ------------
MULTI-UTILITIES -- 0.3%
Public Service Enterprise
  Group, Inc. .................   10,977      1,078,380
                                           ------------
MULTILINE RETAIL -- 1.1%
Dollar Tree Stores, Inc. (a)...    4,164        107,931
Family Dollar Stores, Inc. ....    5,855        112,592
J. C. Penney Co., Inc. ........    8,535        375,455
Kohl's Corp. (a)...............   12,499        572,454
Macy's, Inc. ..................   19,166        495,824
Nordstrom, Inc. ...............    9,181        337,218
Target Corp. ..................   32,974      1,648,700
                                           ------------
                                              3,650,174
                                           ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. ...................   40,524        656,084
                                           ------------
OIL, GAS & CONSUMABLE FUELS -- 5.0%
Anadarko Petroleum Corp. ......   20,392      1,339,550
Apache Corp. ..................   14,322      1,540,188
Arch Coal, Inc. ...............    6,354        285,485
Chesapeake Energy Corp. .......   19,502        764,478
CNX Gas Corp. (a)..............    1,233         39,394
CONSOL Energy, Inc. ...........    8,073        577,381
Denbury Resources, Inc. (a)....   10,710        318,623
Devon Energy Corp. ............   18,284      1,625,630
Energy Transfer Equity LP......    5,401        190,277
EOG Resources, Inc. ...........   10,635        949,174
Frontier Oil Corp. ............    4,558        184,964
Kinder Morgan Energy Partners
  LP...........................    6,956        375,554
Murphy Oil Corp. ..............    7,664        650,214
Newfield Exploration Co. (a)...    5,590        294,593
Noble Energy, Inc. ............    7,513        597,434
Patriot Coal Corp. (a).........    1,138         47,500
Peabody Energy Corp. ..........   11,584        714,038
Pioneer Natural Resources
  Co. .........................    5,399        263,687
Range Resources Corp. .........    6,363        326,804
SandRidge Energy, Inc. (a).....    1,246         44,682
Southwestern Energy Co. (a)....    7,337        408,818
Sunoco, Inc. ..................    5,266        381,469
The Williams Cos., Inc. .......   25,917        927,310
Ultra Petroleum Corp. (a)......    6,577        470,256
Valero Energy Corp. ...........   23,943      1,676,728
XTO Energy, Inc. ..............   20,925      1,074,682
                                           ------------
                                             16,068,913
                                           ------------
PAPER & FOREST PRODUCT --  0.0% (C)
Domtar Corp. (a)...............   19,894        152,985
                                           ------------
PERSONAL PRODUCTS -- 0.3%
Avon Products, Inc. ...........   18,718        739,923
The Estee Lauder Cos., Inc.
  (Class A)....................    4,505        196,463
                                           ------------
                                                936,386
                                           ------------
PHARMACEUTICALS -- 1.2%
Allergan, Inc. ................   13,234        850,152
APP Pharmaceuticals, Inc. (a)..    1,014         10,414
Barr Pharmaceuticals, Inc.
  (a)..........................    4,597        244,101
Endo Pharmaceuticals Holdings,
  Inc. (a).....................    5,863        156,366
Forest Laboratories, Inc. (a)..   13,907        506,910
Mylan Laboratories, Inc. ......   13,485        189,599

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
Schering-Plough Corp. .........   71,051   $  1,892,799
Sepracor, Inc. (a).............    4,761        124,976
Warner Chilcott, Ltd. (a)......    3,622         64,218
                                           ------------
                                              4,039,535
                                           ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Camden Property Trust..........    2,396        115,368
CapitalSource, Inc. ...........    6,970        122,602
General Growth Properties,
  Inc. ........................    9,946        409,576
Public Storage.................    5,609        411,757
Simon Property Group, Inc. ....    9,745        846,451
Ventas, Inc. ..................    5,745        259,961
                                           ------------
                                              2,165,715
                                           ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. ...    8,777        168,957
CB Richard Ellis Group, Inc.
  (Class A) (a)................    8,787        189,360
                                           ------------
                                                358,317
                                           ------------
ROAD & RAIL -- 0.3%
Hertz Global Holdings, Inc.
  (a)..........................    5,693         90,462
J.B. Hunt Transport Services,
  Inc. ........................    3,841        105,820
Norfolk Southern Corp. ........   17,133        864,188
                                           ------------
                                              1,060,470
                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 5.0%
Advanced Micro Devices, Inc.
  (a)..........................   23,840        178,800
Altera Corp. ..................   14,790        285,743
Analog Devices, Inc. ..........   13,768        436,446
Applied Materials, Inc. .......   60,162      1,068,477
Broadcom Corp. (Class A) (a)...   20,559        537,412
Intel Corp. ...................  254,652      6,789,022
International Rectifier Corp.
  (a)..........................    3,117        105,884
Intersil Corp. (Class A).......    5,723        140,099
KLA-Tencor Corp. ..............    8,069        388,603
Lam Research Corp. (a).........    5,282        228,341
Linear Technology Corp. .......    9,109        289,939
LSI Logic Corp. (a)............   30,758        163,325
Marvell Technology Group, Ltd.
  (a)..........................   20,142        281,585
MEMC Electronic Materials, Inc.
  (a)..........................   10,056        889,855
Microchip Technology, Inc. ....    9,386        294,908
Micron Technology, Inc. (a)....   32,506        235,669
National Semiconductor Corp. ..   11,309        256,036
Novellus Systems, Inc. (a).....    5,036        138,843
NVIDIA Corp. (a)...............   24,355        828,557
Teradyne, Inc. (a).............    7,750         80,135
Texas Instruments, Inc. .......   61,324      2,048,222
Varian Semiconductor Equipment
  Associates, Inc. (a).........    3,240        119,880
Xilinx, Inc. ..................   12,725        278,296
                                           ------------
                                             16,064,077
                                           ------------
SOFTWARE -- 7.2%
Activision, Inc. (a)...........   12,858        381,883
Adobe Systems, Inc. (a)........   25,183      1,076,070
Autodesk, Inc. (a).............   10,122        503,671
BEA Systems, Inc. (a)..........   17,230        271,889
BMC Software, Inc. (a).........    8,776        312,777
CA, Inc. ......................   18,145        452,718
Citrix Systems, Inc. (a).......    8,418        319,968
Electronic Arts, Inc. (a)......   13,862        809,679
Intuit, Inc. (a)...............   13,366        422,499
McAfee, Inc. (a)...............    6,968        261,300
Microsoft Corp. ...............  364,546     12,977,838
NAVTEQ Corp. (a)...............    4,193        316,991
Oracle Corp. (a)...............  171,917      3,881,886
Red Hat, Inc. (a)..............    8,304        173,055
Salesforce.com, Inc. (a).......    4,364        273,579
Symantec Corp. (a).............   38,450        620,583
Synopsys, Inc. (a).............    6,136        159,106
VMware, Inc. (Class A) (a).....    1,670        141,933
                                           ------------
                                             23,357,425
                                           ------------
SPECIALTY RETAIL -- 2.9%
Abercrombie & Fitch Co. .......    3,743        299,328
Advance Auto Parts, Inc. ......    4,404        167,308
American Eagle Outfitters,
  Inc. ........................    8,361        173,658
AutoNation, Inc. (a)...........    6,335         99,206
AutoZone, Inc. (a).............    1,909        228,908
Bed Bath & Beyond, Inc. (a)....   11,959        351,475
Best Buy Co., Inc. ............   14,995        789,487
CarMax, Inc. (a)...............    9,289        183,458
Chico's FAS, Inc. (a)..........    7,281         65,747
GameStop Corp. (Class A) (a)...    6,546        406,572
Guess ?, Inc. .................    2,387         90,443
Lowe's Cos., Inc. .............   64,592      1,461,071
O'Reilly Automotive, Inc. (a)..    5,018        162,734
Office Depot, Inc. (a).........   11,714        162,942
PetSmart, Inc. ................    5,800        136,474
Ross Stores, Inc. .............    6,226        159,199
Staples, Inc. .................   31,386        724,075
The Gap, Inc. .................   25,861        550,322
The Home Depot, Inc. ..........   73,371      1,976,615
The TJX Cos., Inc. ............   19,463        559,172
Tiffany & Co. .................    5,789        266,468
Urban Outfitters, Inc. (a).....    5,244        142,951
Williams-Sonoma, Inc. .........    3,820         98,938
                                           ------------
                                              9,256,551
                                           ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Coach, Inc. (a)................   16,243        496,711
CROCS, Inc. (a)................    3,242        119,338
Liz Claiborne, Inc. ...........    4,522         92,022
NIKE, Inc. (Class B)...........   15,595      1,001,823
Polo Ralph Lauren Corp. .......    2,614        161,519
                                           ------------
                                              1,871,413
                                           ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Countrywide Financial Corp. ...   24,921        222,794
Hudson City Bancorp, Inc. .....   21,487        322,734
                                           ------------
                                                545,528
                                           ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ..................    6,034        243,894
                                           ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
American Tower Corp. (Class A)
  (a)..........................   17,690        753,593
Clearwire Corp. (Class A) (a)..    3,080         42,227
Crown Castle International
  Corp. (a)....................   12,415        516,464
Leap Wireless International,
  Inc. (a).....................    2,115         98,643
MetroPCS Communications, Inc.
  (a)..........................    7,922        154,083
NII Holdings, Inc. (a).........    7,462        360,564
Sprint Nextel Corp. ...........  124,713      1,637,482

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
Telephone & Data Systems,
  Inc. ........................    4,484   $    280,698
US Cellular Corp. (a)..........      626         52,647
                                           ------------
                                              3,896,401
                                           ------------
TOTAL COMMON STOCKS --
  (Cost $294,037,161)..........             322,481,804
                                           ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
STIC Prime Portfolio
  (Cost $823,116)..............  823,116        823,116
                                           ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $294,860,277)..........             323,304,920
OTHER ASSETS AND
  LIABILITIES -- (0.2)%........                (510,338)
                                           ------------
NET ASSETS -- 100.0%...........            $322,794,582
                                           ============




(a)    Non-income producing security
(b)    Affiliated issuer. (Note 3)
(c)    Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 2.0%
Boeing Co. ...................     13,261   $  1,159,807
Goodrich Corp. ...............      2,397        169,252
Honeywell International,
  Inc. .......................     13,070        804,720
Northrop Grumman Corp. .......      6,060        476,559
                                            ------------
                                               2,610,338
                                            ------------
AUTO COMPONENTS -- 0.4%
Johnson Controls, Inc. .......     11,164        402,351
WABCO Holdings, Inc. .........      1,035         51,843
                                            ------------
                                                 454,194
                                            ------------
AUTOMOBILES -- 0.4%
Ford Motor Co. (a)............     39,487        265,747
General Motors Corp. .........      9,284        231,079
                                            ------------
                                                 496,826
                                            ------------
BEVERAGES -- 2.2%
Coca-Cola Enterprises, Inc. ..      5,328        138,688
Molson Coors Brewing Co. .....      2,810        145,052
The Coca-Cola Co. ............     40,608      2,492,113
                                            ------------
                                               2,775,853
                                            ------------
BUILDING PRODUCTS -- 0.2%
Masco Corp. ..................      7,116        153,777
USG Corp. (a).................      1,514         54,186
                                            ------------
                                                 207,963
                                            ------------
CAPITAL MARKETS -- 4.7%
AllianceBernstein Holding LP..        583         43,871
Ameriprise Financial, Inc. ...      4,487        247,278
Federated Investors, Inc. ....      1,855         76,352
Janus Capital Group, Inc. ....      3,282        107,813
Lehman Brothers Holdings,
  Inc. .......................     10,136        663,300
Merrill Lynch & Co., Inc. ....     15,410        827,209
Morgan Stanley................     18,398        977,118
Northern Trust Corp. .........      3,724        285,184
The Bank of New York Mellon
  Corp. ......................     21,725      1,059,311
The Bear Stearns Cos., Inc. ..      2,070        182,677
The Blackstone Group LP.......      2,790         61,743
The Goldman Sachs Group,
  Inc. .......................      6,917      1,487,501
                                            ------------
                                               6,019,357
                                            ------------
CHEMICALS -- 2.0%
Air Products & Chemicals,
  Inc. .......................      3,912        385,841
Ashland, Inc. ................      1,069         50,703
E. I. du Pont de Nemours &
  Co. ........................     17,117        754,688
Eastman Chemical Co. .........      1,622         99,088
International Flavors &
  Fragrances, Inc. ...........      1,527         73,494
Lubrizol Corp. ...............      1,307         70,787
PPG Industries, Inc. .........      3,125        219,469
Rohm & Haas Co. ..............      2,844        150,931
The Dow Chemical Co. .........     17,969        708,338
                                            ------------
                                               2,513,339
                                            ------------
COMMERCIAL BANKS -- 5.9%
Associated Bancorp............      2,215         60,004
BB&T Corp. ...................     10,465        320,962
City National Corp. ..........        753         44,841
Comerica, Inc. ...............      2,910        126,672
Commerce Bancshares, Inc. ....      1,377         61,752
Fifth Third Bancorp...........      9,231        231,975
First Horizon National
  Corp. ......................      2,303         41,799
Huntington Bancshares, Inc. ..      7,048        104,029
Keycorp.......................      7,003        164,220
M&T Bank Corp. ...............      1,529        124,721
Marshall & Ilsley Corp........      4,847        128,349
National City Corp. ..........     10,908        179,546
PNC Financial Services Group,
  Inc. .......................      6,499        426,659
Popular, Inc. ................      4,762         50,477
Regions Financial Corp. ......     13,338        315,444
SunTrust Banks, Inc. .........      6,662        416,308
Synovus Financial Corp. ......      5,245        126,300
TCF Financial Corp. ..........      2,404         43,104
The Colonial BancGroup,
  Inc. .......................      2,957         40,038
U.S. Bancorp..................     32,934      1,045,325
UnionBanCal Corp. ............        995         48,665
Valley National Bancorp.......      2,285         43,552
Wachovia Corp. ...............     37,836      1,438,903
Wells Fargo & Co. ............     60,978      1,840,926
Zions Bancorp.................      2,068         96,555
                                            ------------
                                               7,521,126
                                            ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
Avery Dennison Corp. .........      1,867         99,212
Pitney Bowes, Inc. ...........      4,162        158,323
R.R. Donnelley & Sons Co. ....      4,141        156,281
Republic Services, Inc. ......      3,296        103,330
                                            ------------
                                                 517,146
                                            ------------
COMMUNICATIONS EQUIPMENT -- 0.0% (B)
Tellabs, Inc. (a).............      7,509         49,109
                                            ------------
COMPUTERS & PERIPHERALS -- 2.8%
International Business
  Machines Corp. .............     26,096      2,820,978
NCR Corp. (a).................      3,312         83,131
Seagate Technology............     10,106        257,703
Sun Microsystems, Inc. (a)....     16,209        293,869
Teradata Corp. (a)............      3,312         90,782
                                            ------------
                                               3,546,463
                                            ------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co. .........      1,860        147,107
                                            ------------
CONSUMER FINANCE -- 0.4%
Capital One Financial Corp. ..      7,937        375,103
Discover Financial Services...      8,218        123,927
The Student Loan Corp. .......         98         10,780
                                            ------------
                                                 509,810
                                            ------------
CONTAINERS & PACKAGING -- 0.2%
Bemis Co., Inc. ..............      2,077         56,868
Owens-Illinois, Inc. (a)......      2,691        133,205
Sonoco Products Co. ..........      1,962         64,118
Temple-Inland, Inc. ..........      1,791         37,342
                                            ------------
                                                 291,533
                                            ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ............      3,185        147,465
                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 7.2%
Bank of America Corp. ........     85,824      3,541,098
CIT Group, Inc. ..............      3,720         89,391
Citigroup, Inc. ..............     94,895      2,793,709
Guaranty Financial Group, Inc.
  (a).........................      1,197         19,152
JPMorgan Chase & Co. .........     64,595      2,819,572
                                            ------------
                                               9,262,922
                                            ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
DIVERSIFIED TELECOMMUNICATION SERVICES -- 6.1%
AT&T, Inc. ...................    116,592   $  4,845,563
CenturyTel, Inc. .............      2,097         86,942
Citizens Communications Co. ..      6,474         82,414
Embarq Corp. .................      2,864        141,854
Qwest Communications
  International, Inc. (a).....     28,726        201,369
Verizon Communications,
  Inc. .......................     55,445      2,422,392
                                            ------------
                                               7,780,534
                                            ------------
ELECTRIC UTILITIES -- 4.1%
American Electric Power Co.,
  Inc. .......................      7,438        346,313
DPL, Inc. ....................      2,115         62,710
Duke Energy Corp. ............     23,942        482,910
Edison International..........      5,699        304,156
Entergy Corp. ................      3,719        444,495
Exelon Corp. .................     12,606      1,029,154
FirstEnergy Corp. ............      5,831        421,814
FPL Group, Inc. ..............      7,130        483,271
Northeast Utilities...........      2,952         92,427
Pepco Holdings, Inc. .........      3,912        114,739
Pinnacle West Capital Corp. ..      1,861         78,925
PPL Corp. ....................      7,067        368,120
Progress Energy, Inc. ........      4,932        238,857
Reliant Energy, Inc. (a)......      6,370        167,149
The Southern Co. .............     14,444        559,705
                                            ------------
                                               5,194,745
                                            ------------
ELECTRICAL EQUIPMENT -- 1.0%
Cooper Industries, Ltd. ......      3,758        198,723
Emerson Electric Co. .........     15,133        857,436
Hubbell, Inc. (Class B).......      1,090         56,244
Rockwell Automation, Inc. ....      2,580        177,917
                                            ------------
                                               1,290,320
                                            ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
Avnet, Inc. (a)...............      2,804         98,056
Ingram Micro, Inc. (Class A)
  (a).........................      2,726         49,177
Molex, Inc. ..................      2,684         73,273
                                            ------------
                                                 220,506
                                            ------------
FOOD & STAPLES RETAILING -- 0.6%
Safeway, Inc. ................      8,362        286,064
SUPERVALU, Inc. ..............      4,151        155,746
The Kroger Co. ...............     11,979        319,959
                                            ------------
                                                 761,769
                                            ------------
FOOD PRODUCTS -- 2.2%
Campbell Soup Co. ............      4,606        164,572
ConAgra Foods, Inc. ..........      9,323        221,794
General Mills, Inc. ..........      6,454        367,878
H.J. Heinz Co. ...............      5,861        273,591
Hormel Foods Corp. ...........      1,418         57,401
Kellogg Co. ..................      4,725        247,732
Kraft Foods, Inc. ............     29,497        962,487
McCormick & Co., Inc. ........      2,193         83,137
Sara Lee Corp. ...............     13,845        222,351
Smithfield Foods, Inc. (a)....      2,353         68,049
Tyson Foods, Inc. (Class A)...      5,168         79,225
                                            ------------
                                               2,748,217
                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Hillenbrand Industries,
  Inc. .......................      1,093         60,913
                                            ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
CIGNA Corp. ..................      5,417        291,056
Laboratory Corp. of America
  Holdings (a)................      2,270        171,453
                                            ------------
                                                 462,509
                                            ------------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
Carnival Corp. ...............      8,007        356,231
McDonald's Corp. .............     23,005      1,355,225
Royal Caribbean Cruises,
  Ltd. .......................      2,619        111,150
                                            ------------
                                               1,822,606
                                            ------------
HOUSEHOLD DURABLES -- 0.7%
Black & Decker Corp. .........      1,187         82,675
Centex Corp. .................      2,176         54,966
Fortune Brands, Inc. .........      2,894        209,410
Icahn Enterprises LP..........        306         39,694
KB HOME.......................      1,439         31,082
Leggett & Platt, Inc. ........      3,407         59,418
Mohawk Industries, Inc. (a)...      1,068         79,459
Newell Rubbermaid, Inc. ......      5,246        135,767
NVR, Inc. (a).................         97         50,828
The Stanley Works.............      1,526         73,980
Whirlpool Corp. ..............      1,538        125,547
                                            ------------
                                                 942,826
                                            ------------
HOUSEHOLD PRODUCTS -- 0.4%
Kimberly-Clark Corp. .........      8,138        564,289
                                            ------------
INDUSTRIAL CONGLOMERATES -- 6.2%
General Electric Co. .........    193,154      7,160,219
Textron, Inc. ................      4,786        341,242
Tyco International, Ltd. .....      9,367        371,401
                                            ------------
                                               7,872,862
                                            ------------
INSURANCE -- 7.0%
ACE, Ltd. ....................      6,195        382,727
AMBAC Financial Group, Inc. ..      1,986         51,179
American International Group,
  Inc. .......................     42,484      2,476,817
AON Corp. ....................      4,962        236,638
Arthur J. Gallagher & Co. ....      1,846         44,655
Chubb Corp. ..................      7,282        397,452
Cincinnati Financial Corp. ...      3,050        120,597
CNA Financial Corp. ..........        491         16,557
Everest Re Group, Ltd. .......      1,206        121,082
Fidelity National Financial,
  Inc. .......................      4,028         58,849
First American Corp. .........      1,548         52,818
Genworth Financial, Inc.
  (Class A)...................      8,431        214,569
Hartford Financial Services
  Group, Inc. ................      6,009        523,925
Lincoln National Corp. .......      5,150        299,833
Loews Corp. ..................      8,639        434,887
Markel Corp. (a)..............        206        101,167
Marsh & McLennan Cos., Inc. ..     10,387        274,944
MBIA, Inc. ...................      2,319         43,203
MetLife, Inc. ................      8,585        529,008
Nationwide Financial Services,
  Inc. (Class A)..............        996         44,830
Old Republic International
  Corp. ......................      4,509         69,484
PartnerRe, Ltd. ..............      1,133         93,506
Principal Financial Group,
  Inc. .......................      4,958        341,309
Protective Life Corp. ........      1,365         55,992

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
RenaissanceRe Holdings,
  Ltd. .......................      1,241   $     74,758
SAFECO Corp. .................      1,793         99,834
The Allstate Corp. ...........     10,902        569,411
The Travelers Cos., Inc. .....     12,321        662,870
Torchmark Corp. ..............      1,770        107,138
Transatlantic Holdings,
  Inc. .......................        514         37,352
Unitrin, Inc. ................        980         47,030
Unum Group....................      6,928        164,817
White Mountains Insurance
  Group, Ltd. ................        148         76,079
XL Capital, Ltd. (Class A)....      3,443        173,217
                                            ------------
                                               8,998,534
                                            ------------
IT SERVICES -- 0.3%
Computer Sciences Corp. (a)...      3,305        163,498
Electronic Data Systems
  Corp. ......................      9,679        200,646
Metavante Technologies, Inc.
  (a).........................      2,049         47,783
                                            ------------
                                                 411,927
                                            ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Eastman Kodak Co. ............      5,408        118,273
Hasbro, Inc. .................      2,657         67,966
Mattel, Inc. .................      6,867        130,748
                                            ------------
                                                 316,987
                                            ------------
MACHINERY -- 1.6%
Deere & Co. ..................      8,390        781,277
Dover Corp. ..................      3,831        176,571
Eaton Corp. ..................      2,852        276,501
Ingersoll-Rand Co., Ltd.
  (Class A)...................      5,118        237,834
Pall Corp. ...................      2,275         91,728
Parker-Hannifin Corp. ........      3,297        248,297
Pentair, Inc. ................      1,975         68,750
SPX Corp. ....................      1,018        104,701
                                            ------------
                                               1,985,659
                                            ------------
MEDIA -- 0.5%
CBS Corp. ....................     11,521        313,947
Gannett Co., Inc. ............      4,376        170,664
Idearc, Inc. .................      2,833         49,748
The Interpublic Group of Cos.,
  Inc. (a)....................      8,703         70,581
The New York Times Co. (Class
  A)..........................      2,844         49,855
                                            ------------
                                                 654,795
                                            ------------
METALS & MINING -- 0.8%
Alcoa, Inc. ..................     16,113        588,930
Southern Copper Corp. ........      1,416        148,864
United States Steel Corp. ....      2,305        278,698
                                            ------------
                                               1,016,492
                                            ------------
MULTI-UTILITIES -- 2.1%
Alliant Energy Corp. .........      2,203         89,640
Ameren Corp. .................      3,951        214,184
CenterPoint Energy, Inc. .....      5,335         91,388
Consolidated Edison, Inc. ....      5,109        249,575
Dominion Resources, Inc. .....     10,958        519,957
DTE Energy Co. ...............      3,179        139,749
Energy East Corp. ............      2,926         79,616
Integrys Energy Group, Inc. ..      1,453         75,106
MDU Resources Group, Inc. ....      3,230         89,180
NiSource, Inc. ...............      5,140         97,095
NSTAR.........................      1,972         71,426
PG&E Corp. ...................      6,616        285,083
SCANA Corp. ..................      1,967         82,909
Sempra Energy.................      4,463        276,170
TECO Energy, Inc. ............      3,841         66,104
Wisconsin Energy Corp. .......      2,190        106,675
Xcel Energy, Inc. ............      8,053        181,756
                                            ------------
                                               2,715,613
                                            ------------
MULTILINE RETAIL -- 0.1%
Sears Holdings Corp. (a)......      1,477        150,728
                                            ------------
OIL, GAS & CONSUMABLE FUELS -- 15.5%
Chevron Corp. ................     40,768      3,804,877
ConocoPhillips................     28,275      2,496,682
El Paso Corp. ................     13,413        231,240
Enbridge Energy Partners LP...      1,179         59,587
Energy Transfer Partners LP...      1,436         77,372
Enterprise Products Partners
  LP..........................      5,177        165,043
Exxon Mobil Corp. ............    104,441      9,785,077
Hess Corp. ...................      5,499        554,629
Marathon Oil Corp. ...........     13,531        823,497
Occidental Petroleum Corp. ...     15,927      1,226,220
ONEOK Partners LP.............        891         54,574
Plains All American Pipeline
  LP..........................      1,751         91,052
Spectra Energy Corp. .........     11,819        305,167
Teekay Corp. .................        826         43,951
Tesoro Corp. .................      2,619        124,926
                                            ------------
                                              19,843,894
                                            ------------
PAPER & FOREST PRODUCTS -- 0.5%
International Paper Co. ......      8,208        265,775
MeadWestvaco Corp. ...........      3,394        106,232
Weyerhaeuser Co. .............      4,164        307,054
                                            ------------
                                                 679,061
                                            ------------
PHARMACEUTICALS -- 10.8%
Abbott Laboratories...........     29,343      1,647,609
Bristol-Myers Squibb Co. .....     37,547        995,746
Eli Lilly & Co. ..............     18,399        982,323
Johnson & Johnson.............     54,745      3,651,492
King Pharmaceuticals, Inc.
  (a).........................      4,411         45,169
Merck & Co., Inc. ............     41,494      2,411,216
Pfizer, Inc. .................    130,639      2,969,425
Wyeth.........................     25,427      1,123,619
                                            ------------
                                              13,826,599
                                            ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.2%
AMB Property Corp. ...........      1,833        105,507
Annaly Capital Management,
  Inc. .......................      7,859        142,877
Apartment Investment &
  Management Co. (Class A)....      1,859         64,563
Avalonbay Communities, Inc. ..      1,517        142,810
Boston Properties, Inc. ......      2,273        208,684
Developers Diversified Realty
  Corp. ......................      2,349         89,943
Duke Realty Corp. ............      2,831         73,832
Equity Residential............      5,063        184,648
Federal Realty Investment
  Trust.......................      1,115         91,597
HCP, Inc. ....................      4,180        145,380
Hospitality Properties Trust..      1,759         56,675
Host Hotels & Resorts, Inc. ..      9,903        168,747
iStar Financial, Inc. ........      2,434         63,406

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
Kimco Realty Corp. ...........      4,158   $    151,351
Liberty Property Trust........      1,743         50,216
Mack-Cali Realty Corp. .......      1,298         44,132
Plum Creek Timber Co., Inc. ..      3,405        156,766
ProLogis......................      4,858        307,900
Regency Centers Corp. ........      1,326         85,514
SL Green Realty Corp. ........      1,138        106,357
The Macerich Co. .............      1,325         94,155
UDR, Inc. ....................      2,510         49,824
Vornado Realty Trust..........      2,763        243,006
Weingarten Realty Investors...      1,447         45,494
                                            ------------
                                               2,873,384
                                            ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Forest City Enterprises,
  Inc. .......................      1,331         59,150
Forestar Real Estate Group,
  Inc. (a)....................      1,197         28,237
                                            ------------
                                                  87,387
                                            ------------
ROAD & RAIL -- 1.1%
Burlington Northern Santa Fe
  Corp. ......................      5,905        491,473
CSX Corp. ....................      7,941        349,245
Union Pacific Corp. ..........      4,988        626,593
                                            ------------
                                               1,467,311
                                            ------------
SOFTWARE -- 0.1%
Cadence Design Systems, Inc.
  (a).........................      5,190         88,282
                                            ------------
SPECIALTY RETAIL -- 0.2%
Limited Brands, Inc. .........      5,995        113,485
RadioShack Corp. .............      2,477         41,762
The Sherwin-Williams Co. .....      2,091        121,362
TravelCenters of America LLC
  (a).........................        150          1,875
                                            ------------
                                                 278,484
                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
V. F. Corp. ..................      1,644        112,877
                                            ------------
THRIFTS & MORTGAGE FINANCE -- 1.3%
Fannie Mae....................     18,758        749,945
Freddie Mac...................     12,699        432,655
MGIC Investment Corp. ........      1,513         33,936
New York Community Bancorp,
  Inc. .......................      6,062        106,570
People's United Financial,
  Inc. .......................      3,210         57,138
Sovereign Bancorp, Inc. ......      6,210         70,794
TFS Financial Corp. (a).......      1,840         21,970
Washington Mutual, Inc. ......     16,442        223,776
                                            ------------
                                               1,696,784
                                            ------------
TOBACCO -- 2.8%
Altria Group, Inc. ...........     40,043      3,026,450
Loews Corp.-Carolina Group....      2,046        174,524
Reynolds American, Inc. ......      3,251        214,436
UST, Inc. ....................      3,058        167,578
                                            ------------
                                               3,582,988
                                            ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
W.W. Grainger, Inc. ..........      1,233        107,912
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $122,474,805).........               127,688,345
                                            ------------
SHORT TERM INVESTMENTS -- 0.9%
MONEY MARKET FUND -- 0.9%
STIC Prime Portfolio
  (Cost $1,174,577)...........  1,174,577      1,174,577
                                            ------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $123,649,382).........               128,862,922
OTHER ASSETS AND
  LIABILITIES -- (0.7)%.......                  (912,222)
                                            ------------
NET ASSETS -- 100.0%..........              $127,950,700
                                            ============




(a)    Non-income producing security



See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.8%
Alliant Techsystems, Inc. (a)..        473   $    53,808
BE Aerospace, Inc. (a).........      1,331        70,410
Spirit Aerosystems Holdings,
  Inc. (a).....................      1,474        50,853
                                             -----------
                                                 175,071
                                             -----------
AIR FREIGHT & LOGISTICS -- 0.1%
UTI Worldwide, Inc. ...........      1,252        24,539
                                             -----------
AIRLINES -- 1.2%
AMR Corp. (a)..................      3,334        46,776
Continental Airlines, Inc.
  (Class B) (a)................      1,390        30,928
Delta Air Lines, Inc. (a)......      3,889        57,907
Northwest Airlines Corp. (a)...      3,376        48,986
UAL Corp. (a)..................      1,671        59,588
US Airways Group, Inc. (a).....      1,257        18,490
                                             -----------
                                                 262,675
                                             -----------
AUTO COMPONENTS -- 1.2%
BorgWarner, Inc. ..............      1,679        81,280
Gentex Corp. ..................      2,072        36,819
The Goodyear Tire & Rubber Co.
  (a)..........................      3,047        85,986
TRW Automotive Holdings Corp.
  (a)..........................        805        16,825
WABCO Holdings, Inc. ..........        818        40,974
                                             -----------
                                                 261,884
                                             -----------
AUTOMOBILES -- 0.1%
Thor Industries, Inc. .........        566        21,514
                                             -----------
BEVERAGES -- 0.6%
Constellation Brands, Inc.
  (Class A) (a)................      2,780        65,719
Hansen Natural Corp. (a).......      1,062        47,036
PepsiAmericas, Inc. ...........        933        31,088
                                             -----------
                                                 143,843
                                             -----------
BIOTECHNOLOGY -- 1.2%
Abraxis BioScience, Inc. (a)...         87         5,983
Cephalon, Inc. (a).............        967        69,392
ImClone Systems, Inc. (a)......        902        38,786
Millennium Pharmaceuticals,
  Inc. (a).....................      4,629        69,342
PDL BioPharma, Inc. (a)........      1,735        30,397
Vertex Pharmaceuticals, Inc.
  (a)..........................      1,911        44,393
                                             -----------
                                                 258,293
                                             -----------
BUILDING PRODUCTS -- 0.4%
Lennox International, Inc. ....        870        36,035
Owens Corning, Inc. (a)........      1,338        27,054
USG Corp. (a)..................      1,044        37,365
                                             -----------
                                                 100,454
                                             -----------
CAPITAL MARKETS -- 2.5%
Affiliated Managers Group, Inc.
  (a)..........................        430        50,508
Eaton Vance Corp. .............      1,788        81,193
Federated Investors, Inc. .....      1,386        57,048
GLG Partners, Inc. (a).........      3,480        47,328
Janus Capital Group, Inc. .....      2,466        81,008
Jefferies Group, Inc. .........      1,557        35,889
MF Global, Ltd. (a)............      1,405        44,215
Raymond James Financial,
  Inc. ........................      1,385        45,234
SEI Investments Co. ...........      2,051        65,981
The Blackstone Group LP........      2,105        46,583
                                             -----------
                                                 554,987
                                             -----------
CHEMICALS -- 3.7%
Airgas, Inc. ..................      1,020        53,152
Albemarle Corp. ...............      1,114        45,953
Ashland, Inc. .................        808        38,323
Cabot Corp. ...................        907        30,239
Celanese Corp. ................      2,189        92,639
CF Industries Holdings, Inc. ..        718        79,023
Cytec Industries, Inc. ........        603        37,133
Eastman Chemical Co. ..........      1,172        71,597
FMC Corp. .....................      1,046        57,059
Hercules, Inc. ................      1,676        32,431
Huntsman Corp. ................      1,307        33,590
International Flavors &
  Fragrances, Inc. ............      1,077        51,836
Lubrizol Corp. ................        991        53,673
Nalco Holding Co. .............      2,084        50,391
Rockwood Holdings, Inc. (a)....        361        11,992
RPM International, Inc. .......      1,749        35,505
The Scotts Miracle-Gro Co.
  (Class A)....................        651        24,360
Valhi, Inc. ...................        168         2,678
Valspar Corp. .................      1,426        32,142
Zep, Inc. (a)..................        315         4,369
                                             -----------
                                                 838,085
                                             -----------
COMMERCIAL BANKS -- 2.1%
Associated Bancorp.............      1,720        46,595
Bank of Hawaii Corp. ..........        719        36,770
BOK Financial Corp. ...........        344        17,785
City National Corp. ...........        571        34,003
Commerce Bancshares, Inc. .....        980        43,974
Cullen/Frost Bankers, Inc. ....        844        42,757
First Horizon National Corp. ..      1,810        32,851
Fulton Financial Corp. ........      2,621        29,408
PNC Financial Services Group,
  Inc. ........................          1            66
Popular, Inc. .................      3,818        40,471
TCF Financial Corp. ...........      1,793        32,148
The Colonial BancGroup, Inc. ..      2,304        31,196
Valley National Bancorp........      1,752        33,393
Webster Financial Corp. .......        815        26,056
Wilmington Trust Corp. ........        987        34,742
                                             -----------
                                                 482,215
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.0%
Allied Waste Industries, Inc.
  (a)..........................      4,129        45,502
ChoicePoint, Inc. (a)..........      1,032        37,585
Cintas Corp. ..................      1,980        66,568
Copart, Inc. (a)...............        955        40,635
Corrections Corp. of America
  (a)..........................      1,764        52,056
Covanta Holding Corp. (a)......      1,547        42,790
Dun & Bradstreet Corp. ........        839        74,360
EnergySolutions, Inc. (a)......        426        11,498
IHS, Inc. (a)..................        445        26,949
Monster Worldwide, Inc. (a)....      1,718        55,663
Robert Half International,
  Inc. ........................      2,328        62,949
Steelcase, Inc. (Class A)......        900        14,283
Stericycle, Inc. (a)...........      1,277        75,854
The Brink's Co. ...............        590        35,247
The Corporate Executive Board
  Co. .........................        544        32,694
                                             -----------
                                                 674,633
                                             -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMUNICATIONS EQUIPMENT -- 1.3%
CIENA Corp. (a)................      1,228   $    41,887
CommScope, Inc. (a)............        976        48,029
F5 Networks, Inc. (a)..........      1,214        34,623
Foundry Networks, Inc. (a).....      1,862        32,622
JDS Uniphase Corp. (a).........      3,085        41,031
Polycom, Inc. (a)..............      1,326        36,836
Riverbed Technology, Inc. (a)..        760        20,322
Tellabs, Inc. (a)..............      5,779        37,795
                                             -----------
                                                 293,145
                                             -----------
COMPUTERS & PERIPHERALS -- 1.0%
Brocade Communications Systems,
  Inc. (a).....................      5,625        41,288
Diebold, Inc. .................        989        28,661
Lexmark International, Inc.
  (a)..........................      1,365        47,584
Western Digital Corp. (a)......      3,195        96,521
                                             -----------
                                                 214,054
                                             -----------
CONSTRUCTION & ENGINEERING -- 1.5%
Aecom Technology Corp. (a).....      1,047        29,912
Granite Construction, Inc. ....        494        17,873
KBR, Inc. (a)..................      2,426        94,129
Quanta Services, Inc. (a)......      2,459        64,524
The Shaw Group, Inc. (a).......      1,093        66,061
URS Corp. (a)..................      1,154        62,697
                                             -----------
                                                 335,196
                                             -----------
CONSTRUCTION MATERIALS -- 0.4%
Martin Marietta Materials,
  Inc. ........................        605        80,223
Vulcan Materials Co. ..........          1            80
                                             -----------
                                                  80,303
                                             -----------
CONSUMER FINANCE -- 0.1%
The First Marblehead Corp. ....        929        14,214
The Student Loan Corp. ........         58         6,380
                                             -----------
                                                  20,594
                                             -----------
CONTAINERS & PACKAGING -- 2.5%
Aptargroup, Inc. ..............        923        37,760
Ball Corp. ....................      1,453        65,385
Bemis Co., Inc. ...............      1,450        39,701
Crown Holdings, Inc. (a).......      2,310        59,252
Greif, Inc. (Class A)..........        464        30,332
Owens-Illinois, Inc. (a).......      2,116       104,742
Packaging Corp. of America.....      1,342        37,844
Pactiv Corp. (a)...............      1,883        50,144
Sealed Air Corp. ..............      2,330        53,916
Smurfit-Stone Container Corp.
  (a)..........................      3,672        38,776
Sonoco Products Co. ...........      1,436        46,929
                                             -----------
                                                 564,781
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
Career Education Corp. (a).....      1,372        34,492
DeVry, Inc. ...................        894        46,452
ITT Educational Services, Inc.
  (a)..........................        574        48,945
Service Corp. International....      4,149        58,293
Sotheby's Holdings, Inc. ......        959        36,538
Strayer Education, Inc. .......        210        35,822
Weight Watchers International,
  Inc. ........................        520        23,494
                                             -----------
                                                 284,036
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
MSCI, Inc. (Class A) (a).......        195         7,488
The Nasdaq Stock Market, Inc.
  (a)..........................      1,543        76,363
                                             -----------
                                                  83,851
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
CenturyTel, Inc. ..............      1,596        66,170
Citizens Communications Co. ...      4,738        60,315
Time Warner Telecom, Inc.
  (Class A) (a)................      2,094        42,487
                                             -----------
                                                 168,972
                                             -----------
ELECTRIC UTILITIES -- 1.6%
DPL, Inc. .....................      1,632        48,389
Great Plains Energy, Inc. .....      1,239        36,327
Northeast Utilities............      2,221        69,540
Pepco Holdings, Inc. ..........      2,898        84,998
Pinnacle West Capital Corp. ...      1,434        60,816
Sierra Pacific Resources.......      3,192        54,200
                                             -----------
                                                 354,270
                                             -----------
ELECTRICAL EQUIPMENT -- 1.7%
Acuity Brands, Inc. ...........        608        27,360
AMETEK, Inc. ..................      1,533        71,806
General Cable Corp. (a)........        755        55,326
Hubbell, Inc. (Class B)........        782        40,351
Roper Industries, Inc. ........      1,277        79,864
Sunpower Corp. (Class A) (a)...        527        68,715
Thomas & Betts Corp. (a).......        846        41,488
                                             -----------
                                                 384,910
                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.4%
Anixter International, Inc.
  (a)..........................        462        28,769
Arrow Electronics, Inc. (a)....      1,791        70,350
AVX Corp. .....................        755        10,132
Dolby Laboratories, Inc. (a)...        642        31,920
FLIR Systems, Inc. (a).........      1,916        59,971
Ingram Micro, Inc. (Class A)
  (a)..........................      2,151        38,804
Itron, Inc. (a)................        441        42,323
Jabil Circuit, Inc. ...........      2,601        39,717
Mettler Toledo International,
  Inc. (a).....................        521        59,290
Molex, Inc. ...................      1,986        54,218
National Instruments Corp. ....        869        28,964
Trimble Navigation, Ltd. (a)...      1,736        52,497
Vishay Intertechnology, Inc.
  (a)..........................      2,457        28,034
                                             -----------
                                                 544,989
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 3.4%
Dresser-Rand Group, Inc. (a)...      1,234        48,188
Exterran Holdings, Inc. (a)....        954        78,037
FMC Technologies, Inc. (a).....      1,880       106,596
Global Industries, Ltd. (a)....      1,303        27,910
Helix Energy Solutions Group,
  Inc. (a).....................      1,205        50,008
Helmerich & Payne, Inc. .......      1,381        55,337
Hercules Offshore, Inc. (a)....      1,316        31,295
Oceaneering International, Inc.
  (a)..........................        787        53,004
Patterson-UTI Energy, Inc. ....      2,237        43,666
Pride International, Inc. (a)..      2,397        81,258
Rowan Cos., Inc. ..............      1,597        63,018
Superior Energy Services, Inc.
  (a)..........................      1,164        40,065

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Tidewater, Inc. ...............        805   $    44,162
Unit Corp. (a).................        689        31,866
                                             -----------
                                                 754,410
                                             -----------
FOOD & STAPLES RETAILING -- 0.1%
Rite Aid Corp. (a).............      8,035        22,418
                                             -----------
FOOD PRODUCTS -- 1.4%
Corn Products International,
  Inc. ........................      1,068        39,249
Dean Foods Co. ................      1,901        49,160
Hormel Foods Corp. ............      1,059        42,868
McCormick & Co., Inc. .........      1,649        62,514
Pilgrim's Pride Corp. .........        614        17,775
Seaboard Corp. ................          6         8,820
Smithfield Foods, Inc. (a).....      1,809        52,316
The J.M. Smucker Co. ..........        825        42,438
                                             -----------
                                                 315,140
                                             -----------
GAS UTILITIES -- 1.5%
AGL Resources, Inc. ...........      1,125        42,345
Atmos Energy Corp. ............      1,277        35,807
Energen Corp. .................        942        60,505
National Fuel Gas Co. .........      1,015        47,380
ONEOK, Inc. ...................      1,403        62,812
Southern Union Co. ............      1,453        42,660
UGI Corp. .....................      1,515        41,284
                                             -----------
                                                 332,793
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.5%
Beckman Coulter, Inc. .........        906        65,957
Dentsply International, Inc. ..      2,058        92,651
Edwards Lifesciences Corp.
  (a)..........................        843        38,769
Gen-Probe, Inc. (a)............        793        49,903
Hillenbrand Industries, Inc. ..        842        46,925
Hologic, Inc. (a)..............      1,815       124,582
IDEXX Laboratories, Inc. (a)...        884        51,829
Immucor, Inc. (a)..............      1,025        34,840
Kinetic Concepts, Inc. (a).....        795        42,580
ResMed, Inc. (a)...............      1,117        58,676
Respironics, Inc. (a)..........      1,055        69,081
The Cooper Cos., Inc. .........        663        25,194
Varian Medical Systems, Inc.
  (a)..........................      1,823        95,088
                                             -----------
                                                 796,075
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.5%
Brookdale Senior Living,
  Inc. ........................        578        16,421
Community Health Systems, Inc.
  (a)..........................      1,383        50,977
DaVita, Inc. (a)...............      1,544        87,004
Henry Schein, Inc. (a).........      1,277        78,408
Lincare Holdings, Inc. (a).....      1,157        40,680
Omnicare, Inc. ................      1,748        39,872
Patterson Cos., Inc. (a).......      1,868        63,419
Pediatrix Medical Group, Inc.
  (a)..........................        699        47,637
Sierra Health Services, Inc.
  (a)..........................        759        31,848
Universal Health Services, Inc.
  (Class B)....................        732        37,478
VCA Antech, Inc. (a)...........      1,203        53,209
WellCare Health Plans, Inc.
  (a)..........................        600        25,446
                                             -----------
                                                 572,399
                                             -----------
HEALTH CARE TECHNOLOGY -- 0.7%
Cerner Corp. (a)...............        921        51,945
HLTH Corp. (a).................      2,615        35,041
IMS Health, Inc. ..............      2,829        65,180
                                             -----------
                                                 152,166
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
Boyd Gaming Corp. .............        828        28,210
Brinker International, Inc. ...      1,514        29,614
Burger King Holdings, Inc. ....        773        22,038
Chipotle Mexican Grill, Inc.
  (a)..........................        470        69,123
Choice Hotels International,
  Inc. ........................        490        16,268
Darden Restaurants, Inc. ......      1,873        51,901
International Speedway Corp.
  (Class A)....................        489        20,137
Orient-Express Hotels, Ltd.
  (Class A)....................        600        34,512
Penn National Gaming, Inc.
  (a)..........................      1,074        63,957
Scientific Games Corp. (Class
  A) (a).......................      1,002        33,316
Wendy's International, Inc. ...      1,314        33,954
Wyndham Worldwide Corp. .......      2,582        60,832
                                             -----------
                                                 463,862
                                             -----------
HOUSEHOLD DURABLES -- 1.9%
Centex Corp. ..................      1,755        44,331
D.R. Horton, Inc. .............      3,948        51,995
KB HOME........................      1,172        25,315
Leggett & Platt, Inc. .........      2,455        42,815
Lennar Corp. (Class A).........      1,980        35,422
NVR, Inc. (a)..................         67        35,108
Pulte Homes, Inc. .............      3,034        31,979
Snap-on, Inc. .................        837        40,377
Tempur-Pedic International,
  Inc. ........................      1,017        26,412
The Stanley Works..............      1,197        58,031
Toll Brothers, Inc. (a)........      2,022        40,561
                                             -----------
                                                 432,346
                                             -----------
HOUSEHOLD PRODUCTS -- 0.6%
Church & Dwight Co., Inc. .....        949        51,313
Energizer Holdings, Inc. (a)...        824        92,395
                                             -----------
                                                 143,708
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Carlisle Cos., Inc. ...........        899        33,290
Teleflex, Inc. ................        562        35,412
                                             -----------
                                                  68,702
                                             -----------
INSURANCE -- 5.0%
Alleghany Corp. (a)............         79        31,758
Allied World Assurance
  Holdings, Ltd. ..............        526        26,389
American Financial Group,
  Inc. ........................        979        28,274
American National Insurance
  Co. .........................        238        28,855
Arch Capital Group, Ltd. (a)...        664        46,712
Arthur J. Gallagher & Co. .....      1,353        32,729
Axis Capital Holdings, Ltd. ...      2,025        78,914
Brown & Brown, Inc. ...........      1,635        38,423
Endurance Specialty Holdings,
  Ltd. ........................        834        34,803
Erie Indemnity Co. (Class A)...        644        33,417
Fidelity National Financial,
  Inc. ........................      3,114        45,496
First American Corp. ..........      1,169        39,886
HCC Insurance Holdings, Inc. ..      1,618        46,404
Markel Corp. (a)...............        144        70,718
Mercury General Corp. .........        406        20,223
Odyssey Re Holdings Corp. .....        433        15,896

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Old Republic International
  Corp. .......................      3,339   $    51,454
PartnerRe, Ltd. ...............        804        66,354
Philadelphia Consolidated
  Holding Co. (a)..............        863        33,959
Protective Life Corp. .........      1,004        41,184
Reinsurance Group America,
  Inc. ........................        439        23,039
RenaissanceRe Holdings, Ltd. ..        954        57,469
StanCorp Financial Group,
  Inc. ........................        714        35,971
Transatlantic Holdings, Inc. ..        399        28,995
Unitrin, Inc. .................        710        34,073
Wesco Financial Corp. .........         20         8,140
White Mountains Insurance
  Group, Ltd. .................        112        57,574
WR Berkley Corp. ..............      2,314        68,980
                                             -----------
                                               1,126,089
                                             -----------
INTERNET & CATALOG RETAIL -- 0.3%
Priceline.com, Inc. (a)........        495        56,856
                                             -----------
INTERNET SOFTWARE & SERVICES -- 0.6%
Akamai Technologies, Inc. (a)..      2,405        83,213
Equinix, Inc. (a)..............        454        45,886
WebMD Health Corp. (Class A)
  (a)..........................        117         4,805
                                             -----------
                                                 133,904
                                             -----------
IT SERVICES -- 2.5%
Affiliated Computer Services,
  Inc. (a).....................      1,380        62,238
Broadridge Financial Solutions,
  Inc. ........................      1,994        44,726
Convergys Corp. (a)............      1,876        30,879
DST Systems, Inc. (a)..........        708        58,445
Gartner, Inc. (a)..............      1,047        18,385
Genpact, Ltd. .................        512         7,798
Global Payments, Inc. .........      1,140        53,033
Hewitt Associates, Inc. (Class
  A) (a).......................      1,422        54,448
Iron Mountain, Inc. (a)........      2,636        97,585
Total System Services, Inc. ...      2,848        79,744
Unisys Corp. (a)...............      4,985        23,579
VeriFone Holdings, Inc. (a)....        993        23,087
                                             -----------
                                                 553,947
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. ...............      1,341        22,864
Hasbro, Inc. ..................      1,908        48,807
                                             -----------
                                                  71,671
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 2.7%
Applera Corp. -- Applied
  Biosystems Group.............      2,433        82,527
Bio-Rad Laboratories, Inc.
  (Class A) (a)................        281        29,117
Charles River Laboratories
  International, Inc. (a)......        982        64,616
Covance, Inc. (a)..............        922        79,864
Illumina, Inc. (a).............        793        46,993
Invitrogen Corp. (a)...........        669        62,491
Millipore Corp. (a)............        789        57,739
PerkinElmer, Inc. .............      1,709        44,468
Pharmaceutical Product
  Development, Inc. ...........      1,507        60,837
Techne Corp. (a)...............        575        37,979
Ventana Medical Systems, Inc.
  (a)..........................        503        43,877
                                             -----------
                                                 610,508
                                             -----------
MACHINERY -- 4.7%
AGCO Corp. (a).................      1,324        90,006
Bucyrus International, Inc.
  (Class A)....................        530        52,677
Crane Co. .....................        752        32,261
Donaldson Co., Inc. ...........      1,008        46,751
Flowserve Corp. ...............        825        79,365
Graco, Inc. ...................        907        33,795
Harsco Corp. ..................      1,216        77,909
IDEX Corp. ....................      1,161        41,947
Joy Global, Inc. ..............      1,564       102,942
Kennametal, Inc. ..............      1,121        42,441
Lincoln Electric Holdings,
  Inc. ........................        585        41,640
Oshkosh Truck Corp. ...........      1,059        50,048
Pall Corp. ....................      1,768        71,286
Pentair, Inc. .................      1,441        50,161
SPX Corp. .....................        758        77,960
The Manitowoc Co., Inc. .......      1,903        92,924
The Timken Co. ................      1,093        35,905
Trinity Industries, Inc. ......      1,203        33,395
                                             -----------
                                               1,053,413
                                             -----------
MEDIA -- 2.2%
DreamWorks Animation SKG, Inc.
  (Class A) (a)................      1,093        27,915
Gemstar-TV Guide International,
  Inc. (a).....................      3,708        17,650
Idearc, Inc. ..................      2,090        36,701
Interactive Data Corp. ........        529        17,462
John Wiley & Sons, Inc. (Class
  A)...........................        730        31,273
Lamar Advertising Co. .........        986        47,397
Meredith Corp. ................        581        31,943
Morningstar, Inc. (a)..........        211        16,405
R.H. Donnelley Corp. (a).......      1,015        37,027
Regal Entertainment Group......      1,182        21,359
Sirius Satellite Radio, Inc.
  (a)..........................     19,156        58,043
The Interpublic Group of Cos.,
  Inc. (a).....................      6,773        54,929
The New York Times Co. (Class
  A)...........................      2,080        36,463
XM Satellite Radio Holdings,
  Inc. (Class A) (a)...........      4,418        54,076
                                             -----------
                                                 488,643
                                             -----------
METALS & MINING -- 1.8%
AK Steel Holding Corp. (a).....      1,613        74,585
Carpenter Technology Corp. ....        710        53,371
Cleveland-Cliffs, Inc. ........        595        59,976
Commercial Metals Co. .........      1,710        50,359
Reliance Steel & Aluminum
  Co. .........................        943        51,111
Steel Dynamics, Inc. ..........      1,391        82,862
Titanium Metals Corp. .........      1,263        33,406
                                             -----------
                                                 405,670
                                             -----------
MULTI-UTILITIES -- 3.5%
Alliant Energy Corp. ..........      1,595        64,901
CenterPoint Energy, Inc. ......      4,090        70,062
CMS Energy Corp. ..............      3,240        56,311
Energy East Corp. .............      2,285        62,175
Integrys Energy Group, Inc. ...      1,093        56,497
MDU Resources Group, Inc. .....      2,432        67,148
NiSource, Inc. ................      3,962        74,842
NSTAR..........................      1,434        51,940
OGE Energy Corp. ..............      1,322        47,975
Puget Energy, Inc. ............      1,686        46,247
SCANA Corp. ...................      1,523        64,194
TECO Energy, Inc. .............      3,010        51,802
Wisconsin Energy Corp. ........      1,693        82,466
                                             -----------
                                                 796,560
                                             -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
MULTILINE RETAIL -- 0.6%
Big Lots, Inc. (a).............      1,463   $    23,393
Dollar Tree Stores, Inc. (a)...      1,372        35,562
Family Dollar Stores, Inc. ....      1,911        36,749
Saks, Inc. (a).................      1,810        37,576
                                             -----------
                                                 133,280
                                             -----------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp. (Class
  A) (a).......................        980        34,006
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 5.5%
Arch Coal, Inc. ...............      2,072        93,095
Boardwalk Pipeline Partners
  LP...........................        535        16,639
Cabot Oil & Gas Corp. .........      1,405        56,720
Cheniere Energy Partners LP....        201         3,228
Cimarex Energy Co. ............      1,194        50,781
CNX Gas Corp. (a)..............        403        12,876
Continental Resources Inc.
  (a)..........................        652        17,037
Denbury Resources, Inc. (a)....      3,497       104,036
Enbridge Energy Partners LP....        843        42,605
Enterprise GP Holdings LP......        514        19,028
Forest Oil Corp. (a)...........      1,126        57,246
Frontier Oil Corp. ............      1,524        61,844
Holly Corp. ...................        662        33,689
Kinder Morgan Management LLC
  (a)..........................        884        46,799
Magellan Midstream Partners
  LP...........................        958        41,539
NuStar Energy LP...............        553        29,475
ONEOK Partners LP..............        669        40,976
Overseas Shipholding Group,
  Inc. ........................        407        30,293
Petrohawk Energy Corp. (a).....      2,448        42,375
Pioneer Natural Resources
  Co. .........................      1,729        84,444
Plains Exploration & Production
  Co. (a)......................      1,620        87,480
Quicksilver Resources, Inc.
  (a)..........................        825        49,162
Range Resources Corp. .........      2,150       110,424
SandRidge Energy, Inc. (a).....        452        16,209
Teekay Corp. ..................        616        32,777
TEPPCO Partners LP.............      1,055        40,438
Western Refining, Inc. ........        421        10,192
                                             -----------
                                               1,231,407
                                             -----------
PAPER & FOREST PRODUCTS -- 0.6%
Domtar Corp. (a)...............      6,702        51,538
MeadWestvaco Corp. ............      2,653        83,039
                                             -----------
                                                 134,577
                                             -----------
PERSONAL PRODUCTS -- 0.2%
Herbalife, Ltd. ...............        731        29,445
NBTY, Inc. (a).................        916        25,098
                                             -----------
                                                  54,543
                                             -----------
PHARMACEUTICALS -- 1.1%
APP Pharmaceuticals, Inc. (a)..        351         3,605
Endo Pharmaceuticals Holdings,
  Inc. (a).....................      1,925        51,340
King Pharmaceuticals, Inc.
  (a)..........................      3,485        35,686
Mylan Laboratories, Inc. ......      4,371        61,456
Sepracor, Inc. (a).............      1,603        42,079
Warner Chilcott, Ltd. (a)......      1,287        22,819
Watson Pharmaceuticals, Inc.
  (a)..........................      1,475        40,031
                                             -----------
                                                 257,016
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 5.3%
Alexandria Real Estate
  Equities, Inc. ..............        444        45,141
AMB Property Corp. ............      1,431        82,368
Annaly Capital Management,
  Inc. ........................      5,842       106,208
Apartment Investment &
  Management Co. (Class A).....      1,381        47,962
BRE Properties, Inc. (Class
  A)...........................        736        29,830
Camden Property Trust..........        801        38,568
CapitalSource, Inc. ...........      2,164        38,065
Douglas Emmett, Inc. ..........      1,486        33,598
Duke Realty Corp. .............      2,082        54,299
Essex Property Trust, Inc. ....        364        35,486
Federal Realty Investment
  Trust........................        814        66,870
Health Care REIT, Inc. ........      1,237        55,282
Hospitality Properties Trust...      1,355        43,658
iStar Financial, Inc. .........      1,824        47,515
Liberty Property Trust.........      1,321        38,058
Mack-Cali Realty Corp. ........        978        33,252
Nationwide Health Properties,
  Inc. ........................      1,341        42,067
Rayonier, Inc. ................      1,118        52,814
Realty Income Corp. ...........      1,461        39,476
Regency Centers Corp. .........      1,001        64,555
Taubman Centers, Inc. .........        759        37,335
UDR, Inc. .....................      1,936        38,430
Ventas, Inc. ..................      1,930        87,333
Weingarten Realty Investors....      1,139        35,810
                                             -----------
                                               1,193,980
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Jones Lang LaSalle, Inc. ......        534        38,000
The St. Joe Co. ...............      1,075        38,173
                                             -----------
                                                  76,173
                                             -----------
ROAD & RAIL -- 0.6%
J.B. Hunt Transport Services,
  Inc. ........................      1,228        33,832
Kansas City Southern (a).......      1,107        38,003
Landstar Systems, Inc. ........        775        32,666
Ryder Systems, Inc. ...........        837        39,347
                                             -----------
                                                 143,848
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.9%
Atmel Corp. (a)................      5,998        25,912
Cypress Semiconductor Corp.
  (a)..........................      2,209        79,590
Integrated Device Technology,
  Inc. (a).....................      2,758        31,193
International Rectifier Corp.
  (a)..........................      1,031        35,023
Intersil Corp. (Class A).......      1,890        46,267
LSI Logic Corp. (a)............     10,200        54,162
Novellus Systems, Inc. (a).....      1,677        46,235
ON Semiconductor Corp. (a).....      4,386        38,948
Teradyne, Inc. (a).............      2,498        25,829
Varian Semiconductor Equipment
  Associates, Inc. (a).........      1,103        40,811
                                             -----------
                                                 423,970
                                             -----------
SOFTWARE -- 4.2%
Activision, Inc. (a)...........      4,218       125,275
Ansys, Inc. (a)................      1,119        46,394
BEA Systems, Inc. (a)..........      5,764        90,956
Cadence Design Systems, Inc.
  (a)..........................      3,887        66,118
Compuware Corp. (a)............      4,127        36,648
Factset Research Systems,
  Inc. ........................        647        36,038
Jack Henry & Associates,
  Inc. ........................      1,190        28,965
McAfee, Inc. (a)...............      2,304        86,400
MICROS Systems, Inc. (a).......        594        41,675

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
NAVTEQ Corp. (a)...............      1,414   $   106,898
Novell, Inc. (a)...............      5,036        34,597
Nuance Communications, Inc.
  (a)..........................      2,209        41,264
Red Hat, Inc. (a)..............      2,791        58,164
Salesforce.com, Inc. (a).......      1,429        89,584
Synopsys, Inc. (a).............      2,081        53,960
                                             -----------
                                                 942,936
                                             -----------
SPECIALTY RETAIL -- 3.1%
Advance Auto Parts, Inc. ......      1,459        55,427
American Eagle Outfitters,
  Inc. ........................      2,658        55,207
AutoNation, Inc. (a)...........      1,950        30,537
Barnes & Noble, Inc. ..........        805        27,732
CarMax, Inc. (a)...............      3,125        61,719
Chico's FAS, Inc. (a)..........      2,652        23,948
Dick's Sporting Goods, Inc.
  (a)..........................      1,220        33,867
Foot Locker, Inc. .............      2,364        32,292
Guess ?, Inc. .................        787        29,819
J. Crew Group, Inc. (a)........        631        30,421
Mens Wearhouse, Inc. ..........        726        19,588
O'Reilly Automotive, Inc. (a)..      1,642        53,250
OfficeMax, Inc. ...............      1,126        23,263
PetSmart, Inc. ................      1,960        46,119
RadioShack Corp. ..............      1,890        31,865
Ross Stores, Inc. .............      1,981        50,654
Urban Outfitters, Inc. (a).....      1,696        46,233
Williams-Sonoma, Inc. .........      1,263        32,712
                                             -----------
                                                 684,653
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
CROCS, Inc. (a)................      1,117        41,117
Hanesbrands, Inc. (a)..........      1,385        37,630
Liz Claiborne, Inc. ...........      1,433        29,162
Phillips-Van Heusen Corp. .....        832        30,667
Under Armour, Inc. (Class A)
  (a)..........................        439        19,171
                                             -----------
                                                 157,747
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 1.1%
Astoria Financial Corp. .......      1,278        29,739
Capitol Federal Financial......        301         9,331
MGIC Investment Corp. .........      1,177        26,400
New York Community Bancorp,
  Inc. ........................      4,682        82,310
People's United Financial,
  Inc. ........................      2,443        43,485
TFS Financial Corp. (a)........      1,449        17,301
The PMI Group, Inc. ...........      1,160        15,405
Washington Federal, Inc. ......      1,290        27,232
                                             -----------
                                                 251,203
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
GATX Corp. ....................        606        22,228
MSC Industrial Direct Co., Inc.
  (Class A)....................        692        28,005
United Rentals, Inc. (a).......      1,114        20,453
                                             -----------
                                                  70,686
                                             -----------
WATER UTILITIES -- 0.2%
Aqua America, Inc. ............      1,903        40,344
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Clearwire Corp. (Class A) (a)..      1,055        14,464
Leap Wireless International,
  Inc. (a).....................        733        34,187
SBA Communications Corp. (a)...      1,470        49,745
                                             -----------
                                                  98,396
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $21,098,741)...........               22,407,339
                                             -----------
SHORT TERM INVESTMENTS -- 5.4%
MONEY MARKET FUND -- 5.4%
STIC Prime Portfolio
  (Cost $1,210,492)............  1,210,492     1,210,492
                                             -----------
TOTAL INVESTMENTS -- 105.2%
  (Cost $22,309,233)...........               23,617,831
OTHER ASSETS AND
  LIABILITIES -- (5.2)%........               (1,177,440)
                                             -----------
NET ASSETS -- 100.0%...........              $22,440,391
                                             ===========





(a)    Non-income producing security


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 1.3%
Alliant Techsystems, Inc. (a)...    1,645   $   187,135
BE Aerospace, Inc. (a)..........    4,633       245,086
Spirit Aerosystems Holdings,
  Inc. (a)......................    5,131       177,019
                                            -----------
                                                609,240
                                            -----------
AIR FREIGHT & LOGISTICS -- 0.2%
UTI Worldwide, Inc. ............    4,466        87,534
                                            -----------
AIRLINES -- 2.0%
AMR Corp. (a)...................   11,514       161,541
Continental Airlines, Inc.
  (Class B) (a).................    4,845       107,801
Delta Air Lines, Inc. (a).......   13,538       201,581
Northwest Airlines Corp. (a)....   11,756       170,580
UAL Corp. (a)...................    5,770       205,758
US Airways Group, Inc. (a)......    4,322        63,577
                                            -----------
                                                910,838
                                            -----------
AUTO COMPONENTS -- 1.5%
BorgWarner, Inc. ...............    5,842       282,811
Gentex Corp. ...................    7,197       127,891
The Goodyear Tire & Rubber Co.
  (a)...........................   10,601       299,160
                                            -----------
                                                709,862
                                            -----------
AUTOMOBILES -- 0.2%
Thor Industries, Inc. ..........    1,948        74,044
                                            -----------
BEVERAGES -- 0.8%
Constellation Brands, Inc.
  (Class A) (a).................    9,676       228,741
Hansen Natural Corp. (a)........    3,671       162,588
                                            -----------
                                                391,329
                                            -----------
BIOTECHNOLOGY -- 1.9%
Abraxis BioScience, Inc. .......      301        20,700
Cephalon, Inc. (a)..............    3,365       241,472
ImClone Systems, Inc. (a).......    3,087       132,741
Millennium Pharmaceuticals, Inc.
  (a)...........................   16,110       241,328
PDL BioPharma, Inc. (a).........    5,964       104,489
Vertex Pharmaceuticals, Inc.
  (a)...........................    6,653       154,549
                                            -----------
                                                895,279
                                            -----------
CAPITAL MARKETS -- 1.8%
Affiliated Managers Group, Inc.
  (a)...........................    1,487       174,663
Eaton Vance Corp. ..............    6,222       282,541
GLG Partners, Inc. (a)..........   12,117       164,791
SEI Investments Co. ............    7,137       229,598
                                            -----------
                                                851,593
                                            -----------
CHEMICALS -- 1.5%
Celanese Corp. .................    7,614       322,225
Huntsman Corp. .................    4,536       116,575
Nalco Holding Co. ..............    7,258       175,498
Rockwood Holdings, Inc. (a).....    1,264        41,990
Zep, Inc. (a)...................    1,099        15,243
                                            -----------
                                                671,531
                                            -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.8%
Allied Waste Industries, Inc.
  (a)...........................   14,267       157,222
ChoicePoint, Inc. (a)...........    3,595       130,930
Cintas Corp. ...................    6,889       231,608
Copart, Inc. (a)................    3,325       141,479
Corrections Corp. of America
  (a)...........................    6,141       181,221
Covanta Holding Corp. (a).......    5,386       148,977
Dun & Bradstreet Corp. .........    2,918       258,622
EnergySolutions, Inc. (a).......    1,495        40,350
IHS, Inc. (a)...................    1,600        96,896
Monster Worldwide, Inc. (a).....    5,933       192,229
Robert Half International,
  Inc. .........................    8,104       219,132
Steelcase, Inc. (Class A).......    3,123        49,562
Stericycle, Inc. (a)............    4,442       263,855
The Corporate Executive Board
  Co. ..........................    1,816       109,142
                                            -----------
                                              2,221,225
                                            -----------
COMMUNICATIONS EQUIPMENT -- 1.9%
CIENA Corp. (a).................    4,334       147,833
CommScope, Inc. (a).............    3,352       164,952
F5 Networks, Inc. (a)...........    4,274       121,894
Foundry Networks, Inc. (a)......    6,490       113,705
JDS Uniphase Corp. (a)..........   10,780       143,374
Polycom, Inc. (a)...............    4,605       127,927
Riverbed Technology, Inc. (a)...    2,654        70,968
                                            -----------
                                                890,653
                                            -----------
COMPUTERS & PERIPHERALS -- 1.6%
Brocade Communications Systems,
  Inc. (a)......................   19,591       143,798
Diebold, Inc. ..................    3,294        95,460
Lexmark International, Inc.
  (a)...........................    4,718       164,469
Western Digital Corp. (a).......   11,113       335,724
                                            -----------
                                                739,451
                                            -----------
CONSTRUCTION & ENGINEERING -- 1.4%
Aecom Technology Corp. (a)......    3,721       106,309
KBR, Inc. (a)...................    8,441       327,511
Quanta Services, Inc. (a).......    8,559       224,588
                                            -----------
                                                658,408
                                            -----------
CONSTRUCTION MATERIALS -- 0.6%
Martin Marietta Materials,
  Inc. .........................    2,104       278,990
                                            -----------
CONSUMER FINANCE -- 0.1%
The First Marblehead Corp. .....    3,088        47,246
                                            -----------
CONTAINERS & PACKAGING -- 1.9%
Ball Corp. .....................    5,057       227,565
Crown Holdings, Inc. (a)........    8,039       206,200
Greif, Inc. (Class A)...........    1,567       102,435
Pactiv Corp. (a)................    6,557       174,613
Sealed Air Corp. ...............    8,047       186,208
                                            -----------
                                                897,021
                                            -----------
DIVERSIFIED CONSUMER SERVICES -- 1.7%
Career Education Corp. (a)......    4,581       115,166
DeVry, Inc. ....................    3,120       162,115
ITT Educational Services, Inc.
  (a)...........................    1,999       170,455
Sotheby's Holdings, Inc. .......    3,343       127,368
Strayer Education, Inc. ........      732       124,865
Weight Watchers International,
  Inc. .........................    1,822        82,318
                                            -----------
                                                782,287
                                            -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
The Nasdaq Stock Market, Inc.
  (a)...........................    5,370       265,761
                                            -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
Time Warner Telecom, Inc. (Class
  A) (a)........................    7,236       146,818
                                            -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
ELECTRICAL EQUIPMENT -- 2.3%
Acuity Brands, Inc. ............    2,120   $    95,400
AMETEK, Inc. ...................    5,336       249,938
General Cable Corp. (a).........    2,608       191,114
Roper Industries, Inc. .........    4,445       277,991
Sunpower Corp. (Class A) (a)....    1,834       239,135
                                            -----------
                                              1,053,578
                                            -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.9%
Arrow Electronics, Inc. (a).....    6,233       244,832
Dolby Laboratories, Inc. (a)....    2,229       110,826
FLIR Systems, Inc. (a)..........    6,619       207,175
Itron, Inc. (a).................    1,530       146,834
Jabil Circuit, Inc. ............    9,183       140,225
Mettler Toledo International,
  Inc. (a)......................    1,814       206,433
National Instruments Corp. .....    2,987        99,557
Trimble Navigation, Ltd. (a)....    5,997       181,349
                                            -----------
                                              1,337,231
                                            -----------
ENERGY EQUIPMENT & SERVICES -- 4.7%
Dresser-Rand Group, Inc. (a)....    4,263       166,470
FMC Technologies, Inc. (a)......    6,540       370,818
Global Industries, Ltd. (a).....    4,470        95,747
Helix Energy Solutions Group,
  Inc. (a)......................    4,163       172,765
Helmerich & Payne, Inc. ........    4,808       192,657
Hercules Offshore, Inc. (a).....    4,471       106,320
Oceaneering International, Inc.
  (a)...........................    2,719       183,125
Patterson-UTI Energy, Inc. .....    7,789       152,041
Pride International, Inc. (a)...    8,341       282,760
Rowan Cos., Inc. ...............    5,560       219,398
Superior Energy Services, Inc.
  (a)...........................    4,022       138,437
Unit Corp. (a)..................    2,364       109,335
                                            -----------
                                              2,189,873
                                            -----------
FOOD & STAPLES RETAILING -- 0.2%
Rite Aid Corp. (a)..............   27,868        77,752
                                            -----------
FOOD PRODUCTS -- 0.4%
Dean Foods Co. .................    6,606       170,831
Seaboard Corp. .................       19        27,930
                                            -----------
                                                198,761
                                            -----------
GAS UTILITIES -- 0.5%
ONEOK, Inc. ....................    4,883       218,612
                                            -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.4%
Beckman Coulter, Inc. ..........    3,152       229,466
Dentsply International, Inc. ...    7,161       322,388
Edwards Lifesciences Corp. (a)..    2,935       134,981
Gen-Probe, Inc. (a).............    2,655       167,079
Hologic, Inc. (a)...............    6,265       430,029
IDEXX Laboratories, Inc. (a)....    3,079       180,522
Immucor, Inc. (a)...............    3,520       119,645
Kinetic Concepts, Inc. (a)......    2,695       144,344
ResMed, Inc. (a)................    3,888       204,237
Respironics, Inc. (a)...........    3,672       240,442
Varian Medical Systems, Inc.
  (a)...........................    6,343       330,851
                                            -----------
                                              2,503,984
                                            -----------
HEALTH CARE PROVIDERS & SERVICES -- 4.3%
Brookdale Senior Living, Inc. ..    2,020        57,388
Community Health Systems, Inc.
  (a)...........................    4,815       177,481
DaVita, Inc. (a)................    5,372       302,712
Henry Schein, Inc. (a)..........    4,443       272,800
Lincare Holdings, Inc. (a)......    4,030       141,695
Omnicare, Inc. .................    6,178       140,920
Patterson Cos., Inc. (a)........    6,502       220,743
Pediatrix Medical Group, Inc.
  (a)...........................    2,433       165,809
Sierra Health Services, Inc.
  (a)...........................    2,605       109,306
Universal Health Services, Inc.
  (Class B).....................    2,550       130,560
VCA Antech, Inc. (a)............    4,155       183,776
WellCare Health Plans, Inc.
  (a)...........................    2,092        88,722
                                            -----------
                                              1,991,912
                                            -----------
HEALTH CARE TECHNOLOGY -- 1.2%
Cerner Corp. (a)................    3,215       181,326
HLTH Corp. (a)..................    9,261       124,097
IMS Health, Inc. ...............    9,846       226,852
                                            -----------
                                                532,275
                                            -----------
HOTELS, RESTAURANTS & LEISURE -- 3.3%
Boyd Gaming Corp. ..............    2,888        98,394
Brinker International, Inc. ....    5,238       102,455
Burger King Holdings, Inc. .....    2,713        77,348
Chipotle Mexican Grill, Inc.
  (a)...........................    1,635       240,459
Choice Hotels International,
  Inc. .........................    1,713        56,872
Darden Restaurants, Inc. .......    6,521       180,697
Orient-Express Hotels, Ltd.
  (Class A).....................    2,013       115,788
Penn National Gaming, Inc. (a)..    3,739       222,657
Scientific Games Corp. (Class A)
  (a)...........................    3,479       115,677
Wendy's International, Inc. ....    4,382       113,231
Wyndham Worldwide Corp. ........    8,986       211,710
                                            -----------
                                              1,535,288
                                            -----------
HOUSEHOLD DURABLES -- 1.4%
D.R. Horton, Inc. ..............   13,638       179,612
Lennar Corp. (Class A)..........    6,900       123,441
Pulte Homes, Inc. ..............   10,753       113,337
Tempur-Pedic International,
  Inc. .........................    3,547        92,115
Toll Brothers, Inc. (a).........    6,928       138,976
                                            -----------
                                                647,481
                                            -----------
HOUSEHOLD PRODUCTS -- 1.1%
Church & Dwight Co., Inc. ......    3,306       178,755
Energizer Holdings, Inc. (a)....    2,868       321,589
                                            -----------
                                                500,344
                                            -----------
INSURANCE -- 2.4%
Arch Capital Group, Ltd. (a)....    2,314       162,790
Axis Capital Holdings, Ltd. ....    7,047       274,622
Brown & Brown, Inc. ............    5,695       133,832
HCC Insurance Holdings, Inc. ...    5,591       160,350
Philadelphia Consolidated
  Holding Co. (a)...............    3,008       118,365
WR Berkley Corp. ...............    8,053       240,060
                                            -----------
                                              1,090,019
                                            -----------
INTERNET & CATALOG RETAIL -- 0.4%
Priceline.com, Inc. (a).........    1,724       198,019
                                            -----------
INTERNET SOFTWARE & SERVICES -- 1.0%
Akamai Technologies, Inc. (a)...    8,366       289,464
Equinix, Inc. (a)...............    1,554       157,063
WebMD Health Corp. (Class A)
  (a)...........................      405        16,633
                                            -----------
                                                463,160
                                            -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
IT SERVICES -- 3.7%
Affiliated Computer Services,
  Inc. (a)......................    4,784   $   215,758
Broadridge Financial Solutions,
  Inc. .........................    6,943       155,732
DST Systems, Inc. (a)...........    2,466       203,568
Gartner, Inc. (a)...............    3,493        61,337
Genpact, Ltd. ..................    1,779        27,094
Global Payments, Inc. ..........    3,968       184,591
Hewitt Associates, Inc. (Class
  A) (a)........................    4,912       188,081
Iron Mountain, Inc. (a).........    9,170       339,473
Total System Services, Inc. ....    9,832       275,296
VeriFone Holdings, Inc. (a).....    3,318        77,144
                                            -----------
                                              1,728,074
                                            -----------
LIFE SCIENCES TOOLS & SERVICES -- 4.3%
Applera Corp. -- Applied
  Biosystems Group..............    8,467       287,201
Bio-Rad Laboratories, Inc.
  (Class A) (a).................      966       100,097
Charles River Laboratories
  International, Inc. (a).......    3,417       224,839
Covance, Inc. (a)...............    3,210       278,050
Illumina, Inc. (a)..............    2,775       164,447
Invitrogen Corp. (a)............    2,330       217,645
Millipore Corp. (a).............    2,747       201,025
Pharmaceutical Product
  Development, Inc. ............    5,246       211,781
Techne Corp. (a)................    1,947       128,599
Ventana Medical Systems, Inc.
  (a)...........................    1,750       152,653
                                            -----------
                                              1,966,337
                                            -----------
MACHINERY -- 4.0%
Bucyrus International, Inc.
  (Class A).....................    1,846       183,474
Donaldson Co., Inc. ............    3,510       162,794
Flowserve Corp. ................    2,872       276,286
Graco, Inc. ....................    3,159       117,704
Harsco Corp. ...................    4,231       271,080
Joy Global, Inc. ...............    5,441       358,127
Oshkosh Truck Corp. ............    3,659       172,924
The Manitowoc Co., Inc. ........    6,537       319,202
                                            -----------
                                              1,861,591
                                            -----------
MEDIA -- 2.1%
Gemstar-TV Guide International,
  Inc. (a)......................   12,419        59,114
Interactive Data Corp. .........    1,850        61,069
John Wiley & Sons, Inc. (Class
  A)............................    2,509       107,486
Lamar Advertising Co. ..........    3,433       165,024
Morningstar, Inc. (a)...........      736        57,224
R.H. Donnelley Corp. (a)........    3,587       130,854
Sirius Satellite Radio, Inc.
  (a)...........................   66,674       202,022
XM Satellite Radio Holdings,
  Inc. (Class A) (a)............   15,257       186,746
                                            -----------
                                                969,539
                                            -----------
METALS & MINING -- 0.8%
AK Steel Holding Corp. (a)......    5,612       259,499
Titanium Metals Corp. ..........    4,401       116,406
                                            -----------
                                                375,905
                                            -----------
MULTILINE RETAIL -- 0.5%
Dollar Tree Stores, Inc. (a)....    4,782       123,950
Family Dollar Stores, Inc. .....    6,658       128,033
                                            -----------
                                                251,983
                                            -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class
  A) (a)........................    3,390       117,633
                                            -----------
OIL, GAS & CONSUMABLE FUELS -- 6.7%
Arch Coal, Inc. ................    7,208       323,855
Cabot Oil & Gas Corp. ..........    4,854       195,956
Cimarex Energy Co. .............    4,124       175,394
CNX Gas Corp. (a)...............    1,412        45,113
Continental Resources Inc. (a)..    2,260        59,054
Denbury Resources, Inc. (a).....   12,165       361,909
Enterprise GP Holdings LP.......    1,797        66,525
Frontier Oil Corp. .............    5,305       215,277
Holly Corp. ....................    2,308       117,454
Kinder Morgan Management LLC
  (a)...........................    3,079       163,002
Petrohawk Energy Corp. (a)......    8,460       146,443
Pioneer Natural Resources Co. ..    6,015       293,773
Plains Exploration & Production
  Co. (a).......................    5,635       304,290
Quicksilver Resources, Inc.
  (a)...........................    2,766       164,826
Range Resources Corp. ..........    7,478       384,070
SandRidge Energy, Inc. (a)......    1,500        53,790
Western Refining, Inc. .........    1,398        33,845
                                            -----------
                                              3,104,576
                                            -----------
PAPER & FOREST PRODUCTS -- 0.4%
Domtar Corp. (a)................   23,151       178,031
                                            -----------
PERSONAL PRODUCTS -- 0.4%
Herbalife, Ltd. ................    2,599       104,688
NBTY, Inc. (a)..................    3,044        83,405
                                            -----------
                                                188,093
                                            -----------
PHARMACEUTICALS -- 1.4%
APP Pharmaceuticals, Inc. (a)...    1,207        12,396
Endo Pharmaceuticals Holdings,
  Inc. (a)......................    6,649       177,329
Mylan Laboratories, Inc. .......   15,214       213,909
Sepracor, Inc. (a)..............    5,510       144,637
Warner Chilcott, Ltd. (a).......    4,257        75,477
                                            -----------
                                                623,748
                                            -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
Camden Property Trust...........    2,791       134,387
CapitalSource, Inc. ............    7,764       136,569
Taubman Centers, Inc. ..........    2,644       130,058
Ventas, Inc. ...................    6,715       303,854
                                            -----------
                                                704,868
                                            -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.6%
Jones Lang LaSalle, Inc. .......    1,861       132,429
The St. Joe Co. ................    3,746       133,020
                                            -----------
                                                265,449
                                            -----------
ROAD & RAIL -- 0.5%
J.B. Hunt Transport Services,
  Inc. .........................    4,280       117,914
Landstar Systems, Inc. .........    2,700       113,805
                                            -----------
                                                231,719
                                            -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 3.2%
Atmel Corp. (a).................   20,917        90,361
Cypress Semiconductor Corp.
  (a)...........................    7,686       276,927
Integrated Device Technology,
  Inc. (a)......................    9,613       108,723
International Rectifier Corp.
  (a)...........................    3,610       122,632
Intersil Corp. (Class A)........    6,583       161,152
LSI Logic Corp. (a).............   35,509       188,553
Novellus Systems, Inc. (a)......    5,839       160,981
ON Semiconductor Corp. (a)......   14,632       129,932

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Teradyne, Inc. (a)..............    8,711   $    90,072
Varian Semiconductor Equipment
  Associates, Inc. (a)..........    3,814       141,118
                                            -----------
                                              1,470,451
                                            -----------
SOFTWARE -- 6.0%
Activision, Inc. (a)............   14,559       432,402
Ansys, Inc. (a).................    3,898       161,611
BEA Systems, Inc. (a)...........   19,897       313,975
Factset Research Systems,
  Inc. .........................    2,246       125,102
Jack Henry & Associates, Inc. ..    4,147       100,938
McAfee, Inc. (a)................    8,017       300,637
MICROS Systems, Inc. (a)........    2,052       143,968
NAVTEQ Corp. (a)................    4,918       371,801
Nuance Communications, Inc.
  (a)...........................    7,694       143,724
Red Hat, Inc. (a)...............    9,643       200,960
Salesforce.com, Inc. (a)........    4,933       309,250
Synopsys, Inc. (a)..............    7,190       186,437
                                            -----------
                                              2,790,805
                                            -----------
SPECIALTY RETAIL -- 4.3%
Advance Auto Parts, Inc. .......    5,077       192,875
American Eagle Outfitters,
  Inc. .........................    9,252       192,164
AutoNation, Inc. (a)............    6,799       106,472
CarMax, Inc. (a)................   10,878       214,840
Chico's FAS, Inc. (a)...........    8,821        79,654
Dick's Sporting Goods, Inc.
  (a)...........................    4,197       116,509
Guess ?, Inc. ..................    2,722       103,137
J. Crew Group, Inc. (a).........    2,171       104,664
Mens Wearhouse, Inc. ...........    2,455        66,236
O'Reilly Automotive, Inc. (a)...    5,671       183,910
PetSmart, Inc. .................    6,824       160,569
Ross Stores, Inc. ..............    6,896       176,331
Urban Outfitters, Inc. (a)......    5,907       161,025
Williams-Sonoma, Inc. ..........    4,400       113,960
                                            -----------
                                              1,972,346
                                            -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
CROCS, Inc. (a).................    3,865       142,271
Liz Claiborne, Inc. ............    4,995       101,648
Under Armour, Inc. (Class A)
  (a)...........................    1,529        66,771
                                            -----------
                                                310,690
                                            -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
MSC Industrial Direct Co., Inc.
  (Class A).....................    2,311        93,526
                                            -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Clearwire Corp. (Class A) (a)...    3,503        48,026
Leap Wireless International,
  Inc. (a)......................    2,466       115,014
SBA Communications Corp. (a)....    4,920       166,492
                                            -----------
                                                329,532
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $46,619,280)............             46,202,295
                                            -----------
SHORT TERM INVESTMENTS -- 1.9%
MONEY MARKET FUND -- 1.9%
STIC Prime Portfolio
  (Cost $883,540)...............  883,540       883,540
                                            -----------
TOTAL INVESTMENTS -- 101.8%
  (Cost $47,502,820)............             47,085,835
OTHER ASSETS AND
  LIABILITIES -- (1.8)%.........               (836,199)
                                            -----------
NET ASSETS -- 100.0%............            $46,249,636
                                            ===========




(a)    Non-income producing security



See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----
COMMON STOCKS -- 99.8%
AUTO COMPONENTS -- 0.6%
TRW Automotive Holdings Corp.
  (a)...........................     962   $    20,106
WABCO Holdings, Inc. ...........   1,017        50,941
                                           -----------
                                                71,047
                                           -----------
BEVERAGES -- 0.3%
PepsiAmericas, Inc. ............   1,166        38,851
                                           -----------
BUILDING PRODUCTS -- 1.1%
Lennox International, Inc. .....   1,082        44,817
Owens Corning, Inc. (a).........   1,600        32,352
USG Corp. (a)...................   1,299        46,491
                                           -----------
                                               123,660
                                           -----------
CAPITAL MARKETS -- 3.4%
Federated Investors, Inc. ......   1,721        70,836
Janus Capital Group, Inc. ......   3,061       100,554
Jefferies Group, Inc. ..........   1,921        44,279
MF Global, Ltd.(a)..............   1,747        54,978
Raymond James Financial, Inc. ..   1,721        56,208
The Blackstone Group LP.........   2,614        57,848
                                           -----------
                                               384,703
                                           -----------
CHEMICALS -- 7.1%
Airgas, Inc. ...................   1,266        65,971
Albemarle Corp. ................   1,391        57,379
Ashland, Inc. ..................   1,011        47,952
Cabot Corp. ....................   1,101        36,707
CF Industries Holdings, Inc. ...     887        97,623
Cytec Industries, Inc. .........     750        46,185
Eastman Chemical Co. ...........   1,455        88,886
FMC Corp. ......................   1,303        71,078
Hercules, Inc. .................   2,100        40,635
International Flavors &
  Fragrances, Inc. .............   1,337        64,350
Lubrizol Corp. .................   1,231        66,671
RPM International, Inc. ........   2,158        43,807
The Scotts Miracle-Gro Co.
  (Class A).....................     776        29,038
Valhi, Inc. ....................     189         3,013
Valspar Corp. ..................   1,705        38,431
                                           -----------
                                               797,726
                                           -----------
COMMERCIAL BANKS -- 5.2%
Associated Bancorp..............   2,148        58,189
Bank of Hawaii Corp. ...........     891        45,566
BOK Financial Corp. ............     408        21,094
City National Corp. ............     714        42,519
Commerce Bancshares, Inc. ......   1,213        54,395
Cullen/Frost Bankers, Inc. .....   1,043        52,838
First Horizon National Corp. ...   2,266        41,128
Fulton Financial Corp. .........   3,133        35,152
PNC Financial Services Group,
  Inc. .........................       1            66
Popular, Inc. ..................   4,573        48,474
TCF Financial Corp. ............   2,134        38,263
The Colonial BancGroup, Inc. ...   2,734        37,018
Valley National Bancorp.........   2,155        41,074
Webster Financial Corp. ........     985        31,490
Wilmington Trust Corp. .........   1,213        42,698
                                           -----------
                                               589,964
                                           -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
The Brink's Co. ................     738        44,088
                                           -----------
COMMUNICATIONS EQUIPMENT -- 0.4%
Tellabs, Inc. (a)...............   7,225        47,252
                                           -----------
CONSTRUCTION & ENGINEERING -- 1.6%
Granite Construction, Inc. .....     624        22,576
The Shaw Group, Inc. (a)........   1,359        82,138
URS Corp. (a)...................   1,433        77,855
                                           -----------
                                               182,569
                                           -----------
CONSUMER FINANCE -- 0.1%
The Student Loan Corp. .........      69         7,590
                                           -----------
CONTAINERS & PACKAGING -- 3.4%
Aptargroup, Inc. ...............   1,154        47,210
Bemis Co., Inc. ................   1,802        49,339
Owens-Illinois, Inc. (a)........   2,625       129,938
Packaging Corp. of America......   1,656        46,699
Smurfit-Stone Container Corp.
  (a)...........................   4,551        48,059
Sonoco Products Co. ............   1,774        57,974
                                           -----------
                                               379,219
                                           -----------
DIVERSIFIED CONSUMER SERVICES -- 0.6%
Service Corp. International.....   5,127        72,034
                                           -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
MSCI, Inc. (Class A)(a).........     248         9,523
                                           -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%
CenturyTel, Inc. ...............   1,981        82,132
Citizens Communications Co. ....   5,883        74,891
                                           -----------
                                               157,023
                                           -----------
ELECTRIC UTILITIES -- 3.9%
DPL, Inc. ......................   2,027        60,100
Great Plains Energy, Inc. ......   1,550        45,446
Northeast Utilities.............   2,761        86,447
Pepco Holdings, Inc. ...........   3,596       105,471
Pinnacle West Capital Corp. ....   1,779        75,447
Sierra Pacific Resources........   3,963        67,292
                                           -----------
                                               440,203
                                           -----------
ELECTRICAL EQUIPMENT -- 0.9%
Hubbell, Inc. (Class B).........     972        50,155
Thomas & Betts Corp. (a)........   1,056        51,786
                                           -----------
                                               101,941
                                           -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.8%
Anixter International, Inc.
  (a)...........................     571        35,556
AVX Corp. ......................     928        12,454
Ingram Micro, Inc. (Class
  A)(a).........................   2,646        47,734
Molex, Inc. ....................   2,466        67,322
Vishay Intertechnology, Inc.
  (a)...........................   3,086        35,211
                                           -----------
                                               198,277
                                           -----------
ENERGY EQUIPMENT & SERVICES -- 1.3%
Exterran Holdings, Inc. (a).....   1,185        96,933
Tidewater, Inc. ................   1,000        54,860
                                           -----------
                                               151,793
                                           -----------
FOOD PRODUCTS -- 2.8%
Corn Products International,
  Inc. .........................   1,335        49,061
Hormel Foods Corp. .............   1,321        53,474
McCormick & Co., Inc. ..........   2,047        77,602
Pilgrim's Pride Corp. ..........     748        21,655

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----
Smithfield Foods, Inc. (a)......   2,256   $    65,243
The J.M. Smucker Co. ...........   1,025        52,726
                                           -----------
                                               319,761
                                           -----------
GAS UTILITIES -- 3.0%
AGL Resources, Inc. ............   1,388        52,244
Atmos Energy Corp. .............   1,599        44,836
Energen Corp. ..................   1,164        74,764
National Fuel Gas Co. ..........   1,261        58,863
Southern Union Co. .............   1,806        53,024
UGI Corp. ......................   1,883        51,312
                                           -----------
                                               335,043
                                           -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
Hillenbrand Industries, Inc. ...   1,046        58,294
The Cooper Cos., Inc. ..........     805        30,590
                                           -----------
                                                88,884
                                           -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
International Speedway Corp.
  (Class A).....................     605        24,914
                                           -----------
HOUSEHOLD DURABLES -- 2.7%
Centex Corp. ...................   2,181        55,092
KB HOME.........................   1,389        30,003
Leggett & Platt, Inc. ..........   3,068        53,506
NVR, Inc. (a)...................      84        44,016
Snap-on, Inc. ..................   1,033        49,832
The Stanley Works...............   1,486        72,041
                                           -----------
                                               304,490
                                           -----------
INDUSTRIAL CONGLOMERATES -- 0.8%
Carlisle Cos., Inc. ............   1,110        41,103
Teleflex, Inc. .................     695        43,792
                                           -----------
                                                84,895
                                           -----------
INSURANCE -- 8.9%
Alleghany Corp. (a).............      94        37,788
Allied World Assurance Holdings,
  Ltd. .........................     627        31,457
American Financial Group,
  Inc. .........................   1,219        35,205
American National Insurance
  Co. ..........................     284        34,432
Arthur J. Gallagher & Co. ......   1,696        41,026
Endurance Specialty Holdings,
  Ltd. .........................   1,038        43,316
Erie Indemnity Co. (Class A)....     801        41,564
Fidelity National Financial,
  Inc. .........................   3,869        56,526
First American Corp. ...........   1,453        49,576
Markel Corp. (a)................     179        87,907
Mercury General Corp. ..........     477        23,759
Odyssey Re Holdings Corp. ......     497        18,245
Old Republic International
  Corp. ........................   4,165        64,183
PartnerRe, Ltd. ................     998        82,365
Protective Life Corp. ..........   1,248        51,193
Reinsurance Group America,
  Inc. .........................     525        27,552
RenaissanceRe Holdings, Ltd. ...   1,184        71,324
StanCorp Financial Group,
  Inc. .........................     888        44,737
Transatlantic Holdings, Inc. ...     472        34,300
Unitrin, Inc. ..................     839        40,264
Wesco Financial Corp. ..........      25        10,175
White Mountains Insurance Group,
  Ltd. .........................     140        71,967
                                           -----------
                                               998,861
                                           -----------
IT SERVICES -- 0.6%
Convergys Corp. (a).............   2,334        38,417
Unisys Corp. (a)................   6,279        29,700
                                           -----------
                                                68,117
                                           -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.8%
Brunswick Corp. ................   1,603        27,331
Hasbro, Inc. ...................   2,370        60,625
                                           -----------
                                                87,956
                                           -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
PerkinElmer, Inc. ..............   2,124        55,267
                                           -----------
MACHINERY -- 5.7%
AGCO Corp. (a)..................   1,644       111,759
Crane Co. ......................     942        40,412
IDEX Corp. .....................   1,443        52,135
Kennametal, Inc. ...............   1,380        52,247
Lincoln Electric Holdings,
  Inc. .........................     727        51,748
Pall Corp. .....................   2,197        88,583
Pentair, Inc. ..................   1,789        62,275
SPX Corp. ......................     941        96,782
The Timken Co. .................   1,359        44,643
Trinity Industries, Inc. .......   1,418        39,364
                                           -----------
                                               639,948
                                           -----------
MEDIA -- 2.3%
DreamWorks Animation SKG, Inc.
(Class A)(a)....................   1,326        33,866
Idearc, Inc. ...................   2,615        45,919
Meredith Corp. .................     696        38,266
Regal Entertainment Group.......   1,414        25,551
The Interpublic Group of Cos.,
  Inc. (a)......................   8,441        68,457
The New York Times Co. (Class
  A)............................   2,559        44,859
                                           -----------
                                               256,918
                                           -----------
METALS & MINING -- 3.3%
Carpenter Technology Corp. .....     882        66,300
Cleveland-Cliffs, Inc. .........     736        74,189
Commercial Metals Co. ..........   2,132        62,787
Reliance Steel & Aluminum Co. ..   1,185        64,227
Steel Dynamics, Inc. ...........   1,733       103,235
                                           -----------
                                               370,738
                                           -----------
MULTI-UTILITIES -- 8.8%
Alliant Energy Corp. ...........   1,980        80,566
CenterPoint Energy, Inc. .......   5,084        87,089
CMS Energy Corp. ...............   4,038        70,181
Energy East Corp. ..............   2,823        76,814
Integrys Energy Group, Inc. ....   1,362        70,402
MDU Resources Group, Inc. ......   3,005        82,968
NiSource, Inc. .................   4,924        93,014
NSTAR...........................   1,787        64,725
OGE Energy Corp. ...............   1,650        59,879
Puget Energy, Inc. .............   2,094        57,438
SCANA Corp. ....................   1,889        79,621
TECO Energy, Inc. ..............   3,753        64,589
Wisconsin Energy Corp. .........   2,102       102,389
                                           -----------
                                               989,675
                                           -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------      -----
MULTILINE RETAIL -- 0.7%
Big Lots, Inc. (a)..............   1,822   $    29,134
Saks, Inc. (a)..................   2,264        47,000
                                           -----------
                                                76,134
                                           -----------
OIL, GAS & CONSUMABLE FUELS -- 3.7%
Boardwalk Pipeline Partners LP..     669        20,806
Cheniere Energy Partners LP.....     234         3,758
Enbridge Energy Partners LP.....   1,047        52,915
Forest Oil Corp. (a)............   1,398        71,074
Magellan Midstream Partners LP..   1,197        51,902
NuStar Energy LP................     692        36,884
ONEOK Partners LP...............     832        50,960
Overseas Shipholding Group,
  Inc. .........................     506        37,661
Teekay Corp. ...................     766        40,759
TEPPCO Partners LP..............   1,311        50,251
                                           -----------
                                               416,970
                                           -----------
PAPER & FOREST PRODUCTS -- 0.9%
MeadWestvaco Corp. .............   3,296       103,165
                                           -----------
PHARMACEUTICALS -- 0.8%
King Pharmaceuticals, Inc. (a)..   4,299        44,022
Watson Pharmaceuticals, Inc.
  (a)...........................   1,833        49,747
                                           -----------
                                                93,769
                                           -----------
REAL ESTATE INVESTMENT TRUSTS -- 10.9%
Alexandria Real Estate Equities,
  Inc. .........................     572        58,155
AMB Property Corp. .............   1,776       102,227
Annaly Capital Management,
  Inc. .........................   7,216       131,187
Apartment Investment &
  Management Co. (Class A)......   1,715        59,562
BRE Properties, Inc. (Class A)..     909        36,842
Douglas Emmett, Inc. ...........   1,754        39,658
Duke Realty Corp. ..............   2,613        68,147
Essex Property Trust, Inc. .....     448        43,675
Federal Realty Investment
  Trust.........................   1,013        83,218
Health Care REIT, Inc. .........   1,523        68,063
Hospitality Properties Trust....   1,691        54,484
iStar Financial, Inc. ..........   2,266        59,029
Liberty Property Trust..........   1,651        47,565
Mack-Cali Realty Corp. .........   1,203        40,902
Nationwide Health Properties,
  Inc. .........................   1,667        52,294
Rayonier, Inc. .................   1,382        65,286
Realty Income Corp. ............   1,812        48,960
Regency Centers Corp. ..........   1,245        80,290
UDR, Inc. ......................   2,415        47,938
Weingarten Realty Investors.....   1,416        44,519
                                           -----------
                                             1,232,001
                                           -----------
ROAD & RAIL -- 0.9%
Kansas City Southern(a).........   1,385        47,547
Ryder Systems, Inc. ............   1,041        48,937
                                           -----------
                                                96,484
                                           -----------
SOFTWARE -- 1.5%
Cadence Design Systems, Inc.
  (a)...........................   4,825        82,073
Compuware Corp. (a).............   5,132        45,572
Novell, Inc. (a)................   6,215        42,697
                                           -----------
                                               170,342
                                           -----------
SPECIALTY RETAIL -- 1.2%
Barnes & Noble, Inc. ...........     961        33,107
Foot Locker, Inc. ..............   2,829        38,644
OfficeMax, Inc. ................   1,347        27,829
RadioShack Corp. ...............   2,350        39,621
                                           -----------
                                               139,201
                                           -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Hanesbrands, Inc. (a)...........   1,722        46,787
Phillips-Van Heusen Corp. ......   1,012        37,302
                                           -----------
                                                84,089
                                           -----------
THRIFTS & MORTGAGE FINANCE -- 2.8%
Astoria Financial Corp. ........   1,602        37,279
Capitol Federal Financial.......     385        11,935
MGIC Investment Corp. ..........   1,467        32,905
New York Community Bancorp,
  Inc. .........................   5,810       102,140
People's United Financial,
  Inc. .........................   3,029        53,916
TFS Financial Corp. (a).........   1,817        21,695
The PMI Group, Inc. ............   1,450        19,256
Washington Federal, Inc. .......   1,566        33,058
                                           -----------
                                               312,184
                                           -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
GATX Corp. .....................     755        27,693
United Rentals, Inc. (a)........   1,399        25,686
                                           -----------
                                                53,379
                                           -----------
WATER UTILITIES -- 0.4%
Aqua America, Inc. .............   2,366        50,159
                                           -----------
TOTAL COMMON STOCKS --
  (Cost $12,779,523)............            11,250,807
                                           -----------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
STIC Prime Portfolio
  (Cost $73,697)................  73,697        73,697
                                           -----------
TOTAL INVESTMENTS -- 100.5%
  (Cost $12,853,220)............            11,324,504
OTHER ASSETS AND
  LIABILITIES -- (0.5)%.........               (53,233)
                                           -----------
NET ASSETS -- 100.0%............           $11,271,271
                                           ===========




(a)    Non-income producing security


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.6%
AAR Corp. (a)....................     194   $    7,378
American Science & Engineering,
  Inc. ..........................      45        2,554
Argon ST, Inc. (a)...............      66        1,225
BE Aerospace, Inc. (a)...........     465       24,598
Ceradyne, Inc. (a)...............     128        6,007
Cubic Corp. .....................      83        3,254
Curtiss-Wright Corp. ............     222       11,144
DRS Technologies, Inc. ..........     209       11,342
DynCorp International, Inc. (a)..     126        3,387
Esterline Technologies Corp.
  (a)............................     144        7,452
GenCorp, Inc. (a)................     277        3,230
Heico Corp. .....................     102        4,345
Hexcel Corp. (a).................     473       11,484
Innovative Solutions & Support,
  Inc. (a).......................      50          485
Ionatron, Inc. (a)...............     223          638
Ladish Co., Inc. (a).............      74        3,196
Moog, Inc. (a)...................     196        8,979
MTC Technologies, Inc. (a).......      47        1,105
Orbital Sciences Corp. (a).......     296        7,258
Taser International, Inc. (a)....     313        4,504
Teledyne Technologies, Inc. (a)..     162        8,639
TransDigm Group, Inc. (a)........     122        5,511
Triumph Group, Inc. .............      84        6,917
                                            ----------
                                               144,632
                                            ----------
AIR FREIGHT & LOGISTICS -- 0.3%
ABX Air, Inc. (a)................     280        1,170
Atlas Air Worldwide Holdings,
  Inc. (a).......................      77        4,175
Forward Air Corp. ...............     145        4,520
HUB Group, Inc. (Class A)(a).....     192        5,103
Pacer International, Inc. .......     177        2,584
UTI Worldwide, Inc. .............     443        8,683
                                            ----------
                                                26,235
                                            ----------
AIRLINES -- 0.5%
AirTran Holdings, Inc. (a).......     441        3,157
Alaska Air Group, Inc. (a).......     200        5,002
Allegiant Travel Co.(a)..........      67        2,153
Continental Airlines, Inc. (Class
  B)(a)..........................     488       10,858
ExpressJet Holdings, Inc. (a)....     306          759
JetBlue Airways Corp. (a)........     822        4,850
Republic Airways Holdings, Inc.
  (a)............................     181        3,546
SkyWest, Inc. ...................     309        8,297
US Airways Group, Inc. (a).......     428        6,296
                                            ----------
                                                44,918
                                            ----------
AUTO COMPONENTS -- 0.7%
Aftermarket Technology Corp.
  (a)............................     113        3,080
American Axle & Manufacturing
  Holdings, Inc. ................     233        4,339
ArvinMeritor, Inc. ..............     371        4,352
Cooper Tire & Rubber Co. ........     304        5,040
Drew Industries, Inc. (a)........      92        2,521
Gentex Corp. ....................     725       12,883
Lear Corp. (a)...................     325        8,990
Modine Manufacturing Co. ........     144        2,377
Sauer-Danfoss, Inc. .............      51        1,278
Superior Industries
  International, Inc. ...........     107        1,944
Tenneco Automotive, Inc. (a).....     228        5,944
TRW Automotive Holdings Corp.
  (a)............................     262        5,476
Visteon Corp. (a)................     680        2,985
                                            ----------
                                                61,209
                                            ----------
AUTOMOBILES -- 0.1%
Fleetwood Enterprises, Inc. (a)..     323        1,932
Monaco Coach Corp. ..............     133        1,181
Thor Industries, Inc. ...........     194        7,374
Winnebago Industries, Inc. ......     153        3,216
                                            ----------
                                                13,703
                                            ----------
BEVERAGES -- 0.3%
Boston Beer Co., Inc. (a)........      54        2,033
Central European Distribution
  Corp. (a)......................     165        9,583
Coca-Cola Hellenic Bottling Co.
  SA.............................      22        1,296
PepsiAmericas, Inc. .............     328       10,929
                                            ----------
                                                23,841
                                            ----------
BIOTECHNOLOGY -- 2.6%
Affymax, Inc. (a)................      32          716
Alexion Pharmaceuticals, Inc.
  (a)............................     188       14,106
Alkermes, Inc. (a)...............     516        8,044
Alnylam Pharmaceuticals, Inc.
  (a)............................     163        4,740
Altus Pharmaceuticals, Inc. (a)..     118          611
Applera Corp. -- Celera Genomics
  Group(a).......................     407        6,459
Arena Pharmaceuticals, Inc. (a)..     364        2,850
Ariad Pharmaceuticals, Inc. (a)..     325        1,381
BioMarin Pharmaceuticals, Inc.
  (a)............................     478       16,921
Cepheid, Inc. (a)................     272        7,167
Cougar Biotechnology, Inc. (a)...      69        2,256
Cubist Pharmaceuticals, Inc.
  (a)............................     278        5,702
CV Therapeutics, Inc. (a)........     265        2,398
Dendreon Corp. (a)...............     410        2,550
Enzon Pharmaceuticals, Inc. (a)..     206        1,963
Geron Corp. (a)..................     396        2,249
GTx, Inc. (a)....................      77        1,105
Halozyme Therapeutics, Inc. (a)..     331        2,353
Human Genome Sciences, Inc. (a)..     666        6,953
ImClone Systems, Inc. (a)........     308       13,244
Incyte, Inc. (a).................     383        3,849
InterMune, Inc. (a)..............     150        2,000
Isis Pharmaceuticals, Inc. (a)...     431        6,788
Keryx Biopharmaceuticals, Inc.
  (a)............................     219        1,840
Lexicon Genetics, Inc. (a).......     504        1,527
Life Cell Corp. (a)..............     174        7,501
Ligand Pharmaceuticals, Inc.
  (Class B)......................     355        1,715
MannKind Corp. (a)...............     262        2,086
Martek Biosciences Corp. (a).....     161        4,762
Maxygen, Inc. (a)................     140        1,124
Medarex, Inc. (a)................     623        6,492
Momenta Pharmaceuticals, Inc.
  (a)............................     137          978
Myriad Genetics, Inc. (a)........     216       10,027
Neurocrine Biosciences, Inc.
  (a)............................     180          817
Onyx Pharmaceuticals, Inc. (a)...     275       15,296
Opko Health, Inc. (a)............     472        1,345
OSI Pharmaceuticals, Inc. (a)....     291       14,116
PDL BioPharma, Inc. (a)..........     590       10,337
Pharmion Corp. (a)...............     151        9,492
Progenics Pharmaceuticals, Inc.
  (a)............................     118        2,132
Regeneron Pharmaceuticals, Inc.
  (a)............................     339        8,187
Savient Pharmaceuticals, Inc.
  (a)............................     266        6,110

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Seattle Genetics, Inc. (a).......     230   $    2,622
Theravance, Inc. (a).............     263        5,129
United Therapeutics Corp. (a)....      98        9,570
Vanda Pharmaceuticals, Inc. (a)..     104          716
Zymogenetics, Inc. (a)...........     183        2,136
                                            ----------
                                               242,462
                                            ----------
BUILDING PRODUCTS -- 0.6%
American Woodmark Corp. .........      51          927
Ameron International Corp. ......      44        4,054
Apogee Enterprises, Inc. ........     151        2,584
Armstrong World Industries, Inc.
  (a)............................      91        3,650
Builders FirstSource, Inc. (a)...      77          556
Gibraltar Industries, Inc. ......     147        2,267
Goodman Global, Inc. (a).........     165        4,049
Griffon Corp. (a)................     130        1,618
Lennox International, Inc. ......     301       12,467
NCI Building Systems, Inc. (a)...      97        2,793
Owens Corning, Inc. (a)..........     449        9,079
PGT, Inc. (a)....................      59          281
Simpson Manufacturing Co.,
  Inc. ..........................     185        4,919
Trex Co., Inc. (a)...............      59          502
Universal Forest Products,
  Inc. ..........................      93        2,740
                                            ----------
                                                52,486
                                            ----------
CAPITAL MARKETS -- 1.8%
Affiliated Managers Group, Inc.
  (a)............................     151       17,736
Calamos Asset Management, Inc.
  (Class B)......................     109        3,246
Cohen & Steers, Inc. ............      78        2,338
FBR Capital Markets Corp. (a)....     173        1,657
FCStone Group, Inc. (a)..........      92        4,235
GAMCO Investors, Inc. ...........      30        2,076
GFI Group, Inc. (a)..............      80        7,658
Greenhill & Co., Inc. ...........      45        2,992
Investment Technology Group, Inc.
  (a)............................     222       10,565
Jefferies Group, Inc. ...........     547       12,608
KBW, Inc. (a)....................     152        3,890
Knight Capital Group, Inc. (a)...     514        7,402
LaBranche & Co., Inc. (a)........     266        1,341
Lazard, Ltd. ....................     259       10,536
MF Global, Ltd.(a)...............     494       15,546
optionsXpress Holdings, Inc. ....     243        8,218
Penson Worldwide, Inc. (a).......     101        1,449
Piper Jaffray Cos., Inc. (a).....      92        4,261
Pzena Investment Management,
  Inc. ..........................      23          262
Raymond James Financial, Inc. ...     485       15,840
Stifel Financial Corp. (a).......      60        3,154
SWS Group, Inc. .................     129        1,634
Thomas Weisel Partners Group,
  Inc. (a).......................     120        1,648
TradeStation Group, Inc. (a).....     166        2,359
W.P. Carey & Co. LLC.............     140        4,648
W.P. Stewart & Co., Ltd. ........     107          547
Waddell & Reed Financial, Inc.
  (Class A)......................     419       15,122
                                            ----------
                                               162,968
                                            ----------
CHEMICALS -- 3.2%
A. Schulman, Inc. ...............     125        2,694
Airgas, Inc. ....................     357       18,603
Albemarle Corp. .................     390       16,088
American Vanguard Corp. .........      96        1,666
Arch Chemicals, Inc. ............     119        4,373
Cabot Corp. .....................     309       10,302
CF Industries Holdings, Inc. ....     250       27,515
Chemtura Corp. ..................   1,221        9,524
Cytec Industries, Inc. ..........     211       12,993
Ferro Corp. .....................     213        4,415
Flotek Industries, Inc. (a)......      88        3,172
FMC Corp. .......................     366       19,965
Georgia Gulf Corp. ..............     173        1,145
H.B. Fuller Co. .................     301        6,757
Hercules, Inc. ..................     590       11,417
Koppers Holdings, Inc. ..........      81        3,502
Kronos Worldwide, Inc. ..........      14          244
Minerals Technologies, Inc. .....      98        6,561
Nalco Holding Co. ...............     728       17,603
NewMarket Corp. .................      69        3,843
NL Industries, Inc. .............      35          400
Olin Corp. ......................     326        6,302
OM Group, Inc. (a)...............     155        8,919
PolyOne Corp. (a)................     418        2,750
Rockwood Holdings, Inc. (a)......     125        4,153
RPM International, Inc. .........     614       12,464
Sensient Technologies Corp. .....     233        6,589
Spartech Corp. ..................     155        2,186
Symyx Technologies, Inc. (a).....     153        1,175
Terra Industries, Inc. (a).......     448       21,396
Terra Nitrogen Co. LP............      36        5,383
The Scotts Miracle-Gro Co. (Class
  A).............................     213        7,970
Tronox, Inc. ....................     192        1,709
Valhi, Inc. .....................      63        1,004
Valspar Corp. ...................     475       10,707
W.R. Grace & Co.(a)..............     299        7,828
Westlake Chemical Corp. .........      91        1,728
Zep, Inc. (a)....................     110        1,526
Zoltek Cos., Inc. (a)............     138        5,916
                                            ----------
                                               292,487
                                            ----------
COMMERCIAL BANKS -- 4.5%
1st Source Corp. ................      64        1,108
Alabama National Bancorp.........      96        7,470
AMCORE Financial, Inc. ..........     108        2,452
Bancfirst Corp. .................      36        1,543
BancorpSouth, Inc. ..............     392        9,255
Bank of Hawaii Corp. ............     252       12,887
Bank of the Ozarks, Inc. ........      67        1,755
Banner Corp. ....................      76        2,183
BOK Financial Corp. .............     115        5,945
Boston Private Financial
  Holdings, Inc. ................     179        4,847
Capital City Bank Group, Inc. ...      63        1,778
Capitol Bancorp, Ltd. ...........      84        1,690
Cascade Bancorp..................     117        1,629
Cathay General Bancorp...........     248        6,570
Centennial Bank Holdings, Inc.
  (a)............................     284        1,642
Central Pacific Financial
  Corp. .........................     149        2,751
Chemical Financial Corp. ........     109        2,593
Chittenden Corp. ................     237        8,442
Citizens Republic Bancorp,
  Inc. ..........................     379        5,499
City Bank........................      67        1,502
City Holding Co. ................      83        2,809
CoBiz, Inc. .....................      92        1,368
Columbia Banking System, Inc. ...      94        2,795

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Community Bank System, Inc. .....     152   $    3,020
Community Trust Bancorp, Inc. ...      71        1,955
Cullen/Frost Bankers, Inc. ......     292       14,793
CVB Financial Corp. .............     348        3,598
East West Bancorp, Inc. .........     313        7,584
F N B Corp. .....................     302        4,439
First Bancorp- North Carolina....      65        1,228
First BanCorp- Puerto Rico.......     393        2,865
First Charter Corp. .............     176        5,255
First Citizens Bancshares, Inc.
  (Class A)......................      29        4,230
First Commonwealth Financial
  Corp. .........................     337        3,589
First Community Bancorp, Inc. ...     134        5,526
First Financial Bancorp..........     188        2,143
First Financial Bankshares,
  Inc. ..........................      87        3,276
First Financial Corp. ...........      49        1,389
First Indiana Corp. .............      59        1,888
First Merchants Corp. ...........      93        2,031
First Midwest Bancorp, Inc. .....     241        7,375
First State Bancorp..............      95        1,320
FirstMerit Corp. ................     381        7,624
Frontier Financial Corp. ........     229        4,253
Fulton Financial Corp. ..........     878        9,851
Glacier Bancorp, Inc. ...........     262        4,910
Great Southern Bancorp, Inc. ....      49        1,076
Hancock Holding Co. .............     131        5,004
Hanmi Financial Corp. ...........     226        1,948
Harleysville National Corp. .....     172        2,506
IBERIABANK Corp. ................      59        2,758
Independent Bank Corp.-
  Massachusetts..................      71        1,933
Independent Bank Corp.-
  Michigan.......................     111        1,055
Integra Bank Corp. ..............     106        1,496
International Bancshares Corp. ..     267        5,591
Irwin Financial Corp. ...........     118          867
MB Financial, Inc. ..............     176        5,426
Midwest Banc Holdings, Inc. .....     117        1,453
Nara Bancorp, Inc. ..............     104        1,214
National Penn Bancshares, Inc. ..     234        3,543
NBT Bancorp, Inc. ...............     169        3,857
Northfield Bancorp, Inc. (a).....      89          963
Old National Bancorp.............     341        5,101
Old Second Bancorp, Inc. ........      53        1,420
Omega Financial Corp. ...........      56        1,639
Oriental Financial Group.........     122        1,636
Pacific Capital Bancorp..........     244        4,912
Park National Corp. .............      59        3,805
PrivateBancorp, Inc. ............     112        3,657
Prosperity Bancshares, Inc. .....     217        6,378
Provident Bankshares Corp. ......     167        3,572
Republic Bancorp, Inc.-
  Kentucky.......................      58          959
S&T Bancorp, Inc. ...............     127        3,510
S.Y. Bancorp, Inc. ..............      62        1,484
Sandy Spring Bancorp, Inc. ......      83        2,309
Santander Bancorp................      28          242
Seacoast Banking Corp. of
  Florida........................      74          761
Signature Bank(a)................     144        4,860
Simmons First National Corp. ....      70        1,855
South Financial Group, Inc. .....     362        5,658
Sterling Bancorp.................      89        1,214
Sterling Bancshares, Inc. .......     380        4,241
Sterling Financial
  Corp. -- Pennsylvania..........     141        2,315
Sterling Financial
  Corp. -- Washington............     254        4,265
Suffolk Bancorp..................      50        1,535
Sun Bancorp, Inc. (a)............      87        1,373
Susquehanna Bancshares, Inc. ....     446        8,224
SVB Financial Group(a)...........     165        8,316
Texas Capital Bancshares, Inc.
  (a)............................     124        2,263
Tompkins Trustco, Inc. ..........      40        1,552
TowneBank........................     121        1,948
Trico Bancshares.................      68        1,312
Trustmark Corp. .................     259        6,568
UCBH Holdings, Inc. .............     528        7,476
UMB Financial Corp. .............     157        6,023
Umpqua Holdings Corp. ...........     304        4,663
United Bankshares, Inc. .........     220        6,164
United Community Banks, Inc. ....     238        3,760
USB Holding Co., Inc. ...........       3           59
Virginia Commerce Bancorp, Inc.
  (a)............................      95        1,114
W Holding Co., Inc. .............     641          776
Washington Trust Bancorp, Inc. ..      62        1,564
Webster Financial Corp. .........     278        8,888
WesBanco, Inc. ..................     121        2,493
West Coast Bancorp...............      73        1,350
Westamerica Bancorp..............     148        6,593
Western Alliance Bancorp(a)......     126        2,365
Whitney Holding Corp. ...........     344        8,996
Wilmington Trust Corp. ..........     346       12,179
Wintrust Financial Corp. ........     123        4,075
                                            ----------
                                               412,767
                                            ----------
COMMERCIAL SERVICES & SUPPLIES -- 3.7%
ABM Industries, Inc. ............     228        4,649
ACCO Brands Corp. (a)............     269        4,315
Administaff, Inc. ...............     121        3,422
Advisory Board Co.(a)............      89        5,713
American Reprographics Co.(a)....     186        3,065
Bowne & Co., Inc. ...............     129        2,270
CBIZ, Inc. (a)...................     259        2,541
CDI Corp. .......................      70        1,698
Cenveo, Inc. (a).................     250        4,368
Clean Harbors, Inc. (a)..........      83        4,291
Comfort Systems USA, Inc. .......     212        2,709
Consolidated Graphics, Inc. (a)..      59        2,821
Copart, Inc. (a).................     330       14,041
Corrections Corp. of America
  (a)............................     617       18,208
CoStar Group, Inc. (a)...........      97        4,583
Courier Corp. ...................      57        1,882
Covanta Holding Corp. (a)........     543       15,019
CRA International, Inc. (a)......      58        2,761
Deluxe Corp. ....................     260        8,551
Diamond Management & Technology
  Consultants, Inc. .............     150        1,091
Duff & Phelps Corp. (Class
  A)(a)..........................      42          827
EnergySolutions, Inc. (a)........     147        3,968
Ennis, Inc. .....................     124        2,232
First Advantage Corp. (Class
  A)(a)..........................      35          576
FTI Consulting, Inc. (a).........     240       14,794
Fuel Tech, Inc. (a)..............      95        2,152
G & K Services, Inc. (Class A)...     110        4,127
Healthcare Services Group,
  Inc. ..........................     197        4,172
Heidrick & Struggles
  International, Inc. (a)........      91        3,377

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Herman Miller, Inc. .............     307   $    9,944
HNI Corp. .......................     192        6,732
Hudson Highland Group, Inc. (a)..     119        1,001
Huron Consulting Group, Inc.
  (a)............................      90        7,257
IHS, Inc. (a)....................     159        9,629
IKON Office Solutions, Inc. .....     527        6,862
Innerworkings, Inc. (a)..........     132        2,278
Interface, Inc. (Class A)........     262        4,276
Kelly Services, Inc. (Class A)...     117        2,183
Kenexa Corp. (a).................     127        2,466
Kforce, Inc. (a).................     204        1,989
Kimball International, Inc.
  (Class B)......................     129        1,767
Knoll, Inc. .....................     248        4,075
Korn/Ferry International(a)......     238        4,479
Layne Christensen Co.(a).........      94        4,626
LECG Corp. (a)...................     132        1,988
M&F Worldwide Corp. (a)..........      70        3,770
McGrath Rentcorp.................     115        2,961
Mine Safety Appliances Co. ......     114        5,913
Mobile Mini, Inc. (a)............     173        3,207
Navigant Consulting, Inc. (a)....     249        3,404
PHH Corp. (a)....................     272        4,798
Pike Electric Corp. (a)..........      80        1,341
Resources Connection, Inc. ......     243        4,413
Rollins, Inc. ...................     263        5,040
RSC Holdings, Inc. (a)...........     244        3,062
Schawk, Inc. ....................      59          916
School Specialty, Inc. (a).......      92        3,179
Spherion Corp. (a)...............     268        1,951
Steelcase, Inc. (Class A)........     308        4,888
TeleTech Holdings, Inc. (a)......     201        4,275
Tetra Tech, Inc. (a).............     287        6,171
The Brink's Co. .................     207       12,366
The Corporate Executive Board
  Co. ...........................     183       10,998
The Geo Group, Inc. (a)..........     250        7,000
TrueBlue, Inc. (a)...............     228        3,301
United Stationers, Inc. (a)......     124        5,730
Viad Corp. ......................      95        3,000
Volt Information Sciences, Inc.
  (a)............................      76        1,388
Waste Connections, Inc. (a)......     348       10,753
Watson Wyatt Worldwide, Inc.
  (Class A)......................     215        9,978
                                            ----------
                                               339,578
                                            ----------
COMMUNICATIONS EQUIPMENT -- 2.3%
3Com Corp. (a)...................   1,979        8,945
Acme Packet, Inc. (a)............     114        1,435
ADC Telecommunications, Inc.
  (a)............................     594        9,237
Adtran, Inc. ....................     294        6,286
Airvana, Inc. (a)................      40          217
Arris Group, Inc. (a)............     658        6,569
Aruba Networks, Inc. (a).........     159        2,371
Avocent Corp. (a)................     247        5,758
Bel Fuse, Inc. (Class B).........      52        1,522
BigBand Networks, Inc. (a).......     131          673
Black Box Corp. .................      85        3,074
Blue Coat Systems, Inc. (a)......     160        5,259
CIENA Corp. (a)..................     430       14,667
CommScope, Inc. (a)..............     332       16,343
Comtech Telecommunications Corp.
  (a)............................     118        6,373
Dycom Industries, Inc. (a).......     207        5,517
Extreme Networks, Inc. (a).......     573        2,028
F5 Networks, Inc. (a)............     426       12,150
Finisar Corp. (a)................   1,191        1,727
Foundry Networks, Inc. (a).......     655       11,476
Harmonic, Inc. (a)...............     464        4,863
Harris Stratex Networks, Inc.
  (a)............................     111        1,854
Hughes Communications, Inc. (a)..      31        1,693
Infinera Corp. (a)...............     367        5,446
InterDigital, Inc. (a)...........     242        5,646
Ixia(a)..........................     173        1,640
Loral Space & Communications,
  Ltd.(a)........................      68        2,329
Mastec, Inc. (a).................     233        2,370
Netgear, Inc. (a)................     177        6,314
Neutral Tandem, Inc. (a).........      27          514
Nextwave Wireless, Inc. (a)......     267        1,436
OpNext, Inc. (a).................     104          920
Packeteer, Inc. (a)..............     165        1,016
Plantronics, Inc. ...............     247        6,422
Polycom, Inc. (a)................     464       12,890
Powerwave Technologies, Inc.
  (a)............................     573        2,309
Riverbed Technology, Inc. (a)....     263        7,033
ShoreTel, Inc. (a)...............      38          531
Sonus Networks, Inc. (a).........   1,327        7,736
Starent Networks Corp. (a).......     155        2,829
Sycamore Networks, Inc. (a)......     961        3,690
Symmetricom, Inc. (a)............     219        1,031
Tekelec(a).......................     294        3,675
Utstarcom, Inc. (a)..............     508        1,397
Viasat, Inc. (a).................     145        4,992
                                            ----------
                                               212,203
                                            ----------
COMPUTERS & PERIPHERALS -- 0.9%
Adaptec, Inc. (a)................     492        1,663
Avid Technology, Inc. (a)........     206        5,838
Brocade Communications Systems,
  Inc. (a).......................   1,946       14,284
Data Domain, Inc. (a)............      69        1,817
Electronics for Imaging, Inc.
  (a)............................     291        6,542
Emulex Corp. (a).................     414        6,756
Hutchinson Technology, Inc. (a)..     131        3,448
Hypercom Corp. (a)...............     273        1,360
Imation Corp. ...................     170        3,570
Intermec, Inc. (a)...............     242        4,915
Isilon Systems, Inc. (a).........     120          610
Novatel Wireless, Inc. (a).......     168        2,722
Palm, Inc. ......................     476        3,018
QLogic Corp. (a).................     682        9,684
Quantum Corp. (a)................     999        2,687
Rackable Systems, Inc. (a).......     162        1,620
Stratasys, Inc. (a)..............     105        2,713
Synaptics, Inc. (a)..............     131        5,392
                                            ----------
                                                78,639
                                            ----------
CONSTRUCTION & ENGINEERING -- 1.1%
Aecom Technology Corp. (a).......     362       10,342
EMCOR Group, Inc. (a)............     324        7,656
Granite Construction, Inc. ......     171        6,187
Insituform Technologies, Inc.
  (a)............................     125        1,850
Perini Corp. (a).................     122        5,053
Quanta Services, Inc. (a)........     858       22,514

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
The Shaw Group, Inc. (a).........     383   $   23,149
URS Corp. (a)....................     400       21,732
                                            ----------
                                                98,483
                                            ----------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. ...........     219        7,770
Headwaters, Inc. (a).............     209        2,453
Texas Industries, Inc. ..........     137        9,604
                                            ----------
                                                19,827
                                            ----------
CONSUMER FINANCE -- 0.3%
Advance America Cash Advance
  Centers, Inc. .................     317        3,221
Advanta Corp. (Class B)..........     193        1,557
AmeriCredit Corp. (a)............     567        7,252
Cardtronics, Inc. (a)............      51          516
Cash America International,
  Inc. ..........................     149        4,813
CompuCredit Corp. (a)............     171        1,707
Credit Acceptance Corp. (a)......      10          207
Dollar Financial Corp. (a).......     124        3,805
Ezcorp, Inc. (a).................     181        2,043
First Cash Financial Services,
  Inc. (a).......................     145        2,129
Nelnet, Inc. ....................     100        1,271
World Acceptance Corp. (a).......      77        2,077
                                            ----------
                                                30,598
                                            ----------
CONTAINERS & PACKAGING -- 0.7%
Aptargroup, Inc. ................     325       13,296
Graphic Packaging Corp. (a)......     329        1,214
Greif, Inc. (Class A)............     152        9,936
Myers Industries, Inc. ..........     130        1,881
Packaging Corp. of America.......     472       13,310
Rock-Tenn Co. ...................     190        4,828
Silgan Holdings, Inc. ...........     124        6,441
Smurfit-Stone Container Corp.
  (a)............................   1,286       13,580
                                            ----------
                                                64,486
                                            ----------
DISTRIBUTORS -- 0.2%
Audiovox Corp. (Class A)(a)......      86        1,067
Building Material Holding
  Corp. .........................     142          785
LKQ Corp. (a)....................     617       12,969
                                            ----------
                                                14,821
                                            ----------
DIVERSIFIED CONSUMER SERVICES -- 1.4%
American Public Education, Inc.
  (a)............................      20          836
Bright Horizons Family Solutions,
  Inc. (a).......................     128        4,421
Capella Education Co.(a).........      52        3,404
Career Education Corp. (a).......     461       11,590
Coinstar, Inc. (a)...............     129        3,631
Corinthian Colleges, Inc. (a)....     420        6,468
DeVry, Inc. .....................     313       16,263
INVESTools, Inc. (a).............     231        4,098
Jackson Hewitt Tax Service,
  Inc. ..........................     135        4,286
Lincoln Educational Services
  Corp. (a)......................      12          177
Matthews International Corp.
  (Class A)......................     160        7,499
Pre-Paid Legal Services, Inc.
  (a)............................      44        2,435
Regis Corp. .....................     228        6,375
Service Corp. International......   1,436       20,176
Sotheby's Holdings, Inc. ........     337       12,840
Steiner Leisure, Ltd.(a).........      79        3,489
Stewart Enterprises, Inc. (Class
  A).............................     496        4,414
Strayer Education, Inc. .........      73       12,452
Universal Technical Institute,
  Inc. (a).......................     114        1,938
                                            ----------
                                               126,792
                                            ----------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Asset Acceptance Capital Corp. ..      75          781
Financial Federal Corp. .........     129        2,875
Interactive Brokers Group, Inc.
  (Class A)(a)...................     206        6,658
KKR Financial Holdings LLC.......     572        8,037
MarketAxess Holdings, Inc. (a)...     156        2,001
MSCI, Inc. (Class A)(a)..........      67        2,573
NewStar Financial, Inc. (a)......     173        1,432
Pico Holdings, Inc. (a)..........      85        2,858
Portfolio Recovery Associates,
  Inc. ..........................      79        3,134
Resource America, Inc. ..........      70        1,027
The Nasdaq Stock Market, Inc.
  (a)............................     534       26,428
                                            ----------
                                                57,804
                                            ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
Alaska Communications Systems
  Group, Inc. ...................     224        3,360
Cbeyond, Inc. (a)................     108        4,211
Cincinnati Bell, Inc. (a)........   1,256        5,966
Cogent Communications Group, Inc.
  (a)............................     245        5,809
Consolidated Communications
  Holdings, Inc. ................      96        1,910
Covad Communications Group, Inc.
  (a)............................   1,441        1,239
Fairpoint Communications, Inc. ..     131        1,706
General Communication, Inc.
  (Class A)(a)...................     235        2,056
Global Crossing, Ltd.(a).........     126        2,778
Globalstar, Inc. (a).............     128        1,024
IDT Corp. (Class B)..............     311        2,628
Iowa Telecommunications Services,
  Inc. ..........................     157        2,553
North Pittsburgh Systems, Inc. ..      88        1,997
NTELOS Holdings Corp. ...........     149        4,424
Paetec Holding Corp. (a).........     416        4,056
Premiere Global Services, Inc.
  (a)............................     291        4,321
SureWest Communications..........      61        1,043
Time Warner Telecom, Inc. (Class
  A)(a)..........................     733       14,873
Vonage Holdings Corp. (a)........     196          451
                                            ----------
                                                66,405
                                            ----------
ELECTRIC UTILITIES -- 1.3%
ALLETE, Inc. ....................     124        4,908
Cleco Corp. .....................     297        8,256
El Paso Electric Co.(a)..........     236        6,034
Empire District Electric Co. ....     165        3,759
Great Plains Energy, Inc. .......     436       12,783
Hawaiian Electric Industries,
  Inc. ..........................     405        9,222
IDACORP, Inc. ...................     221        7,784
ITC Holdings Corp. ..............     216       12,187
MGE Energy, Inc. ................     107        3,795
Otter Tail Corp. ................     135        4,671
Portland General Electric Co. ...     319        8,862
Sierra Pacific Resources.........   1,117       18,967
UIL Holdings Corp. ..............     119        4,397
Unisource Energy Corp. ..........     173        5,458
Westar Energy, Inc. .............     499       12,944
                                            ----------
                                               124,027
                                            ----------
ELECTRICAL EQUIPMENT -- 1.7%
A.O. Smith Corp. ................     107        3,750
Acuity Brands, Inc. .............     210        9,450

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Advanced Battery Technologies,
  Inc. (a).......................     209   $      982
American Superconductor Corp.
  (a)............................     187        5,113
Baldor Electric Co. .............     209        7,035
Belden CDT, Inc. ................     228       10,146
Brady Corp. .....................     246        8,632
Encore Wire Corp. ...............      80        1,274
Energy Conversion Devices, Inc.
  (a)............................     196        6,595
EnerSys(a).......................     189        4,717
Evergreen Solar, Inc. (a)........     459        7,927
Franklin Electric Co., Inc. .....      80        3,062
FuelCell Energy, Inc. (a)........     331        3,284
General Cable Corp. (a)..........     264       19,346
Genlyte Group, Inc. (a)..........     127       12,090
GrafTech International, Ltd.(a)..     530        9,407
II-VI, Inc. (a)..................     128        3,910
Medis Technologies, Ltd.(a)......     102        1,574
Plug Power, Inc. (a).............     372        1,469
Polypore International, Inc.
  (a)............................      72        1,260
Power-One, Inc. (a)..............     414        1,652
Regal-Beloit Corp. ..............     159        7,147
Superior Essex, Inc. (a).........     103        2,472
Thomas & Betts Corp. (a).........     296       14,516
Vicor Corp. .....................      91        1,419
Woodward Governor Co. ...........     149       10,125
                                            ----------
                                               158,354
                                            ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.4%
Agilysys, Inc. ..................     134        2,026
Anixter International, Inc. (a)..     163       10,150
AVX Corp. .......................     258        3,462
Benchmark Electronics, Inc. (a)..     357        6,330
Brightpoint, Inc. (a)............     261        4,009
Checkpoint Systems, Inc. (a).....     206        5,352
Cogent, Inc. (a).................     194        2,163
Cognex Corp. ....................     194        3,909
CTS Corp. .......................     183        1,817
Daktronics, Inc. ................     191        4,311
Dolby Laboratories, Inc. (a).....     221       10,988
Echelon Corp. (a)................     164        3,385
Electro Scientific Industries,
  Inc. (a).......................     127        2,521
FARO Technologies, Inc. (a)......      79        2,147
FLIR Systems, Inc. (a)...........     663       20,752
ICx Technologies, Inc. (a).......      15          144
Insight Enterprises, Inc. (a)....     251        4,578
IPG Photonics Corp. (a)..........      91        1,819
Itron, Inc. (a)..................     154       14,779
KEMET Corp. (a)..................     414        2,745
L-1 Identity Solutions, Inc.
  (a)............................     356        6,390
Littelfuse, Inc. (a).............     110        3,626
Measurement Specialties, Inc.
  (a)............................      63        1,392
Mercury Computer System, Inc.
  (a)............................     108        1,740
Methode Electronics, Inc. (Class
  A).............................     179        2,943
Mettler Toledo International,
  Inc. (a).......................     180       20,484
MTS Systems Corp. ...............      87        3,712
Multi-Fineline Electronix, Inc.
  (a)............................      52          902
National Instruments Corp. ......     291        9,699
Newport Corp. (a)................     183        2,341
Park Electrochemical Corp. ......      93        2,626
Plexus Corp. (a).................     237        6,224
Rofin-Sinar Technologies, Inc.
  (a)............................     154        7,409
Rogers Corp. (a).................      91        3,947
Sanmina-SCI Corp. (a)............   2,672        4,863
Scansource, Inc. (a).............     126        4,076
Smart Modular Technologies (WWH),
  Inc. (a).......................     167        1,700
SYNNEX Corp. (a).................      86        1,686
Tech Data Corp. (a)..............     279       10,524
Technitrol, Inc. ................     208        5,945
TTM Technologies, Inc. (a).......     199        2,320
Universal Display Corp. (a)......     161        3,328
Vishay Intertechnology, Inc.
  (a)............................     867        9,892
                                            ----------
                                               225,156
                                            ----------
ENERGY EQUIPMENT & SERVICES -- 3.2%
Allis-Chalmers Energy, Inc. (a)..     152        2,242
Atwood Oceanics, Inc. (a)........     136       13,633
Basic Energy Services, Inc. (a)..     119        2,612
Bristow Group, Inc. (a)..........     115        6,515
Cal Dive International, Inc.
  (a)............................     195        2,583
CARBO Ceramics, Inc. ............     104        3,869
Complete Production Services,
  Inc. (a).......................     215        3,864
Dresser-Rand Group, Inc. (a).....     432       16,870
Dril-Quip, Inc. (a)..............     138        7,681
Exterran Holdings, Inc. (a)......     330       26,994
Exterran Partners LP.............      56        1,797
Global Industries, Ltd.(a).......     443        9,489
Grey Wolf, Inc. (a)..............     912        4,861
Gulfmark Offshore, Inc. (a)......     103        4,819
Helix Energy Solutions Group,
  Inc. (a).......................     421       17,471
Helmerich & Payne, Inc. .........     484       19,394
Hercules Offshore, Inc. (a)......     443       10,535
Hornbeck Offshore Services, Inc.
  (a)............................     117        5,259
ION Geophysical Corp. (a)........     362        5,712
Key Energy Services, Inc. (a)....     662        9,526
Lufkin Industries, Inc. .........      75        4,297
NATCO Group, Inc. (a)............      78        4,224
Newpark Resources, Inc. (a)......     434        2,365
Oceaneering International, Inc.
  (a)............................     275       18,521
Oil States International, Inc.
  (a)............................     251        8,564
Parker Drilling Co.(a)...........     575        4,341
Pioneer Drilling Co.(a)..........     259        3,077
RPC, Inc. .......................     201        2,354
SEACOR Holdings, Inc. (a)........     120       11,129
Superior Energy Services, Inc.
  (a)............................     408       14,043
Superior Offshore International,
  Inc. (a).......................      88          442
Superior Well Services, Inc.
  (a)............................      70        1,485
Tetra Technologies, Inc. (a).....     378        5,885
Tidewater, Inc. .................     280       15,361
Unit Corp. (a)...................     235       10,869
W-H Energy Services, Inc. (a)....     151        8,488
                                            ----------
                                               291,171
                                            ----------
FOOD & STAPLES RETAILING -- 0.8%
BJ'S Wholesale Club, Inc. (a)....     325       10,995
Casey's General Stores, Inc. ....     259        7,669
Great Atlantic & Pacific Tea
  Co.(a).........................     115        3,590
Ingles Markets, Inc. ............      63        1,599
Longs Drug Stores Corp. .........     162        7,614
Nash Finch Co. ..................      64        2,258
Pantry, Inc. (a).................     112        2,926
Performance Food Group Co.(a)....     169        4,541
Pricesmart, Inc. ................      66        1,984

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Rite Aid Corp. (a)...............   2,732   $    7,622
Ruddick Corp. ...................     183        6,345
The Andersons, Inc. .............      88        3,942
United Natural Foods, Inc. (a)...     202        6,407
Weis Markets, Inc. ..............      57        2,277
Winn-Dixie Stores, Inc. (a)......     279        4,707
                                            ----------
                                                74,476
                                            ----------
FOOD PRODUCTS -- 1.3%
Alico, Inc. .....................      18          657
B&G Foods, Inc. .................     186        1,899
Chiquita Brands International,
  Inc. (a).......................     218        4,009
Corn Products International,
  Inc. ..........................     374       13,744
Darling International, Inc. (a)..     405        4,682
Del Monte Foods Co. .............   1,013        9,583
Farmer Brothers Co. .............      29          667
Flowers Foods, Inc. .............     429       10,043
Fresh Del Monte Produce, Inc.
  (a)............................     222        7,455
Green Mountain Coffee Roasters,
  Inc. (a).......................      85        3,459
Hain Celestial Group, Inc. (a)...     202        6,464
J&J Snack Foods Corp. ...........      76        2,377
Lancaster Colony Corp. ..........     106        4,208
Lance, Inc. .....................     150        3,063
Pilgrim's Pride Corp. ...........     204        5,906
Ralcorp Holdings, Inc. (a).......     133        8,085
Reddy Ice Holdings, Inc. ........     105        2,658
Sanderson Farms, Inc. ...........      93        3,142
Seaboard Corp. ..................       2        2,940
The J.M. Smucker Co. ............     289       14,866
Tootsie Roll Industries, Inc. ...     123        3,373
TreeHouse Foods, Inc. (a)........     152        3,494
                                            ----------
                                               116,774
                                            ----------
GAS UTILITIES -- 1.8%
AGL Resources, Inc. .............     394       14,830
Amerigas Partners LP.............     162        5,838
Atmos Energy Corp. ..............     449       12,590
Energen Corp. ...................     329       21,132
Ferrellgas Partners LP...........     194        4,251
Laclede Group, Inc. .............     102        3,492
National Fuel Gas Co. ...........     355       16,571
New Jersey Resources Corp. ......     141        7,053
Nicor, Inc. .....................     225        9,529
Northwest Natural Gas Co. .......     132        6,423
Piedmont Natural Gas Co., Inc. ..     360        9,418
South Jersey Industries, Inc. ...     145        5,233
Southern Union Co. ..............     509       14,944
Southwest Gas Corp. .............     210        6,252
Spectra Energy Partners LP.......      48        1,150
Suburban Propane Partners LP.....     162        6,574
UGI Corp. .......................     532       14,497
WGL Holdings, Inc. ..............     250        8,190
                                            ----------
                                               167,967
                                            ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.5%
Accuray, Inc. (a)................     206        3,135
Advanced Medical Optics, Inc.
  (a)............................     302        7,408
Align Technology, Inc. (a).......     307        5,121
American Medical Systems
  Holdings, Inc. (a).............     372        5,379
Analogic Corp. ..................      65        4,402
Arthrocare Corp. (a).............     136        6,535
Aspect Medical Systems, Inc.
  (a)............................      62          868
CONMED Corp. (a).................     136        3,143
Cyberonics, Inc. (a).............     113        1,487
Datascope Corp. .................      67        2,439
Edwards Lifesciences Corp. (a)...     295       13,567
ev3, Inc. (a)....................     313        3,978
Gen-Probe, Inc. (a)..............     269       16,928
Greatbatch, Inc. (a).............     118        2,359
Haemonetics Corp. (a)............     126        7,940
Hologic, Inc. (a)................     629       43,174
I-Flow Corp. (a).................     133        2,099
ICU Medical, Inc. (a)............      61        2,197
IDEXX Laboratories, Inc. (a).....     306       17,941
Immucor, Inc. (a)................     349       11,862
Integra LifeSciences Holdings
  Corp. (a)......................      91        3,816
Invacare Corp. ..................     157        3,956
Inverness Medical Innovations,
  Inc. (a).......................     369       20,730
Kensey Nash Corp. (a)............      43        1,287
Masimo Corp. (a).................      57        2,249
Mentor Corp. ....................     172        6,725
Meridian Bioscience, Inc. .......     185        5,565
Merit Medical Systems, Inc. (a)..     131        1,821
NuVasive, Inc. (a)...............     177        6,995
OraSure Technologies, Inc. (a)...     225        2,000
Orthofix International NV(a).....      80        4,638
Palomar Medical Technologies,
  Inc. (a).......................      81        1,241
ResMed, Inc. (a).................     385       20,224
Respironics, Inc. (a)............     369       24,162
Sirona Dental Systems, Inc. (a)..      92        3,080
SonoSite, Inc. (a)...............      79        2,660
STERIS Corp. ....................     316        9,113
SurModics, Inc. (a)..............      81        4,396
Symmetry Medical, Inc. (a).......     162        2,824
The Cooper Cos., Inc. ...........     226        8,588
Thoratec Corp. (a)...............     273        4,966
TomoTherapy, Inc. (a)............     121        2,367
Trans1, Inc. (a).................      22          362
Vital Signs, Inc. ...............      43        2,198
Volcano Corp. (a)................     160        2,002
West Pharmaceutical Services,
  Inc. ..........................     168        6,819
Wright Medical Group, Inc. (a)...     183        5,338
                                            ----------
                                               322,084
                                            ----------
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
Alliance Imaging, Inc. (a).......     141        1,356
Amedisys, Inc. (a)...............     133        6,453
AMERIGROUP Corp. (a).............     267        9,732
AMN Healthcare Services, Inc.
  (a)............................     170        2,919
Amsurg Corp. (a).................     151        4,086
Apria Healthcare Group, Inc.
  (a)............................     215        4,638
Assisted Living Concepts, Inc.
  (a)............................     302        2,265
athenahealth, Inc. (a)...........      31        1,116
Centene Corp. (a)................     215        5,900
Chemed Corp. ....................     118        6,594
Cross Country Healthcare, Inc.
  (a)............................     150        2,136
Emeritus Corp. (a)...............     116        2,917
Genoptix, Inc. (a)...............      21          645
Gentiva Health Services, Inc.
  (a)............................     123        2,342
Health Management Associates,
  Inc. ..........................   1,236        7,391
HealthExtras, Inc. (a)...........     168        4,381

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Healthsouth Corp. (a)............     402   $    8,442
Healthspring, Inc. (a)...........     267        5,086
Healthways, Inc. (a).............     176       10,285
HMS Holdings Corp. (a)...........     114        3,786
inVentiv Health, Inc. (a)........     165        5,108
Kindred Healthcare, Inc. (a).....     158        3,947
Landauer, Inc. ..................      47        2,437
LCA-Vision, Inc. ................      94        1,877
LifePoint Hospitals, Inc. (a)....     286        8,506
Magellan Health Services, Inc.
  (a)............................     199        9,279
Matria Healthcare, Inc. (a)......     102        2,425
Medcath Corp. (a)................      69        1,695
Molina Healthcare, Inc. (a)......      67        2,593
National Healthcare Corp. .......      44        2,275
Nighthawk Radiology Holdings,
  Inc. (a).......................     103        2,168
Odyssey Healthcare, Inc. (a).....     165        1,825
Owens & Minor, Inc. .............     204        8,656
Pediatrix Medical Group, Inc.
  (a)............................     244       16,629
PSS World Medical, Inc. (a)......     321        6,282
Psychiatric Solutions, Inc. (a)..     272        8,840
Radiation Therapy Services, Inc.
  (a)............................      63        1,947
RehabCare Group, Inc. (a)........      90        2,030
Res-Care, Inc. (a)...............     131        3,296
Sierra Health Services, Inc.
  (a)............................     256       10,742
Skilled Healthcare Group, Inc.
  (Class A)(a)...................     105        1,536
Sun Healthcare Group, Inc. (a)...     200        3,434
Sunrise Assisted Living, Inc.
  (a)............................     217        6,658
Tenet Healthcare Corp. (a).......   2,411       12,248
Triple-S Management Corp. (Class
  B).............................      66        1,334
Universal American Financial
  Corp. (a)......................     217        5,553
VCA Antech, Inc. (a).............     421       18,621
Virtual Radiologic Corp (a)......      16          324
WellCare Health Plans, Inc. (a)..     207        8,779
                                            ----------
                                               253,514
                                            ----------
HEALTH CARE TECHNOLOGY -- 0.4%
Allscripts Healthcare Solutions,
  Inc. (a).......................     283        5,496
Eclipsys Corp. (a)...............     248        6,277
HLTH Corp. (a)...................     919       12,315
MedAssets, Inc. (a)..............      63        1,508
Omnicell, Inc. (a)...............     170        4,578
Phase Forward, Inc. (a)..........     211        4,589
The TriZetto Group, Inc. (a).....     223        3,873
                                            ----------
                                                38,636
                                            ----------
HOTELS, RESTAURANTS & LEISURE -- 2.5%
AFC Enterprises, Inc. (a)........     150        1,698
Ambassadors Group, Inc. .........      90        1,648
Ameristar Casinos, Inc. .........     119        3,277
Bally Technologies, Inc. (a).....     249       12,380
BJ's Restaurants, Inc. (a).......      93        1,512
Bob Evans Farms, Inc. ...........     179        4,820
Buffalo Wild Wings, Inc. (a).....      81        1,881
Burger King Holdings, Inc. ......     275        7,840
California Pizza Kitchen, Inc.
  (a)............................     150        2,336
CBRL Group, Inc. ................     121        3,919
CEC Entertainment, Inc. (a)......     144        3,738
Cedar Fair LP....................     257        5,430
Chipotle Mexican Grill, Inc.
  (a)............................     164       24,120
Choice Hotels International,
  Inc. ..........................     169        5,611
Churchill Downs, Inc. ...........      49        2,645
CKE Restaurants, Inc. ...........     258        3,406
Domino's Pizza, Inc. ............     229        3,030
Gaylord Entertainment Co.(a).....     205        8,296
Great Wolf Resorts, Inc. (a).....     155        1,521
IHOP Corp. ......................      86        3,146
International Speedway Corp.
  (Class A)......................     169        6,959
Isle of Capri Casinos, Inc. (a)..     110        1,515
Jack in the Box, Inc. (a)........     310        7,989
Jamba, Inc. (a)..................      98          363
Krispy Kreme Doughnuts, Inc.
  (a)............................     276          872
Landry's Restaurants, Inc. ......      52        1,024
Life Time Fitness, Inc. (a)......     175        8,694
Marcus Corp. ....................     101        1,560
Morgans Hotel Group Co.(a).......     156        3,008
Multimedia Games, Inc. (a).......     122        1,017
O'Charleys, Inc. ................     112        1,678
Orient-Express Hotels, Ltd.
  (Class A)......................     202       11,619
P F Chang's China Bistro, Inc.
  (a)............................     126        2,878
Panera Bread Co. (Class A)(a)....     163        5,839
Papa John's International, Inc.
  (a)............................     103        2,338
Peet's Coffee & Tea, Inc. (a)....      65        1,890
Pinnacle Entertainment, Inc.
  (a)............................     299        7,044
Red Robin Gourmet Burgers, Inc.
  (a)............................      80        2,559
Ruby Tuesday, Inc. ..............     253        2,467
Ruth's Chris Steak House, Inc.
  (a)............................      80          715
Scientific Games Corp. (Class
  A)(a)..........................     351       11,671
Shuffle Master, Inc. (a).........     166        1,990
Six Flags, Inc. (a)..............     347          704
Sonic Corp. (a)..................     301        6,592
Speedway Motorsports, Inc. ......      67        2,082
Texas Roadhouse, Inc. (Class
  A)(a)..........................     282        3,119
The Cheesecake Factory, Inc.
  (a)............................     339        8,038
The Steak n Shake Co.(a).........     118        1,286
Triarc Cos., Inc. (Class B)......     331        2,900
Vail Resorts, Inc. (a)...........     156        8,394
WMS Industries, Inc. (a).........     223        8,171
                                            ----------
                                               229,229
                                            ----------
HOUSEHOLD DURABLES -- 1.0%
American Greetings Corp. (Class
  A).............................     246        4,994
Avatar Holdings, Inc. (a)........      25        1,046
Beazer Homes USA, Inc. ..........     192        1,427
Blyth, Inc. .....................     149        3,269
Brookfield Homes Corp. ..........      57          901
Champion Enterprises, Inc. (a)...     381        3,589
CSS Industries, Inc. ............      49        1,798
Ethan Allen Interiors, Inc. .....     138        3,933
Furniture Brands International,
  Inc. ..........................     257        2,585
Helen of Troy, Ltd.(a)...........     149        2,554
Hovnanian Enterprises, Inc. (a)..     213        1,527
iRobot Corp. (a).................      74        1,338
Jarden Corp. (a).................     353        8,334
La-Z-Boy, Inc. ..................     258        2,046
M.D.C. Holdings, Inc. ...........     182        6,758
M/I Homes, Inc. .................      61          641
Meritage Homes Corp. (a).........     120        1,748
Palm Harbor Homes, Inc. (a)......      50          528
Russ Berrie & Co., Inc. (a)......      67        1,096
Ryland Group, Inc. ..............     219        6,033
Sealy Corp. .....................     213        2,383

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Skyline Corp. ...................      32   $      939
Snap-on, Inc. ...................     294       14,183
Standard Pacific Corp. ..........     315        1,055
Tempur-Pedic International,
  Inc. ..........................     352        9,141
Tupperware Corp. ................     309       10,206
WCI Communities, Inc. (a)........     195          737
                                            ----------
                                                94,789
                                            ----------
HOUSEHOLD PRODUCTS -- 0.3%
Central Garden & Pet Co. (Class
  A)(a)..........................     345        1,849
Church & Dwight Co., Inc. .......     332       17,951
Spectrum Brands, Inc. (a)........     179          954
WD-40 Co. .......................      81        3,076
                                            ----------
                                                23,830
                                            ----------
INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. ........      84        4,621
                                            ----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Carlisle Cos., Inc. .............     316       11,702
Raven Industries, Inc. ..........      93        3,570
Standex International Corp. .....      53          925
Teleflex, Inc. ..................     197       12,413
Tredegar Corp. ..................     129        2,074
Walter Industries, Inc. .........     266        9,557
                                            ----------
                                                40,241
                                            ----------
INSURANCE -- 3.9%
Alfa Corp. ......................     192        4,161
Alleghany Corp. (a)..............      26       10,452
Allied World Assurance Holdings,
  Ltd. ..........................     177        8,880
American Equity Investment Life
  Holding Co. ...................     267        2,213
American Financial Group, Inc. ..     339        9,790
American National Insurance
  Co. ...........................      79        9,578
Amtrust Financial Services,
  Inc. ..........................     121        1,666
Argo Group International
  Holdings, Ltd.(a)..............     152        6,404
Aspen Insurance Holdings, Ltd. ..     381       10,988
Assured Guaranty, Ltd. ..........     303        8,042
Baldwin & Lyons, Inc. (Class B)..      44        1,208
Castlepoint Holdings, Ltd. ......     169        2,028
CNA Surety Corp. (a).............      74        1,464
Conseco, Inc. (a)................     956       12,007
Darwin Professional Underwriters,
  Inc. (a).......................      35          846
Delphi Financial Group...........     212        7,479
eHealth, Inc. (a)................      54        1,734
Employers Holdings, Inc. ........     271        4,528
Endurance Specialty Holdings,
  Ltd. ..........................     290       12,102
Enstar Group, Ltd.(a)............      24        2,938
Erie Indemnity Co. (Class A).....     223       11,572
FBL Financial Group, Inc. (Class
  A).............................      68        2,348
First Acceptance Corp. (a).......      84          355
Flagstone Reinsurance Holdings,
  Ltd. ..........................     228        3,169
Greenlight Capital Re, Ltd.(a)...     151        3,139
Harleysville Group, Inc. ........      69        2,441
HCC Insurance Holdings, Inc. ....     567       16,262
Hilb Rogal and Hobbs Co. ........     181        7,343
Hilltop Holdings, Inc. (a).......     231        2,523
Horace Mann Educators Corp. .....     210        3,977
Infinity Property & Casualty
  Corp. .........................      80        2,890
IPC Holdings, Ltd. ..............     301        8,690
Kansas City Life Insurance Co. ..      18          785
LandAmerica Financial Group,
  Inc. ..........................      71        2,375
Max Re Capital, Ltd. ............     252        7,054
Mercury General Corp. ...........     131        6,525
Montpelier Re Holdings, Ltd. ....     487        8,284
National Financial Partners
  Corp. .........................     195        8,894
National Interstate Corp. .......      32        1,059
National Western Life Insurance
  Co. (Class A)..................      12        2,488
Navigators Group, Inc. (a).......      66        4,290
Odyssey Re Holdings Corp. .......     142        5,213
OneBeacon Insurance Group,
  Ltd. ..........................     115        2,473
Philadelphia Consolidated Holding
  Co.(a).........................     301       11,844
Platinum Underwriters Holdings,
  Ltd. ..........................     285       10,135
Presidential Life Corp. .........     105        1,839
ProAssurance Corp. (a)...........     150        8,238
Reinsurance Group America,
  Inc. ..........................     147        7,715
RLI Corp. .......................     103        5,849
Safety Insurance Group, Inc. ....      82        3,003
Security Capital Assurance,
  Ltd. ..........................     175          681
Selective Insurance Group,
  Inc. ..........................     265        6,092
StanCorp Financial Group, Inc. ..     247       12,444
State Auto Financial Corp. ......      68        1,788
Stewart Information Services
  Corp. .........................      91        2,374
The Commerce Group, Inc. ........     272        9,787
The Hanover Insurance Group,
  Inc. ..........................     256       11,725
The Midland Co. .................      54        3,493
The Phoenix Cos., Inc. ..........     536        6,362
Tower Group, Inc. ...............     105        3,507
United America Indemnity,
  Ltd.(a)........................     115        2,291
United Fire & Casualty Co. ......     114        3,316
Validus Holdings, Ltd.(a)........      74        1,923
Wesco Financial Corp. ...........       7        2,849
Zenith National Insurance
  Corp. .........................     191        8,543
                                            ----------
                                               358,455
                                            ----------
INTERNET & CATALOG RETAIL -- 0.5%
1-800-FLOWERS.COM, Inc. (Class
  A)(a)..........................     122        1,065
Blue Nile, Inc. (a)..............      73        4,969
FTD Group, Inc. .................      98        1,262
GSI Commerce, Inc. (a)...........      90        1,755
Netflix, Inc. (a)................     257        6,841
Nutri/System, Inc. (a)...........     161        4,344
Orbitz Worldwide, Inc. (a).......     164        1,394
Overstock.com, Inc. (a)..........      70        1,087
Priceline.com, Inc. (a)..........     173       19,871
Shutterfly, Inc. (a).............      68        1,742
Stamps.com, Inc. (a).............      82          999
Systemax, Inc. ..................      51        1,036
ValueVision Media, Inc. (Class
  A)(a)..........................     142          893
                                            ----------
                                                47,258
                                            ----------
INTERNET SOFTWARE & SERVICES -- 1.5%
Ariba, Inc. (a)..................     409        4,560
Bankrate, Inc. (a)...............      65        3,126
CMGI, Inc. (a)...................     241        3,155
CNET Networks, Inc. (a)..........     711        6,499
comScore, Inc. (a)...............      26          848
Constant Contact, Inc. (a).......      34          731
DealerTrack Holdings, Inc. (a)...     195        6,527
Dice Holdings, Inc. (a)..........      80          639

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Digital River, Inc. (a)..........     201   $    6,647
DivX, Inc. (a)...................      84        1,176
EarthLink, Inc. (a)..............     606        4,285
Equinix, Inc. (a)................     157       15,868
Infospace, Inc. .................     165        3,102
Internap Network Services Corp.
  (a)............................     254        2,116
Interwoven, Inc. (a).............     201        2,858
Ipass, Inc. (a)..................     271        1,100
j2 Global Communications, Inc.
  (a)............................     249        5,271
Limelight Networks, Inc. (a).....     194        1,337
LoopNet, Inc. (a)................     144        2,023
Marchex, Inc. (Class B)..........     144        1,564
Move, Inc. (a)...................     774        1,896
NIC, Inc. .......................     184        1,553
Omniture, Inc. (a)...............     208        6,924
Openwave Systems, Inc. ..........     415        1,079
Perficient, Inc. (a).............     143        2,251
RealNetworks, Inc. (a)...........     507        3,088
S1 Corp. (a).....................     264        1,927
SAVVIS, Inc. (a).................     143        3,991
SonicWALL, Inc. (a)..............     312        3,345
Switch & Data Facilities Co.,
  Inc. (a).......................     104        1,666
TechTarget, Inc. (a).............      35          517
The Knot, Inc. (a)...............     138        2,200
Travelzoo, Inc. (a)..............      35          479
United Online, Inc. .............     349        4,125
Valueclick, Inc. (a).............     507       11,103
Vignette Corp. (a)...............     128        1,870
VistaPrint, Ltd.(a)..............     205        8,784
WebMD Health Corp. (Class A)(a)..      42        1,725
Websense, Inc. (a)...............     225        3,821
                                            ----------
                                               135,776
                                            ----------
IT SERVICES -- 2.0%
Acxiom Corp. ....................     354        4,152
BearingPoint, Inc. (a)...........   1,012        2,864
Broadridge Financial Solutions,
  Inc. ..........................     700       15,701
CACI International, Inc. (Class
  A)(a)..........................     153        6,850
CIBER, Inc. (a)..................     274        1,674
Convergys Corp. (a)..............     649       10,683
CSG Systems International, Inc.
  (a)............................     172        2,532
EnerNOC, Inc. (a)................      50        2,455
Euronet Worldwide, Inc. (a)......     229        6,870
ExlService Holdings, Inc. (a)....      56        1,292
Forrester Research, Inc. (a).....      68        1,905
Gartner, Inc. (a)................     348        6,111
Genpact, Ltd. ...................     170        2,589
Gevity HR, Inc. .................     101          777
Global Cash Access, Inc. (a).....     219        1,327
Heartland Payment Systems,
  Inc. ..........................     128        3,430
Hewitt Associates, Inc. (Class
  A)(a)..........................     492       18,839
infoUSA, Inc. ...................     175        1,563
Lionbridge Technologies, Inc.
  (a)............................     286        1,015
Mantech International Corp. (a)..      90        3,944
MAXIMUS, Inc. ...................     115        4,440
MoneyGram International, Inc. ...     430        6,609
MPS Group, Inc. (a)..............     498        5,448
NeuStar, Inc. (Class A)(a).......     387       11,099
Perot Systems Corp. (Class
  A)(a)..........................     455        6,143
SAIC, Inc. (a)...................     639       12,857
Sapient Corp. (a)................     424        3,735
SRA International, Inc. (a)......     217        6,391
SYKES Enterprises, Inc. (a)......     160        2,880
Syntel, Inc. ....................      58        2,234
TNS, Inc. .......................     130        2,308
Unisys Corp. (a).................   1,759        8,320
VeriFone Holdings, Inc. (a)......     334        7,765
Wright Express Corp. (a).........     197        6,992
                                            ----------
                                               183,794
                                            ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Brunswick Corp. .................     450        7,673
Callaway Golf Co. ...............     303        5,281
JAKKS Pacific, Inc. (a)..........     138        3,258
Leapfrog Enterprises, Inc. (a)...     154        1,036
Marine Products Corp. ...........      77          540
MarineMax, Inc. (a)..............      88        1,364
Nautilus Group, Inc. ............     140          679
Polaris Industries, Inc. ........     177        8,455
Pool Corp. ......................     234        4,640
RC2 Corp. (a)....................      92        2,583
Smith & Wesson Holding Corp.
  (a)............................     155          946
                                            ----------
                                                36,455
                                            ----------
LIFE SCIENCES TOOLS & SERVICES -- 1.4%
Affymetrix, Inc. (a).............     341        7,891
Albany Molecular Research, Inc.
  (a)............................     120        1,726
AMAG Pharmaceuticals, Inc. (a)...      84        5,051
Bio-Rad Laboratories, Inc. (Class
  A)(a)..........................      96        9,947
Bruker BioSciences Corp. (a).....     270        3,591
Cambrex Corp. ...................     129        1,081
Dionex Corp. (a).................      96        7,955
Enzo Biochem, Inc. (a)...........     188        2,395
eResearch Technology, Inc. (a)...     197        2,328
Exelixis, Inc. (a)...............     524        4,522
Illumina, Inc. (a)...............     272       16,119
Nektar Therapeutics(a)...........     474        3,180
PAREXEL International Corp. (a)..     142        6,859
PerkinElmer, Inc. ...............     592       15,404
PharmaNet Development Group, Inc.
  (a)............................      95        3,725
Techne Corp. (a).................     197       13,012
Varian, Inc. (a).................     152        9,926
Ventana Medical Systems, Inc.
  (a)............................     176       15,352
                                            ----------
                                               130,064
                                            ----------
MACHINERY -- 3.4%
Accuride Corp. (a)...............     105          825
Actuant Corp. (Class A)..........     283        9,625
AGCO Corp. (a)...................     458       31,135
Albany International Corp. (Class
  A).............................     124        4,600
American Railcar Industries,
  Inc. ..........................      42          809
Astec Industries, Inc. (a).......      85        3,161
ASV, Inc. (a)....................      97        1,343
Barnes Group, Inc. ..............     211        7,045
Blount International, Inc. (a)...     181        2,228
Briggs & Stratton Corp. .........     253        5,733
Bucyrus International, Inc.
  (Class A)......................     186       18,487
Cascade Corp. ...................      50        2,323
Chart Industries, Inc. (a).......     142        4,388
CIRCOR International, Inc. ......      80        3,709
CLARCOR, Inc. ...................     250        9,493

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Crane Co. .......................     265   $   11,369
EnPro Industries, Inc. (a).......     107        3,280
ESCO Technologies, Inc. (a)......     128        5,112
Federal Signal Corp. ............     242        2,715
Force Protection, Inc. (a).......     336        1,572
Freightcar America, Inc. ........      60        2,100
Gardner Denver, Inc. (a).........     260        8,580
Graco, Inc. .....................     314       11,700
IDEX Corp. (a)...................     407       14,705
Kaydon Corp. ....................     140        7,636
Kennametal, Inc. ................     392       14,841
Lincoln Electric Holdings,
  Inc. ..........................     206       14,663
Lindsay Manufacturing Co. .......      52        3,676
Middleby Corp. (a)...............      85        6,513
Mueller Industries, Inc. ........     191        5,537
Mueller Water Products, Inc.
  (Class B)......................     587        5,852
NACCO Industries, Inc. ..........      27        2,692
Nordson Corp. ...................     156        9,042
RBC Bearings, Inc. (a)...........     112        4,868
Robbins & Myers, Inc. ...........      67        5,067
Tecumseh Products Co. (Class
  A)(a)..........................      74        1,732
Tennant Co. .....................      87        3,853
The Greenbrier Cos., Inc. .......      71        1,580
The Timken Co. ..................     384       12,614
The Toro Co. ....................     198       10,779
Titan International, Inc. .......     140        4,376
Trinity Industries, Inc. ........     403       11,187
Valmont Industries, Inc. ........      93        8,288
Wabash National Corp. ...........     137        1,054
Wabtec Corp. ....................     247        8,507
Watts Water Technologies, Inc. ..     152        4,530
Xerium Technologies, Inc. .......      97          504
                                            ----------
                                               315,428
                                            ----------
MARINE -- 0.5%
Alexander & Baldwin, Inc. .......     218       11,262
American Commercial Lines, Inc.
  (a)............................     190        3,086
Eagle Bulk Shipping, Inc. .......     231        6,133
Excel Maritime Carriers, Ltd. ...      75        3,014
Genco Shipping & Trading, Ltd. ..     129        7,064
Horizon Lines, Inc. .............     159        2,964
Kirby Corp. (a)..................     268       12,457
TBS International, Ltd.(a).......      58        1,917
                                            ----------
                                                47,897
                                            ----------
MEDIA -- 1.8%
Arbitron, Inc. ..................     140        5,820
Belo Corp. ......................     463        8,075
Charter Communications, Inc.
  (a)............................   1,826        2,136
Cinemark Holdings, Inc. .........     216        3,672
Citadel Broadcasting Corp. ......     895        1,844
CKX, Inc. (a)....................     240        2,880
Cox Radio, Inc. (Class A)(a).....     170        2,065
Crown Media Holdings, Inc. (Class
  A)(a)..........................      45          292
Cumulus Media, Inc. (a)..........     191        1,536
Dolan Media Co.(a)...............      64        1,867
DreamWorks Animation SKG, Inc.
  (Class A)(a)...................     372        9,501
Emmis Communications Corp. (a)...     163          628
Entercom Communications Corp. ...     154        2,108
Entravision Communications Corp.
  (a)............................     314        2,459
Fisher Communications, Inc. (a)..      33        1,253
GateHouse Media, Inc. ...........     172        1,510
Gemstar-TV Guide International,
  Inc. (a).......................   1,269        6,040
Getty Images, Inc. (a)...........     263        7,627
Gray Television, Inc. ...........     211        1,692
Harte-Hanks, Inc. ...............     238        4,117
Hearst-Argyle Television, Inc. ..     124        2,742
Interactive Data Corp. ..........     183        6,041
John Wiley & Sons, Inc. (Class
  A).............................     249       10,667
Journal Communications, Inc. ....     224        2,003
Lee Enterprises, Inc. ...........     201        2,945
Lin TV Corp. (Class A)(a)........     127        1,546
Live Nation, Inc. (a)............     362        5,256
Lodgenet Entertainment Corp.
  (a)............................      98        1,709
Martha Stewart Living Omnimedia,
  Inc. (Class A)(a)..............     117        1,085
Marvel Entertainment, Inc. (a)...     248        6,624
McClatchy Co. (Class A)..........     273        3,418
Media General, Inc. (Class A)....     106        2,252
Mediacom Communications Corp.
  (a)............................     255        1,170
Meredith Corp. ..................     193       10,611
Morningstar, Inc. (a)............      73        5,676
National CineMedia, Inc. ........     216        5,445
Primedia, Inc. ..................      88          748
Radio One, Inc. (a)..............     441        1,045
RCN Corp. (a)....................     182        2,837
Regal Entertainment Group........     397        7,174
Scholastic Corp. (a).............     169        5,896
Sinclair Broadcast Group, Inc. ..     273        2,241
Sun-Times Media Group, Inc. (a)..     293          645
Tivo, Inc. (a)...................     518        4,320
Valassis Communications, Inc.
  (a)............................     249        2,911
Warner Music Group Corp. ........     218        1,321
Westwood One, Inc. ..............     329          655
World Wrestling Entertainment,
  Inc. (Class A).................      91        1,343
                                            ----------
                                               167,448
                                            ----------
METALS & MINING -- 2.5%
AK Steel Holding Corp. (a).......     560       25,894
AM Castle & Co. .................      92        2,502
AMCOL International Corp. .......     125        4,504
Brush Engineered Materials, Inc.
  (a)............................     103        3,813
Carpenter Technology Corp. ......     246       18,492
Century Aluminum Co.(a)..........     146        7,875
Cleveland-Cliffs, Inc. ..........     208       20,966
Coeur d' Alene Mines Corp. (a)...   2,688       13,279
Commercial Metals Co. ...........     598       17,611
Compass Minerals International,
  Inc. ..........................     158        6,478
Haynes International, Inc. (a)...      53        3,684
Hecla Mining Co.(a)..............     616        5,760
Horsehead Holding Corp. (a)......      24          407
Kaiser Aluminum Corp. ...........      71        5,643
Metal Management, Inc. ..........     131        5,964
Quanex Corp. ....................     189        9,809
Reliance Steel & Aluminum Co. ...     330       17,886
Royal Gold, Inc. ................     141        4,303
RTI International Metals, Inc.
  (a)............................     114        7,858
Schnitzer Steel Industries, Inc.
  (Class A)......................     104        7,190
Steel Dynamics, Inc. ............     483       28,772

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Stillwater Mining Co.(a).........     233   $    2,251
Worthington Industries, Inc. ....     326        5,829
                                            ----------
                                               226,770
                                            ----------
MULTI-UTILITIES -- 1.1%
Aquila, Inc. (a).................   1,875        6,994
Avista Corp. ....................     271        5,837
Black Hills Corp. ...............     187        8,247
CH Energy Group, Inc. ...........      79        3,519
CMS Energy Corp. ................   1,133       19,691
NorthWestern Corp. ..............     186        5,487
OGE Energy Corp. ................     463       16,802
PNM Resources, Inc. .............     354        7,593
Puget Energy, Inc. ..............     591       16,211
Vectren Corp. ...................     381       11,053
                                            ----------
                                               101,434
                                            ----------
MULTILINE RETAIL -- 0.4%
99 Cents Only Stores(a)..........     267        2,125
Big Lots, Inc. (a)...............     506        8,091
Dillard's, Inc. (Class A)........     334        6,272
Fred's, Inc. (Class A)...........     173        1,666
Retail Ventures, Inc. (a)........     142          723
Saks, Inc. (a)...................     637       13,224
The Bon-Ton Stores, Inc. ........      69          655
Tuesday Morning Corp. ...........     142          720
                                            ----------
                                                33,476
                                            ----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class
  A)(a)..........................     339       11,763
                                            ----------
OIL, GAS & CONSUMABLE FUELS -- 7.2%
Alliance Holdings GP LP..........      62        1,471
Alliance Resource Partners LP....      99        3,591
Alon USA Energy, Inc. ...........      62        1,685
Alpha Natural Resources, Inc.
  (a)............................     327       10,621
APCO Argentina, Inc. ............      43        1,183
Arena Resources, Inc. (a)........     175        7,299
Atlas America, Inc. .............     121        7,161
Atlas Energy Resources LLC.......      41        1,275
Atlas Pipeline Holdings LP.......      17          463
Atlas Pipeline Partners LP.......     173        7,413
ATP Oil & Gas Corp. (a)..........     141        7,126
Aventine Renewable Energy
  Holdings, Inc. (a).............     142        1,812
Berry Petroleum Co. (Class A)....     176        7,823
Bill Barrett Corp. (a)...........     143        5,987
Boardwalk Pipeline Partners LP...     185        5,754
Bois d'Arc Energy, Inc. (a)......      93        1,846
BP Prudhoe Bay Royalty Trust.....     109        8,742
BreitBurn Energy Partners LP.....     261        7,543
Buckeye GP Holdings LP...........      65        1,832
Buckeye Partners LP..............     228       11,265
Cabot Oil & Gas Corp. ...........     491       19,822
Calumet Specialty Products
  Partners LP....................      70        2,592
Capital Product Partners LP......      73        1,807
Carrizo Oil & Gas, Inc. (a)......     126        6,899
Cheniere Energy Partners LP......      74        1,188
Cheniere Energy, Inc. (a)........     227        7,409
Cimarex Energy Co. ..............     419       17,820
Clean Energy Fuels Corp (a)......     108        1,635
Comstock Resources, Inc. (a).....     223        7,582
Concho Resources, Inc. (a).......     101        2,082
Contango Oil & Gas Co.(a)........      70        3,562
Continental Resources Inc. (a)...     228        5,958
Copano Energy LLC................     212        7,706
Crosstex Energy LP...............      95        2,947
Crosstex Energy, Inc. ...........     228        8,491
CVR Energy, Inc. (a).............     106        2,644
DCP Midstream Partners LP........      79        3,630
Delek US Holdings, Inc. .........      54        1,092
Delta Petroleum Corp. (a)........     337        6,352
Dorchester Minerals LP...........     130        2,617
Double Hull Tankers, Inc. .......     159        1,946
Duncan Energy Partners LP........      81        1,768
Eagle Rock Energy Partners LP....     193        3,528
El Paso Pipeline Partners LP(a)..     122        3,056
Enbridge Energy Management
  LLC(a).........................      54        2,825
Encore Aquisition Co.(a).........     261        8,710
Encore Energy Partners LP........      51          918
Energy Partners, Ltd.(a).........     129        1,524
Enterprise GP Holdings LP........     178        6,590
EV Energy Partner LP.............      47        1,528
Evergreen Energy, Inc. (a).......     375          836
EXCO Resources, Inc. (a).........     420        6,502
Forest Oil Corp. (a).............     393       19,980
Foundation Coal Holdings, Inc. ..     231       12,128
General Maritime Corp. ..........     134        3,276
GeoMet, Inc. (a).................     105          546
Goodrich Petroleum Corp. (a).....     114        2,579
Gulfport Energy Corp. (a)........     136        2,483
Harvest Natural Resources, Inc.
  (a)............................     168        2,100
Hiland Holdings GP LP............      44        1,188
Holly Corp. .....................     232       11,806
Holly Energy Partners LP.........      36        1,575
Hugoton Royalty Trust............     197        4,419
Inergy Holdings LP...............      56        2,421
Inergy LP........................     206        6,407
International Coal Group, Inc.
  (a)............................     605        3,243
Kinder Morgan Management LLC(a)..     306       16,200
Legacy Reserves LP...............      83        1,711
Linn Energy LLC..................     567       14,192
Magellan Midstream Holdings LP...     115        3,082
Magellan Midstream Partners LP...     336       14,569
Mariner Energy, Inc. (a).........     409        9,358
Markwest Energy Partners LP......     157        5,303
Markwest Hydrocarbon, Inc. ......      36        2,255
Massey Energy Co. ...............     402       14,372
McMoRan Exploration Co.(a).......     235        3,076
Natural Resource Partners LP.....     164        5,323
NuStar Energy LP.................     192       10,234
NuStar GP Holdings LLC...........     184        5,253
OSG America LP(a)................      31          575
Overseas Shipholding Group,
  Inc. ..........................     141       10,495
Pacific Ethanol, Inc. (a)........     180        1,478
Parallel Petroleum Corp. (a).....     199        3,508
Penn Virginia Corp. .............     192        8,377
Penn Virginia GP Holdings LP.....     101        2,893
Penn Virginia Resource Partners
  LP.............................     120        2,948
Petrohawk Energy Corp. (a).......     859       14,869
Petroleum Development Corp. (a)..      77        4,553
Plains Exploration & Production
  Co.(a).........................     561       30,294
Quicksilver Resources, Inc. (a)..     277       16,506

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Regency Energy Partners LP.......     167   $    5,573
Rentech, Inc. (a)................     834        1,510
Rosetta Resources, Inc. (a)......     254        5,037
SemGroup Energy Partners LP......      67        1,932
Ship Finance International,
  Ltd. ..........................     204        5,653
St. Mary Land & Exploration
  Co. ...........................     315       12,162
Stone Energy Corp. (a)...........     130        6,098
Sunoco Logistics Partners LP.....      83        4,167
Swift Energy Co.(a)..............     149        6,560
Targa Resources Partners LP......     162        4,798
TC Pipelines LP..................      84        3,041
Teekay LNG Partners LP...........      64        1,899
Teekay Offshore Partners LP......      44        1,113
TEPPCO Partners LP...............     370       14,182
U.S. Shipping Partners LP........      64          842
Uranium Resources Inc. (a).......     276        3,444
US BioEnergy Corp. (a)...........     210        2,459
USEC, Inc. (a)...................     553        4,977
Venoco, Inc. (a).................     105        2,093
VeraSun Energy Corp. (a).........     281        4,294
W&T Offshore, Inc. ..............     141        4,224
Warren Resources, Inc. (a).......     302        4,267
Western Refining, Inc. ..........     141        3,414
Whiting Petroleum Corp. (a)......     213       12,282
Williams Partners LP.............     200        7,840
World Fuel Services Corp. .......     147        4,267
                                            ----------
                                               659,161
                                            ----------
PAPER & FOREST PRODUCTS -- 0.3%
AbitibiBowater, Inc. ............     285        5,874
Buckeye Technologies, Inc. (a)...     203        2,538
Deltic Timber Corp. .............      58        2,986
Glatfelter.......................     224        3,429
Louisiana-Pacific Corp. .........     517        7,073
Neenah Paper, Inc. ..............      75        2,186
Schweitzer-Mauduit International,
  Inc. ..........................      73        1,891
Wausau-Mosinee Paper Corp. ......     243        2,185
                                            ----------
                                                28,162
                                            ----------
PERSONAL PRODUCTS -- 0.6%
Alberto Culver Co. ..............     442       10,847
Bare Escentuals, Inc. (a)........     239        5,796
Chattem, Inc. (a)................      76        5,741
Elizabeth Arden, Inc. (a)........     144        2,930
Herbalife, Ltd. .................     254       10,231
Mannatech, Inc. .................      70          442
NBTY, Inc. (a)...................     307        8,412
Nu Skin Enterprises, Inc. (Class
  A).............................     262        4,305
Prestige Brands Holdings, Inc.
  (a)............................     166        1,242
Revlon, Inc. (Class A)(a)........     949        1,120
USANA Health Sciences, Inc. (a)..      41        1,520
                                            ----------
                                                52,586
                                            ----------
PHARMACEUTICALS -- 1.2%
Adams Respiratory Therapeutics,
  Inc. (a).......................     161        9,618
Akorn, Inc. (a)..................     275        2,018
Alpharma, Inc. (Class A)(a)......     224        4,514
Auxilium Pharmaceuticals, Inc.
  (a)............................     162        4,858
BioForm Medical, Inc. (a)........      36          246
Jazz Pharmaceuticals, Inc. (a)...      58          853
KV Pharmaceutical Co. (Class
  A)(a)..........................     210        5,993
Medicis Pharmaceutical Corp.
  (Class A)......................     277        7,194
MGI Pharma, Inc. (a).............     398       16,131
Noven Pharmaceuticals, Inc. (a)..     131        1,818
Par Pharmaceutical Cos., Inc.
  (a)............................     166        3,984
Perrigo Co. .....................     396       13,864
Salix Pharmaceuticals, Ltd.(a)...     228        1,797
Sciele Pharma, Inc. (a)..........     162        3,313
Sucampo Pharmaceuticals, Inc.
  (a)............................      18          330
The Medicines Co.(a).............     256        4,905
Valeant Pharmaceuticals
  International(a)...............     402        4,812
Viropharma, Inc. (a).............     340        2,700
Watson Pharmaceuticals, Inc.
  (a)............................     517       14,031
Xenoport, Inc. (a)...............     110        6,147
                                            ----------
                                               109,126
                                            ----------
REAL ESTATE INVESTMENT TRUSTS -- 5.4%
Acadia Realty Trust..............     150        3,841
Alexander's, Inc. (a)............      10        3,533
Alexandria Real Estate Equities,
  Inc. ..........................     159       16,166
American Campus Communities,
  Inc. ..........................     134        3,598
American Financial Realty Trust..     644        5,165
Anthracite Capital, Inc. ........     331        2,396
Anworth Mortgage Asset Corp. ....     287        2,371
Arbor Realty Trust, Inc. ........      94        1,514
Ashford Hospitality Trust,
  Inc. ..........................     612        4,400
BioMed Realty Trust, Inc. .......     333        7,716
Brandywine Realty Trust..........     439        7,871
BRE Properties, Inc. (Class A)...     259       10,497
Capital Lease Funding, Inc. .....     242        2,038
Capital Trust, Inc. (Class A)....      79        2,421
CBL & Associates Properties,
  Inc. ..........................     332        7,938
Cedar Shopping Centers, Inc. ....     222        2,271
Chimera Investment Corp. ........     162        2,897
Colonial Properties Trust........     234        5,295
Corporate Office Properties
  Trust..........................     241        7,591
Cousins Properties, Inc. ........     207        4,575
Crystal River Capital, Inc. .....     120        1,733
DCT Industrial Trust, Inc. ......     857        7,979
Deerfield Capital Corp. .........     272        2,176
DiamondRock Hospitality Co. .....     475        7,115
Digital Realty Trust, Inc. ......     296       11,358
Douglas Emmett, Inc. ............     491       11,102
DuPont Fabros Technology, Inc. ..     149        2,920
EastGroup Properties, Inc. ......     119        4,980
Education Realty Trust, Inc. ....     153        1,720
Entertainment Properties Trust...     139        6,533
Equity Lifestyle Properties,
  Inc. ..........................     115        5,252
Equity One, Inc. ................     193        4,445
Essex Property Trust, Inc. ......     127       12,381
Extra Space Storage, Inc. .......     316        4,516
FelCor Lodging Trust, Inc. ......     309        4,817
First Industrial Realty Trust,
  Inc. ..........................     222        7,681
First Potomac Realty Trust.......     116        2,006
Franklin Street Properties
  Corp. .........................     330        4,884
Friedman, Billings, Ramsey Group,
  Inc. ..........................     674        2,116
Getty Realty Corp. ..............      83        2,214
Glimcher Realty Trust............     180        2,572
GMH Communities Trust............     202        1,115
Gramercy Capital Corp./New York..     135        3,282
Health Care REIT, Inc. ..........     424       18,949

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Healthcare Realty Trust, Inc. ...     254   $    6,449
Highwoods Properties, Inc. ......     288        8,461
Home Properties, Inc. ...........     171        7,669
HRPT Properties Trust............   1,121        8,665
Inland Real Estate Corp. ........     296        4,191
Investors Real Estate Trust......     262        2,350
JER Investors Trust, Inc. .......     126        1,357
Kilroy Realty Corp. .............     164        9,013
Kite Realty Group Trust..........     136        2,077
LaSalle Hotel Properties.........     204        6,508
Lexington Corporate Properties
  Trust..........................     313        4,551
LTC Properties, Inc. ............     102        2,555
Maguire Properties, Inc. ........     178        5,246
Medical Properties Trust, Inc. ..     261        2,660
MFA Mortgage Investments, Inc. ..     600        5,550
Mid-America Apartment
  Communities, Inc. .............     125        5,344
National Health Investors,
  Inc. ..........................     122        3,404
National Retail Properties,
  Inc. ..........................     356        8,323
Nationwide Health Properties,
  Inc. ..........................     461       14,462
Newcastle Investment Corp. ......     271        3,512
NorthStar Realty Finance Corp. ..     307        2,738
Omega Healthcare Investors,
  Inc. ..........................     337        5,409
Parkway Properties, Inc. ........      75        2,774
Pennsylvania Real Estate
  Investment Trust...............     198        5,877
Post Properties, Inc. ...........     220        7,726
Potlatch Corp. ..................     194        8,621
PS Business Parks, Inc. .........      81        4,257
RAIT Investment Trust............     301        2,595
Ramco-Gershenson Properties
  Trust..........................      89        1,902
Rayonier, Inc. ..................     391       18,471
Realty Income Corp. .............     512       13,834
Redwood Trust, Inc. .............     136        4,657
Saul Centers, Inc. ..............      58        3,099
Senior Housing Properties Trust..     416        9,435
Sovran Self Storage, Inc. .......     111        4,451
Strategic Hotels & Resorts,
  Inc. ..........................     380        6,357
Sun Communities, Inc. ...........      80        1,686
Sunstone Hotel Investors, Inc. ..     308        5,633
Tanger Factory Outlet Centers,
  Inc. ..........................     157        5,920
Taubman Centers, Inc. ...........     263       12,937
Thornburg Mortgage, Inc. ........     656        6,061
U-Store-It Trust.................     225        2,061
Universal Health Realty Income
  Trust..........................      52        1,843
Urstadt Biddle Properties (Class
  A).............................      89        1,380
Washington Real Estate Investment
  Trust..........................     234        7,350
                                            ----------
                                               497,361
                                            ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Jones Lang LaSalle, Inc. ........     185       13,165
Meruelo Maddux Properties, Inc.
  (a)............................     173          692
Tejon Ranch Co.(a)...............      64        2,614
The St. Joe Co. .................     378       13,423
                                            ----------
                                                29,894
                                            ----------
ROAD & RAIL -- 0.9%
Amerco, Inc. (a).................      35        2,299
Arkansas Best Corp. .............     107        2,348
Avis Budget Group, Inc. (a)......     517        6,721
Con-way, Inc. ...................     229        9,513
Dollar Thrifty Automotive
  Group(a).......................      97        2,297
Genesee & Wyoming, Inc. (Class
  A)(a)..........................     154        3,722
Heartland Express, Inc. .........     311        4,410
Kansas City Southern(a)..........     389       13,354
Knight Transportation, Inc. .....     281        4,162
Landstar Systems, Inc. ..........     268       11,296
Old Dominion Freight Line, Inc.
  (a)............................     148        3,420
Ryder Systems, Inc. .............     290       13,633
Werner Enterprises, Inc. ........     252        4,292
YRC Worldwide, Inc. (a)..........     295        5,041
                                            ----------
                                                86,508
                                            ----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 3.3%
Actel Corp. (a)..................     139        1,899
Advanced Analogic Technologies,
  Inc. (a).......................     213        2,403
Advanced Energy Industries, Inc.
  (a)............................     168        2,197
AMIS Holdings, Inc. (a)..........     312        3,126
Amkor Technology, Inc. (a).......     540        4,606
Anadigics, Inc. (a)..............     290        3,355
Applied Micro Circuits Corp (a)..     341        2,980
Atheros Communications, Inc.
  (a)............................     286        8,734
Atmel Corp. (a)..................   2,074        8,960
ATMI, Inc. (a)...................     178        5,740
Axcelis Technologies, Inc. (a)...     533        2,452
Brooks Automation, Inc. (a)......     344        4,544
Cabot Microelectronics Corp.
  (a)............................     123        4,417
Cavium Networks, Inc. (a)........     105        2,417
Cirrus Logic, Inc. (a)...........     388        2,049
Cohu, Inc. ......................      99        1,515
Conexant Systems, Inc. (a).......   2,337        1,940
Credence Systems Corp. (a).......     518        1,254
Cree, Inc. (a)...................     386       10,603
Cymer, Inc. (a)..................     151        5,878
Cypress Semiconductor Corp. (a)..     765       27,563
Diodes, Inc. (a).................     151        4,541
DSP Group, Inc. (a)..............     163        1,989
Entegris, Inc. (a)...............     595        5,135
Entropic Communications, Inc.
  (a)............................      26          189
Exar Corp. (a)...................     220        1,753
Fairchild Semiconductor
  International, Inc. (a)........     630        9,091
FEI Co.(a).......................     183        4,544
Formfactor, Inc. (a).............     241        7,977
Genesis Microchip, Inc. (a)......     171        1,465
Hittite Microwave Corp. (a)......      81        3,869
Integrated Device Technology,
  Inc. (a).......................     967       10,937
Kulicke & Soffa Industries, Inc.
  (a)............................     286        1,962
Lattice Semiconductor Corp. (a)..     573        1,862
Mattson Technology, Inc. (a).....     277        2,371
Micrel, Inc. ....................     275        2,324
Microsemi Corp. (a)..............     352        7,793
MKS Instruments, Inc. (a)........     254        4,862
Monolithic Power Systems, Inc.
  (a)............................     114        2,448
Netlogic Microsystems, Inc. (a)..      92        2,962
OmniVision Technologies, Inc.
  (a)............................     280        4,382
ON Semiconductor Corp. (a).......   1,483       13,169
PDF Solutions, Inc. (a)..........     106          955
Photronics, Inc. (a).............     206        2,569
PMC-Sierra, Inc. (a).............   1,082        7,076
Rambus, Inc. (a).................     500       10,470
RF Micro Devices, Inc. (a).......   1,356        7,743
Semtech Corp. (a)................     322        4,997

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Sigma Designs, Inc. (a)..........     140   $    7,728
Silicon Image, Inc. (a)..........     425        1,921
Silicon Laboratories, Inc. (a)...     274       10,256
Silicon Storage Technology, Inc.
  (a)............................     423        1,265
Sirf Technology Holdings, Inc.
  (a)............................     284        7,137
Skyworks Solutions, Inc. (a).....     797        6,774
Spansion, Inc. (a)...............     437        1,717
Standard Microsystems Corp. (a)..     120        4,688
Tessera Technologies, Inc. (a)...     234        9,734
Trident Microsystems, Inc. (a)...     276        1,811
TriQuint Semiconductor, Inc.
  (a)............................     720        4,774
Ultratech, Inc. (a)..............      82          930
Veeco Instruments, Inc. (a)......     148        2,472
Zoran Corp. (a)..................     256        5,763
                                            ----------
                                               305,037
                                            ----------
SOFTWARE -- 3.1%
ACI Worldwide, Inc. (a)..........     174        3,313
Advent Software, Inc. (a)........      89        4,815
Ansoft Corp. (a).................      69        1,784
Ansys, Inc. (a)..................     392       16,252
Aspen Technology, Inc. (a).......     285        4,623
Blackbaud, Inc. .................     218        6,113
Blackboard, Inc. (a).............     135        5,434
BladeLogic, Inc. (a).............      24          710
Borland Software Corp. (a).......     344        1,035
Commvault Systems, Inc. (a)......     174        3,685
Compuware Corp. (a)..............   1,428       12,680
Concur Technologies, Inc. (a)....     211        7,640
Deltek, Inc. (a).................      38          579
Epicor Software Corp. (a)........     260        3,063
eSpeed, Inc. (a).................     143        1,616
Factset Research Systems, Inc. ..     227       12,644
Fair Isaac Corp. ................     250        8,037
FalconStor Software, Inc. (a)....     156        1,756
i2 Technologies, Inc. (a)........      63          794
Informatica Corp. (a)............     443        7,983
Jack Henry & Associates, Inc. ...     411       10,004
JDA Software Group, Inc. (a).....     142        2,905
Lawson Software, Inc. (a)........     674        6,902
Macrovision Corp. (a)............     265        4,857
Magma Design Automation, Inc.
  (a)............................     194        2,369
Manhattan Associates, Inc. (a)...     131        3,453
Mentor Graphics Corp. (a)........     450        4,851
MICROS Systems, Inc. (a).........     205       14,383
MicroStrategy, Inc. (a)..........      48        4,565
Midway Games, Inc. (a)...........      43          119
Monotype Imaging Holdings, Inc.
  (a)............................      52          789
MSC Software Corp. (a)...........     204        2,650
Novell, Inc. (a).................   1,770       12,160
Nuance Communications, Inc. (a)..     775       14,477
Parametric Technology Corp. (a)..     568       10,139
Progress Software Corp. (a)......     214        7,207
Quality Systems, Inc. ...........      87        2,652
Quest Software, Inc. (a).........     272        5,016
Solera Holdings, Inc. (a)........     269        6,666
Sonic Solutions, Inc. (a)........     126        1,309
SPSS, Inc. (a)...................      99        3,555
SuccessFactors, Inc. (a).........      46          544
Sybase, Inc. (a).................     463       12,080
Synchronoss Technologies, Inc.
  (a)............................      98        3,473
Take-Two Interactive Software,
  Inc. (a).......................     364        6,716
Taleo Corp. (a)..................      82        2,442
THQ, Inc. (a)....................     341        9,613
TIBCO Software, Inc. (a).........     945        7,626
Tyler Technologies, Inc. (a).....     188        2,423
Ultimate Software Group, Inc.
  (a)............................     127        3,997
Vasco Data Security
  International(a)...............     134        3,741
Wind River Systems, Inc. (a).....     395        3,527
                                            ----------
                                               281,766
                                            ----------
SPECIALTY RETAIL -- 2.2%
Aaron Rents, Inc. (Class B)......     252        4,849
AC Moore Arts & Crafts, Inc.
  (a)............................     105        1,444
Aeropostale, Inc. (a)............     386       10,229
AnnTaylor Stores Corp. (a).......     309        7,898
Asbury Automotive Group, Inc. ...     153        2,303
Barnes & Noble, Inc. ............     270        9,302
Bebe Stores, Inc. ...............     154        1,980
Big 5 Sporting Goods Corp. ......      98        1,413
Blockbuster, Inc. (Class A)(a)...     909        3,545
Borders Group, Inc. .............     294        3,131
Brown Shoe Co., Inc. ............     222        3,368
Buckle, Inc. ....................      78        2,574
Build-A-Bear Workshop, Inc. (a)..      70          977
Cabela's, Inc. (a)...............     219        3,300
Charlotte Russe Holding, Inc.
  (a)............................     108        1,744
Charming Shoppes, Inc. (a).......     598        3,235
Christopher & Banks Corp. .......     177        2,027
Circuit City Stores, Inc. .......     861        3,616
Coldwater Creek, Inc. (a)........     323        2,161
Collective Brands, Inc. (a)......     327        5,687
Conn's, Inc. (a).................      57          975
CSK Auto Corp. (a)...............     240        1,202
Dick's Sporting Goods, Inc. (a)..     413       11,465
Dress Barn, Inc. (a).............     222        2,777
DSW, Inc. (Class A)(a)...........      71        1,332
Foot Locker, Inc. ...............     793       10,832
Genesco, Inc. (a)................     115        4,347
Group 1 Automotive, Inc. ........     111        2,636
Gymboree Corp. (a)...............     159        4,843
hhgregg, Inc. (a)................      45          619
Hibbett Sports, Inc. (a).........     161        3,217
Hot Topic, Inc. (a)..............     206        1,199
J. Crew Group, Inc. (a)..........     220       10,606
Jo-Ann Stores, Inc. (a)..........     123        1,609
Jos. A. Bank Clothiers, Inc.
  (a)............................      87        2,475
Lithia Motors, Inc. (Class A)....      74        1,016
Mens Wearhouse, Inc. ............     248        6,691
New York & Co., Inc. (a).........     139          887
OfficeMax, Inc. .................     374        7,727
Pacific Sunwear of California,
  Inc. (a).......................     351        4,953
Pier 1 Imports, Inc. (a).........     383        2,003
Rent-A-Center, Inc. (a)..........     330        4,792
Sally Beauty Holdings, Inc. (a)..     423        3,828
Select Comfort Corp. (a).........     218        1,528
Sonic Automotive, Inc. (Class
  A).............................     208        4,027
Stage Stores, Inc. ..............     218        3,226
Stein Mart, Inc. ................     127          602
Talbots, Inc. ...................     119        1,407

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
The Cato Corp. (Class A).........     150   $    2,349
The Children's Place Retail
  Stores, Inc. (a)...............     123        3,189
The Finish Line, Inc. (Class A)..     210          508
The Pep Boys -- Manny, Moe &
  Jack...........................     201        2,307
Tractor Supply Co.(a)............     168        6,038
Tween Brands, Inc. (a)...........     120        3,178
Ulta Salon Cosmetics & Fragrance,
  Inc. (a).......................      39          669
United Auto Group, Inc. .........     213        3,719
West Marine, Inc. (a)............      63          566
Zale Corp. (a)...................     240        3,854
Zumiez, Inc. (a).................      92        2,241
                                            ----------
                                               206,222
                                            ----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
American Apparel, Inc. (a).......      93        1,395
Carter's, Inc. (a)...............     250        4,837
Columbia Sportswear Co. .........      79        3,483
Deckers Outdoor Corp. (a)........      65       10,079
Fossil, Inc. (a).................     243       10,201
Hanesbrands, Inc. (a)............     486       13,205
Heelys, Inc. (a).................      49          341
Iconix Brand Group, Inc. (a).....     279        5,485
Jones Apparel Group, Inc. .......     423        6,764
K-Swiss, Inc. (Class A)..........     140        2,534
Kellwood Co. ....................     126        2,097
Kenneth Cole Productions, Inc.
  (Class A)......................      58        1,014
Maidenform Brands, Inc. (a)......      94        1,272
Movado Group, Inc. ..............      89        2,251
Oxford Industries, Inc. .........      75        1,933
Phillips-Van Heusen Corp. .......     279       10,284
Quiksilver, Inc. (a).............     617        5,294
Skechers USA, Inc. (a)...........     162        3,161
Steven Madden, Ltd.(a)...........      95        1,900
The Timberland Co. (Class A)(a)..     249        4,502
Under Armour, Inc. (Class A)(a)..     150        6,550
UniFirst Corp. ..................      64        2,432
Volcom, Inc. (a).................      76        1,674
Warnaco Group, Inc. (a)..........     233        8,108
Wolverine World Wide, Inc. ......     259        6,351
                                            ----------
                                               117,147
                                            ----------
THRIFTS & MORTGAGE FINANCE -- 1.2%
Anchor Bancorp Wisconsin, Inc. ..      92        2,164
Astoria Financial Corp. .........     450       10,471
Bank Mutual Corp. ...............     265        2,801
BankAtlantic Bancorp, Inc. (Class
  A).............................     233          955
BankUnited Financial Corp. ......     183        1,263
Beneficial Mutual Bancorp, Inc.
  (a)............................     175        1,701
Brookline Bancorp, Inc. .........     329        3,343
Capitol Federal Financial........     110        3,410
Centerline Holding Co. ..........     251        1,913
Charter Financial Corp. .........      19          703
Clifton Savings Bancorp, Inc. ...      67          657
Corus Bankshares, Inc. ..........     163        1,739
Dime Community Bancshares........     162        2,069
Doral Financial Corp. (a)........      28          505
Downey Financial Corp. ..........     104        3,235
First Busey Corp. ...............     140        2,780
First Financial Holdings, Inc. ..      57        1,563
First Niagara Financial Group,
  Inc. ..........................     522        6,285
First Place Financial Corp. .....      84        1,175
FirstFed Financial Corp. (a).....      66        2,364
Flagstar Bancorp, Inc. ..........     180        1,255
Flushing Financial Corp. ........      95        1,525
Franklin Bank Corp. (a)..........     109          470
Fremont General Corp. (a)........     322        1,127
IndyMac Bancorp, Inc. ...........     404        2,404
Kearny Financial Corp. ..........     103        1,227
KNBT Bancorp, Inc. ..............     119        1,835
NewAlliance Bancshares, Inc. ....     525        6,048
Northwest Bancorp, Inc. .........     102        2,710
Ocwen Financial Corp. (a)........     179          992
Oritani Financial Corp. (a)......      57          701
PFF Bancorp, Inc. ...............     106        1,276
Provident Financial Services,
  Inc. ..........................     284        4,095
Provident New York Bancorp.......     198        2,558
Radian Group, Inc. ..............     409        4,777
Roma Financial Corp. ............      48          753
The PMI Group, Inc. .............     401        5,325
TierOne Corp. ...................      84        1,860
Triad Guaranty, Inc. (a).........      57          559
TrustCo Bank Corp. NY............     386        3,829
United Community Financial
  Corp. .........................     130          718
Washington Federal, Inc. ........     439        9,267
Wauwatosa Holdings, Inc. (a).....      48          615
WSFS Financial Corp. ............      29        1,456
                                            ----------
                                               108,478
                                            ----------
TOBACCO -- 0.1%
Alliance One International, Inc.
  (a)............................     498        2,027
Universal Corp. .................     140        7,171
Vector Group, Ltd. ..............     175        3,510
                                            ----------
                                                12,708
                                            ----------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Aircastle, Ltd. .................     219        5,766
Applied Industrial Technologies,
  Inc. ..........................     205        5,949
Beacon Roofing Supply, Inc. (a)..     232        1,953
BlueLinx Holdings, Inc. .........      54          212
GATX Corp. ......................     210        7,703
H&E Equipment Services, Inc.
  (a)............................      94        1,775
Interline Brands, Inc. (a).......     156        3,418
Kaman Corp. (Class A)............     127        4,675
Lawson Products, Inc. ...........      22          834
MSC Industrial Direct Co., Inc.
  (Class A)......................     233        9,430
Rush Enterprises, Inc. (a).......     175        3,181
TAL International Group, Inc. ...      91        2,072
Textainer Group Holdings, Ltd. ..      45          654
UAP Holding Corp. ...............     265       10,229
United Rentals, Inc. (a).........     392        7,197
Watsco, Inc. ....................     127        4,669
Wesco International, Inc. (a)....     222        8,800
                                            ----------
                                                78,517
                                            ----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Macquarie Infrastructure Co.
  LLC............................     221        8,957
                                            ----------
WATER UTILITIES -- 0.2%
American States Water Co. .......      83        3,128
Aqua America, Inc. ..............     667       14,140

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
California Water Service Group...      98   $    3,628
SJW Corp. .......................      69        2,392
                                            ----------
                                                23,288
                                            ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Centennial Communications Corp.
  (a)............................     328        3,047
FiberTower Corp. (a).............     437          996
ICO Global Communications
  Holdings, Ltd.(a)..............     521        1,657
iPCS, Inc. ......................      61        2,195
Rural Cellular Corp. (a).........      55        2,425
SBA Communications Corp. (a).....     497       16,819
SunCom Wireless Holdings, Inc.
  (a)............................      41        1,094
Syniverse Holdings, Inc. (a).....     133        2,072
TerreStar Corp. (a)..............     293        2,124
USA Mobility, Inc. (a)...........     122        1,745
Virgin Mobile USA, Inc. (Class
  A)(a)..........................     138        1,227
                                            ----------
                                                35,401
                                            ----------

TOTAL COMMON STOCKS --
  (Cost $10,412,240).............            9,188,550
                                            ----------
WARRANTS -- 0.0%
COMMUNICATIONS EQUIPMENT -- 0.0%
Pegasus Wireless Corp. (a)
  (Cost $0)......................      97            0
                                            ----------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
STIC Prime Portfolio
  (Cost $53,866).................  53,866       53,866
                                            ----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $10,466,106).............            9,242,416
OTHER ASSETS AND
  LIABILITIES -- (0.4)%..........              (32,991)
                                            ----------
NET ASSETS -- 100.0%.............           $9,209,425
                                            ==========




(a)    Non-income producing security


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 1.9%
AAR Corp. (a)..................      3,454   $   131,356
American Science & Engineering,
  Inc. ........................        910        51,642
Argon ST, Inc. (a).............      1,218        22,606
BE Aerospace, Inc. (a).........      8,393       443,990
Ceradyne, Inc. (a).............      2,380       111,693
DynCorp International, Inc.
  (a)..........................      2,232        59,996
Hexcel Corp. (a)...............      8,542       207,400
Innovative Solutions & Support,
  Inc. (a).....................        927         8,983
Ionatron, Inc. (a).............      3,617        10,345
Moog, Inc. (a).................      3,657       167,527
MTC Technologies, Inc. (a).....        865        20,327
Orbital Sciences Corp. (a).....      5,376       131,820
Taser International, Inc. (a)..      6,026        86,714
Teledyne Technologies, Inc.
  (a)..........................      2,947       157,163
TransDigm Group, Inc. (a)......      2,329       105,201
                                             -----------
                                               1,716,763
                                             -----------
AIR FREIGHT & LOGISTICS -- 0.4%
ABX Air, Inc. (a)..............      4,818        20,140
Forward Air Corp. .............      2,753        85,811
HUB Group, Inc. (Class A) (a)..      3,471        92,259
UTI Worldwide, Inc. ...........      7,907       154,977
                                             -----------
                                                 353,187
                                             -----------
AIRLINES -- 0.8%
AirTran Holdings, Inc. (a).....      8,583        61,454
Allegiant Travel Co. (a).......      1,274        40,946
Continental Airlines, Inc.
  (Class B) (a)................      9,091       202,275
ExpressJet Holdings, Inc. (a)..      4,814        11,939
JetBlue Airways Corp. (a)......     15,983        94,300
Republic Airways Holdings, Inc.
  (a)..........................      3,506        68,682
SkyWest, Inc. .................      5,824       156,374
US Airways Group, Inc. (a).....      7,632       112,267
                                             -----------
                                                 748,237
                                             -----------
AUTO COMPONENTS -- 0.4%
Drew Industries, Inc. (a)......      1,715        46,991
Gentex Corp. ..................     13,500       239,895
Tenneco Automotive, Inc. (a)...      4,137       107,852
                                             -----------
                                                 394,738
                                             -----------
AUTOMOBILES -- 0.3%
Fleetwood Enterprises, Inc.
  (a)..........................      6,056        36,215
Thor Industries, Inc. .........      3,604       136,988
Winnebago Industries, Inc. ....      2,817        59,213
                                             -----------
                                                 232,416
                                             -----------
BEVERAGES -- 0.3%
Boston Beer Co., Inc. (a)......        875        32,944
Central European Distribution
  Corp. (a)....................      2,942       170,871
Coca-Cola Hellenic Bottling Co.
  SA...........................        356        20,961
                                             -----------
                                                 224,776
                                             -----------
BIOTECHNOLOGY -- 4.9%
Affymax, Inc. (a)..............        513        11,471
Alexion Pharmaceuticals, Inc.
  (a)..........................      3,491       261,930
Alkermes, Inc. (a).............      9,137       142,446
Alnylam Pharmaceuticals, Inc.
  (a)..........................      2,722        79,156
Altus Pharmaceuticals, Inc.
  (a)..........................      2,536        13,136
Applera Corp. -- Celera
  Genomics Group(a)............      7,134       113,217
Arena Pharmaceuticals, Inc.
  (a)..........................      6,802        53,260
Ariad Pharmaceuticals, Inc.
  (a)..........................      6,077        25,827
BioMarin Pharmaceuticals, Inc.
  (a)..........................      8,746       309,608
Cepheid, Inc. (a)..............      4,888       128,799
Cubist Pharmaceuticals, Inc.
  (a)..........................      5,223       107,124
CV Therapeutics, Inc. (a)......      5,314        48,092
Dendreon Corp. (a).............      8,034        49,971
Enzon Pharmaceuticals, Inc.
  (a)..........................      3,913        37,291
Geron Corp. (a)................      7,403        42,049
GTx, Inc. (a)..................      1,469        21,080
Halozyme Therapeutics, Inc.
  (a)..........................      6,230        44,295
Human Genome Sciences, Inc.
  (a)..........................     12,659       132,160
ImClone Systems, Inc. (a)......      5,583       240,069
InterMune, Inc. (a)............      2,912        38,817
Isis Pharmaceuticals, Inc.
  (a)..........................      7,763       122,267
Keryx Biopharmaceuticals, Inc.
  (a)..........................      3,446        28,946
Lexicon Genetics, Inc. (a).....      9,517        28,836
Life Cell Corp. (a)............      3,074       132,520
Ligand Pharmaceuticals, Inc.
  (Class B)....................      6,670        32,216
MannKind Corp. (a).............      4,722        37,587
Martek Biosciences Corp. (a)...      3,053        90,308
Maxygen, Inc. (a)..............      2,620        21,039
Medarex, Inc. (a)..............     11,396       118,746
Momenta Pharmaceuticals, Inc.
  (a)..........................      2,309        16,486
Myriad Genetics, Inc. (a)......      4,079       189,347
Neurocrine Biosciences, Inc.
  (a)..........................      3,380        15,345
Onyx Pharmaceuticals, Inc.
  (a)..........................      5,023       279,379
Opko Health, Inc. (a)..........      8,792        25,057
OSI Pharmaceuticals, Inc. (a)..      5,351       259,577
PDL BioPharma, Inc. (a)........     10,594       185,607
Pharmion Corp. (a).............      2,795       175,694
Progenics Pharmaceuticals, Inc.
  (a)..........................      2,040        36,863
Regeneron Pharmaceuticals, Inc.
  (a)..........................      5,998       144,852
Savient Pharmaceuticals, Inc.
  (a)..........................      4,880       112,094
Seattle Genetics, Inc. (a).....      4,354        49,636
Theravance, Inc. (a)...........      4,955        96,622
United Therapeutics Corp. (a)..      1,823       178,016
Vanda Pharmaceuticals, Inc.
  (a)..........................      2,001        13,767
Zymogenetics, Inc. (a).........      3,388        39,538
                                             -----------
                                               4,330,143
                                             -----------
BUILDING PRODUCTS -- 0.2%
Builders FirstSource, Inc.
  (a)..........................      1,822        13,155
Goodman Global, Inc. (a).......      2,874        70,528
Griffon Corp. (a)..............      2,431        30,266
PGT, Inc. (a)..................      1,103         5,250
Simpson Manufacturing Co.,
  Inc. ........................      3,369        89,582
Trex Co., Inc. (a).............      1,120         9,531
                                             -----------
                                                 218,312
                                             -----------
CAPITAL MARKETS -- 1.0%
Affiliated Managers Group, Inc.
  (a)..........................      2,694       316,437
Calamos Asset Management, Inc.
  (Class B)....................      2,069        61,615
GFI Group, Inc. (a)............      1,513       144,824
Greenhill & Co., Inc. .........        773        51,389
KBW, Inc. (a)..................      2,735        69,989
optionsXpress Holdings, Inc. ..      4,282       144,817
Penson Worldwide, Inc. (a).....      1,592        22,845

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Pzena Investment Management,
  Inc. (Class A)...............        542   $     6,179
TradeStation Group, Inc. (a)...      3,084        43,824
                                             -----------
                                                 861,919
                                             -----------
CHEMICALS -- 1.2%
American Vanguard Corp. .......      1,623        28,159
Flotek Industries, Inc. (a)....      1,628        58,673
Nalco Holding Co. .............     13,167       318,378
PolyOne Corp. (a)..............      8,158        53,680
Rockwood Holdings, Inc. (a)....      2,226        73,948
Symyx Technologies, Inc. (a)...      3,157        24,246
Terra Industries, Inc. (a).....      8,141       388,814
Zep, Inc. (a)..................      2,109        29,252
Zoltek Cos., Inc. (a)..........      2,568       110,090
                                             -----------
                                               1,085,240
                                             -----------
COMMERCIAL BANKS -- 0.9%
Bank of the Ozarks, Inc. ......      1,123        29,423
Boston Private Financial
  Holdings, Inc. ..............      3,481        94,266
Cascade Bancorp................      1,932        26,893
CoBiz, Inc. ...................      1,708        25,398
East West Bancorp, Inc. .......      5,502       133,313
Hanmi Financial Corp. .........      4,376        37,721
Nara Bancorp, Inc. ............      1,964        22,920
PrivateBancorp, Inc. ..........      2,083        68,010
Signature Bank(a)..............      2,740        92,475
Texas Capital Bancshares, Inc.
  (a)..........................      2,399        43,782
UCBH Holdings, Inc. ...........      9,382       132,849
United Community Banks, Inc. ..      4,631        73,170
Virginia Commerce Bancorp, Inc.
  (a)..........................      1,821        21,360
Western Alliance Bancorp(a)....      2,226        41,782
                                             -----------
                                                 843,362
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.9%
ACCO Brands Corp. (a)..........      5,080        81,483
Administaff, Inc. .............      2,251        63,658
Advisory Board Co. (a).........      1,743       111,883
American Reprographics Co.
  (a)..........................      3,439        56,675
CBIZ, Inc. (a).................      4,658        45,695
Cenveo, Inc. (a)...............      4,743        82,860
Clean Harbors, Inc. (a)........      1,611        83,289
Comfort Systems USA, Inc. .....      3,984        50,916
Copart, Inc. (a)...............      6,124       260,576
Corrections Corp. of
  America(a)...................     11,132       328,505
CoStar Group, Inc. (a).........      1,826        86,278
Covanta Holding Corp. (a)......     10,050       277,983
CRA International, Inc. (a)....        946        45,039
Diamond Management & Technology
  Consultants, Inc. ...........      2,812        20,443
EnergySolutions, Inc. (a)......      2,692        72,657
First Advantage Corp. (Class A)
  (a)..........................        655        10,788
FTI Consulting, Inc. (a).......      4,359       268,689
Fuel Tech, Inc. (a)............      1,616        36,602
Healthcare Services Group,
  Inc. ........................      3,616        76,587
Hudson Highland Group, Inc.
  (a)..........................      2,349        19,755
Huron Consulting Group, Inc.
  (a)..........................      1,681       135,539
IHS, Inc. (a)..................      2,802       169,689
Innerworkings, Inc. (a)........      2,636        45,497
Interface, Inc. (Class A)......      5,153        84,097
Kenexa Corp. (a)...............      2,119        41,151
Kforce, Inc. (a)...............      3,627        35,363
Knoll, Inc. ...................      4,723        77,599
Korn/Ferry International(a)....      4,280        80,550
Layne Christensen Co. (a)......      1,704        83,854
LECG Corp. (a).................      2,099        31,611
M&F Worldwide Corp. (a)........      1,162        62,574
Mine Safety Appliances Co. ....      2,124       110,172
Mobile Mini, Inc. (a)..........      3,385        62,758
Navigant Consulting, Inc. (a)..      4,673        63,880
Pike Electric Corp. (a)........      1,535        25,727
Resources Connection, Inc. ....      4,389        79,704
Rollins, Inc. .................      4,722        90,653
RSC Holdings, Inc. (a).........      4,563        57,266
Schawk, Inc. ..................      1,090        16,917
Spherion Corp. (a).............      5,039        36,684
Steelcase, Inc. (Class A)......      5,884        93,379
TeleTech Holdings, Inc. (a)....      3,787        80,549
Tetra Tech, Inc. (a)...........      5,189       111,563
The Corporate Executive Board
  Co. .........................      3,328       200,013
The Geo Group, Inc. (a)........      4,519       126,532
TrueBlue, Inc. (a).............      4,385        63,495
Waste Connections, Inc. (a)....      6,273       193,836
                                             -----------
                                               4,341,013
                                             -----------
COMMUNICATIONS EQUIPMENT -- 3.9%
Acme Packet, Inc. (a)..........      2,169        27,308
ADC Telecommunications, Inc.
  (a)..........................     10,669       165,903
Adtran, Inc. ..................      5,327       113,891
Airvana, Inc. (a)..............        712         3,866
Arris Group, Inc. (a)..........     12,085       120,612
Aruba Networks, Inc. (a).......      3,072        45,803
Avocent Corp. (a)..............      4,251        99,091
BigBand Networks, Inc. (a).....      2,419        12,434
Blue Coat Systems, Inc. (a)....      2,866        94,205
CIENA Corp. (a)................      7,762       264,762
CommScope, Inc. (a)............      6,076       299,000
Comtech Telecommunications
  Corp. (a)....................      2,162       116,770
Extreme Networks, Inc. (a).....     11,247        39,814
F5 Networks, Inc. (a)..........      7,890       225,023
Finisar Corp. (a)..............     22,159        32,130
Foundry Networks, Inc. (a).....     12,200       213,744
Harmonic, Inc. (a).............      8,706        91,239
Harris Stratex Networks, Inc.
  (a)..........................      2,088        34,870
Hughes Communications, Inc.
  (a)..........................        564        30,800
Infinera Corp. (a).............      6,841       101,520
InterDigital, Inc. (a).........      4,424       103,212
Ixia(a)........................      3,222        30,545
Loral Space & Communications,
  Ltd. (a).....................      1,143        39,148
Netgear, Inc. (a)..............      3,286       117,212
Neutral Tandem, Inc. (a).......        627        11,925
Nextwave Wireless, Inc. (a)....      4,656        25,049
OpNext, Inc. (a)...............      1,940        17,169
Packeteer, Inc. (a)............      3,224        19,860
Plantronics, Inc. .............      4,638       120,588
Polycom, Inc. (a)..............      8,358       232,185
Powerwave Technologies, Inc.
  (a)..........................     10,035        40,441
Riverbed Technology, Inc. (a)..      4,747       126,935
ShoreTel, Inc. (a).............        705         9,849
Sonus Networks, Inc. (a).......     25,073       146,176
Starent Networks Corp. (a).....      2,828        51,611

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Symmetricom, Inc. (a)..........      4,108   $    19,349
Tekelec(a).....................      5,314        66,425
Utstarcom, Inc. (a)............      9,423        25,913
Viasat, Inc. (a)...............      2,476        85,249
                                             -----------
                                               3,421,626
                                             -----------
COMPUTERS & PERIPHERALS -- 1.1%
Avid Technology, Inc. (a)......      3,973       112,595
Brocade Communications Systems,
  Inc. (a).....................     35,542       260,878
Data Domain, Inc. (a)..........      1,287        33,900
Hypercom Corp. (a).............      4,502        22,420
Intermec, Inc. (a).............      4,238        86,074
Isilon Systems, Inc. (a).......      2,215        11,252
Novatel Wireless, Inc. (a).....      3,161        51,208
Palm, Inc. ....................      9,144        57,973
QLogic Corp. (a)...............     12,442       176,676
Rackable Systems, Inc. (a).....      2,555        25,550
Stratasys, Inc. (a)............      1,944        50,233
Synaptics, Inc. (a)............      2,333        96,026
                                             -----------
                                                 984,785
                                             -----------
CONSTRUCTION & ENGINEERING -- 0.8%
Aecom Technology Corp. (a).....      6,889       196,819
Perini Corp. (a)...............      2,208        91,455
Quanta Services, Inc. (a)......     15,618       409,816
                                             -----------
                                                 698,090
                                             -----------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. .........      4,001       141,955
Headwaters, Inc. (a)...........      3,747        43,990
                                             -----------
                                                 185,945
                                             -----------
CONSUMER FINANCE -- 0.4%
Cardtronics, Inc. (a)..........        876         8,856
Cash America International,
  Inc. ........................      2,864        92,507
CompuCredit Corp. (a)..........      2,877        28,713
Credit Acceptance Corp. (a)....        181         3,741
Dollar Financial Corp. (a).....      2,084        63,958
Ezcorp, Inc. (a)...............      3,622        40,892
First Cash Financial Services,
  Inc. (a).....................      2,604        38,227
Nelnet, Inc. ..................      1,900        24,149
World Acceptance Corp. (a).....      1,395        37,637
                                             -----------
                                                 338,680
                                             -----------
CONTAINERS & PACKAGING -- 0.4%
Graphic Packaging Corp. (a)....      5,841        21,554
Greif, Inc. (Class A)..........      2,884       188,527
Myers Industries, Inc. ........      2,496        36,117
Silgan Holdings, Inc. .........      2,313       120,137
                                             -----------
                                                 366,335
                                             -----------
DISTRIBUTORS -- 0.3%
LKQ Corp. (a)..................     11,046       232,187
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 2.0%
American Public Education, Inc.
  (a)..........................        477        19,929
Bright Horizons Family
  Solutions, Inc. (a)..........      2,522        87,110
Capella Education Co. (a)......        896        58,652
Career Education Corp. (a).....      8,565       215,324
Coinstar, Inc. (a).............      2,356        66,321
Corinthian Colleges, Inc. (a)..      7,635       117,579
DeVry, Inc. ...................      5,617       291,859
INVESTools, Inc. (a)...........      4,485        79,564
Jackson Hewitt Tax Service,
  Inc. ........................      2,685        85,249
Lincoln Educational Services
  Corp. (a)....................        225         3,312
Matthews International Corp.
  (Class A)....................      2,843       133,252
Pre-Paid Legal Services, Inc.
  (a)..........................        810        44,834
Sotheby's Holdings, Inc. ......      6,093       232,143
Steiner Leisure, Ltd. (a)......      1,507        66,549
Strayer Education, Inc. .......      1,376       234,718
Universal Technical Institute,
  Inc. (a).....................      2,124        36,108
                                             -----------
                                               1,772,503
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Asset Acceptance Capital
  Corp. .......................      1,557        16,208
MarketAxess Holdings, Inc.
  (a)..........................      2,898        37,181
NewStar Financial, Inc. (a)....      3,395        28,111
Portfolio Recovery Associates,
  Inc. ........................      1,527        60,576
The Nasdaq Stock Market, Inc.
  (a)..........................      9,757       482,874
                                             -----------
                                                 624,950
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
Cbeyond, Inc. (a)..............      1,978        77,122
Cincinnati Bell, Inc. (a)......     23,532       111,777
Cogent Communications Group,
  Inc. (a).....................      4,668       110,678
Covad Communications Group,
  Inc. (a).....................     26,421        22,722
General Communication, Inc.
  (Class A) (a)................      4,183        36,601
Global Crossing, Ltd. (a)......      2,329        51,355
Globalstar, Inc. (a)...........      2,084        16,672
NTELOS Holdings Corp. .........      2,771        82,271
Paetec Holding Corp. (a).......      7,871        76,742
Premiere Global Services, Inc.
  (a)..........................      5,423        80,532
Time Warner Telecom, Inc.
  (Class A) (a)................     13,263       269,106
Vonage Holdings Corp. (a)......      3,580         8,234
                                             -----------
                                                 943,812
                                             -----------
ELECTRIC UTILITIES -- 0.3%
ITC Holdings Corp. ............      4,007       226,075
                                             -----------
ELECTRICAL EQUIPMENT -- 1.5%
Acuity Brands, Inc. ...........      3,830       172,350
Advanced Battery Technologies,
  Inc. (a).....................      3,954        18,584
American Superconductor Corp.
  (a)..........................      3,657        99,982
Encore Wire Corp. .............      1,494        23,785
Energy Conversion Devices, Inc.
  (a)..........................      3,780       127,197
EnerSys(a).....................      3,509        87,585
Evergreen Solar, Inc. (a)......      8,767       151,406
Franklin Electric Co., Inc. ...      1,571        60,122
FuelCell Energy, Inc. (a)......      6,450        63,984
General Cable Corp. (a)........      4,806       352,184
II-VI, Inc. (a)................      2,291        69,990
Medis Technologies, Ltd. (a)...      1,965        30,320
Plug Power, Inc. (a)...........      5,791        22,874
Power-One, Inc. (a)............      6,674        26,629
Vicor Corp. ...................      1,676        26,129
                                             -----------
                                               1,333,121
                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.2%
Benchmark Electronics, Inc.
  (a)..........................      6,511       115,440
Brightpoint, Inc. (a)..........      4,785        73,498
Cogent, Inc. (a)...............      3,589        40,017
Cognex Corp. ..................      3,830        77,175
CTS Corp. .....................      3,183        31,607

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Daktronics, Inc. ..............      3,623   $    81,771
Dolby Laboratories, Inc. (a)...      4,024       200,073
Echelon Corp. (a)..............      2,792        57,627
FARO Technologies, Inc. (a)....      1,544        41,966
FLIR Systems, Inc. (a).........     12,148       380,233
ICx Technologies, Inc. (a).....        470         4,521
Insight Enterprises, Inc. (a)..      4,746        86,567
IPG Photonics Corp. (a)........      1,692        33,823
Itron, Inc. (a)................      2,791       267,852
L-1 Identity Solutions, Inc.
  (a)..........................      6,314       113,336
Measurement Specialties, Inc.
  (a)..........................      1,174        25,945
Mercury Computer System, Inc.
  (a)..........................      1,975        31,817
Mettler Toledo International,
  Inc. (a).....................      3,335       379,523
MTS Systems Corp. .............      1,690        72,112
Multi-Fineline Electronix, Inc.
  (a)..........................        783        13,577
National Instruments Corp. ....      5,329       177,616
Rofin-Sinar Technologies, Inc.
  (a)..........................      2,763       132,928
Rogers Corp. (a)...............      1,720        74,597
Sanmina-SCI Corp. (a)..........     51,174        93,137
Scansource, Inc. (a)...........      2,480        80,228
Smart Modular Technologies
  (WWH), Inc. (a)..............      3,255        33,136
TTM Technologies, Inc. (a).....      3,729        43,480
Universal Display Corp. (a)....      3,084        63,746
                                             -----------
                                               2,827,348
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 4.6%
Allis-Chalmers Energy, Inc.
  (a)..........................      2,902        42,804
Atwood Oceanics, Inc. (a)......      2,513       251,903
Basic Energy Services, Inc.
  (a)..........................      2,100        46,095
Cal Dive International, Inc.
  (a)..........................      3,767        49,875
CARBO Ceramics, Inc. ..........      2,000        74,400
Complete Production Services,
  Inc. (a).....................      3,879        69,706
Dresser-Rand Group, Inc. (a)...      7,773       303,536
Dril-Quip, Inc. (a)............      2,546       141,710
Exterran Partners LP...........      1,094        35,106
Global Industries, Ltd. (a)....      7,935       169,968
Grey Wolf, Inc. (a)............     17,577        93,685
Helix Energy Solutions Group,
  Inc. (a).....................      7,597       315,275
Helmerich & Payne, Inc. .......      8,709       348,970
Hercules Offshore, Inc. (a)....      8,349       198,539
Hornbeck Offshore Services,
  Inc. (a).....................      2,228       100,149
ION Geophysical Corp. (a)......      6,623       104,511
Key Energy Services, Inc. (a)..     12,451       179,170
NATCO Group, Inc. (a)..........      1,469        79,546
Newpark Resources, Inc. (a)....      7,947        43,311
Oceaneering International, Inc.
  (a)..........................      5,008       337,289
Oil States International, Inc.
  (a)..........................      4,527       154,461
Parker Drilling Co. (a)........     10,922        82,461
Pioneer Drilling Co. (a).......      4,719        56,062
RPC, Inc. .....................      3,560        41,688
Superior Energy Services, Inc.
  (a)..........................      7,322       252,023
Superior Well Services, Inc.
  (a)..........................        998        21,178
Tetra Technologies, Inc. (a)...      7,129       110,999
Unit Corp. (a).................      4,224       195,360
W-H Energy Services, Inc. (a)..      2,725       153,172
                                             -----------
                                               4,052,952
                                             -----------
FOOD & STAPLES RETAILING -- 0.5%
Pantry, Inc. (a)...............      2,118        55,343
Pricesmart, Inc. ..............      1,174        35,291
Rite Aid Corp. (a).............     48,870       136,347
The Andersons, Inc. ...........      1,665        74,592
United Natural Foods, Inc.
  (a)..........................      3,512       111,401
                                             -----------
                                                 412,974
                                             -----------
FOOD PRODUCTS -- 0.5%
B&G Foods, Inc. ...............      3,508        35,817
Darling International, Inc.
  (a)..........................      6,973        80,608
Flowers Foods, Inc. ...........      7,969       186,554
Green Mountain Coffee Roasters,
  Inc. (a).....................      1,725        70,208
J&J Snack Foods Corp. .........      1,248        39,037
Seaboard Corp. ................         33        48,510
                                             -----------
                                                 460,734
                                             -----------
GAS UTILITIES -- 0.0% (B)
Spectra Energy Partners LP.....        996        23,864
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.8%
Accuray, Inc. (a)..............      3,645        55,477
Align Technology, Inc. (a).....      5,366        89,505
American Medical Systems
  Holdings, Inc. (a)...........      6,801        98,343
Arthrocare Corp. (a)...........      2,593       124,594
Aspect Medical Systems, Inc.
  (a)..........................      1,044        14,616
Cyberonics, Inc. (a)...........      1,515        19,937
Edwards Lifesciences Corp.
  (a)..........................      5,361       246,552
ev3, Inc. (a)..................      5,644        71,735
Gen-Probe, Inc. (a)............      4,959       312,070
Greatbatch, Inc. (a)...........      1,979        39,560
Haemonetics Corp. (a)..........      2,304       145,198
Hologic, Inc. (a)..............     11,486       788,399
I-Flow Corp. (a)...............      2,138        33,738
ICU Medical, Inc. (a)..........      1,199        43,176
IDEXX Laboratories, Inc. (a)...      5,623       329,677
Immucor, Inc. (a)..............      6,458       219,507
Integra LifeSciences Holdings
  Corp. (a)....................      1,699        71,239
Inverness Medical Innovations,
  Inc. (a).....................      6,741       378,709
Kensey Nash Corp. (a)..........      1,003        30,010
Masimo Corp. (a)...............      1,072        42,290
Mentor Corp. ..................      3,211       125,550
Meridian Bioscience, Inc. .....      3,457       103,987
Merit Medical Systems, Inc.
  (a)..........................      2,418        33,610
NuVasive, Inc. (a).............      3,240       128,045
OraSure Technologies, Inc.
  (a)..........................      4,199        37,329
Palomar Medical Technologies,
  Inc. (a).....................      1,465        22,444
ResMed, Inc. (a)...............      7,163       376,272
Respironics, Inc. (a)..........      6,656       435,835
Sirona Dental Systems, Inc.
  (a)..........................      1,562        52,296
SonoSite, Inc. (a).............      1,562        52,593
SurModics, Inc. (a)............      1,426        77,389
Symmetry Medical, Inc. (a).....      3,068        53,475
Thoratec Corp. (a).............      5,205        94,679
TomoTherapy, Inc. (a)..........      2,174        42,524
Trans1, Inc. (a)...............        557         9,174
Vital Signs, Inc. .............        712        36,397
Volcano Corp. (a)..............      2,978        37,255
West Pharmaceutical Services,
  Inc. ........................      2,990       121,364
Wright Medical Group, Inc.
  (a)..........................      3,343        97,515
                                             -----------
                                               5,092,065
                                             -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
HEALTH CARE PROVIDERS & SERVICES -- 4.1%
Alliance Imaging, Inc. (a).....      2,177   $    20,943
Amedisys, Inc. (a).............      2,326       112,858
AMERIGROUP Corp. (a)...........      4,745       172,955
AMN Healthcare Services, Inc.
  (a)..........................      3,276        56,249
Amsurg Corp. (a)...............      2,819        76,282
Apria Healthcare Group, Inc.
  (a)..........................      4,159        89,710
Assisted Living Concepts, Inc.
  (a)..........................      5,328        39,960
athenahealth, Inc. (a).........        603        21,708
Centene Corp. (a)..............      4,098       112,449
Chemed Corp. ..................      2,254       125,954
Cross Country Healthcare, Inc.
  (a)..........................      2,660        37,878
Emeritus Corp. (a).............      2,056        51,708
Genoptix, Inc. (a).............        470        14,429
Gentiva Health Services, Inc.
  (a)..........................      2,331        44,382
HealthExtras, Inc. (a).........      3,138        81,839
Healthsouth Corp. (a)..........      7,104       149,184
Healthspring, Inc. (a).........      4,907        93,478
Healthways, Inc. (a)...........      3,323       194,196
HMS Holdings Corp. (a).........      2,170        72,066
inVentiv Health, Inc. (a)......      3,109        96,255
LCA-Vision, Inc. ..............      1,820        36,345
Matria Healthcare, Inc. (a)....      1,904        45,258
Medcath Corp. (a)..............      1,268        31,142
Molina Healthcare, Inc. (a)....      1,342        51,936
National Healthcare Corp. .....        733        37,896
Nighthawk Radiology Holdings,
  Inc. (a).....................      1,940        40,837
Odyssey Healthcare, Inc. (a)...      3,004        33,224
Pediatrix Medical Group, Inc.
  (a)..........................      4,458       303,813
PSS World Medical, Inc. (a)....      5,807       113,643
Psychiatric Solutions, Inc.
  (a)..........................      4,899       159,218
Radiation Therapy Services,
  Inc. (a).....................      1,157        35,763
Res-Care, Inc. (a).............      2,438        61,340
Sierra Health Services, Inc.
  (a)..........................      4,599       192,974
Skilled Healthcare Group, Inc.
  (Class A) (a)................      1,951        28,543
Sun Healthcare Group, Inc.
  (a)..........................      3,808        65,383
Sunrise Assisted Living, Inc.
  (a)..........................      3,963       121,585
Triple-S Management Corp.
  (Class B)....................      1,156        23,363
Universal American Financial
  Corp. (a)....................      3,982       101,899
VCA Antech, Inc. (a)...........      7,579       335,219
Virtual Radiologic Corp(a).....        260         5,273
WellCare Health Plans, Inc.
  (a)..........................      3,737       158,486
                                             -----------
                                               3,647,623
                                             -----------
HEALTH CARE TECHNOLOGY -- 0.8%
Allscripts Healthcare
  Solutions, Inc. (a)..........      5,362       104,130
Eclipsys Corp. (a).............      4,401       111,389
HLTH Corp. (a).................     16,546       221,717
MedAssets, Inc. (a)............      1,464        35,048
Omnicell, Inc. (a).............      3,246        87,415
Phase Forward, Inc. (a)........      3,964        86,217
The TriZetto Group, Inc. (a)...      4,276        74,274
                                             -----------
                                                 720,190
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 3.5%
Ambassadors Group, Inc. .......      1,585        29,021
Ameristar Casinos, Inc. .......      2,196        60,478
Bally Technologies, Inc. (a)...      4,634       230,403
BJ's Restaurants, Inc. (a).....      1,589        25,837
Buffalo Wild Wings, Inc. (a)...      1,540        35,759
Burger King Holdings, Inc. ....      4,821       137,447
California Pizza Kitchen, Inc.
  (a)..........................      2,618        40,762
CEC Entertainment, Inc. (a)....      2,619        67,989
Chipotle Mexican Grill, Inc.
  (a)..........................      2,968       436,504
Choice Hotels International,
  Inc. ........................      3,057       101,492
CKE Restaurants, Inc. .........      4,679        61,763
Gaylord Entertainment Co. (a)..      3,889       157,388
Great Wolf Resorts, Inc. (a)...      2,715        26,634
Jamba, Inc. (a)................      1,890         6,993
Krispy Kreme Doughnuts, Inc.
  (a)..........................      5,336        16,862
Life Time Fitness, Inc. (a)....      3,102       154,107
Morgans Hotel Group Co. (a)....      3,119        60,134
Multimedia Games, Inc. (a).....      2,262        18,865
O'Charleys, Inc. ..............      2,078        31,129
Orient-Express Hotels, Ltd.
  (Class A)....................      3,598       206,957
P F Chang's China Bistro, Inc.
  (a)..........................      2,412        55,090
Panera Bread Co. (Class A)
  (a)..........................      3,055       109,430
Papa John's International, Inc.
  (a)..........................      1,920        43,584
Peet's Coffee & Tea, Inc. (a)..      1,185        34,448
Pinnacle Entertainment, Inc.
  (a)..........................      5,638       132,831
Red Robin Gourmet Burgers, Inc.
  (a)..........................      1,457        46,609
Ruby Tuesday, Inc. ............      4,964        48,399
Ruth's Chris Steak House, Inc.
  (a)..........................      1,527        13,651
Scientific Games Corp. (Class
  A) (a).......................      6,339       210,772
Shuffle Master, Inc. (a).......      3,123        37,445
Sonic Corp. (a)................      5,444       119,224
Texas Roadhouse, Inc. (Class A)
  (a)..........................      5,240        57,954
The Cheesecake Factory, Inc.
  (a)..........................      6,172       146,338
The Steak n Shake Co. (a)......      2,261        24,645
WMS Industries, Inc. (a).......      4,134       151,470
                                             -----------
                                               3,138,414
                                             -----------
HOUSEHOLD DURABLES -- 0.6%
Brookfield Homes Corp. ........      1,055        16,669
Champion Enterprises, Inc.
  (a)..........................      7,173        67,570
Hovnanian Enterprises, Inc.
  (a)..........................      4,440        31,835
iRobot Corp. (a)...............      1,332        24,083
Jarden Corp. (a)...............      6,304       148,837
Sealy Corp. ...................      4,142        46,349
Tempur-Pedic International,
  Inc. ........................      6,393       166,026
                                             -----------
                                                 501,369
                                             -----------
HOUSEHOLD PRODUCTS -- 0.4%
Church & Dwight Co., Inc. .....      6,019       325,448
Spectrum Brands, Inc. (a)......      3,504        18,676
                                             -----------
                                                 344,124
                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. ......      1,544        84,935
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Raven Industries, Inc. ........      1,715        65,839
Walter Industries, Inc. .......      4,724       169,733
                                             -----------
                                                 235,572
                                             -----------
INSURANCE -- 1.0%
American Equity Investment Life
  Holding Co. .................      4,789        39,701
Darwin Professional
  Underwriters, Inc. (a).......        822        19,868
eHealth, Inc. (a)..............      1,077        34,582
First Acceptance Corp. (a).....      1,577         6,655

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
HCC Insurance Holdings, Inc. ..     10,195   $   292,392
National Financial Partners
  Corp. .......................      3,524       160,730
National Interstate Corp. .....        640        21,184
Philadelphia Consolidated
  Holding Co. (a)..............      5,494       216,189
Tower Group, Inc. .............      1,965        65,631
                                             -----------
                                                 856,932
                                             -----------
INTERNET & CATALOG RETAIL -- 1.0%
1-800-FLOWERS.COM, Inc. (Class
  A) (a).......................      2,065        18,028
Blue Nile, Inc. (a)............      1,379        93,855
FTD Group, Inc. ...............      1,707        21,986
GSI Commerce, Inc. (a).........      1,701        33,170
Netflix, Inc. (a)..............      4,678       124,528
Nutri/System, Inc. (a).........      3,135        84,582
Orbitz Worldwide, Inc. (a).....      3,452        29,342
Overstock.com, Inc. (a)........      1,159        17,999
Priceline.com, Inc. (a)........      3,136       360,201
Shutterfly, Inc. (a)...........      1,266        32,435
Stamps.com, Inc. (a)...........      1,773        21,595
Systemax, Inc. ................        973        19,771
ValueVision Media, Inc. (Class
  A) (a).......................      2,797        17,593
                                             -----------
                                                 875,085
                                             -----------
INTERNET SOFTWARE & SERVICES -- 2.8%
Ariba, Inc. (a)................      7,698        85,833
Bankrate, Inc. (a).............      1,224        58,862
CMGI, Inc. (a).................      4,384        57,387
CNET Networks, Inc. (a)........     13,243       121,041
comScore, Inc. (a).............        475        15,499
Constant Contact, Inc. (a).....        597        12,836
DealerTrack Holdings, Inc.
  (a)..........................      3,633       121,597
Dice Holdings, Inc. (a)........      1,526        12,193
Digital River, Inc. (a)........      3,745       123,847
DivX, Inc. (a).................      1,580        22,120
EarthLink, Inc. (a)............     11,610        82,083
Equinix, Inc. (a)..............      2,867       289,768
Infospace, Inc. ...............      3,124        58,731
Internap Network Services Corp.
  (a)..........................      4,775        39,776
Interwoven, Inc. (a)...........      3,498        49,742
Ipass, Inc. (a)................      4,956        20,121
j2 Global Communications, Inc.
  (a)..........................      4,724       100,007
Limelight Networks, Inc. (a)...      3,489        24,039
LoopNet, Inc. (a)..............      2,600        36,530
Marchex, Inc. (Class B)........      2,825        30,679
Move, Inc. (a).................     13,703        33,572
NIC, Inc. .....................      3,493        29,481
Omniture, Inc. (a).............      3,888       129,432
Openwave Systems, Inc. ........      6,297        16,372
Perficient, Inc. (a)...........      2,702        42,529
RealNetworks, Inc. (a).........      9,281        56,521
S1 Corp. (a)...................      4,926        35,960
SAVVIS, Inc. (a)...............      2,675        74,659
SonicWALL, Inc. (a)............      6,153        65,960
Switch & Data Facilities Co.,
  Inc. (a).....................      1,934        30,983
TechTarget, Inc. (a)...........        687        10,154
The Knot, Inc. (a).............      2,422        38,607
Travelzoo, Inc. (a)............        658         9,001
Valueclick, Inc. (a)...........      9,345       204,655
Vignette Corp. (a).............      2,608        38,103
VistaPrint, Ltd. (a)...........      3,841       164,587
WebMD Health Corp. (Class A)
  (a)..........................        711        29,201
Websense, Inc. (a).............      4,284        72,742
                                             -----------
                                               2,445,210
                                             -----------
IT SERVICES -- 2.9%
Acxiom Corp. ..................      6,672        78,263
Broadridge Financial Solutions,
  Inc. ........................     12,578       282,125
CACI International, Inc. (Class
  A) (a).......................      2,744       122,849
CIBER, Inc. (a)................      4,738        28,949
Euronet Worldwide, Inc. (a)....      4,131       123,930
ExlService Holdings, Inc. (a)..        914        21,095
Forrester Research, Inc. (a)...      1,452        40,685
Gartner, Inc. (a)..............      6,757       118,653
Genpact, Ltd. .................      3,154        48,035
Global Cash Access, Inc. (a)...      4,093        24,804
Heartland Payment Systems,
  Inc. ........................      2,370        63,516
Hewitt Associates, Inc. (Class
  A) (a).......................      8,983       343,959
Lionbridge Technologies, Inc.
  (a)..........................      5,306        18,836
MoneyGram International,
  Inc. ........................      7,492       115,152
MPS Group, Inc. (a)............      9,064        99,160
NeuStar, Inc. (Class A) (a)....      6,926       198,638
SAIC, Inc. (a).................     11,675       234,901
Sapient Corp. (a)..............      7,650        67,396
SRA International, Inc. (a)....      4,058       119,508
SYKES Enterprises, Inc. (a)....      2,885        51,930
Syntel, Inc. ..................      1,092        42,064
TNS, Inc. .....................      2,142        38,021
VeriFone Holdings, Inc. (a)....      6,244       145,173
Wright Express Corp. (a).......      3,558       126,273
                                             -----------
                                               2,553,915
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Leapfrog Enterprises, Inc.
  (a)..........................      2,909        19,578
Marine Products Corp. .........      1,345         9,428
MarineMax, Inc. (a)............      1,505        23,327
Pool Corp. ....................      4,216        83,603
Smith & Wesson Holding Corp.
  (a)..........................      2,896        17,666
                                             -----------
                                                 153,602
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 2.1%
Affymetrix, Inc. (a)...........      6,199       143,445
Albany Molecular Research, Inc.
  (a)..........................      2,196        31,579
AMAG Pharmaceuticals, Inc.
  (a)..........................      1,580        95,005
Bio-Rad Laboratories, Inc.
  (Class A) (a)................      1,702       176,361
Bruker BioSciences Corp. (a)...      4,882        64,931
Dionex Corp. (a)...............      1,730       143,348
Enzo Biochem, Inc. (a).........      3,250        41,405
eResearch Technology, Inc.
  (a)..........................      3,727        44,053
Exelixis, Inc. (a).............      9,035        77,972
Illumina, Inc. (a).............      5,115       303,115
Nektar Therapeutics(a).........      8,253        55,378
PAREXEL International Corp.
  (a)..........................      2,674       129,154
PharmaNet Development Group,
  Inc. (a).....................      1,628        63,834
Techne Corp. (a)...............      3,541       233,883
Ventana Medical Systems, Inc.
  (a)..........................      3,384       295,186
                                             -----------
                                               1,898,649
                                             -----------
MACHINERY -- 2.5%
Accuride Corp. (a).............      2,101        16,514
Actuant Corp. (Class A)........      5,000       170,050
American Railcar Industries,
  Inc. ........................        802        15,438
Astec Industries, Inc. (a).....      1,624        60,397

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
ASV, Inc. (a)..................      1,792   $    24,819
Blount International, Inc.
  (a)..........................      3,808        46,876
Bucyrus International, Inc.
  (Class A)....................      3,405       338,423
Chart Industries, Inc. (a).....      2,654        82,009
CLARCOR, Inc. .................      4,635       175,991
ESCO Technologies, Inc. (a)....      2,452        97,933
Force Protection, Inc. (a).....      6,389        29,901
Gardner Denver, Inc. (a).......      4,721       155,793
Graco, Inc. ...................      5,700       212,382
Middleby Corp. (a).............      1,602       122,745
Mueller Water Products, Inc.
  (Class B)....................     11,122       110,886
RBC Bearings, Inc. (a).........      2,060        89,528
The Toro Co. ..................      3,707       201,809
Titan International, Inc. .....      2,624        82,026
Wabtec Corp. ..................      4,402       151,605
                                             -----------
                                               2,185,125
                                             -----------
MARINE -- 0.4%
American Commercial Lines, Inc.
  (a)..........................      3,406        55,314
Excel Maritime Carriers,
  Ltd. ........................      1,448        58,195
Kirby Corp. (a)................      4,852       225,521
TBS International, Ltd. (a)....      1,090        36,035
                                             -----------
                                                 375,065
                                             -----------
MEDIA -- 1.8%
Arbitron, Inc. ................      2,544       105,754
Charter Communications, Inc.
  (a)..........................     34,402        40,250
Cinemark Holdings, Inc. .......      4,023        68,391
CKX, Inc. (a)..................      4,535        54,420
Crown Media Holdings, Inc.
  (Class A) (a)................        893         5,805
Dolan Media Co. (a)............      1,160        33,837
Entravision Communications
  Corp. (a)....................      5,566        43,582
Gemstar-TV Guide International,
  Inc. (a).....................     22,411       106,676
Getty Images, Inc. (a).........      4,670       135,430
Gray Television, Inc. .........      3,995        32,040
Harte-Hanks, Inc. .............      4,460        77,158
Interactive Data Corp. ........      3,397       112,135
John Wiley & Sons, Inc. (Class
  A)...........................      4,716       202,033
Live Nation, Inc. (a)..........      6,608        95,948
Lodgenet Entertainment Corp.
  (a)..........................      1,810        31,566
Martha Stewart Living
  Omnimedia, Inc. (Class A)
  (a)..........................      2,243        20,793
Marvel Entertainment, Inc.
  (a)..........................      4,509       120,435
Mediacom Communications Corp.
  (a)..........................      4,929        22,624
Morningstar, Inc. (a)..........      1,310       101,853
National CineMedia, Inc. ......      4,006       100,991
Primedia, Inc. ................      1,830        15,555
Tivo, Inc. (a).................      9,125        76,103
Warner Music Group Corp. ......      4,083        24,743
                                             -----------
                                               1,628,122
                                             -----------
METALS & MINING -- 1.2%
AK Steel Holding Corp. (a).....     10,202       471,741
AM Castle & Co. ...............      1,720        46,767
Coeur d' Alene Mines Corp.
  (a)..........................     49,161       242,855
Hecla Mining Co. (a)...........     11,558       108,067
Metal Management, Inc. ........      2,473       112,596
Royal Gold, Inc. ..............      2,454        74,896
Stillwater Mining Co. (a)......      4,444        42,929
                                             -----------
                                               1,099,851
                                             -----------
MULTILINE RETAIL -- 0.1%
99 Cents Only Stores(a)........      4,775        38,009
Fred's, Inc. (Class A).........      3,325        32,020
Retail Ventures, Inc. (a)......      2,483        12,638
                                             -----------
                                                  82,667
                                             -----------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp. (Class
  A) (a).......................      6,228       216,112
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 8.6%
Alliance Holdings GP LP........      1,103        26,174
Alon USA Energy, Inc. .........      1,150        31,257
Alpha Natural Resources, Inc.
  (a)..........................      6,174       200,531
Arena Resources, Inc. (a)......      3,183       132,763
Atlas America, Inc. ...........      2,289       135,463
Atlas Energy Resources LLC.....        726        22,571
Atlas Pipeline Holdings LP.....        364         9,919
ATP Oil & Gas Corp. (a)........      2,635       133,173
Aventine Renewable Energy
  Holdings, Inc. (a)...........      2,676        34,146
Berry Petroleum Co. (Class A)..      3,369       149,752
Bill Barrett Corp. (a).........      2,680       112,212
Bois d'Arc Energy, Inc. (a)....      1,706        33,864
BreitBurn Energy Partners LP...      4,758       137,506
Buckeye GP Holdings LP.........      1,094        30,840
Cabot Oil & Gas Corp. .........      8,937       360,787
Carrizo Oil & Gas, Inc. (a)....      2,249       123,133
Cheniere Energy, Inc. (a)......      4,028       131,474
Cimarex Energy Co. ............      7,548       321,016
Clean Energy Fuels Corp(a).....      2,022        30,613
Comstock Resources, Inc. (a)...      3,978       135,252
Concho Resources, Inc. (a).....      1,874        38,623
Continental Resources Inc.
  (a)..........................      4,259       111,288
Copano Energy LLC..............      3,860       140,311
Crosstex Energy, Inc. .........      4,217       157,041
CVR Energy, Inc. (a)...........      1,879        46,862
Delek US Holdings, Inc. .......        918        18,571
Delta Petroleum Corp. (a)......      6,286       118,491
Eagle Rock Energy Partners LP..      3,304        60,397
Encore Aquisition Co. (a)......      4,658       155,437
Encore Energy Partners LP......        904        16,272
Energy Partners, Ltd. (a)......      2,543        30,033
Enterprise GP Holdings LP......      3,187       117,983
EV Energy Partner LP...........        910        29,575
Evergreen Energy, Inc. (a).....      7,626        17,006
EXCO Resources, Inc. (a).......      7,596       117,586
Foundation Coal Holdings,
  Inc. ........................      4,182       219,555
GeoMet, Inc. (a)...............      1,971        10,249
Goodrich Petroleum Corp. (a)...      2,026        45,828
Gulfport Energy Corp. (a)......      2,120        38,711
Holly Corp. ...................      4,339       220,812
International Coal Group, Inc.
  (a)..........................     11,396        61,083
Kinder Morgan Management
  LLC(a).......................      5,637       298,423
Legacy Reserves LP.............      1,330        27,411
Magellan Midstream Holdings
  LP...........................      1,963        52,608
Mariner Energy, Inc. (a).......      7,264       166,200
Markwest Hydrocarbon, Inc. ....        610        38,216
Massey Energy Co. .............      7,372       263,549
McMoRan Exploration Co. (a)....      4,433        58,028
NuStar GP Holdings LLC.........      3,492        99,697
Pacific Ethanol, Inc. (a)......      3,076        25,254

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Parallel Petroleum Corp. (a)...      3,503   $    61,758
Penn Virginia Corp. ...........      3,585       156,414
Petrohawk Energy Corp. (a).....     15,459       267,595
Petroleum Development Corp.
  (a)..........................      1,413        83,551
Plains Exploration & Production
  Co. (a)......................     10,294       555,876
Quicksilver Resources, Inc.
  (a)..........................      5,034       299,976
Regency Energy Partners LP.....      2,868        95,705
Rentech, Inc. (a)..............     14,325        25,928
Rosetta Resources, Inc. (a)....      4,898        97,127
SemGroup Energy Partners LP....      1,160        33,443
St. Mary Land & Exploration
  Co. .........................      5,724       221,004
Targa Resources Partners LP....      2,964        87,794
Teekay Offshore Partners LP....        818        20,687
Uranium Resources Inc. (a).....      5,168        64,497
US BioEnergy Corp. (a).........      3,845        45,025
Venoco, Inc. (a)...............      1,789        35,655
VeraSun Energy Corp. (a).......      4,831        73,818
W&T Offshore, Inc. ............      2,622        78,555
Warren Resources, Inc. (a).....      5,708        80,654
Western Refining, Inc. ........      2,732        66,142
World Fuel Services Corp. .....      2,747        79,745
                                             -----------
                                               7,624,495
                                             -----------
PERSONAL PRODUCTS -- 1.0%
Alberto Culver Co. ............      8,161       200,271
Bare Escentuals, Inc. (a)......      4,178       101,317
Chattem, Inc. (a)..............      1,458       110,137
Elizabeth Arden, Inc. (a)......      2,580        52,503
Herbalife, Ltd. ...............      4,800       193,344
Mannatech, Inc. ...............      1,347         8,513
NBTY, Inc. (a).................      5,455       149,467
Prestige Brands Holdings, Inc.
  (a)..........................      3,130        23,412
USANA Health Sciences, Inc.
  (a)..........................        760        28,181
                                             -----------
                                                 867,145
                                             -----------
PHARMACEUTICALS -- 1.5%
Adams Respiratory Therapeutics,
  Inc. (a).....................      3,004       179,459
Akorn, Inc. (a)................      5,174        37,977
Auxilium Pharmaceuticals, Inc.
  (a)..........................      2,778        83,312
BioForm Medical, Inc. (a)......        941         6,427
Jazz Pharmaceuticals, Inc.
  (a)..........................      1,030        15,141
Medicis Pharmaceutical Corp.
  (Class A)....................      5,054       131,253
MGI Pharma, Inc. (a)...........      7,289       295,423
Noven Pharmaceuticals, Inc.
  (a)..........................      2,311        32,077
Par Pharmaceutical Cos., Inc.
  (a)..........................      3,017        72,408
Salix Pharmaceuticals, Ltd.
  (a)..........................      4,248        33,474
Sciele Pharma, Inc. (a)........      3,060        62,577
Sucampo Pharmaceuticals, Inc.
  (a)..........................        362         6,639
The Medicines Co. (a)..........      4,857        93,060
Valeant Pharmaceuticals
  International (a)............      7,661        91,702
Viropharma, Inc. (a)...........      6,593        52,349
Xenoport, Inc. (a).............      2,058       115,001
                                             -----------
                                               1,308,279
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
Alexander's, Inc. (a)..........        179        63,232
Anworth Mortgage Asset Corp. ..      5,319        43,935
BioMed Realty Trust, Inc. .....      5,969       138,302
Corporate Office Properties
  Trust........................      4,521       142,411
Digital Realty Trust, Inc. ....      5,290       202,977
First Potomac Realty Trust.....      2,144        37,070
Maguire Properties, Inc. ......      3,474       102,379
Taubman Centers, Inc. .........      4,774       234,833
                                             -----------
                                                 965,139
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT-- 0.6%
Jones Lang LaSalle, Inc. ......      3,371       239,881
Meruelo Maddux Properties, Inc.
  (a)..........................      4,194        16,776
The St. Joe Co. ...............      6,834       242,675
                                             -----------
                                                 499,332
                                             -----------
ROAD & RAIL -- 0.6%
Genesee & Wyoming, Inc. (Class
  A) (a).......................      2,825        68,280
Heartland Express, Inc. .......      5,714        81,024
Knight Transportation, Inc. ...      5,354        79,293
Landstar Systems, Inc. ........      4,935       208,010
Old Dominion Freight Line, Inc.
  (a)..........................      2,652        61,288
                                             -----------
                                                 497,895
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 5.7%
Advanced Analogic Technologies,
  Inc. (a).....................      3,884        43,812
Advanced Energy Industries,
  Inc. (a).....................      3,140        41,071
AMIS Holdings, Inc. (a)........      5,769        57,805
Amkor Technology, Inc. (a).....     10,282        87,705
Anadigics, Inc. (a)............      5,557        64,294
Applied Micro Circuits
  Corp(a)......................      6,657        58,182
Atheros Communications, Inc.
  (a)..........................      5,078       155,082
Atmel Corp. (a)................     37,877       163,629
ATMI, Inc. (a).................      3,205       103,361
Axcelis Technologies, Inc.
  (a)..........................     10,060        46,276
Brooks Automation, Inc. (a)....      6,497        85,825
Cabot Microelectronics Corp.
  (a)..........................      2,233        80,187
Cavium Networks, Inc. (a)......      1,934        44,521
Cirrus Logic, Inc. (a).........      7,652        40,403
Cohu, Inc. ....................      2,082        31,855
Conexant Systems, Inc. (a).....     46,269        38,403
Cree, Inc. (a).................      7,060       193,938
Cymer, Inc. (a)................      2,707       105,383
Cypress Semiconductor Corp.
  (a)..........................     13,957       502,871
Diodes, Inc. (a)...............      2,875        86,451
DSP Group, Inc. (a)............      2,599        31,708
Exar Corp. (a).................      4,170        33,235
FEI Co. (a)....................      3,293        81,765
Formfactor, Inc. (a)...........      4,439       146,931
Genesis Microchip, Inc. (a)....      3,189        27,330
Hittite Microwave Corp. (a)....      1,467        70,064
Integrated Device Technology,
  Inc. (a).....................     17,432       197,156
Kulicke & Soffa Industries,
  Inc. (a).....................      5,121        35,130
Lattice Semiconductor Corp.
  (a)..........................     11,420        37,115
Mattson Technology, Inc. (a)...      4,666        39,941
Micrel, Inc. ..................      5,093        43,036
Microsemi Corp. (a)............      6,292       139,305
MKS Instruments, Inc. (a)......      4,580        87,661
Monolithic Power Systems, Inc.
  (a)..........................      2,166        46,504
Netlogic Microsystems, Inc.
  (a)..........................      1,633        52,583
OmniVision Technologies, Inc.
  (a)..........................      5,112        80,003
ON Semiconductor Corp. (a).....     27,569       244,813
PDF Solutions, Inc. (a)........      2,075        18,696
PMC-Sierra, Inc. (a)...........     20,493       134,024
Rambus, Inc. (a)...............      9,240       193,486
RF Micro Devices, Inc. (a).....     24,749       141,317

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Semtech Corp. (a)..............      6,134   $    95,200
Sigma Designs, Inc. (a)........      2,576       142,195
Silicon Image, Inc. (a)........      7,784        35,184
Silicon Laboratories, Inc.
  (a)..........................      4,993       186,888
Silicon Storage Technology,
  Inc. (a).....................      8,084        24,171
Sirf Technology Holdings, Inc.
  (a)..........................      4,943       124,218
Skyworks Solutions, Inc. (a)...     15,107       128,409
Spansion, Inc. (a).............      7,746        30,442
Tessera Technologies, Inc.
  (a)..........................      4,239       176,342
Trident Microsystems, Inc.
  (a)..........................      5,050        33,128
Ultratech, Inc. (a)............      1,942        22,022
Zoran Corp. (a)................      4,451       100,192
                                             -----------
                                               5,011,248
                                             -----------
SOFTWARE -- 5.0%
ACI Worldwide, Inc. (a)........      3,575        68,068
Advent Software, Inc. (a)......      1,671        90,401
Ansoft Corp. (a)...............      1,297        33,527
Ansys, Inc. (a)................      7,126       295,444
Aspen Technology, Inc. (a).....      5,518        89,502
Blackbaud, Inc. ...............      3,905       109,496
Blackboard, Inc. (a)...........      2,360        94,990
BladeLogic, Inc. (a)...........        446        13,188
Commvault Systems, Inc. (a)....      2,980        63,116
Concur Technologies, Inc. (a)..      3,991       144,514
Deltek, Inc. (a)...............        867        13,204
Epicor Software Corp. (a)......      4,973        58,582
eSpeed, Inc. (a)...............      2,580        29,154
Factset Research Systems,
  Inc. ........................      4,126       229,818
Fair Isaac Corp. ..............      4,518       145,254
FalconStor Software, Inc. (a)..      2,648        29,817
i2 Technologies, Inc. (a)......      1,232        15,523
Informatica Corp. (a)..........      7,855       141,547
Jack Henry & Associates,
  Inc. ........................      7,527       183,207
JDA Software Group, Inc. (a)...      2,728        55,815
Lawson Software, Inc. (a)......     12,294       125,891
Macrovision Corp. (a)..........      4,764        87,324
Magma Design Automation, Inc.
  (a)..........................      3,694        45,104
Manhattan Associates, Inc.
  (a)..........................      2,430        64,055
Mentor Graphics Corp. (a)......      8,190        88,288
MICROS Systems, Inc. (a).......      3,856       270,537
MicroStrategy, Inc. (a)........        890        84,639
Midway Games, Inc. (a).........      1,006         2,777
Monotype Imaging Holdings, Inc.
  (a)..........................        988        14,988
Nuance Communications, Inc.
  (a)..........................     13,964       260,848
Parametric Technology Corp.
  (a)..........................     10,383       185,337
Progress Software Corp. (a)....      3,759       126,603
Quality Systems, Inc. .........      1,603        48,876
Quest Software, Inc. (a).......      5,301        97,750
Solera Holdings, Inc. (a)......      5,126       127,022
Sonic Solutions, Inc. (a)......      2,311        24,011
SPSS, Inc. (a).................      1,850        66,434
SuccessFactors, Inc. (a).......        790         9,338
Synchronoss Technologies, Inc.
  (a)..........................      1,839        65,174
Take-Two Interactive Software,
  Inc. (a).....................      6,832       126,050
Taleo Corp. (a)................      1,428        42,526
THQ, Inc. (a)..................      6,313       177,964
TIBCO Software, Inc. (a).......     17,272       139,385
Tyler Technologies, Inc. (a)...      3,637        46,881
Ultimate Software Group, Inc.
  (a)..........................      2,360        74,269
Vasco Data Security
  International(a).............      2,482        69,297
Wind River Systems, Inc. (a)...      7,769        69,376
                                             -----------
                                               4,444,911
                                             -----------
SPECIALTY RETAIL -- 2.5%
Aaron Rents, Inc. (Class B)....      4,617        88,831
AC Moore Arts & Crafts, Inc.
  (a)..........................      1,820        25,025
Aeropostale, Inc. (a)..........      7,327       194,166
AnnTaylor Stores Corp. (a).....      5,637       144,082
Bebe Stores, Inc. .............      2,790        35,879
Big 5 Sporting Goods Corp. ....      1,885        27,182
Blockbuster, Inc. (Class A)
  (a)..........................     17,287        67,419
Build-A-Bear Workshop, Inc.
  (a)..........................      1,366        19,056
Cabela's, Inc. (a).............      4,045        60,958
Charlotte Russe Holding, Inc.
  (a)..........................      2,013        32,510
Charming Shoppes, Inc. (a).....     10,802        58,439
Christopher & Banks Corp. .....      3,340        38,243
Coldwater Creek, Inc. (a)......      5,459        36,521
Conn's, Inc. (a)...............      1,072        18,342
Dick's Sporting Goods, Inc.
  (a)..........................      7,712       214,085
Dress Barn, Inc. (a)...........      4,357        54,506
DSW, Inc. (Class A) (a)........      1,316        24,688
Genesco, Inc. (a)..............      2,151        81,308
Gymboree Corp. (a).............      2,989        91,045
Hibbett Sports, Inc. (a).......      2,864        57,223
Hot Topic, Inc. (a)............      3,917        22,797
J. Crew Group, Inc. (a)........      4,087       197,034
Jos. A. Bank Clothiers, Inc.
  (a)..........................      1,606        45,691
Mens Wearhouse, Inc. ..........      4,414       119,090
New York & Co., Inc. (a).......      2,353        15,012
Pacific Sunwear of California,
  Inc. (a).....................      6,630        93,549
Select Comfort Corp. (a).......      4,516        31,657
Stein Mart, Inc. ..............      2,441        11,570
The Children's Place Retail
  Stores, Inc. (a).............      2,155        55,879
The Finish Line, Inc. (Class
  A)...........................      3,731         9,029
Tractor Supply Co. (a).........      3,214       115,511
Tween Brands, Inc. (a).........      2,209        58,494
Ulta Salon Cosmetics &
  Fragrance, Inc. (a)..........        777        13,326
West Marine, Inc. (a)..........      1,235        11,090
Zumiez, Inc. (a)...............      1,708        41,607
                                             -----------
                                               2,210,844
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
American Apparel, Inc. (a).....      1,696        25,440
Carter's, Inc. (a).............      4,877        94,370
Deckers Outdoor Corp. (a)......      1,172       181,730
Fossil, Inc. (a)...............      4,571       191,891
Heelys, Inc. (a)...............        922         6,417
Iconix Brand Group, Inc. (a)...      5,050        99,283
K-Swiss, Inc. (Class A)........      2,362        42,752
Maidenform Brands, Inc. (a)....      1,366        18,482
Quiksilver, Inc. (a)...........     12,052       103,406
Steven Madden, Ltd. (a)........      1,890        37,800
The Timberland Co. (Class A)
  (a)..........................      4,858        87,833
Under Armour, Inc. (Class A)
  (a)..........................      2,816       122,975
Volcom, Inc. (a)...............      1,353        29,807
Warnaco Group, Inc. (a)........      4,133       143,828
                                             -----------
                                               1,186,014
                                             -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
THRIFTS & MORTGAGE FINANCE -- 0.2%
Franklin Bank Corp. (a)........      2,069   $     8,917
KNBT Bancorp, Inc. ............      2,358        36,360
NewAlliance Bancshares, Inc. ..     10,196       117,458
Ocwen Financial Corp. (a)......      3,219        17,833
Oritani Financial Corp. (a)....      1,070        13,161
Roma Financial Corp. ..........        918        14,404
                                             -----------
                                                 208,133
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
Beacon Roofing Supply, Inc.
  (a)..........................      3,917        32,981
H&E Equipment Services, Inc.
  (a)..........................      1,380        26,054
Interline Brands, Inc. (a).....      2,872        62,926
MSC Industrial Direct Co., Inc.
  (Class A)....................      4,329       175,195
Rush Enterprises, Inc. (a).....      3,254        59,158
Wesco International, Inc. (a)..      4,202       166,567
                                             -----------
                                                 522,881
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Centennial Communications Corp.
  (a)..........................      5,931        55,099
FiberTower Corp. (a)...........      8,211        18,721
ICO Global Communications
  Holdings, Ltd. (a)...........      9,705        30,862
iPCS, Inc. ....................      1,113        40,057
Rural Cellular Corp. (a).......        994        43,825
SBA Communications Corp. (a)...      9,043       306,015
Syniverse Holdings, Inc. (a)...      2,528        39,386
TerreStar Corp. (a)............      5,658        41,021
Virgin Mobile USA, Inc. (Class
  A) (a).......................      2,573        22,874
                                             -----------
                                                 597,860
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $94,914,072)...........               88,334,890
                                             -----------
WARRANTS -- 0.0%
COMMUNICATIONS EQUIPMENT -- 0.0%
Pegasus Wireless Corp. (a)
  (Cost $0)....................        569             0
                                             -----------
SHORT TERM INVESTMENTS -- 1.9%
MONEY MARKET FUND -- 1.9%
STIC Prime Portfolio
  (Cost $1,674,837)............  1,674,837     1,674,837
                                             -----------
TOTAL INVESTMENTS -- 101.8%
  (Cost $96,588,909)...........               90,009,727
                                             -----------
OTHER ASSETS AND
  LIABILITIES -- (1.8)%........               (1,549,062)
                                             -----------
NET ASSETS -- 100.0%...........              $88,460,665
                                             ===========




(a)    Non-income producing security
   (b) Amount shown represents less than 0.05% of net assets.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.2%
Cubic Corp. ...................      1,745   $    68,404
Curtiss-Wright Corp. ..........      4,882       245,076
DRS Technologies, Inc. ........      4,547       246,766
Esterline Technologies Corp.
  (a)..........................      3,261       168,757
GenCorp, Inc. (a)..............      5,861        68,339
Heico Corp. ...................      2,325        99,045
Ladish Co., Inc. (a)...........      1,602        69,190
Triumph Group, Inc. ...........      1,883       155,065
                                             -----------
                                               1,120,642
                                             -----------
AIR FREIGHT & LOGISTICS -- 0.2%
Atlas Air Worldwide Holdings,
  Inc. (a).....................      1,700        92,174
Pacer International, Inc. .....      3,800        55,480
                                             -----------
                                                 147,654
                                             -----------
AIRLINES -- 0.1%
Alaska Air Group, Inc. (a).....      4,473       111,870
                                             -----------
AUTO COMPONENTS -- 0.9%
Aftermarket Technology Corp.
  (a)..........................      2,400        65,424
American Axle & Manufacturing
  Holdings, Inc. ..............      4,954        92,243
ArvinMeritor, Inc. ............      7,961        93,383
Cooper Tire & Rubber Co. ......      6,725       111,501
Lear Corp. (a).................      7,087       196,026
Modine Manufacturing Co. ......      3,276        54,087
Sauer-Danfoss, Inc. ...........      1,198        30,010
Superior Industries
  International, Inc. .........      2,357        42,827
TRW Automotive Holdings Corp.
  (a)..........................      5,855       122,369
Visteon Corp. (a)..............     14,082        61,820
                                             -----------
                                                 869,690
                                             -----------
AUTOMOBILES -- 0.0% (B)
Monaco Coach Corp. ............      2,978        26,445
                                             -----------
BEVERAGES -- 0.2%
PepsiAmericas, Inc. ...........      7,099       236,539
                                             -----------
BIOTECHNOLOGY -- 0.1%
Cougar Biotechnology, Inc.
  (a)..........................      1,600        52,320
Incyte, Inc. (a)...............      8,358        83,998
                                             -----------
                                                 136,318
                                             -----------
BUILDING PRODUCTS -- 0.9%
American Woodmark Corp. .......      1,094        19,889
Ameron International Corp. ....        913        84,133
Apogee Enterprises, Inc. ......      3,163        54,119
Armstrong World Industries,
  Inc. (a).....................      1,954        78,375
Gibraltar Industries, Inc. ....      3,016        46,507
Lennox International, Inc. ....      6,627       274,490
NCI Building Systems, Inc.
  (a)..........................      2,199        63,309
Owens Corning, Inc. (a)........      9,730       196,741
Universal Forest Products,
  Inc. ........................      2,109        62,131
                                             -----------
                                                 879,694
                                             -----------
CAPITAL MARKETS -- 2.6%
Cohen & Steers, Inc. ..........      1,800        53,946
FBR Capital Markets Corp. (a)..      3,435        32,907
FCStone Group, Inc. (a)........      2,000        92,060
GAMCO Investors, Inc. .........        732        50,654
Investment Technology Group,
  Inc. (a).....................      4,937       234,952
Jefferies Group, Inc. .........     11,838       272,866
Knight Capital Group, Inc.
  (a)..........................     11,044       159,034
LaBranche & Co., Inc. (a)......      6,226        31,379
Lazard, Ltd. ..................      5,699       231,835
MF Global, Ltd. (a)............     10,743       338,082
Piper Jaffray Cos., Inc. (a)...      2,038        94,400
Raymond James Financial,
  Inc. ........................     10,516       343,453
Stifel Financial Corp. (a).....      1,300        68,341
SWS Group, Inc. ...............      3,000        38,010
Thomas Weisel Partners Group,
  Inc. (a).....................      2,585        35,492
W.P. Carey & Co. LLC...........      3,100       102,920
W.P. Stewart & Co., Ltd. ......      2,469        12,617
Waddell & Reed Financial, Inc.
  (Class A)....................      9,219       332,714
                                             -----------
                                               2,525,662
                                             -----------
CHEMICALS -- 5.3%
A. Schulman, Inc. .............      2,742        59,090
Airgas, Inc. ..................      7,755       404,113
Albemarle Corp. ...............      8,461       349,016
Arch Chemicals, Inc. ..........      2,672        98,196
Cabot Corp. ...................      6,721       224,078
CF Industries Holdings, Inc. ..      5,461       601,038
Chemtura Corp. ................     26,326       205,343
Cytec Industries, Inc. ........      4,611       283,945
Ferro Corp. ...................      4,722        97,887
FMC Corp. .....................      8,014       437,164
Georgia Gulf Corp. ............      3,380        22,376
H.B. Fuller Co. ...............      6,653       149,360
Hercules, Inc. ................     12,749       246,693
Koppers Holdings, Inc. ........      1,700        73,508
Kronos Worldwide, Inc. ........        375         6,544
Minerals Technologies, Inc. ...      2,128       142,470
NewMarket Corp. ...............      1,553        86,486
NL Industries, Inc. ...........        831         9,498
Olin Corp. ....................      7,171       138,615
OM Group, Inc. (a).............      3,366       193,680
RPM International, Inc. .......     13,267       269,320
Sensient Technologies Corp. ...      5,214       147,452
Spartech Corp. ................      3,492        49,237
Terra Nitrogen Co. LP..........        795       118,876
The Scotts Miracle-Gro Co.
  (Class A)....................      4,676       174,976
Tronox, Inc. ..................      4,551        40,504
Valhi, Inc. ...................      1,289        20,547
Valspar Corp. .................     10,328       232,793
W.R. Grace & Co. (a)...........      6,393       167,369
Westlake Chemical Corp. .......      2,144        40,714
                                             -----------
                                               5,090,888
                                             -----------
COMMERCIAL BANKS -- 8.4%
1st Source Corp. ..............      1,488        25,757
Alabama National Bancorp.......      2,102       163,557
AMCORE Financial, Inc. ........      2,279        51,733
Bancfirst Corp. ...............        828        35,480
BancorpSouth, Inc. ............      8,460       199,741
Bank of Hawaii Corp. ..........      5,487       280,605
Banner Corp. ..................      1,595        45,824
BOK Financial Corp. ...........      2,448       126,562
Capital City Bank Group,
  Inc. ........................      1,369        38,633
Capitol Bancorp, Ltd. .........      1,773        35,673
Cathay General Bancorp.........      5,500       145,695
Centennial Bank Holdings, Inc.
  (a)..........................      6,000        34,680
Central Pacific Financial
  Corp. .......................      3,307        61,047

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Chemical Financial Corp. ......      2,434   $    57,905
Chittenden Corp. ..............      5,161       183,835
Citizens Republic Bancorp,
  Inc. ........................      8,386       121,681
City Bank......................      1,610        36,096
City Holding Co. ..............      1,826        61,792
Columbia Banking System,
  Inc. ........................      1,943        57,765
Community Bank System, Inc. ...      3,309        65,750
Community Trust Bancorp,
  Inc. ........................      1,468        40,414
Cullen/Frost Bankers, Inc. ....      6,420       325,237
CVB Financial Corp. ...........      7,362        76,123
F N B Corp. ...................      6,639        97,593
First Bancorp- North Carolina..      1,563        29,525
First BanCorp- Puerto Rico.....      8,498        61,950
First Charter Corp. ...........      3,829       114,334
First Citizens Bancshares, Inc.
  (Class A)....................        650        94,802
First Commonwealth Financial
  Corp. .......................      7,340        78,171
First Community Bancorp,
  Inc. ........................      2,989       123,266
First Financial Bancorp........      4,114        46,900
First Financial Bankshares,
  Inc. ........................      1,932        72,740
First Financial Corp. .........      1,106        31,344
First Indiana Corp. ...........      1,309        41,888
First Merchants Corp. .........      2,025        44,226
First Midwest Bancorp, Inc. ...      5,368       164,261
First State Bancorp............      2,221        30,872
FirstMerit Corp. ..............      8,226       164,602
Frontier Financial Corp. ......      4,858        90,213
Fulton Financial Corp. ........     18,985       213,012
Glacier Bancorp, Inc. .........      5,784       108,392
Great Southern Bancorp, Inc. ..      1,077        23,651
Hancock Holding Co. ...........      2,971       113,492
Harleysville National Corp. ...      3,709        54,040
IBERIABANK Corp. ..............      1,355        63,346
Independent Bank Corp.-
  Massachusetts................      1,543        42,000
Independent Bank Corp.-
  Michigan.....................      2,308        21,926
Integra Bank Corp. ............      2,299        32,439
International Bancshares
  Corp. .......................      5,997       125,577
Irwin Financial Corp. .........      2,641        19,411
MB Financial, Inc. ............      3,888       119,867
Midwest Banc Holdings, Inc. ...      2,605        32,354
National Penn Bancshares,
  Inc. ........................      4,941        74,807
NBT Bancorp, Inc. .............      3,708        84,617
Northfield Bancorp, Inc. (a)...      2,200        23,804
Old National Bancorp...........      7,307       109,313
Old Second Bancorp, Inc. ......      1,300        34,827
Omega Financial Corp. .........      1,290        37,745
Oriental Financial Group.......      2,482        33,284
Pacific Capital Bancorp........      5,216       104,998
Park National Corp. ...........      1,309        84,430
Prosperity Bancshares, Inc. ...      4,800       141,072
Provident Bankshares Corp. ....      3,533        75,571
Republic Bancorp, Inc.-
  Kentucky.....................      1,111        18,365
S&T Bancorp, Inc. .............      2,662        73,578
S.Y. Bancorp, Inc. ............      1,357        32,487
Sandy Spring Bancorp, Inc. ....      1,757        48,880
Santander Bancorp..............        551         4,772
Seacoast Banking Corp. of
  Florida......................      1,628        16,736
Simmons First National Corp. ..      1,464        38,796
South Financial Group, Inc. ...      8,002       125,071
Sterling Bancorp...............      2,020        27,553
Sterling Bancshares, Inc. .....      8,081        90,184
Sterling Financial
  Corp. -- Pennsylvania........      3,045        49,999
Sterling Financial
  Corp. -- Washington..........      5,600        94,024
Suffolk Bancorp................      1,105        33,935
Sun Bancorp, Inc. (a)..........      2,051        32,365
Susquehanna Bancshares, Inc. ..      9,784       180,417
SVB Financial Group (a)........      3,685       185,724
Tompkins Trustco, Inc. ........        806        31,273
TowneBank......................      2,600        41,860
Trico Bancshares...............      1,606        30,996
Trustmark Corp. ...............      5,567       141,179
UMB Financial Corp. ...........      3,481       133,531
Umpqua Holdings Corp. .........      6,553       100,523
United Bankshares, Inc. .......      4,741       132,843
USB Holding Co., Inc. .........      1,378        27,284
W Holding Co., Inc. ...........     14,100        17,061
Washington Trust Bancorp,
  Inc. ........................      1,277        32,219
Webster Financial Corp. .......      5,955       190,381
WesBanco, Inc. ................      2,610        53,766
West Coast Bancorp.............      1,671        30,913
Westamerica Bancorp............      3,233       144,030
Whitney Holding Corp. .........      7,404       193,615
Wilmington Trust Corp. ........      7,511       264,387
Wintrust Financial Corp. ......      2,600        86,138
                                             -----------
                                               8,037,132
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.4%
ABM Industries, Inc. ..........      4,876        99,422
Bowne & Co., Inc. .............      2,957        52,043
CDI Corp. .....................      1,480        35,905
Consolidated Graphics, Inc.
  (a)..........................      1,383        66,135
Courier Corp. .................      1,188        39,216
Deluxe Corp. ..................      5,671       186,519
Duff & Phelps Corp. (Class A)
  (a)..........................        900        17,712
Ennis, Inc. ...................      2,757        49,626
G & K Services, Inc. (Class
  A)...........................      2,345        87,984
Heidrick & Struggles
  International, Inc. .........      1,952        72,439
Herman Miller, Inc. ...........      6,700       217,013
HNI Corp. .....................      4,100       143,746
IKON Office Solutions, Inc. ...     11,708       152,438
Kelly Services, Inc. (Class
  A)...........................      2,699        50,363
Kimball International, Inc.
  (Class B)....................      2,782        38,113
McGrath Rentcorp...............      2,502        64,426
PHH Corp. (a)..................      5,840       103,018
School Specialty, Inc. (a).....      2,056        71,035
The Brink's Co. ...............      4,497       268,651
United Stationers, Inc. (a)....      2,770       128,002
Viad Corp. ....................      2,128        67,202
Volt Information Sciences, Inc.
  (a)..........................      1,600        29,216
Watson Wyatt Worldwide, Inc.
  (Class A)....................      4,672       216,828
                                             -----------
                                               2,257,052
                                             -----------
COMMUNICATIONS EQUIPMENT -- 0.6%
3Com Corp. (a).................     43,212       195,318
Bel Fuse, Inc. (Class B).......      1,195        34,978
Black Box Corp. ...............      1,931        69,844
Dycom Industries, Inc. (a).....      4,480       119,392
Mastec, Inc. (a)...............      5,168        52,559
Sycamore Networks, Inc. (a)....     20,617        79,169
                                             -----------
                                                 551,260
                                             -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMPUTERS & PERIPHERALS -- 0.6%
Adaptec, Inc. (a)..............     11,301   $    38,197
Electronics for Imaging, Inc.
  (a)..........................      6,289       141,377
Emulex Corp. (a)...............      9,142       149,198
Hutchinson Technology, Inc.
  (a)..........................      2,845        74,880
Imation Corp. .................      3,802        79,842
Quantum Corp. (a)..............     21,875        58,844
                                             -----------
                                                 542,338
                                             -----------
CONSTRUCTION & ENGINEERING -- 1.4%
EMCOR Group, Inc. (a)..........      6,997       165,339
Granite Construction, Inc. ....      3,775       136,580
Insituform Technologies, Inc.
  (a)..........................      3,008        44,518
The Shaw Group, Inc. (a).......      8,371       505,943
URS Corp. (a)..................      8,796       477,887
                                             -----------
                                               1,330,267
                                             -----------
CONSTRUCTION MATERIALS -- 0.2%
Texas Industries, Inc. ........      3,012       211,141
                                             -----------
CONSUMER FINANCE 0.3%
Advance America Cash
  Advance            Centers,
  Inc. ........................      6,800        69,088
Advanta Corp. (Class B)........      4,162        33,587
AmeriCredit Corp. (a)..........     12,500       159,875
                                             -----------
                                                 262,550
                                             -----------
CONTAINERS & PACKAGING -- 1.0%
Aptargroup, Inc. ..............      7,019       287,147
Packaging Corp. of America.....     10,252       289,107
Rock-Tenn Co. .................      4,037       102,580
Smurfit-Stone Container Corp.
  (a)..........................     27,827       293,853
                                             -----------
                                                 972,687
                                             -----------
DISTRIBUTORS -- 0.0% (B)
Audiovox Corp. (Class A) (a)...      2,029        25,159
Building Material Holding
  Corp. .......................      3,126        17,287
                                             -----------
                                                  42,446
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 0.7%
Regis Corp. ...................      4,833       135,131
Service Corp. International....     31,671       444,977
Stewart Enterprises, Inc.
  (Class A)....................     10,482        93,290
                                             -----------
                                                 673,398
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Financial Federal Corp. .......      2,839        63,282
Interactive Brokers Group, Inc.
  (Class A) (a)................      4,400       142,208
KKR Financial Holdings LLC.....     12,642       177,620
MSCI, Inc. (Class A) (a).......      1,500        57,600
Pico Holdings, Inc. (a)........      1,800        60,516
Resource America, Inc. ........      1,666        24,440
                                             -----------
                                                 525,666
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
Alaska Communications Systems
  Group, Inc. .................      4,700        70,500
Consolidated Communications
  Holdings, Inc. ..............      2,236        44,496
Fairpoint Communications,
  Inc. ........................      3,040        39,581
IDT Corp. (Class B)............      6,577        55,575
Iowa Telecommunications
  Services, Inc. ..............      3,430        55,772
North Pittsburgh Systems,
  Inc. ........................      1,472        33,400
SureWest Communications........      1,472        25,171
                                             -----------
                                                 324,495
                                             -----------
ELECTRIC UTILITIES -- 2.6%
ALLETE, Inc. ..................      2,762       109,320
Cleco Corp. ...................      6,543       181,895
El Paso Electric Co. (a).......      5,046       129,026
Empire District Electric Co. ..      3,682        83,876
Great Plains Energy, Inc. .....      9,455       277,221
Hawaiian Electric Industries,
  Inc. ........................      8,933       203,404
IDACORP, Inc. .................      4,983       175,501
MGE Energy, Inc. ..............      2,406        85,341
Otter Tail Corp. ..............      2,853        98,714
Portland General Electric
  Co. .........................      6,812       189,237
Sierra Pacific Resources.......     24,371       413,820
UIL Holdings Corp. ............      2,508        92,671
Unisource Energy Corp. ........      3,844       121,278
Westar Energy, Inc. ...........     11,026       286,015
                                             -----------
                                               2,447,319
                                             -----------
ELECTRICAL EQUIPMENT -- 2.0%
A.O. Smith Corp. ..............      2,260        79,213
Baldor Electric Co. ...........      4,592       154,567
Belden CDT, Inc. ..............      4,966       220,987
Brady Corp. ...................      5,258       184,503
Genlyte Group, Inc. (a)........      2,780       264,656
GrafTech International, Ltd.
  (a)..........................     11,383       202,048
Polypore International, Inc.
  (a)..........................      1,630        28,525
Regal-Beloit Corp. ............      3,520       158,224
Superior Essex, Inc. (a).......      2,276        54,624
Thomas & Betts Corp. (a).......      6,478       317,681
Woodward Governor Co. .........      3,278       222,740
                                             -----------
                                               1,887,768
                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
Agilysys, Inc. ................      2,911        44,014
Anixter International, Inc.
  (a)..........................      3,523       219,377
AVX Corp. .....................      5,605        75,219
Checkpoint Systems, Inc. (a)...      4,341       112,779
Electro Scientific Industries,
  Inc. (a).....................      2,831        56,195
KEMET Corp. (a)................      9,295        61,626
Littelfuse, Inc. (a)...........      2,476        81,609
Methode Electronics, Inc.
  (Class A)....................      4,081        67,092
Newport Corp. (a)..............      3,844        49,165
Park Electrochemical Corp. ....      1,981        55,944
Plexus Corp. (a)...............      5,111       134,215
SYNNEX Corp. (a)...............      1,789        35,064
Tech Data Corp. (a)............      6,064       228,734
Technitrol, Inc. ..............      4,414       126,152
Vishay Intertechnology, Inc.
  (a)..........................     18,693       213,287
                                             -----------
                                               1,560,472
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 1.6%
Bristow Group, Inc. (a)........      2,494       141,285
Exterran Holdings, Inc. (a)....      7,282       595,668
Gulfmark Offshore, Inc. (a)....      2,246       105,090
Lufkin Industries, Inc. .......      1,638        93,841
SEACOR Holdings, Inc. (a)......      2,599       241,031

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Superior Offshore
  International, Inc. (a)......      1,500   $     7,530
Tidewater, Inc. ...............      6,163       338,102
                                             -----------
                                               1,522,547
                                             -----------
FOOD & STAPLES RETAILING -- 1.2%
BJ'S Wholesale Club, Inc. (a)..      7,100       240,193
Casey's General Stores, Inc. ..      5,542       164,099
Great Atlantic & Pacific Tea
  Co. (a)......................      2,432        76,195
Ingles Markets, Inc. ..........      1,360        34,530
Longs Drug Stores Corp. .......      3,578       168,166
Nash Finch Co. ................      1,472        51,932
Performance Food Group Co.
  (a)..........................      3,600        96,732
Ruddick Corp. .................      3,869       134,138
Weis Markets, Inc. ............      1,190        47,529
Winn-Dixie Stores, Inc. (a)....      6,000       101,220
                                             -----------
                                               1,114,734
                                             -----------
FOOD PRODUCTS -- 2.1%
Alico, Inc. ...................        407        14,855
Chiquita Brands International,
  Inc. (a).....................      4,629        85,127
Corn Products International,
  Inc. ........................      8,165       300,064
Del Monte Foods Co. ...........     21,786       206,096
Farmer Brothers Co. ...........        743        17,082
Fresh Del Monte Produce, Inc.
  (a)..........................      4,887       164,105
Hain Celestial Group, Inc.
  (a)..........................      4,360       139,520
Lancaster Colony Corp. ........      2,342        92,977
Lance, Inc. ...................      3,427        69,979
Pilgrim's Pride Corp. .........      4,517       130,767
Ralcorp Holdings, Inc. (a).....      2,843       172,826
Reddy Ice Holdings, Inc. ......      2,374        60,086
Sanderson Farms, Inc. .........      1,938        65,466
The J.M. Smucker Co. ..........      6,316       324,895
Tootsie Roll Industries,
  Inc. ........................      2,716        74,473
TreeHouse Foods, Inc. (a)......      3,413        78,465
                                             -----------
                                               1,996,783
                                             -----------
GAS UTILITIES -- 3.8%
AGL Resources, Inc. ...........      8,599       323,666
Amerigas Partners LP...........      3,500       126,140
Atmos Energy Corp. ............      9,758       273,614
Energen Corp. .................      7,206       462,841
Ferrellgas Partners LP.........      4,372        95,791
Laclede Group, Inc. ...........      2,217        75,910
National Fuel Gas Co. .........      7,752       361,863
New Jersey Resources Corp. ....      3,047       152,411
Nicor, Inc. ...................      4,924       208,531
Northwest Natural Gas Co. .....      2,974       144,715
Piedmont Natural Gas Co.,
  Inc. ........................      7,751       202,766
South Jersey Industries,
  Inc. ........................      3,221       116,246
Southern Union Co. ............     11,036       324,017
Southwest Gas Corp. ...........      4,610       137,240
Suburban Propane Partners LP...      3,558       144,384
UGI Corp. .....................     11,510       313,648
WGL Holdings, Inc. ............      5,440       178,214
                                             -----------
                                               3,641,997
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
Advanced Medical Optics, Inc.
  (a)..........................      6,532       160,230
Analogic Corp. ................      1,503       101,783
CONMED Corp. (a)...............      3,100        71,641
Datascope Corp. ...............      1,444        52,562
Invacare Corp. ................      3,492        87,998
Orthofix International NV (a)..      1,700        98,549
STERIS Corp. ..................      7,000       201,880
The Cooper Cos., Inc. .........      4,848       184,224
                                             -----------
                                                 958,867
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.2%
Health Management Associates,
  Inc. ........................     26,500       158,470
Kindred Healthcare, Inc. (a)...      3,510        87,680
Landauer, Inc. ................      1,014        52,576
LifePoint Hospitals, Inc. (a)..      6,300       187,362
Magellan Health Services, Inc.
  (a)..........................      4,287       199,903
Owens & Minor, Inc. ...........      4,395       186,480
RehabCare Group, Inc. (a)......      1,937        43,698
Tenet Healthcare Corp. (a).....     51,800       263,144
                                             -----------
                                               1,179,313
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
AFC Enterprises, Inc. (a)......      3,071        34,764
Bob Evans Farms, Inc. .........      3,837       103,330
CBRL Group, Inc. ..............      2,586        83,761
Cedar Fair LP..................      5,471       115,602
Churchill Downs, Inc. .........      1,133        61,148
Domino's Pizza, Inc. ..........      4,965        65,687
IHOP Corp. ....................      1,806        66,063
International Speedway Corp.
  (Class A)....................      3,755       154,631
Isle of Capri Casinos, Inc.
  (a)..........................      2,200        30,294
Jack in the Box, Inc. (a)......      6,778       174,669
Landry's Restaurants, Inc. ....      1,233        24,290
Marcus Corp. ..................      2,296        35,473
Six Flags, Inc. (a)............      8,152        16,549
Speedway Motorsports, Inc. ....      1,507        46,838
Triarc Cos., Inc. (Class B)....      7,062        61,863
Vail Resorts, Inc. (a).........      3,370       181,340
                                             -----------
                                               1,256,302
                                             -----------
HOUSEHOLD DURABLES -- 1.5%
American Greetings Corp. (Class
  A)...........................      5,330       108,199
Avatar Holdings, Inc. (a)......        567        23,712
Beazer Homes USA, Inc. ........      4,214        31,310
Blyth, Inc. ...................      3,112        68,277
CSS Industries, Inc. ..........      1,026        37,654
Ethan Allen Interiors, Inc. ...      3,051        86,954
Furniture Brands International,
  Inc. ........................      5,316        53,479
Helen of Troy, Ltd. (a)........      3,100        53,134
La-Z-Boy, Inc. ................      5,698        45,185
M.D.C. Holdings, Inc. .........      3,902       144,881
M/I Homes, Inc. ...............      1,377        14,459
Meritage Homes Corp. (a).......      2,642        38,494
Palm Harbor Homes, Inc. (a)....      1,101        11,616
Russ Berrie & Co., Inc. (a)....      1,380        22,577
Ryland Group, Inc. ............      4,644       127,942
Skyline Corp. .................        737        21,631
Snap-on, Inc. .................      6,364       306,999
Standard Pacific Corp. ........      8,229        27,567
Tupperware Corp. ..............      6,685       220,806
WCI Communities, Inc. (a)......      3,853        14,564
                                             -----------
                                               1,459,440
                                             -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
HOUSEHOLD PRODUCTS -- 0.1%
Central Garden & Pet Co. (a)...      2,602   $    14,987
Central Garden & Pet Co. (Class
  A) (a).......................      4,244        22,748
WD-40 Co. .....................      1,743        66,182
                                             -----------
                                                 103,917
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. ...........      6,841       253,322
Standex International Corp. ...      1,396        24,360
Teleflex, Inc. ................      4,304       271,195
Tredegar Corp. ................      2,978        47,887
                                             -----------
                                                 596,764
                                             -----------
INSURANCE -- 7.2%
Alfa Corp. ....................      4,046        87,677
Alleghany Corp. (a)............        576       231,552
Allied World Assurance
  Holdings, Ltd. ..............      3,796       190,445
American Financial Group,
  Inc. ........................      7,476       215,907
American National Insurance
  Co. .........................      1,738       210,715
Amtrust Financial Services,
  Inc. ........................      2,787        38,377
Argo Group International
  Holdings, Ltd. (a)...........      3,400       143,242
Aspen Insurance Holdings,
  Ltd. ........................      8,350       240,814
Assured Guaranty, Ltd. ........      6,604       175,270
Baldwin & Lyons, Inc. (Class
  B)...........................      1,015        27,872
Castlepoint Holdings, Ltd. ....      3,739        44,868
CNA Surety Corp. (a)...........      1,745        34,534
Conseco, Inc. (a)..............     20,700       259,992
Delphi Financial Group.........      4,740       167,227
Employers Holdings, Inc. ......      5,687        95,030
Endurance Specialty Holdings,
  Ltd. ........................      6,383       266,363
Enstar Group, Ltd. (a).........        536        65,617
Erie Indemnity Co. (Class A)...      4,890       253,742
FBL Financial Group, Inc.
  (Class A)....................      1,442        49,792
Flagstone Reinsurance Holdings,
  Ltd. ........................      4,802        66,748
Greenlight Capital Re, Ltd.
  (a)..........................      3,292        68,441
Harleysville Group, Inc. ......      1,474        52,150
Hilb Rogal and Hobbs Co. ......      4,000       162,280
Hilltop Holdings, Inc. (a).....      5,200        56,784
Horace Mann Educators Corp. ...      4,688        88,791
Infinity Property & Casualty
  Corp. .......................      1,833        66,226
IPC Holdings, Ltd. ............      6,671       192,592
Kansas City Life Insurance
  Co. .........................        465        20,269
LandAmerica Financial Group,
  Inc. ........................      1,584        52,985
Max Re Capital, Ltd. ..........      5,410       151,426
Mercury General Corp. .........      2,873       143,104
Montpelier Re Holdings, Ltd. ..     10,485       178,350
National Western Life Insurance
  Co. (Class A)................        247        51,220
Navigators Group, Inc. (a).....      1,522        98,930
Odyssey Re Holdings Corp. .....      3,013       110,607
OneBeacon Insurance Group,
  Ltd. ........................      2,601        55,921
Platinum Underwriters Holdings,
  Ltd. ........................      6,296       223,886
Presidential Life Corp. .......      2,367        41,446
ProAssurance Corp. (a).........      3,373       185,245
Reinsurance Group America,
  Inc. ........................      3,234       169,720
RLI Corp. .....................      2,299       130,560
Safety Insurance Group, Inc. ..      1,808        66,209
Security Capital Assurance,
  Ltd. ........................      3,719        14,467
Selective Insurance Group,
  Inc. ........................      5,849       134,469
StanCorp Financial Group,
  Inc. ........................      5,499       277,040
State Auto Financial Corp. ....      1,569        41,265
Stewart Information Services
  Corp. .......................      1,889        49,284
The Commerce Group, Inc. ......      5,955       214,261
The Hanover Insurance Group,
  Inc. ........................      5,636       258,129
The Midland Co. ...............      1,284        83,062
The Phoenix Cos., Inc. ........     11,806       140,137
United America Indemnity, Ltd.
  (a)..........................      2,535        50,497
United Fire & Casualty Co. ....      2,399        69,787
Validus Holdings, Ltd. (a).....      1,727        44,867
Wesco Financial Corp. .........        156        63,492
Zenith National Insurance
  Corp. .......................      4,086       182,767
                                             -----------
                                               6,856,450
                                             -----------
INTERNET SOFTWARE & SERVICES -- 0.1%
United Online, Inc. ...........      7,284        86,097
                                             -----------
IT SERVICES -- 1.0%
BearingPoint, Inc. (a).........     22,123        62,608
Convergys Corp. (a)............     14,296       235,312
CSG Systems International, Inc.
  (a)..........................      3,843        56,569
EnerNOC, Inc. (a)..............      1,100        54,010
Gevity HR, Inc. ...............      2,256        17,349
infoUSA, Inc. .................      3,655        32,639
Mantech International Corp.
  (a)..........................      1,978        86,676
MAXIMUS, Inc. .................      2,447        94,479
Perot Systems Corp. (Class A)
  (a)..........................      9,800       132,300
Unisys Corp. (a)...............     38,033       179,896
                                             -----------
                                                 951,838
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Brunswick Corp. ...............      9,700       165,385
Callaway Golf Co. .............      6,719       117,112
JAKKS Pacific, Inc. (a)........      3,085        72,837
Nautilus Group, Inc. ..........      3,422        16,597
Polaris Industries, Inc. ......      3,890       185,825
RC2 Corp. (a)..................      2,100        58,947
                                             -----------
                                                 616,703
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
Cambrex Corp. .................      3,124        26,179
PerkinElmer, Inc. .............     12,990       338,000
Varian, Inc. (a)...............      3,400       222,020
                                             -----------
                                                 586,199
                                             -----------
MACHINERY -- 4.5%
AGCO Corp. (a).................     10,090       685,918
Albany International Corp.
  (Class A)....................      2,807       104,140
Barnes Group, Inc. ............      4,610       153,928
Briggs & Stratton Corp. .......      5,451       123,520
Cascade Corp. .................      1,104        51,292
CIRCOR International, Inc. ....      1,832        84,931
Crane Co. .....................      5,724       245,560
EnPro Industries, Inc. (a).....      2,294        70,311
Federal Signal Corp. ..........      5,238        58,770
Freightcar America, Inc. ......      1,308        45,780
IDEX Corp. ....................      8,879       320,798
Kaydon Corp. ..................      3,109       169,565
Kennametal, Inc. ..............      8,530       322,946
Lincoln Electric Holdings,
  Inc. ........................      4,456       317,178
Lindsay Manufacturing Co. .....      1,193        84,333
Mueller Industries, Inc. ......      4,096       118,743
NACCO Industries, Inc. ........        613        61,110

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Nordson Corp. .................      3,374   $   195,557
Robbins & Myers, Inc. .........      1,473       111,403
Tecumseh Products Co. (Class A)
  (a)..........................      1,704        39,891
Tennant Co. ...................      1,863        82,512
The Greenbrier Cos., Inc. .....      1,611        35,861
The Timken Co. ................      8,360       274,626
Trinity Industries, Inc. ......      8,799       244,260
Valmont Industries, Inc. ......      2,054       183,052
Wabash National Corp. .........      3,504        26,946
Watts Water Technologies,
  Inc. ........................      3,359       100,098
Xerium Technologies, Inc. .....      2,219        11,539
                                             -----------
                                               4,324,568
                                             -----------
MARINE -- 0.6%
Alexander & Baldwin, Inc. .....      4,792       247,555
Eagle Bulk Shipping, Inc. .....      5,148       136,679
Genco Shipping & Trading,
  Ltd. ........................      2,758       151,028
Horizon Lines, Inc. ...........      3,626        67,589
                                             -----------
                                                 602,851
                                             -----------
MEDIA -- 1.8%
Belo Corp. ....................      9,959       173,685
Citadel Broadcasting Corp. ....     19,411        39,987
Cox Radio, Inc. (Class A) (a)..      3,974        48,284
Cumulus Media, Inc. (a)........      3,674        29,539
DreamWorks Animation SKG, Inc.
  (Class A) (a)................      8,000       204,320
Emmis Communications Corp.
  (a)..........................      3,471        13,363
Entercom Communications
  Corp. .......................      3,379        46,259
Fisher Communications, Inc.
  (a)..........................        674        25,585
GateHouse Media, Inc. .........      3,914        34,365
Hearst-Argyle Television,
  Inc. ........................      2,780        61,466
Journal Communications, Inc. ..      5,073        45,353
Lee Enterprises, Inc. .........      4,511        66,086
Lin TV Corp. (Class A) (a).....      2,938        35,755
McClatchy Co. (Class A)........      6,127        76,710
Media General, Inc. (Class A)..      2,210        46,963
Meredith Corp. ................      4,207       231,301
Radio One, Inc. (a)............      8,900        21,093
RCN Corp. (a)..................      4,150        64,698
Regal Entertainment Group......      8,542       154,354
Scholastic Corp. (a)...........      3,605       125,778
Sinclair Broadcast Group,
  Inc. ........................      5,706        46,846
Sun-Times Media Group, Inc.
  (a)..........................      6,456        14,203
Valassis Communications, Inc.
  (a)..........................      5,200        60,788
Westwood One, Inc. ............      7,623        15,170
World Wrestling Entertainment,
  Inc. (Class A)...............      2,126        31,380
                                             -----------
                                               1,713,331
                                             -----------
METALS & MINING -- 3.8%
AMCOL International Corp. .....      2,764        99,587
Brush Engineered Materials,
  Inc. (a).....................      2,215        81,999
Carpenter Technology Corp. ....      5,424       407,722
Century Aluminum Co. (a).......      3,147       169,749
Cleveland-Cliffs, Inc. ........      4,523       455,918
Commercial Metals Co. .........     13,016       383,321
Compass Minerals International,
  Inc. ........................      3,498       143,418
Haynes International, Inc.
  (a)..........................      1,183        82,219
Horsehead Holding Corp. (a)....        546         9,266
Kaiser Aluminum Corp. .........      1,558       123,830
Quanex Corp. ..................      4,065       210,974
Reliance Steel & Aluminum
  Co. .........................      7,249       392,896
RTI International Metals, Inc.
  (a)..........................      2,540       175,082
Schnitzer Steel Industries,
  Inc. (Class A)...............      2,318       160,243
Steel Dynamics, Inc. ..........     10,659       634,957
Worthington Industries, Inc. ..      7,248       129,594
                                             -----------
                                               3,660,775
                                             -----------
MULTI-UTILITIES -- 2.3%
Aquila, Inc. (a)...............     40,935       152,687
Avista Corp. ..................      5,832       125,621
Black Hills Corp. .............      4,117       181,560
CH Energy Group, Inc. .........      1,751        77,989
CMS Energy Corp. ..............     24,730       429,807
NorthWestern Corp. ............      4,040       119,180
OGE Energy Corp. ..............     10,040       364,352
PNM Resources, Inc. ...........      7,657       164,243
Puget Energy, Inc. ............     12,797       351,022
Vectren Corp. .................      8,381       243,133
                                             -----------
                                               2,209,594
                                             -----------
MULTILINE RETAIL -- 0.7%
Big Lots, Inc. (a).............     11,153       178,336
Dillard's, Inc. (Class A)......      7,155       134,371
Saks, Inc. (a).................     13,751       285,471
The Bon-Ton Stores, Inc. ......      1,300        12,337
Tuesday Morning Corp. .........      3,286        16,660
                                             -----------
                                                 627,175
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 5.5%
Alliance Resource Partners LP..      2,251        81,644
Atlas Pipeline Partners LP.....      3,797       162,701
Boardwalk Pipeline Partners
  LP...........................      4,068       126,515
BP Prudhoe Bay Royalty Trust...      2,372       190,234
Buckeye Partners LP............      5,070       250,509
Calumet Specialty Products
  Partners LP..................      1,547        57,285
Capital Product Partners LP....      1,500        37,140
Cheniere Energy Partners LP....      1,500        24,090
Contango Oil & Gas Co. (a).....      1,500        76,335
Crosstex Energy LP.............      2,029        62,940
DCP Midstream Partners LP......      1,751        80,458
Dorchester Minerals LP.........      2,949        59,363
Double Hull Tankers, Inc. .....      3,288        40,245
Duncan Energy Partners LP......      1,600        34,928
El Paso Pipeline Partners LP
  (a)..........................      2,700        67,635
Enbridge Energy Management LLC
  (a)..........................      1,238        64,772
Forest Oil Corp. (a)...........      8,597       437,072
General Maritime Corp. ........      2,891        70,685
Harvest Natural Resources, Inc.
  (a)..........................      3,826        47,825
Hiland Holdings GP LP..........        900        24,291
Holly Energy Partners LP.......        826        36,138
Hugoton Royalty Trust..........      4,444        99,679
Inergy Holdings LP.............      1,240        53,605
Inergy LP......................      4,539       141,163
Linn Energy LLC................     12,544       313,976
Magellan Midstream Partners
  LP...........................      7,321       317,439
Markwest Energy Partners LP....      3,494       118,027
Natural Resource Partners LP...      3,507       113,837
NuStar Energy LP...............      4,218       224,819
OSG America LP (a).............        800        14,840
Overseas Shipholding Group,
  Inc. ........................      3,096       230,435

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Penn Virginia GP Holdings LP...      2,100   $    60,144
Penn Virginia Resource Partners
  LP...........................      2,739        67,297
Ship Finance International,
  Ltd. ........................      4,344       120,372
Stone Energy Corp. (a).........      2,864       134,350
Sunoco Logistics Partners LP...      1,837        92,236
Swift Energy Co. (a)...........      3,254       143,274
TC Pipelines LP................      1,749        63,314
Teekay LNG Partners LP.........      1,298        38,512
TEPPCO Partners LP.............      8,065       309,131
U.S. Shipping Partners LP......      1,253        16,490
USEC, Inc. (a).................     12,209       109,881
Whiting Petroleum Corp. (a)....      4,628       266,851
Williams Partners LP...........      4,440       174,048
                                             -----------
                                               5,256,525
                                             -----------
PAPER & FOREST PRODUCTS -- 0.7%
AbitibiBowater, Inc. ..........      6,320       130,255
Buckeye Technologies, Inc.
  (a)..........................      4,347        54,338
Deltic Timber Corp. ...........      1,242        63,951
Glatfelter.....................      4,892        74,897
Louisiana-Pacific Corp. .......     11,415       156,157
Neenah Paper, Inc. ............      1,662        48,447
Schweitzer-Mauduit
  International, Inc. .........      1,751        45,368
Wausau-Mosinee Paper Corp. ....      5,552        49,912
                                             -----------
                                                 623,325
                                             -----------
PERSONAL PRODUCTS -- 0.1%
Nu Skin Enterprises, Inc.
  (Class A)....................      5,725        94,062
                                             -----------
PHARMACEUTICALS -- 0.9%
Alpharma, Inc. (Class A) (a)...      4,808        96,881
KV Pharmaceutical Co. (Class A)
  (a)..........................      4,598       131,227
Perrigo Co. ...................      8,564       299,826
Watson Pharmaceuticals, Inc.
  (a)..........................     11,200       303,968
                                             -----------
                                                 831,902
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 10.2%
Acadia Realty Trust............      3,311        84,795
Alexandria Real Estate
  Equities, Inc. ..............      3,510       356,862
American Campus Communities,
  Inc. ........................      2,966        79,637
American Financial Realty
  Trust........................     14,224       114,076
Anthracite Capital, Inc. ......      6,972        50,477
Arbor Realty Trust, Inc. ......      2,190        35,281
Ashford Hospitality Trust,
  Inc. ........................     13,473        96,871
Brandywine Realty Trust........      9,611       172,325
BRE Properties, Inc. (Class
  A)...........................      5,641       228,630
Capital Lease Funding, Inc. ...      4,978        41,915
Capital Trust, Inc. (Class A)..      1,807        55,385
CBL & Associates Properties,
  Inc. ........................      7,166       171,339
Cedar Shopping Centers, Inc. ..      4,814        49,247
Chimera Investment Corp. ......      3,700        66,156
Colonial Properties Trust......      5,037       113,987
Cousins Properties, Inc. ......      4,501        99,472
Crystal River Capital, Inc. ...      2,781        40,158
DCT Industrial Trust, Inc. ....     18,429       171,574
Deerfield Capital Corp. .......      5,310        42,480
DiamondRock Hospitality Co. ...     10,495       157,215
Douglas Emmett, Inc. ..........     10,814       244,505
DuPont Fabros Technology,
  Inc. ........................      3,400        66,640
EastGroup Properties, Inc. ....      2,598       108,726
Education Realty Trust, Inc. ..      3,163        35,552
Entertainment Properties
  Trust........................      3,085       144,995
Equity Lifestyle Properties,
  Inc. ........................      2,518       114,997
Equity One, Inc. ..............      4,078        93,916
Essex Property Trust, Inc. ....      2,776       270,632
Extra Space Storage, Inc. .....      7,095       101,388
FelCor Lodging Trust, Inc. ....      6,871       107,119
First Industrial Realty Trust,
  Inc. ........................      4,875       168,675
Franklin Street Properties
  Corp. .......................      7,054       104,399
Friedman, Billings, Ramsey
  Group, Inc. .................     15,376        48,281
Getty Realty Corp. ............      1,952        52,079
Glimcher Realty Trust..........      4,034        57,646
GMH Communities Trust..........      4,263        23,532
Gramercy Capital Corp./New
  York.........................      2,917        70,912
Health Care REIT, Inc. ........      9,333       417,092
Healthcare Realty Trust,
  Inc. ........................      5,568       141,372
Highwoods Properties, Inc. ....      6,265       184,066
Home Properties, Inc. .........      3,645       163,478
HRPT Properties Trust..........     24,705       190,970
Inland Real Estate Corp. ......      6,485        91,828
Investors Real Estate Trust....      6,076        54,502
JER Investors Trust, Inc. .....      2,600        28,002
Kilroy Realty Corp. ...........      3,555       195,383
Kite Realty Group Trust........      3,205        48,940
LaSalle Hotel Properties.......      4,363       139,180
Lexington Realty Trust.........      6,598        95,935
LTC Properties, Inc. ..........      2,298        57,565
Medical Properties Trust,
  Inc. ........................      5,355        54,567
MFA Mortgage Investments,
  Inc. ........................     13,145       121,591
Mid-America Apartment
  Communities, Inc. ...........      2,787       119,144
National Health Investors,
  Inc. ........................      2,767        77,199
National Retail Properties,
  Inc. ........................      7,793       182,200
Nationwide Health Properties,
  Inc. ........................     10,221       320,633
Newcastle Investment Corp. ....      5,827        75,518
NorthStar Realty Finance
  Corp. .......................      6,694        59,710
Omega Healthcare Investors,
  Inc. ........................      7,389       118,593
Parkway Properties, Inc. ......      1,672        61,831
Pennsylvania Real Estate
  Investment Trust.............      4,218       125,190
Post Properties, Inc. .........      4,786       168,084
Potlatch Corp. ................      4,291       190,692
PS Business Parks, Inc. .......      1,751        92,015
RAIT Investment Trust..........      6,689        57,659
Ramco-Gershenson Properties
  Trust........................      2,024        43,253
Rayonier, Inc. ................      8,486       400,879
Realty Income Corp. ...........     11,143       301,084
Redwood Trust, Inc. ...........      2,870        98,269
Saul Centers, Inc. ............      1,297        69,299
Senior Housing Properties
  Trust........................      9,224       209,200
Sovran Self Storage, Inc. .....      2,352        94,315
Strategic Hotels & Resorts,
  Inc. ........................      8,153       136,400
Sun Communities, Inc. .........      1,895        39,928
Sunstone Hotel Investors,
  Inc. ........................      6,548       119,763
Tanger Factory Outlet Centers,
  Inc. ........................      3,396       128,063
Thornburg Mortgage, Inc. ......     14,300       132,132
U-Store-It Trust...............      5,155        47,220
Universal Health Realty Income
  Trust........................      1,196        42,386
Urstadt Biddle Properties
  (Class A)....................      2,025        31,387
Washington Real Estate
  Investment Trust.............      5,096       160,065
                                             -----------
                                               9,728,458
                                             -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Tejon Ranch Co. (a)............      1,370   $    55,964
                                             -----------
ROAD & RAIL 1.4%
Amerco, Inc. (a)...............        844        55,434
Arkansas Best Corp. ...........      2,485        54,521
Avis Budget Group, Inc. (a)....     11,182       145,366
Con-way, Inc. .................      4,977       206,745
Dollar Thrifty Automotive Group
  (a)..........................      2,168        51,338
Kansas City Southern (a).......      8,419       289,024
Ryder Systems, Inc. ...........      6,425       302,039
Werner Enterprises, Inc. ......      5,626        95,811
YRC Worldwide, Inc. (a)........      6,352       108,556
                                             -----------
                                               1,308,834
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 0.7%
Actel Corp. (a)................      2,791        38,125
Credence Systems Corp. (a).....     11,000        26,620
Entegris, Inc. (a).............     12,838       110,792
Fairchild Semiconductor
  International, Inc. (a)......     13,602       196,277
Photronics, Inc. (a)...........      4,276        53,322
Standard Microsystems Corp.
  (a)..........................      2,495        97,479
TriQuint Semiconductor, Inc.
  (a)..........................     15,310       101,505
Veeco Instruments, Inc. (a)....      3,250        54,275
                                             -----------
                                                 678,395
                                             -----------
SOFTWARE -- 0.9%
Borland Software Corp. (a).....      7,900        23,779
Compuware Corp. (a)............     31,329       278,202
MSC Software Corp. (a).........      4,484        58,247
Novell, Inc. (a)...............     38,293       263,073
Sybase, Inc. (a)...............      9,989       260,613
                                             -----------
                                                 883,914
                                             -----------
SPECIALTY RETAIL -- 2.0%
Asbury Automotive Group,
  Inc. ........................      3,458        52,043
Barnes & Noble, Inc. ..........      5,868       202,153
Borders Group, Inc. ...........      6,445        68,639
Brown Shoe Co., Inc. ..........      4,889        74,166
Buckle, Inc. ..................      1,676        55,308
Circuit City Stores, Inc. .....     18,500        77,700
Collective Brands, Inc. (a)....      7,204       125,278
CSK Auto Corp. (a).............      4,780        23,948
Foot Locker, Inc. .............     17,100       233,586
Group 1 Automotive, Inc. ......      2,504        59,470
hhgregg, Inc. (a)..............        995        13,691
Jo-Ann Stores, Inc. (a)........      2,765        36,166
Lithia Motors, Inc. (Class A)..      1,732        23,780
OfficeMax, Inc. ...............      8,141       168,193
Pier 1 Imports, Inc. (a).......      8,658        45,281
Rent-A-Center, Inc. (a)........      7,300       105,996
Sally Beauty Holdings, Inc.
  (a)..........................      9,200        83,260
Sonic Automotive, Inc. (Class
  A)...........................      4,621        89,463
Stage Stores, Inc. ............      4,500        66,600
Talbots, Inc. .................      2,421        28,616
The Cato Corp. (Class A).......      3,428        53,682
The Pep Boys -- Manny, Moe &
  Jack.........................      4,274        49,066
United Auto Group, Inc. .......      4,533        79,146
Zale Corp. (a).................      5,284        84,861
                                             -----------
                                               1,900,092
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
Columbia Sportswear Co. .......      1,732        76,364
Hanesbrands, Inc. (a)..........     10,592       287,785
Jones Apparel Group, Inc. .....      9,300       148,707
Kellwood Co. ..................      2,617        43,547
Kenneth Cole Productions, Inc.
  (Class A)....................      1,295        22,649
Movado Group, Inc. ............      2,036        51,490
Oxford Industries, Inc. .......      1,713        44,144
Phillips-Van Heusen Corp. .....      6,251       230,412
Skechers USA, Inc. (a).........      3,541        69,085
UniFirst Corp. ................      1,511        57,418
Wolverine World Wide, Inc. ....      5,677       139,200
                                             -----------
                                               1,170,801
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 2.2%
Anchor Bancorp Wisconsin,
  Inc. ........................      2,065        48,569
Astoria Financial Corp. .......      9,700       225,719
Bank Mutual Corp. .............      5,900        62,363
BankAtlantic Bancorp, Inc.
  (Class A)....................      4,958        20,328
BankUnited Financial Corp. ....      3,894        26,869
Beneficial Mutual Bancorp, Inc.
  (a)..........................      3,987        38,754
Brookline Bancorp, Inc. .......      6,911        70,216
Capitol Federal Financial......      2,297        71,207
Centerline Holding Co. ........      5,497        41,887
Charter Financial Corp. .......        400        14,800
Clifton Savings Bancorp,
  Inc. ........................      1,161        11,378
Corus Bankshares, Inc. ........      3,696        39,436
Dime Community Bancshares......      3,468        44,286
Doral Financial Corp. (a)......        500         9,020
Downey Financial Corp. ........      2,312        71,926
First Busey Corp. .............      3,171        62,976
First Financial Holdings,
  Inc. ........................      1,287        35,290
First Niagara Financial Group,
  Inc. ........................     11,661       140,398
First Place Financial Corp. ...      1,730        24,203
FirstFed Financial Corp. (a)...      1,520        54,446
Flagstar Bancorp, Inc. ........      4,054        28,256
Flushing Financial Corp. ......      2,103        33,753
Fremont General Corp. (a)......      7,595        26,583
IndyMac Bancorp, Inc. .........      8,806        52,396
Kearny Financial Corp. ........      2,389        28,453
Northwest Bancorp, Inc. .......      2,204        58,560
PFF Bancorp, Inc. .............      2,279        27,439
Provident Financial Services,
  Inc. ........................      6,283        90,601
Provident New York Bancorp.....      4,361        56,344
Radian Group, Inc. ............      8,800       102,784
The PMI Group, Inc. ...........      8,900       118,192
TierOne Corp. .................      1,750        38,763
Triad Guaranty, Inc. (a).......      1,393        13,651
TrustCo Bank Corp. NY..........      8,126        80,610
United Community Financial
  Corp. .......................      2,939        16,223
Washington Federal, Inc. ......      9,534       201,263
Wauwatosa Holdings, Inc. (a)...      1,103        14,140
WSFS Financial Corp. ..........        672        33,734
                                             -----------
                                               2,135,816
                                             -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
TOBACCO -- 0.3%
Alliance One International,
  Inc. (a).....................     10,400   $    42,328
Universal Corp. ...............      3,056       156,529
Vector Group, Ltd. ............      3,837        76,970
                                             -----------
                                                 275,827
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 1.1%
Aircastle, Ltd. ...............      4,800       126,384
Applied Industrial
  Technologies, Inc. ..........      4,344       126,063
BlueLinx Holdings, Inc. .......      1,287         5,058
GATX Corp. ....................      4,654       170,709
Kaman Corp. (Class A)..........      2,740       100,859
Lawson Products, Inc. .........        498        18,884
TAL International Group,
  Inc. ........................      1,921        43,741
Textainer Group Holdings,
  Ltd. ........................      1,000        14,530
UAP Holding Corp. .............      5,671       218,901
United Rentals, Inc. (a).......      8,577       157,474
Watsco, Inc. ..................      2,691        98,921
                                             -----------
                                               1,081,524
                                             -----------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
Macquarie Infrastructure Co.
  LLC..........................      4,983       201,961
                                             -----------



WATER UTILITIES -- 0.5%
American States Water Co. .....      1,846        69,557
Aqua America, Inc. ............     14,469       306,743
California Water Service
  Group........................      2,165        80,149
SJW Corp. .....................      1,472        51,034
                                             -----------
                                                 507,483
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
SunCom Wireless Holdings, Inc.
  (a)..........................        800        21,344
USA Mobility, Inc. (a).........      2,571        36,765
                                             -----------
                                                  58,109
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $100,340,273)..........               95,630,630
                                             -----------
SHORT TERM INVESTMENTS -- 1.2%
MONEY MARKET FUND -- 1.2%
STIC Prime Portfolio
  (Cost $1,111,334)............  1,111,334     1,111,334
                                             -----------
TOTAL INVESTMENTS -- 101.0%
  (Cost $101,451,607)..........               96,741,964
OTHER ASSETS AND
  LIABILITIES -- (1.0)%........                 (948,285)
                                             -----------
NET ASSETS -- 100.0%...........              $95,793,679
                                             ===========




(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.


See accompanying notes to financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the Registrant's President, and Gary L. French, the Registrant's Principal Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. Ross and French determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual
Report.

     (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

     (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR(R) SERIES TRUST


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President and Principal Executive
    Officer

Date: February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President and Principal Executive
    Officer

Date: February 25, 2008


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer and Principal Financial
    Officer

Date: February 25, 2008